UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Christina H. Lee, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Strategic Advisers® Core Income Fund Strategic Advisers® Core Income Fund : FPCIX

This semi-annual shareholder report contains information about Strategic Advisers® Core Income Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Core Income Fund	$ 2	0.04%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$43,848,246,713
Number of Holdings	8,834
Portfolio Turnover	124%
What did the Fund invest in?
(as of August 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Total Bond Fund	8.8
US Treasury Notes	7.2
Western Asset Core Bond Fund Class I	6.4
PIMCO Total Return Fund Institutional Class	6.2
United States Department of the Treasury	5.5
Fannie Mae Mortgage pass-thru certificates	4.6
iShares 7-10 Year Treasury Bond ETF	4.6
Uniform Mortgage Backed Securities	4.2
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	4.1
Fidelity SAI U.S. Treasury Bond Index Fund	3.7
55.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914569.100    1976-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Strategic Advisers® Emerging Markets Fund Strategic Advisers® Emerging Markets Fund : FSAMX

This semi-annual shareholder report contains information about Strategic Advisers® Emerging Markets Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Emerging Markets Fund	$ 15	0.29%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$11,598,537,458
Number of Holdings	987
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI Emerging Markets Value Index Fund	11.9
Fidelity Advisor Emerging Markets Fund - Class Z	7.0
Fidelity SAI Emerging Markets Low Volatility Index Fund	5.9
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Fidelity SAI Emerging Markets Index Fund	4.3
Tencent Holdings Ltd	3.3
Goldman Sachs Emerging Markets Equity Fund Institutional Class	3.2
Samsung Electronics Co Ltd	2.5
Invesco Developing Markets Fund Class R6	1.6
abrdn Emerging Markets Fund Institutional Service Class	1.3
46.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914571.100    2261-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Strategic Advisers® International Fund Strategic Advisers® International Fund : FILFX

This semi-annual shareholder report contains information about Strategic Advisers® International Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® International Fund	$ 9	0.16%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$23,659,471,059
Number of Holdings	991
Portfolio Turnover	34%
What did the Fund invest in?
(as of August 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI International Low Volatility Index Fund	4.5
Artisan International Value Fund Investor Class	4.2
Fidelity Advisor International Discovery Fund - Class Z	4.1
Fidelity SAI International Index Fund	3.1
Fidelity SAI International Value Index Fund	2.8
Fidelity SAI Japan Stock Index Fund	2.5
Fidelity Diversified International Fund	2.5
Fidelity SAI International Quality Index Fund	2.4
Oakmark International Fund Investor Class	2.1
JPMorgan International Research Enhanced Equity ETF	2.0
30.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914564.100    1557-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Strategic Advisers® Income Opportunities Fund Strategic Advisers® Income Opportunities Fund : FPIOX

This semi-annual shareholder report contains information about Strategic Advisers® Income Opportunities Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Income Opportunities Fund	$ 9	0.18%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,345,921,470
Number of Holdings	1,311
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Capital & Income Fund	11.3
BlackRock High Yield Portfolio Class K	10.3
Artisan High Income Fund Investor Shares	10.2
Eaton Vance Income Fund of Boston Class A	8.2
NYLI MacKay High Yield Corporate Bond Fund Class A	5.3
Vanguard High-Yield Corporate Fund Admiral Shares	3.0
CCO Holdings LLC / CCO Holdings Capital Corp	0.8
Tenet Healthcare Corp	0.8
Carnival Corp	0.7
TransDigm Inc	0.6
51.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914570.100    1977-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Strategic Advisers® Fidelity® International Fund Strategic Advisers® Fidelity® International Fund : FUSIX

This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® International Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® International Fund	$ 5	0.10%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$42,318,521,511
Number of Holdings	282
Portfolio Turnover	45%
What did the Fund invest in?
(as of August 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity SAI International Value Index Fund	13.3
Fidelity SAI International Index Fund	9.8
Fidelity Advisor International Discovery Fund - Class Z	8.5
Fidelity Diversified International Fund	7.5
Fidelity SAI International Low Volatility Index Fund	5.7
Fidelity International Capital Appreciation Fund	5.2
Fidelity SAI International Quality Index Fund	2.0
Fidelity Advisor International Growth Fund - Class Z	1.3
Fidelity SAI International Small Cap Index Fund	1.3
Novo Nordisk A/S Series B	1.1
55.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914568.100    1848-TSRS-1024

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Income Opportunities Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 44.0%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		1,401,000	872,247
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rivian Automotive, Inc. 4.625% 3/15/29		825,000	834,797
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Itron, Inc. 1.375% 7/15/30 (b)		60,000	61,380
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		170,000	175,015
ON Semiconductor Corp. 0% 5/1/27		114,000	175,788
Wolfspeed, Inc. 1.875% 12/1/29		753,000	287,046
			637,849
TOTAL INFORMATION TECHNOLOGY			699,229

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		141,000	119,850
Redfin Corp. 0.5% 4/1/27		489,000	334,965
			454,815
UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		158,000	168,586
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		128,000	118,088
Sunnova Energy International, Inc.:
0.25% 12/1/26		262,000	198,443
2.625% 2/15/28		32,000	20,656
			337,187
TOTAL UTILITIES			505,773

TOTAL CONVERTIBLE BONDS			3,366,861
Nonconvertible Bonds - 43.7%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.1%
Altice France SA:
5.125% 1/15/29(b)		687,000	476,956
5.125% 7/15/29(b)		1,071,000	747,223
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		825,000	774,254
5.625% 9/15/28(b)		500,000	453,316
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		1,350,000	1,339,776
Consolidated Communications, Inc. 5% 10/1/28 (b)		190,000	165,864
Frontier Communications Holdings LLC:
5% 5/1/28(b)		965,000	937,068
5.875% 10/15/27(b)		609,000	606,610
5.875% 11/1/29		235,000	216,173
8.75% 5/15/30(b)		605,000	637,187
IHS Holding Ltd.:
5.625% 11/29/26(b)		175,000	169,969
6.25% 11/29/28(b)		40,000	36,775
Iliad Holding SAS:
6.5% 10/15/26(b)		350,000	352,870
7% 10/15/28(b)		245,000	248,661
8.5% 4/15/31(b)		695,000	736,469
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		205,000	127,613
3.75% 7/15/29(b)		200,000	119,600
3.875% 10/15/30(b)		482,000	327,986
4% 4/15/31(b)		145,000	97,149
4.5% 4/1/30(b)		585,000	428,823
4.875% 6/15/29(b)		350,000	272,143
10.5% 4/15/29(b)		700,000	750,379
10.5% 5/15/30(b)		379,000	406,087
10.75% 12/15/30(b)		586,361	631,493
11% 11/15/29(b)		2,180,602	2,390,609
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		345,000	214,514
Optics Bidco SpA 7.721% 6/4/38 (b)		200,000	216,652
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		225,000	213,525
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	193,250
Windstream Escrow LLC 7.75% 8/15/28 (b)		300,000	292,832
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		280,000	244,393
			14,826,219
Entertainment - 0.2%
Cinemark U.S.A., Inc.:
5.25% 7/15/28(b)		500,000	491,161
7% 8/1/32(b)		1,030,000	1,069,105
Playtika Holding Corp. 4.25% 3/15/29 (b)		605,000	543,690
Roblox Corp. 3.875% 5/1/30 (b)		1,055,000	971,916
			3,075,872
Media - 3.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		414,000	388,150
Altice Financing SA:
5% 1/15/28(b)		600,000	481,878
5.75% 8/15/29(b)		2,766,000	2,130,663
9.625% 7/15/27(b)		400,000	382,898
Altice France Holding SA:
6% 2/15/28(b)		2,280,000	734,334
10.5% 5/15/27(b)		1,615,000	638,858
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		730,000	633,425
4.25% 1/15/34(b)		375,000	302,404
4.5% 8/15/30(b)		328,000	292,513
4.5% 5/1/32		745,000	636,122
4.5% 6/1/33(b)		1,725,000	1,442,101
4.75% 2/1/32(b)		1,250,000	1,089,169
5% 2/1/28(b)		1,250,000	1,204,502
6.375% 9/1/29(b)		2,327,000	2,298,484
7.375% 3/1/31(b)		1,530,000	1,557,341
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		400,000	390,765
7.5% 6/1/29(b)		720,000	607,121
7.75% 4/15/28(b)		995,000	867,241
7.875% 4/1/30(b)		795,000	830,661
9% 9/15/28(b)		1,230,000	1,307,451
CSC Holdings LLC:
3.375% 2/15/31(b)		352,000	226,351
4.125% 12/1/30(b)		1,152,000	759,695
4.625% 12/1/30(b)		1,195,000	467,238
5.375% 2/1/28(b)		211,000	162,236
5.5% 4/15/27(b)		400,000	326,355
5.75% 1/15/30(b)		1,545,000	611,163
6.5% 2/1/29(b)		510,000	384,944
7.5% 4/1/28(b)		565,000	289,601
11.25% 5/15/28(b)		320,000	284,380
11.75% 1/31/29(b)		880,000	777,046
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375%(b)(c)		4,535,000	56,688
6.625%(b)(c)		13,785,000	172,313
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		640,000	619,724
DISH DBS Corp.:
5.125% 6/1/29		1,570,000	714,835
5.25% 12/1/26(b)		640,000	548,240
5.75% 12/1/28(b)		447,000	343,925
5.875% 11/15/24		70,000	67,947
7.375% 7/1/28		1,420,000	730,901
7.75% 7/1/26		2,034,000	1,368,558
DISH Network Corp. 11.75% 11/15/27 (b)		1,179,000	1,198,766
Gray Television, Inc.:
5.375% 11/15/31(b)		263,000	150,644
7% 5/15/27(b)		680,000	655,857
Lamar Media Corp. 4.875% 1/15/29		897,000	880,976
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		250,000	201,898
6.75% 10/15/27(b)		615,000	562,289
Midcontinent Communications 8% 8/15/32 (b)		625,000	622,658
News Corp. 3.875% 5/15/29 (b)		125,000	117,556
Nexstar Media, Inc. 5.625% 7/15/27 (b)		150,000	146,581
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		230,000	244,465
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		300,000	237,682
6.5% 9/15/28(b)		1,245,000	669,757
Sinclair Television Group, Inc. 5.125% 2/15/27 (b)		515,000	441,649
Sirius XM Radio, Inc.:
4% 7/15/28(b)		2,120,000	1,985,690
4.125% 7/1/30(b)		1,315,000	1,180,321
5.5% 7/1/29(b)		455,000	442,830
Stagwell Global LLC 5.625% 8/15/29 (b)		1,480,000	1,403,000
Townsquare Media, Inc. 6.875% 2/1/26 (b)		290,000	289,446
Univision Communications, Inc.:
6.625% 6/1/27(b)		1,530,000	1,514,429
7.375% 6/30/30(b)		625,000	599,900
8% 8/15/28(b)		1,400,000	1,416,429
8.5% 7/31/31(b)		452,000	451,102
Virgin Media Secured Finance PLC:
4.5% 8/15/30(b)		550,000	485,706
5.5% 5/15/29(b)		200,000	189,582
VTR Finance BV 6.375% 7/15/28 (b)		100,000	91,500
VZ Secured Financing BV 5% 1/15/32 (b)		465,000	420,698
Ziggo Bond Co. BV 6% 1/15/27 (b)		20,000	19,942
Ziggo BV 4.875% 1/15/30 (b)		170,000	158,494
			43,908,068
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)		110,000	109,759
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		1,495,000	1,471,766
Digicel Group Holdings Ltd.:
0% 12/31/30(b)(d)		218	105
0% 12/31/30(b)(d)		24,712	2
0% 12/31/30(b)(d)		3,345	3,210
0% 12/31/30(b)(d)		39,741	4
Digicel Intermediate Holdings 12% 5/25/27 pay-in-kind (e)		205,228	204,138
Digicel MidCo Ltd. / DIFL U.S. II LLC PIK 10.5% 11/25/28 pay-in-kind (e)		22,746	18,515
Intelsat Jackson Holdings SA:
6.5% 3/15/30(b)		1,435,000	1,377,884
9.75%(b)(c)(d)		50,000	0
Millicom International Cellular SA:
4.5% 4/27/31(b)		65,000	57,810
5.125% 1/15/28(b)		130,500	126,210
7.375% 4/2/32(b)		100,000	100,940
VMED O2 UK Financing I PLC:
4.25% 1/31/31(b)		127,000	110,407
4.75% 7/15/31(b)		1,255,000	1,101,014
7.75% 4/15/32(b)		200,000	203,330
			4,885,094
TOTAL COMMUNICATION SERVICES			66,695,253

CONSUMER DISCRETIONARY - 8.1%
Automobile Components - 0.9%
Adient Global Holdings Ltd.:
4.875% 8/15/26(b)		575,000	567,937
7% 4/15/28(b)		255,000	262,082
8.25% 4/15/31(b)		740,000	786,529
Albion Financing 2 SARL 8.75% 4/15/27 (b)		370,000	378,117
American Axle & Manufacturing, Inc.:
6.25% 3/15/26		59,000	59,000
6.5% 4/1/27		75,000	75,387
Clarios Global LP / Clarios U.S. Finance Co. 8.5% 5/15/27 (b)		1,145,000	1,156,235
Dana Financing Luxembourg SARL 8.5% 7/15/31 (b)	EUR	601,000	718,410
Dana, Inc.:
4.25% 9/1/30		330,000	297,194
5.375% 11/15/27		50,000	49,497
5.625% 6/15/28		280,000	275,966
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 7.75% 5/31/32 (b)		390,000	403,606
Hertz Corp.:
4.625% 12/1/26(b)		125,000	98,118
5% 12/1/29(b)		150,000	101,198
12.625% 7/15/29(b)		20,000	21,303
J.B. Poindexter & Co., Inc. 8.75% 12/15/31 (b)		235,000	247,892
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		335,000	348,638
6.5% 3/26/31(b)		410,000	432,285
8.125% 3/30/29(b)		575,000	611,065
8.375% 5/1/28(b)		245,000	259,586
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)		346,000	319,467
Patrick Industries, Inc.:
4.75% 5/1/29(b)		125,000	117,332
7.5% 10/15/27(b)		125,000	125,447
Phinia, Inc. 6.75% 4/15/29 (b)		430,000	441,252
Tenneco, Inc. 8% 11/17/28 (b)		1,805,000	1,687,703
The Goodyear Tire & Rubber Co.:
5.25% 4/30/31		345,000	312,429
5.625% 4/30/33		270,000	237,831
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		290,000	287,453
6.75% 4/23/30(b)		710,000	729,856
6.875% 4/14/28(b)		150,000	154,971
6.875% 4/23/32(b)		625,000	649,390
7.125% 4/14/30(b)		390,000	408,683
			12,621,859
Automobiles - 0.4%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		165,000	168,033
Ford Motor Co.:
4.75% 1/15/43		213,000	177,729
9.625% 4/22/30		565,000	670,622
McLaren Finance PLC 7.5% 8/1/26 (b)		190,000	166,914
PM General Purchaser LLC 9.5% 10/1/28 (b)		720,000	738,295
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(e)(f)		3,610,000	3,610,293
			5,531,886
Broadline Retail - 0.3%
CMG Media Corp. 8.875% 12/15/27 (b)		2,205,000	1,168,650
Kohl's Corp. 4.25% 7/17/25		20,000	19,810
Match Group Holdings II LLC:
3.625% 10/1/31(b)		435,000	386,263
4.125% 8/1/30(b)		1,544,000	1,422,236
5.625% 2/15/29(b)		330,000	329,215
Nordstrom, Inc.:
4.25% 8/1/31		70,000	62,288
4.375% 4/1/30		45,000	41,325
			3,429,787
Distributors - 0.2%
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28(b)		385,000	396,095
7.75% 3/15/31(b)		545,000	579,312
The Gates Corp. 6.875% 7/1/29 (b)		195,000	200,020
Velocity Vehicle Group LLC 8% 6/1/29 (b)		400,000	416,046
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		1,445,000	1,547,836
			3,139,309
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		162,000	159,311
Service Corp. International:
3.375% 8/15/30		100,000	89,741
4% 5/15/31		260,000	238,592
5.125% 6/1/29		105,000	103,761
Sotheby's 7.375% 10/15/27 (b)		230,000	219,638
StoneMor, Inc. 8.5% 5/15/29 (b)		80,000	71,185
TKC Holdings, Inc.:
6.875% 5/15/28(b)		280,000	278,187
10.5% 5/15/29(b)		360,000	359,094
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		495,000	492,726
			2,012,235
Hotels, Restaurants & Leisure - 4.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		160,000	152,790
4% 10/15/30(b)		1,374,000	1,258,558
6.125% 6/15/29(b)		200,000	204,255
Boyd Gaming Corp. 4.75% 6/15/31 (b)		450,000	423,399
Brinker International, Inc. 8.25% 7/15/30 (b)		450,000	478,389
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		1,200,000	1,135,091
6.5% 2/15/32(b)		1,025,000	1,053,322
7% 2/15/30(b)		1,330,000	1,377,305
8.125% 7/1/27(b)		1,730,000	1,766,745
Carnival Corp.:
4% 8/1/28(b)		875,000	833,500
5.75% 3/1/27(b)		1,300,000	1,304,306
6% 5/1/29(b)		723,000	726,233
6.65% 1/15/28		110,000	112,333
7% 8/15/29(b)		405,000	425,865
7.625% 3/1/26(b)		2,210,000	2,232,387
10.5% 6/1/30(b)		1,750,000	1,899,363
CCM Merger, Inc. 6.375% 5/1/26 (b)		250,000	249,782
Cedar Fair LP/Canada's Wonderland Co. 5.25% 7/15/29		792,000	780,542
Churchill Downs, Inc.:
5.75% 4/1/30(b)		920,000	914,472
6.75% 5/1/31(b)		630,000	647,401
Cirsa Finance International SARL:
4.5% 3/15/27(b)	EUR	370,000	403,345
6.5% 3/15/29(b)	EUR	100,000	114,474
10.375% 11/30/27(b)	EUR	90,000	105,580
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		74,000	68,820
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(b)		50,000	46,775
6.75% 1/15/30(b)		1,905,000	1,712,515
Garden SpinCo Corp. 8.625% 7/20/30 (b)		115,000	125,490
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		1,200,000	1,075,600
4% 5/1/31(b)		190,000	175,572
5.875% 4/1/29(b)		360,000	366,866
6.125% 4/1/32(b)		495,000	507,507
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		330,000	333,977
Inter Media Communication SRL 6.75% 2/9/27	EUR	451,082	498,119
International Game Technology PLC:
5.25% 1/15/29(b)		660,000	651,536
6.25% 1/15/27(b)		995,000	1,011,376
Jacobs Entertainment, Inc.:
6.75% 2/15/29(b)		625,000	596,252
6.75% 2/15/29(b)		250,000	234,681
Life Time, Inc.:
5.75% 1/15/26(b)		270,000	270,044
8% 4/15/26(b)		1,123,000	1,139,922
Light & Wonder International, Inc.:
7.25% 11/15/29(b)		1,740,000	1,803,038
7.5% 9/1/31(b)		290,000	305,373
Lindblad Expeditions Holdings 9% 5/15/28 (b)		550,000	569,336
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		40,000	39,746
Lottomatica SpA 7.125% 6/1/28 (b)	EUR	130,000	151,432
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		315,000	296,970
Merlin Entertainments Group 7.375% 2/15/31 (b)		1,150,000	1,145,746
MGM Resorts International:
4.75% 10/15/28		1,026,000	998,667
5.5% 4/15/27		337,000	336,963
6.5% 4/15/32		825,000	830,898
Midwest Gaming Borrower LLC / Midwest Gaming Financial Corp. 4.875% 5/1/29 (b)		1,090,000	1,040,659
Motion Finco SARL 7.375% 6/15/30 (b)	EUR	405,000	451,045
NCL Corp. Ltd.:
3.625% 12/15/24(b)		224,000	222,448
5.875% 3/15/26(b)		998,000	997,456
5.875% 2/15/27(b)		845,000	846,890
7.75% 2/15/29(b)		1,555,000	1,659,474
8.125% 1/15/29(b)		448,000	479,179
8.375% 2/1/28(b)		175,000	184,205
NCL Finance Ltd. 6.125% 3/15/28 (b)		475,000	480,546
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		310,000	319,516
Penn Entertainment, Inc. 5.625% 1/15/27 (b)		1,050,000	1,032,667
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		400,000	277,559
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		310,000	304,534
5.375% 7/15/27(b)		260,000	260,444
5.5% 8/31/26(b)		750,000	751,063
5.5% 4/1/28(b)		725,000	730,599
6% 2/1/33(b)		1,615,000	1,654,387
6.25% 3/15/32(b)		435,000	449,232
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)		1,045,000	1,010,783
Six Flags Entertainment Corp.:
5.5% 4/15/27(b)		450,000	446,797
6.625% 5/1/32(b)		480,000	494,053
7.25% 5/15/31(b)		1,235,000	1,280,823
Station Casinos LLC 6.625% 3/15/32 (b)		170,000	173,413
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		280,000	279,828
Viking Cruises Ltd.:
5.875% 9/15/27(b)		705,000	704,163
7% 2/15/29(b)		125,000	126,625
9.125% 7/15/31(b)		330,000	362,029
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		600,000	595,009
Wynn Macau Ltd.:
5.5% 10/1/27(b)		1,565,000	1,513,105
5.625% 8/26/28(b)		500,000	476,500
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29(b)		400,000	391,364
7.125% 2/15/31(b)		380,000	403,307
Yum! Brands, Inc.:
3.625% 3/15/31		35,000	32,125
4.625% 1/31/32		430,000	407,540
5.375% 4/1/32		80,000	79,310
6.875% 11/15/37		735,000	821,133
			55,632,468
Household Durables - 0.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(b)		125,000	118,365
4.625% 4/1/30(b)		697,000	655,986
6.625% 1/15/28(b)		25,000	25,183
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27		225,000	223,734
7.25% 10/15/29		1,150,000	1,174,726
7.5% 3/15/31(b)		355,000	361,395
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(b)		454,000	423,196
5% 6/15/29(b)		175,000	164,210
6.25% 9/15/27(b)		563,000	560,989
Castle UK Finco PLC 7% 5/15/29 (b)	GBP	295,000	372,546
Empire Communities Corp. 9.75% 5/1/29 (b)		275,000	289,781
KB Home 4.8% 11/15/29		875,000	850,659
Landsea Homes Corp. 8.875% 4/1/29 (b)		500,000	517,522
LGI Homes, Inc.:
4% 7/15/29(b)		95,000	86,254
8.75% 12/15/28(b)		70,000	74,582
M/I Homes, Inc. 4.95% 2/1/28		385,000	377,309
New Home Co., Inc. 9.25% 10/1/29 (b)		180,000	187,428
Newell Brands, Inc.:
5.7% 4/1/26		65,000	64,770
6.375% 9/15/27		75,000	75,356
6.625% 9/15/29		100,000	99,846
6.875% 4/1/36(g)		45,000	42,791
7% 4/1/46(g)		80,000	69,365
STL Holding Co. LLC 8.75% 2/15/29 (b)		225,000	237,705
Swf Holdings I Corp. 6.5% 10/1/29 (b)		25,000	13,249
TopBuild Corp. 4.125% 2/15/32 (b)		235,000	213,894
TRI Pointe Homes, Inc. 5.7% 6/15/28		455,000	457,730
			7,738,571
Leisure Products - 0.1%
Amer Sports Co. 6.75% 2/16/31 (b)		920,000	934,937
Vista Outdoor, Inc. 4.5% 3/15/29 (b)		45,000	44,995
			979,932
Specialty Retail - 1.2%
Arko Corp. 5.125% 11/15/29 (b)		605,000	537,349
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		1,550,000	1,569,364
Carvana Co.:
4.875% 9/1/29(b)		242,000	203,534
5.5% 4/15/27(b)		220,000	204,293
5.625% 10/1/25(b)		215,000	210,165
5.875% 10/1/28(b)		160,000	143,809
12% 12/1/28 pay-in-kind(b)(e)		445,737	462,659
13% 6/1/30 pay-in-kind(b)(e)		1,483,846	1,584,086
14% 6/1/31 pay-in-kind(b)(e)		818,880	932,593
Champions Financing, Inc. 8.75% 2/15/29 (b)		305,000	312,825
Gap, Inc. 3.875% 10/1/31 (b)		625,000	539,923
Global Auto Holdings Ltd./AAG FH UK Ltd.:
8.375% 1/15/29(b)		235,000	231,650
8.75% 1/15/32(b)		590,000	564,967
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		35,000	35,606
Hudson Automotive Group 8% 5/15/32 (b)		245,000	258,413
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (b)		350,000	351,266
LBM Acquisition LLC 6.25% 1/15/29 (b)		750,000	677,972
LCM Investments Holdings:
4.875% 5/1/29(b)		600,000	571,562
8.25% 8/1/31(b)		455,000	483,780
Lithia Motors, Inc.:
3.875% 6/1/29(b)		300,000	278,242
4.375% 1/15/31(b)		200,000	184,220
Mavis Tire Express Services TopCo LP 6.5% 5/15/29 (b)		1,890,000	1,822,357
Michaels Companies, Inc. 7.875% 5/1/29 (b)		40,000	23,417
Park River Holdings, Inc.:
5.625% 2/1/29(b)		775,000	637,205
6.75% 8/1/29(b)		150,000	125,811
Sally Holdings LLC 6.75% 3/1/32		780,000	795,656
Specialty Building Products Holdings LLC 6.375% 9/30/26 (b)		450,000	447,499
Staples, Inc.:
10.75% 9/1/29(b)		315,000	296,700
12.75% 1/15/30(b)		253,925	196,252
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		1,070,000	1,120,964
White Cap Parent LLC 8.25% 3/15/26 pay-in-kind (b)(e)		80,000	79,797
			15,883,936
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		130,000	116,847
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		670,000	630,911
Levi Strauss & Co. 3.5% 3/1/31 (b)		35,000	31,573
Wolverine World Wide, Inc. 4% 8/15/29 (b)		1,050,000	894,137
			1,673,468
TOTAL CONSUMER DISCRETIONARY			108,643,451

CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		720,000	712,023
Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		590,000	546,428
4.875% 2/15/30(b)		314,000	306,892
5.875% 2/15/28(b)		200,000	199,503
C&S Group Enterprises LLC 5% 12/15/28 (b)		350,000	264,391
Iceland Bondco PLC:
3 month EURIBOR EURO INTER + 5.500% 9.042% 12/15/27(b)(e)(f)	EUR	100,000	112,723
4.625% 3/15/25 (Reg. S)	GBP	50,000	65,418
10.875% 12/15/27(b)	GBP	100,000	141,132
KeHE Distributor / Nextwave 9% 2/15/29 (b)		327,000	341,151
Performance Food Group, Inc. 5.5% 10/15/27 (b)		124,000	123,293
Sigma Holdco BV 7.875% 5/15/26 (b)		360,000	355,111
U.S. Foods, Inc. 6.875% 9/15/28 (b)		100,000	104,023
United Natural Foods, Inc. 6.75% 10/15/28 (b)		60,000	56,351
Walgreens Boots Alliance, Inc. 8.125% 8/15/29		115,000	115,129
			2,731,545
Food Products - 0.5%
B&G Foods, Inc.:
5.25% 9/15/27		1,140,000	1,075,819
8% 9/15/28(b)		675,000	701,755
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)		635,000	665,394
Darling Ingredients, Inc. 6% 6/15/30 (b)		950,000	961,628
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		150,000	157,800
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		565,000	525,922
4.375% 1/31/32(b)		345,000	317,789
Post Holdings, Inc.:
4.5% 9/15/31(b)		700,000	651,352
4.625% 4/15/30(b)		649,000	616,816
6.25% 2/15/32(b)		680,000	697,347
6.375% 3/1/33(b)		590,000	594,307
			6,965,929
Household Products - 0.1%
Energizer Holdings, Inc. 4.75% 6/15/28 (b)		409,000	394,189
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31(b)		450,000	463,037
10.75% 6/30/32(b)		255,000	254,210
Resideo Funding, Inc. 6.5% 7/15/32 (b)		120,000	122,168
			1,233,604
Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (b)		860,000	893,180
Tobacco - 0.0%
Vector Group Ltd. 5.75% 2/1/29 (b)		606,000	614,331
TOTAL CONSUMER STAPLES			13,150,612

ENERGY - 6.2%
Energy Equipment & Services - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)		175,000	177,183
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)		750,000	791,178
Nabors Industries Ltd. 7.5% 1/15/28 (b)		330,000	324,840
Nabors Industries, Inc.:
7.375% 5/15/27(b)		205,000	207,388
8.875% 8/15/31(b)		235,000	235,473
9.125% 1/31/30(b)		680,000	728,682
Noble Finance II LLC 8% 4/15/30 (b)		315,000	326,609
Precision Drilling Corp.:
6.875% 1/15/29(b)		25,000	25,368
7.125% 1/15/26(b)		236,000	235,218
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		955,000	1,008,078
Star Holding LLC 8.75% 8/1/31 (b)		65,000	63,677
Transocean Aquila Ltd. 8% 9/30/28 (b)		55,000	56,560
Transocean, Inc.:
6.8% 3/15/38		825,000	699,590
8% 2/1/27(b)		476,000	475,951
8.25% 5/15/29(b)		735,000	744,099
8.5% 5/15/31(b)		850,000	862,502
8.75% 2/15/30(b)		858,500	906,864
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)		170,000	174,618
Valaris Ltd. 8.375% 4/30/30 (b)		920,000	959,775
Vallourec SA 7.5% 4/15/32 (b)		449,000	472,808
Viridien 8.75% 4/1/27 (b)		390,000	373,632
Yinson Boronia Production BV 8.947% 7/31/42 (b)		200,000	209,610
			10,059,703
Oil, Gas & Consumable Fuels - 5.4%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		1,500,000	1,520,750
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		321,000	317,157
5.75% 3/1/27(b)		100,000	99,611
5.75% 1/15/28(b)		775,000	775,218
6.625% 2/1/32(b)		115,000	118,498
Antero Resources Corp. 7.625% 2/1/29 (b)		140,000	144,885
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26(b)		386,000	387,223
8.25% 12/31/28(b)		275,000	282,576
9% 11/1/27(b)		450,000	548,614
Baytex Energy Corp. 7.375% 3/15/32 (b)		170,000	176,066
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		110,000	114,418
7.25% 7/15/32(b)		155,000	162,515
California Resources Corp.:
7.125% 2/1/26(b)		54,000	54,210
8.25% 6/15/29(b)		464,000	478,582
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		120,000	117,985
Canacol Energy Ltd. 5.75% 11/24/28 (b)		370,000	213,213
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		195,000	201,892
Chesapeake Energy Corp.:
5.875% 2/1/29(b)		225,000	225,489
6.75% 4/15/29(b)		1,210,000	1,228,081
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		646,000	649,635
7% 6/15/25(b)		575,000	575,347
8.375% 1/15/29(b)		100,000	103,871
Civitas Resources, Inc.:
8.375% 7/1/28(b)		490,000	516,589
8.625% 11/1/30(b)		495,000	538,066
8.75% 7/1/31(b)		445,000	480,234
CNX Midstream Partners LP 4.75% 4/15/30 (b)		300,000	279,806
CNX Resources Corp.:
7.25% 3/1/32(b)		395,000	413,595
7.375% 1/15/31(b)		115,000	120,176
Comstock Resources, Inc.:
5.875% 1/15/30(b)		1,020,000	964,331
6.75% 3/1/29(b)		1,720,000	1,691,861
Conuma Resources Ltd. 13.125% 5/1/28 (b)		308,000	315,336
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)		245,000	253,892
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		385,000	415,972
Crescent Energy Finance LLC:
7.375% 1/15/33(b)		1,241,000	1,272,907
7.625% 4/1/32(b)		790,000	814,620
9.25% 2/15/28(b)		1,300,000	1,378,446
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		259,000	262,572
CVR Energy, Inc.:
5.75% 2/15/28(b)		476,000	448,888
8.5% 1/15/29(b)		355,000	361,674
DCP Midstream Operating LP:
5.625% 7/15/27		10,000	10,260
6.75% 9/15/37(b)		450,000	496,143
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		540,000	544,187
8.625% 3/15/29(b)		245,000	257,612
DT Midstream, Inc.:
4.125% 6/15/29(b)		40,000	38,000
4.375% 6/15/31(b)		20,000	18,793
EG Global Finance PLC 12% 11/30/28 (b)		1,370,000	1,494,428
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		615,000	625,822
Energean Israel Finance Ltd. 5.375% 3/30/28 (Reg. S) (b)		80,000	72,264
Energean PLC 6.5% 4/30/27 (b)		185,000	182,621
Energy Transfer LP:
6% 2/1/29(b)		355,000	362,876
7.375% 2/1/31(b)		755,000	803,827
EnLink Midstream LLC:
5.625% 1/15/28(b)		335,000	341,170
6.5% 9/1/30(b)		310,000	331,423
EQM Midstream Partners LP:
6% 7/1/25(b)		25,000	25,026
6.5% 7/1/27(b)		100,000	102,499
7.5% 6/1/27(b)		250,000	257,641
7.5% 6/1/30(b)		250,000	272,854
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		253,000	254,809
7% 8/1/27		437,000	440,749
8.25% 1/15/32(b)		575,000	597,753
Golar LNG Ltd. 7% 10/20/25 (b)		335,000	334,755
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		251,000	243,941
Gulfport Energy Corp. 8% 5/17/26 (b)		405,000	411,386
Harbour Energy PLC 5.5% 10/15/26 (b)		60,000	59,559
Harvest Midstream I LP:
7.5% 9/1/28(b)		425,000	434,947
7.5% 5/15/32(b)		100,000	105,126
Hess Midstream Operations LP:
5.125% 6/15/28(b)		620,000	612,915
5.5% 10/15/30(b)		100,000	99,071
6.5% 6/1/29(b)		75,000	77,385
HF Sinclair Corp. 5% 2/1/28 (b)		335,000	330,195
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(b)		200,000	198,472
6% 2/1/31(b)		1,075,000	1,061,371
6.25% 11/1/28(b)		810,000	814,268
6.25% 4/15/32(b)		525,000	523,210
6.875% 5/15/34(b)		985,000	996,329
8.375% 11/1/33(b)		1,235,000	1,352,553
Howard Midstream Energy Partners LLC:
7.375% 7/15/32(b)		205,000	212,229
8.875% 7/15/28(b)		408,000	434,947
Kinetik Holdings LP:
5.875% 6/15/30(b)		1,740,000	1,745,589
6.625% 12/15/28(b)		1,315,000	1,354,952
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		100,000	96,875
7.75% 5/1/27(b)		40,000	39,563
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)		110,000	113,370
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)		880,000	875,976
Matador Resources Co. 6.5% 4/15/32 (b)		915,000	928,620
MEG Energy Corp. 5.875% 2/1/29 (b)		211,000	208,938
Mesquite Energy, Inc. 7.25% (b)(c)(d)		3,242,000	0
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)		175,000	176,506
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		290,000	262,381
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		900,000	779,064
6.75% 9/15/25(b)		486,000	473,917
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125% 2/15/29(b)		195,000	199,430
8.375% 2/15/32(b)		1,040,000	1,070,292
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		290,000	296,512
8.75% 6/15/31(b)		90,000	96,131
Occidental Petroleum Corp.:
6.45% 9/15/36		225,000	243,848
7.95% 6/15/39		690,000	833,927
Parkland Corp.:
4.5% 10/1/29(b)		375,000	353,991
4.625% 5/1/30(b)		1,130,000	1,056,870
6.625% 8/15/32(b)		155,000	156,624
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		530,000	551,127
Permian Resources Operating LLC:
5.875% 7/1/29(b)		285,000	285,000
6.25% 2/1/33(b)		755,000	774,180
7% 1/15/32(b)		650,000	681,857
8% 4/15/27(b)		200,000	206,520
9.875% 7/15/31(b)		575,000	643,974
Petroleos Mexicanos 6.5% 3/13/27		220,000	211,585
Prairie Acquiror LP 9% 8/1/29 (b)		415,000	434,065
Range Resources Corp.:
4.75% 2/15/30(b)		610,000	585,487
8.25% 1/15/29		260,000	269,478
Rockies Express Pipeline LLC:
3.6% 5/15/25(b)		275,000	270,564
4.8% 5/15/30(b)		205,000	190,297
6.875% 4/15/40(b)		335,000	324,713
7.5% 7/15/38(b)		200,000	208,579
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		100,000	105,322
SM Energy Co.:
6.75% 8/1/29(b)		185,000	187,887
7% 8/1/32(b)		145,000	148,548
South Bow Canadian Infrastructure Holdings Ltd.:
7.5% 3/1/55(b)(e)		105,000	108,182
7.625% 3/1/55(b)(e)		75,000	76,575
Southwestern Energy Co.:
4.75% 2/1/32		2,590,000	2,454,755
5.375% 3/15/30		660,000	654,239
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		585,000	609,387
7.25% 5/1/32(b)		1,174,000	1,241,686
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		685,000	657,672
4.5% 4/30/30		325,000	308,815
5.875% 3/15/28		165,000	165,161
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		458,000	441,913
6% 3/1/27(b)		550,000	548,447
6% 12/31/30(b)		1,640,000	1,563,992
6% 9/1/31(b)		2,035,000	1,928,584
7.375% 2/15/29(b)		175,000	178,852
Talos Production, Inc.:
9% 2/1/29(b)		70,000	74,363
9.375% 2/1/31(b)		100,000	106,795
Teine Energy Ltd. 6.875% 4/15/29 (b)		35,000	34,845
Tullow Oil PLC:
7% 3/1/25(b)		170,000	165,645
10.25% 5/15/26(b)		150,000	145,155
Venture Global Calcasieu Pass LLC:
4.125% 8/15/31(b)		350,000	324,445
6.25% 1/15/30(b)		1,320,000	1,372,422
Venture Global LNG, Inc.:
7% 1/15/30(b)		245,000	250,475
8.125% 6/1/28(b)		120,000	125,670
8.375% 6/1/31(b)		2,960,000	3,142,049
9.5% 2/1/29(b)		1,510,000	1,701,678
9.875% 2/1/32(b)		1,100,000	1,222,100
Vermilion Energy, Inc. 6.875% 5/1/30 (b)		785,000	788,657
Viper Energy, Inc. 7.375% 11/1/31 (b)		55,000	58,402
Vital Energy, Inc. 9.75% 10/15/30		125,000	137,196
			72,888,933
TOTAL ENERGY			82,948,636

FINANCIALS - 4.6%
Banks - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		175,000	167,642
8% 6/15/27(b)		568,000	595,142
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(e)		200,000	174,977
4.95% 6/1/42(b)(e)		200,000	157,322
5.71% 1/15/26(b)		350,000	351,173
UniCredit SpA:
5.459% 6/30/35(b)(e)		254,000	247,906
5.861% 6/19/32(b)(e)		95,000	94,785
Western Alliance Bancorp. 3% 6/15/31 (e)		391,000	353,581
			2,142,528
Capital Markets - 0.3%
AssuredPartners, Inc.:
5.625% 1/15/29(b)		265,000	253,251
7.5% 2/15/32(b)		854,000	871,160
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)		300,000	285,522
Coinbase Global, Inc. 3.625% 10/1/31 (b)		255,000	210,134
Hightower Holding LLC:
6.75% 4/15/29(b)		90,000	85,925
9.125% 1/31/30(b)		350,000	362,426
Intercontinental Exchange, Inc. 3.625% 9/1/28 (b)		380,000	367,359
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		200,000	190,889
7.125% 4/30/31(b)		1,332,000	1,398,920
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		295,000	280,329
StoneX Group, Inc. 7.875% 3/1/31 (b)		115,000	120,923
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		200,000	207,482
			4,634,320
Consumer Finance - 1.3%
Ally Financial, Inc.:
5.75% 11/20/25		164,000	164,436
6.7% 2/14/33		463,000	476,617
Bread Financial Holdings, Inc. 9.75% 3/15/29 (b)		485,000	523,180
Capstone Borrower, Inc. 8% 6/15/30 (b)		980,000	1,032,219
Cobra AcquisitionCo LLC 6.375% 11/1/29 (b)		630,000	496,723
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		515,000	538,908
9.25% 4/1/29(b)		195,000	207,578
Ford Motor Credit Co. LLC 3.375% 11/13/25		200,000	195,380
goeasy Ltd.:
4.375% 5/1/26(b)		175,000	171,062
7.625% 7/1/29(b)		100,000	103,133
9.25% 12/1/28(b)		35,000	37,633
Jerrold Finco PLC 5.25% 1/15/27 (Reg. S)	GBP	270,000	345,029
LFS Topco LLC 5.875% 10/15/26 (b)		175,000	162,750
Navient Corp.:
4.875% 3/15/28		720,000	685,221
5% 3/15/27		40,000	39,224
5.5% 3/15/29		1,670,000	1,586,126
5.625% 8/1/33		763,000	658,124
9.375% 7/25/30		980,000	1,063,701
11.5% 3/15/31		735,000	824,994
OneMain Finance Corp.:
3.5% 1/15/27		430,000	407,628
3.875% 9/15/28		1,625,000	1,496,440
4% 9/15/30		250,000	221,262
6.625% 1/15/28		71,000	72,368
7.125% 3/15/26		495,000	504,372
7.125% 11/15/31		830,000	838,656
7.5% 5/15/31		500,000	517,279
7.875% 3/15/30		550,000	575,233
9% 1/15/29		1,775,000	1,885,911
PRA Group, Inc. 8.875% 1/31/30 (b)		230,000	237,727
PROG Holdings, Inc. 6% 11/15/29 (b)		840,000	820,518
SLM Corp. 4.2% 10/29/25		125,000	123,549
			17,012,981
Financial Services - 1.6%
Block, Inc.:
2.75% 6/1/26		100,000	96,039
3.5% 6/1/31		495,000	446,823
6.5% 5/15/32(b)		511,000	529,914
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		2,485,000	2,649,631
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28		200,000	204,000
Freedom Mortgage Corp.:
6.625% 1/15/27(b)		425,000	419,156
7.625% 5/1/26(b)		225,000	225,958
12% 10/1/28(b)		50,000	54,431
12.25% 10/1/30(b)		200,000	221,921
Freedom Mortgage Hold:
9.125% 5/15/31(b)		200,000	201,438
9.25% 2/1/29(b)		135,000	138,288
GGAM Finance Ltd.:
6.875% 4/15/29(b)		110,000	113,514
7.75% 5/15/26(b)		175,000	179,566
8% 2/15/27(b)		658,000	685,949
8% 6/15/28(b)		480,000	513,091
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)		200,000	202,002
Gn Bondco LLC 9.5% 10/15/31 (b)		915,000	931,353
HA Sustainable Infrastructure Capital, Inc. 6.375% 7/1/34 (b)		385,000	387,670
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		810,000	710,620
5.25% 5/15/27		21,000	20,239
6.25% 5/15/26		805,000	800,382
9% 6/15/30(b)		55,000	55,649
LD Holdings Group LLC 6.125% 4/1/28 (b)		250,000	211,205
MidCap Financial Issuer Trust:
5.625% 1/15/30(b)		465,000	423,645
6.5% 5/1/28(b)		820,000	786,953
MPH Acquisition Holdings LLC 5.5% 9/1/28 (b)		650,000	479,100
Nationstar Mortgage Holdings, Inc.:
5.125% 12/15/30(b)		665,000	631,325
5.5% 8/15/28(b)		543,000	533,246
5.75% 11/15/31(b)		245,000	238,039
6% 1/15/27(b)		225,000	224,595
6.5% 8/1/29(b)		150,000	151,201
NCR Atleos Corp. 9.5% 4/1/29 (b)		612,000	674,133
P&L Development LLC/PLD Finance Corp. 7.75% 11/15/25 (b)		190,000	178,592
PennyMac Financial Services, Inc.:
4.25% 2/15/29(b)		900,000	850,213
5.375% 10/15/25(b)		525,000	522,174
5.75% 9/15/31(b)		100,000	96,435
7.125% 11/15/30(b)		900,000	914,219
7.875% 12/15/29(b)		742,000	787,378
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/29 (b)		150,000	139,234
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 4% 10/15/33 (b)		500,000	440,656
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		1,020,000	1,008,842
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)		260,000	268,233
United Wholesale Mortgage LLC:
5.5% 4/15/29(b)		365,000	355,969
5.75% 6/15/27(b)		580,000	577,802
Zegona Finance PLC 8.625% 7/15/29 (b)		780,000	810,225
			21,091,048
Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		80,000	74,827
7.5% 11/6/30(b)		1,245,000	1,277,870
8.25% 2/1/29(b)		1,248,000	1,284,495
8.5% 6/15/29(b)		985,000	1,022,898
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29(b)		310,000	301,798
6.75% 10/15/27(b)		1,001,000	996,120
6.75% 4/15/28(b)		100,000	101,851
7% 1/15/31(b)		1,905,000	1,968,915
AmWINS Group, Inc.:
4.875% 6/30/29(b)		545,000	519,530
6.375% 2/15/29(b)		485,000	497,281
GTCR AP Finance, Inc. 8% 5/15/27 (b)		555,000	557,134
HUB International Ltd.:
5.625% 12/1/29(b)		210,000	205,002
7.25% 6/15/30(b)		1,940,000	2,025,839
7.375% 1/31/32(b)		1,985,000	2,057,923
Jones DesLauriers Insurance Management, Inc.:
8.5% 3/15/30(b)		695,000	738,827
10.5% 12/15/30(b)		415,000	451,052
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		1,580,000	1,645,747
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		390,000	373,630
USI, Inc. 7.5% 1/15/32 (b)		95,000	99,513
			16,200,252
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.:
6.25% 10/15/25(b)		37,000	36,924
8% 4/1/29(b)		80,000	79,620
Starwood Property Trust, Inc.:
3.625% 7/15/26(b)		40,000	38,498
3.75% 12/31/24(b)		123,000	121,896
4.375% 1/15/27(b)		815,000	791,693
4.75% 3/15/25		40,000	39,738
7.25% 4/1/29(b)		310,000	322,686
			1,431,055
TOTAL FINANCIALS			62,512,184

HEALTH CARE - 3.9%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		617,000	458,106
Grifols SA % (b)		100,000	94,994
			553,100
Health Care Equipment & Supplies - 0.8%
AdaptHealth LLC:
4.625% 8/1/29(b)		1,288,000	1,175,320
5.125% 3/1/30(b)		540,000	493,735
Avantor Funding, Inc.:
3.875% 11/1/29(b)		235,000	219,599
4.625% 7/15/28(b)		1,310,000	1,274,851
Bausch + Lomb Corp. 8.375% 10/1/28 (b)		950,000	997,704
Embecta Corp. 5% 2/15/30 (b)		71,000	64,014
Medline Borrower LP:
3.875% 4/1/29(b)		2,200,000	2,078,050
5.25% 10/1/29(b)		1,760,000	1,728,561
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		2,495,000	2,571,908
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		165,000	172,563
Teleflex, Inc. 4.25% 6/1/28 (b)		20,000	19,220
			10,795,525
Health Care Providers & Services - 2.1%
180 Medical, Inc. 3.875% 10/15/29 (b)		180,000	168,794
Akumin, Inc. 8% 8/1/28 (b)		100,000	83,000
AMN Healthcare:
4% 4/15/29(b)		667,000	622,184
4.625% 10/1/27(b)		200,000	195,330
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		710,000	605,577
5.25% 5/15/30(b)		1,730,000	1,551,178
5.625% 3/15/27(b)		200,000	193,549
6% 1/15/29(b)		910,000	863,331
6.125% 4/1/30(b)		940,000	744,391
6.875% 4/15/29(b)		526,000	452,639
8% 12/15/27(b)		364,000	364,625
10.875% 1/15/32(b)		705,000	763,177
Concentra Escrow Issuer 6.875% 7/15/32 (b)		305,000	319,058
DaVita, Inc.:
3.75% 2/15/31(b)		2,775,000	2,470,031
4.625% 6/1/30(b)		535,000	504,451
6.875% 9/1/32(b)		1,480,000	1,514,126
LifePoint Health, Inc. 4.375% 2/15/27 (b)		325,000	317,061
LifePoint Health, Inc.:
5.375% 1/15/29(b)		883,000	824,200
9.875% 8/15/30(b)		260,000	285,137
10% 6/1/32(b)		705,000	765,153
11% 10/15/30(b)		1,650,000	1,859,543
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		60,000	42,928
Molina Healthcare, Inc.:
3.875% 5/15/32(b)		105,000	94,209
4.375% 6/15/28(b)		590,000	567,670
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		270,000	258,195
Prime Healthcare Services 9.375% 9/1/29 (b)		265,000	267,143
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(e)		421,803	405,458
Star Parent, Inc. 9% 10/1/30 (b)		738,000	787,835
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		320,000	336,102
Tenet Healthcare Corp.:
4.25% 6/1/29		1,850,000	1,775,236
4.375% 1/15/30		2,600,000	2,485,742
6.125% 10/1/28		2,175,000	2,179,002
6.125% 6/15/30		1,555,000	1,579,295
6.75% 5/15/31		455,000	471,708
6.875% 11/15/31		840,000	914,161
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		110,000	112,531
			27,743,750
Health Care Technology - 0.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		1,330,000	1,272,435
IQVIA, Inc.:
5% 10/15/26(b)		30,000	29,793
6.5% 5/15/30(b)		500,000	518,738
			1,820,966
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		225,000	210,837
4% 3/15/31(b)		180,000	165,649
			376,486
Pharmaceuticals - 0.8%
1375209 BC Ltd. 9% 1/30/28 (b)		290,000	281,836
Bausch Health Americas, Inc. 8.5% 1/31/27 (b)		24,000	17,760
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		285,000	212,895
5% 1/30/28(b)		1,625,000	910,000
5% 2/15/29(b)		25,000	12,875
5.25% 1/30/30(b)		1,992,000	996,000
5.25% 2/15/31(b)		25,000	12,500
5.5% 11/1/25(b)		700,000	673,831
6.25% 2/15/29(b)		1,860,000	985,800
7% 1/15/28(b)		25,000	15,125
9% 12/15/25(b)		100,000	92,198
11% 9/30/28(b)		161,000	147,315
Jazz Securities DAC 4.375% 1/15/29 (b)		550,000	523,419
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		480,000	458,889
5.125% 4/30/31(b)		2,365,000	2,214,926
6.75% 5/15/34(b)		40,000	41,453
7.875% 5/15/34(b)		200,000	210,736
Teva Pharmaceutical Finance LLC 6.15% 2/1/36		174,000	178,750
Teva Pharmaceutical Finance Netherlands III BV:
5.125% 5/9/29		1,105,000	1,094,447
6.75% 3/1/28		840,000	874,691
7.875% 9/15/29		435,000	479,029
8.125% 9/15/31		555,000	635,141
			11,069,616
TOTAL HEALTH CARE			52,359,443

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.1%
Bombardier, Inc.:
6% 2/15/28(b)		1,000,000	1,000,534
7% 6/1/32(b)		215,000	223,813
7.25% 7/1/31(b)		435,000	456,615
7.5% 2/1/29(b)		1,000,000	1,050,578
7.875% 4/15/27(b)		286,000	286,973
8.75% 11/15/30(b)		475,000	517,990
Moog, Inc. 4.25% 12/15/27 (b)		30,000	28,896
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		565,000	632,316
The Boeing Co.:
5.805% 5/1/50		530,000	500,238
5.93% 5/1/60		475,000	448,665
TransDigm, Inc.:
4.625% 1/15/29		775,000	745,597
5.5% 11/15/27		1,009,000	1,000,171
6.375% 3/1/29(b)		1,195,000	1,231,520
6.625% 3/1/32(b)		1,315,000	1,367,561
6.75% 8/15/28(b)		180,000	184,725
6.875% 12/15/30(b)		2,086,000	2,178,268
7.125% 12/1/31(b)		1,339,000	1,414,009
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		780,000	639,609
7.875% 5/1/27(b)		815,000	764,908
9.5% 6/1/28(b)		414,000	387,165
			15,060,151
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(e)		155,000	154,515
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		340,000	324,700
Rand Parent LLC 8.5% 2/15/30 (b)		825,000	825,013
			1,304,228
Building Products - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		40,000	39,382
6.375% 6/15/30(b)		435,000	442,175
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		40,000	42,555
BCPE Ulysses Intermediate, Inc. 7.75% 4/1/27 pay-in-kind (b)(e)		125,000	121,075
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		275,000	251,253
5% 3/1/30(b)		70,000	68,046
6.375% 6/15/32(b)		294,000	302,794
6.375% 3/1/34(b)		605,000	621,127
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		600,000	500,484
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30(b)		565,000	578,579
6.75% 7/15/31(b)		255,000	262,776
Griffon Corp. 5.75% 3/1/28		150,000	147,052
Jeld-Wen, Inc. 4.625% 12/15/25 (b)		225,000	224,972
MasterBrand, Inc. 7% 7/15/32 (b)		240,000	247,201
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		1,013,000	1,041,010
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)		330,000	312,876
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (b)		840,000	813,981
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		220,000	206,580
Owens Corning 3.5% 2/15/30		125,000	117,531
Shea Homes Ltd. Partnership/Corp.:
4.75% 2/15/28		600,000	586,309
4.75% 4/1/29		75,000	72,098
Standard Building Solutions In 6.5% 8/15/32 (b)		110,000	113,334
Standard Industries, Inc./New Jersey:
3.375% 1/15/31(b)		200,000	174,895
4.375% 7/15/30(b)		1,120,000	1,047,172
			8,335,257
Commercial Services & Supplies - 1.4%
ACCO Brands Corp. 4.25% 3/15/29 (b)		610,000	567,937
ADT Corp. 4.125% 8/1/29 (b)		180,000	170,936
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		1,462,000	1,484,345
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		1,480,000	1,317,320
9.75% 7/15/27(b)		2,160,000	2,165,076
APX Group, Inc.:
5.75% 7/15/29(b)		375,000	371,550
6.75% 2/15/27(b)		20,000	20,037
Artera Services LLC 8.5% 2/15/31 (b)		1,005,000	1,006,143
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(b)		785,000	728,039
4.625% 6/1/28(b)		915,000	847,370
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		855,000	931,584
Cimpress PLC 7% 6/15/26		105,000	104,666
Clean Harbors, Inc. 6.375% 2/1/31 (b)		95,000	97,082
CoreCivic, Inc.:
4.75% 10/15/27		75,000	71,535
8.25% 4/15/29		445,000	469,438
Garda World Security Corp. 8.25% 8/1/32 (b)		140,000	142,289
GFL Environmental, Inc.:
3.75% 8/1/25(b)		195,000	192,852
4% 8/1/28(b)		100,000	95,325
4.375% 8/15/29(b)		600,000	569,691
4.75% 6/15/29(b)		50,000	48,383
5.125% 12/15/26(b)		195,000	194,244
6.75% 1/15/31(b)		680,000	710,313
Madison IAQ LLC:
4.125% 6/30/28(b)		840,000	799,260
5.875% 6/30/29(b)		750,000	714,682
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		978,000	976,778
NorthRiver Midstream Finance LP 6.75% 7/15/32 (b)		95,000	98,087
Reworld Holding Corp.:
4.875% 12/1/29(b)		830,000	770,170
5% 9/1/30		175,000	160,069
The Brink's Co. 6.5% 6/15/29 (b)		50,000	51,737
The GEO Group, Inc.:
8.625% 4/15/29		265,000	274,904
10.25% 4/15/31		265,000	279,968
VT Topco, Inc. 8.5% 8/15/30 (b)		175,000	183,996
Williams Scotsman, Inc.:
6.625% 6/15/29(b)		590,000	609,137
7.375% 10/1/31(b)		403,000	423,601
Wrangler Holdco Corp. 6.625% 4/1/32 (b)		375,000	387,170
			18,035,714
Construction & Engineering - 0.2%
Amsted Industries, Inc. 4.625% 5/15/30 (b)		415,000	390,366
Arcosa, Inc. 6.875% 8/15/32 (b)		225,000	234,548
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		290,000	277,448
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/28 (b)		430,000	447,894
Pike Corp.:
5.5% 9/1/28(b)		74,000	72,085
8.625% 1/31/31(b)		475,000	512,781
Railworks Holdings LP 8.25% 11/15/28 (b)		410,000	418,879
			2,354,001
Electrical Equipment - 0.2%
Albion Financing 1 SARL 6.125% 10/15/26 (b)		405,000	403,791
EnerSys 6.625% 1/15/32 (b)		65,000	68,244
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		100,000	80,239
Regal Rexnord Corp.:
6.05% 2/15/26		300,000	303,722
6.05% 4/15/28		160,000	165,335
6.3% 2/15/30		170,000	179,529
Sensata Technologies BV:
4% 4/15/29(b)		560,000	527,261
5.875% 9/1/30(b)		785,000	784,081
Wesco Distribution, Inc.:
6.375% 3/15/29(b)		170,000	174,439
6.625% 3/15/32(b)		140,000	144,227
7.25% 6/15/28(b)		340,000	348,802
			3,179,670
Ground Transportation - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75% 4/1/28(b)		475,000	440,460
5.375% 3/1/29(b)		150,000	137,436
5.75% 7/15/27(b)		20,000	19,542
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		935,000	955,635
RXO, Inc. 7.5% 11/15/27 (b)		220,000	228,001
Uber Technologies, Inc. 8% 11/1/26 (b)		765,000	767,596
Watco Companies LLC / Watco Finance Corp. 7.125% 8/1/32 (b)		530,000	548,811
XPO, Inc.:
6.25% 6/1/28(b)		305,000	311,168
7.125% 6/1/31(b)		90,000	94,022
7.125% 2/1/32(b)		275,000	287,698
			3,790,369
Industrial Conglomerates - 0.1%
Benteler International AG 10.5% 5/15/28 (b)		295,000	314,206
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29(b)		360,000	346,991
5.25% 10/1/25(b)		20,000	19,928
7% 7/15/31(b)		170,000	176,753
			857,878
Machinery - 0.5%
Chart Industries, Inc.:
7.5% 1/1/30(b)		325,000	341,491
9.5% 1/1/31(b)		220,000	238,946
Hillenbrand, Inc. 3.75% 3/1/31		590,000	523,987
Loxam SAS 6.375% 5/31/29 (b)	EUR	190,000	220,459
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,160,000	1,096,574
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		335,000	333,744
Terex Corp. 5% 5/15/29 (b)		310,000	300,980
Titan International, Inc. 7% 4/30/28		425,000	415,608
TK Elevator Holdco GmbH:
6.625% 7/15/28 (Reg. S)	EUR	1,125,000	1,220,341
7.625% 7/15/28(b)		260,000	260,382
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,046,000	1,029,745
Trinity Industries, Inc. 7.75% 7/15/28 (b)		375,000	392,960
			6,375,217
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		350,000	333,372
Passenger Airlines - 0.3%
Air Canada 3.875% 8/15/26 (b)		145,000	139,915
American Airlines Group, Inc.:
10.75% 2/15/26 pay-in-kind(b)(e)		100,000	105,082
10.75% 2/15/26 pay-in-kind(b)(e)		400,000	420,328
American Airlines, Inc.:
7.25% 2/15/28(b)		90,000	90,560
8.5% 5/15/29(b)		115,000	119,561
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26(b)		527,917	525,183
5.75% 4/20/29(b)		1,200,000	1,176,276
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)		278,500	283,457
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)		200,000	197,674
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		60,000	60,557
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		171,000	106,792
United Airlines, Inc.:
4.375% 4/15/26(b)		400,000	390,348
4.625% 4/15/29(b)		1,005,000	956,660
			4,572,393
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)		190,000	177,804
TriNet Group, Inc.:
3.5% 3/1/29(b)		250,000	231,269
7.125% 8/15/31(b)		90,000	93,339
			502,412
Trading Companies & Distributors - 0.5%
Alta Equipment Group, Inc. 9% 6/1/29 (b)		280,000	254,417
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		355,000	364,555
FLY Leasing Ltd. 7% 10/15/24 (b)		55,000	54,659
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32(b)		85,000	88,926
7.875% 12/1/30(b)		190,000	203,906
Foundation Building Materials, Inc. 6% 3/1/29 (b)		560,000	502,395
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)		1,980,000	1,834,115
Herc Holdings, Inc. 6.625% 6/15/29 (b)		160,000	164,567
United Rentals North America, Inc.:
3.75% 1/15/32		150,000	135,379
3.875% 2/15/31		775,000	715,295
4% 7/15/30		627,000	586,271
4.875% 1/15/28		525,000	517,873
5.25% 1/15/30		100,000	99,216
6.125% 3/15/34(b)		655,000	669,069
			6,190,643
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 5.75% 11/15/29 (b)		100,000	102,376
TOTAL INDUSTRIALS			70,993,681

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.3%
CommScope, Inc. 4.75% 9/1/29 (b)		440,000	354,200
HTA Group Ltd. 7.5% 6/4/29 (b)		795,000	800,128
Hughes Satellite Systems Corp. 6.625% 8/1/26		303,000	163,245
IHS Netherlands Holdco BV 8% 9/18/27 (b)		210,000	209,344
ViaSat, Inc.:
5.625% 9/15/25(b)		1,465,000	1,450,405
5.625% 4/15/27(b)		645,000	612,110
7.5% 5/30/31(b)		450,000	344,193
			3,933,625
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		365,000	352,949
CPI CG, Inc. 10% 7/15/29 (b)		90,000	94,656
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		140,000	144,915
Lightning Power LLC 7.25% 8/15/32 (b)		165,000	170,494
Sensata Technologies, Inc.:
3.75% 2/15/31(b)		95,000	85,781
6.625% 7/15/32(b)		200,000	206,943
TTM Technologies, Inc. 4% 3/1/29 (b)		465,000	438,848
Zebra Technologies Corp. 6.5% 6/1/32 (b)		95,000	98,153
			1,592,739
IT Services - 0.4%
Acuris Finance U.S.:
5% 5/1/28(b)		560,000	501,297
9% 8/1/29(b)		140,000	140,000
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		140,000	134,320
Amentum Escrow Corp. 7.25% 8/1/32 (b)		345,000	360,731
ASGN, Inc. 4.625% 5/15/28 (b)		175,000	169,080
Cogent Communications Group, Inc. 7% 6/15/27 (b)		300,000	303,478
Fortress Intermediate 3, Inc. 7.5% 6/1/31 (b)		785,000	814,359
Gartner, Inc. 4.5% 7/1/28 (b)		215,000	211,151
GCI LLC 4.75% 10/15/28 (b)		209,000	198,250
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		610,000	567,183
5.25% 12/1/27(b)		440,000	438,051
Sabre GLBL, Inc. 11.25% 12/15/27 (b)		330,000	334,251
Twilio, Inc.:
3.625% 3/15/29		350,000	323,385
3.875% 3/15/31		540,000	495,543
Unisys Corp. 6.875% 11/1/27 (b)		40,000	37,441
Virtusa Corp. 7.125% 12/15/28 (b)		75,000	70,590
			5,099,110
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc.:
3.625% 5/1/29(b)		175,000	161,126
4.75% 4/15/29(b)		35,000	34,346
5.95% 6/15/30(b)		1,805,000	1,829,476
			2,024,948
Software - 1.5%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		775,000	778,863
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		475,000	457,366
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		1,095,000	1,079,390
8.25% 6/30/32(b)		1,140,000	1,193,618
9% 9/30/29(b)		3,225,000	3,245,840
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		750,000	774,368
Dye & Durham Ltd. 8.625% 4/15/29 (b)		805,000	843,492
Elastic NV 4.125% 7/15/29 (b)		170,000	158,388
Fair Isaac Corp. 4% 6/15/28 (b)		905,000	864,290
Gen Digital, Inc.:
5% 4/15/25(b)		815,000	811,865
7.125% 9/30/30(b)		900,000	940,291
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		205,000	213,451
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		405,000	381,208
9.5% 5/30/29(b)		80,000	84,946
McAfee Corp. 7.375% 2/15/30 (b)		2,740,000	2,628,338
MicroStrategy, Inc. 6.125% 6/15/28 (b)		335,000	326,538
NCR Voyix Corp.:
5.125% 4/15/29(b)		625,000	612,908
5.25% 10/1/30(b)		155,000	150,446
Open Text Corp. 3.875% 2/15/28 (b)		225,000	213,327
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		345,000	320,333
4.125% 12/1/31(b)		385,000	350,573
Rackspace Finance LLC 3.5% 5/15/28 (b)		396,625	179,261
SS&C Technologies, Inc.:
5.5% 9/30/27(b)		450,000	449,535
6.5% 6/1/32(b)		450,000	464,489
UKG, Inc. 6.875% 2/1/31 (b)		2,835,000	2,932,586
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		120,000	109,695
			20,565,405
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
5.75% 12/1/34		245,000	245,140
8.25% 12/15/29		85,000	92,133
8.5% 7/15/31		105,000	114,178
Western Digital Corp.:
2.85% 2/1/29		331,000	296,966
3.1% 2/1/32		140,000	117,803
4.75% 2/15/26		20,000	19,819
			886,039
TOTAL INFORMATION TECHNOLOGY			34,101,866

MATERIALS - 3.8%
Chemicals - 1.4%
Ashland, Inc.:
3.375% 9/1/31(b)		250,000	218,948
6.875% 5/15/43		275,000	289,823
ASP Unifrax Holdings, Inc.:
5.25% 9/30/28(b)		300,000	155,229
7.5% 9/30/29(b)		75,000	37,233
Avient Corp. 7.125% 8/1/30 (b)		1,010,000	1,051,290
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		500,000	529,511
Celanese U.S. Holdings LLC:
6.55% 11/15/30		140,000	150,136
6.7% 11/15/33		1,065,000	1,151,265
Consolidated Energy Finance SA 12% 2/15/31 (b)		305,000	300,189
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		1,097,000	1,064,882
Gpd Companies, Inc. 10.125% 4/1/26 (b)		545,000	475,889
GrafTech Finance, Inc. 4.625% 12/15/28 (b)		450,000	301,267
Herens HoldCo Sarl 4.75% 5/15/28 (b)		95,000	82,855
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		200,000	215,719
Invictus U.S. Newco LLC 5% 10/30/29 (b)		275,000	259,564
Iris Holding, Inc. 10% 12/15/28 (b)		475,000	405,005
Itelyum Regeneration SpA 4.625% 10/1/26 (b)	EUR	100,000	108,765
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		379,225	310,965
LSB Industries, Inc. 6.25% 10/15/28 (b)		160,000	156,798
Methanex Corp.:
5.125% 10/15/27		886,000	872,108
5.25% 12/15/29		405,000	398,055
5.65% 12/1/44		522,000	466,253
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		435,000	396,765
5% 5/1/25(b)		200,000	198,791
5.25% 6/1/27(b)		107,000	105,623
8.5% 11/15/28(b)		110,000	117,275
9% 2/15/30(b)		100,000	107,413
Nufarm Australia Ltd. 5% 1/27/30 (b)		460,000	426,342
Olin Corp. 5% 2/1/30		565,000	546,154
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		320,000	300,543
6.25% 10/1/29(b)		605,000	568,263
7.25% 6/15/31(b)		400,000	413,436
9.75% 11/15/28(b)		890,000	948,017
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (b)		17,000	16,788
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		80,000	76,230
6.625% 5/1/29(b)		225,000	215,319
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		175,000	172,435
The Chemours Co. LLC:
4.625% 11/15/29(b)		375,000	329,891
5.375% 5/15/27		125,000	121,459
5.75% 11/15/28(b)		450,000	421,691
The Scotts Miracle-Gro Co.:
4% 4/1/31		1,050,000	940,682
4.375% 2/1/32		150,000	134,803
Tronox, Inc. 4.625% 3/15/29 (b)		700,000	637,930
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		1,610,000	1,492,860
7.375% 3/1/31(b)		675,000	701,118
			18,391,577
Construction Materials - 0.3%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		815,000	825,476
Knife River Holding Co. 7.75% 5/1/31 (b)		75,000	79,401
Smyrna Ready Mix Concrete LLC:
6% 11/1/28(b)		470,000	469,053
8.875% 11/15/31(b)		285,000	305,919
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(b)		730,000	722,624
6.5% 3/15/27(b)		685,000	686,678
7.25% 1/15/31(b)		525,000	551,906
White Cap Buyer LLC 6.875% 10/15/28 (b)		450,000	445,651
			4,086,708
Containers & Packaging - 0.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(e)		639,279	147,275
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (b)		395,000	340,391
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		280,000	241,483
5.25% 8/15/27(b)		35,000	21,054
Ball Corp.:
2.875% 8/15/30		100,000	88,386
6% 6/15/29		1,280,000	1,317,066
6.875% 3/15/28		645,000	667,574
Cascades, Inc. 5.375% 1/15/28 (b)		475,000	463,900
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		220,000	219,698
6.875% 1/15/30(b)		200,000	200,737
8.75% 4/15/30(b)		805,000	803,198
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		20,000	19,810
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		345,000	340,973
Graphic Packaging International, Inc.:
3.5% 3/15/28(b)		250,000	235,568
3.75% 2/1/30(b)		510,000	471,693
6.375% 7/15/32(b)		165,000	168,701
Intelligent Packaging Holdco I 9% 1/15/26 pay-in-kind (b)(e)		266,000	256,158
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		452,000	443,456
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		595,000	615,188
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31(b)		180,000	182,137
7.375% 6/1/32(b)		60,000	60,271
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		250,000	237,516
Sealed Air Corp.:
5% 4/15/29(b)		465,000	456,079
6.5% 7/15/32(b)		100,000	102,292
6.875% 7/15/33(b)		40,000	42,812
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28(b)		315,000	319,955
7.25% 2/15/31(b)		555,000	583,245
Trident TPI Holdings, Inc. 12.75% 12/31/28 (b)		855,000	937,935
TriMas Corp. 4.125% 4/15/29 (b)		75,000	69,902
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		19,000	18,759
8.5% 8/15/27(b)		142,000	141,817
			10,215,029
Metals & Mining - 1.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		685,000	720,368
Arsenal AIC Parent LLC:
8% 10/1/30(b)		505,000	542,948
11.5% 10/1/31(b)		830,000	938,729
ATI, Inc.:
5.125% 10/1/31		495,000	476,090
7.25% 8/15/30		629,000	667,944
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		1,401,000	1,416,595
Carpenter Technology Corp. 7.625% 3/15/30		135,000	140,108
Cleveland-Cliffs, Inc.:
6.75% 4/15/30(b)		330,000	334,565
7% 3/15/32(b)		370,000	371,575
Commercial Metals Co.:
3.875% 2/15/31		120,000	108,855
4.125% 1/15/30		290,000	272,445
Constellium NV 6.375% 8/15/32 (b)		315,000	319,726
Eldorado Gold Corp. 6.25% 9/1/29 (b)		570,000	563,006
ERO Copper Corp. 6.5% 2/15/30 (b)		984,000	958,898
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		660,000	652,780
8.625% 6/1/31(b)		200,000	200,063
9.375% 3/1/29(b)		700,000	744,803
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)		100,000	91,748
Hecla Mining Co. 7.25% 2/15/28		1,520,000	1,546,010
HudBay Minerals, Inc.:
4.5% 4/1/26(b)		460,000	453,643
6.125% 4/1/29(b)		1,224,000	1,235,380
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		50,000	44,933
4.625% 3/1/28(b)		89,000	84,518
Mineral Resources Ltd.:
8% 11/1/27(b)		100,000	101,573
8.5% 5/1/30(b)		345,000	358,769
9.25% 10/1/28(b)		450,000	475,401
New Gold, Inc. 7.5% 7/15/27 (b)		580,000	585,516
Novelis Corp.:
3.875% 8/15/31(b)		270,000	242,085
4.75% 1/30/30(b)		1,225,000	1,169,881
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		300,000	285,340
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(e)		235,000	219,065
Taseko Mines Ltd. 8.25% 5/1/30 (b)		140,000	145,474
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		1,235,000	1,126,651
			17,595,485
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		380,000	357,154
LABL, Inc.:
5.875% 11/1/28(b)		155,000	142,976
6.75% 7/15/26(b)		75,000	74,626
8.25% 11/1/29(b)		210,000	187,034
9.5% 11/1/28(b)		160,000	163,522
10.5% 7/15/27(b)		550,000	543,286
Mercer International, Inc. 5.125% 2/1/29		125,000	102,181
			1,570,779
TOTAL MATERIALS			51,859,578

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		175,000	164,623
Diversified Healthcare Trust:
4.375% 3/1/31		675,000	516,754
4.75% 2/15/28		25,000	21,967
9.75% 6/15/25		79,000	79,141
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		80,000	79,795
MGM Growth Properties Operating Partnership LP:
3.875% 2/15/29(b)		950,000	855,000
5.75% 2/1/27		660,000	669,075
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		1,545,000	1,055,317
4.625% 8/1/29		430,000	330,657
5% 10/15/27		1,309,000	1,110,978
5.25% 8/1/26		215,000	202,239
Omega Healthcare Investors, Inc. 3.25% 4/15/33		422,000	357,066
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer:
4.875% 5/15/29(b)		565,000	539,010
7% 2/1/30(b)		525,000	538,139
RHP Hotel Properties LP/RHP Finance Corp.:
4.5% 2/15/29(b)		635,000	609,456
6.5% 4/1/32(b)		370,000	381,107
7.25% 7/15/28(b)		85,000	88,389
Safehold Operating Partnership LP:
2.8% 6/15/31		356,000	309,035
2.85% 1/15/32		220,000	188,571
SBA Communications Corp. 3.125% 2/1/29		200,000	184,043
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		830,000	608,041
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(b)		665,000	509,112
10.5% 2/15/28(b)		115,000	117,996
10.5% 2/15/28(b)		705,000	723,369
VICI Properties LP:
5.75% 4/1/34		21,000	21,631
6.125% 4/1/54		165,000	168,291
VICI Properties LP / VICI Note Co.:
4.125% 8/15/30(b)		170,000	160,136
4.5% 1/15/28(b)		550,000	540,177
			11,129,115
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		143,200	126,966
Cushman & Wakefield U.S. Borrower LLC 6.75% 5/15/28 (b)		805,000	816,579
Five Point Operation Co. LP 10.5% 1/15/28 (b)(g)		477,724	489,118
Forestar Group, Inc. 3.85% 5/15/26 (b)		675,000	657,190
Greystar Real Estate Partners 7.75% 9/1/30 (b)		200,000	212,816
Howard Hughes Corp.:
4.125% 2/1/29(b)		955,000	879,779
4.375% 2/1/31(b)		848,000	760,101
5.375% 8/1/28(b)		1,345,000	1,308,041
Hunt Companies, Inc. 5.25% 4/15/29 (b)		700,000	659,832
Kennedy-Wilson, Inc. 4.75% 2/1/30		275,000	242,670
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,100,000	1,037,231
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		81,000	58,137
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		48,000	33,468
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		983,000	971,435
			8,253,363
TOTAL REAL ESTATE			19,382,478

UTILITIES - 1.9%
Electric Utilities - 0.9%
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		365,000	331,193
3.75% 1/15/32(b)		45,000	39,970
4.75% 3/15/28(b)		105,000	102,008
DPL, Inc.:
4.125% 7/1/25		270,000	265,051
4.35% 4/15/29		35,000	32,723
NextEra Energy Partners LP:
4.5% 9/15/27(b)		90,000	86,924
7.25% 1/15/29(b)		50,000	52,348
NRG Energy, Inc.:
3.375% 2/15/29(b)		195,000	178,946
3.625% 2/15/31(b)		840,000	751,544
3.875% 2/15/32(b)		450,000	403,380
5.25% 6/15/29(b)		922,000	911,404
PG&E Corp. 5.25% 7/1/30		3,255,000	3,186,917
Vistra Operations Co. LLC:
4.375% 5/1/29(b)		1,225,000	1,172,761
5% 7/31/27(b)		1,227,000	1,214,479
5.5% 9/1/26(b)		205,000	204,568
5.625% 2/15/27(b)		1,222,000	1,220,162
6.875% 4/15/32(b)		370,000	384,316
7.75% 10/15/31(b)		1,730,000	1,840,755
			12,379,449
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		140,000	136,747
5.875% 8/20/26		225,000	222,525
9.375% 6/1/28(b)		780,000	818,922
Ferrellgas LP/Ferrellgas Finance Corp. 5.875% 4/1/29 (b)		725,000	679,692
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5% 6/1/31(b)		750,000	688,303
5.875% 3/1/27		175,000	174,256
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		600,000	561,354
			3,281,799
Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp.:
3.75% 3/1/31(b)		25,000	22,835
4.5% 2/15/28(b)		790,000	766,182
4.625% 2/1/29(b)		80,000	76,305
5% 2/1/31(b)		1,210,000	1,160,217
5.125% 3/15/28(b)		3,939,000	3,843,659
Sunnova Energy Corp.:
5.875% 9/1/26(b)		410,000	385,175
11.75% 10/1/28(b)		20,000	18,570
Talen Energy Supply LLC 8.625% 6/1/30 (b)		1,830,000	1,981,519
TerraForm Global, Inc. 6.125% 3/1/26 (b)		755,000	754,864
TerraForm Power Operating LLC % (b)		801,000	785,836
TransAlta Corp. 7.75% 11/15/29		205,000	216,530
			10,011,692
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)		515,000	517,847
TOTAL UTILITIES			26,190,787

TOTAL NONCONVERTIBLE BONDS			588,837,969
TOTAL CORPORATE BONDS (Cost $611,035,243)			592,204,830

U.S. Treasury Obligations - 0.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.625% 5/31/27 (h)	1,530,000	1,482,845
3.75% 5/31/30	528,000	527,134
4% 2/15/34	5,272,000	5,304,950
4.5% 11/30/24	615,000	614,265
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,843,793)		7,929,194

Asset-Backed Securities - 1.3%
	Principal Amount (a)	Value ($)
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/22/37 (b)(e)(f)(i)	100,000	100,000
Battalion CLO Ltd. Series 2024-15A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.5858% 1/17/33 (b)(e)(f)	3,500,000	3,513,979
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 0.550% 0% 10/15/36 (b)(e)(f)(i)	150,000	150,000
Jamestown Clo Xii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.200% 6.482% 4/20/32 (b)(e)(f)	2,422,804	2,424,990
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.150% 6.432% 7/20/30 (b)(e)(f)	1,636,149	1,637,157
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 0% 10/20/37 (b)(e)(f)(i)	100,000	100,000
Rockford Tower CLO Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.520% 6.802% 1/20/36 (b)(e)(f)	2,400,000	2,405,767
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 6% 10/15/39 (b)(e)(f)(i)	125,000	125,000
Sound Point CLO XXIX, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.330% 6.6162% 4/25/34 (b)(e)(f)	2,250,000	2,250,887
Ticp Clo Vii Ltd. Series 2024-7A Class ASR2, CME Term SOFR 3 Month Index + 1.300% 6.6014% 4/15/33 (b)(e)(f)	2,500,000	2,507,133
Trinitas CLO, Ltd. Series 2024-26A Class A1, CME Term SOFR 3 Month Index + 1.690% 6.972% 1/20/35 (b)(e)(f)	2,300,000	2,304,931
TOTAL ASSET-BACKED SECURITIES (Cost $17,473,828)		17,519,844

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022, 0% 11/1/43 (e) (Cost $1,195,886)	2,087,386	1,320,272

Common Stocks - 1.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Digicel Group Ltd. (d)	302,425	964,736
Intelsat Emergence SA (d)	35,616	1,472,722
		2,437,458
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.	3,374	251,329
Mesquite Energy, Inc. (d)(j)	46,770	3,928,242
		4,179,571
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.	2,461	596,571
Health Care Providers & Services - 0.0%
Cano Health, Inc. (d)	18,393	203,978
Cano Health, Inc. warrants (d)(j)	938	3,414
		207,392
TOTAL HEALTH CARE		803,963
INDUSTRIALS - 0.0%
Machinery - 0.0%
EnPro Industries, Inc.	1,952	313,940
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Ciena Corp. (j)	8,407	484,664
IT Services - 0.1%
GTT Communications, Inc. (d)(j)	24,499	923,857
TOTAL INFORMATION TECHNOLOGY		1,408,521
MATERIALS - 0.5%
Chemicals - 0.4%
TPC Group, Inc. (d)(j)(k)	127,050	4,921,917
Venator Materials PLC (j)	1,499	929,380
		5,851,297
Metals & Mining - 0.1%
Constellium NV (j)	41,600	697,632
Freeport-McMoRan, Inc.	6,538	289,503
		987,135
TOTAL MATERIALS		6,838,432
UTILITIES - 0.1%
Electric Utilities - 0.1%
Heritage Power LLC (d)	25,111	1,054,662
Heritage Power LLC (b)(d)	1,104	46,368
Heritage Power LLC (d)	28,900	14,450
		1,115,480
Gas Utilities - 0.0%
Ferrellgas Partners LP Class B	5,047	933,695
TOTAL UTILITIES		2,049,175
TOTAL COMMON STOCKS (Cost $10,048,349)		18,031,060

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (d) (Cost $530,818)	32,186	335,700

Bank Loan Obligations - 2.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7014% 11/30/27 (e)(f)(l)	174,547	173,292
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7467% 9/13/29 (e)(f)(l)	548,313	532,549
Level 3 Financing, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.560% 4/15/29 (f)(l)(m)	139,945	140,704
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.560% 4/15/30 (f)(l)(m)	140,055	140,615
Lumen Technologies, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.350% 4/16/29 (f)(l)(m)	31	25
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.350% 4/15/30 (f)(l)(m)	32	25
		987,210
Media - 0.3%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3014% 10/31/27 (e)(f)(l)	647,662	576,419
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8369% 1/18/28 (e)(f)(l)	1,225,942	1,167,710
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4423% 5/25/26 (e)(f)(l)	197,832	180,168
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% (c)(f)(l)	609,126	7,614
term loan 10% 8/2/27 (l)	1,361,308	1,735,668
Gray Television, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 6/4/29 (f)(l)(m)	153,000	146,009
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 9/25/26 (e)(f)(l)	1,096,251	877,549
		4,691,137
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan CME Term SOFR 1 Month Index + 0.000% 12.0627% 5/29/27 (e)(f)(l)	43,626	42,736
Xplornet Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 10/1/28 (f)(l)(m)	1,557,068	270,011
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 10/1/29 (f)(l)(m)	375,000	5,813
		318,560
TOTAL COMMUNICATION SERVICES		5,996,907
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.1%
First Brands Group LLC 2LN, term loan CME Term SOFR 3 Month Index + 8.500% 3/30/28 (f)(l)(m)	370,000	349,650
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (e)(f)(l)	119,690	114,902
Tenneco, Inc. Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 11/17/28 (f)(l)(m)	262,997	250,647
		715,199
Broadline Retail - 0.0%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (e)(f)(l)	30,000	25,833
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 3/5/28 (e)(f)(l)	26,523	26,512
		52,345
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (e)(f)(l)	647,848	548,404
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (e)(l)	108,191	89,528
		637,932
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.0846% 6/14/32 (e)(f)(l)	35,000	34,708
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3924% 7/21/30 (e)(f)(l)	904,603	900,079
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5962% 9/18/26 (e)(f)(l)	393,089	393,482
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (e)(f)(l)	387,848	352,554
		1,680,823
Household Durables - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (e)(f)(l)	100,000	99,946
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/6/28 (f)(l)(m)	1,681,300	1,261,933
		1,361,879
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1395% 6/6/31 (e)(f)(l)	853,448	827,358
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0844% 9/10/29 (e)(f)(l)	75,000	68,250
		895,608
TOTAL CONSUMER DISCRETIONARY		5,343,786
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (e)(f)(l)	1,064,967	1,061,421
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(d)(f)(l)	864,602	0
term loan 0% (c)(d)(e)(l)	373,000	0
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9967% 8/1/29 (e)(f)(l)	367,228	366,923
		1,428,344
FINANCIALS - 0.5%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (e)(f)(l)	140,000	138,629
Insurance - 0.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5936% 11/6/30 (e)(f)(l)	300,000	297,588
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6112% 1/20/29 (e)(f)(l)	4,035,481	3,721,481
Truist Insurance Holdings LLC term loan 0% 3/8/32 (e)(l)	2,210,000	2,242,752
		6,261,821
TOTAL FINANCIALS		6,400,450
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (d)(e)(f)(l)	107,874	107,604
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0816% 7/1/31 (e)(f)(l)	160,000	155,800
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 1/8/27 (e)(f)(l)	139	139
		263,543
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/15/29 (e)(f)(l)	149,524	148,243
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 5/1/31 (e)(f)(l)	548,625	548,395
		696,638
TOTAL HEALTH CARE		960,181
INDUSTRIALS - 0.2%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (e)(f)(l)	202,097	151,700
Commercial Services & Supplies - 0.0%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (e)(f)(l)	20,000	19,825
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2936% 4/20/28 (e)(f)(l)	480,000	496,262
Professional Services - 0.1%
CoreLogic, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.500% 6/4/29 (f)(l)(m)	895,000	864,050
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 6/2/28 (e)(f)(l)	428,392	422,502
Nielsen Holdings PLC 2LN, term loan 3 month U.S. LIBOR + 0.000% 10/11/29 (f)(l)(m)	415,000	412,925
		1,699,477
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 4.62% 8/9/25 (e)(f)(l)	70,000	68,040
TOTAL INDUSTRIALS		2,435,304
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Likewize Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7/30/31 (f)(l)(m)	183,333	177,833
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7/30/31 (f)(l)(m)	16,667	16,167
		194,000
Software - 0.3%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0967% 12/10/29 (e)(f)(l)	1,357,000	1,299,328
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(f)(l)	6,699	6,699
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(f)(l)	286,826	286,826
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (f)(l)(m)	130,000	128,727
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (f)(l)(m)	85,000	83,158
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 3/1/29 (e)(f)(l)	207,362	206,551
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (e)(f)(l)	120,000	118,013
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (e)(f)(l)	40,000	39,665
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.654% 5/15/28 (e)(f)(l)	61,912	62,314
RealPage, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 0.000% 2/17/29 (f)(l)(m)	1,276,687	1,207,835
Skillsoft Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7/16/28 (f)(l)(m)	434,121	342,313
		3,781,429
TOTAL INFORMATION TECHNOLOGY		3,975,429
MATERIALS - 0.2%
Chemicals - 0.2%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (e)(f)(l)	59,692	47,038
ASP Unifrax Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 11/5/25 (f)(l)(m)	53,858	52,449
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (e)(f)(l)	548,625	508,394
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (e)(f)(l)	145,213	145,058
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (e)(f)(l)	358,223	356,113
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.7842% 3/15/30 (e)(f)(l)	40,000	35,833
Iris Holding, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 6/15/28 (f)(l)(m)	327,098	307,963
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/25/31 (e)(f)(l)	200,000	187,500
Venator Materials LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10/12/28 (f)(l)(m)	458,324	455,652
		2,096,000
Metals & Mining - 0.0%
Vibrantz Technologies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 2/3/29 (f)(l)(m)	483,110	474,269
TOTAL MATERIALS		2,570,269
UTILITIES - 0.0%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan 0% 7/20/28 (d)(e)(l)	181,637	176,188
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (d)(e)(f)(l)	220,635	208,500
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1112% 3/25/28 (e)(f)(l)	100,000	93,389
		301,889
TOTAL UTILITIES		478,077
TOTAL BANK LOAN OBLIGATIONS (Cost $32,927,869)		29,588,747

Fixed-Income Funds - 48.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 48.3%
Artisan High Income Fund Investor Shares	15,106,413	137,317,290
BlackRock High Yield Bond Portfolio Class K	19,297,876	138,751,726
Eaton Vance Income Fund of Boston Class A	21,010,757	110,096,366
Fidelity Capital & Income Fund (n)	15,186,745	152,474,909
NYLI MacKay High Yield Corporate Bond Fund Class A	13,527,396	70,883,557
Vanguard High-Yield Corporate Fund Admiral Shares	7,403,337	40,570,289

TOTAL FIXED-INCOME FUNDS (Cost $601,859,523)		650,094,137

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (e)(o)	100,000	97,562
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (e)(f)(o)	195,000	198,596
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.4897% (e)(f)(o)	441,000	440,770
		736,928
FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp. 5.875% (e)(o)	380,000	387,680
Citigroup, Inc.:
3.875% (e)(o)	462,000	444,577
7.125% (e)(o)	170,000	177,084
JPMorgan Chase & Co. 4.6% (e)(o)	275,000	274,609
M&T Bank Corp.:
3.5% (e)(o)	40,000	35,385
5.125% (e)(o)	78,000	77,203
Wells Fargo & Co. 6.85% (e)(o)	295,000	305,342
		1,701,880
Consumer Finance - 0.1%
Ally Financial, Inc.:
4.7% (e)(o)	240,000	218,636
4.7% (e)(o)	285,000	237,894
		456,530
TOTAL FINANCIALS		2,158,410
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (e)	495,000	505,782
Air Lease Corp. 4.125% (e)(o)	345,000	317,621
Aircastle Ltd. 5.25% (b)(e)(o)	366,000	368,474
		1,191,877
UTILITIES - 0.3%
Electric Utilities - 0.0%
NRG Energy, Inc. 10.25% (b)(e)(o)	706,000	819,345
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.:
7% (b)(e)(o)	525,000	538,256
8% (b)(e)(o)	1,975,000	2,102,414
8.875% (b)(e)(o)	1,150,000	1,234,128
		3,874,798
TOTAL UTILITIES		4,694,143
TOTAL PREFERRED SECURITIES (Cost $8,066,468)		8,781,358

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (p)	207,509	207,551
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (q)	8,341,727	8,341,727
TOTAL MONEY MARKET FUNDS (Cost $8,549,130)		8,549,278

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $1,299,530,907)	1,334,354,420
NET OTHER ASSETS (LIABILITIES) - 0.9%	11,567,050
NET ASSETS - 100.0%	1,345,921,470

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	59	Dec 2024	6,700,188	(36,530)	(36,530)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	68	Dec 2024	14,113,188	(5,035)	(5,035)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	102	Dec 2024	11,158,641	(20,580)	(20,580)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	5	Dec 2024	615,625	(6,788)	(6,788)

TOTAL PURCHASED					(68,933)

Sold

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Dec 2024	395,813	8,980	8,980

TOTAL FUTURES CONTRACTS					(59,953)
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	918,995	GBP	708,549	Goldman Sachs Intl London	10/25/24	(11,909)
USD	1,095,205	EUR	983,890	Goldman Sachs Intl London	11/22/24	3,675
USD	1,098,845	EUR	983,890	HSBC Bank	11/22/24	7,315
USD	1,098,845	EUR	983,890	HSBC Bank	11/22/24	7,315

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						6,396
Unrealized Appreciation						18,305
Unrealized Depreciation						(11,909)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. HY Series 42	NR	Jun 2029	ICE	5%	Quarterly	750,000	11,571	0	11,571
Community Health Systems, Inc.	Ca	Dec 2026	ICE	5%	Quarterly	484,000	(1,105)	0	(1,105)

TOTAL CREDIT DEFAULT SWAPS							10,466	0	10,466

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $526,734,139 or 39.1% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $594,114.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,921,917 or 0.4% of net assets.

(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Affiliated Fund
(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
TPC Group, Inc.	12/16/22	1,375,816

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	320,470	24,329,007	24,442,102	36,125	176	-	207,551	0.0%
Total	320,470	24,329,007	24,442,102	36,125	176	-	207,551

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Capital & Income Fund	144,916,829	13,809,874	10,073,078	3,809,797	60,607	3,760,677	152,474,909
	144,916,829	13,809,874	10,073,078	3,809,797	60,607	3,760,677	152,474,909

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,773,158	-	-	2,773,158
Energy	4,179,571	251,329	-	3,928,242
Health Care	803,963	596,571	-	207,392
Industrials	313,940	313,940	-	-
Information Technology	1,408,521	484,664	-	923,857
Materials	6,838,432	1,916,515	-	4,921,917
Utilities	2,049,175	933,695	-	1,115,480

Corporate Bonds	592,204,830	-	592,201,509	3,321

U.S. Government and Government Agency Obligations	7,929,194	-	7,929,194	-

Asset-Backed Securities	17,519,844	-	17,519,844	-

Municipal Securities	1,320,272	-	1,320,272	-

Bank Loan Obligations	29,588,747	-	28,802,930	785,817

Fixed-Income Funds	650,094,137	650,094,137	-	-

Preferred Securities	8,781,358	-	8,781,358	-

Money Market Funds	8,549,278	8,549,278	-	-
Total Investments in Securities:	1,334,354,420	663,140,129	656,555,107	14,659,184
Derivative Instruments: Assets
Futures Contracts	8,980	8,980	-	-
Forward Foreign Currency Contracts	18,305	-	18,305	-
Swaps	11,571	-	11,571	-
Total Assets	38,856	8,980	29,876	-
Liabilities
Futures Contracts	(68,933)	(68,933)	-	-
Forward Foreign Currency Contracts	(11,909)	-	(11,909)	-
Swaps	(1,105)	-	(1,105)	-
Total Liabilities	(81,947)	(68,933)	(13,014)	-
Total Derivative Instruments:	(43,091)	(59,953)	16,862	-
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$13,960,540
Net Realized Gain (Loss) on Investment Securities	420,774
Net Unrealized Gain (Loss) on Investment Securities	3,569,585
Cost of Purchases	743,499
Proceeds of Sales	(2,555,578)
Amortization/Accretion	4,267
Transfers into Level 3	172,555
Transfers out of Level 3	(1,656,458)
Ending Balance	$14,659,184
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$3,615,784

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	11,571	(1,105)
Total Credit Risk	11,571	(1,105)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	18,305	(11,909)
Total Foreign Exchange Risk	18,305	(11,909)
Interest Rate Risk
Futures Contracts (c)	8,980	(68,933)
Total Interest Rate Risk	8,980	(68,933)
Total Value of Derivatives	38,856	(81,947)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,180,785,212)	$1,181,671,960
Fidelity Central Funds (cost $207,406)	207,551
Other affiliated issuers (cost $118,538,289)	152,474,909

Total Investment in Securities (cost $1,299,530,907)		$1,334,354,420
Segregated cash with brokers for derivative instruments		361,800
Cash		1,894,801
Foreign currency held at value (cost $4,258)		4,265
Receivable for investments sold		3,759,024
Unrealized appreciation on forward foreign currency contracts		18,305
Receivable for fund shares sold		544,515
Dividends receivable		6,471,424
Interest receivable		10,749,378
Distributions receivable from Fidelity Central Funds		6,575
Receivable for daily variation margin on centrally cleared swaps		803
Prepaid expenses		2,129
Other receivables		53,575
Total assets		1,358,221,014
Liabilities
Payable for investments purchased
Regular delivery	$9,347,243
Delayed delivery	475,000
Unrealized depreciation on forward foreign currency contracts	11,909
Payable for fund shares redeemed	2,070,405
Distributions payable	27,161
Accrued management fee	184,912
Payable for daily variation margin on futures contracts	51,032
Other payables and accrued expenses	131,882
Total liabilities		12,299,544
Net Assets		$1,345,921,470
Net Assets consist of:
Paid in capital		$1,543,259,856
Total accumulated earnings (loss)		(197,338,386)
Net Assets		$1,345,921,470
Net Asset Value, offering price and redemption price per share ($1,345,921,470 ÷ 153,269,283 shares)		$8.78
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$17,856,902
Affiliated issuers		3,809,797
Interest		25,121,234
Income from Fidelity Central Funds		36,125
Total income		46,824,058
Expenses
Management fee	$2,832,810
Custodian fees and expenses	15,748
Independent trustees' fees and expenses	3,771
Registration fees	18,672
Audit fees	24,219
Legal	12,719
Miscellaneous	37,243
Total expenses before reductions	2,945,182
Expense reductions	(1,731,067)
Total expenses after reductions		1,214,115
Net Investment income (loss)		45,609,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,683,798)
Fidelity Central Funds	176
Other affiliated issuers	60,607
Forward foreign currency contracts	(101,752)
Foreign currency transactions	(16,643)
Futures contracts	595,742
Swaps	(30,074)
Total net realized gain (loss)		(12,175,742)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	40,242,165
Affiliated issuers	3,760,677
Forward foreign currency contracts	9,581
Assets and liabilities in foreign currencies	234
Futures contracts	(61,589)
Swaps	102,639
Total change in net unrealized appreciation (depreciation)		44,053,707
Net gain (loss)		31,877,965
Net increase (decrease) in net assets resulting from operations		$77,487,908
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,609,943	$97,807,174
Net realized gain (loss)	(12,175,742)	(48,814,006)
Change in net unrealized appreciation (depreciation)	44,053,707	97,420,581
Net increase (decrease) in net assets resulting from operations	77,487,908	146,413,749
Distributions to shareholders	(44,266,720)	(95,153,330)

Share transactions
Proceeds from sales of shares	122,098,566	165,367,277
Reinvestment of distributions	43,954,911	94,283,349
Cost of shares redeemed	(286,293,542)	(525,770,981)

Net increase (decrease) in net assets resulting from share transactions	(120,240,065)	(266,120,355)
Total increase (decrease) in net assets	(87,018,877)	(214,859,936)

Net Assets
Beginning of period	1,432,940,347	1,647,800,283
End of period	$1,345,921,470	$1,432,940,347

Other Information
Shares
Sold	14,183,199	19,765,197
Issued in reinvestment of distributions	5,096,085	11,284,880
Redeemed	(33,237,644)	(63,093,112)
Net increase (decrease)	(13,958,360)	(32,043,035)

Financial Highlights
Strategic Advisers® Income Opportunities Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$8.57	$8.27	$9.25	$9.58	$9.32	$9.34
Income from Investment Operations
Net investment income (loss) B,C	.285	.537	.508	.440	.473	.515
Net realized and unrealized gain (loss)	.201	.285	(1.000)	(.279)	.241	(.001)
Total from investment operations	.486	.822	(.492)	.161	.714	.514
Distributions from net investment income	(.276)	(.522)	(.488)	(.461)	(.454)	(.530)
Distributions from net realized gain	-	-	-	(.030)	-	(.004)
Total distributions	(.276)	(.522)	(.488)	(.491)	(.454)	(.534)
Net asset value, end of period	$8.78	$8.57	$8.27	$9.25	$9.58	$9.32
Total Return D,E	5.77%	10.29%	(5.25)%	1.61%	8.05%	5.57%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42% H	.43%	.42%	.38%	.39%	.34%
Expenses net of fee waivers, if any	.18 % H	.18%	.17%	.13%	.14%	.09%
Expenses net of all reductions	.17% H	.18%	.17%	.13%	.14%	.09%
Net investment income (loss)	6.56% H	6.44%	5.96%	4.57%	5.10%	5.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,345,921	$1,432,940	$1,647,800	$4,158,412	$7,204,043	$2,042,054
Portfolio turnover rate I	39 % H	26%	21%	33%	43%	40%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$13,870,046	Market approach	Transaction price	$0.50 - $42.00 / $41.46	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	3.6 - 7.0 / 4.4	Increase
		Discounted cash flow	Discount rate	11.0% - 20.7% / 11.8%	Decrease
			Term	0.3	Increase
		Black scholes	Discount rate	3.7%	Increase
			Volatility	60.0%	Increase
			Term	4.8	Increase
Corporate Bonds	$3,321	Recovery value	Recovery value	$0.00 - $0.01 / $0.01	Increase
		Market approach	Expected distribution	$48.08 - $95.96 / $94.45	Increase
Bank Loan Obligations	$785,817	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	11.2%	Decrease
		Indicative market price	Evaluated bid	$94.50 - $99.75 / $96.54	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Income Opportunities Fund	$53,259

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, certain conversion ratio adjustments, equity-debt classifications, currency contract transactions, capital loss carryforwards and losses deferred due to currency contract transactions and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,355,631
Gross unrealized depreciation	(45,882,919)
Net unrealized appreciation (depreciation)	$39,472,712
Tax cost	$1,294,838,617
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(45,114,818)
Long-term	(178,192,217)
Total capital loss carryforward	$(223,307,035)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Income Opportunities Fund
Credit Risk
Swaps	(30,074)	102,639
Total Credit Risk	(30,074)	102,639
Foreign Exchange Risk
Forward Foreign Currency Contracts	(101,752)	9,581
Total Foreign Exchange Risk	(101,752)	9,581
Interest Rate Risk
Futures Contracts	595,742	(61,589)
Total Interest Rate Risk	595,742	(61,589)
Totals	463,916	50,631

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Income Opportunities Fund	261,524,620	381,252,661
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser), PGIM, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Income Opportunities Fund	1,246
8. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $1,724,212.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,855.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Amended Sub-Advisory Agreement
Strategic Advisers Income Opportunities Fund

In March 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the fee schedule for one investment mandate in the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM, LLC (the Sub-Adviser) and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (Amended Sub-Advisory Agreement). The Board noted that the updated fee schedule in the Amended Sub-Advisory Agreement became effective as of March 1, 2024, and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Sub-Advisory Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding the backgrounds of the investment personnel that provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2023 meeting.
The Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2023 meeting and that the Amended Sub-Advisory Agreement will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Investment Performance. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the approval of the Amended Sub-Advisory Agreement will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement should continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  The Board noted that the Amended Sub-Advisory Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
The Board also considered that the Amended Sub-Advisory Agreement is expected to result in a decrease in the total management fee rate of the fund. Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Sub-Advisory Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the Amended Sub-Advisory Agreement will continue to provide for breakpoints with respect to the mandate that has the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Sub-Advisory Agreement because the fund will not bear any additional expenses under the Amended Sub-Advisory Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912883.114
SRQ-SANN-1024
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Emerging Markets Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 52.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.2%
Emirates Integrated Telecommunications Co.	94,170	161,016
Indus Towers Ltd. (a)	1,116,035	6,103,680
KT Corp.	255,601	7,398,227
LG Uplus Corp.	440,161	3,208,722
Magyar Telekom PLC	56,151	162,359
Ooredoo QSC	439,129	1,329,086
Saudi Telecom Co.	197,425	2,262,238
Telefonica Brasil SA	235,600	2,166,653
Turk Telekomunikasyon A/S (a)	206,497	293,091
		23,085,072
Entertainment - 0.3%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	1,122,086	2,207,538
CD Projekt SA	5,096	240,863
Com2uS Corp.	2,100	64,297
FriendTimes, Inc. (a)	125,932	7,994
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	86,017	2,346,111
Gravity Co. Ltd. ADR (a)	279	17,610
IGG, Inc.	421,000	174,926
International Games Systems Co. Ltd.	287,000	6,996,877
iQIYI, Inc. ADR (a)	457,465	983,550
Kingnet Network Co. Ltd. (A Shares)	1,228,500	1,607,796
Kingsoft Corp. Ltd.	254,200	699,247
KRAFTON, Inc. (a)	623	152,318
Mgame Corp.	34,930	156,960
NetDragon WebSoft, Inc.	85,000	114,891
NetEase, Inc.	455,900	7,328,423
NetEase, Inc. ADR	49,809	4,006,636
Tencent Music Entertainment Group ADR	1,068,740	11,157,646
UserJoy Technology Co. Ltd.	20,947	52,649
Webzen, Inc.	11,695	165,176
		38,481,508
Interactive Media & Services - 3.6%
Autohome, Inc. ADR Class A	136,290	3,429,056
Baidu, Inc. Class A (a)	249,800	2,635,720
Focus Technology Co. Ltd. (A Shares)	261,600	937,086
Hello Group, Inc. ADR	252,141	1,674,216
Info Edge India Ltd.	33,237	3,044,317
JOYY, Inc. ADR	39,740	1,366,659
Kanzhun Ltd. ADR	186,574	2,324,712
Kuaishou Technology Class B (a)(b)	2,423,500	12,524,949
NAVER Corp.	67,476	8,531,176
Nebius Group NV Series A (a)(c)	204,900	1,721,160
SOOP Co. Ltd.	28,654	2,198,106
Tencent Holdings Ltd.	7,662,713	371,640,899
Tongdao Liepin Group (a)	196,000	51,276
VTEX (a)	51,772	365,510
Weibo Corp. sponsored ADR (d)	184,942	1,383,366
Yalla Group Ltd. ADR (a)	33,620	137,506
		413,965,714
Media - 0.1%
Central China Land Media Co. Ltd. (A Shares)	430,300	639,617
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,657,241	3,220,644
Jagran Prakashan Ltd.	30,888	35,388
Korea Business News Co. Ltd.	6,677	27,557
Media Prima Bhd	265,300	29,167
Qingdao Citymedia Co. Ltd. (A Shares)	103,700	95,060
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	2,538,137
Time Publishing & Media Co. Ltd. (A Shares)	135,660	150,377
Xiamen Jihong Technology Co. Ltd.	188,700	272,508
Zhejiang Publishing & Media Co. Ltd.	791,700	873,123
		7,881,578
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	5,449,303	4,510,131
Bharti Airtel Ltd.	2,274,209	43,106,481
Etihad Etisalat Co.	561,934	7,562,135
Far EasTone Telecommunications Co. Ltd.	712,000	2,013,743
Mobile Telecommunication Co.	601,485	918,703
MTN Group Ltd.	3,327,784	16,585,957
National Mobile Telecommunications Co.	1,531	5,278
SK Telecom Co. Ltd.	15,497	638,716
TIM SA	518,600	1,643,413
		76,984,557
TOTAL COMMUNICATION SERVICES		560,398,429
CONSUMER DISCRETIONARY - 7.2%
Automobile Components - 0.4%
Autel Intelligent Technology Corp. Ltd. (A Shares)	119,565	407,389
FIEM Industries Ltd.	10,738	195,112
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,784,128	18,803,637
(H Shares) (b)	109,600	626,161
Class A	138,200	933,385
Hankook Tire Co. Ltd.	71,050	2,305,525
HDC Hyundai Engineering Plastics Co. Ltd.	9,827	33,982
Huayu Automotive Systems Co. Ltd. (A Shares)	65,600	136,459
Hyundai Mobis	104,154	16,937,572
MAHLE Metal Leve SA	47,165	268,297
Pha Co. Ltd.	10,325	78,974
PT Gadjah Tunggal Tbk	2,245,700	191,804
Seoyon Co. Ltd.	15,754	91,287
Sjg Sejong	11,274	42,821
Thai Stanley Electric PCL NVDR	4,000	25,404
Yoosung Enterprise Co. Ltd.	12,624	21,567
		41,099,376
Automobiles - 1.3%
Bajaj Auto Ltd.	41,186	5,350,741
Brilliance China Automotive Holdings Ltd.	2,602,000	1,084,473
BYD Co. Ltd. (H Shares)	447,770	13,713,840
Eicher Motors Ltd.	69,057	4,086,089
Hyundai Motor Co. Ltd.	154,557	29,525,383
Kia Corp.	358,815	28,464,393
Li Auto, Inc. Class A (a)	416,800	4,056,903
Loncin Motor Co. Ltd. (A Shares)	1,545,700	1,517,198
Mahindra & Mahindra Ltd.	942,556	31,541,082
Maruti Suzuki India Ltd.	2,991	442,505
Tata Motors Ltd.	1,876,045	24,869,596
Zhejiang Taotao Vehicles Co. Ltd.	85,100	599,477
		145,251,680
Broadline Retail - 2.2%
Alibaba Group Holding Ltd.	8,918,008	92,431,350
Alibaba Group Holding Ltd. sponsored ADR	251,436	20,954,676
Allegro.eu SA (a)(b)	684,200	6,723,843
Dashang Co. Ltd. Class A	135,410	296,190
El Puerto de Liverpool S.A.B. Dcv Series C (d)	177,626	1,025,661
JD.com, Inc.:
Class A	439,800	5,944,396
sponsored ADR	363,409	9,812,043
MercadoLibre, Inc. (a)	8,024	16,542,760
MINISO Group Holding Ltd. ADR (d)	70,634	1,160,517
Naspers Ltd. Class N	104,114	21,476,843
Ozon Holdings PLC ADR (a)(c)(d)	52,200	1,461,600
PDD Holdings, Inc. ADR (a)	752,967	72,367,658
Prosus NV	34,375	1,274,198
Savezon I&C Corp.	11,337	17,885
Shinsegae Co. Ltd.	6,244	703,079
Vipshop Holdings Ltd. ADR	720,924	9,040,387
		261,233,086
Diversified Consumer Services - 0.2%
Human Soft Holding Co. KSCC	34,023	296,554
Multicampus Co. Ltd.	955	21,778
New Oriental Education & Technology Group, Inc.	1,707,595	10,391,034
New Oriental Education & Technology Group, Inc. sponsored ADR	211,416	12,997,856
Shanghai Action Education Technology Co. Ltd.	126,700	585,903
Zhejiang Yasha Decoration Co. Ltd. (A Shares)	1,373,600	608,272
		24,901,397
Hotels, Restaurants & Leisure - 1.7%
Arcos Dorados Holdings, Inc. Class A (d)	205,700	1,810,160
DOUBLEUGAMES Co. Ltd.	4,925	181,170
EIH Associated Hotels	8,068	38,581
EIH Ltd.	25,995	118,634
Genting Bhd	1,310,600	1,310,448
Gourmet Master Co. Ltd.	44,000	113,789
Jiumaojiu International Holdings Ltd. (b)	482,000	160,094
Jollibee Food Corp.	625,250	2,888,797
Leejam Sports Co. JSC	1,176	67,816
MakeMyTrip Ltd. (a)(d)	131,737	12,669,147
Meituan Class B (a)(b)	6,445,414	97,528,211
MK Restaurants Group PCL NVDR unit	29,200	22,967
Mona Yongpyong Co. Ltd. (a)	9,677	33,174
OPAP SA	260,897	4,510,506
Shangri-La Asia Ltd.	11,578,000	7,126,933
Sports Toto Bhd	96,300	35,440
Trip.com Group Ltd. (a)	8,200	386,245
Trip.com Group Ltd. ADR (a)	773,704	36,472,407
Wonderla Holidays Ltd.	8,904	89,916
Wowprime Corp.	26,685	185,966
Yum China Holdings, Inc.	291,224	9,846,283
Zomato Ltd. (a)	6,139,786	18,347,952
		193,944,636
Household Durables - 0.7%
Changhong Meiling Co. Ltd. (A Shares)	1,816,592	2,154,573
Cury Construtora e Incorporado SA	217,400	918,828
Daewon Co. Ltd. (a)	1,538	4,922
Dixon Technologies India Ltd.	8,683	1,364,148
Guangdong Vanward New Electric Co. Ltd. (A Shares)	1,404,105	1,740,589
Haier Smart Home Co. Ltd.	5,261,922	16,078,852
Haier Smart Home Co. Ltd. (A Shares)	7,529,259	26,259,363
Hisense Electric Co. Ltd.	232,700	513,592
Hisense Home Appliances Group Co. Ltd. (H Shares)	415,365	1,075,992
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	5,974	137,234
Joyoung Co. Ltd. (A Shares)	382,400	524,733
LG Electronics, Inc.	142,931	10,622,550
Man Wah Holdings Ltd.	1,017,200	603,970
Midea Group Co. Ltd.:
(A Shares)	145,000	1,324,084
(A Shares)	1,629,355	14,878,643
Skyworth Group Ltd.	2,109,457	779,096
Symphony Ltd.	34,781	648,034
TCL Electronics Holdings Ltd.	591,000	353,184
Vatti Corp. Ltd. (A Shares)	856,200	752,265
Viomi Technology Co. Ltd. ADR Class A (a)	71,922	109,321
Ya Horng Electronic Co. Ltd.	13,000	24,268
Zhejiang Meida Industal Co. Ltd. (A Shares)	343,100	330,483
Zhejiang Supor Cookware Co. Ltd.	282,455	1,983,748
Zhiou Home Furnishing Technology Co. Ltd.	59,100	147,026
		83,329,498
Leisure Products - 0.0%
Xiamen Comfort Science & Technology Group Co. Ltd. (A Shares)	521,100	401,256
Specialty Retail - 0.2%
Beijing Caishikou Department Store Co. Ltd. (A Shares)	283,900	430,009
C&A Modas SA (a)	76,500	138,043
China Harmony Auto Holding Ltd.	410,110	22,615
Dogus Otomotiv Servis ve Ticaret A/S	238,877	1,677,720
EEKA Fashion Holdings Ltd.	65,065	74,679
Grand Baoxin Auto Group Ltd. (a)	209,460	2,794
Index Living Mall PCL NVDR	230,500	113,861
Lewis Group Ltd.	7,250	23,829
Lojas Renner SA	1,426,043	4,303,976
LOTTE Hi-Mart Co. Ltd.	3,717	23,345
Pepkor Holdings Ltd. (b)	3,345,608	4,109,588
Pou Sheng International (Holdings) Ltd.	265,273	20,071
SSI Group, Inc.	124,000	7,299
Trent Ltd.	86,985	7,427,731
United Electronics Co.	16,080	390,795
Vibra Energia SA	1,459,900	6,662,342
Wittchen SA	4,571	34,218
Zhongsheng Group Holdings Ltd. Class H	1,129,000	1,295,821
		26,758,736
Textiles, Apparel & Luxury Goods - 0.5%
Anta Sports Products Ltd.	997,307	9,822,409
Arvind Ltd.	81,229	389,891
Azzas 2154 SA	623,626	5,421,921
Baiksan Co. Ltd.	7,622	73,971
Baoxiniao Holding Co. Ltd. (A Shares)	1,804,400	877,930
Bosideng International Holdings Ltd.	2,436,000	1,196,476
Cabbeen Fashion Ltd.	48,447	8,760
CECEP COSTIN New Materials Group Ltd. (a)(c)	741,000	1
Century Enka Ltd.	5,958	52,210
ECLAT Textile Co. Ltd.	997,106	16,685,169
Guangdong CHJ Industry Co. Ltd. (A Shares)	475,400	300,362
Joeone Co. Ltd.	62,100	62,619
Kddl Ltd.	299	11,343
Kewal Kiran Clothing Ltd.	11,290	83,663
LF Corp.	4,141	44,461
Li Ning Co. Ltd.	588,500	1,106,390
LPP SA	247	939,823
Mavi Jeans Class B (b)	406,958	1,260,098
Pearl Global Industries Ltd.	1,741	21,344
Pou Chen Corp.	1,637,000	1,778,480
Sabina Public Co. Ltd. NVDR	10,600	6,732
Samsonite International SA (b)	527,100	1,341,104
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. (A Shares)	1,018,600	1,052,969
Shenzhou International Group Holdings Ltd.	697,526	5,760,686
Sutlej Textiles & Industries Ltd.	10,634	9,123
Titan Co. Ltd.	73,341	3,118,884
Vardhman Textiles Ltd.	15,849	93,627
Welspun India Ltd.	65,932	151,777
Youngone Corp.	36,130	1,025,170
Zhejiang Semir Garment Co. Ltd. (A Shares)	2,352,300	1,502,792
Zhejiang Xinao Textiles, Inc. (A Shares)	27,500	24,356
		54,224,541
TOTAL CONSUMER DISCRETIONARY		831,144,206
CONSUMER STAPLES - 2.4%
Beverages - 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	255,181	1,667,904
Budweiser Brewing Co. APAC Ltd. (b)	880,500	1,011,732
China Resources Beer Holdings Co. Ltd.	1,643,693	5,063,187
Eastroc Beverage Group Co. Ltd.	61,500	1,976,986
Fomento Economico Mexicano S.A.B. de CV:
unit	1,024,443	10,478,898
sponsored ADR	190,802	19,610,630
Haad Thip Co. Ltd. NVDR	178,600	83,497
Kweichow Moutai Co. Ltd.:
(A Shares)	3,100	630,947
(A Shares)	137,289	27,942,617
Nongfu Spring Co. Ltd. (H Shares) (b)	275,600	1,003,750
Tsingtao Brewery Co. Ltd. (H Shares)	1,361,000	7,889,046
Varun Beverages Ltd.	64,456	1,153,957
		78,513,151
Consumer Staples Distribution & Retail - 1.1%
Al-Dawaa Medical Services Co.	18,736	463,832
Almunajem Foods Co.	15,110	432,451
BBB Foods, Inc. (d)	285,907	9,086,124
BGF Retail Co. Ltd.	23,560	2,078,611
Bid Corp. Ltd.	652,320	16,433,177
BinDawood Holding Co.	84,344	163,851
Chengdu Hongqi Chain Co. Ltd. (A Shares)	1,170,100	707,926
Clicks Group Ltd.	170,229	3,567,994
CP ALL PCL (For. Reg.)	1,200	2,135
Jeronimo Martins SGPS SA	192,709	3,565,964
PT Sumber Alfaria Trijaya Tbk	12,770,300	2,396,239
PUREGOLD Price Club, Inc.	7,458,925	3,680,980
Raia Drogasil SA	4,246,929	20,767,637
Saudi Marketing Co. (a)	22,945	142,833
Shoprite Holdings Ltd.	1,215,055	21,132,399
Wal-Mart de Mexico SA de CV Series V	13,766,855	43,878,060
Yifeng Pharmacy Chain Co. Ltd.	1,527,114	4,343,954
		132,844,167
Food Products - 0.3%
Adecoagro SA	111,000	1,222,110
Agthia Group PJSC	20,471	38,737
AVI Ltd.	229,288	1,308,435
Bombay Burmah Trading Co.	7,611	226,224
BRF SA (a)	180,400	839,591
Charoen Pokphand Foods PCL NVDR	1,026,600	742,557
China Mengniu Dairy Co. Ltd.	317,000	539,865
Daesang Corp.	2,306	35,862
DCM Shriram Industries Ltd.	20,253	48,865
Dharma Satya Nusantara PT	2,180,700	111,469
FGV Holdings Bhd (b)	88,900	25,515
Gruma S.A.B. de CV Series B	810,948	14,882,564
Heritage Foods (India) Ltd.	40,009	269,137
Huanlejia Food Group Co. Ltd.	55,200	79,171
JBS SA	617,400	3,834,136
Kaveri Seed Co. Ltd.	22,977	287,942
Maeil Dairies Co. Ltd.	1,869	54,988
Mezzan Holding Co. KSCC	175,561	512,185
Muyuan Foodstuff Co. Ltd. (A Shares) (a)	101,600	552,508
PT Indofood CBP Sukses Makmur Tbk	2,791,000	2,072,257
PT Indofood Sukses Makmur Tbk	4,981,000	2,207,690
PT Japfa Comfeed Indonesia Tbk (a)	2,294,315	236,780
PT Mayora Indah Tbk	116,490	20,049
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	466,264	26,851
PT Triputra Agro Persada	990,800	44,235
Samyang Holdings Corp.	1,083	58,868
Three Squirrels, Inc.	183,000	456,806
Three-A Resources Bhd	93,000	19,588
Tiger Brands Ltd.	160,950	2,126,892
Ulker Biskuvi Sanayi A/S (a)	324,939	1,411,451
Uni-President Enterprises Corp.	1,977,391	5,091,402
Xiangpiaopiao Food Co. Ltd.	254,300	396,293
		39,781,023
Household Products - 0.0%
Jyothy Laboratories Ltd.	45,684	294,152
Opple Lighting Co. Ltd. (A Shares)	495,800	1,015,269
		1,309,421
Personal Care Products - 0.2%
AMOREPACIFIC Corp.	48,456	4,506,962
Bajaj Consumer Care Ltd.	34,018	107,144
Chongqing Baiya Sanitary Products Co. Ltd. (A Shares)	203,600	648,924
Colgate-Palmolive Ltd.	166,499	7,229,852
Emami Ltd.	102,409	993,368
Giant Biogene Holding Co. Ltd. (b)	167,200	884,480
Gillette India Ltd.	1,088	115,315
Hangzhou Haoyue Personal Care Co. Ltd.	48,939	227,898
Hindustan Unilever Ltd.	113,186	3,750,590
Honasa Consumer Ltd.	6,626	39,945
Procter & Gamble Hygiene & Health Care Ltd.	1,033	203,510
Proya Cosmetics Co. Ltd. (A Shares)	39,300	529,302
		19,237,290
Tobacco - 0.1%
Godfrey Phillips India Ltd.	5,107	396,474
ITC Ltd.	764,200	4,575,082
KT&G Corp.	52,753	4,267,666
		9,239,222
TOTAL CONSUMER STAPLES		280,924,274
ENERGY - 2.8%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co. PJSC	10,148,482	12,157,676
Dayang Enterprise Holdings Bhd	140,600	84,611
Gulf International Services QSC	507,510	456,355
		12,698,642
Oil, Gas & Consumable Fuels - 2.7%
Adnoc Gas PLC	13,448,600	11,314,422
Anhui Hengyan Coal Industry & Electricity Power Co. Ltd. (A Shares)	158,400	208,646
Bangchak Corp. PCL NVDR	174,200	190,795
Bharat Petroleum Corp. Ltd.	2,086,732	8,902,245
Chennai Petroleum Corp. Ltd.	234,310	2,726,140
China Coal Energy Co. Ltd. (H Shares)	459,000	548,601
China Merchants Energy Shipping Co. Ltd. (A Shares)	1,126,260	1,192,852
China Petroleum & Chemical Corp. (H Shares)	16,097,166	10,940,904
Coal India Ltd.	3,112,997	19,492,667
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	300,000	329,708
Exxaro Resources Ltd.	166,842	1,497,285
Gazprom OAO (a)(c)	1,235,592	132,715
GeoPark Ltd. (d)	3,155	27,732
Hindustan Petroleum Corp. Ltd.	787,380	3,935,726
Indian Oil Corp. Ltd.	3,381,921	7,139,006
Lanna Resources PCL NVDR	26,400	13,429
LUKOIL PJSC (a)(c)	165,638	52,625
LUKOIL PJSC sponsored ADR (a)(c)	200,700	3,371,760
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	191,651	1,452,230
Oil & Natural Gas Corp. Ltd.	4,384,526	17,298,049
Oil India Ltd.	173,847	1,536,597
Orlen SA	579,235	9,620,274
Paladin Energy Ltd. (Australia) (a)	1,393,782	9,235,703
PetroChina Co. Ltd. (H Shares)	26,154,671	23,713,550
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR ADR (non-vtg.)	205,762	2,868,322
sponsored ADR (d)	2,751,516	41,905,589
Petronet LNG Ltd.	545,716	2,390,905
PRIO SA	1,964,836	16,329,619
PT Adaro Energy Indonesia Tbk	50,441,200	11,618,937
PT Baramulti Suksessarana Tbk	28,475	9,046
PT Bukit Asam Tbk	5,256,626	928,540
PT Indika Energy Tbk	1,227,841	115,991
PT Indo Tambangraya Megah Tbk	724,900	1,276,959
PT United Tractors Tbk	1,830,200	3,203,294
PTT Exploration and Production PCL:
(For. Reg.)	1,968,059	8,188,190
NVDR	1,020,800	4,247,080
PTT PCL NVDR	157,100	154,744
Reliance Industries Ltd.	1,943,382	69,989,337
Rosneft Oil Co. OJSC (a)(c)	634,013	108,837
Sinopec Kantons Holdings Ltd.	28,235	15,715
StealthGas, Inc. (a)	18,136	108,272
TotalEnergies SE	97,519	6,708,510
Ultrapar Participacoes SA	852,200	3,532,216
		308,573,764
TOTAL ENERGY		321,272,406
FINANCIALS - 12.0%
Banks - 9.1%
Absa Group Ltd.	1,095,617	10,806,995
Abu Dhabi Commercial Bank PJSC	368,158	878,082
Abu Dhabi Islamic Bank	283,061	972,604
Agricultural Bank of China Ltd. (H Shares)	36,144,980	15,991,713
Al Rajhi Bank	836,555	19,639,849
Alinma Bank	551,806	4,587,845
Alliance Bank Malaysia Bhd	59,900	59,754
Arab National Bank	1,293,893	6,654,622
Axis Bank Ltd.	4,725,703	66,247,778
Axis Bank Ltd. sponsored GDR (Reg. S)	132,693	9,235,433
Banco Bradesco SA	2,013,300	5,051,156
Banco do Brasil SA	2,923,466	14,586,337
Banco Santander Chile sponsored ADR	51,318	1,059,717
Bangkok Bank PCL NVDR	2,383,400	9,881,194
Bank For Foreign Trade JSC (a)	1,006,300	3,710,328
Bank of Beijing Co. Ltd. (A Shares)	1,676,500	1,241,283
Bank of Communications Co. Ltd. (H Shares)	3,623,703	2,625,602
Bank Polska Kasa Opieki SA	139,863	5,720,667
Banque Saudi Fransi	38,204	347,161
BDO Unibank, Inc.	1,385,756	3,765,601
BNK Financial Group, Inc.	253,349	1,924,548
Canara Bank Ltd.	2,880,263	3,831,762
Capitec Bank Holdings Ltd.	92,139	15,121,261
China Construction Bank Corp. (H Shares)	98,364,840	69,631,680
China Merchants Bank Co. Ltd. (H Shares)	2,686,128	11,143,687
China Minsheng Banking Corp. Ltd. (H Shares)	1,024,000	369,007
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	2,956,081	1,440,548
CIMB Group Holdings Bhd	7,390,200	14,026,071
Credicorp Ltd. (United States)	247,661	44,170,339
CTBC Financial Holding Co. Ltd.	9,269,934	9,462,476
Dcb Bank Ltd.	51,533	75,577
DGB Financial Group Co. Ltd.	80,436	503,977
Doha Bank	933,222	400,611
Dubai Islamic Bank Pakistan Ltd.	574,060	964,360
Emirates NBD Bank PJSC	1,078,950	5,787,145
Erste Group Bank AG	26,793	1,466,337
Eurobank Ergasias Services and Holdings SA	2,821,997	6,434,385
First Abu Dhabi Bank PJSC	582,041	2,123,514
Grupo Financiero Banorte S.A.B. de CV	3,653,149	25,266,026
Hana Financial Group, Inc.	452,455	20,940,256
HDFC Bank Ltd.	3,534,782	69,152,190
HDFC Bank Ltd. sponsored ADR	145,454	8,888,694
ICICI Bank Ltd.	5,360,749	78,653,460
ICICI Bank Ltd. sponsored ADR	360,930	10,578,858
Indian Bank	69,287	468,856
Industrial & Commercial Bank of China Ltd. (H Shares)	93,077,742	53,594,483
Inter & Co., Inc. (depository receipt) unit	611,247	4,419,542
Itau Unibanco Holding SA sponsored ADR	3,418,367	22,287,753
Kasikornbank PCL:
(For. Reg.)	436,800	1,836,589
NVDR	832,160	3,498,938
KB Financial Group, Inc.	521,082	33,561,280
Komercni Banka A/S	32,687	1,107,709
Kotak Mahindra Bank Ltd.	447,319	9,501,827
Krung Thai Bank PCL:
(For. Reg.)	3,169,300	1,705,328
NVDR	3,506,600	1,886,821
National Bank of Greece SA	5,074,731	44,080,297
Nedbank Group Ltd.	28,833	479,813
Nova Ljubljanska banka d.d. GDR	325,568	8,709,165
Nu Holdings Ltd. Class A (a)(d)	2,962,100	44,342,637
OTP Bank PLC	653,745	33,631,710
Piraeus Financial Holdings SA	1,235,938	5,339,133
Powszechna Kasa Oszczednosci Bank SA	2,660,352	39,748,361
PT Bank Central Asia Tbk	75,595,077	50,502,696
PT Bank Danamon Indonesia Tbk Series A	355,601	60,053
PT Bank Mandiri (Persero) Tbk	44,458,264	20,543,993
PT Bank Rakyat Indonesia (Persero) Tbk	21,027,966	7,001,389
Qatar National Bank SAQ	2,109,717	9,178,225
Sberbank of Russia (a)(c)	2,908,251	18,354
Sberbank of Russia:
(RTSX) (a)(c)	328,709	2,074
sponsored ADR (a)(c)	1,288,149	22,929
SCB X PCL (For. Reg.)	805,500	2,534,211
Sharjah Islamic Bank	49,446	30,425
Shinhan Financial Group Co. Ltd.	300,344	12,697,929
Standard Bank Group Ltd.	1,375,849	18,520,859
The Commercial Bank of Qatar	137,929	154,749
The Karnataka Bank Ltd.	59,823	162,332
The Karur Vysya Bank Ltd.	528,830	1,401,761
The Saudi National Bank	2,753,326	25,679,905
Turkiye Garanti Bankasi A/S	974,271	3,211,160
Woori Financial Group, Inc.	700,862	8,394,812
		1,055,738,588
Capital Markets - 0.4%
Aditya Birla Sun Life Asset Management Co. Ltd.	21,495	191,810
Alexander Forbes Group Holdings Ltd.	888	327
Angel One Ltd.	3,067	94,618
Authum Investment Infrastucture Ltd. (a)	2,159	43,533
B3 SA - Brasil Bolsa Balcao	4,333,547	9,749,798
Banco BTG Pactual SA unit	3,704,072	23,370,825
Bursa Malaysia Bhd	198,600	424,734
Central Depository Services (India) Ltd.	17,168	293,843
China Galaxy Securities Co. Ltd. (H Shares)	3,431,500	1,817,448
HDFC Asset Management Co. Ltd. (b)	93,143	4,911,298
IIFL Securities Ltd.	73,620	242,002
Kenanga Investment Bank Bhd	148,400	37,439
KFin Technologies Ltd. (a)	8,899	110,246
Kiwoom Securities Co. Ltd.	11,234	1,134,764
Korea Investment Holdings Co. Ltd.	29,459	1,603,487
Motilal Oswal Financial Services Ltd.	10,372	89,090
Nahar Capital & Finance Services Ltd.	1,596	6,813
NH Investment & Securities Co. Ltd.	65,724	671,260
Nippon Life India Asset Management Ltd. (b)	160,143	1,285,671
Nuvama Wealth Management Ltd.	1,314	101,043
Prudent Corporate Advisory Services Ltd.	3,363	97,705
Reinet Investments SCA	6,301	169,029
Samsung Securities Co. Ltd.	56,388	1,992,069
SMC Global Securities Ltd.	24,983	43,645
UTI Asset Management Co. Ltd.	22,541	308,357
VLS Finance Ltd.	24,557	110,812
		48,901,666
Consumer Finance - 0.2%
Cholamandalam Financial Holdings Ltd.	10,143	193,822
FinVolution Group ADR	210,038	1,113,201
Kaspi.KZ JSC:
ADR	8,887	1,163,575
GDR (Reg. S)	81,056	10,612,662
Manappuram Finance Ltd.	1,436,872	3,701,229
Muthoot Finance Ltd.	82,421	1,932,693
Paisalo Digital Ltd.	191,384	145,692
Qifu Technology, Inc. ADR	136,087	3,604,945
Repco Home Finance Ltd.	17,748	110,741
Samsung Card Co. Ltd.	7,695	249,985
Shriram Finance Ltd.	166,412	6,360,914
The Leadcorp, Inc.	5,937	20,774
		29,210,233
Financial Services - 0.6%
Chailease Holding Co. Ltd.	2,308,452	10,505,970
FirstRand Ltd.	6,494,697	31,320,987
Jio Financial Services Ltd. (a)	281,694	1,080,944
LIC Housing Finance Ltd.	326,275	2,624,678
PagSeguro Digital Ltd. (a)	16,476	182,389
Power Finance Corp. Ltd.	957,604	6,277,226
PTC India Financial Services Ltd.	196,803	135,474
REC Ltd.	2,127,144	15,724,906
Sammaan Capital Ltd.	308,128	594,645
		68,447,219
Insurance - 1.7%
Agesa Hayat Ve Emeklilik A/S	97,985	286,863
AIA Group Ltd.	3,399,672	23,942,816
Al-Etihad Co-operative Insurance Co.	5,337	27,733
Anadolu Hayat Sigorta A/S	51,501	155,386
Cathay Financial Holding Co. Ltd.	5,369,993	10,667,533
China Life Insurance Co. Ltd. (H Shares)	26,990,207	40,912,084
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,725,437	14,941,733
China Taiping Insurance Group Ltd.	3,567,234	4,629,563
Db Insurance Co. Ltd.	33,525	2,907,654
Fubon Financial Holding Co. Ltd.	844,000	2,421,055
Hanwha Life Insurance Co. Ltd.	88,299	196,078
HDFC Standard Life Insurance Co. Ltd. (b)	1,383,310	12,188,836
Hyundai Marine & Fire Insurance Co. Ltd.	75,941	1,975,930
Old Mutual Ltd.	687,666	497,561
PB Fintech Ltd. (a)	609,751	12,889,977
People's Insurance Co. of China Group Ltd. (H Shares)	2,898,000	1,096,348
PICC Property & Casualty Co. Ltd. (H Shares)	5,820,697	7,539,183
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,251,283	15,392,361
Powszechny Zaklad Ubezpieczen SA	1,347,222	16,219,942
PT Panin Financial Tbk (a)	2,868,938	76,480
Samsung Fire & Marine Insurance Co. Ltd.	72,336	18,740,177
Sanlam Ltd.	178,706	890,987
Saudi Arabian Cooperative Insurance Co.	15,991	71,505
SBI Life Insurance Co. Ltd. (b)	271,172	5,984,965
Tongyang Life Insurance Co. Ltd.	22,994	112,437
		194,765,187
TOTAL FINANCIALS		1,397,062,893
HEALTH CARE - 1.8%
Biotechnology - 0.1%
3SBio, Inc. (b)	607,000	471,725
Innovent Biologics, Inc. (a)(b)	3,060,155	16,659,004
		17,130,729
Health Care Equipment & Supplies - 0.1%
Edan Instruments, Inc. (A Shares)	401,900	504,447
Rayence Co. Ltd.	12,372	67,435
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	220,725	7,807,049
Xiangyu Medical Co. Ltd. (A Shares)	51,835	180,197
		8,559,128
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	108,950	9,002,817
Bangkok Dusit Medical Services PCL NVDR	2,852,300	2,327,296
Bumrungrad Hospital PCL (For. Reg.)	627,300	4,518,921
Ekachai Medical Care PCL NVDR	314,097	62,801
Hapvida Participacoes e Investimentos SA (a)(b)	9,800,102	7,372,747
Indraprastha Medical Corp. Ltd.	22,405	105,765
Kovai Medical Center & Hospital Ltd.	1,513	97,367
Max Healthcare Institute Ltd.	284,300	2,924,728
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	13,681
Shalby Ltd.	6,366	20,639
Sinopharm Group Co. Ltd. (H Shares)	567,200	1,322,385
		27,769,147
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co. Ltd. (a)(b)	45,696	33,482,680
WuXi AppTec Co. Ltd.	1,186,900	6,558,226
WuXi AppTec Co. Ltd. (H Shares) (b)	712,500	3,134,057
		43,174,963
Pharmaceuticals - 1.0%
Ajanta Pharma Ltd.	9,077	351,186
Alembic Pharmaceuticals Ltd.	35,313	446,114
Alkem Laboratories Ltd.	29,508	2,171,822
Aspen Pharmacare Holdings Ltd.	389,884	5,248,167
Aurobindo Pharma Ltd.	541,561	10,138,079
Beijing Winsunny Pharmaceutical Co. Ltd.	227,849	476,536
Caplin Point Laboratories Ltd.	9,455	214,848
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	354,284	930,834
China Resources Pharmaceutical Group Ltd. (b)	1,837,000	1,295,686
Cisen Pharmaceutical Co. Ltd.	130,600	240,360
Dr. Reddy's Laboratories Ltd.	34,233	2,869,298
GlaxoSmithKline Pharmaceuticals Ltd.	4,567	149,542
Glenmark Pharmaceuticals Ltd.	76,291	1,575,916
Hansoh Pharmaceutical Group Co. Ltd. (b)	10,539,744	26,978,544
Hypera SA (a)	355,412	1,799,778
JW Holdings Corp.	10,986	27,681
Lincoln Pharmaceuticals Ltd.	5,461	46,119
Lupin Ltd.	196,141	5,241,189
Mankind Pharma Ltd. (a)	226,438	6,719,403
Natco Pharma Ltd.	203,694	3,735,787
Richter Gedeon PLC	925,867	28,047,307
Strides Pharma Science Ltd.	91,771	1,466,902
Sun Pharmaceutical Industries Ltd.	369,198	8,022,300
Torrent Pharmaceuticals Ltd.	2,051	85,263
Zydus Lifesciences Ltd.	187,865	2,527,500
		110,806,161
TOTAL HEALTH CARE		207,440,128
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.6%
Bharat Electronics Ltd.	843,459	3,011,240
Embraer SA (a)	321,222	2,669,084
Hanwha Aerospace Co. Ltd. (c)	17,865	3,873,620
Hindustan Aeronautics Ltd.	511,558	28,556,878
Korea Aerospace Industries Ltd.	740,780	30,074,958
		68,185,780
Air Freight & Logistics - 0.1%
Dimerco Express Corp.	162,558	449,483
Hichain Logistics Co. Ltd.	111,700	217,863
Hyundai Glovis Co. Ltd.	51,918	4,347,624
Transport Corp. of India Ltd.	11,277	146,069
ZTO Express, Inc. sponsored ADR	267,253	5,729,904
		10,890,943
Building Products - 0.0%
LX Hausys Ltd.	1,397	42,929
PT Mulia Industrindo Tbk	3,789,084	87,770
Ras Al Khaimah Ceramics	119,643	74,922
Runner Xiamen Corp.	236,300	367,576
Xiamen Solex High-Tech Industries Co. Ltd.	68,600	163,597
		736,794
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	1,850,000	849,342
CMS Info Systems Ltd.	84,527	554,086
Doms Industries Ltd.	3,442	107,045
PT Jasuindo Tiga Perkasa Tbk	5,821,200	101,697
Tuhu Car, Inc. (b)	200,400	462,078
Valid Solucoes SA	67,900	274,084
		2,348,332
Construction & Engineering - 0.4%
Ahluwalia Contracts (India) Ltd.	9,149	140,277
Al Babtain Power & Telecommunication Co.	3,810	43,912
China Railway Group Ltd. (H Shares)	6,123,000	2,842,502
China State Construction International Holdings Ltd.	974,000	1,388,966
DL E&C Co. Ltd.	30,438	751,010
IJM Corp. Bhd	640,100	425,202
Indian Hume Pipe Co. Ltd.	8,095	51,876
ITD Cementation India Ltd.	516,384	3,415,150
Larsen & Toubro Ltd.	686,371	30,330,582
Ncc Ltd.	799,819	3,043,863
Orascom Construction PLC	1,460	7,806
Raubex Group Ltd.	18,954	52,358
Sinopec Engineering Group Co. Ltd. (H Shares)	574,738	393,585
Voltas Ltd.	126,400	2,628,942
Welspun Enterprises Ltd.	46,513	326,065
		45,842,096
Electrical Equipment - 0.6%
Bharat Heavy Electricals Ltd.	2,247,532	7,789,353
China High Speed Transmission Equipment Group Co. Ltd. (a)	378	51
Contemporary Amperex Technology Co. Ltd.	717,252	18,646,580
Contemporary Amperex Technology Co. Ltd. (A Shares)	82,700	2,149,973
CviLux Corp.	31,000	65,517
Dongfang Electric Corp. Ltd.:
(A Shares)	604,695	1,164,917
(H Shares)	355,200	411,328
DONGYANG E&P, Inc.	21,665	312,469
Elecon Engineering Co. Ltd.	50,144	371,706
Electrical Industries Co.	1,386,715	2,350,239
Fortune Electric Co. Ltd.	40,700	849,921
Havells India Ltd.	47,321	1,072,096
HD Hyundai Electric Co. Ltd.	11,073	2,529,254
Hengdian Group Tospo Lighting Co. Ltd.	105,000	155,780
ILJIN Holdings Co. Ltd.	8,073	23,420
KEI Industries Ltd.	84,206	4,630,200
Leedarson IoT Technology, Inc.	179,500	353,646
Middle East Specialized Cables Co. (a)	26,460	244,321
NARI Technology Co. Ltd.:
(A Shares)	2,106,892	7,315,401
(A Shares)	641,800	2,228,413
Sieyuan Electric Co. Ltd.:
(A Shares)	35,000	323,407
(A Shares)	435,996	4,028,693
Triveni Turbine Ltd.	167,479	1,438,659
Voltamp Transformers Ltd.	6,767	1,138,484
Weg SA	1,401,707	13,467,549
Zhongshan Broad-Ocean Motor Co. Ltd. (A Shares)	223,000	148,127
		73,209,504
Ground Transportation - 0.3%
ANE (Cayman), Inc. (a)	112,500	111,089
Full Truck Alliance Co. Ltd. ADR	106,266	770,429
Localiza Rent a Car SA	2,263,163	16,612,471
Localiza Rent a Car SA	11,550	83,203
PT Rmk Energy Tbk	2,594,800	101,576
Sebang Co. Ltd.	4,390	44,475
United International Transportation Co.	206,942	5,018,313
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,240,418	8,415,117
		31,156,673
Industrial Conglomerates - 0.3%
3M India Ltd.	727	309,268
AG Anadolu Grubu Holding A/S	193,080	1,871,468
AK Holdings, Inc.	1,601	16,160
Astra Industrial Group	27,108	1,235,268
Ayala Corp.	102,310	1,100,773
Bidvest Group Ltd./The	313,764	5,124,761
CITIC Pacific Ltd.	1,972,000	1,970,027
CITIC Resources Holdings Ltd.	590,000	27,995
CJ Corp.	20,073	1,679,416
GS Holdings Corp.	41,880	1,413,775
Jardine Matheson Holdings Ltd.	115,800	4,173,432
Koc Holding A/S	790,802	4,323,973
Kolon Corp.	4,187	47,647
LT Group, Inc.	385,900	70,137
Nava Ltd.	157,633	1,790,870
PT Astra International Tbk	6,580,900	2,171,633
Sime Darby Bhd	2,191,700	1,258,053
SK Square Co. Ltd. (a)	88,603	5,200,367
SM Investments Corp.	68,310	1,075,107
Thoresen Thai Agencies PCL NVDR	685,000	115,812
		34,975,942
Machinery - 0.9%
Action Construction Equipment Ltd.	3,239	49,876
Airtac International Group	138,022	3,730,519
Ashok Leyland Ltd.	2,537,397	7,761,859
Canny Elevator Co. Ltd. (A Shares)	157,100	119,862
CRRC Corp. Ltd. (A Shares)	4,050,200	4,078,331
Doosan Bobcat, Inc.	39,873	1,186,528
DY POWER Corp.	5,260	48,963
Force Motors Ltd.	4,858	482,665
Guangdong Lingxiao Pump Industry Co. Ltd.	92,000	229,522
Hangcha Group Co. Ltd. (A Shares)	659,540	1,636,119
Hd Hyundai Mipo (a)	145,870	11,244,512
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	1,736	248,432
HIWIN Technologies Corp.	2,040,515	13,792,654
Huaming Power Equipement Co. Ltd.	377,990	987,788
Kirloskar Brothers Ltd.	22,844	492,004
Nova Technology Corp.	11,000	52,568
NRB Bearings Ltd.	52,129	200,843
Sany Heavy Industry Co. Ltd.:
(A Shares)	447,700	1,017,794
(A Shares)	4,648,200	10,567,145
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	379,595	2,107,092
Shenzhen Inovance Technology Co. Ltd.:
(A Shares)	4,380,403	26,749,138
(A Shares)	422,200	2,578,184
Sinotruk Hong Kong Ltd.	4,811,285	12,031,606
Techtronic Industries Co. Ltd.	142,500	1,920,638
Tian Di Science & Technology Co. Ltd. (A Shares)	331,300	261,648
Weichai Power Co. Ltd.:
(A Shares)	120,702	220,611
(H Shares)	1,147,000	1,756,288
Yutong Bus Co. Ltd.	523,507	1,574,785
		107,127,974
Marine Transportation - 0.4%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	4,043,800	5,548,829
Danaos Corp. (d)	17,664	1,449,155
Evergreen Marine Corp. (Taiwan)	2,347,400	13,795,980
Orient Overseas International Ltd.	124,000	1,725,358
Pacific Basin Shipping Ltd.	36,363,000	10,025,962
Qatar Navigation QPSC	1,814	5,804
Wisdom Marine Lines Co. Ltd.	805,000	1,690,995
Yang Ming Marine Transport Corp.	3,283,000	6,621,302
		40,863,385
Passenger Airlines - 0.1%
Air Arabia PJSC	771,780	567,354
EVA Airways Corp.	2,420,000	2,675,136
InterGlobe Aviation Ltd. (a)(b)	76,789	4,424,058
Korean Air Lines Co. Ltd.	114,745	1,891,726
Turk Hava Yollari AO (a)	393,023	3,466,289
		13,024,563
Professional Services - 0.1%
Computer Age Management Services Private Ltd.	148,206	7,533,164
eClerx Services Ltd.	5,935	205,571
Headhunter Group PLC ADR (a)(c)	18,283	234,022
My E.G.Services Bhd	4,965,200	1,028,551
Saramin Co. Ltd.	3,640	45,722
WNS Holdings Ltd. (d)	34,653	2,051,458
		11,098,488
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL NVDR	1,601,270	59,795
BOC Aviation Ltd. Class A (b)	104,500	900,562
Engtex Group Bhd	396,725	57,390
Ferreycorp SAA	32,934	24,252
LX International Corp.	50,209	1,201,289
		2,243,288
Transportation Infrastructure - 0.2%
Adani Ports & Special Economic Zone Ltd.	106,469	1,881,987
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	311,369	5,514,105
International Container Terminal Services, Inc.	1,490,000	10,498,444
TAV Havalimanlari Holding A/S (a)	269,853	1,979,228
Westports Holdings Bhd	85,800	84,400
		19,958,164
TOTAL INDUSTRIALS		461,661,926
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 0.2%
Accton Technology Corp.	1,234,942	19,649,062
Gemtek Technology Corp.	25,000	33,053
ZTE Corp. (H Shares)	895,200	1,804,681
Zyxel Group Corp.	215,000	255,919
		21,742,715
Electronic Equipment, Instruments & Components - 1.7%
Asia Optical Co., Inc.	73,000	279,335
AVer Information, Inc.	16,000	24,430
Beijing SDL Technology Co. Ltd. (A Shares)	292,700	222,495
BH Co. Ltd.	73,471	1,310,148
Daeduck Electronics Co. Ltd.	4,988	23,160
Delta Electronics, Inc.	1,594,047	19,857,740
E Ink Holdings, Inc.	1,658,000	15,829,928
Elite Material Co. Ltd.	199,000	2,902,622
FIH Mobile Ltd. (a)	1,516,000	159,419
General Interface Solution Holding Ltd. (a)	90,000	173,412
Genius Electronic Optical Co. Ltd.	57,000	1,006,780
GoerTek, Inc. (A Shares)	545,900	1,635,217
Gold Circuit Electronics Ltd.	240,000	1,586,042
HannStar Board Corp.	494,000	822,591
Hitevision Co. Ltd. (A Shares)	43,200	130,744
Hon Hai Precision Industry Co. Ltd. (Foxconn)	14,521,012	83,763,155
Honeywell Automation India Ltd.	152	92,411
LG Innotek Co. Ltd.	17,480	3,633,308
Lotes Co. Ltd.	113,000	5,413,172
Primax Electronics Ltd.	320,917	901,011
Samsung Electro-Mechanics Co. Ltd.	113,800	12,150,284
Samsung SDI Co. Ltd.	40,261	10,656,235
Shenzhen Laibao Hi-Tech Co. Ltd. (A Shares)	702,500	831,220
Simplo Technology Co. Ltd.	87,000	1,010,798
Sirtec International Co. Ltd.	1,000	1,121
Speed Tech Corp.	57,000	89,192
Synnex Technology International Corp.	493,000	1,109,107
Taiflex Scientific Co. Ltd.	110,874	237,874
Taiwan Surface Mounting Technology Co. Ltd.	176,000	644,103
Unimicron Technology Corp.	1,056,335	5,416,677
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	667,100	1,492,114
Ventec International Group Co. Ltd.	36,000	81,501
WebLink International, Inc.	39,000	69,393
WiSoL Co. Ltd.	4,733	23,073
Yageo Corp.	1,414,700	29,098,814
Zhen Ding Technology Holding Ltd.	326,000	1,379,858
		204,058,484
IT Services - 1.6%
Arabian Internet and Communications Services Co. Ltd.	17,451	1,349,539
Cigniti Technologies Ltd.	8,075	132,907
Coforge Ltd.	81,952	6,201,558
Elm Co.	22,936	6,125,475
FPT Corp.	1,591,680	8,627,027
Gabia, Inc.	5,261	54,086
Globant SA (a)(d)	77,759	15,725,980
HCL Technologies Ltd.	1,382,554	28,913,494
Infosys Ltd.	1,066,475	24,770,736
Infosys Ltd. sponsored ADR (d)	407,054	9,476,217
Saksoft Ltd.	28,035	97,647
Tata Consultancy Services Ltd.	1,450,343	78,779,739
Zensar Technologies Ltd.	170,146	1,558,479
		181,812,884
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Analog Technology, Inc.	33,000	81,778
Alchip Technologies Ltd.	187,758	15,617,521
Anpec Electronics Corp.	96,000	547,085
ASE Technology Holding Co. Ltd.	2,293,691	10,998,440
ASMedia Technology, Inc.	19,000	1,055,415
ASML Holding NV (Netherlands)	2,278	2,054,378
ChipMOS TECHNOLOGIES, Inc.	84,000	100,334
eGalax_eMPIA Technology, Inc.	293,826	453,277
Elan Microelectronics Corp.	191,000	878,225
eMemory Technology, Inc.	28,000	2,309,928
Everlight Electronics Co. Ltd.	73,000	180,148
FocalTech Systems Co. Ltd.	195,000	495,393
Foxsemicon Integrated Technology, Inc.	43,000	472,159
Generalplus Technology, Inc.	41,000	71,409
Gudeng Precision Industrial Co. Ltd.	57,000	974,670
Himax Technologies, Inc. sponsored ADR	54,901	324,465
ITE Tech, Inc.	193,000	876,141
Jentech Precision Industrial Co. Ltd.	28,000	1,187,434
KC Tech Co. Ltd.	2,576	68,278
Keystone Microtech Corp.	22,000	273,364
Lx Semicon Co. Ltd.	4,046	207,220
Macroblock, Inc.	39,000	102,896
MediaTek, Inc.	1,934,653	75,040,828
MPI Corp.	46,000	1,105,703
Niko Semiconductor Co. Ltd.	52,440	82,164
Novatek Microelectronics Corp.	513,000	8,658,116
Nuvoton Technology Corp.	60,000	167,764
Parade Technologies Ltd.	3,000	75,581
Phison Electronics Corp.	86,000	1,435,683
PixArt Imaging, Inc.	175,000	1,135,418
Powertech Technology, Inc.	265,000	1,207,177
Radiant Opto-Electronics Corp.	880,000	5,431,536
Raydium Semiconductor Corp.	128,572	1,430,144
Realtek Semiconductor Corp.	464,000	7,765,303
Silicon Motion Tech Corp. sponsored ADR	50,086	3,183,967
Sinopower Semiconductor, Inc.	16,000	51,370
Sitronix Technology Corp.	209,000	1,531,752
SK Hynix, Inc.	323,173	41,971,147
Sonix Technology Co. Ltd.	94,000	135,656
Sunplus Innovation Technology, Inc.	16,000	84,386
Sunplus Technology Co. Ltd.	515,000	506,611
Taiwan Semiconductor Manufacturing Co. Ltd.	22,289,702	659,400,270
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	161,667	27,758,224
UBright Optronics Corp.	33,000	72,127
United Microelectronics Corp.	1,419,000	2,464,181
Winbond Electronics Corp.	105,733	79,481
		880,104,547
Software - 0.0%
Asseco Poland SA	4,749	110,698
Aurionpro Solutions Ltd.	10,426	240,332
Birlasoft Ltd.	9,306	74,434
Genesis Technology, Inc.	24,833	60,544
Insyde Software Corp.	86,000	1,180,335
Intellect Design Arena Ltd.	4,010	47,497
KPIT Technologies Ltd.	172,862	3,742,714
Newgen Software Technologies Ltd.	11,314	150,408
Nucleus Software Exports Ltd.	28,080	468,971
Oracle Financial Services Software Ltd.	787	103,156
Text SA	1,756	35,311
Totvs SA	42,800	227,595
Weaver Network Technology Co. L (A Shares)	95,000	389,338
		6,831,333
Technology Hardware, Storage & Peripherals - 3.1%
Acer, Inc.	1,543,000	2,114,582
Advantech Co. Ltd.	115,000	1,256,917
Asia Vital Components Co. Ltd.	260,760	4,931,840
ASUSTeK Computer, Inc.	715,000	11,983,059
Axiomtek Co. Ltd.	43,973	124,086
Chicony Electronics Co. Ltd.	446,000	2,259,526
Compal Electronics, Inc.	2,979,000	3,096,976
Darfon Electronics Corp.	34,000	56,526
Ennoconn Corp.	44,000	408,957
Getac Holdings Corp.	127,000	448,610
Lenovo Group Ltd.	10,301,509	12,669,147
Micro-Star International Co. Ltd.	119,000	683,289
Pegatron Corp.	1,886,000	6,051,690
Quanta Computer, Inc.	324,000	2,719,874
Samsung Electronics Co. Ltd.	5,306,536	294,792,126
Shandong New Beiyang Information Technology Co. Ltd. (A Shares)	290,800	223,921
Wistron Corp.	770,000	2,450,975
Wiwynn Corp.	65,000	3,875,275
Xiaomi Corp. Class B (a)(b)	3,214,951	7,926,197
		358,073,573
TOTAL INFORMATION TECHNOLOGY		1,652,623,536
MATERIALS - 2.4%
Chemicals - 0.3%
Abou Kir Fertilizers & Chemical Industries	68,315	81,495
Aeci Ltd.	18,422	109,527
Akzo Nobel India Ltd.	2,484	102,671
Andhra Sugars Ltd.	60,735	83,385
Asian Paints Ltd.	111,486	4,158,101
Chambal Fertilizers & Chemicals Ltd.	151,114	937,669
China BlueChemical Ltd. (H Shares)	151,629	37,723
Fine Organic Industries Ltd.	2,845	181,368
Fufeng Group Ltd.	703,992	396,333
GHCL Ltd.	19,449	161,965
Grauer & Weil (INDIA) Ltd.	64,946	80,343
LG Chemical Ltd.	2,717	653,110
Mayur Uniquoters Ltd.	19,066	139,945
NOROO Paint & Coatings Co. Ltd.	7,263	49,417
Oci Holdings Co. Ltd.	20,447	1,090,022
PhosAgro PJSC (a)(c)	18,583	1,174
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	1	0
sponsored GDR (Reg. S) (a)(c)	359	7
Sabic Agriculture-Nutrients Co.	28,403	881,018
Sasol Ltd.	347,675	2,669,620
Satellite Chemical Co. Ltd.:
(A Shares)	1,726,340	3,985,500
(A Shares)	201,100	464,268
Saudi Basic Industries Corp.	74,185	1,478,718
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	1,626,600	3,578,600
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	73,141	2,837,871
Solar Industries India Ltd.	70,006	8,959,198
Taekwang Industrial Co. Ltd.	155	68,375
Tamilnadu Petroproducts Ltd.	29,740	35,198
Unid Co. Ltd.	1,340	80,452
Unipar Carbocloro SA	4,345	36,535
Wanhua Chemical Group Co. Ltd.:
(A Shares)	525,100	5,405,958
(A Shares)	98,500	1,014,068
		39,759,634
Construction Materials - 0.2%
Anhui Conch Cement Co. Ltd.:
(A Shares)	211,300	623,403
(H Shares)	352,500	763,061
Asia Cement (China) Holdings Corp.	23,814	6,474
CEMEX S.A.B. de CV sponsored ADR	1,326,962	8,134,277
IFGL Refractories Ltd.	4,425	33,778
JK Cement Ltd.	196,152	10,420,963
NCL Industries Ltd.	21,490	57,332
Qatar National Cement Co. QSC	18,192	17,787
Ultratech Cement Ltd.	39,364	5,306,710
		25,363,785
Containers & Packaging - 0.0%
Huhtamaki India Ltd.	6,945	33,737
Klabin SA unit	548,154	2,099,849
Time Technoplast Ltd.	50,359	240,577
		2,374,163
Metals & Mining - 1.8%
African Rainbow Minerals Ltd.	647,691	6,321,152
AngloGold Ashanti PLC (d)	513,139	15,224,834
Ann Joo Resources Bhd (a)	500	110
Antofagasta PLC	772,922	18,809,404
Barrick Gold Corp.	1,334,939	26,952,418
China Hongqiao Group Ltd.	712,000	976,994
China Zhongwang Holdings Ltd. (a)(c)	350,800	0
Endeavour Mining PLC	50,295	1,060,276
First Quantum Minerals Ltd.	138,068	1,738,592
Gerdau SA sponsored ADR ADR	7,505,581	24,468,194
Godawari Power & Ispat Ltd.	8,450	95,718
Gold Fields Ltd.	362,714	5,028,045
Grupo Mexico SA de CV Series B	3,761,413	19,248,014
Harmony Gold Mining Co. Ltd. sponsored ADR	78,718	761,203
Hindalco Industries Ltd.	467,225	3,908,729
Impala Platinum Holdings Ltd.	4,529,913	19,509,312
Indian Metals & Ferro Alloys Ltd.	6,075	48,471
Ivanhoe Mines Ltd. (a)	108,997	1,453,401
Jiangxi Copper Co. Ltd. (H Shares)	899,000	1,517,202
Jindal Saw Ltd.	126,837	1,029,780
Jindal Steel & Power Ltd.	194,000	2,245,573
Kumba Iron Ore Ltd. (d)	72,256	1,430,226
Maharashtra Seamless Ltd.	12,931	103,636
Northam Platinum Holdings Ltd.	384,536	2,273,947
Novolipetsk Steel OJSC (a)(c)	355,140	3,500
Novolipetsk Steel OJSC GDR (Reg. S) (a)(c)	56,576	113,152
Polyus PJSC (a)(c)	2,468	5,957
Poongsan Corp.	1,786	36,722
Poongsan Corp.	37,976	1,828,568
Prakash Industries Ltd. (a)	137,765	363,314
Southern Copper Corp. (d)	3,044	309,636
Tata Steel Ltd.	1,406,097	2,562,121
Teck Resources Ltd. Class B	28,072	1,344,649
Ternium SA sponsored ADR	64,271	2,164,005
Vale SA sponsored ADR	1,826,962	19,219,640
Vedanta Ltd.	339,504	1,897,067
Zamil Industrial Investment Co. (a)	43,413	320,455
Zhaojin Mining Industry Co. Ltd. (H Shares)	533,500	877,103
Zijin Mining Group Co. Ltd. (H Shares)	10,161,945	20,616,324
		205,867,444
Paper & Forest Products - 0.1%
Arctic Paper SA (d)	5,894	30,947
Asia Paper Manufacturing Co. Ltd.	6,845	39,356
Evergreen Fibreboard Bhd (a)	265,100	20,862
Hansol Paper Co. Ltd.	6,539	47,913
Sappi Ltd.	123,207	313,879
Satia Industries Ltd.	16,104	23,214
Seshasayee Paper & Boards Ltd.	7,875	32,995
Suzano SA	496,373	4,843,995
West Coast Paper Mills Ltd.	21,425	155,829
		5,508,990
TOTAL MATERIALS		278,874,016
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Arabian Centres Co. Ltd. (b)	183,016	1,120,745
Ayala Land, Inc.	32,467,593	20,382,103
China World Trade Center Co. Ltd. (A Shares)	354,800	1,076,296
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	249,636	6,869,983
Deyaar Development PJSC	363,388	68,960
Emaar Development PJSC	4,256,684	9,746,848
Emaar Properties PJSC	7,357,654	16,907,470
KE Holdings, Inc. ADR	407,289	6,044,169
Mah Sing Group Bhd	644,600	243,189
Matrix Concepts Holdings Bhd	85,100	37,227
NEPI Rockcastle PLC	28,807	233,041
NESCO Ltd.	11,247	126,791
Oberoi Realty Ltd.	37,040	783,060
Retal Urban Development Co.	122,635	434,644
SP Setia Bhd	1,482,000	377,317
		64,451,843
UTILITIES - 0.7%
Electric Utilities - 0.3%
Centrais Eletricas Brasileiras SA (Electrobras)	713,657	5,286,630
CESC Ltd. GDR	333,886	772,795
Equatorial Energia SA	730,959	4,435,596
Equatorial Energia SA rights 9/20/24 (a)	48,153	16,233
Neoenergia SA	62,300	219,975
Power Grid Corp. of India Ltd.	3,287,366	13,230,241
Saudi Electricity Co.	769,687	3,597,588
Tenaga Nasional Bhd	519,600	1,760,663
Torrent Power Ltd.	11,820	245,818
		29,565,539
Gas Utilities - 0.2%
Daesung Holdings Co. Ltd.	3,363	20,317
ENN Energy Holdings Ltd.	314,527	2,053,069
GAIL India Ltd.	4,055,886	11,499,297
Indraprastha Gas Ltd.	317,731	2,095,088
Kunlun Energy Co. Ltd.	866,000	867,355
Mahanagar Gas Ltd.	54,966	1,174,981
PT Perusahaan Gas Negara Tbk Series B	19,847,000	1,977,637
		19,687,744
Independent Power and Renewable Electricity Producers - 0.2%
Gujarat Industries Power Co. Ltd.	75,470	218,538
NHPC Ltd.	4,760,407	5,457,987
NTPC Ltd.	3,470,920	17,231,430
		22,907,955
Multi-Utilities - 0.0%
YTL Corp. Bhd	3,531,400	2,370,341
YTL Power International Bhd	2,865,100	2,572,986
		4,943,327
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais - COPASA	429,900	1,809,318
VA Tech Wabag Ltd. (a)	10,696	162,357
		1,971,675
TOTAL UTILITIES		79,076,240
TOTAL COMMON STOCKS (Cost $4,682,106,567)		6,134,929,897

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,546,400	10,802,397
FINANCIALS - 0.4%
Banks - 0.4%
Banco ABC Brasil SA Series A	8,369	34,525
Banco Bradesco SA (PN)	1,615,375	4,482,734
Banco do Estado Rio Grande do Sul SA Class B	11,000	24,514
Banco Santander SA (Brasil) ADR	56,319	315,386
Itau Unibanco Holding SA	4,094,859	26,664,773
Itausa SA	5,843,658	11,363,921
Sberbank of Russia (a)(c)	145,250	924
Sberbank of Russia (Russia) (a)(c)	128,031	814
		42,887,591
INDUSTRIALS - 0.0%
Machinery - 0.0%
Marcopolo SA (PN)	1,403,920	1,830,891
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	495,348	22,221,717
MATERIALS - 0.1%
Metals & Mining - 0.1%
Bradespar SA (PN)	787,000	2,718,777
Gerdau SA	2,395,110	7,776,952
Metalurgica Gerdau SA (PN)	939,300	1,748,287
		12,244,016
Paper & Forest Products - 0.0%
Eucatex Sa Industria e Comercio (a)	9,400	26,102
TOTAL MATERIALS		12,270,118
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,257,004	6,720,953
Water Utilities - 0.0%
Cia de Saneamento do Parana	546,776	567,542
TOTAL UTILITIES		7,288,495
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $81,087,406)		97,301,209

Equity Funds - 38.6%
	Shares	Value ($)
Diversified Emerging Markets Funds - 38.6%
abrdn Emerging Markets Fund Institutional Service Class	11,297,706	157,377,043
Artisan Developing World Fund Investor Shares (a)	4,589,539	90,505,716
Brandes Emerging Markets Value Fund Class A	13,439,188	115,039,450
Fidelity Advisor Emerging Markets Fund Class Z (e)	20,751,700	816,579,405
Fidelity SAI Emerging Markets Index Fund (e)	35,612,307	502,845,779
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	57,804,923	686,722,485
Fidelity SAI Emerging Markets Value Index Fund (e)	97,842,844	1,366,864,530
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	15,511,081	368,077,959
Invesco Developing Markets Fund Class R6	4,766,352	190,844,740
iShares China Large-Cap ETF (d)	575,894	15,238,155
iShares ESG Aware MSCI EM ETF	209,609	7,189,589
iShares MSCI China ETF (d)	2,137,525	89,412,671
iShares MSCI South Korea Index ETF (d)	511,975	33,534,363
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	16,741,692
Xtrackers Harvest CSI 300 China ETF A Shares (d)	571,674	13,440,056

TOTAL EQUITY FUNDS (Cost $3,918,766,162)		4,470,413,633

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $1,054)	13	1,173

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.02% to 5.31% 9/12/24 to 11/29/24 (g) (Cost $23,664,114)	23,840,000	23,672,386

Money Market Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	100,051,201	100,071,211
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	183,597,010	183,615,370
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (j)	774,403,476	774,403,476
TOTAL MONEY MARKET FUNDS (Cost $1,058,090,057)		1,058,090,057

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $9,763,715,360)	11,784,408,355
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(185,870,897)
NET ASSETS - 100.0%	11,598,537,458

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	13,874	Sep 2024	763,070,000	9,567,144	9,567,144

The notional amount of futures purchased as a percentage of Net Assets is 6.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,798,378 or 2.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,292,015.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	99,422,186	477,826,425	477,176,716	2,727,573	(684)	-	100,071,211	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	141,990,191	515,466,079	473,840,900	458,878	-	-	183,615,370	0.8%
Total	241,412,377	993,292,504	951,017,616	3,186,451	(684)	-	283,686,581

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	670,097,368	93,000,000	-	-	-	53,482,037	816,579,405
Fidelity SAI Emerging Markets Index Fund	460,823,257	-	-	-	-	42,022,522	502,845,779
Fidelity SAI Emerging Markets Low Volatility Index Fund	782,149,971	-	140,000,000	-	91,350	44,481,164	686,722,485
Fidelity SAI Emerging Markets Value Index Fund	1,086,277,967	126,004,027	-	-	-	154,582,536	1,366,864,530
Fidelity SAI Inflation-Focused Fund	1,157	-	-	-	-	16	1,173
	2,999,349,720	219,004,027	140,000,000	-	91,350	294,568,275	3,373,013,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	560,398,429	159,972,015	398,705,254	1,721,160
Consumer Discretionary	831,144,206	569,089,904	260,592,701	1,461,601
Consumer Staples	280,924,274	270,769,685	10,154,589	-
Energy	332,074,803	321,700,356	6,708,510	3,665,937
Financials	1,439,950,484	1,139,468,552	300,436,837	45,095
Health Care	207,440,128	204,570,830	2,869,298	-
Industrials	463,492,817	415,661,100	43,724,075	4,107,642
Information Technology	1,674,845,253	600,217,323	1,074,627,930	-
Materials	291,144,134	263,813,367	27,206,977	123,790
Real Estate	64,451,843	64,451,843	-	-
Utilities	86,364,735	86,364,735	-	-

Equity Funds	4,470,413,633	4,470,413,633	-	-

Other	1,173	1,173	-	-

Other Short-Term Investments	23,672,386	-	23,672,386	-

Money Market Funds	1,058,090,057	1,058,090,057	-	-
Total Investments in Securities:	11,784,408,355	9,624,584,573	2,148,698,557	11,125,225
Derivative Instruments: Assets
Futures Contracts	9,567,144	9,567,144	-	-
Total Assets	9,567,144	9,567,144	-	-
Total Derivative Instruments:	9,567,144	9,567,144	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,567,144	0
Total Equity Risk	9,567,144	0
Total Value of Derivatives	9,567,144	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $179,308,887) - See accompanying schedule:
Unaffiliated issuers (cost $6,627,372,311)	$8,127,708,405
Fidelity Central Funds (cost $283,686,581)	283,686,581
Other affiliated issuers (cost $2,852,656,468)	3,373,013,369

Total Investment in Securities (cost $9,763,715,360)		$11,784,408,355
Cash		801,176
Foreign currency held at value (cost $10,476,688)		10,480,659
Receivable for investments sold		27,008,226
Receivable for fund shares sold		14,908,511
Dividends receivable		7,163,593
Interest receivable		2,704,569
Distributions receivable from Fidelity Central Funds		558,902
Receivable for daily variation margin on futures contracts		1,094,508
Prepaid expenses		12,806
Other receivables		567,394
Total assets		11,849,708,699
Liabilities
Payable for investments purchased	$13,535,438
Payable for fund shares redeemed	5,969,073
Accrued management fee	2,345,030
Deferred taxes	44,798,360
Other payables and accrued expenses	958,539
Collateral on securities loaned	183,564,801
Total liabilities		251,171,241
Net Assets		$11,598,537,458
Net Assets consist of:
Paid in capital		$10,452,405,943
Total accumulated earnings (loss)		1,146,131,515
Net Assets		$11,598,537,458
Net Asset Value, offering price and redemption price per share ($11,598,537,458 ÷ 1,012,953,536 shares)		$11.45
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$122,231,951
Interest		9,368,063
Income from Fidelity Central Funds (including $458,878 from security lending)		3,186,451
Income before foreign taxes withheld		$134,786,465
Less foreign taxes withheld		(13,241,270)
Total income		121,545,195
Expenses
Management fee	$27,054,289
Custodian fees and expenses	993,646
Independent trustees' fees and expenses	26,621
Registration fees	218,166
Audit fees	86,915
Legal	9,371
Miscellaneous	57,810
Total expenses before reductions	28,446,818
Expense reductions	(13,305,510)
Total expenses after reductions		15,141,308
Net Investment income (loss)		106,403,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,521,267)	(68,446,091)
Fidelity Central Funds	(684)
Other affiliated issuers	91,350
Foreign currency transactions	(2,959,210)
Futures contracts	18,198,642
Total net realized gain (loss)		(53,115,993)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $23,433,241)	541,499,346
Affiliated issuers	294,568,275
Assets and liabilities in foreign currencies	23,716
Futures contracts	5,190,203
Total change in net unrealized appreciation (depreciation)		841,281,540
Net gain (loss)		788,165,547
Net increase (decrease) in net assets resulting from operations		$894,569,434
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,403,887	$192,215,418
Net realized gain (loss)	(53,115,993)	(239,181,912)
Change in net unrealized appreciation (depreciation)	841,281,540	836,754,456
Net increase (decrease) in net assets resulting from operations	894,569,434	789,787,962
Distributions to shareholders	(37,144,227)	(198,522,826)

Share transactions
Proceeds from sales of shares	2,174,304,918	2,835,719,145
Reinvestment of distributions	36,826,090	160,477,096
Cost of shares redeemed	(902,002,434)	(1,633,787,242)

Net increase (decrease) in net assets resulting from share transactions	1,309,128,574	1,362,408,999
Total increase (decrease) in net assets	2,166,553,781	1,953,674,135

Net Assets
Beginning of period	9,431,983,677	7,478,309,542
End of period	$11,598,537,458	$9,431,983,677

Other Information
Shares
Sold	195,145,801	276,805,646
Issued in reinvestment of distributions	3,406,669	15,415,667
Redeemed	(81,282,594)	(162,294,676)
Net increase (decrease)	117,269,876	129,926,637

Financial Highlights
Strategic Advisers® Emerging Markets Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$9.77	$11.84	$13.88	$10.20	$10.23
Income from Investment Operations
Net investment income (loss) B,C	.11	.26	.26	.24	.15	.23 D
Net realized and unrealized gain (loss)	.85	.77	(2.08)	(1.90)	3.66	(.03)
Total from investment operations	.96	1.03	(1.82)	(1.66)	3.81	.20
Distributions from net investment income	(.04)	(.27)	(.25)	(.25)	(.13)	(.23)
Distributions from net realized gain	-	-	-	(.13)	-	-
Total distributions	(.04)	(.27)	(.25)	(.38)	(.13)	(.23)
Net asset value, end of period	$11.45	$10.53	$9.77	$11.84	$13.88	$10.20
Total Return E,F	9.14%	10.55%	(15.33)%	(12.12)%	37.42%	1.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.54% I	.56%	.57%	.58%	.59%	.64%
Expenses net of fee waivers, if any	.29 % I	.30%	.32%	.33%	.34%	.39%
Expenses net of all reductions	.29% I	.30%	.32%	.33%	.34%	.39%
Net investment income (loss)	2.03% I	2.55%	2.59%	1.78%	1.28%	2.20% D
Supplemental Data
Net assets, end of period (000 omitted)	$11,598,537	$9,431,984	$7,478,310	$9,757,932	$9,214,231	$4,818,245
Portfolio turnover rate J	39 % I	40%	39%	31%	43%	39%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.87%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR). The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Emerging Markets Fund	$62,304

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,282,388,893
Gross unrealized depreciation	(397,366,361)
Net unrealized appreciation (depreciation)	$1,885,022,532
Tax cost	$9,908,952,967

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(368,680,308)
Long-term	(365,035,899)
Total capital loss carryforward	$(733,716,207)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Emerging Markets Fund	2,752,372,405	1,956,008,240
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors, Schroder Investment Management North America, Inc. and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC and Geode Capital Management, LLC (Geode) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective March 7, 2024, the Fund's sub-subadvisory agreement with FIL Investment Advisors (FIA) and FIL Investment Advisors (UK) Limited (FIA(UK)) was amended. Pursuant to the sub-subadvisory agreement, FIA may receive from the sub-subadviser investment research and advice on issuers outside the United States (non-discretionary services) and FIA may grant the sub-subadviser investment management authority and the authority to buy and sell securities if FIA believes it would be beneficial to the Fund (discretionary services). FIA, not the Fund, pays FIA(UK). For providing non-discretionary services, FIA pays FIA(UK) a fee equal to 110% of FIA(UK)'s costs incurred in connection with providing such services. For providing discretionary services, FIA pays FIA(UK) a fee equal to a percentage of the Fund's monthly average net assets managed by FIA(UK) on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIA(UK) on behalf of FIA pursuant to sub-advisory arrangements less any assets managed by FIA(UK) on behalf of FIA on which a reduction is applicable to the fee paid to FIA(UK) (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule. FIA(UK)'s fee will not exceed 50% of the fee that FIA receives from Strategic Advisers for services provided on behalf of the Fund.

Average Group Assets	Annualized Fee Rate
from $0 - $500 million	.32%
$500 million - $1 billion	.27%
Over $1 billion	.24%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Emerging Markets Fund	1,488

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Strategic Advisers Emerging Markets Fund	6,407,307	8,108,375	(751,696)
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Strategic Advisers Emerging Markets Fund	8,265
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Emerging Markets Fund	50,128	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $13,113,064. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $184,108.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,338.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Emerging Markets Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	20%
Fidelity SAI Emerging Markets Value Index Fund	24%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 3
To approve sub-advisory agreements among Strategic Advisers, Fidelity Diversifying Solutions LLC (FDS), and the trust, and sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	9,526,754,988.79	93.12
Against	317,996,352.24	3.11
Abstain	385,510,163.94	3.77
TOTAL	10,230,261,504.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of New and Amended Sub-Advisory Agreements and New Sub-Subadvisory Agreements
Strategic Advisers Emerging Markets Fund

In March 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Fidelity Diversifying Solutions LLC (FDS or the New Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement), and (ii) new sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the New Sub-Subadvisers) with respect to the fund (New Sub-Subadvisory Agreements and together with the New Sub-Advisory Agreements, the New Agreements). The Board also approved changes to the fee schedule in the existing sub-subadvisory agreement between FIA and FIA (UK) for the fund. The Board noted that FIA, and not the fund, compensates FIA (UK) under the terms of the existing sub-subadvisory agreement, and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the changes will not impact the fees paid under the existing sub-advisory agreement with FIA. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In considering whether to approve each New Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each New Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided. The Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Adviser and the New Sub-Subadvisers to other Strategic Advisers funds with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the other Strategic Advisers funds will also provide services to the fund. The Board also took into consideration additional information regarding the new investment mandates provided by Strategic Advisers and the New Sub-Adviser.
Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the New Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance. With respect to the New Sub-Advisory Agreement, the Board considered the investment philosophy, investment process and portfolio characteristics for the investment mandate. Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the New Agreements should benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the New Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser.
The Board noted that the New Agreements will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board noted that the approval of the New Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to FDS at this time. The Board considered the hypothetical impact on the fund's management fee rate if Strategic Advisers were to allocate assets to FDS in the future.
With respect to the New Sub-Subadvisory Agreements, the Board considered that FDS, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not result impact the fees paid under the New FDS Sub-Advisory Agreement.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the New Agreements were negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the New Agreements.
Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the New Agreements will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the New Sub-Subadvisory Agreements because the fund will not bear any additional management fees or expenses under each New Sub-Subadvisory Agreement.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each New Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each New Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each New Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.918361.114
SAE-SANN-1024
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Fidelity® International Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 39.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	1,770,297	68,360,177
Deutsche Telekom AG	3,413,407	97,121,727
HKT Trust/HKT Ltd. unit	23,609,130	30,004,165
		195,486,069
Entertainment - 0.2%
Capcom Co. Ltd.	1,887,360	40,964,452
Nintendo Co. Ltd.	281,400	15,303,722
Sea Ltd. ADR Class A (b)	226,740	17,756,009
Universal Music Group NV	510,904	13,367,065
		87,391,248
Interactive Media & Services - 0.2%
CAR Group Ltd.	894,466	22,921,175
LY Corp.	21,010,860	57,580,343
		80,501,518
Media - 0.3%
Publicis Groupe SA	282,970	31,098,083
Vivendi SA	2,969,400	33,299,692
WPP PLC	4,733,982	45,346,569
		109,744,344
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp.	1,022,940	59,389,517
TOTAL COMMUNICATION SERVICES		532,512,696
CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.4%
DENSO Corp.	10,047,710	155,979,724
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	253,900	23,562,963
Isuzu Motors Ltd.	3,720,910	55,881,099
Mercedes-Benz Group AG (Germany)	503,150	34,679,657
Subaru Corp.	3,139,580	60,218,985
Suzuki Motor Corp.	4,717,100	54,644,017
Toyota Motor Corp.	1,115,301	21,294,370
		250,281,091
Broadline Retail - 0.2%
B&M European Value Retail SA	1,276,100	7,457,764
Pan Pacific International Holdings Ltd.	1,207,320	30,622,769
Prosus NV	1,707,310	63,285,843
		101,366,376
Hotels, Restaurants & Leisure - 0.8%
Accor SA	879,200	36,999,003
Aristocrat Leisure Ltd.	1,728,190	63,995,677
Compass Group PLC	3,894,437	123,084,843
Evolution AB (a)	265,260	27,573,952
Flutter Entertainment PLC (b)	53,400	11,361,096
InterContinental Hotel Group PLC	639,876	63,732,079
		326,746,650
Household Durables - 0.5%
Barratt Developments PLC	10,726,504	71,449,861
Berkeley Group Holdings PLC	375,737	24,702,910
Sony Group Corp.	963,830	93,871,419
		190,024,190
Leisure Products - 0.0%
Games Workshop Group PLC	119,920	16,473,552
Specialty Retail - 0.2%
Fast Retailing Co. Ltd.	147,900	47,195,670
Industria de Diseno Textil SA	346,130	18,751,787
JD Sports Fashion PLC	17,890,230	32,411,682
		98,359,139
Textiles, Apparel & Luxury Goods - 0.9%
Compagnie Financiere Richemont SA Series A	820,299	129,528,155
Hermes International SCA	20,762	49,779,233
LVMH Moet Hennessy Louis Vuitton SE	262,012	195,019,919
		374,327,307
TOTAL CONSUMER DISCRETIONARY		1,513,558,029
CONSUMER STAPLES - 2.1%
Beverages - 0.3%
Davide Campari Milano NV (c)	3,526,886	32,530,083
Diageo PLC	1,983,179	64,396,484
Treasury Wine Estates Ltd.	4,996,730	38,656,680
		135,583,247
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. (multi-vtg.)	610,500	34,850,121
Tesco PLC	5,752,600	26,820,637
		61,670,758
Food Products - 0.5%
Ajinomoto Co., Inc.	1,765,570	67,596,247
Danone SA	1,219,170	84,716,438
Nestle SA (Reg. S)	518,689	55,624,285
Nissin Food Holdings Co. Ltd.	261,930	6,824,621
		214,761,591
Household Products - 0.0%
Reckitt Benckiser Group PLC	290,150	16,692,790
Personal Care Products - 1.0%
Haleon PLC	6,532,091	32,900,518
Kao Corp.	472,210	21,160,521
L'Oreal SA	339,744	149,064,331
Rohto Pharmaceutical Co. Ltd.	590,700	14,045,237
Unilever PLC	3,335,362	216,219,072
		433,389,679
Tobacco - 0.1%
Imperial Brands PLC	1,400,037	40,184,862
TOTAL CONSUMER STAPLES		902,282,927
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Vallourec SA (b)	1,922,440	30,781,569
Oil, Gas & Consumable Fuels - 1.8%
ENEOS Holdings, Inc.	5,315,710	28,707,525
Eni SpA	3,379,400	54,993,765
Equinor ASA	1,449,837	38,902,865
INPEX Corp.	3,167,450	47,005,833
Paladin Energy Ltd. (Australia) (b)	4,397,699	29,140,743
Reliance Industries Ltd. GDR (a)	409,100	28,882,460
Santos Ltd.	4,822,077	23,509,424
Shell PLC:
ADR	2,585,800	185,298,428
(London)	4,355,492	154,330,596
rights (b)(d)	4,308,182	1,482,015
Thungela Resources Ltd.	147,000	955,623
TotalEnergies SE	1,637,258	112,629,969
Whitehaven Coal Ltd.	4,739,630	21,461,644
Woodside Energy Group Ltd. (c)	2,269,158	41,569,282
		768,870,172
TOTAL ENERGY		799,651,741
FINANCIALS - 9.9%
Banks - 4.6%
AIB Group PLC	3,309,980	19,922,449
Banco Bilbao Vizcaya Argentaria SA	2,146,440	22,802,465
Banco Santander SA (Spain)	34,581,643	171,957,822
Bank of Ireland Group PLC	4,209,199	48,250,040
Bankinter SA	2,509,605	22,181,842
Barclays PLC	5,289,090	15,991,976
BNP Paribas SA	2,043,760	141,362,009
BOC Hong Kong (Holdings) Ltd.	8,692,860	27,423,678
CaixaBank SA	20,962,969	126,263,117
Chiba Bank Ltd.	3,555,920	29,796,853
Commonwealth Bank of Australia	238,031	22,475,024
FinecoBank SpA	2,650,684	45,254,871
HDFC Bank Ltd. sponsored ADR	313,600	19,164,096
HSBC Holdings PLC (United Kingdom)	19,954,000	175,408,239
Intesa Sanpaolo SpA	2,750,000	11,493,301
KBC Group NV	1,414,460	109,979,691
Kyoto Financial Group, Inc.	854,040	13,494,989
Lloyds Banking Group PLC	215,086,468	166,161,330
Mediobanca SpA	3,191,500	53,923,709
Mitsubishi UFJ Financial Group, Inc.	8,235,200	86,883,221
Mizuho Financial Group, Inc.	3,618,150	75,134,430
Nordea Bank Abp	1,519,600	17,936,495
PT Bank Central Asia Tbk	94,494,900	63,129,074
Standard Chartered PLC (United Kingdom)	7,205,960	74,144,989
Sumitomo Mitsui Financial Group, Inc.	2,208,860	145,769,836
Unicaja Banco SA (a)	7,124,700	9,647,663
UniCredit SpA	3,322,928	138,117,937
United Overseas Bank Ltd.	4,067,123	97,832,860
		1,951,904,006
Capital Markets - 1.7%
3i Group PLC	2,551,629	107,180,309
Amundi SA (a)	449,340	33,775,630
Antin Infrastructure Partners SA	71,700	992,300
CVC Capital Partners PLC (a)	917,440	19,410,605
Deutsche Borse AG	278,600	62,635,258
Hong Kong Exchanges and Clearing Ltd.	937,400	28,603,094
JTC PLC (a)	1,098,500	15,667,288
London Stock Exchange Group PLC	1,009,208	136,225,521
Macquarie Group Ltd.	688,362	100,475,178
Partners Group Holding AG	41,110	59,049,832
S&P Global, Inc.	132,500	68,004,300
UBS Group AG	1,957,911	59,816,421
UBS Group AG (c)	623,587	19,181,536
		711,017,272
Financial Services - 0.7%
Adyen BV (a)(b)	11,785	17,392,348
EXOR NV	370,260	41,174,112
Investor AB (B Shares)	4,244,920	126,233,061
ORIX Corp.	3,354,330	83,611,591
Visa, Inc. Class A	163,200	45,103,584
		313,514,696
Insurance - 2.9%
AIA Group Ltd.	5,339,860	37,606,947
Allianz SE	588,785	182,909,756
ASR Nederland NV	432,870	21,173,382
AXA SA	4,736,150	180,253,773
Beazley PLC	2,258,300	22,243,690
Hannover Reuck SE	411,700	116,640,382
Hiscox Ltd.	484,998	7,496,876
Mandatum Holding OY	778,900	3,685,924
Marsh & McLennan Companies, Inc.	330,100	75,101,051
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	180,309	97,524,129
Prudential PLC	4,465,470	38,442,711
QBE Insurance Group Ltd.	1,821,270	19,464,753
Sampo Oyj (A Shares)	901,600	40,273,763
Steadfast Group Ltd.	7,905,370	34,619,351
Swiss Life Holding AG	40,340	32,554,838
Tokio Marine Holdings, Inc.	4,552,700	173,250,779
Zurich Insurance Group Ltd.	226,130	131,263,086
		1,214,505,191
TOTAL FINANCIALS		4,190,941,165
HEALTH CARE - 4.9%
Biotechnology - 0.2%
Argenx SE (b)	142,573	73,676,326
BioNTech SE ADR (b)	193,590	17,078,510
		90,754,836
Health Care Equipment & Supplies - 0.9%
Alcon, Inc. (Switzerland)	1,407,501	136,271,199
EssilorLuxottica SA	233,900	55,382,065
Hoya Corp.	652,520	91,925,914
Siemens Healthineers AG (a)	1,161,566	67,512,460
Terumo Corp.	2,400,050	44,154,419
		395,246,057
Health Care Providers & Services - 0.3%
Fresenius SE & Co. KGaA (b)	2,849,417	105,107,009
Life Sciences Tools & Services - 0.2%
Addlife AB	1,001,600	15,899,651
ICON PLC (b)	121,600	39,162,496
Thermo Fisher Scientific, Inc.	60,500	37,211,735
		92,273,882
Pharmaceuticals - 3.3%
AstraZeneca PLC (United Kingdom)	1,815,319	318,163,040
Bayer AG	279,600	8,633,155
Daiichi Sankyo Co. Ltd.	1,607,140	67,463,925
Eisai Co. Ltd.	992,850	41,672,781
Galderma Group AG	754,353	73,034,824
GSK PLC	5,151,208	112,191,101
Merck KGaA	455,355	88,513,995
Novo Nordisk A/S Series B	3,115,588	432,786,863
Recordati SpA	612,200	35,866,472
Roche Holding AG (participation certificate)	172,181	58,286,851
UCB SA	875,889	158,495,601
		1,395,108,608
TOTAL HEALTH CARE		2,078,490,392
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.4%
Airbus Group NV	115,900	17,803,921
BAE Systems PLC	8,600,463	154,634,520
Dassault Aviation SA	209,442	45,099,548
Rheinmetall AG	279,579	167,503,272
Rolls-Royce Holdings PLC (b)	8,978,820	58,868,709
Safran SA	618,652	135,568,845
		579,478,815
Air Freight & Logistics - 0.2%
DHL Group	2,215,008	96,143,750
Building Products - 0.3%
ASSA ABLOY AB (B Shares)	1,320,545	42,664,284
Kingspan Group PLC (Ireland)	871,436	75,810,557
		118,474,841
Electrical Equipment - 0.9%
ABB Ltd. (Reg.)	668,317	38,432,775
Fuji Electric Co. Ltd.	665,030	39,649,781
Legrand SA	308,960	34,604,610
Mitsubishi Electric Corp.	4,819,960	81,197,275
Prysmian SpA	1,431,935	100,353,384
Schneider Electric SA	304,600	77,703,499
Vestas Wind Systems A/S (b)	651,325	14,881,461
		386,822,785
Industrial Conglomerates - 1.1%
Hitachi Ltd.	12,306,400	300,694,034
Siemens AG	878,392	165,230,357
		465,924,391
Machinery - 1.1%
Atlas Copco AB (A Shares)	3,269,020	59,473,773
GVS SpA (a)(b)	190,400	1,424,869
Industrie de Nora SpA (c)	130,900	1,464,332
Indutrade AB	2,415,029	75,920,937
Kawasaki Heavy Industries Ltd.	541,190	19,068,812
Komatsu Ltd.	1,645,810	46,053,776
Minebea Mitsumi, Inc.	803,300	16,808,911
Mitsubishi Heavy Industries Ltd.	13,716,390	182,256,567
Techtronic Industries Co. Ltd.	2,355,540	31,748,346
VAT Group AG (a)	27,425	14,105,300
Yangzijiang Shipbuilding Holdings Ltd.	9,401,300	17,938,800
		466,264,423
Passenger Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR	178,100	19,851,026
Professional Services - 0.9%
BayCurrent Consulting, Inc.	394,700	12,605,885
Experian PLC	1,208,900	58,488,966
RELX PLC (London Stock Exchange)	3,248,947	151,661,448
Wolters Kluwer NV	798,151	136,002,863
Wolters Kluwer NV rights (b)(d)	798,151	732,289
		359,491,451
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	759,200	24,014,741
Azelis Group NV	713,050	14,912,848
Diploma PLC	749,250	43,925,314
Ferguson Enterprises, Inc.	412,300	83,928,406
IMCD NV	311,892	50,956,329
Itochu Corp.	3,026,990	159,559,374
Mitsui & Co. Ltd.	4,708,940	100,595,250
		477,892,262
Transportation Infrastructure - 0.1%
Aena SME SA (a)	127,779	25,791,685
TOTAL INDUSTRIALS		2,996,135,429
INFORMATION TECHNOLOGY - 4.1%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	126,300	28,498,332
Halma PLC	1,584,000	54,211,763
Ibiden Co. Ltd.	420,200	14,518,299
Keyence Corp.	40,000	19,046,446
		116,274,840
IT Services - 0.6%
Alten SA	354,490	39,812,290
Capgemini SA	643,996	133,412,566
Fujitsu Ltd.	2,734,190	50,541,144
TIS, Inc.	1,345,270	33,523,624
		257,289,624
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV (Netherlands)	400,722	361,384,747
Infineon Technologies AG	1,198,274	43,975,692
Renesas Electronics Corp.	9,937,480	173,006,360
Sumco Corp.	1,882,060	21,486,819
Taiwan Semiconductor Manufacturing Co. Ltd.	1,775,000	52,510,145
Tokyo Electron Ltd.	627,580	112,952,058
		765,315,821
Software - 1.0%
Constellation Software, Inc.	24,700	80,656,731
Dassault Systemes SA	1,038,000	40,564,817
Lumine Group, Inc. (b)	129,900	3,132,675
Sage Group PLC	2,552,400	33,889,396
SAP SE	1,071,514	235,136,618
Topicus.Com, Inc.	44,100	4,280,905
Xero Ltd. (b)	365,550	35,341,832
		433,002,974
Technology Hardware, Storage & Peripherals - 0.4%
FUJIFILM Holdings Corp.	4,936,620	133,138,593
Samsung Electronics Co. Ltd.	608,790	33,819,897
		166,958,490
TOTAL INFORMATION TECHNOLOGY		1,738,841,749
MATERIALS - 3.3%
Chemicals - 1.8%
Air Liquide SA	984,528	183,760,275
Covestro AG (a)(b)	195,000	11,941,636
Givaudan SA	9,468	48,517,861
Kansai Paint Co. Ltd.	1,370,330	24,385,481
Linde PLC	259,800	124,249,350
NOF Corp.	1,840,200	28,561,556
Shin-Etsu Chemical Co. Ltd.	5,181,780	229,388,098
Sika AG	382,879	122,514,073
		773,318,330
Construction Materials - 0.5%
CRH PLC	911,400	82,727,778
Holcim AG	1,508,379	146,121,280
		228,849,058
Metals & Mining - 0.9%
Anglo American PLC (United Kingdom)	1,780,156	51,928,466
Antofagasta PLC	694,380	16,898,049
ArcelorMittal SA (Netherlands)	601,221	14,069,364
BHP Group Ltd.	3,649,910	100,495,228
Glencore PLC	18,866,230	99,306,295
Rio Tinto Ltd.	986,530	74,485,597
		357,182,999
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	1,505,370	19,460,901
UPM-Kymmene Corp.	1,043,800	35,283,709
		54,744,610
TOTAL MATERIALS		1,414,094,997
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Goodman Group unit	528,679	11,951,735
Link (REIT)	7,562,730	35,787,624
National Storage REIT unit	18,567,585	30,413,277
Warehouses de Pauw	1,041,103	27,781,163
		105,933,799
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd.	3,987,310	16,132,708
Mitsubishi Estate Co. Ltd.	1,472,870	25,192,636
Vonovia SE	968,846	33,392,607
		74,717,951
TOTAL REAL ESTATE		180,651,750
UTILITIES - 0.6%
Electric Utilities - 0.3%
Fortum Corp.	1,258,660	20,118,527
Kansai Electric Power Co., Inc.	2,686,470	47,503,420
SSE PLC	2,973,800	73,696,625
		141,318,572
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	785,100	28,317,931
Multi-Utilities - 0.2%
E.ON SE	2,383,880	33,756,156
National Grid PLC	3,652,041	48,105,721
		81,861,877
TOTAL UTILITIES		251,498,380
TOTAL COMMON STOCKS (Cost $14,396,609,751)		16,598,659,255

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany) (Cost $26,891,434)	497,700	22,395,870

Equity Funds - 57.2%
	Shares	Value ($)
Foreign Large Blend Funds - 15.8%
Fidelity Pacific Basin Fund (e)	3,631,096	120,080,360
Fidelity SAI International Index Fund (e)	272,811,909	4,160,381,608
Fidelity SAI International Low Volatility Index Fund (e)	199,175,788	2,423,969,336
TOTAL FOREIGN LARGE BLEND FUNDS		6,704,431,304
Foreign Large Growth Funds - 25.5%
Fidelity Advisor International Discovery Fund Class Z (e)	68,518,270	3,585,561,095
Fidelity Advisor International Growth Fund - Class Z (e)	26,694,165	567,251,013
Fidelity Diversified International Fund (e)	67,506,157	3,166,038,773
Fidelity International Capital Appreciation Fund (e)	73,272,627	2,201,109,703
Fidelity SAI International Momentum Index Fund (e)	28,474,221	427,967,538
Fidelity SAI International Quality Index Fund (e)	60,265,197	825,633,193
TOTAL FOREIGN LARGE GROWTH FUNDS		10,773,561,315
Foreign Large Value Funds - 13.3%
Fidelity SAI International Value Index Fund (e)	542,125,996	5,621,846,582
Foreign Small Mid Blend Funds - 1.3%
Fidelity SAI International Small Cap Index Fund (e)	60,794,512	542,894,992
Foreign Small Mid Growth Funds - 0.3%
Fidelity Advisor International Small Cap Opportunities Fund Class Z (e)	5,837,123	125,789,996
Sector Funds - 0.2%
Fidelity Advisor International Real Estate Fund Class Z (e)	7,827,715	81,016,854
Other - 0.8%
Fidelity Advisor Japan Fund Class Z (e)	9,715,552	179,737,704
Fidelity Japan Smaller Companies Fund (e)	2,985,336	50,452,182
Fidelity SAI Japan Stock Index Fund (e)	10,746,137	114,123,979
TOTAL OTHER		344,313,865
TOTAL EQUITY FUNDS (Cost $20,653,905,938)		24,193,854,908

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $1,054)	13	1,173

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.02% to 5.32% 9/5/24 to 11/14/24 (g) (Cost $69,391,072)	69,760,000	69,414,366

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	251,467,485	251,517,779
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	46,864,457	46,869,143
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (j)	1,063,175,236	1,063,175,236
TOTAL MONEY MARKET FUNDS (Cost $1,361,562,158)		1,361,562,158

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $36,508,361,407)	42,245,887,730
NET OTHER ASSETS (LIABILITIES) - 0.2%	72,633,781
NET ASSETS - 100.0%	42,318,521,511

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Sep 2024	48,768,750	349,891	349,891
ICE MSCI EAFE Index Contracts (United States)	8,645	Sep 2024	1,062,686,625	21,662,168	21,662,168

TOTAL FUTURES CONTRACTS					22,012,059
The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $341,486,073 or 0.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,969,909.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	147,670,036	2,478,292,334	2,374,442,141	4,841,768	(2,450)	-	251,517,779	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	123,287,697	545,866,630	622,285,184	257,935	-	-	46,869,143	0.2%
Total	270,957,733	3,024,158,964	2,996,727,325	5,099,703	(2,450)	-	298,386,922

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	2,697,791,079	549,000,000	-	-	-	338,770,016	3,585,561,095
Fidelity Advisor International Real Estate Fund Class Z	74,363,296	-	-	-	-	6,653,558	81,016,854
Fidelity Advisor International Small Cap Opportunities Fund Class Z	116,625,713	-	-	-	-	9,164,283	125,789,996
Fidelity Advisor Japan Fund Class Z	160,403,756	-	-	-	-	19,333,948	179,737,704
Fidelity Diversified International Fund	2,426,514,357	495,000,000	-	-	-	244,524,416	3,166,038,773
Fidelity International Capital Appreciation Fund	2,063,357,165	-	-	-	-	137,752,538	2,201,109,703
Fidelity International Growth Fund Class Z	-	548,000,000	-	-	-	19,251,013	567,251,013
Fidelity Japan Smaller Companies Fund	46,272,712	-	1	-	-	4,179,471	50,452,182
Fidelity Overseas Fund	3,311,095,164	589,000,000	4,181,757,673	-	853,603,460	(571,940,951)	-
Fidelity Pacific Basin Fund	106,173,261	-	-	-	-	13,907,099	120,080,360
Fidelity SAI Inflation-Focused Fund	1,157	-	-	-	-	16	1,173
Fidelity SAI International Index Fund	2,782,412,214	1,045,000,000	-	-	-	332,969,394	4,160,381,608
Fidelity SAI International Low Volatility Index Fund	2,741,508,883	106,999,999	652,000,000	-	(10,051,310)	237,511,764	2,423,969,336
Fidelity SAI International Momentum Index Fund	345,310,246	47,500,000	-	-	-	35,157,292	427,967,538
Fidelity SAI International Quality Index Fund	116,787,285	664,500,000	-	-	-	44,345,908	825,633,193
Fidelity SAI International Small Cap Index Fund	494,867,327	1	-	-	-	48,027,664	542,894,992
Fidelity SAI International Value Index Fund	3,936,146,856	1,223,000,002	-	-	-	462,699,724	5,621,846,582
Fidelity SAI Japan Stock Index Fund	86,751,768	22,000,001	-	-	-	5,372,210	114,123,979
	21,506,382,239	5,290,000,003	4,833,757,674	-	843,552,150	1,387,679,363	24,193,856,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	532,512,696	176,043,576	356,469,120	-
Consumer Discretionary	1,535,953,899	542,003,502	993,950,397	-
Consumer Staples	902,282,927	258,899,473	643,383,454	-
Energy	799,651,741	373,715,840	425,935,901	-
Financials	4,190,941,165	1,743,686,911	2,447,254,254	-
Health Care	2,078,490,392	965,616,350	1,112,874,042	-
Industrials	2,996,135,429	1,821,212,426	1,174,923,003	-
Information Technology	1,738,841,749	402,219,009	1,336,622,740	-
Materials	1,414,094,997	702,401,650	711,693,347	-
Real Estate	180,651,750	180,651,750	-	-
Utilities	251,498,380	203,392,659	48,105,721	-

Equity Funds	24,193,854,908	24,193,854,908	-	-

Other	1,173	1,173	-	-

Other Short-Term Investments	69,414,366	-	69,414,366	-

Money Market Funds	1,361,562,158	1,361,562,158	-	-
Total Investments in Securities:	42,245,887,730	32,925,261,385	9,320,626,345	-
Derivative Instruments: Assets
Futures Contracts	22,012,059	22,012,059	-	-
Total Assets	22,012,059	22,012,059	-	-
Total Derivative Instruments:	22,012,059	22,012,059	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	22,012,059	0
Total Equity Risk	22,012,059	0
Total Value of Derivatives	22,012,059	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,922,429) - See accompanying schedule:
Unaffiliated issuers (cost $15,556,067,493)	$17,753,644,727
Fidelity Central Funds (cost $298,386,922)	298,386,922
Other affiliated issuers (cost $20,653,906,992)	24,193,856,081

Total Investment in Securities (cost $36,508,361,407)		$42,245,887,730
Cash		870,966
Foreign currency held at value (cost $32,740,115)		32,535,738
Receivable for investments sold		13,142,623
Receivable for fund shares sold		65,378,712
Dividends receivable		41,575,589
Interest receivable		6,877,415
Distributions receivable from Fidelity Central Funds		1,256,030
Receivable for daily variation margin on futures contracts		2,615,793
Prepaid expenses		44,408
Other receivables		58,898
Total assets		42,410,243,902
Liabilities
Payable for investments purchased
Regular delivery	$15,386,530
Delayed delivery	2,214,304
Payable for fund shares redeemed	21,552,560
Accrued management fee	3,623,491
Other payables and accrued expenses	2,076,363
Collateral on securities loaned	46,869,143
Total liabilities		91,722,391
Net Assets		$42,318,521,511
Net Assets consist of:
Paid in capital		$36,630,595,406
Total accumulated earnings (loss)		5,687,926,105
Net Assets		$42,318,521,511
Net Asset Value, offering price and redemption price per share ($42,318,521,511 ÷ 3,227,221,687 shares)		$13.11
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$210,372,457
Interest		35,157,199
Income from Fidelity Central Funds (including $257,935 from security lending)		5,099,703
Income before foreign taxes withheld		$250,629,359
Less foreign taxes withheld		(14,533,722)
Total income		236,095,637
Expenses
Management fee	$60,889,801
Custodian fees and expenses	346,335
Independent trustees' fees and expenses	91,548
Registration fees	1,545,389
Audit fees	110,525
Legal	25,115
Miscellaneous	138,864
Total expenses before reductions	63,147,577
Expense reductions	(45,282,847)
Total expenses after reductions		17,864,730
Net Investment income (loss)		218,230,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	54,515,898
Fidelity Central Funds	(2,450)
Other affiliated issuers	843,552,150
Foreign currency transactions	(453,939)
Futures contracts	53,712,106
Total net realized gain (loss)		951,323,765
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	956,584,118
Affiliated issuers	1,387,679,363
Assets and liabilities in foreign currencies	798,785
Futures contracts	10,552,962
Total change in net unrealized appreciation (depreciation)		2,355,615,228
Net gain (loss)		3,306,938,993
Net increase (decrease) in net assets resulting from operations		$3,525,169,900
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$218,230,907	$677,627,120
Net realized gain (loss)	951,323,765	(105,463,335)
Change in net unrealized appreciation (depreciation)	2,355,615,228	3,200,402,734
Net increase (decrease) in net assets resulting from operations	3,525,169,900	3,772,566,519
Distributions to shareholders	(46,481,544)	(655,693,107)

Share transactions
Proceeds from sales of shares	10,169,806,816	10,931,031,106
Reinvestment of distributions	46,224,646	619,143,606
Cost of shares redeemed	(2,560,277,997)	(3,812,653,511)

Net increase (decrease) in net assets resulting from share transactions	7,655,753,465	7,737,521,201
Total increase (decrease) in net assets	11,134,441,821	10,854,394,613

Net Assets
Beginning of period	31,184,079,690	20,329,685,077
End of period	$42,318,521,511	$31,184,079,690

Other Information
Shares
Sold	819,324,972	975,924,560
Issued in reinvestment of distributions	3,826,544	53,559,135
Redeemed	(206,499,422)	(343,347,643)
Net increase (decrease)	616,652,094	686,136,052

Financial Highlights
Strategic Advisers® Fidelity® International Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$10.56	$11.66	$12.16	$9.84	$9.66
Income from Investment Operations
Net investment income (loss) B,C	.07	.32	.21	.27	.10	.20
Net realized and unrealized gain (loss)	1.11	1.35	(.84)	(.03)	2.37	.31
Total from investment operations	1.18	1.67	(.63)	.24	2.47	.51
Distributions from net investment income	(.02)	(.28)	(.21)	(.25)	(.08)	(.19)
Distributions from net realized gain	-	-	(.26)	(.49)	(.07)	(.14)
Total distributions	(.02)	(.28)	(.47)	(.74)	(.15)	(.33)
Net asset value, end of period	$13.11	$11.95	$10.56	$11.66	$12.16	$9.84
Total Return D,E	9.86%	15.91%	(5.41)%	1.59%	25.35%	5.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.35% H	.33%	.32%	.30%	.28%	.29%
Expenses net of fee waivers, if any	.10 % H	.08%	.07%	.05%	.03%	.04%
Expenses net of all reductions	.10% H	.08%	.07%	.05%	.03%	.04%
Net investment income (loss)	1.20% H	2.85%	2.02%	2.09%	.93%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$42,318,522	$31,184,080	$20,329,685	$24,586,628	$16,450,240	$8,776,005
Portfolio turnover rate I	45 % H	16%	16%	17%	6%	6%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Strategic Advisers Fidelity International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Fidelity International Fund	$58,898

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs),futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,117,792,597
Gross unrealized depreciation	(460,102,671)
Net unrealized appreciation (depreciation)	$5,657,689,926
Tax cost	$36,610,209,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(621,496,238)
Long-term	(471,254,032)
Total capital loss carryforward	$(1,092,750,270)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Fidelity International Fund	15,044,056,673	7,906,782,946
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC, FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective March 7, 2024, the Fund's sub-subadvisory agreement with FIL Investment Advisors (FIA) and FIL Investment Advisors (UK) Limited (FIA(UK)) was amended. Pursuant to the sub-subadvisory agreement, FIA may receive from the sub-subadviser investment research and advice on issuers outside the United States (non-discretionary services) and FIA may grant the sub-subadviser investment management authority and the authority to buy and sell securities if FIA believes it would be beneficial to the Fund (discretionary services). FIA, not the Fund, pays FIA(UK). For providing non-discretionary services, FIA pays FIA(UK) a fee equal to 110% of FIA(UK)'s costs incurred in connection with providing such services. For providing discretionary services, FIA pays FIA(UK) a fee equal to a percentage of the Fund's monthly average net assets managed by FIA(UK) on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIA(UK) on behalf of FIA pursuant to sub-advisory arrangements less any assets managed by FIA(UK) on behalf of FIA on which a reduction is applicable to the fee paid to FIA(UK) (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule. FIA(UK)'s fee will not exceed 50% of the fee that FIA receives from Strategic Advisers for services provided on behalf of the Fund.

Average Group Assets	Annualized Fee Rate
From $0 - $500 million	.32%
$500 million - $1 billion	.27%
Over $1 billion	.24%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Fidelity International Fund	841

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Strategic Advisers Fidelity International Fund	128,943,675	118,776,298	13,700,757

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Overseas Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $853,603,460 on the Fund's redemptions of Fidelity Overseas Fund, which is included in "Net Realized gain (loss): Other affiliated Issuers" in the accompanying Statement of Operations. The Fund recognize a net gain on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss ($)	Shares redeemed
Strategic Advisers Fidelity International Fund	4,181,757,673	853,603,460	61,496,436
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Fidelity International Fund	28,260
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Fidelity International Fund	28,029	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $45,275,623.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,224.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	28%
Fidelity International Capital Appreciation Fund	37%
Fidelity International Discovery Fund	35%
Fidelity International Real Estate Fund	20%
Fidelity Japan Fund	24%
Fidelity Japan Smaller Companies Fund	12%
Fidelity Pacific Basin Fund	17%
Fidelity SAI International Index Fund	47%
Fidelity SAI International Low Volatility Index Fund	32%
Fidelity SAI International Momentum Index Fund	51%
Fidelity SAI International Quality Index Fund	49%
Fidelity SAI International Small Cap Index Fund	67%
Fidelity SAI International Value Index Fund	86%
Fidelity SAI Japan Stock Index Fund	16%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 3
To approve sub-advisory agreements among Strategic Advisers, Fidelity Diversifying Solutions LLC (FDS), and the trust, and sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	32,425,213,620.65	90.77
Against	1,713,457,775.11	4.80
Abstain	1,583,842,560.55	4.43
TOTAL	35,722,513,956.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of New and Amended Sub-Advisory Agreements and New Sub-Subadvisory Agreements
Strategic Advisers Fidelity International Fund

In March 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Fidelity Diversifying Solutions LLC (FDS or the New Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement), (ii) new sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the New Sub-Subadvisers) with respect to the fund (New Sub-Subadvisory Agreements and together with the New Sub-Advisory Agreement, the New Agreements), and (iii) an amendment to the fee schedule for one investment mandate in the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM), and the Trust on behalf of the fund (Amended Agreement). The Board also approved changes to the fee schedule in the existing sub-subadvisory agreement between FIA and FIA (UK) for the fund. The Board noted that FIA, and not the fund, compensates FIA (UK) under the terms of the existing sub-subadvisory agreement, and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the changes will not impact the fees paid under the existing sub-advisory agreement with FIA. With respect to the Amended Agreement, the Board noted that the updated fee schedule in the Amended Agreement became effective as of March 1, 2024, and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve each New and Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New and Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each New and Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the New Sub-Advisory Agreement, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to the Amended Agreement, the Board also considered that it reviewed this information regarding FIAM in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2023 meeting.
The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Adviser and the New Sub-Subadvisers to other Strategic Advisers funds with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the other Strategic Advisers funds will also provide services to the fund.  The Board also took into consideration additional information regarding the new investment mandates provided by Strategic Advisers and the New Sub-Adviser.
Resources Dedicated to Investment Management and Support Services.  With respect to the New Sub-Advisory Agreement, the Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the Amended Agreement, the Board noted that it had approved the existing sub-advisory agreement with FIAM at its September 2023 meeting and that the Amended Agreement will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the New Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance. With respect to the New Sub-Advisory Agreement, the Board considered the investment philosophy, investment process and portfolio characteristics for the new investment mandate.

The Board did not consider performance to be a material factor in its decision to approve the Amended Agreement because the approval of the Amended Agreement will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each New and Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the New Sub-Advisory Agreement, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the New Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser.
The Board noted that neither the New nor Amended Agreements will result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board noted that the approval of the New Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to FDS at this time. The Board considered the hypothetical impact on the fund's management fee rate if Strategic Advisers were to allocate assets to FDS in the future.
The Board also considered that the Amended Agreement is expected to result in a decrease in the total management fee rate of the fund.
With respect to the New Sub-Subadvisory Agreements, the Board considered that FDS, and not the fund, will compensate the New Sub-Subadvisers under the terms of the New Sub-Subadvisory Agreements and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New Sub-Subadvisory Agreements will not impact the fees paid under the New Sub-Advisory Agreement.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because each New and Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve each New and Amended Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each New and Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the New Sub-Subadvisory Agreements or the Amended Agreement because the fund will not bear any additional expenses under the New Sub-Subadvisory Agreements or the Amended Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each New and Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each New and Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each New and Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers Fidelity International Fund

In June 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM or Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate and to amend the fee schedule for one existing investment mandate (Amended Agreement or Amended FIAM Agreement). The Board noted that the updated fee schedule in the Amended FIAM Agreement became effective as of May 1, 2024, and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve the Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve the Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the new FIAM mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to the Amended Agreement, the Board also considered that it reviewed this information regarding the Sub-Adviser in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2023 meeting.
With respect to the new FIAM mandate, the Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate.  The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  With respect to the new FIAM mandate, the Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the updated fee schedule, the Board noted that it had approved the existing sub-advisory agreements with the Sub-Advisers at its September 2023 meeting and that other than the new FIAM investment mandate, the Amended Agreement will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services.  With respect to the new FIAM mandate, the Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended FIAM Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  With respect to the new FIAM mandate, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate. With respect to the updated fee schedule, the Board did not consider performance to be a material factor in its decision to approve the Amended Agreement because the approval of the Amended Agreement will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the new FIAM mandate, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that the Amended Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
With respect to the new FIAM mandate, the Board considered that after allocating assets to FIAM, while the fund's management fee is expected to increase, the fund's total net expenses are expected to decrease. The Board also noted that both the fund's projected management fee and the fund's projected total net expenses are expected to continue to rank below the competitive peer group median reported in the June 2024 management contract renewal materials for the fund. Additionally, the Board also considered that with respect to the updated fee schedule, the Amended Agreement will not impact the fund's management fee at current asset levels.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because the Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Amended Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of the Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that with respect to the new FIAM mandate and updated fee schedule, the Amended Agreement will provide or continue to provide, as applicable, for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the Amended Agreement with respect to the updated fee schedule because the fund will not bear any additional expenses under the Amended Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each the Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval the Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912841.114
SIL-SANN-1024
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® Core Income Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 11.0%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Altice France SA:
5.125% 7/15/29 (b)		350,000	244,191
5.5% 10/15/29 (b)		318,000	220,641
8.125% 2/1/27 (b)		115,000	92,495
AT&T, Inc.:
1.65% 2/1/28		563,000	513,303
2.55% 12/1/33		6,985,000	5,785,409
3.5% 6/1/41		5,306,000	4,233,370
3.5% 9/15/53		1,513,000	1,076,379
3.55% 9/15/55		1,809,000	1,278,980
3.65% 6/1/51		50,000	37,100
3.65% 9/15/59		10,876,000	7,671,280
3.8% 12/1/57		28,419,000	20,829,919
3.85% 6/1/60		127,000	92,899
4.3% 2/15/30		3,709,000	3,671,401
4.5% 5/15/35		1,980,000	1,890,138
4.5% 3/9/48		153,000	131,930
4.75% 5/15/46		5,130,000	4,644,793
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	9,385
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	5,451,204
Cogent Communications Group, Inc.:
3.5% 5/1/26 (b)		165,000	159,631
7% 6/15/27 (b)		255,000	258,081
Embarq Corp. 7.995% 6/1/36		119,000	51,741
Frontier Communications Holdings LLC:
5.875% 10/15/27 (b)		347,000	345,638
8.625% 3/15/31 (b)		880,000	931,172
Iliad Holding SAS:
6.5% 10/15/26 (b)		475,000	478,895
7% 10/15/28 (b)		450,000	456,725
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	200,000	222,074
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)		230,000	156,508
4.875% 6/15/29 (b)		166,000	129,073
10.5% 4/15/29 (b)		1,600,000	1,715,152
10.75% 12/15/30 (b)		1,000,000	1,076,970
11% 11/15/29 (b)		2,704,243	2,964,681
Lumen Technologies, Inc.:
4.125% 4/15/29 (b)		285,600	222,768
4.125% 4/15/30 (b)		285,600	213,108
4.125% 4/15/30 (b)		178,210	132,976
NTT Finance Corp. 5.136% 7/2/31 (b)		250,000	256,037
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	518,273
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		200,000	189,800
Sprint Capital Corp.:
6.875% 11/15/28		304,000	329,268
8.75% 3/15/32		555,000	684,699
Sprint Spectrum Co. LLC 5.152% 9/20/29 (b)		9,491,250	9,540,311
Telecom Italia Capital SA:
6% 9/30/34		89,000	86,099
6.375% 11/15/33		191,000	192,735
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	193,250
Telstra Group Ltd. 3.5% 9/3/36 (Reg. S)	EUR	850,000	937,138
Verizon Communications, Inc.:
1.75% 1/20/31		1,181,000	991,880
2.355% 3/15/32		7,523,000	6,391,619
2.65% 11/20/40		1,515,000	1,087,124
2.875% 11/20/50		35,000	23,089
3.4% 3/22/41		5,565,000	4,435,581
3.7% 3/22/61		620,000	456,563
3.75% 2/28/36	EUR	350,000	387,717
4.016% 12/3/29		1,412,000	1,382,798
4.4% 11/1/34		108,000	103,666
4.78% 2/15/35 (b)		79,000	77,898
5.05% 5/9/33		1,036,000	1,054,504
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	233,965
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		886,000	773,331
			97,717,355
Entertainment - 0.0%
Cinemark U.S.A., Inc.:
5.25% 7/15/28 (b)		174,000	170,924
5.875% 3/15/26 (b)		174,000	174,296
Live Nation Entertainment, Inc.:
4.75% 10/15/27 (b)		432,000	420,822
5.625% 3/15/26 (b)		49,000	48,722
6.5% 5/15/27 (b)		403,000	409,940
Netflix, Inc.:
4.375% 11/15/26		165,000	165,083
5.375% 11/15/29 (b)		518,000	540,842
Roblox Corp. 3.875% 5/1/30 (b)		280,000	257,949
Take-Two Interactive Software, Inc.:
3.7% 4/14/27		180,000	176,502
5.6% 6/12/34		1,045,000	1,078,984
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	300,000	343,485
			3,787,549
Interactive Media & Services - 0.0%
Meta Platforms, Inc.:
4.65% 8/15/62		812,000	729,742
4.75% 8/15/34		4,000,000	4,025,104
5.4% 8/15/54		560,000	571,115
5.55% 8/15/64		440,000	450,711
5.6% 5/15/53		923,000	972,882
5.75% 5/15/63		217,000	231,259
			6,980,813
Media - 0.4%
Adria Bidco BV:
3.625% 2/15/28 (Reg. S)	EUR	2,000,000	2,127,895
5.25% 2/1/30 (b)	EUR	2,900,000	3,181,938
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		245,000	229,702
Altice Financing SA 5.75% 8/15/29 (b)		2,175,000	1,675,413
Cable One, Inc. 4% 11/15/30 (b)		700,000	537,208
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		1,230,000	1,067,278
4.5% 8/15/30 (b)		619,000	552,028
4.5% 5/1/32		2,391,000	2,041,566
4.75% 3/1/30 (b)		2,790,000	2,543,165
4.75% 2/1/32 (b)		695,000	605,578
5.375% 6/1/29 (b)		260,000	246,626
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		5,888,000	5,203,136
2.3% 2/1/32		1,000,000	798,808
2.8% 4/1/31		125,000	106,025
3.5% 6/1/41		144,000	100,350
3.5% 3/1/42		408,000	280,852
3.7% 4/1/51		571,000	362,295
3.9% 6/1/52		9,458,000	6,193,905
3.95% 6/30/62		665,000	411,016
4.8% 3/1/50		1,065,000	810,207
5.05% 3/30/29		1,400,000	1,385,766
5.375% 5/1/47		26,274,000	21,910,954
6.1% 6/1/29		5,094,000	5,263,007
6.384% 10/23/35		2,360,000	2,389,546
6.484% 10/23/45		3,445,000	3,292,845
6.55% 6/1/34		2,866,000	2,968,853
6.65% 2/1/34		510,000	531,167
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)		705,000	688,723
7.75% 4/15/28 (b)		59,000	51,424
Comcast Corp.:
1.95% 1/15/31		449,000	383,779
2.8% 1/15/51		730,000	472,182
2.887% 11/1/51		747,000	489,002
2.937% 11/1/56		2,775,000	1,765,134
2.987% 11/1/63		1,062,000	656,013
3.45% 2/1/50		123,000	91,179
3.75% 4/1/40		4,161,000	3,536,740
3.9% 3/1/38		435,000	385,492
3.969% 11/1/47		32,000	26,112
3.999% 11/1/49		3,000	2,448
4% 3/1/48		150,000	122,688
4.25% 10/15/30		435,000	430,093
4.4% 8/15/35		112,000	107,528
4.65% 2/15/33		81,000	80,976
5.3% 6/1/34		240,000	248,799
5.35% 5/15/53		2,467,000	2,469,571
5.5% 5/15/64		1,935,000	1,950,210
COX Communications, Inc.:
2.95% 10/1/50 (b)		81,000	50,055
5.45% 9/15/28 (b)		9,195,000	9,460,623
Cox Enterprises, Inc. 7.375% 7/15/27 (b)		1,945,000	2,057,022
CSC Holdings LLC:
4.5% 11/15/31 (b)		220,000	146,313
5.375% 2/1/28 (b)		624,000	479,787
5.75% 1/15/30 (b)		193,000	76,346
6.5% 2/1/29 (b)		2,976,000	2,246,259
7.5% 4/1/28 (b)		340,000	174,273
11.75% 1/31/29 (b)		349,000	308,169
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)		5,100,000	63,750
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		310,000	300,179
Discovery Communications LLC 3.625% 5/15/30		4,338,000	3,850,450
DISH DBS Corp.:
5.125% 6/1/29		1,100,000	500,840
5.25% 12/1/26 (b)		526,000	450,585
5.75% 12/1/28 (b)		53,000	40,779
5.875% 11/15/24		323,000	313,529
7.375% 7/1/28		475,000	244,492
7.75% 7/1/26		550,000	370,063
DISH Network Corp. 11.75% 11/15/27 (b)		5,193,000	5,280,061
Fox Corp.:
5.476% 1/25/39		2,474,000	2,464,667
5.576% 1/25/49		1,641,000	1,587,744
Gannett Holdings LLC 6% 11/1/26 (b)		105,000	104,900
Gray Television, Inc.:
4.75% 10/15/30 (b)		161,000	91,674
5.375% 11/15/31 (b)		63,000	36,086
10.5% 7/15/29 (b)		160,000	164,220
iHeartCommunications, Inc.:
4.75% 1/15/28 (b)		180,000	103,252
5.25% 8/15/27 (b)		127,000	79,439
6.375% 5/1/26		384,414	322,856
8.375% 5/1/27		166,361	75,757
Lamar Media Corp.:
3.75% 2/15/28		27,000	25,869
4% 2/15/30		157,000	146,592
4.875% 1/15/29		195,000	191,517
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		490,000	395,721
News Corp. 3.875% 5/15/29 (b)		190,000	178,686
Nexstar Media, Inc.:
4.75% 11/1/28 (b)		196,000	183,128
5.625% 7/15/27 (b)		784,000	766,130
Outfront Media Capital LLC / Corp. 5% 8/15/27 (b)		112,000	111,221
Paramount Global:
3.375% 2/15/28		60,000	56,080
4.6% 1/15/45		65,000	46,624
4.9% 8/15/44		43,000	32,495
5.25% 4/1/44		54,000	41,674
5.85% 9/1/43		147,000	125,221
6.375% 3/30/62 (d)		68,000	62,175
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		145,000	114,880
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		347,000	223,721
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		36,000	25,767
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	1,567,363
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)		163,000	115,018
Sirius XM Radio, Inc.:
4% 7/15/28 (b)		590,000	552,621
4.125% 7/1/30 (b)		645,000	578,941
5% 8/1/27 (b)		788,000	770,275
5.5% 7/1/29 (b)		1,283,000	1,248,685
Stagwell Global LLC 5.625% 8/15/29 (b)		340,000	322,311
TEGNA, Inc.:
4.625% 3/15/28		256,000	240,618
4.75% 3/15/26 (b)		225,000	222,190
5% 9/15/29		365,000	339,013
Time Warner Cable LLC:
5.5% 9/1/41		8,936,000	7,732,714
5.875% 11/15/40		7,708,000	6,957,933
6.55% 5/1/37		8,522,000	8,407,861
7.3% 7/1/38		6,402,000	6,695,376
Univision Communications, Inc.:
7.375% 6/30/30 (b)		420,000	403,133
8% 8/15/28 (b)		1,780,000	1,800,888
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	2,800,000	3,254,183
5.5% 5/15/29 (b)		175,000	165,884
VZ Secured Financing BV 5% 1/15/32 (b)		2,441,000	2,208,438
Warnermedia Holdings, Inc.:
3.755% 3/15/27		3,690,000	3,535,182
4.054% 3/15/29		1,378,000	1,287,424
4.279% 3/15/32		7,405,000	6,473,087
4.693% 5/17/33 (Reg. S)	EUR	625,000	682,385
5.05% 3/15/42		15,171,000	12,157,048
5.141% 3/15/52		13,142,000	9,995,786
Ziggo BV 4.875% 1/15/30 (b)		115,000	107,217
			192,768,467
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		305,000	300,260
Digicel Group Holdings Ltd.:
0% 12/31/30 (b)(e)		35,997	34,543
0% 12/31/30 (b)(e)		173,160	17
Digicel Intermediate Holdings 12% 5/25/27 pay-in-kind (d)		718,298	714,482
Digicel MidCo Ltd. / DIFL U.S. II LLC PIK 10.5% 11/25/28 pay-in-kind (d)		2,610,225	2,124,723
Intelsat Jackson Holdings SA:
6.5% 3/15/30 (b)		620,000	595,323
9.75% (b)(c)(e)		5,500,000	1
Millicom International Cellular SA 5.125% 1/15/28 (b)		346,500	335,111
Rogers Communications, Inc.:
3.8% 3/15/32		150,000	138,225
4.55% 3/15/52		20,000	16,946
5.3% 2/15/34		4,184,000	4,221,217
Sprint Corp.:
7.625% 2/15/25		5,470,000	5,489,003
7.625% 3/1/26		1,267,000	1,306,253
T-Mobile U.S.A., Inc.:
2.625% 4/15/26		4,020,000	3,895,081
2.625% 2/15/29		275,000	253,621
2.7% 3/15/32		266,000	230,778
3% 2/15/41		3,650,000	2,727,493
3.375% 4/15/29		2,445,000	2,323,432
3.75% 4/15/27		7,970,000	7,825,347
3.875% 4/15/30		30,072,000	28,932,156
5.05% 7/15/33		977,000	988,951
5.2% 1/15/33		273,000	279,283
U.S. Cellular Corp. 6.7% 12/15/33		667,000	734,516
VMED O2 UK Financing I PLC:
4% 1/31/29 (Reg. S)	GBP	1,470,000	1,717,587
4.25% 1/31/31 (b)		495,000	430,325
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (d)	GBP	600,000	779,139
5.75% 6/28/54		250,000	253,212
6.25% 10/3/78 (Reg. S) (d)		595,000	594,946
			67,241,971
TOTAL COMMUNICATION SERVICES			368,496,155
CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.0%
Adient Global Holdings Ltd.:
4.875% 8/15/26 (b)		2,200,000	2,172,975
7% 4/15/28 (b)		293,000	301,138
American Axle & Manufacturing, Inc.:
5% 10/1/29		160,000	148,788
6.5% 4/1/27		59,000	59,304
6.875% 7/1/28		346,000	347,725
Aptiv PLC / Aptiv Corp. 3.25% 3/1/32		1,115,000	996,038
BorgWarner, Inc. 4.95% 8/15/29		310,000	313,017
Clarios Global LP 6.75% 5/15/25 (b)		87,000	87,077
Clarios Global LP / Clarios U.S. Finance Co.:
6.25% 5/15/26 (b)		382,000	382,055
6.75% 5/15/28 (b)		105,000	107,954
Cooper Standard Auto, Inc.:
10.625% 5/15/27 pay-in-kind (b)(d)		143,968	113,315
13.5% 3/31/27 pay-in-kind (b)(d)		202,568	216,414
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)		60,000	59,806
Dana, Inc.:
4.5% 2/15/32		115,000	101,987
5.625% 6/15/28		637,000	627,823
EquipmentShare.Com, Inc. 8.625% 5/15/32 (b)		285,000	298,025
Hertz Corp. 4.625% 12/1/26 (b)		372,000	291,998
Lear Corp. 2.6% 1/15/32		5,000	4,241
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)		35,000	36,425
8.125% 3/30/29 (b)		100,000	106,272
8.375% 5/1/28 (b)		130,000	137,739
Phinia, Inc. 6.75% 4/15/29 (b)		625,000	641,354
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	300,000	344,037
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	500,000	564,958
Tenneco, Inc. 8% 11/17/28 (b)		2,825,000	2,641,419
The Goodyear Tire & Rubber Co.:
5% 7/15/29		340,000	315,768
5.25% 4/30/31		482,000	436,495
5.25% 7/15/31		117,000	106,117
9.5% 5/31/25		6,000	6,019
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	834,219
			12,800,502
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		2,915,000	2,482,780
4.75% 1/15/43		2,645,000	2,207,013
5.291% 12/8/46		460,000	416,898
9.625% 4/22/30		481,000	570,919
General Motors Co.:
5.95% 4/1/49		10,000	10,072
6.25% 10/2/43		1,030,000	1,070,281
6.6% 4/1/36		775,000	839,039
6.75% 4/1/46		465,000	509,428
General Motors Financial Co., Inc.:
1.5% 6/10/26		174,000	164,428
2.4% 4/10/28		1,895,000	1,746,134
2.4% 10/15/28		2,200,000	2,001,008
2.7% 6/10/31		570,000	490,542
3.6% 6/21/30		303,000	281,358
3.8% 4/7/25		15,000	14,868
4% 1/15/25		5,695,000	5,664,387
5.4% 5/8/27		860,000	875,743
5.6% 6/18/31		574,000	587,442
5.75% 2/8/31		75,000	77,500
5.85% 4/6/30		2,560,000	2,670,979
5.95% 4/4/34		494,000	511,235
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.4026% 6/24/27 (b)(d)(f)		3,300,000	3,305,099
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.4036% 3/19/27 (b)(d)(f)		250,000	250,655
1.5% 6/15/26 (b)		367,000	346,400
2.375% 10/15/27 (b)		32,000	29,920
3% 2/10/27 (b)		252,000	242,409
5.3% 6/24/29 (b)		2,700,000	2,758,558
Mercedes-Benz Finance North America LLC 4.8% 8/1/29 (b)		4,000,000	4,048,490
RCI Banque SA 5.5% 10/9/34 (Reg. S) (d)	EUR	400,000	450,502
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	136,943
			34,761,030
Broadline Retail - 0.0%
Amazon.com, Inc.:
2.5% 6/3/50		250,000	160,229
2.7% 6/3/60		78,000	48,474
3.95% 4/13/52		575,000	484,418
John Lewis PLC 6.125% 1/21/25	GBP	1,616,000	2,125,127
Kohl's Corp. 4.25% 7/17/25		20,000	19,810
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		282,000	276,197
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,000,000	1,282,685
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	150,953
4.125% 8/1/30 (b)		70,000	64,480
Nordstrom, Inc. 4.375% 4/1/30		718,000	659,369
Shutterfly Finance LLC:
8.5% 10/1/27 pay-in-kind (b)(d)		40,054	34,146
9.75% 10/1/27 (b)		4,660	4,689
			5,310,577
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc.:
3.875% 11/15/29 (b)		70,000	64,737
4% 1/15/28 (b)		262,000	251,864
Genuine Parts Co. 4.95% 8/15/29		2,450,000	2,465,100
Ritchie Bros. Holdings, Inc.:
6.75% 3/15/28 (b)		175,000	180,043
7.75% 3/15/31 (b)		204,000	216,843
			3,178,587
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		759,000	746,402
California Institute of Technology 3.65% 9/1/19		535,000	376,184
ERAC U.S.A. Finance LLC:
3.3% 12/1/26 (b)		8,865,000	8,648,902
7% 10/15/37 (b)		8,000	9,453
Massachusetts Institute of Technology:
2.989% 7/1/50		865,000	638,625
3.959% 7/1/38		2,125,000	2,028,052
5.6% 7/1/11		400,000	443,432
President and Fellows of Harvard College:
3.15% 7/15/46		315,000	244,785
3.3% 7/15/56		190,000	144,675
Service Corp. International 5.125% 6/1/29		565,000	558,335
Sotheby's 7.375% 10/15/27 (b)		95,000	90,720
Trustees of Boston University 4.061% 10/1/48		450,000	388,311
University of Miami 4.063% 4/1/52		102,000	86,330
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	313,928
3.61% 2/15/2119		285,000	201,441
University of Southern California:
3.226% 10/1/20		23,000	14,795
3.841% 10/1/47		515,000	437,820
4.976% 10/1/53		1,082,000	1,101,241
Washington University:
3.524% 4/15/54		2,630,000	2,095,884
4.349% 4/15/22		2,340,000	1,986,042
Yale University 2.402% 4/15/50		2,140,000	1,387,862
			21,943,219
Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (b)		5,257,000	4,815,314
4.375% 1/15/28 (b)		280,000	270,686
5.75% 4/15/25 (b)		90,000	89,848
6.125% 6/15/29 (b)		175,000	178,723
Acushnet Co. 7.375% 10/15/28 (b)		165,000	173,047
Aramark Services, Inc. 5% 2/1/28 (b)		1,990,000	1,951,866
Boyd Gaming Corp. 4.75% 12/1/27		165,000	161,909
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)		325,000	311,943
Brinker International, Inc. 8.25% 7/15/30 (b)		1,825,000	1,940,132
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)		1,550,000	1,466,159
6.5% 2/15/32 (b)		1,875,000	1,926,808
7% 2/15/30 (b)		2,625,000	2,718,366
Carnival Corp.:
4% 8/1/28 (b)		780,000	743,006
5.75% 3/1/27 (b)		1,100,000	1,103,643
6% 5/1/29 (b)		1,100,000	1,104,918
7.625% 3/1/26 (b)		1,050,000	1,060,637
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)		716,000	774,618
CCM Merger, Inc. 6.375% 5/1/26 (b)		420,000	419,634
Cedar Fair LP/Canada's Wonderland Co.:
5.25% 7/15/29		271,000	267,079
6.5% 10/1/28		160,000	162,013
Churchill Downs, Inc.:
4.75% 1/15/28 (b)		170,000	165,776
6.75% 5/1/31 (b)		55,000	56,519
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (b)		1,325,000	1,239,542
Garden SpinCo Corp. 8.625% 7/20/30 (b)		45,000	49,105
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		317,000	284,138
3.75% 5/1/29 (b)		688,000	647,172
4% 5/1/31 (b)		1,156,000	1,068,219
4.875% 1/15/30		63,000	61,821
5.375% 5/1/25 (b)		41,000	40,886
5.75% 5/1/28 (b)		25,000	25,044
5.875% 4/1/29 (b)		345,000	351,580
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		225,000	227,712
Hyatt Hotels Corp.:
5.25% 6/30/29		1,900,000	1,930,427
5.75% 1/30/27		1,245,000	1,269,546
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	485,000	599,899
International Game Technology PLC:
6.25% 1/15/27 (b)		200,000	203,292
6.5% 2/15/25 (b)		428,000	428,171
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		775,000	727,511
Las Vegas Sands Corp.:
5.9% 6/1/27		1,157,000	1,181,056
6% 8/15/29		2,000,000	2,051,935
6.2% 8/15/34		1,000,000	1,024,130
Marriott International, Inc.:
3.125% 6/15/26		1,390,000	1,353,522
4.8% 3/15/30		3,400,000	3,419,285
4.9% 4/15/29		925,000	937,294
5.3% 5/15/34		209,000	212,544
5.35% 3/15/35		2,315,000	2,342,828
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (b)		74,000	68,837
4.75% 1/15/28		129,000	123,138
McDonald's Corp.:
5.15% 9/9/52		689,000	669,738
5.45% 8/14/53		615,000	622,678
MGM Resorts International:
4.625% 9/1/26		620,000	611,608
4.75% 10/15/28		230,000	223,873
5.5% 4/15/27		2,496,000	2,495,723
5.75% 6/15/25		118,000	117,985
6.5% 4/15/32		1,865,000	1,878,333
NCL Corp. Ltd.:
5.875% 3/15/26 (b)		1,825,000	1,824,005
5.875% 2/15/27 (b)		155,000	155,347
8.375% 2/1/28 (b)		105,000	110,523
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	40,467
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		60,000	61,842
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)		1,200,000	832,676
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		100,000	100,171
5.5% 8/31/26 (b)		1,330,000	1,331,885
5.5% 4/1/28 (b)		25,000	25,193
6% 2/1/33 (b)		825,000	845,120
6.25% 3/15/32 (b)		115,000	118,763
7.25% 1/15/30 (b)		795,000	840,441
Sands China Ltd. 5.4% 8/8/28		1,379,000	1,375,690
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)		182,000	180,705
Six Flags Theme Park, Inc. 7% 7/1/25 (b)		16,000	15,990
Starbucks Corp. 4.8% 2/15/33		93,000	94,517
Station Casinos LLC:
4.5% 2/15/28 (b)		292,000	280,253
6.625% 3/15/32 (b)		170,000	173,413
Vail Resorts, Inc. 6.5% 5/15/32 (b)		245,000	254,664
Viking Cruises Ltd. 5.875% 9/15/27 (b)		1,350,000	1,348,398
Voc Escrow Ltd. 5% 2/15/28 (b)		1,400,000	1,373,473
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	720,000	874,204
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		249,000	247,344
Wynn Macau Ltd. 5.5% 1/15/26 (b)		1,350,000	1,333,125
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
5.125% 10/1/29 (b)		680,000	665,318
7.125% 2/15/31 (b)		825,000	875,601
Yum! Brands, Inc.:
3.625% 3/15/31		430,000	394,677
4.625% 1/31/32		310,000	293,808
5.35% 11/1/43		50,000	48,336
			66,467,165
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	466,074
CD&R Smokey Buyer, Inc. 6.75% 7/15/25 (b)		236,000	234,008
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	125,076
6.75% 6/1/27		250,000	252,219
Lennar Corp. 5% 6/15/27		12,100,000	12,202,527
LGI Homes, Inc. 8.75% 12/15/28 (b)		85,000	90,563
Newell Brands, Inc.:
5.7% 4/1/26		456,000	454,389
6.625% 9/15/29		751,000	749,846
6.875% 4/1/36 (g)		301,000	286,227
Swf Holdings I Corp. 6.5% 10/1/29 (b)		850,000	450,477
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	105,538
4% 4/15/29 (b)		841,000	779,852
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	1,061,357
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	29,334,300
4.875% 3/15/27		6,350,000	6,356,319
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	741,801
			53,690,573
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		405,000	411,575
Hasbro, Inc. 3.9% 11/19/29		5,000	4,780
Mattel, Inc. 6.2% 10/1/40		115,000	116,345
			532,700
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28		108,000	104,364
4.625% 11/15/29 (b)		285,000	271,338
4.75% 3/1/30		36,000	34,399
5% 2/15/32 (b)		80,000	75,348
AutoNation, Inc. 4.75% 6/1/30		953,000	941,547
AutoZone, Inc.:
1.65% 1/15/31		505,000	421,492
3.75% 4/18/29		1,400,000	1,351,730
4% 4/15/30		7,024,000	6,823,306
6.25% 11/1/28		440,000	467,927
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)		910,000	921,369
6.75% 7/1/36		200,000	204,910
6.875% 11/1/35		52,000	53,708
7.5% 6/15/29		682,000	705,065
Carvana Co. 13% 6/1/30 pay-in-kind (b)(d)		1,050,000	1,120,932
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	52,233
Gap, Inc.:
3.625% 10/1/29 (b)		353,000	316,321
3.875% 10/1/31 (b)		1,340,000	1,157,594
Group 1 Automotive, Inc.:
4% 8/15/28 (b)		135,000	127,692
6.375% 1/15/30 (b)		110,000	111,904
Hudson Automotive Group 8% 5/15/32 (b)		70,000	73,832
LCM Investments Holdings:
4.875% 5/1/29 (b)		50,000	47,630
8.25% 8/1/31 (b)		65,000	69,111
Lithia Motors, Inc.:
3.875% 6/1/29 (b)		1,770,000	1,641,628
4.375% 1/15/31 (b)		48,000	44,213
4.625% 12/15/27 (b)		11,000	10,702
Lowe's Companies, Inc.:
3% 10/15/50		451,000	297,470
3.5% 4/1/51		302,000	217,361
3.75% 4/1/32		1,904,000	1,789,075
4.25% 4/1/52		7,036,000	5,771,153
4.45% 4/1/62		6,910,000	5,640,736
4.55% 4/5/49		313,000	270,402
5.625% 4/15/53		410,000	414,617
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		40,000	31,406
7.875% 5/1/29 (b)		600,000	351,252
O'Reilly Automotive, Inc.:
1.75% 3/15/31		938,000	782,478
3.6% 9/1/27		5,000	4,884
3.9% 6/1/29		600,000	583,924
4.7% 6/15/32		40,000	39,896
Penske Automotive Group, Inc. 3.75% 6/15/29		312,000	290,396
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)		537,000	513,612
Sally Holdings LLC 6.75% 3/1/32		790,000	805,857
Sonic Automotive, Inc. 4.625% 11/15/29 (b)		268,000	250,454
Staples, Inc. 12.75% 1/15/30 (b)		152,882	118,159
The Home Depot, Inc.:
1.875% 9/15/31		178,000	150,958
3.5% 9/15/56		152,000	114,133
3.625% 4/15/52		400,000	311,060
4.25% 4/1/46		140,000	124,026
4.5% 9/15/32		265,000	266,669
4.75% 6/25/29		5,260,000	5,377,762
4.875% 2/15/44		1,150,000	1,109,932
4.95% 6/25/34		2,195,000	2,249,334
5.3% 6/25/54		101,000	103,100
5.4% 6/25/64		101,000	103,832
5.875% 12/16/36		300,000	330,107
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		145,000	151,906
			45,716,246
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	107,859
Hanesbrands, Inc. 4.875% 5/15/26 (b)		55,000	54,618
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	37,666
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	153,355
NIKE, Inc.:
3.375% 11/1/46		206,000	160,024
3.375% 3/27/50		189,000	144,039
Tapestry, Inc.:
3.05% 3/15/32		14,311,000	11,980,644
7% 11/27/26		2,553,000	2,633,399
7.05% 11/27/25		946,000	963,536
7.35% 11/27/28		3,163,000	3,317,757
7.7% 11/27/30		3,163,000	3,367,976
7.85% 11/27/33		3,163,000	3,384,497
The William Carter Co. 5.625% 3/15/27 (b)		1,103,000	1,101,040
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	144,765
			27,551,175
TOTAL CONSUMER DISCRETIONARY			271,951,774
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		10,598,000	10,467,560
4.9% 2/1/46		3,375,000	3,240,277
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		200,000	192,135
4.375% 4/15/38		115,000	109,003
5.8% 1/23/59 (Reg. S)		6,509,000	7,145,550
Bacardi Ltd. 4.45% 5/15/25 (b)		6,230,000	6,191,405
Central American Bottling Corp. 5.25% 4/27/29 (b)		66,000	63,628
Constellation Brands, Inc.:
2.25% 8/1/31		1,660,000	1,414,801
3.7% 12/6/26		1,200,000	1,178,580
4.4% 11/15/25		805,000	801,078
4.5% 5/9/47		55,000	48,042
4.65% 11/15/28		292,000	292,575
Diageo Capital PLC 3.875% 4/29/43		200,000	170,980
Keurig Dr. Pepper, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.880% 6.2438% 3/15/27 (d)(f)		200,000	201,052
2.55% 9/15/26		14,000	13,470
3.43% 6/15/27		6,000	5,833
Molson Coors Beverage Co. 4.2% 7/15/46		92,000	77,122
PepsiCo, Inc. 2.75% 10/21/51		360,000	241,787
The Coca-Cola Co.:
2.6% 6/1/50		612,000	401,171
5.4% 5/13/64		77,000	79,710
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		720,000	712,023
			33,047,782
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.:
0.95% 2/10/26 (b)		70,000	66,372
1.8% 2/10/31 (b)		257,000	213,550
2.5% 2/10/41 (b)		102,000	70,018
2.8% 2/10/51 (b)		124,000	77,156
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		954,000	883,546
4.625% 1/15/27 (b)		835,000	815,812
4.875% 2/15/30 (b)		644,000	629,422
5.875% 2/15/28 (b)		32,000	31,920
6.5% 2/15/28 (b)		1,110,000	1,124,298
Alimentation Couche-Tard, Inc.:
3.439% 5/13/41 (b)		13,000	10,119
3.625% 5/13/51 (b)		14,000	10,318
5.267% 2/12/34 (b)		3,655,000	3,702,586
5.617% 2/12/54 (b)		100,000	101,420
Bellis Acquisition Co. PLC 8.125% 5/14/30 (b)	GBP	190,000	242,665
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	10,697,198
C&S Group Enterprises LLC 5% 12/15/28 (b)		210,000	158,635
CVS Lease-Backed Pass-Through Certificates 8.353% 7/10/31 (b)		5,634	6,187
KeHE Distributor / Nextwave 9% 2/15/29 (b)		170,000	177,357
Kroger Co.:
2.65% 10/15/26		430,000	413,818
4.65% 9/15/29		8,835,000	8,834,552
4.7% 8/15/26		935,000	937,748
5% 9/15/34		90,000	89,720
5.5% 9/15/54		60,000	58,812
7.7% 6/1/29		26,000	29,327
Performance Food Group, Inc.:
4.25% 8/1/29 (b)		205,000	193,466
5.5% 10/15/27 (b)		157,000	156,105
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	200,000	234,750
Target Corp.:
4% 7/1/42		100,000	88,296
4.8% 1/15/53		110,000	105,369
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	615,000	724,653
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	52,645
7.25% 1/15/32 (b)		110,000	116,112
			31,053,952
Food Products - 0.1%
Archer Daniels Midland Co. 4.5% 3/15/49		35,000	31,117
B&G Foods, Inc. 5.25% 9/15/27		2,300,000	2,170,512
Bunge Ltd. Finance Corp. 2.75% 5/14/31		310,000	274,493
Campbell Soup Co.:
4.15% 3/15/28		129,000	127,876
5.3% 3/20/26		200,000	202,343
Cargill, Inc. 4.375% 4/22/52 (b)		220,000	194,389
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)		130,000	136,222
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)		442,000	439,703
6% 6/15/30 (b)		255,000	258,121
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		105,000	110,460
JDE Peet's BV 2.25% 9/24/31 (b)		729,000	604,150
Kraft Heinz Foods Co.:
4.375% 6/1/46		3,645,000	3,114,133
7.125% 8/1/39 (b)		9,093,000	10,693,839
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		560,000	521,267
4.375% 1/31/32 (b)		1,258,000	1,158,777
4.875% 5/15/28 (b)		405,000	398,507
Mead Johnson Nutrition Co. 4.6% 6/1/44		29,000	26,149
Mondelez International, Inc. 4.625% 7/3/31	CAD	4,100,000	3,115,379
Pilgrim's Pride Corp.:
3.5% 3/1/32		3,025,000	2,674,986
4.25% 4/15/31		3,130,000	2,950,494
Post Holdings, Inc.:
4.625% 4/15/30 (b)		611,000	580,700
5.5% 12/15/29 (b)		1,595,000	1,567,597
6.25% 2/15/32 (b)		655,000	671,710
TreeHouse Foods, Inc. 4% 9/1/28		505,000	466,822
Tyson Foods, Inc.:
3.55% 6/2/27		1,925,000	1,878,607
5.7% 3/15/34		1,820,000	1,893,508
Viterra Finance BV 3.2% 4/21/31 (b)		200,000	179,181
			36,441,042
Household Products - 0.0%
Central Garden & Pet Co.:
4.125% 10/15/30		206,000	189,278
4.125% 4/30/31 (b)		296,000	268,219
5.125% 2/1/28		15,000	14,812
Energizer Holdings, Inc.:
4.375% 3/31/29 (b)		348,000	327,160
4.75% 6/15/28 (b)		150,000	144,568
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)		115,000	118,332
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	440,000	493,841
Resideo Funding, Inc. 6.5% 7/15/32 (b)		180,000	183,251
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)		100,000	88,412
			1,827,873
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		110,000	114,244
Edgewell Personal Care Co. 5.5% 6/1/28 (b)		313,000	310,488
Estee Lauder Companies, Inc.:
2.6% 4/15/30		120,000	109,144
3.125% 12/1/49		52,000	36,773
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)		215,000	222,668
Kenvue, Inc.:
5.05% 3/22/53		125,000	124,519
5.1% 3/22/43		140,000	141,034
			1,058,870
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		157,000	132,084
3.4% 2/4/41		1,874,000	1,421,502
3.7% 2/4/51		268,000	193,701
4.25% 8/9/42		765,000	642,834
6.2% 2/14/59		196,000	205,890
6.875% 11/1/33		641,000	717,560
BAT Capital Corp.:
2.125% 8/15/25	GBP	124,000	158,218
2.259% 3/25/28		1,008,000	928,708
3.557% 8/15/27		814,000	794,046
4.39% 8/15/37		4,806,000	4,287,678
4.54% 8/15/47		853,000	697,668
4.7% 4/2/27		425,000	426,307
4.758% 9/6/49		311,000	260,399
5.282% 4/2/50		194,000	176,903
5.65% 3/16/52		982,000	927,228
5.834% 2/20/31		2,090,000	2,193,713
6.343% 8/2/30		1,270,000	1,365,446
7.081% 8/2/53		1,300,000	1,475,090
BAT International Finance PLC:
4.125% 4/12/32 (Reg. S)	EUR	850,000	942,435
4.448% 3/16/28		8,700,000	8,636,091
5.931% 2/2/29		395,000	414,452
Imperial Brands Finance PLC 5.875% 7/1/34 (b)		1,750,000	1,784,676
Philip Morris International, Inc.:
2.75% 2/25/26		2,675,000	2,606,314
3.125% 3/2/28		25,000	23,956
3.75% 1/15/31	EUR	2,400,000	2,690,337
3.875% 8/21/42		830,000	687,063
4.375% 11/15/41		442,000	391,840
4.875% 2/15/28		145,000	147,044
5.125% 2/15/30		14,955,000	15,375,349
5.125% 2/13/31		1,240,000	1,271,988
5.25% 9/7/28		485,000	499,135
5.25% 2/13/34		1,520,000	1,554,193
5.375% 2/15/33		1,352,000	1,394,243
			55,424,091
TOTAL CONSUMER STAPLES			158,853,610
ENERGY - 1.3%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (b)		175,000	175,739
6.625% 9/1/32 (b)		895,000	906,163
6.875% 4/1/27 (b)		63,000	63,458
Baker Hughes Co.:
2.061% 12/15/26		35,000	33,268
4.08% 12/15/47		56,000	46,551
5.125% 9/15/40		26,000	25,561
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)		110,000	116,040
Guara Norte SARL 5.198% 6/15/34 (b)		165,630	156,795
Halliburton Co.:
4.75% 8/1/43		427,000	389,480
7.6% 8/15/96 (b)		8,000	9,070
Kodiak Gas Services LLC 7.25% 2/15/29 (b)		170,000	176,057
Nabors Industries, Inc.:
7.375% 5/15/27 (b)		175,000	177,039
8.875% 8/15/31 (b)		150,000	150,302
Noble Finance II LLC 8% 4/15/30 (b)		165,000	171,081
NuStar Logistics LP:
5.625% 4/28/27		58,000	58,155
5.75% 10/1/25		60,000	59,989
6% 6/1/26		324,000	327,031
6.375% 10/1/30		174,000	181,783
Precision Drilling Corp. 7.125% 1/15/26 (b)		269,000	268,109
Schlumberger Holdings Corp. 3.9% 5/17/28 (b)		172,000	169,066
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		305,000	321,952
Star Holding LLC 8.75% 8/1/31 (b)		120,000	117,558
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		72,000	72,052
Transocean, Inc.:
8.25% 5/15/29 (b)		610,000	617,552
8.75% 2/15/30 (b)		157,250	166,109
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 6.875% 9/1/27		242,000	243,884
Valaris Ltd. 8.375% 4/30/30 (b)		340,000	354,700
			5,554,544
Oil, Gas & Consumable Fuels - 1.3%
6297782 LLC:
4.911% 9/1/27 (b)		785,000	786,648
5.026% 10/1/29 (b)		4,470,000	4,460,119
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	126,729
Aker BP ASA:
3.1% 7/15/31 (b)		7,295,000	6,413,895
6% 6/13/33 (b)		250,000	260,571
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)		185,000	182,785
5.75% 3/1/27 (b)		1,250,000	1,245,143
5.75% 1/15/28 (b)		290,000	290,081
6.625% 2/1/32 (b)		615,000	633,708
Antero Resources Corp.:
5.375% 3/1/30 (b)		458,000	452,451
7.625% 2/1/29 (b)		3,710,000	3,839,442
Apache Corp.:
4.25% 1/15/30		575,000	548,983
4.75% 4/15/43		183,000	149,520
5.25% 2/1/42		619,000	547,684
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26 (b)		1,530,000	1,534,847
8.25% 12/31/28 (b)		295,000	303,127
Baytex Energy Corp.:
7.375% 3/15/32 (b)		150,000	155,353
8.5% 4/30/30 (b)		279,000	297,299
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (b)		215,000	214,935
Buckeye Partners LP:
4.125% 12/1/27		534,000	512,190
4.5% 3/1/28 (b)		135,000	129,406
California Resources Corp.:
7.125% 2/1/26 (b)		88,000	88,342
8.25% 6/15/29 (b)		345,000	355,842
Cenovus Energy, Inc.:
3.75% 2/15/52		3,795,000	2,760,719
5.25% 6/15/37		1,199,000	1,178,711
Cheniere Corpus Christi Holdings LLC:
2.742% 12/31/39		1,035,000	842,239
5.125% 6/30/27		1,165,000	1,176,711
Cheniere Energy Partners LP:
3.25% 1/31/32		889,000	788,773
4% 3/1/31		696,000	656,474
4.5% 10/1/29		2,288,000	2,237,585
5.75% 8/15/34 (b)		2,641,000	2,734,346
5.95% 6/30/33		314,000	330,542
Cheniere Energy, Inc. 5.65% 4/15/34 (b)		1,446,000	1,487,998
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	329,811
5.875% 2/1/29 (b)		1,405,000	1,408,053
6.75% 4/15/29 (b)		636,000	645,504
Chevron U.S.A., Inc. 2.343% 8/12/50		199,000	122,012
Chord Energy Corp. 6.375% 6/1/26 (b)		280,000	281,571
Citgo Petroleum Corp. 7% 6/15/25 (b)		1,275,000	1,275,770
Civitas Resources, Inc.:
8.375% 7/1/28 (b)		899,000	947,783
8.625% 11/1/30 (b)		425,000	461,976
8.75% 7/1/31 (b)		393,000	424,117
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	41,971
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)		957,000	1,005,281
6.036% 11/15/33 (b)		5,180,000	5,469,176
6.497% 8/15/43 (b)		971,000	1,055,455
6.544% 11/15/53 (b)		1,389,000	1,540,449
6.714% 8/15/63 (b)		831,000	923,868
Comstock Resources, Inc.:
5.875% 1/15/30 (b)		32,000	30,254
6.75% 3/1/29 (b)		591,000	581,331
ConocoPhillips Co.:
3.758% 3/15/42		525,000	435,830
3.8% 3/15/52		390,000	308,520
5.05% 9/15/33		1,765,000	1,810,005
5.55% 3/15/54		1,170,000	1,202,529
Continental Resources, Inc. 5.75% 1/15/31 (b)		770,000	780,896
Coterra Energy, Inc. 3.9% 5/15/27		100,000	98,016
Crescent Energy Finance LLC:
7.625% 4/1/32 (b)		715,000	737,282
9.25% 2/15/28 (b)		1,655,000	1,754,868
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	40,552
CVR Energy, Inc.:
5.75% 2/15/28 (b)		40,000	37,722
8.5% 1/15/29 (b)		140,000	142,632
DCP Midstream Operating LP:
5.125% 5/15/29		355,000	360,820
5.375% 7/15/25		220,000	219,922
5.6% 4/1/44		3,773,000	3,722,733
5.625% 7/15/27		260,000	266,752
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)		225,000	236,582
Devon Energy Corp.:
5.25% 10/15/27		352,000	354,152
5.6% 7/15/41		900,000	878,247
5.75% 9/15/54		290,000	281,415
5.875% 6/15/28		330,000	333,387
Diamondback Energy, Inc.:
3.125% 3/24/31		4,796,000	4,327,385
3.25% 12/1/26		3,274,000	3,186,130
3.5% 12/1/29		4,944,000	4,672,401
4.25% 3/15/52		547,000	438,654
5.4% 4/18/34		913,000	929,286
5.75% 4/18/54		1,039,000	1,039,423
5.9% 4/18/64		1,216,000	1,220,979
6.25% 3/15/33		2,200,000	2,363,209
6.25% 3/15/53		65,000	69,201
DT Midstream, Inc.:
4.125% 6/15/29 (b)		292,000	277,397
4.3% 4/15/32 (b)		40,000	37,113
4.375% 6/15/31 (b)		148,000	139,066
Ecopetrol SA:
6.875% 4/29/30		1,534,000	1,528,631
8.375% 1/19/36		140,000	141,795
8.625% 1/19/29		3,555,000	3,804,952
8.875% 1/13/33		1,200,000	1,273,200
EG Global Finance PLC:
11% 11/30/28 (b)	EUR	3,800,000	4,472,365
12% 11/30/28 (b)		2,700,000	2,945,222
Enbridge, Inc.:
3.4% 8/1/51		36,000	25,521
5.625% 4/5/34		475,000	490,100
8.5% 1/15/84 (d)		3,910,000	4,285,399
Encino Acquisition Partners Holdings LLC 8.5% 5/1/28 (b)		124,000	127,823
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		1,455,000	1,480,604
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)		1,411,438	1,342,101
5.375% 3/30/28 (Reg. S) (b)		1,522,000	1,374,823
Energy Transfer LP:
3.75% 5/15/30		2,964,000	2,803,705
3.9% 7/15/26		955,000	940,775
4.15% 9/15/29		48,000	46,836
4.75% 1/15/26		850,000	848,076
4.95% 5/15/28		1,161,000	1,170,841
4.95% 6/15/28		4,954,000	5,005,337
5% 5/15/50		6,976,000	6,187,066
5.25% 4/15/29		2,803,000	2,865,589
5.25% 7/1/29		3,250,000	3,326,453
5.3% 4/15/47		225,000	208,705
5.35% 5/15/45		3,514,000	3,271,786
5.4% 10/1/47		7,051,000	6,592,633
5.75% 4/1/25		1,657,000	1,655,703
5.75% 2/15/33		113,000	117,510
5.8% 6/15/38		3,282,000	3,363,066
5.95% 5/15/54		370,000	373,593
6% 6/15/48		2,369,000	2,392,207
6.05% 9/1/54		974,000	996,775
6.125% 12/15/45		2,635,000	2,705,640
6.25% 4/15/49		1,925,000	2,002,933
6.4% 12/1/30		785,000	849,365
6.55% 12/1/33		965,000	1,055,363
6.625% 10/15/36		900,000	980,183
7.375% 2/1/31 (b)		590,000	628,156
Eni SpA 5.95% 5/15/54 (b)		710,000	729,947
Eni U.S.A., Inc. 7.3% 11/15/27		14,000	15,133
EnLink Midstream LLC:
5.625% 1/15/28 (b)		595,000	605,959
5.65% 9/1/34		415,000	422,238
6.5% 9/1/30 (b)		4,000,000	4,276,424
EnLink Midstream Partners LP:
4.15% 6/1/25		22,000	21,742
4.85% 7/15/26		48,000	47,854
5.05% 4/1/45		367,000	322,735
5.45% 6/1/47		139,000	129,103
5.6% 4/1/44		56,000	52,935
Enterprise Products Operating LP:
3.125% 7/31/29		1,080,000	1,023,223
4.85% 3/15/44		3,215,000	3,006,487
5.25% 8/16/77 (d)		43,000	41,921
5.55% 2/16/55		1,322,000	1,345,098
5.75% 3/1/35		23,000	24,003
EOG Resources, Inc. 3.9% 4/1/35		205,000	189,134
EQM Midstream Partners LP:
4.125% 12/1/26		35,000	34,377
4.75% 1/15/31 (b)		298,000	286,317
5.5% 7/15/28		204,000	205,362
6% 7/1/25 (b)		12,000	12,013
6.5% 7/1/27 (b)		518,000	530,946
7.5% 6/1/27 (b)		290,000	298,863
7.5% 6/1/30 (b)		255,000	278,311
EQT Corp.:
3.125% 5/15/26 (b)		444,000	430,998
3.625% 5/15/31 (b)		2,102,000	1,909,051
3.9% 10/1/27		180,000	175,879
5% 1/15/29		2,139,000	2,145,398
5.7% 4/1/28		339,000	348,245
7% 2/1/30		749,000	816,024
Equinor ASA:
3.7% 4/6/50		920,000	729,969
3.95% 5/15/43		300,000	256,324
Exxon Mobil Corp.:
2.995% 8/16/39		92,000	74,062
3.095% 8/16/49		125,000	89,921
3.452% 4/15/51		870,000	661,524
4.114% 3/1/46		805,000	701,007
4.227% 3/19/40		625,000	574,145
FEL Energy VI SARL 5.75% 12/1/40 (b)		175,336	165,583
FLEX Intermediate Holdco, LLC:
3.363% 6/30/31 (b)		31,000	26,682
4.317% 12/30/39 (b)		47,000	36,702
Galaxy Pipeline Assets BidCo Ltd. 2.16% 3/31/34		486,240	428,043
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75% 2/1/28		273,000	277,870
7.875% 5/15/32		55,000	56,433
8% 1/15/27		163,000	166,898
Global Partners LP/GLP Finance Corp. 7% 8/1/27		505,000	509,332
Gray Oak Pipeline LLC:
2.6% 10/15/25 (b)		109,000	105,767
3.45% 10/15/27 (b)		42,000	40,280
Gulfport Energy Corp.:
8% 5/17/26		273,555	277,868
8% 5/17/26 (b)		77,982	79,212
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	3,678,686
Harvest Midstream I LP 7.5% 5/15/32 (b)		455,000	478,321
Hess Corp.:
4.3% 4/1/27		840,000	834,253
5.6% 2/15/41		3,036,000	3,104,538
5.8% 4/1/47		4,517,000	4,685,529
7.125% 3/15/33		1,335,000	1,520,735
7.3% 8/15/31		2,018,000	2,302,581
7.875% 10/1/29		5,583,000	6,376,582
Hess Midstream Operations LP:
5.125% 6/15/28 (b)		280,000	276,800
5.5% 10/15/30 (b)		50,000	49,535
5.625% 2/15/26 (b)		832,000	829,721
HF Sinclair Corp. 5.875% 4/1/26		103,000	104,075
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (b)		580,000	575,570
6% 4/15/30 (b)		800,000	795,887
6.25% 4/15/32 (b)		2,075,000	2,067,927
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)		115,000	119,055
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		670,000	570,967
5.375% 4/24/30 (Reg. S)		200,000	197,750
Kinder Morgan Energy Partners LP:
4.7% 11/1/42		205,000	178,296
5.4% 9/1/44		97,000	92,120
Kinder Morgan, Inc.:
3.25% 8/1/50		351,000	235,066
5.05% 2/15/46		200,000	181,589
5.3% 12/1/34		540,000	543,190
5.55% 6/1/45		18,000	17,461
5.95% 8/1/54		450,000	458,171
Kinetik Holdings LP:
5.875% 6/15/30 (b)		1,095,000	1,098,517
6.625% 12/15/28 (b)		715,000	736,723
Korea National Oil Corp. 4.875% 4/3/29 (b)		300,000	304,499
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)		95,000	97,910
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)		31,888	31,359
6.5% 6/30/27 (Reg. S) (b)		34,579	33,065
6.75% 6/30/30 (Reg. S) (b)		19,893	18,351
Marathon Oil Corp. 5.7% 4/1/34		558,000	588,751
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	5,468,620
Matador Resources Co. 6.5% 4/15/32 (b)		500,000	507,443
MEG Energy Corp. 5.875% 2/1/29 (b)		341,000	337,668
MPLX LP:
2.65% 8/15/30		3,205,000	2,864,505
4.125% 3/1/27		1,621,000	1,603,163
4.25% 12/1/27		3,400,000	3,359,089
4.5% 4/15/38		1,125,000	1,026,866
4.7% 4/15/48		2,335,000	2,010,858
4.8% 2/15/29		1,505,000	1,519,223
4.95% 3/14/52		606,000	536,283
5.2% 3/1/47		3,284,000	3,059,715
5.5% 6/1/34		7,590,000	7,722,552
5.5% 2/15/49		4,516,000	4,330,330
MV24 Capital BV 6.748% 6/1/34 (b)		157,660	153,088
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		535,000	463,110
NGPL PipeCo LLC:
3.25% 7/15/31 (b)		1,721,000	1,507,560
7.768% 12/15/37 (b)		242,000	285,538
Northwest Pipeline Corp. 4% 4/1/27		1,941,000	1,907,758
Occidental Petroleum Corp.:
3.5% 8/15/29		195,000	183,566
5.2% 8/1/29		3,760,000	3,812,768
5.375% 1/1/32		340,000	345,019
5.55% 3/15/26		1,410,000	1,421,604
5.55% 10/1/34		755,000	767,177
6.2% 3/15/40		566,000	591,523
6.45% 9/15/36		4,200,000	4,551,824
6.6% 3/15/46		6,475,000	6,991,672
7.5% 5/1/31		9,296,000	10,545,689
7.875% 9/15/31		40,000	46,180
ONEOK Partners LP 6.65% 10/1/36		442,000	487,590
ONEOK, Inc.:
3.1% 3/15/30		3,705,000	3,418,825
4.2% 10/3/47		795,000	633,237
4.25% 9/15/46		190,000	154,308
4.45% 9/1/49		6,245,000	5,077,039
4.95% 7/13/47		705,000	627,765
6.05% 9/1/33		4,345,000	4,585,888
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	2,615,485
5.375% 1/1/26		310,000	311,066
5.65% 5/15/25		669,000	670,018
6.25% 7/15/33		367,000	387,476
8.125% 9/15/30		6,179,000	7,139,243
Parkland Corp. 6.625% 8/15/32 (b)		905,000	914,479
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		190,000	188,134
7.875% 9/15/30 (b)		145,000	150,780
Permian Resources Operating LLC:
5.375% 1/15/26 (b)		95,000	94,927
5.875% 7/1/29 (b)		400,000	400,000
6.25% 2/1/33 (b)		235,000	240,970
7% 1/15/32 (b)		500,000	524,506
8% 4/15/27 (b)		1,275,000	1,316,565
9.875% 7/15/31 (b)		105,000	117,595
Petrobras Global Finance BV:
6.25% 12/14/26	GBP	1,950,000	2,564,917
6.625% 1/16/34	GBP	400,000	514,076
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	860,000	921,233
4.75% 2/26/29 (Reg. S)	EUR	3,000,000	2,951,418
4.875% 2/21/28 (Reg. S)	EUR	253,000	260,146
5.35% 2/12/28		90,000	82,052
5.95% 1/28/31		5,652,000	4,675,278
6.35% 2/12/48		218,000	143,906
6.5% 3/13/27		33,697,000	32,408,090
6.5% 1/23/29		990,000	908,634
6.7% 2/16/32		5,855,000	5,026,518
6.75% 9/21/47		11,164,000	7,595,874
6.84% 1/23/30		2,567,000	2,311,327
6.875% 8/4/26		176,000	173,471
7.69% 1/23/50		79,510,000	59,012,322
10% 2/7/33		588,000	601,230
Phillips 66 Co.:
2.15% 12/15/30		385,000	334,684
3.75% 3/1/28		695,000	677,656
4.65% 11/15/34		29,000	28,064
4.9% 10/1/46		750,000	680,595
Pioneer Natural Resources Co.:
1.9% 8/15/30		2,470,000	2,151,601
2.15% 1/15/31		285,000	247,903
5.1% 3/29/26		2,975,000	3,003,482
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29		2,689,000	2,531,172
PT Pertamina Persero 3.1% 8/27/30 (b)		200,000	182,142
Range Resources Corp.:
4.75% 2/15/30 (b)		24,000	23,036
4.875% 5/15/25		46,000	45,753
8.25% 1/15/29		394,000	408,362
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		115,000	106,752
4.95% 7/15/29 (b)		245,000	234,159
Sabine Pass Liquefaction LLC:
4.2% 3/15/28		300,000	296,152
4.5% 5/15/30		11,677,000	11,554,973
5% 3/15/27		1,154,000	1,161,934
5.625% 3/1/25		1,175,000	1,175,642
5.875% 6/30/26		542,000	549,181
5.9% 9/15/37		778,000	820,249
Santos Finance Ltd.:
3.649% 4/29/31 (b)		4,800,000	4,340,943
6.875% 9/19/33 (b)		770,000	844,564
Saudi Arabian Oil Co. 5.25% 7/17/34 (b)		3,000,000	3,063,750
Shell International Finance BV:
2.875% 11/26/41		165,000	122,740
3% 11/26/51		95,000	65,061
3.625% 8/21/42		343,000	281,195
3.75% 9/12/46		65,000	52,326
4% 5/10/46		87,000	72,979
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		201,000	211,698
SM Energy Co.:
6.625% 1/15/27		397,000	397,592
6.75% 9/15/26		371,000	371,348
Southwestern Energy Co.:
4.75% 2/1/32		1,192,000	1,129,756
5.375% 2/1/29		2,454,000	2,422,661
5.375% 3/15/30		88,000	87,232
5.7% 1/23/25 (g)		5,000	4,990
8.375% 9/15/28		49,000	50,353
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)		95,000	98,598
Suncor Energy, Inc.:
3.75% 3/4/51		695,000	511,505
6.8% 5/15/38		390,000	435,712
Sunoco Logistics Partners, LP 7.25% 5/1/32 (b)		300,000	317,296
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		425,000	408,045
5.875% 3/15/28		215,000	215,210
6% 4/15/27		464,000	464,672
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		145,000	139,907
6% 3/1/27 (b)		413,000	411,834
6% 12/31/30 (b)		2,497,000	2,381,273
6% 9/1/31 (b)		225,000	213,234
Talos Production, Inc. 9% 2/1/29 (b)		50,000	53,117
Targa Resources Corp.:
4.2% 2/1/33		2,273,000	2,114,030
5.5% 2/15/35		4,115,000	4,177,967
6.125% 3/15/33		945,000	1,003,882
6.5% 3/30/34		3,350,000	3,655,324
6.5% 2/15/53		545,000	595,197
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32		178,000	165,157
4.875% 2/1/31		1,486,000	1,459,489
5.5% 3/1/30		217,000	219,986
The Williams Companies, Inc.:
3.5% 11/15/30		11,542,000	10,814,517
3.75% 6/15/27		2,835,000	2,776,419
4.65% 8/15/32		6,660,000	6,551,537
4.8% 11/15/29		6,285,000	6,331,340
4.9% 1/15/45		1,460,000	1,317,191
5.1% 9/15/45		105,000	97,656
5.3% 8/15/52		1,511,000	1,446,735
5.8% 11/15/54		905,000	924,207
6.3% 4/15/40		550,000	587,759
TotalEnergies Capital International SA:
2.829% 1/10/30		800,000	743,784
3.127% 5/29/50		347,000	246,755
3.461% 7/12/49		300,000	226,667
TotalEnergies Capital SA:
5.488% 4/5/54		450,000	464,295
5.638% 4/5/64		1,020,000	1,059,090
TransCanada PipeLines Ltd.:
4.625% 3/1/34		735,000	714,232
4.75% 5/15/38		200,000	189,768
5.1% 3/15/49		25,000	23,813
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,285,000	3,049,903
3.95% 5/15/50		103,000	81,073
4.6% 3/15/48		1,201,000	1,043,403
7.85% 2/1/26		554,000	572,861
TransMontaigne Partners LP 6.125% 2/15/26		600,000	588,592
Valero Energy Corp. 2.15% 9/15/27		36,000	33,701
Var Energi ASA 5% 5/18/27 (b)		5,410,000	5,395,789
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		706,000	667,441
3.875% 11/1/33 (b)		115,000	102,299
4.125% 8/15/31 (b)		285,000	264,191
6.25% 1/15/30 (b)		160,000	166,354
Venture Global LNG, Inc.:
7% 1/15/30 (b)		705,000	720,755
8.125% 6/1/28 (b)		1,030,000	1,078,670
8.375% 6/1/31 (b)		296,000	314,205
9.5% 2/1/29 (b)		780,000	879,012
Viper Energy, Inc.:
5.375% 11/1/27 (b)		1,974,000	1,956,203
7.375% 11/1/31 (b)		730,000	775,156
Vital Energy, Inc. 7.875% 4/15/32 (b)		300,000	307,137
Western Midstream Operating LP:
4.65% 7/1/26		1,931,000	1,921,078
4.75% 8/15/28		1,465,000	1,458,011
			551,610,933
TOTAL ENERGY			557,165,477
FINANCIALS - 4.1%
Banks - 2.1%
ABN AMRO Bank NV:
2.47% 12/13/29 (b)(d)		600,000	546,115
3.875% 1/15/32 (Reg. S)	EUR	600,000	673,368
6.339% 9/18/27 (b)(d)		3,400,000	3,498,970
6.575% 10/13/26 (b)(d)		4,600,000	4,674,546
AIB Group PLC:
2.25% 4/4/28 (Reg. S) (d)	EUR	1,900,000	2,038,711
4.625% 7/23/29 (Reg. S) (d)	EUR	100,000	115,045
5.25% 10/23/31 (Reg. S) (d)	EUR	370,000	443,889
6.608% 9/13/29 (b)(d)		500,000	530,094
ASB Bank Ltd. 2.375% 10/22/31 (b)		200,000	170,429
Associated Banc-Corp. 6.455% 8/29/30 (d)		400,000	402,513
Banco Bilbao Vizcaya Argentaria SA:
5.381% 3/13/29		200,000	206,244
6.033% 3/13/35 (d)		800,000	832,383
Banco Santander SA:
3.49% 5/28/30		1,000,000	932,268
5.365% 7/15/28 (d)		4,000,000	4,065,610
5.439% 7/15/31		4,000,000	4,119,788
5.538% 3/14/30 (d)		2,000,000	2,054,875
5.552% 3/14/28 (d)		8,400,000	8,524,610
5.588% 8/8/28		1,400,000	1,447,705
Bank of America Corp.:
1.197% 10/24/26 (d)		1,743,000	1,672,201
1.658% 3/11/27 (d)		2,867,000	2,737,180
1.734% 7/22/27 (d)		155,000	147,040
1.898% 7/23/31 (d)		1,073,000	918,679
1.922% 10/24/31 (d)		2,615,000	2,225,508
2.087% 6/14/29 (d)		11,347,000	10,387,708
2.299% 7/21/32 (d)		3,678,000	3,130,790
2.496% 2/13/31 (d)		16,862,000	15,107,096
2.572% 10/20/32 (d)		1,435,000	1,241,250
2.592% 4/29/31 (d)		1,430,000	1,282,787
2.651% 3/11/32 (d)		22,466,000	19,711,525
2.676% 6/19/41 (d)		783,000	572,257
2.687% 4/22/32 (d)		4,511,000	3,962,293
2.831% 10/24/51 (d)		749,000	501,943
2.972% 2/4/33 (d)		770,000	678,801
3.311% 4/22/42 (d)		71,000	55,988
3.419% 12/20/28 (d)		255,000	245,872
3.559% 4/23/27 (d)		1,736,000	1,705,206
3.593% 7/21/28 (d)		720,000	701,152
3.705% 4/24/28 (d)		29,000	28,347
3.824% 1/20/28 (d)		525,000	515,842
3.97% 3/5/29 (d)		3,607,000	3,532,801
4.078% 4/23/40 (d)		7,964,000	7,115,331
4.083% 3/20/51 (d)		128,000	107,726
4.25% 10/22/26		10,727,000	10,671,623
4.376% 4/27/28 (d)		1,000,000	994,699
5.202% 4/25/29 (d)		136,000	138,930
5.425% 8/15/35 (d)		700,000	701,517
5.468% 1/23/35 (d)		3,486,000	3,608,116
5.819% 9/15/29 (d)		27,835,000	29,073,226
5.872% 9/15/34 (d)		590,000	627,062
6.204% 11/10/28 (d)		97,000	101,667
6.975% 3/7/37		43,000	48,302
Bank of Ireland Group PLC:
5.601% 3/20/30 (b)(d)		1,115,000	1,141,241
6.253% 9/16/26 (b)(d)		285,000	288,375
Bank of Montreal 5.511% 6/4/31		250,000	260,036
Banque Federative du Credit Mutuel SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.070% 6.4039% 2/16/28 (b)(d)(f)		2,000,000	2,003,218
5.79% 7/13/28 (b)		200,000	208,350
Barclays PLC:
2.645% 6/24/31 (d)		2,865,000	2,534,755
2.667% 3/10/32 (d)		8,625,000	7,454,246
2.852% 5/7/26 (d)		10,143,000	9,970,490
4.836% 5/9/28		6,667,000	6,612,454
4.972% 5/16/29 (d)		15,000,000	15,046,633
5.088% 6/20/30 (d)		13,438,000	13,387,594
5.2% 5/12/26		1,701,000	1,705,451
5.262% 1/29/34 (Reg. S) (d)	EUR	960,000	1,155,330
5.501% 8/9/28 (d)		445,000	453,625
5.69% 3/12/30 (d)		300,000	309,283
6.496% 9/13/27 (d)		600,000	619,891
6.692% 9/13/34 (d)		2,900,000	3,178,501
7.385% 11/2/28 (d)		620,000	666,741
7.437% 11/2/33 (d)		2,720,000	3,099,342
8.407% 11/14/32 (Reg. S) (d)	GBP	400,000	558,567
BNP Paribas SA:
1.904% 9/30/28 (b)(d)		400,000	368,645
2.159% 9/15/29 (b)(d)		7,570,000	6,826,489
2.219% 6/9/26 (b)(d)		9,163,000	8,951,254
2.5% 3/31/32 (Reg. S) (d)	EUR	900,000	957,130
2.871% 4/19/32 (b)(d)		1,500,000	1,312,790
3.132% 1/20/33 (b)(d)		3,670,000	3,220,533
5.176% 1/9/30 (b)(d)		680,000	691,616
5.497% 5/20/30 (b)(d)		285,000	292,467
5.738% 2/20/35 (b)(d)		1,430,000	1,487,527
BPCE SA:
2.045% 10/19/27 (b)(d)		2,670,000	2,510,431
3.116% 10/19/32 (b)(d)		500,000	424,565
4.75% 7/19/27 (b)		250,000	251,225
5.125% 1/18/28 (b)		541,000	546,505
5.281% 5/30/29 (b)		2,000,000	2,043,223
5.716% 1/18/30 (b)(d)		400,000	409,782
5.936% 5/30/35 (b)(d)		1,305,000	1,347,645
6.612% 10/19/27 (b)(d)		1,055,000	1,089,744
6.714% 10/19/29 (b)(d)		540,000	571,880
7.003% 10/19/34 (b)(d)		1,151,000	1,273,695
CaixaBank SA:
6.25% 2/23/33 (Reg. S) (d)	EUR	500,000	588,407
6.684% 9/13/27 (b)(d)		265,000	274,449
Canadian Imperial Bank of Commerce 5.26% 4/8/29		110,000	113,085
Cassa Depositi e Prestiti SpA:
5.75% 5/5/26 (b)		1,200,000	1,211,138
5.875% 4/30/29 (b)		3,600,000	3,747,456
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.9392% 4/30/26 (d)(f)		300,000	300,112
5.803% 9/29/28		500,000	524,730
Citigroup, Inc.:
1.122% 1/28/27 (d)		309,000	293,440
1.462% 6/9/27 (d)		360,000	340,453
2.52% 11/3/32 (d)		195,000	166,618
2.561% 5/1/32 (d)		3,939,000	3,412,068
2.572% 6/3/31 (d)		5,801,000	5,160,075
2.666% 1/29/31 (d)		15,126,000	13,625,067
2.904% 11/3/42 (d)		495,000	360,101
2.976% 11/5/30 (d)		610,000	561,581
3.057% 1/25/33 (d)		320,000	281,571
3.07% 2/24/28 (d)		687,000	662,919
3.52% 10/27/28 (d)		3,098,000	3,003,260
3.668% 7/24/28 (d)		163,000	158,932
3.887% 1/10/28 (d)		150,000	147,580
3.98% 3/20/30 (d)		23,333,000	22,653,554
4.075% 4/23/29 (d)		21,685,000	21,328,260
4.3% 11/20/26		2,202,000	2,188,187
4.412% 3/31/31 (d)		15,729,000	15,471,475
4.45% 9/29/27		4,630,000	4,608,192
4.6% 3/9/26		3,500,000	3,491,438
4.75% 5/18/46		10,000,000	9,039,670
4.91% 5/24/33 (d)		406,000	403,830
5.174% 2/13/30 (d)		6,579,000	6,704,417
5.316% 3/26/41 (d)		244,000	243,313
5.449% 6/11/35 (d)		3,444,000	3,539,393
6.625% 1/15/28		24,000	25,649
6.875% 6/1/25		18,000	18,155
7% 12/1/25		32,000	32,773
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	7,777,564
Comerica, Inc. 5.982% 1/30/30 (d)		3,345,000	3,402,747
Commerzbank AG:
4.875% 10/16/34 (Reg. S) (d)	EUR	500,000	562,812
8.625% 2/28/33 (Reg. S) (d)	GBP	100,000	141,815
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		3,419,000	3,189,958
Cooperatieve Rabobank UA:
3.649% 4/6/28 (b)(d)		665,000	648,119
3.822% 7/26/34 (Reg. S)	EUR	200,000	225,974
4% 1/10/30 (Reg. S)	EUR	500,000	571,323
4.375% 8/4/25		7,713,000	7,657,455
Cooperatieve Rabobank UA/NY U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9674% 8/28/26 (d)(f)		6,350,000	6,361,494
Credit Agricole SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.2354% 3/11/27 (b)(d)(f)		250,000	250,548
4% 1/10/33 (b)(d)		261,000	249,580
5.335% 1/10/30 (b)(d)		250,000	254,911
6.316% 10/3/29 (b)(d)		3,655,000	3,848,374
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (d)	GBP	980,000	1,204,464
3.244% 12/20/25 (b)(d)		200,000	198,653
3.875% 1/9/32 (Reg. S) (d)	EUR	1,400,000	1,566,895
5.705% 3/1/30 (b)(d)		400,000	412,718
6.259% 9/22/26 (b)(d)		3,450,000	3,496,445
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (d)	EUR	300,000	298,057
Export-Import Bank of Korea 5.125% 1/11/33		515,000	534,292
Fifth Third Bancorp:
4.337% 4/25/33 (d)		2,272,000	2,142,711
4.772% 7/28/30 (d)		461,000	458,325
6.339% 7/27/29 (d)		2,815,000	2,959,590
First Citizens Bank & Trust Co. 6.125% 3/9/28		4,840,000	5,014,427
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)		145,000	138,903
8% 6/15/27 (b)		130,000	136,212
HSBC Holdings PLC:
2.013% 9/22/28 (d)		3,943,000	3,639,751
2.206% 8/17/29 (d)		3,380,000	3,065,726
2.804% 5/24/32 (d)		6,441,000	5,594,061
2.871% 11/22/32 (d)		1,038,000	902,293
3.973% 5/22/30 (d)		1,811,000	1,746,105
4.787% 3/10/32 (Reg. S) (d)	EUR	710,000	833,939
4.856% 5/23/33 (Reg. S) (d)	EUR	900,000	1,067,011
5.21% 8/11/28 (d)		358,000	363,045
5.597% 5/17/28 (d)		5,600,000	5,720,442
5.733% 5/17/32 (d)		645,000	669,444
5.887% 8/14/27 (d)		2,285,000	2,332,902
6.161% 3/9/29 (d)		17,600,000	18,401,317
6.8% 9/14/31 (d)	GBP	240,000	340,942
7.39% 11/3/28 (d)		1,700,000	1,829,809
8.201% 11/16/34 (Reg. S) (d)	GBP	550,000	794,041
Huntington Bancshares, Inc.:
5.709% 2/2/35 (d)		3,290,000	3,372,167
6.208% 8/21/29 (d)		2,764,000	2,904,031
ING Groep NV:
1.726% 4/1/27 (d)		5,935,000	5,658,132
4.5% 5/23/29 (Reg. S) (d)	EUR	700,000	801,495
4.75% 5/23/34 (Reg. S) (d)	EUR	1,400,000	1,660,476
5.335% 3/19/30 (d)		200,000	204,477
Intesa Sanpaolo SpA:
4.95% 6/1/42 (b)(d)		468,000	368,133
5.71% 1/15/26 (b)		10,048,000	10,081,684
6.625% 6/20/33 (b)		465,000	498,667
7.2% 11/28/33 (b)		865,000	967,224
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2731% 4/22/28 (d)(f)		500,000	500,863
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2831% 7/22/28 (d)(f)		4,000,000	4,006,431
1.04% 2/4/27 (d)		5,245,000	4,984,042
1.764% 11/19/31 (d)		776,000	656,807
1.953% 2/4/32 (d)		6,569,000	5,548,043
2.069% 6/1/29 (d)		2,035,000	1,862,366
2.522% 4/22/31 (d)		4,786,000	4,294,792
2.525% 11/19/41 (d)		22,775,000	16,365,161
2.58% 4/22/32 (d)		6,730,000	5,891,283
2.739% 10/15/30 (d)		5,365,000	4,912,338
2.947% 2/24/28 (d)		449,000	432,394
2.956% 5/13/31 (d)		5,386,000	4,898,913
3.109% 4/22/51 (d)		285,000	204,941
3.328% 4/22/52 (d)		194,000	144,595
3.509% 1/23/29 (d)		6,550,000	6,339,605
3.761% 3/21/34 (Reg. S) (d)	EUR	450,000	502,536
3.882% 7/24/38 (d)		4,300,000	3,836,206
3.964% 11/15/48 (d)		187,000	156,642
4.493% 3/24/31 (d)		136,000	135,563
4.851% 7/25/28 (d)		1,000,000	1,008,988
4.979% 7/22/28 (d)		795,000	805,158
4.995% 7/22/30 (d)		3,643,000	3,709,821
5.012% 1/23/30 (d)		1,179,000	1,199,427
5.294% 7/22/35 (d)		748,000	767,617
5.336% 1/23/35 (d)		765,000	787,821
5.571% 4/22/28 (d)		638,000	654,062
5.581% 4/22/30 (d)		996,000	1,036,985
5.766% 4/22/35 (d)		2,255,000	2,395,128
6.087% 10/23/29 (d)		22,700,000	23,998,736
Jyske Bank A/S:
5% 10/26/28 (d)	EUR	275,000	316,397
5.125% 5/1/35 (Reg. S) (d)	EUR	214,000	246,984
KBC Group NV 6.324% 9/21/34 (b)(d)		800,000	858,512
KeyCorp 6.401% 3/6/35 (d)		3,202,000	3,430,917
Lloyds Banking Group PLC:
1.627% 5/11/27 (d)		520,000	493,006
1.985% 12/15/31 (d)	GBP	665,000	811,754
4.5% 1/11/29 (Reg. S) (d)	EUR	350,000	401,730
4.75% 9/21/31 (Reg. S) (d)	EUR	870,000	1,019,788
5.462% 1/5/28 (d)		200,000	203,263
5.679% 1/5/35 (d)		200,000	206,696
5.721% 6/5/30 (d)		590,000	612,055
5.871% 3/6/29 (d)		1,365,000	1,414,068
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	203,688
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (d)		465,000	438,873
5.422% 2/22/29 (d)		2,350,000	2,409,180
5.475% 2/22/31 (d)		400,000	414,911
Mizuho Financial Group, Inc.:
5.382% 7/10/30 (d)		3,000,000	3,084,080
5.778% 7/6/29 (d)		1,765,000	1,833,980
National Australia Bank Ltd. 2.332% 8/21/30 (b)		450,000	386,595
NatWest Group PLC:
3.073% 5/22/28 (d)		5,999,000	5,751,482
3.622% 8/14/30 (Reg. S) (d)	GBP	1,900,000	2,457,222
4.771% 2/16/29 (Reg. S) (d)	EUR	800,000	921,706
4.8% 4/5/26		15,438,000	15,436,648
4.964% 8/15/30 (d)		1,462,000	1,468,453
5.076% 1/27/30 (d)		400,000	404,598
5.808% 9/13/29 (d)		240,000	249,410
5.847% 3/2/27 (d)		700,000	710,134
7.416% 6/6/33 (Reg. S) (d)	GBP	450,000	620,534
NatWest Markets PLC 5.41% 5/17/29 (b)		1,350,000	1,391,371
Nordea Bank Abp:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.1036% 3/19/27 (b)(d)(f)		200,000	200,427
4.125% 5/5/28 (Reg. S)	EUR	1,000,000	1,139,453
5.375% 9/22/27 (b)		400,000	408,946
PNC Financial Services Group, Inc.:
2.307% 4/23/32 (d)		54,000	46,246
2.55% 1/22/30		427,000	388,030
2.6% 7/23/26		58,000	55,928
5.676% 1/22/35 (d)		215,000	224,380
5.939% 8/18/34 (d)		300,000	317,607
6.037% 10/28/33 (d)		1,865,000	1,983,521
6.615% 10/20/27 (d)		2,340,000	2,433,843
6.875% 10/20/34 (d)		1,300,000	1,463,666
Royal Bank of Canada 4.65% 1/27/26		127,000	126,752
Santander Holdings U.S.A., Inc. 6.174% 1/9/30 (d)		260,000	269,456
Santander UK Group Holdings PLC:
1.673% 6/14/27 (d)		7,160,000	6,760,171
2.896% 3/15/32 (d)		490,000	427,565
6.534% 1/10/29 (d)		200,000	209,665
6.833% 11/21/26 (d)		400,000	407,850
Societe Generale:
1.488% 12/14/26 (b)(d)		10,614,000	10,111,152
1.792% 6/9/27 (b)(d)		1,500,000	1,413,724
2.797% 1/19/28 (b)(d)		3,156,000	2,989,389
2.889% 6/9/32 (b)(d)		210,000	178,689
3.337% 1/21/33 (b)(d)		1,105,000	958,644
4.25% 4/14/25 (b)		22,306,000	22,086,473
4.75% 11/24/25 (b)		830,000	821,472
5.634% 1/19/30 (b)(d)		2,100,000	2,136,215
6.066% 1/19/35 (b)(d)		600,000	622,078
6.447% 1/12/27 (b)(d)		200,000	202,948
6.691% 1/10/34 (b)(d)		300,000	321,540
Standard Chartered PLC:
1.456% 1/14/27 (b)(d)		200,000	190,284
5.688% 5/14/28 (b)(d)		340,000	346,823
5.905% 5/14/35 (b)(d)		665,000	688,048
6.187% 7/6/27 (b)(d)		700,000	716,094
6.301% 1/9/29 (b)(d)		297,000	310,550
7.018% 2/8/30 (b)(d)		400,000	432,608
7.767% 11/16/28 (b)(d)		641,000	696,635
Sumitomo Mitsui Financial Group, Inc.:
5.316% 7/9/29		6,100,000	6,285,982
5.424% 7/9/31		1,500,000	1,554,491
5.52% 1/13/28		200,000	206,034
5.716% 9/14/28		405,000	421,835
5.766% 1/13/33		200,000	212,232
Sumitomo Mitsui Trust Bank Ltd. 5.65% 3/9/26 (b)		1,820,000	1,849,636
Svenska Handelsbanken AB 5.5% 6/15/28 (b)		943,000	969,806
The Toronto-Dominion Bank:
2% 9/10/31		180,000	152,710
4.456% 6/8/32		305,000	298,263
5.523% 7/17/28		51,000	52,842
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 7.160% 7.161% 10/30/29 (d)		2,395,000	2,602,323
5.122% 1/26/34 (d)		1,035,000	1,029,425
5.435% 1/24/30 (d)		2,380,000	2,441,241
5.711% 1/24/35 (d)		235,000	243,387
5.867% 6/8/34 (d)		2,173,000	2,270,553
6.047% 6/8/27 (d)		194,000	197,996
U.S. Bancorp:
4.839% 2/1/34 (d)		1,910,000	1,877,664
5.384% 1/23/30 (d)		1,390,000	1,428,472
5.678% 1/23/35 (d)		330,000	343,291
5.836% 6/12/34 (d)		915,000	961,334
5.85% 10/21/33 (d)		2,545,000	2,673,778
UniCredit SpA:
1.982% 6/3/27 (b)(d)		200,000	189,994
3.127% 6/3/32 (b)(d)		2,515,000	2,208,763
5.861% 6/19/32 (b)(d)		46,000	45,896
7.296% 4/2/34 (b)(d)		124,000	130,337
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (d)	GBP	900,000	1,284,347
Wachovia Corp. 7.574% 8/1/26		15,000	15,753
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.070% 6.4231% 4/22/28 (d)(f)		800,000	802,742
2.164% 2/11/26 (d)		2,000,000	1,972,645
2.393% 6/2/28 (d)		58,000	54,715
2.572% 2/11/31 (d)		3,439,000	3,085,699
2.879% 10/30/30 (d)		24,150,000	22,137,486
3% 10/23/26		376,000	365,212
3.068% 4/30/41 (d)		410,000	313,387
3.35% 3/2/33 (d)		4,525,000	4,071,484
3.584% 5/22/28 (d)		905,000	880,603
3.9% 5/1/45		220,000	183,128
4.3% 7/22/27		21,885,000	21,799,802
4.4% 6/14/46		115,000	97,800
4.478% 4/4/31 (d)		15,500,000	15,340,991
4.611% 4/25/53 (d)		634,000	574,273
4.65% 11/4/44		1,335,000	1,190,490
5.013% 4/4/51 (d)		2,581,000	2,473,108
5.198% 1/23/30 (d)		1,970,000	2,010,702
5.389% 4/24/34 (d)		1,134,000	1,162,154
5.499% 1/23/35 (d)		2,499,000	2,578,856
5.557% 7/25/34 (d)		3,149,000	3,249,773
5.574% 7/25/29 (d)		10,556,000	10,900,493
5.707% 4/22/28 (d)		4,625,000	4,750,380
6.303% 10/23/29 (d)		27,925,000	29,621,620
6.491% 10/23/34 (d)		753,000	829,259
Western Alliance Bancorp. 3% 6/15/31 (d)		65,000	58,780
Westpac Banking Corp. 4.11% 7/24/34 (d)		4,937,000	4,734,175
			896,472,238
Capital Markets - 1.0%
Ares Capital Corp. 3.875% 1/15/26		13,816,000	13,551,839
Athene Global Funding:
1.45% 1/8/26 (b)		61,000	58,252
1.608% 6/29/26 (b)		2,350,000	2,221,332
2.717% 1/7/29 (b)		4,805,000	4,403,086
2.95% 11/12/26 (b)		131,000	126,052
5.339% 1/15/27 (b)		7,937,000	8,032,399
5.583% 1/9/29 (b)		4,996,000	5,130,428
Bank of New York Mellon Corp.:
1.6% 4/24/25		525,000	514,262
4.289% 6/13/33 (d)		85,000	82,102
4.975% 3/14/30 (d)		200,000	204,657
6.317% 10/25/29 (d)		175,000	186,762
6.474% 10/25/34 (d)		610,000	678,580
BGC Group, Inc. 6.6% 6/10/29 (b)		3,000,000	3,079,655
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (b)		4,000	3,459
Blackstone Private Credit Fund:
4.875% 4/14/26	GBP	645,000	830,188
7.05% 9/29/25		8,015,000	8,141,472
Brookfield Finance, Inc.:
3.9% 1/25/28		37,000	36,145
4.7% 9/20/47		3,000	2,701
4.85% 3/29/29		8,000	8,089
Cantor Fitzgerald LP 7.2% 12/12/28 (b)		2,350,000	2,485,876
CI Financial Corp. 7.5% 5/30/29 (b)		2,000,000	2,038,482
Credit Suisse U.S.A., Inc. 7.125% 7/15/32		25,000	28,523
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (d)	EUR	200,000	219,682
4.5% 4/1/25		13,996,000	13,907,517
4.5% 7/12/35 (Reg. S) (d)	EUR	300,000	338,325
6.125% 12/12/30 (Reg. S) (d)	GBP	1,100,000	1,483,616
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (d)		700,000	674,269
3.729% 1/14/32 (d)		221,000	195,427
5.414% 5/10/29		375,000	386,740
6.72% 1/18/29 (d)		300,000	315,835
7.079% 2/10/34 (d)		1,760,000	1,861,987
7.146% 7/13/27 (d)		4,345,000	4,507,163
DTE Electric Securitization Funding II LLC 6.09% 9/1/38		300,000	333,058
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (d)		373,000	355,152
1.431% 3/9/27 (d)		10,018,000	9,512,499
1.542% 9/10/27 (d)		286,000	268,536
1.948% 10/21/27 (d)		900,000	850,226
1.992% 1/27/32 (d)		8,175,000	6,872,508
2.383% 7/21/32 (d)		10,590,000	9,017,017
2.6% 2/7/30		541,000	490,996
2.615% 4/22/32 (d)		2,145,000	1,865,332
2.64% 2/24/28 (d)		1,165,000	1,111,652
2.65% 10/21/32 (d)		1,919,000	1,656,480
2.908% 7/21/42 (d)		584,000	430,607
3.102% 2/24/33 (d)		738,000	652,802
3.21% 4/22/42 (d)		269,000	208,055
3.436% 2/24/43 (d)		42,000	33,256
3.5% 11/16/26		752,000	735,326
3.615% 3/15/28 (d)		269,000	262,608
3.691% 6/5/28 (d)		667,000	651,222
3.8% 3/15/30		1,262,000	1,216,773
3.814% 4/23/29 (d)		7,810,000	7,589,963
4.017% 10/31/38 (d)		5,487,000	4,860,383
4.223% 5/1/29 (d)		1,050,000	1,035,504
4.387% 6/15/27 (d)		55,000	54,723
5.049% 7/23/30 (d)		2,661,000	2,700,754
5.33% 7/23/35 (d)		5,294,000	5,393,514
5.727% 4/25/30 (d)		3,159,000	3,292,394
5.851% 4/25/35 (d)		1,697,000	1,792,645
6.25% 2/1/41		64,000	71,433
6.484% 10/24/29 (d)		23,750,000	25,352,798
6.75% 10/1/37		50,954,000	57,430,909
Hightower Holding LLC 6.75% 4/15/29 (b)		350,000	334,152
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		65,000	62,039
Jefferies Financial Group, Inc.:
2.625% 10/15/31		5,530,000	4,706,932
2.75% 10/15/32		1,355,000	1,135,244
5.875% 7/21/28		2,330,000	2,412,811
6.25% 1/15/36		27,000	28,900
LPL Holdings, Inc. 4% 3/15/29 (b)		445,000	423,363
Macquarie Group Ltd.:
2.691% 6/23/32 (b)(d)		166,000	142,460
5.033% 1/15/30 (b)(d)		23,000	23,248
Moody's Corp. 2% 8/19/31		131,000	111,134
Morgan Stanley:
1.794% 2/13/32 (d)		8,015,000	6,670,384
1.928% 4/28/32 (d)		5,758,000	4,805,683
2.239% 7/21/32 (d)		930,000	787,009
2.475% 1/21/28 (d)		400,000	380,722
2.484% 9/16/36 (d)		230,000	189,606
2.511% 10/20/32 (d)		3,820,000	3,275,766
2.699% 1/22/31 (d)		32,480,000	29,405,817
2.802% 1/25/52 (d)		105,000	70,365
2.943% 1/21/33 (d)		5,621,000	4,943,463
3.125% 7/27/26		22,000	21,448
3.217% 4/22/42 (d)		350,000	274,430
3.622% 4/1/31 (d)		13,084,000	12,414,432
3.772% 1/24/29 (d)		40,000	39,032
3.79% 3/21/30 (d)	EUR	100,000	112,179
3.875% 1/27/26		540,000	534,229
3.955% 3/21/35 (Reg. S) (d)	EUR	450,000	503,624
4% 7/23/25		1,000,000	993,322
4.35% 9/8/26		2,070,000	2,059,083
4.431% 1/23/30 (d)		4,461,000	4,432,919
4.457% 4/22/39 (d)		158,000	148,265
4.656% 3/2/29 (d)	EUR	400,000	461,417
4.679% 7/17/26 (d)		4,000,000	3,982,632
5.042% 7/19/30 (d)		6,280,000	6,387,056
5.123% 2/1/29 (d)		5,101,000	5,190,399
5.173% 1/16/30 (d)		2,000,000	2,040,975
5.32% 7/19/35 (d)		3,132,000	3,199,331
5.424% 7/21/34 (d)		426,000	437,626
5.449% 7/20/29 (d)		2,058,000	2,121,175
5.652% 4/13/28 (d)		400,000	410,605
5.656% 4/18/30 (d)		4,491,000	4,675,743
5.831% 4/19/35 (d)		1,525,000	1,613,112
5.948% 1/19/38 (d)		97,000	100,452
6.407% 11/1/29 (d)		16,200,000	17,264,614
Nomura Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.6105% 7/2/27 (d)(f)		3,000,000	3,022,942
2.608% 7/14/31		1,155,000	988,095
2.648% 1/16/25		1,075,000	1,064,296
5.594% 7/2/27		200,000	204,429
5.783% 7/3/34		600,000	623,124
Northern Trust Corp. 3.375% 5/8/32 (d)		29,000	28,098
Nuveen LLC:
4% 11/1/28 (b)		20,000	19,631
5.55% 1/15/30 (b)		200,000	207,351
Prologis Targeted U.S. Logistics 5.25% 1/15/35 (b)		105,000	105,987
S&P Global, Inc.:
2.9% 3/1/32		415,000	373,226
3.25% 12/1/49		315,000	233,675
UBS AG:
2.95% 4/9/25		997,000	984,338
3.7% 2/21/25		652,000	647,349
7.95% 1/9/25		500,000	504,030
UBS Group AG:
1.305% 2/2/27 (b)(d)		500,000	474,666
1.494% 8/10/27 (b)(d)		2,100,000	1,968,831
2.125% 11/15/29 (Reg. S) (d)	GBP	700,000	818,204
2.593% 9/11/25 (b)(d)		13,060,000	13,051,454
3.091% 5/14/32 (b)(d)		9,800,000	8,675,713
3.126% 8/13/30 (b)(d)		2,640,000	2,444,985
3.75% 3/26/25		15,667,000	15,543,382
4.125% 6/9/33 (Reg. S) (d)	EUR	1,060,000	1,199,179
4.194% 4/1/31 (b)(d)		12,540,000	12,117,428
4.282% 1/9/28 (b)		430,000	422,802
4.55% 4/17/26		3,490,000	3,478,540
4.75% 3/17/32 (Reg. S) (d)	EUR	1,880,000	2,208,573
4.751% 5/12/28 (b)(d)		937,000	937,055
4.875% 5/15/45		500,000	472,114
5.617% 9/13/30 (b)(d)		585,000	605,028
5.699% 2/8/35 (b)(d)		455,000	471,926
6.246% 9/22/29 (b)(d)		10,600,000	11,180,320
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		135,000	140,050
			436,378,046
Consumer Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26		15,349,000	14,628,880
3% 10/29/28		12,580,000	11,765,429
3.3% 1/30/32		4,390,000	3,902,169
4.45% 4/3/26		4,282,000	4,250,259
6.5% 7/15/25		4,320,000	4,361,613
6.95% 3/10/55 (d)		150,000	154,745
Ally Financial, Inc.:
5.75% 11/20/25		281,000	281,747
5.8% 5/1/25		6,894,000	6,907,792
7.1% 11/15/27		6,180,000	6,563,009
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2805% 7/26/28 (d)(f)		3,700,000	3,709,253
1.65% 11/4/26		60,000	56,562
2.55% 3/4/27		373,000	356,978
5.043% 7/26/28 (d)		330,000	334,725
5.389% 7/28/27 (d)		1,187,000	1,207,197
Capital One Financial Corp.:
1.878% 11/2/27 (d)		63,000	59,310
2.618% 11/2/32 (d)		45,000	37,791
3.65% 5/11/27		15,820,000	15,433,651
3.8% 1/31/28		7,795,000	7,562,889
4.985% 7/24/26 (d)		6,515,000	6,500,810
5.247% 7/26/30 (d)		6,880,000	6,950,521
7.624% 10/30/31 (d)		3,995,000	4,509,743
Capstone Borrower, Inc. 8% 6/15/30 (b)		65,000	68,464
Discover Financial Services:
3.95% 11/6/24		2,567,000	2,558,713
4.5% 1/30/26		6,463,000	6,423,786
6.7% 11/29/32		1,592,000	1,735,035
Ford Motor Credit Co. LLC:
2.7% 8/10/26		1,100,000	1,050,566
2.9% 2/16/28		275,000	254,483
3.625% 6/17/31		7,580,000	6,716,016
4% 11/13/30		265,000	244,309
4.063% 11/1/24		22,139,000	22,072,581
4.125% 8/17/27		1,395,000	1,356,653
4.271% 1/9/27		85,000	83,287
4.445% 2/14/30	EUR	400,000	447,054
4.542% 8/1/26		200,000	197,736
4.687% 6/9/25		180,000	179,107
5.113% 5/3/29		400,000	395,970
5.125% 6/16/25		135,000	134,638
5.8% 3/8/29		200,000	203,825
5.85% 5/17/27		2,785,000	2,832,344
6.125% 3/8/34		554,000	560,592
6.798% 11/7/28		5,840,000	6,154,983
6.86% 6/5/26	GBP	640,000	858,956
OneMain Finance Corp.:
3.875% 9/15/28		850,000	782,753
4% 9/15/30		425,000	376,145
5.375% 11/15/29		94,000	90,406
6.625% 1/15/28		115,000	117,215
7.125% 3/15/26		704,000	717,329
7.125% 11/15/31		60,000	60,626
7.5% 5/15/31		1,155,000	1,194,913
7.875% 3/15/30		215,000	224,864
Synchrony Financial:
3.95% 12/1/27		8,719,000	8,401,161
5.15% 3/19/29		10,194,000	10,153,137
Toyota Motor Credit Corp. 4.55% 8/9/29		370,000	373,111
			176,555,831
Financial Services - 0.3%
Aircastle Ltd. / Aircastle Ireland DAC 5.75% 10/1/31 (b)		4,000,000	4,060,458
Aon Corp. / Aon Global Holdings PLC 5.35% 2/28/33		101,000	104,143
Aviation Capital Group LLC:
4.125% 8/1/25 (b)		107,000	105,805
4.875% 10/1/25 (b)		122,000	121,360
5.375% 7/15/29 (b)		3,000,000	3,033,997
5.5% 12/15/24 (b)		16,000	15,972
Block, Inc.:
2.75% 6/1/26		110,000	105,643
3.5% 6/1/31		233,000	210,323
6.5% 5/15/32 (b)		230,000	238,513
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		630,000	671,738
BP Capital Markets America, Inc.:
2.721% 1/12/32		802,000	706,061
2.772% 11/10/50		276,000	179,205
2.939% 6/4/51		301,000	201,884
3% 2/24/50		278,000	190,035
3.001% 3/17/52		373,000	252,365
3.379% 2/8/61		274,000	189,689
4.812% 2/13/33		2,462,000	2,462,662
4.893% 9/11/33		1,909,000	1,919,613
British Airways Pass Through Trust 2018-1AA equipment trust certificate 3.8% 3/20/33 (b)		13,805	13,203
CNH Industrial Capital LLC 5.45% 10/14/25		327,000	329,233
Consumers 2023 Securitization Funding LLC 5.21% 9/1/31		473,000	488,246
Corebridge Financial, Inc.:
3.9% 4/5/32		6,908,000	6,395,755
4.35% 4/5/42		701,000	603,118
4.4% 4/5/52		2,074,000	1,723,347
Corebridge Global Funding 4.65% 8/20/27 (b)		1,100,000	1,104,845
CRH SMW Finance DAC 5.2% 5/21/29		1,165,000	1,197,441
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.663% 5/15/45 (b)		82,000	81,074
DH Europe Finance II SARL 3.25% 11/15/39		305,000	252,455
Equitable Holdings, Inc. 4.572% 2/15/29 (b)		2,002,000	1,983,637
Essent Group Ltd. 6.25% 7/1/29		3,000,000	3,107,501
Fidelity National Information Services, Inc.:
3.1% 3/1/41		3,540,000	2,659,247
4.5% 8/15/46		58,000	49,760
Fiserv, Inc.:
3.5% 7/1/29		7,395,000	7,081,162
3.85% 6/1/25		1,540,000	1,525,801
5.45% 3/2/28		1,260,000	1,298,547
Freedom Mortgage Corp. 12% 10/1/28 (b)		400,000	435,449
GGAM Finance Ltd.:
6.875% 4/15/29 (b)		145,000	149,632
7.75% 5/15/26 (b)		265,000	271,914
8% 2/15/27 (b)		510,000	531,662
Global Payments, Inc.:
2.9% 5/15/30		422,000	379,874
2.9% 11/15/31		519,000	451,681
3.2% 8/15/29		316,000	293,071
Gn Bondco LLC 9.5% 10/15/31 (b)		4,395,000	4,473,549
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 7.7261% 5/31/25 (b)(d)(e)(f)		7,691,819	6,614,964
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		60,000	52,639
5.25% 5/15/27		183,000	176,366
6.25% 5/15/26		1,391,000	1,383,020
9% 6/15/30 (b)		1,145,000	1,158,513
ILFC E-Capital Trust I CME Term SOFR 3 Month Index + 1.810% 7.159% 12/21/65 (b)(d)(f)		156,000	124,086
Indian Railway Finance Corp. Ltd. 3.57% 1/21/32 (b)		1,010,000	921,625
Jackson Financial, Inc.:
3.125% 11/23/31		750,000	649,030
5.17% 6/8/27		2,958,000	2,998,224
5.67% 6/8/32		3,183,000	3,285,803
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		6,705,000	6,366,045
3% 5/15/32		7,125,000	6,089,278
3.625% 1/15/32		1,194,000	1,072,911
4.375% 2/2/52		1,620,000	1,272,420
5.125% 2/1/28		8,005,000	8,045,369
5.5% 1/15/30		14,915,000	15,023,119
5.75% 4/1/33		3,765,000	3,854,076
6.5% 12/1/52		400,000	421,377
6.75% 3/15/34 (b)		195,000	213,784
7.25% 11/15/53 (b)		581,000	666,953
KfW:
0% 9/17/30 (Reg. S)	EUR	1,250,000	1,186,232
0.75% 1/15/29 (Reg. S)	EUR	800,000	820,018
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	895,000	874,127
LSEG U.S. Finance Corp. 4.875% 3/28/27 (b)		300,000	302,837
MasterCard, Inc.:
3.65% 6/1/49		200,000	161,419
3.85% 3/26/50		97,000	80,523
3.95% 2/26/48		147,000	125,606
Nationstar Mortgage Holdings, Inc.:
5.5% 8/15/28 (b)		95,000	93,293
5.75% 11/15/31 (b)		2,000,000	1,943,178
6% 1/15/27 (b)		809,000	807,543
6.5% 8/1/29 (b)		175,000	176,401
Nationwide Building Society 5.127% 7/29/29 (b)		297,000	302,967
NCR Atleos Corp. 9.5% 4/1/29 (b)		1,202,000	1,324,032
PennyMac Financial Services, Inc.:
4.25% 2/15/29 (b)		1,200,000	1,133,618
5.75% 9/15/31 (b)		575,000	554,499
Penske Truck Leasing Co. LP / PTL Finance Corp.:
1.2% 11/15/25 (b)		83,000	79,447
5.25% 7/1/29 (b)		350,000	357,028
5.35% 3/30/29 (b)		300,000	307,380
5.55% 5/1/28 (b)		5,455,000	5,598,419
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	7,530,467
Power Finance Corp. Ltd.:
1.841% 9/21/28 (Reg. S)	EUR	2,400,000	2,416,051
6.15% 12/6/28 (b)		3,050,000	3,180,578
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc:
3.625% 3/1/29 (b)		265,000	245,980
3.875% 3/1/31 (b)		71,000	64,761
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.:
2.875% 10/15/26 (b)		293,000	278,705
4% 10/15/33 (b)		17,000	14,982
Sammons Financial Group, Inc. 6.875% 4/15/34 (b)		300,000	317,208
Visa, Inc.:
2.7% 4/15/40		183,000	140,247
3.65% 9/15/47		110,000	89,833
4.3% 12/14/45		235,000	213,075
Zegona Finance PLC 6.75% 7/15/29 (b)	EUR	5,675,000	6,422,132
			149,182,858
Insurance - 0.3%
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	400,000	591,646
AFLAC, Inc. 3.6% 4/1/30		73,000	69,712
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (d)	EUR	395,000	387,090
Alleghany Corp. 3.25% 8/15/51		25,000	17,961
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 4.25% 10/15/27 (b)		340,000	327,688
Allianz SE 5.6% 9/3/54 (b)(d)		800,000	798,437
American International Group, Inc.:
4.375% 6/30/50		107,000	92,910
4.75% 4/1/48		61,000	56,164
Aon Corp. 6.25% 9/30/40		7,000	7,635
Arch Capital Finance LLC 4.011% 12/15/26		4,745,000	4,680,246
Argentum Netherlands BV 5.625% 8/15/52 (Reg. S) (d)		3,225,000	3,222,408
Arthur J. Gallagher & Co. 5.75% 7/15/54		180,000	183,547
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	82,897
1.777% 11/15/30		870,000	749,103
Berkshire Hathaway Finance Corp.:
2.5% 1/15/51		355,000	228,715
3.85% 3/15/52		374,000	307,812
Chubb INA Holdings, Inc. 3.15% 3/15/25		1,765,000	1,747,262
Cincinnati Financial Corp. 6.125% 11/1/34		32,000	34,193
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,361,983
5.125% 2/15/34		115,000	115,857
CNO Global Funding 5.875% 6/4/27 (b)		450,000	461,080
Equitable Financial Life Global Funding 1.7% 11/12/26 (b)		10,000	9,395
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		2,100,000	1,472,417
F&G Annuities & Life, Inc. 6.5% 6/4/29		380,000	387,629
F&G Global Funding:
1.75% 6/30/26 (b)		23,000	21,603
5.875% 6/10/27 (b)		3,400,000	3,458,140
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31		4,595,000	4,125,272
5.625% 8/16/32		6,100,000	6,221,708
6% 12/7/33 (b)		3,200,000	3,339,236
Farmers Exchange Capital II 6.151% 11/1/53 (b)(d)		500,000	467,584
Farmers Exchange Capital III 5.454% 10/15/54 (b)(d)		3,335,000	2,905,438
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	500,000	539,557
Fidelity & Guaranty Life Holdings, Inc. 5.5% 5/1/25 (b)		114,000	113,521
Five Corners Funding Trust II 2.85% 5/15/30 (b)		12,846,000	11,724,407
Great-West Lifeco Finance 2018, LP 4.581% 5/17/48 (b)		21,000	18,610
Guardian Life Global Funding 5.737% 10/2/28 (b)		200,000	210,538
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)		7,000	6,344
High Street Funding Trust I % (b)		388,000	375,023
HUB International Ltd. 7.25% 6/15/30 (b)		295,000	308,053
Jackson National Life Global Funding 3.875% 6/11/25 (b)		77,000	76,204
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		9,380,000	9,335,746
Lincoln National Corp.:
3.05% 1/15/30		490,000	450,777
3.4% 1/15/31		2,550,000	2,324,289
6.3% 10/9/37		110,000	118,299
Markel Group, Inc. 4.3% 11/1/47		900,000	741,089
Marsh & McLennan Companies, Inc.:
4.9% 3/15/49		50,000	47,339
5.45% 3/15/53		122,000	124,847
5.45% 3/15/54		299,000	307,145
5.7% 9/15/53		259,000	275,307
MetLife, Inc.:
4.125% 8/13/42		49,000	42,528
5% 7/15/52		270,000	260,010
6.5% 12/15/32		20,000	22,540
Metropolitan Life Global Funding I:
4.3% 8/25/29 (b)		2,000,000	1,985,069
5.15% 3/28/33 (b)		920,000	943,442
Mutual of Omaha Companies Global Funding:
5.35% 4/9/27 (b)		3,250,000	3,311,747
5.45% 12/12/28 (b)		200,000	205,962
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 7.8908% 12/15/24 (b)(d)(f)		5,490,000	5,485,465
New York Life Global Funding:
3% 1/10/28 (b)		107,000	102,629
5% 6/6/29 (b)		3,500,000	3,602,223
New York Life Insurance Co. 6.75% 11/15/39 (b)		8,000	9,267
Northwestern Mutual Global Funding 5.16% 5/28/31 (b)		280,000	290,840
Pacific Life Global Funding II 4.5% 8/28/29 (b)		5,100,000	5,107,159
Pacific Life Insurance Co. 4.3% 10/24/67 (b)(d)		79,000	63,996
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		190,000	197,906
Pricoa Global Funding I:
4.4% 8/27/27 (b)		6,200,000	6,211,859
5.375% 5/15/45 (d)		5,278,000	5,241,517
Principal Financial Group, Inc. 3.7% 5/15/29		37,000	35,736
Principal Life Global Funding II % (b)		17,000	16,574
Protective Life Global Funding:
1.9% 7/6/28 (b)		1,595,000	1,463,014
5.215% 6/12/29 (b)		3,000,000	3,090,750
5.467% 12/8/28 (b)		333,000	345,669
Prudential Financial, Inc.:
3.878% 3/27/28		15,000	14,733
3.905% 12/7/47		251,000	202,148
Prudential Funding Asia PLC:
2.95% 11/3/33 (Reg. S) (d)		2,100,000	1,923,386
3.125% 4/14/30		290,000	269,621
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (d)	GBP	800,000	924,733
6.75% 12/2/44 (Reg. S) (d)		2,025,000	2,025,000
RGA Global Funding 5.448% 5/24/29 (b)		2,000,000	2,062,816
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		165,000	158,074
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		1,200,000	1,197,960
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		2,310,000	1,643,864
4.27% 5/15/47 (b)		43,000	36,441
4.375% 9/15/54 (b)(d)		2,100,000	2,097,145
4.9% 9/15/44 (b)		14,000	13,105
The Chubb Corp. 6% 5/11/37		130,000	143,117
Unum Group:
4% 6/15/29		5,961,000	5,793,092
4.125% 6/15/51		1,830,000	1,400,143
5.75% 8/15/42		2,238,000	2,231,050
W.R. Berkley Corp. 3.55% 3/30/52		94,000	68,703
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		900,000	781,658
			126,052,554
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc.:
4.5% 9/1/26 (b)		570,000	501,725
4.5% 3/15/27 (b)		877,000	759,327
5% 4/30/26		146,000	132,755
Great Ajax Operating Partnership LP 8.875% 9/1/27 (b)		672,000	644,702
Starwood Property Trust, Inc. 7.25% 4/1/29 (b)		300,000	312,277
			2,350,786
TOTAL FINANCIALS			1,786,992,313
HEALTH CARE - 0.8%
Biotechnology - 0.1%
AbbVie, Inc.:
4.05% 11/21/39		11,443,000	10,364,351
4.55% 3/15/35		1,413,000	1,394,021
4.7% 5/14/45		4,915,000	4,620,512
4.875% 11/14/48		335,000	322,034
5.05% 3/15/34		1,492,000	1,537,452
5.35% 3/15/44		695,000	716,723
5.4% 3/15/54		140,000	145,084
Amgen, Inc.:
2.6% 8/19/26		3,835,000	3,701,025
2.8% 8/15/41		125,000	92,369
3.15% 2/21/40		155,000	120,422
4.4% 2/22/62		111,000	92,002
5.25% 3/2/30		4,366,000	4,522,727
5.25% 3/2/33		3,916,000	4,024,384
5.6% 3/2/43		8,292,000	8,474,683
5.65% 3/2/53		1,849,000	1,901,720
5.75% 3/2/63		5,609,000	5,752,746
Biogen, Inc. 2.25% 5/1/30		790,000	697,380
CSL Finance PLC 5.106% 4/3/34 (b)		640,000	653,444
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		174,000	129,190
Gilead Sciences, Inc.:
1.65% 10/1/30		770,000	655,235
2.6% 10/1/40		2,933,000	2,114,916
4.5% 2/1/45		190,000	170,475
4.75% 3/1/46		105,000	97,278
Grifols SA % (b)		1,055,000	1,002,183
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30		195,000	166,706
			53,469,062
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 4.75% 11/30/36		240,000	242,909
AdaptHealth LLC 4.625% 8/1/29 (b)		128,000	116,802
Avantor Funding, Inc. 4.625% 7/15/28 (b)		573,000	557,626
Baxter International, Inc. 3.132% 12/1/51		200,000	133,670
Becton, Dickinson & Co.:
3.7% 6/6/27		168,000	164,625
3.794% 5/20/50		160,000	126,472
4.874% 2/8/29		600,000	609,438
5.11% 2/8/34		45,000	45,696
Hologic, Inc.:
3.25% 2/15/29 (b)		511,000	471,929
4.625% 2/1/28 (b)		33,000	32,226
Medline Borrower LP:
3.875% 4/1/29 (b)		4,202,000	3,969,076
5.25% 10/1/29 (b)		248,000	243,570
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		350,000	360,789
Smith & Nephew PLC 5.15% 3/20/27		250,000	253,574
Solventum Corp.:
5.45% 2/25/27 (b)		156,000	158,184
5.6% 3/23/34 (b)		150,000	152,921
6% 5/15/64 (b)		427,000	427,810
Stryker Corp. 3.375% 11/1/25		430,000	423,462
Teleflex, Inc. 4.25% 6/1/28 (b)		210,000	201,814
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	400,000	457,385
			9,149,978
Health Care Providers & Services - 0.4%
180 Medical, Inc. 3.875% 10/15/29 (b)		500,000	468,873
Acadia Healthcare Co., Inc.:
5% 4/15/29 (b)		273,000	266,021
5.5% 7/1/28 (b)		118,000	117,095
Aetna, Inc.:
4.125% 11/15/42		51,000	41,638
4.5% 5/15/42		6,000	5,214
4.75% 3/15/44		95,000	83,504
AHS Hospital Corp. 2.78% 7/1/51		315,000	210,525
Ascension Health:
2.532% 11/15/29		295,000	271,440
3.106% 11/15/39		610,000	496,320
3.945% 11/15/46		20,000	17,098
Banner Health 1.897% 1/1/31		71,000	60,581
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	1,944,603
Cencora, Inc. 2.7% 3/15/31		5,980,000	5,300,926
Centene Corp.:
2.45% 7/15/28		6,335,000	5,796,206
2.625% 8/1/31		2,980,000	2,527,805
3% 10/15/30		1,673,000	1,486,356
3.375% 2/15/30		5,670,000	5,191,766
4.25% 12/15/27		5,825,000	5,695,103
4.625% 12/15/29		7,750,000	7,539,915
Children's Health System of Texas 2.511% 8/15/50		360,000	229,204
Children's Hospital District of Columbia 2.928% 7/15/50		22,000	14,941
Childrens Hospital Corp. 4.115% 1/1/47		265,000	232,195
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)		744,000	634,577
5.625% 3/15/27 (b)		564,000	545,809
6.875% 4/15/29 (b)		140,000	120,474
Cigna Group:
2.375% 3/15/31		65,000	56,502
2.4% 3/15/30		3,689,000	3,306,696
3.2% 3/15/40		2,430,000	1,873,536
3.25% 4/15/25		355,000	351,216
4.375% 10/15/28		6,825,000	6,786,993
4.5% 2/25/26		2,521,000	2,516,598
CommonSpirit Health:
1.547% 10/1/25		37,000	35,515
2.782% 10/1/30		37,000	33,169
3.91% 10/1/50		36,000	28,597
5.205% 12/1/31		9,840,000	10,020,231
Cottage Health Obligated Group 3.304% 11/1/49		14,000	10,601
CVS Health Corp.:
1.3% 8/21/27		400,000	364,901
1.75% 8/21/30		1,275,000	1,073,240
1.875% 2/28/31		2,540,000	2,104,515
2.7% 8/21/40		9,385,000	6,479,810
4.25% 4/1/50		833,000	654,503
4.3% 3/25/28		152,000	150,169
4.78% 3/25/38		1,320,000	1,212,596
5.125% 2/21/30		260,000	264,095
5.125% 7/20/45		1,965,000	1,774,440
5.25% 2/21/33		70,000	70,420
5.4% 6/1/29		1,000,000	1,027,502
5.773% 1/10/33 (b)		7,475	7,578
5.875% 6/1/53		1,125,000	1,109,749
DaVita, Inc.:
3.75% 2/15/31 (b)		1,956,000	1,741,038
4.625% 6/1/30 (b)		737,000	694,917
Elevance Health, Inc.:
3.6% 3/15/51		427,000	319,206
3.65% 12/1/27		1,260,000	1,232,772
4.101% 3/1/28		1,570,000	1,552,907
4.55% 5/15/52		123,000	107,140
4.625% 5/15/42		1,770,000	1,624,323
4.85% 8/15/54		88,000	77,526
5.15% 6/15/29		2,225,000	2,290,137
Encompass Health Corp.:
4.625% 4/1/31		41,000	38,822
4.75% 2/1/30		366,000	354,854
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	613,436
Hartford Healthcare 3.447% 7/1/54		68,000	50,109
HCA Holdings, Inc.:
2.375% 7/15/31		775,000	659,730
3.5% 9/1/30		555,000	517,470
3.5% 7/15/51		553,000	387,747
4.5% 2/15/27		709,000	706,269
4.625% 3/15/52		260,000	219,996
5.25% 4/15/25		210,000	209,885
5.25% 6/15/26		141,000	141,492
5.25% 6/15/49		510,000	473,366
5.375% 2/1/25		305,000	304,584
5.375% 9/1/26		443,000	446,042
5.45% 4/1/31		3,157,000	3,239,028
5.45% 9/15/34		180,000	182,319
5.5% 6/15/47		590,000	570,492
5.6% 4/1/34		110,000	113,040
5.625% 9/1/28		1,159,000	1,195,247
5.875% 2/15/26		1,652,000	1,665,582
5.95% 9/15/54		485,000	495,789
6% 4/1/54		110,000	113,492
7.75% 7/15/36		2,700,000	3,168,275
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	42,945
Humana, Inc.:
5.375% 4/15/31		200,000	204,817
5.875% 3/1/33		176,000	185,025
5.95% 3/15/34		201,000	212,532
ICON Investments Six Designated Activity 5.809% 5/8/27		800,000	820,555
Kaiser Foundation Hospitals:
2.81% 6/1/41		5,270,000	3,986,117
3.002% 6/1/51		975,000	688,630
Kedrion SpA 6.5% 9/1/29 (b)		989,000	929,660
Laboratory Corp. of America Holdings 3.6% 2/1/25		1,410,000	1,400,479
Memorial Health Services 3.447% 11/1/49		18,000	14,004
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	206,670
4.125% 7/1/52		6,000	5,319
4.2% 7/1/55		22,000	19,229
5% 7/1/42		350,000	349,568
Methodist Hospital 2.705% 12/1/50		820,000	555,405
MidMichigan Health 3.409% 6/1/50		27,000	20,023
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,359,000	972,323
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		100,000	91,945
3.875% 5/15/32 (b)		155,000	139,071
Mount Sinai Hospital:
3.737% 7/1/49		460,000	323,163
3.981% 7/1/48		19,000	14,502
Multicare Health System 2.803% 8/15/50		10,000	6,267
New York & Presbyterian Hospital:
2.606% 8/1/60		20,000	12,089
4.024% 8/1/45		600,000	519,755
4.063% 8/1/56		390,000	334,687
NYU Hospitals Center:
3.38% 7/1/55		32,000	23,513
4.368% 7/1/47		810,000	740,599
OhioHealth Corp. 2.297% 11/15/31		8,505,000	7,262,751
Owens & Minor, Inc.:
4.375% 12/15/24		35,000	35,059
4.5% 3/31/29 (b)		255,000	232,051
6.625% 4/1/30 (b)		134,000	129,683
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	158,038
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		170,000	162,567
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,293,605
2.864% 1/1/52		1,055,000	711,079
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,182,598
2.746% 10/1/26		180,000	172,603
Quest Diagnostics, Inc.:
2.95% 6/30/30		54,000	49,522
4.6% 12/15/27		160,000	161,002
4.625% 12/15/29		4,830,000	4,843,352
4.7% 3/30/45		150,000	138,428
5.75% 1/30/40		93,000	93,090
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		294,535	283,122
Sabra Health Care LP 3.2% 12/1/31		8,620,000	7,476,579
Sentara Healthcare 2.927% 11/1/51		565,000	389,018
Stanford Health Care 3.027% 8/15/51		680,000	486,100
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		165,000	173,303
Sutter Health 4.091% 8/15/48		780,000	671,170
Tenet Healthcare Corp.:
4.25% 6/1/29		1,613,000	1,547,814
4.375% 1/15/30		300,000	286,816
4.625% 6/15/28		2,684,000	2,622,703
5.125% 11/1/27		2,570,000	2,547,636
6.125% 6/15/30		688,000	698,749
6.25% 2/1/27		14,000	14,026
Texas Health Resources:
2.328% 11/15/50		14,000	8,658
4.33% 11/15/55		31,000	27,480
Toledo Hospital 5.325% 11/15/28		2,792,000	2,743,140
UnitedHealth Group, Inc.:
3.05% 5/15/41		2,030,000	1,560,709
3.125% 5/15/60		269,000	178,947
3.25% 5/15/51		4,157,000	2,997,018
3.75% 10/15/47		32,000	25,572
3.875% 8/15/59		366,000	283,292
3.95% 10/15/42		17,000	14,599
4.25% 1/15/29		1,165,000	1,165,513
4.25% 4/15/47		770,000	669,342
4.25% 6/15/48		672,000	579,759
4.5% 4/15/33		5,670,000	5,603,050
4.625% 11/15/41		110,000	103,659
4.75% 5/15/52		201,000	186,531
4.8% 1/15/30		3,285,000	3,353,310
4.95% 5/15/62		80,000	74,615
5.05% 4/15/53		1,231,000	1,192,380
5.2% 4/15/63		8,106,000	7,849,715
5.375% 4/15/54		355,000	358,899
5.75% 7/15/64		677,000	710,702
5.8% 3/15/36		820,000	887,333
5.875% 2/15/53		368,000	397,852
UPMC Health System:
5.035% 5/15/33		800,000	810,135
5.377% 5/15/43		655,000	670,176
Yale-New Haven Health Services 2.496% 7/1/50		28,000	17,630
			186,229,765
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26 (b)		230,000	228,410
5% 5/15/27 (b)		200,000	198,554
5.7% 5/15/28		3,150,000	3,246,800
6.5% 5/15/30 (b)		210,000	217,870
			3,891,634
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc.:
2.1% 6/4/30		86,000	75,465
2.3% 3/12/31		1,245,000	1,079,445
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		347,000	325,158
4.25% 5/1/28 (b)		330,000	318,190
Thermo Fisher Scientific, Inc.:
2.8% 10/15/41		620,000	460,440
5.086% 8/10/33		350,000	361,068
			2,619,766
Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		1,075,000	1,044,738
AstraZeneca Finance LLC 4.875% 3/3/33		430,000	441,358
Bausch Health Americas, Inc.:
8.5% 1/31/27 (b)		87,000	64,380
9.25% 4/1/26 (b)		136,000	122,677
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)		580,000	433,260
5% 2/15/29 (b)		400,000	206,000
5.25% 1/30/30 (b)		825,000	412,500
5.25% 2/15/31 (b)		4,796,000	2,398,000
5.5% 11/1/25 (b)		596,000	573,719
5.75% 8/15/27 (b)		178,000	144,180
6.25% 2/15/29 (b)		1,500,000	795,000
7% 1/15/28 (b)		375,000	226,875
9% 12/15/25 (b)		100,000	92,198
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	450,000	521,116
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		44,740,000	44,224,929
4.375% 12/15/28 (b)		800,000	782,712
4.4% 7/15/44 (b)		3,231,000	2,584,847
4.625% 6/25/38 (b)		570,000	505,652
4.875% 6/25/48 (b)		930,000	791,479
Bayer U.S. Finance LLC:
6.125% 11/21/26 (b)		5,400,000	5,537,189
6.375% 11/21/30 (b)		1,740,000	1,849,900
6.5% 11/21/33 (b)		3,885,000	4,141,274
Bristol-Myers Squibb Co.:
2.35% 11/13/40		407,000	283,236
3.7% 3/15/52		909,000	697,028
3.9% 3/15/62		260,000	198,330
4.125% 6/15/39		300,000	271,697
5.55% 2/22/54		1,835,000	1,894,383
5.65% 2/22/64		1,010,000	1,041,056
6.4% 11/15/63		50,000	57,265
Catalent Pharma Solutions 3.5% 4/1/30 (b)		985,000	961,881
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		1,693,000	1,753,142
Eli Lilly & Co.:
2.25% 5/15/50		97,000	59,677
4.6% 8/14/34		3,066,000	3,074,604
4.7% 2/9/34		1,179,000	1,193,996
4.95% 2/27/63		320,000	312,286
5.2% 8/14/64		50,000	50,641
Haleon U.S. Capital LLC:
3.375% 3/24/27		250,000	243,908
3.625% 3/24/32		1,305,000	1,212,431
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	90,409
Merck & Co., Inc.:
2.9% 12/10/61		140,000	87,506
3.4% 3/7/29		1,400,000	1,354,396
5% 5/17/53		203,000	199,864
Mylan NV:
5.2% 4/15/48		1,415,000	1,212,110
5.4% 11/29/43		1,480,000	1,336,115
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		290,000	277,245
5.125% 4/30/31 (b)		1,210,000	1,133,218
Pfizer Investment Enterprises:
4.75% 5/19/33		411,000	413,210
5.3% 5/19/53		1,325,000	1,331,509
5.34% 5/19/63		959,000	951,737
Pfizer, Inc.:
3.9% 3/15/39		86,000	76,693
4% 12/15/36		51,000	47,681
4.1% 9/15/38		87,000	79,905
4.3% 6/15/43		117,000	105,608
4.4% 5/15/44		280,000	260,299
Roche Holdings, Inc.:
4.79% 3/8/29 (b)		250,000	255,685
5.489% 11/13/30 (b)		1,000,000	1,059,030
Royalty Pharma PLC 1.2% 9/2/25		80,000	77,094
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		2,416,000	2,121,232
3.025% 7/9/40		2,010,000	1,518,277
3.175% 7/9/50		308,000	214,008
5.3% 7/5/34		1,015,000	1,041,750
5.65% 7/5/44		292,000	300,935
5.65% 7/5/54		460,000	469,697
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		8,154,000	8,038,112
5.25% 6/15/46		190,000	164,568
Viatris, Inc.:
2.3% 6/22/27		120,000	112,173
2.7% 6/22/30		5,389,000	4,744,018
3.85% 6/22/40		10,570,000	8,072,228
4% 6/22/50		2,301,000	1,630,945
Wyeth LLC:
5.95% 4/1/37		32,000	34,976
6.5% 2/1/34		118,000	133,618
Zoetis, Inc.:
2% 5/15/30		173,000	150,986
5.6% 11/16/32		141,000	148,625
			120,445,006
TOTAL HEALTH CARE			375,805,211
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems PLC:
3.4% 4/15/30 (b)		3,684,000	3,459,141
5.25% 3/26/31 (b)		224,000	230,665
Bombardier, Inc.:
6% 2/15/28 (b)		4,005,000	4,007,139
7.125% 6/15/26 (b)		713,000	723,726
7.875% 4/15/27 (b)		2,155,000	2,162,329
8.75% 11/15/30 (b)		200,000	218,101
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		220,000	212,300
4.125% 4/15/29 (b)		442,000	422,728
HEICO Corp. 5.25% 8/1/28		1,220,000	1,250,845
Howmet Aerospace, Inc.:
4.85% 10/15/31		4,900,000	4,955,733
5.95% 2/1/37		575,000	623,213
6.75% 1/15/28		345,000	367,282
Huntington Ingalls Industries, Inc. 4.2% 5/1/30		16,000	15,501
L3Harris Technologies, Inc.:
5.25% 6/1/31		1,178,000	1,212,151
5.35% 6/1/34		86,000	88,204
5.4% 1/15/27		3,030,000	3,093,136
5.4% 7/31/33		1,285,000	1,324,691
5.6% 7/31/53		120,000	123,721
Lockheed Martin Corp.:
1.85% 6/15/30		111,000	97,132
4.15% 6/15/53		290,000	247,873
4.5% 5/15/36		230,000	226,012
4.7% 5/15/46		145,000	137,831
Moog, Inc. 4.25% 12/15/27 (b)		360,000	346,747
Northrop Grumman Corp.:
4.7% 3/15/33		47,000	47,082
4.75% 6/1/43		545,000	510,401
4.9% 6/1/34		26,000	26,246
4.95% 3/15/53		449,000	427,101
5.2% 6/1/54		227,000	224,762
Precision Castparts Corp. 4.375% 6/15/45		70,000	63,772
Rolls-Royce PLC 5.75% 10/15/27 (b)		965,000	989,406
RTX Corp.:
1.9% 9/1/31		210,000	175,348
2.375% 3/15/32		1,000,000	851,972
2.82% 9/1/51		571,000	368,534
3.03% 3/15/52		200,000	134,722
4.125% 11/16/28		490,000	483,784
4.35% 4/15/47		4,000	3,462
4.5% 6/1/42		138,000	124,903
5.15% 2/27/33		186,000	190,704
5.375% 2/27/53		126,000	126,087
5.4% 5/1/35		739,000	767,904
6.05% 6/1/36		118,000	128,803
6.4% 3/15/54		100,000	114,773
6.7% 8/1/28		1,990,000	2,147,355
Spirit Aerosystems, Inc. 9.375% 11/30/29 (b)		211,000	228,942
Textron, Inc.:
2.45% 3/15/31		3,245,000	2,807,776
3.9% 9/17/29		83,000	80,229
The Boeing Co.:
2.196% 2/4/26		11,759,000	11,267,140
2.25% 6/15/26		810,000	769,903
2.7% 2/1/27		246,000	233,203
2.75% 2/1/26		50,000	48,339
3.1% 5/1/26		53,000	51,258
3.25% 2/1/35		1,770,000	1,428,110
3.6% 5/1/34		1,235,000	1,051,767
3.625% 2/1/31		2,615,000	2,365,638
3.9% 5/1/49		985,000	701,828
5.04% 5/1/27		700,000	700,927
5.15% 5/1/30		4,430,000	4,418,624
5.805% 5/1/50		8,335,000	7,866,948
5.93% 5/1/60		7,400,000	6,989,730
6.259% 5/1/27 (b)		524,000	539,084
6.298% 5/1/29 (b)		4,226,000	4,413,443
6.388% 5/1/31 (b)		4,709,000	4,960,300
6.528% 5/1/34 (b)		8,312,000	8,803,338
6.858% 5/1/54 (b)		2,554,000	2,749,985
7.008% 5/1/64 (b)		2,679,000	2,885,338
TransDigm, Inc.:
6.375% 3/1/29 (b)		845,000	870,824
6.625% 3/1/32 (b)		550,000	571,984
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)		182,000	170,203
Wesco Aircraft Holdings, Inc. 9% (b)(c)		238,000	95,200
			100,523,383
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	152,800
GXO Logistics, Inc. 6.25% 5/6/29		800,000	834,653
Rand Parent LLC 8.5% 2/15/30 (b)		215,000	215,003
			1,202,456
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		500,000	492,270
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		915,000	835,987
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,580,682
Carrier Global Corp.:
4.5% 11/29/32	EUR	300,000	352,680
5.9% 3/15/34		2,541,000	2,740,968
6.2% 3/15/54		392,000	444,466
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		772,000	790,554
Griffon Corp. 5.75% 3/1/28		431,000	422,528
Jeld-Wen, Inc.:
4.625% 12/15/25 (b)		275,000	274,966
4.875% 12/15/27 (b)		1,426,000	1,378,976
Masco Corp. 1.5% 2/15/28		60,000	54,018
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		290,000	298,019
Owens Corning:
3.95% 8/15/29		130,000	125,791
4.3% 7/15/47		735,000	609,677
Standard Industries, Inc./New Jersey:
3.375% 1/15/31 (b)		92,000	80,452
4.375% 7/15/30 (b)		476,000	445,048
4.75% 1/15/28 (b)		3,884,000	3,776,771
5% 2/15/27 (b)		10,000	9,855
			14,713,708
Commercial Services & Supplies - 0.0%
ACCO Brands Corp. 4.25% 3/15/29 (b)		462,000	430,143
ADT Corp.:
4.125% 8/1/29 (b)		348,000	330,476
4.875% 7/15/32 (b)		853,000	810,852
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	392,394
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		170,000	172,598
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)		1,175,000	1,045,845
Artera Services LLC 8.5% 2/15/31 (b)		480,000	480,546
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		1,030,000	955,261
4.625% 6/1/28 (b)		520,000	481,565
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		160,000	174,332
Clean Harbors, Inc. 6.375% 2/1/31 (b)		45,000	45,986
CoreCivic, Inc. 8.25% 4/15/29		115,000	121,315
Garda World Security Corp. 4.625% 2/15/27 (b)		54,000	52,650
GFL Environmental, Inc.:
3.75% 8/1/25 (b)		118,000	116,700
4% 8/1/28 (b)		325,000	309,806
4.75% 6/15/29 (b)		463,000	448,028
6.75% 1/15/31 (b)		655,000	684,199
Madison IAQ LLC 4.125% 6/30/28 (b)		1,142,000	1,086,613
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	54,308
7.25% 3/15/29 (b)		110,000	106,604
Prime Securities Services Borrower LLC/Prime Finance, Inc.:
3.375% 8/31/27 (b)		385,000	364,516
5.75% 4/15/26 (b)		203,000	203,381
Republic Services, Inc.:
1.45% 2/15/31		58,000	47,937
2.375% 3/15/33		3,000	2,513
Stericycle, Inc. 3.875% 1/15/29 (b)		834,000	809,824
The Ford Foundation 2.815% 6/1/70		85,000	52,936
The GEO Group, Inc. 8.625% 4/15/29		130,000	134,858
Waste Management, Inc. 1.5% 3/15/31		80,000	66,655
Williams Scotsman, Inc.:
4.625% 8/15/28 (b)		110,000	106,070
7.375% 10/1/31 (b)		125,000	131,390
Wrangler Holdco Corp. 6.625% 4/1/32 (b)		580,000	598,823
			10,819,124
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,175,000	1,176,114
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	61,641
Bioceanico Sovereign Certificate Ltd. 0% 6/5/34 (b)		126,736	98,537
Dycom Industries, Inc. 4.5% 4/15/29 (b)		492,000	471,433
Greensaif Pipelines Bidco SARL:
6.1027% 8/23/42 (b)		3,525,000	3,599,906
6.51% 2/23/42 (b)		200,000	213,688
MasTec, Inc.:
4.5% 8/15/28 (b)		297,000	289,045
5.9% 6/15/29		610,000	630,967
6.625% 8/15/29 (b)		43,000	42,027
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/28 (b)		900,000	937,454
Quanta Services, Inc.:
4.75% 8/9/27		1,040,000	1,044,650
5.25% 8/9/34		680,000	685,073
TMS Issuer SARL 5.78% 8/23/32 (Reg. S)		1,160,000	1,212,200
			10,462,735
Electrical Equipment - 0.0%
EnerSys 4.375% 12/15/27 (b)		31,000	30,282
Regal Rexnord Corp.:
6.05% 2/15/26		41,000	41,509
6.05% 4/15/28		83,000	85,767
6.3% 2/15/30		35,000	36,962
6.4% 4/15/33		49,000	52,000
Sensata Technologies BV 4% 4/15/29 (b)		370,000	348,369
Vertiv Group Corp. 4.125% 11/15/28 (b)		526,000	504,934
Wesco Distribution, Inc.:
6.375% 3/15/29 (b)		565,000	579,752
6.625% 3/15/32 (b)		415,000	427,531
7.25% 6/15/28 (b)		1,733,000	1,777,862
			3,884,968
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	1,023,846
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)		58,000	53,142
5.75% 7/15/27 (b)		379,000	370,313
8% 2/15/31 (b)		120,000	119,317
Burlington Northern Santa Fe LLC:
2.875% 6/15/52		537,000	359,618
3.05% 2/15/51		302,000	210,261
3.55% 2/15/50		166,000	128,924
4.375% 9/1/42		73,000	66,243
5.2% 4/15/54		1,082,000	1,087,302
5.4% 6/1/41		150,000	154,147
5.5% 3/15/55		1,135,000	1,187,950
6.15% 5/1/37		21,000	23,551
7.082% 5/13/29		2,000	2,232
Canadian Pacific Railway Co.:
2.875% 11/15/29		265,000	246,017
3.1% 12/2/51		115,000	80,007
CSX Corp.:
4.5% 11/15/52		45,000	40,523
6.15% 5/1/37		1,475,000	1,642,058
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		415,000	424,159
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	750,000	820,900
Norfolk Southern Corp.:
2.9% 8/25/51		175,000	115,222
3.05% 5/15/50		310,000	212,791
3.155% 5/15/55		459,000	307,930
3.95% 10/1/42		105,000	88,593
4.05% 8/15/52		29,000	23,679
5.35% 8/1/54		133,000	133,442
RXO, Inc. 7.5% 11/15/27 (b)		150,000	155,456
Uber Technologies, Inc. 4.5% 8/15/29 (b)		907,000	889,526
Union Pacific Corp.:
2.4% 2/5/30		95,000	86,406
2.973% 9/16/62		150,000	93,925
3.5% 2/14/53		135,000	102,178
3.55% 5/20/61		130,000	94,197
3.6% 9/15/37		1,015,000	891,326
3.839% 3/20/60		319,000	246,977
4.1% 9/15/67		132,000	105,556
XPO, Inc.:
6.25% 6/1/28 (b)		213,000	217,307
7.125% 6/1/31 (b)		645,000	673,826
7.125% 2/1/32 (b)		850,000	889,247
			13,368,094
Industrial Conglomerates - 0.0%
Honeywell International, Inc.:
5.25% 3/1/54		665,000	674,915
5.35% 3/1/64		259,000	264,927
			939,842
Machinery - 0.1%
Allison Transmission, Inc.:
3.75% 1/30/31 (b)		86,000	78,154
4.75% 10/1/27 (b)		7,000	6,853
5.875% 6/1/29 (b)		326,000	326,888
Caterpillar Financial Services Corp. 4.4% 10/15/27		4,000,000	4,023,652
Caterpillar, Inc. 3.25% 9/19/49		344,000	255,726
Chart Industries, Inc. 7.5% 1/1/30 (b)		799,000	839,541
Daimler Trucks Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3219% 9/25/27 (b)(d)(f)		3,000,000	3,002,543
Eaton Corp.:
4.15% 3/15/33		95,000	92,351
4.15% 11/2/42		73,000	64,790
ESAB Corp. 6.25% 4/15/29 (b)		443,000	455,091
Flowserve Corp. 2.8% 1/15/32		405,000	345,674
Hillenbrand, Inc. 3.75% 3/1/31		291,000	258,441
IDEX Corp. 4.95% 9/1/29		2,190,000	2,218,876
OT Merger Corp. 7.875% 10/15/29 (b)		750,000	334,500
Parker Hannifin Corp.:
3.25% 3/1/27		45,000	43,749
4.25% 9/15/27		160,000	159,171
6.25% 5/15/38		12,000	13,373
Pentair Finance SA 4.5% 7/1/29		9,495,000	9,366,335
Terex Corp. 5% 5/15/29 (b)		180,000	174,763
Trinity Industries, Inc. 7.75% 7/15/28 (b)		230,000	241,016
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,490,000	1,453,407
4.7% 9/15/28		10,335,000	10,365,532
5.611% 3/11/34		355,000	369,698
Xylem, Inc. 1.95% 1/30/28		15,000	13,833
			34,503,957
Passenger Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust equipment trust certificate 4.125% 11/15/26 (b)		89,359	88,115
Air Canada 2015-1 Pass Through Trust equipment trust certificate 3.6% 9/15/28 (b)		72,403	69,891
Air Canada 2015-2 Class AA equipment trust certificate 3.75% 6/15/29 (b)		19,655	18,865
Air Canada 2017-1 Pass-Through Trust:
2017-1, 3.3% 7/15/31 (b)		405,288	375,475
equipment trust certificate:
3.55% 7/15/31 (b)		24,248	22,484
3.7% 7/15/27 (b)		48,286	46,622
American Airlines 2015-2 Pass Through Trust equipment trust certificate 4% 3/22/29		54,028	51,323
American Airlines pass-thru trust Series 2017-2 Class AA, 3.35% 4/15/31		337,633	316,080
American Airlines, Inc.:
equipment trust certificate 3.2% 12/15/29		18,908	17,765
3% 4/15/30		25,256	23,563
7.25% 2/15/28 (b)		80,000	80,498
8.5% 5/15/29 (b)		185,000	192,337
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.:
5.5% 4/20/26 (b)		316,179	314,541
5.75% 4/20/29 (b)		1,815,520	1,779,626
British Airways 2018-1 Class A Pass Through Trust equipment trust certificate 4.125% 3/20/33 (b)		41,149	38,661
British Airways 2019-1 Class AA Pass Through Trust equipment trust certificate:
3.3% 6/15/34 (b)		12,933	11,906
3.35% 12/15/30 (b)		25,190	23,595
Delta Air Lines Pass Through Trust 2015-1AA equipment trust certificate 3.625% 1/30/29		72,915	70,148
Delta Air Lines, Inc. 2% 12/10/29		232,051	215,733
JetBlue Airways Corp. 2.75% 11/15/33		1,426,899	1,247,641
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)		230,000	227,325
Jetblue pass-thru certificates Series 2020-1 Class A, 4% 5/15/34		154,194	144,959
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,163,250
5.5% 10/31/46 (b)		1,092,000	932,109
5.5% 7/31/47 (b)		3,767,000	3,218,431
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		144,997	146,343
Southwest Airlines Co. 5.125% 6/15/27		5,340,000	5,385,024
Spirit Airlines 2017-1AA Pass Through Trust equipment trust certificate 3.375% 8/15/31		15,567	13,854
United Airlines 2014-1 Pass Through Trust equipment trust certificate 4% 10/11/27		55,414	53,872
United Airlines 2014-2 Pass Through Trust equipment trust certificate 3.75% 3/3/28		166,797	162,434
United Airlines 2016-2 Class A Pass Through Trust 3.1% 4/7/30		19,327	17,521
United Airlines 2016-2 Class AA Pass Through Trust 2.875% 4/7/30		34,655	32,152
United Airlines 2016-2 Class B Pass Through Trust 3.65% 4/7/27		25,711	25,194
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/33		39,546	36,407
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 2/25/33		33,355	31,701
United Airlines 2024-1 Pass Through Trust Class A:
5.45% 8/15/38		616,000	633,926
5.875% 8/15/38		549,000	558,608
United Airlines Holdings, Inc. 4.875% 1/15/25		65,000	64,676
United Airlines Pass-Through Trust:
Series 2018-1, 3.5% 9/1/31		839,837	782,704
Series 2023-1 Class A, 5.8% 7/15/37		2,766,769	2,859,237
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30		24,595	23,089
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		113,263	111,658
United Airlines, Inc.:
equipment trust certificate Series 2012-2B 4% 4/29/26		99,395	99,072
4.375% 4/15/26 (b)		2,190,000	2,137,153
4.625% 4/15/29 (b)		595,000	566,381
United Airlines, Inc. 2018-1A Pass Through Trust 3.7% 9/1/31		27,186	24,808
United Airlines, Inc. 2019-2AA Pass Through Trust 2.7% 11/1/33		447,601	396,681
			27,853,438
Professional Services - 0.0%
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	307,641
4% 7/1/29 (b)		45,000	43,486
Equifax, Inc.:
2.35% 9/15/31		250,000	213,856
2.6% 12/1/24		2,095,000	2,080,145
4.8% 9/15/29		4,000,000	4,018,327
TriNet Group, Inc.:
3.5% 3/1/29 (b)		165,000	152,638
7.125% 8/15/31 (b)		110,000	114,081
			6,930,174
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25		7,608,000	7,498,851
5.3% 6/25/26		3,000,000	3,033,634
5.85% 12/15/27		970,000	1,004,824
Alta Equipment Group, Inc. 9% 6/1/29 (b)		1,075,000	976,778
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		350,000	359,421
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)		230,000	240,624
7.875% 12/1/30 (b)		165,000	177,076
GATX Corp. 6.05% 6/5/54		97,000	101,595
Herc Holdings, Inc. 5.5% 7/15/27 (b)		372,000	369,282
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	757,314
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	744,586
3.875% 2/15/31		200,000	184,592
4% 7/15/30		175,000	163,632
4.875% 1/15/28		2,540,000	2,505,520
5.25% 1/15/30		195,000	193,470
6.125% 3/15/34 (b)		285,000	291,122
W.W. Grainger, Inc. 4.6% 6/15/45		15,000	14,047
			18,616,368
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA 3.375% 11/27/26 (Reg. S)	GBP	500,000	632,434
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)		241,000	230,452
2.528% 11/18/27 (b)		6,873,000	6,358,754
4.375% 5/1/26 (b)		3,477,000	3,424,908
5.5% 1/15/26 (b)		93,000	93,116
5.75% 3/1/29 (b)		848,000	868,429
5.75% 11/15/29 (b)		2,325,000	2,380,242
6.375% 5/4/28 (b)		6,446,000	6,700,482
DP World Ltd. 2.375% 9/25/26 (b)	EUR	1,430,000	1,540,710
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	700,000	926,617
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	285,865
Sydney Airport Finance Co. Property Ltd. 3.375% 4/30/25 (b)		38,000	37,559
Transurban Finance Co. Pty Ltd. 2.45% 3/16/31 (b)		118,000	101,690
			23,581,258
TOTAL INDUSTRIALS			267,399,505
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Commscope Technologies LLC 5% 3/15/27 (b)		43,000	32,857
CommScope, Inc.:
4.75% 9/1/29 (b)		84,000	67,620
6% 3/1/26 (b)		483,000	464,888
HTA Group Ltd. 7.5% 6/4/29 (b)		405,000	407,612
Hughes Satellite Systems Corp. 6.625% 8/1/26		300,000	161,629
Motorola Solutions, Inc.:
5.4% 4/15/34		1,875,000	1,934,446
5.6% 6/1/32		182,000	189,922
ViaSat, Inc. 5.625% 9/15/25 (b)		1,580,000	1,564,259
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	204,639
			5,027,872
Electronic Equipment, Instruments & Components - 0.0%
Arrow Electronics, Inc.:
4% 4/1/25		19,000	18,848
5.15% 8/21/29		4,000,000	4,014,399
Coherent Corp. 5% 12/15/29 (b)		883,000	853,847
Corning, Inc.:
3.9% 11/15/49		35,000	28,094
5.35% 11/15/48		146,000	144,651
CPI CG, Inc. 10% 7/15/29 (b)		60,000	63,104
Dell International LLC/EMC Corp.:
3.375% 12/15/41		800,000	612,048
5.25% 2/1/28		714,000	732,010
Imola Merger Corp. 4.75% 5/15/29 (b)		517,000	497,595
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		95,000	98,335
Lightning Power LLC 7.25% 8/15/32 (b)		110,000	113,663
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)		621,000	560,736
4.375% 2/15/30 (b)		200,000	188,862
TD SYNNEX Corp.:
1.75% 8/9/26		6,930,000	6,527,932
6.1% 4/12/34		300,000	311,890
Teledyne Technologies, Inc.:
2.25% 4/1/28		580,000	536,309
2.75% 4/1/31		4,505,000	3,988,056
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	122,689
			19,413,068
IT Services - 0.0%
Acuris Finance U.S.:
5% 5/1/28 (b)		200,000	179,035
9% 8/1/29 (b)		125,000	125,000
Amentum Escrow Corp. 7.25% 8/1/32 (b)		140,000	146,384
Arches Buyer, Inc. 4.25% 6/1/28 (b)		323,000	295,152
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	106,279
CDW LLC/CDW Finance Corp.:
3.276% 12/1/28		740,000	692,759
5.1% 3/1/30		5,670,000	5,696,195
CGI, Inc. 1.45% 9/14/26		109,000	102,066
Gartner, Inc.:
3.625% 6/15/29 (b)		65,000	61,369
3.75% 10/1/30 (b)		105,000	97,228
4.5% 7/1/28 (b)		2,057,000	2,020,173
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	914,879
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		330,000	306,837
IBM International Capital 5.3% 2/5/54		345,000	339,680
			11,083,036
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 4.393% 6/1/52		364,000	333,335
Amkor Technology, Inc. 6.625% 9/15/27 (b)		346,000	348,003
ams-OSRAM AG 12.25% 3/30/29 (b)		200,000	213,341
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,489,251
2.45% 2/15/31 (b)		12,454,000	10,866,551
2.6% 2/15/33 (b)		12,129,000	10,167,666
3.137% 11/15/35 (b)		3,848,000	3,216,883
3.187% 11/15/36 (b)		4,372,000	3,617,501
3.419% 4/15/33 (b)		4,197,000	3,739,604
3.469% 4/15/34 (b)		3,080,000	2,721,551
3.5% 2/15/41 (b)		18,731,000	14,965,934
4% 4/15/29 (b)		1,410,000	1,375,416
5.05% 7/12/27		1,450,000	1,472,202
5.05% 7/12/29		3,000,000	3,058,526
Entegris, Inc.:
3.625% 5/1/29 (b)		324,000	298,312
4.375% 4/15/28 (b)		325,000	312,177
5.95% 6/15/30 (b)		643,000	651,719
Foundry JV Holdco LLC 6.15% 1/25/32 (b)		425,000	437,604
Intel Corp.:
3.1% 2/15/60		120,000	70,579
3.2% 8/12/61		90,000	52,893
3.25% 11/15/49		201,000	130,639
5.625% 2/10/43		385,000	373,743
5.7% 2/10/53		78,000	74,595
5.9% 2/10/63		465,000	451,795
KLA Corp.:
3.3% 3/1/50		646,000	477,610
4.65% 7/15/32		130,000	131,283
5% 3/15/49		83,000	80,686
Lam Research Corp. 3.125% 6/15/60		82,000	54,897
Marvell Technology, Inc.:
2.95% 4/15/31		100,000	89,347
5.75% 2/15/29		460,000	479,358
NVIDIA Corp. 3.5% 4/1/40		100,000	86,574
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.5% 5/11/31		190,000	163,670
2.65% 2/15/32		154,000	132,107
3.125% 2/15/42		85,000	61,945
3.25% 5/11/41		146,000	109,688
3.4% 5/1/30		150,000	139,812
5% 1/15/33		43,000	42,952
ON Semiconductor Corp. 3.875% 9/1/28 (b)		321,000	305,066
Qorvo, Inc. 4.375% 10/15/29		290,000	279,270
Qualcomm, Inc.:
4.25% 5/20/32		25,000	24,675
4.5% 5/20/52		65,000	58,777
Synaptics, Inc. 4% 6/15/29 (b)		110,000	102,962
Teledyne FLIR LLC 2.5% 8/1/30		1,215,000	1,072,617
Texas Instruments, Inc.:
2.7% 9/15/51		267,000	177,443
3.875% 3/15/39		47,000	43,185
4.1% 8/16/52		109,000	94,282
4.15% 5/15/48		8,000	7,003
5.05% 5/18/63		256,000	251,737
5.15% 2/8/54		780,000	788,832
TSMC Arizona Corp. 2.5% 10/25/31		702,000	613,373
			66,308,971
Software - 0.1%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		135,000	135,673
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		127,000	120,718
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		210,000	216,823
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	114,547
Elastic NV 4.125% 7/15/29 (b)		320,000	298,142
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	477,508
Gen Digital, Inc. 5% 4/15/25 (b)		370,000	368,577
Intuit, Inc. 1.35% 7/15/27		200,000	184,970
Microsoft Corp. 2.5% 9/15/50		241,000	158,436
NCR Voyix Corp.:
5% 10/1/28 (b)		382,000	377,541
5.125% 4/15/29 (b)		103,000	101,007
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	464,579
3.875% 12/1/29 (b)		370,000	341,107
6.9% 12/1/27 (b)		970,000	1,018,482
Oracle Corp.:
2.3% 3/25/28		178,000	165,193
2.8% 4/1/27		1,465,000	1,408,019
2.95% 5/15/25		1,185,000	1,168,023
3.6% 4/1/50		1,603,000	1,170,347
3.65% 3/25/41		255,000	203,683
3.85% 7/15/36		51,000	44,841
3.85% 4/1/60		6,574,000	4,749,610
3.9% 5/15/35		45,000	40,623
3.95% 3/25/51		455,000	351,837
4% 7/15/46		298,000	237,146
4.125% 5/15/45		2,194,000	1,789,908
4.3% 7/8/34		16,000	15,129
4.375% 5/15/55		25,000	20,538
5.55% 2/6/53		2,504,000	2,481,831
6.9% 11/9/52		547,000	637,128
RingCentral, Inc. 8.5% 8/15/30 (b)		238,000	254,312
Roper Technologies, Inc.:
1.75% 2/15/31		200,000	166,734
4.75% 2/15/32		160,000	159,859
4.9% 10/15/34		630,000	624,259
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	853,987
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		1,336,000	1,334,620
VMware, Inc. 4.65% 5/15/27		141,000	141,207
Workday, Inc.:
3.5% 4/1/27		405,000	396,124
3.7% 4/1/29		1,400,000	1,352,876
			24,145,944
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.65% 2/8/51		497,000	338,406
2.7% 8/5/51		775,000	524,834
3.25% 2/23/26		2,345,000	2,312,902
3.45% 2/9/45		82,000	67,561
3.75% 11/13/47		29,000	24,343
3.85% 8/4/46		1,155,000	996,130
Hewlett Packard Enterprise Co. 5.25% 7/1/28		271,000	277,271
Seagate HDD Cayman:
3.125% 7/15/29		64,000	56,383
4.091% 6/1/29		96,000	91,408
4.125% 1/15/31		106,000	96,235
8.25% 12/15/29		1,078,000	1,168,466
8.5% 7/15/31		12,000	13,049
9.625% 12/1/32		102,965	118,762
Xerox Holdings Corp. 8.875% 11/30/29 (b)		180,000	168,894
			6,254,644
TOTAL INFORMATION TECHNOLOGY			132,233,535
MATERIALS - 0.4%
Chemicals - 0.1%
Avient Corp. 7.125% 8/1/30 (b)		307,000	319,550
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		393,000	386,696
Braskem Idesa SAPI 6.99% 2/20/32 (b)		200,000	155,938
Braskem Netherlands BV:
4.5% 1/10/28 (b)		245,000	228,724
8.5% 1/12/31 (b)		2,878,000	3,003,769
Celanese U.S. Holdings LLC:
6.35% 11/15/28		3,358,000	3,532,998
6.379% 7/15/32		150,000	158,556
6.55% 11/15/30		3,406,000	3,652,598
6.7% 11/15/33		1,991,000	2,152,272
CF Industries Holdings, Inc.:
4.95% 6/1/43		624,000	571,890
5.15% 3/15/34		82,000	81,761
DuPont de Nemours, Inc.:
5.319% 11/15/38		121,000	129,868
5.419% 11/15/48		590,000	640,734
E.I. du Pont de Nemours & Co. 4.8% 5/15/33		255,000	255,680
Ecolab, Inc.:
2.125% 2/1/32		35,000	29,972
2.125% 8/15/50		181,000	106,714
Element Solutions, Inc. 3.875% 9/1/28 (b)		311,000	294,055
FMC Corp.:
4.5% 10/1/49		1,495,000	1,194,312
5.65% 5/18/33		7,090,000	7,252,588
INEOS Quattro Finance 2 PLC:
3.375% 1/15/26 (b)		275,000	266,528
9.625% 3/15/29 (b)		225,000	242,684
International Flavors & Fragrances, Inc.:
2.3% 11/1/30 (b)		3,815,000	3,307,749
3.468% 12/1/50 (b)		1,475,000	1,022,029
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		136,500	111,930
Kraton Performance Polymers, Inc. 5% 7/15/27 (b)		3,000,000	3,037,531
LSB Industries, Inc. 6.25% 10/15/28 (b)		120,000	117,598
LYB International Finance BV:
4.875% 3/15/44		1,000,000	908,018
5.25% 7/15/43		450,000	426,259
LYB International Finance III LLC 3.375% 10/1/40		668,000	514,313
Methanex Corp.:
5.125% 10/15/27		320,000	314,983
5.25% 12/15/29		155,000	152,342
5.65% 12/1/44		105,000	93,787
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)		27,000	24,627
5% 5/1/25 (b)		1,246,000	1,238,469
5.25% 6/1/27 (b)		205,000	202,362
9% 2/15/30 (b)		190,000	204,085
Nufarm Australia Ltd. 5% 1/27/30 (b)		280,000	259,512
Nutrien Ltd.:
2.95% 5/13/30		81,000	74,534
3.95% 5/13/50		90,000	70,902
4.125% 3/15/35		14,000	12,849
4.9% 3/27/28		1,590,000	1,611,381
4.9% 6/1/43		1,325,000	1,225,893
5.2% 6/21/27		2,435,000	2,480,088
OCI NV 3.625% 10/15/25 (Reg. S)	EUR	973,800	1,069,400
OCP SA:
3.75% 6/23/31 (b)		269,000	240,923
6.75% 5/2/34 (b)		2,395,000	2,553,669
7.5% 5/2/54 (b)		290,000	310,721
Olin Corp.:
5% 2/1/30		195,000	188,496
5.125% 9/15/27		700,000	691,530
5.625% 8/1/29		195,000	194,420
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)		200,000	213,038
Sasol Financing U.S.A. LLC 4.375% 9/18/26		810,000	779,625
Sherwin-Williams Co. 4.5% 6/1/47		210,000	186,111
Solvay Finance America LLC 5.65% 6/4/29 (b)		2,000,000	2,063,966
SPCM SA 3.125% 3/15/27 (b)		115,000	107,435
The Chemours Co. LLC:
4.625% 11/15/29 (b)		640,000	563,015
5.75% 11/15/28 (b)		398,000	372,962
The Scotts Miracle-Gro Co.:
4% 4/1/31		2,921,000	2,616,889
4.375% 2/1/32		625,000	561,678
4.5% 10/15/29		525,000	497,297
5.25% 12/15/26		59,000	58,657
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		34,000	29,281
Tronox, Inc. 4.625% 3/15/29 (b)		290,000	264,285
Union Carbide Corp. 7.75% 10/1/96		38,000	47,827
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		410,000	400,938
7.375% 3/1/31 (b)		40,000	41,548
			56,122,839
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		65,000	65,836
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)		498,000	484,456
Knife River Holding Co. 7.75% 5/1/31 (b)		292,000	309,136
Martin Marietta Materials, Inc.:
2.4% 7/15/31		800,000	688,095
2.5% 3/15/30		400,000	361,005
Smyrna Ready Mix Concrete LLC:
6% 11/1/28 (b)		505,000	503,983
8.875% 11/15/31 (b)		200,000	214,680
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (b)		352,000	348,443
7.25% 1/15/31 (b)		85,000	89,356
VM Consolidated, Inc. 5.5% 4/15/29 (b)		180,000	175,180
Vulcan Materials Co. 4.5% 6/15/47		350,000	304,896
			3,545,066
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)		280,000	254,044
6% 6/15/27 (b)		85,000	84,751
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		834,000	719,276
5.25% 8/15/27 (b)		725,000	436,122
5.25% 8/15/27 (b)		825,000	496,276
Ball Corp.:
2.875% 8/15/30		55,000	48,612
3.125% 9/15/31		395,000	345,345
6% 6/15/29		2,079,000	2,139,204
Berry Global, Inc.:
1.57% 1/15/26		1,675,000	1,601,512
1.65% 1/15/27		179,000	166,754
4.875% 7/15/26 (b)		1,888,000	1,868,118
5.5% 4/15/28		4,810,000	4,883,072
5.8% 6/15/31 (b)		1,690,000	1,739,552
Graphic Packaging International, Inc.:
3.5% 3/15/28 (b)		49,000	46,171
3.5% 3/1/29 (b)		175,000	162,541
3.75% 2/1/30 (b)		295,000	272,842
4.75% 7/15/27 (b)		64,000	62,958
6.375% 7/15/32 (b)		230,000	235,159
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	39,244
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		642,000	663,783
Owens-Brockway Glass Container, Inc.:
6.625% 5/13/27 (b)		411,000	411,979
7.25% 5/15/31 (b)		160,000	161,900
Packaging Corp. of America 3.05% 10/1/51		108,000	74,049
Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)		2,350,000	2,232,647
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4% 10/15/27 (b)		966,000	922,252
Sealed Air Corp.:
1.573% 10/15/26 (b)		2,750,000	2,556,885
4% 12/1/27 (b)		229,000	220,780
5% 4/15/29 (b)		350,000	343,285
6.875% 7/15/33 (b)		210,000	224,763
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)		340,000	345,349
7.25% 2/15/31 (b)		215,000	225,942
TriMas Corp. 4.125% 4/15/29 (b)		131,000	122,095
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		315,000	311,003
WRKCo, Inc. 4.65% 3/15/26		88,000	87,604
			24,505,869
Metals & Mining - 0.2%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)		110,000	104,802
5.5% 12/15/27 (b)		200,000	199,562
6.125% 5/15/28 (b)		200,000	202,579
7.125% 3/15/31 (b)		45,000	47,323
Anglo American Capital PLC:
4.5% 3/15/28 (b)		200,000	198,250
5.625% 4/1/30 (b)		844,000	869,639
Arsenal AIC Parent LLC:
8% 10/1/30 (b)		65,000	69,884
11.5% 10/1/31 (b)		895,000	1,012,244
ATI, Inc.:
4.875% 10/1/29		70,000	67,878
5.875% 12/1/27		348,000	348,684
Barrick North America Finance LLC:
5.7% 5/30/41		2,830,000	2,920,048
5.75% 5/1/43		475,000	489,801
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,340,000	1,416,378
BHP Billiton Financial (U.S.A.) Ltd. 4.9% 2/28/33		103,000	104,330
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (b)		162,000	163,803
Carpenter Technology Corp. 6.375% 7/15/28		209,000	209,199
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		194,000	181,928
4.875% 3/1/31 (b)		110,000	101,022
5.875% 6/1/27		318,000	317,363
6.75% 4/15/30 (b)		305,000	309,219
7% 3/15/32 (b)		105,000	105,447
Commercial Metals Co. 3.875% 2/15/31		235,000	213,175
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		120,000	116,701
Constellium NV 6.375% 8/15/32 (b)		250,000	253,750
Corporacion Nacional del Cobre de Chile (Codelco):
5.125% 2/2/33		350,000	344,203
6.3% 9/8/53 (b)		200,000	207,938
6.44% 1/26/36 (b)		200,000	214,438
ERO Copper Corp. 6.5% 2/15/30 (b)		370,000	360,561
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)		825,000	815,975
9.375% 3/1/29 (b)		485,000	516,042
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)		5,000	4,836
Freeport-McMoRan, Inc.:
4.125% 3/1/28		960,000	942,352
4.375% 8/1/28		6,105,000	6,020,810
4.625% 8/1/30		824,000	815,028
5.25% 9/1/29		305,000	309,210
5.4% 11/14/34		570,000	581,079
Glencore Finance Canada Ltd. 6.9% 11/15/37 (b)		2,000	2,234
Glencore Funding LLC:
2.5% 9/1/30 (b)		40,000	35,144
2.625% 9/23/31 (b)		260,000	221,793
2.85% 4/27/31 (b)		1,069,000	935,859
3.875% 10/27/27 (b)		137,000	133,627
5.371% 4/4/29 (b)		70,000	71,417
5.634% 4/4/34 (b)		2,175,000	2,214,700
6.375% 10/6/30 (b)		1,060,000	1,132,772
Hecla Mining Co. 7.25% 2/15/28		775,000	788,262
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	54,240
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		512,000	486,218
Kinross Gold Corp.:
4.5% 7/15/27		8,660,000	8,623,173
6.25% 7/15/33		5,585,000	5,973,871
Mineral Resources Ltd.:
8% 11/1/27 (b)		530,000	538,335
9.25% 10/1/28 (b)		775,000	818,746
Newmont Corp.:
2.25% 10/1/30		2,192,000	1,943,797
2.8% 10/1/29		3,765,000	3,495,602
5.45% 6/9/44		185,000	186,733
Newmont Corp. / Newcrest Finance Pty Ltd. 5.35% 3/15/34 (b)		10,810,000	11,184,699
Novelis Corp.:
3.25% 11/15/26 (b)		245,000	235,799
3.875% 8/15/31 (b)		137,000	122,836
Nucor Corp. 3.95% 5/1/28		1,700,000	1,680,235
PT Indonesia Asahan Aluminium 6.53% 11/15/28 (b)		1,950,000	2,053,594
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40		68,000	68,583
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42		160,000	140,401
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	28,534
Southern Copper Corp. 5.875% 4/23/45		455,000	467,262
Steel Dynamics, Inc. 3.45% 4/15/30		8,400,000	7,849,327
United States Steel Corp. 6.875% 3/1/29		167,000	168,389
Vale Overseas Ltd.:
6.125% 6/12/33		155,000	162,324
6.4% 6/28/54		436,000	444,720
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		175,000	159,647
			73,578,354
Paper & Forest Products - 0.0%
LABL, Inc. 6.75% 7/15/26 (b)		224,000	222,882
TOTAL MATERIALS			157,975,010
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		33,000	25,897
2.95% 3/15/34		1,105,000	934,179
4.9% 12/15/30		5,395,000	5,455,171
5.15% 4/15/53		31,000	28,498
American Assets Trust LP 3.375% 2/1/31		3,370,000	2,865,447
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	594,511
3.375% 7/15/51		1,089,000	747,894
3.625% 4/15/32		2,835,000	2,578,076
4.3% 4/15/52		3,020,000	2,434,645
American Tower Corp.:
1.45% 9/15/26		82,000	76,908
1.875% 10/15/30		492,000	417,550
2.7% 4/15/31		1,553,000	1,367,187
2.9% 1/15/30		2,000	1,831
2.95% 1/15/51		25,000	16,514
3.1% 6/15/50		3,000	2,045
AvalonBay Communities, Inc. 3.35% 5/15/27		15,000	14,621
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	5,075,658
Brixmor Operating Partnership LP:
2.25% 4/1/28		2,350,000	2,151,919
2.5% 8/16/31		4,020,000	3,427,576
4.05% 7/1/30		12,288,000	11,771,201
4.125% 6/15/26		5,706,000	5,637,420
4.125% 5/15/29		6,724,000	6,522,154
5.75% 2/15/35		310,000	320,824
Camden Property Trust 3.15% 7/1/29		146,000	137,650
Corporate Office Properties LP:
2% 1/15/29		600,000	527,699
2.25% 3/15/26		1,820,000	1,744,983
2.75% 4/15/31		6,209,000	5,325,690
2.9% 12/1/33		490,000	400,781
Crown Castle, Inc.:
2.25% 1/15/31		1,515,000	1,293,446
2.5% 7/15/31		55,000	47,071
2.9% 3/15/27		125,000	119,852
CubeSmart LP 2.25% 12/15/28		865,000	785,513
Diversified Healthcare Trust:
4.375% 3/1/31		350,000	267,947
4.75% 2/15/28		2,792,000	2,453,326
9.75% 6/15/25		88,000	88,157
Doc Dr LLC 3.95% 1/15/28		136,000	132,998
Equinix, Inc.:
2.15% 7/15/30		268,000	234,006
2.5% 5/15/31		573,000	497,966
3.2% 11/18/29		91,000	84,973
3.9% 4/15/32		1,290,000	1,215,107
ERP Operating LP 3.25% 8/1/27		15,000	14,573
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32		6,471,000	5,648,232
4% 1/15/30		526,000	497,096
4% 1/15/31		240,000	222,331
5.25% 6/1/25		200,000	199,488
5.375% 4/15/26		4,955,000	4,958,231
5.75% 6/1/28		4,360,000	4,451,861
6.25% 9/15/54		745,000	764,200
Goodman U.S. Finance Three, LLC 3.7% 3/15/28 (b)		57,000	54,967
Healthcare Realty Holdings LP:
2.05% 3/15/31		265,000	214,891
3.1% 2/15/30		2,015,000	1,833,173
3.5% 8/1/26		2,311,000	2,257,874
3.625% 1/15/28		1,692,000	1,608,400
3.875% 5/1/25		2,215,000	2,194,320
Healthpeak OP, LLC:
2.125% 12/1/28		30,000	27,158
3% 1/15/30		1,679,000	1,548,162
Hudson Pacific Properties LP:
3.25% 1/15/30		2,705,000	1,998,173
4.65% 4/1/29		10,703,000	8,847,986
Invitation Homes Operating Partnership LP:
2% 8/15/31		3,991,000	3,295,250
4.15% 4/15/32		4,260,000	4,013,895
Iron Mountain, Inc.:
4.5% 2/15/31 (b)		39,000	36,611
4.875% 9/15/27 (b)		506,000	496,824
4.875% 9/15/29 (b)		1,243,000	1,206,416
5.25% 3/15/28 (b)		223,000	220,538
5.25% 7/15/30 (b)		75,000	73,106
Kilroy Realty LP 2.65% 11/15/33		755,000	578,098
Kimco Realty OP, LLC:
1.9% 3/1/28		3,540,000	3,225,583
3.2% 4/1/32		1,340,000	1,193,311
4.6% 2/1/33		3,535,000	3,454,893
Kite Realty Group Trust:
4% 3/15/25		6,865,000	6,794,967
4.75% 9/15/30		10,799,000	10,695,644
LXP Industrial Trust (REIT):
2.7% 9/15/30		894,000	783,864
6.75% 11/15/28		455,000	482,786
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		2,265,000	1,547,116
5% 10/15/27		1,375,000	1,166,994
5.25% 8/1/26		495,000	465,621
NNN (REIT), Inc.:
3% 4/15/52		638,000	411,074
3.5% 4/15/51		151,000	109,165
3.6% 12/15/26		47,000	46,043
4.3% 10/15/28		23,000	22,700
5.5% 6/15/34		90,000	92,046
5.6% 10/15/33		50,000	51,410
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,977,000	5,057,311
3.375% 2/1/31		3,399,000	3,029,967
3.625% 10/1/29		7,647,000	7,116,231
4.5% 1/15/25		2,793,000	2,781,080
4.5% 4/1/27		1,500,000	1,482,093
4.75% 1/15/28		7,569,000	7,503,652
5.25% 1/15/26		5,841,000	5,841,036
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		80,000	82,002
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34		1,063,000	1,094,526
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	1,079,638
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S)	EUR	200,000	227,833
Prologis LP:
1.75% 7/1/30		143,000	123,102
2.125% 10/15/50		43,000	23,920
3% 4/15/50		150,000	102,494
4.75% 6/15/33		165,000	164,957
Public Storage Operating Co.:
2.25% 11/9/31		40,000	34,207
5.1% 8/1/33		171,000	174,987
Realty Income Corp.:
1.8% 3/15/33		32,000	25,112
2.2% 6/15/28		791,000	727,888
2.7% 2/15/32		7,532,000	6,500,814
2.85% 12/15/32		1,553,000	1,335,284
3.1% 12/15/29		6,235,000	5,826,815
3.25% 1/15/31		1,193,000	1,095,679
3.4% 1/15/28		5,340,000	5,155,713
3.4% 1/15/30		1,460,000	1,374,214
4.125% 10/15/26		20,000	19,833
5.375% 9/1/54		265,000	261,357
Regency Centers LP 3.7% 6/15/30		177,000	168,616
Retail Opportunity Investments Partnership LP 4% 12/15/24		877,000	872,590
RHP Hotel Properties LP/RHP Finance Corp.:
4.75% 10/15/27		213,000	208,656
6.5% 4/1/32 (b)		1,400,000	1,442,025
7.25% 7/15/28 (b)		334,000	347,319
Safehold Operating Partnership LP:
2.8% 6/15/31		146,000	126,739
2.85% 1/15/32		145,000	124,285
SBA Communications Corp.:
3.125% 2/1/29		956,000	879,727
3.875% 2/15/27		400,000	386,954
Service Properties Trust 5.5% 12/15/27		100,000	94,068
Simon Property Group LP:
2.45% 9/13/29		1,975,000	1,796,538
3.25% 9/13/49		168,000	119,212
Store Capital LLC:
2.75% 11/18/30		1,957,000	1,692,186
4.625% 3/15/29		2,475,000	2,407,760
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,401,880
2.7% 7/15/31		11,527,000	9,871,312
5.5% 1/15/29		1,510,000	1,543,346
UDR, Inc.:
1.9% 3/15/33		14,000	11,032
2.1% 8/1/32		47,000	38,182
5.125% 9/1/34		140,000	139,465
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75% 4/15/28 (b)		585,000	514,366
Ventas Realty LP:
3% 1/15/30		10,008,000	9,159,119
3.25% 10/15/26		6,000	5,819
3.5% 2/1/25		13,000	12,881
3.85% 4/1/27		518,000	507,746
4% 3/1/28		2,712,000	2,652,988
4.125% 1/15/26		1,630,000	1,612,859
4.75% 11/15/30		13,000,000	12,994,046
5.625% 7/1/34		405,000	419,378
VICI Properties LP:
4.375% 5/15/25		749,000	741,934
4.75% 2/15/28		6,736,000	6,709,493
4.95% 2/15/30		8,248,000	8,218,403
5.125% 5/15/32		2,477,000	2,448,520
5.75% 4/1/34		855,000	880,698
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)		125,000	123,598
3.75% 2/15/27 (b)		487,000	472,194
3.875% 2/15/29 (b)		912,000	865,653
4.125% 8/15/30 (b)		713,000	671,628
4.25% 12/1/26 (b)		2,229,000	2,200,383
4.5% 9/1/26 (b)		400,000	396,333
4.5% 1/15/28 (b)		610,000	599,106
4.625% 6/15/25 (b)		65,000	64,425
4.625% 12/1/29 (b)		1,817,000	1,767,555
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,666,889
3.4% 6/1/31		6,373,000	5,411,540
Welltower OP LLC:
2.7% 2/15/27		2,590,000	2,491,553
2.75% 1/15/31		8,865,000	7,887,798
Weyerhaeuser Co. 4% 11/15/29		1,485,000	1,440,847
WP Carey, Inc.:
2.25% 4/1/33		3,969,000	3,191,512
2.4% 2/1/31		2,070,000	1,778,783
3.85% 7/15/29		1,725,000	1,660,178
4.25% 10/1/26		63,000	62,306
4.25% 7/23/32	EUR	100,000	112,659
			307,286,789
Real Estate Management & Development - 0.2%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	733,500	328,784
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S) (d)	EUR	300,000	102,885
5% 4/27/27 (Reg. S) (d)	EUR	3,100,000	1,065,716
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	2,340,555
2.625% 10/20/28 (Reg. S)	GBP	350,000	408,165
Brandywine Operating Partnership LP:
3.95% 11/15/27		5,608,000	5,253,725
4.55% 10/1/29		1,707,000	1,564,079
8.05% 3/15/28		6,570,000	6,990,992
8.875% 4/12/29		4,381,000	4,761,039
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	12,684,754
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	200,000	222,877
Essex Portfolio LP:
1.7% 3/1/28		515,000	466,888
2.65% 3/15/32		115,000	98,710
5.5% 4/1/34		525,000	538,867
Extra Space Storage LP:
2.2% 10/15/30		2,096,000	1,810,407
2.35% 3/15/32		168,000	139,334
3.9% 4/1/29		610,000	589,675
5.5% 7/1/30		57,000	59,169
Global Towers Partners Acquisition Partners I LLC 3.482% 6/15/50 (b)		105,000	103,712
Greystar Real Estate Partners 7.75% 9/1/30 (b)		50,000	53,204
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	758,689
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	710,551
Host Hotels & Resorts LP:
2.9% 12/15/31		840,000	724,217
5.7% 7/1/34		750,000	760,322
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	276,371
4.375% 2/1/31 (b)		385,000	345,093
5.375% 8/1/28 (b)		850,000	826,643
Kennedy-Wilson, Inc. 4.75% 2/1/30		225,000	198,548
Logicor Financing SARL 4.25% 7/18/29 (Reg. S)	EUR	600,000	669,257
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,414,406
Mid-America Apartments LP 4.2% 6/15/28		82,000	81,001
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	400,000	340,463
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	421,093
Tanger Properties LP:
2.75% 9/1/31		4,140,000	3,527,744
3.125% 9/1/26		3,497,000	3,363,314
3.875% 7/15/27		13,369,000	12,985,031
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		1,400,000	1,383,529
5.75% 1/15/28 (b)		280,000	282,330
5.875% 6/15/27 (b)		1,500,000	1,518,077
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	822,343
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)		328,000	318,076
			71,310,635
TOTAL REAL ESTATE			378,597,424
UTILITIES - 0.8%
Electric Utilities - 0.5%
AEP Texas, Inc.:
2.1% 7/1/30		3,673,000	3,189,827
3.45% 5/15/51		629,000	436,432
3.8% 10/1/47		1,056,000	800,484
5.4% 6/1/33		932,000	940,316
AEP Transmission Co. LLC:
3.15% 9/15/49		639,000	446,031
3.65% 4/1/50		219,000	167,200
3.75% 12/1/47		850,000	662,141
3.8% 6/15/49		549,000	428,948
4% 12/1/46		375,000	311,382
4.5% 6/15/52		89,000	77,846
5.15% 4/1/34		2,000,000	2,035,155
Alabama Power Co.:
3.05% 3/15/32		95,000	85,276
3.75% 3/1/45		1,436,000	1,154,033
3.85% 12/1/42		700,000	586,181
4.1% 1/15/42		225,000	190,441
4.3% 7/15/48		10,000	8,583
5.5% 3/15/41		36,000	36,442
5.85% 11/15/33		125,000	134,364
6.125% 5/15/38		861,000	944,041
Alliant Energy Finance LLC:
1.4% 3/15/26 (b)		2,300,000	2,169,430
5.4% 6/6/27 (Alliant Energy Corp. Insured) (b)		2,150,000	2,195,385
Amprion GmbH:
3.125% 8/27/30 (Reg. S)	EUR	300,000	327,567
3.625% 5/21/31 (Reg. S)	EUR	200,000	223,888
Arizona Public Service Co.:
2.2% 12/15/31		2,440,000	2,037,725
2.6% 8/15/29		340,000	311,862
3.5% 12/1/49		1,100,000	789,194
3.75% 5/15/46		825,000	631,351
4.25% 3/1/49		29,000	23,968
4.7% 1/15/44		4,000	3,474
6.35% 12/15/32		3,735,000	4,053,903
Atlantic City Electric Co. 2.3% 3/15/31		425,000	367,065
Baltimore Gas & Electric Co.:
2.9% 6/15/50		49,000	32,358
3.2% 9/15/49		385,000	269,306
3.75% 8/15/47		96,000	75,406
4.25% 9/15/48		368,000	311,851
5.4% 6/1/53		145,000	146,506
5.65% 6/1/54		170,000	177,648
CenterPoint Energy Houston Electric LLC:
2.9% 7/1/50		58,000	38,083
3.95% 3/1/48		1,205,000	970,202
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		225,000	204,160
4.75% 3/15/28 (b)		60,000	58,290
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	4,055,701
Comision Federal de Electricidad:
3.348% 2/9/31 (b)		549,000	472,655
4.688% 5/15/29 (b)		2,277,000	2,193,747
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	244,026
3.7% 3/1/45		1,190,000	950,555
4% 3/1/48		8,000	6,562
4.35% 11/15/45		415,000	367,174
4.9% 2/1/33		945,000	956,310
5.3% 2/1/53		95,000	93,905
Connecticut Light & Power Co. 4% 4/1/48		69,000	57,474
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47		37,000	29,556
4.125% 5/15/49		20,000	16,583
4.5% 5/15/58		23,000	19,786
4.625% 12/1/54		490,000	437,541
4.65% 12/1/48		139,000	125,675
5.7% 12/1/36		11,000	11,654
6.2% 6/15/36		1,325,000	1,457,765
Dominion Energy South Carolina:
5.45% 2/1/41		285,000	289,513
6.25% 10/15/53		68,000	76,967
DPL, Inc. 4.35% 4/15/29		2,480,000	2,318,664
DTE Electric Co.:
2.25% 3/1/30		625,000	559,694
3.65% 3/1/52		45,000	34,633
3.75% 8/15/47		1,050,000	832,406
3.95% 6/15/42		11,000	9,095
4% 4/1/43		142,000	121,392
5.4% 4/1/53		35,000	35,644
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	359,110
3.2% 8/15/49		15,000	10,532
3.45% 4/15/51		304,000	223,392
3.7% 12/1/47		359,000	276,974
3.875% 3/15/46		747,000	603,523
4% 9/30/42		2,000,000	1,705,044
4.25% 12/15/41		2,545,000	2,244,730
5.35% 1/15/53		1,000,000	1,000,233
6.1% 6/1/37		775,000	840,640
Duke Energy Corp.:
3.75% 4/1/31	EUR	300,000	331,899
3.85% 6/15/34	EUR	800,000	874,774
5.8% 6/15/54		630,000	644,672
Duke Energy Florida LLC:
1.75% 6/15/30		29,000	24,986
2.4% 12/15/31		1,010,000	868,818
3% 12/15/51		1,002,000	665,066
4.2% 7/15/48		153,000	128,507
5.875% 11/15/33		465,000	500,539
5.9% 3/1/33		12,000	12,677
5.95% 11/15/52		67,000	71,854
6.2% 11/15/53		120,000	134,155
6.35% 9/15/37		2,263,000	2,516,048
Duke Energy Indiana LLC:
2.75% 4/1/50		298,000	190,586
3.25% 10/1/49		125,000	88,985
3.75% 5/15/46		450,000	356,425
5.4% 4/1/53		436,000	434,447
Duke Energy Ohio, Inc.:
4.3% 2/1/49		43,000	36,250
5.25% 4/1/33		1,287,000	1,322,300
5.55% 3/15/54		46,000	46,802
Duke Energy Progress LLC:
2.5% 8/15/50		322,000	196,196
3.7% 10/15/46		5,000	3,894
4.1% 5/15/42		8,000	6,828
5.1% 3/15/34		3,370,000	3,470,869
5.35% 3/15/53		630,000	626,976
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		70,000	60,558
2.775% 1/7/32 (b)		4,273,000	3,612,716
Edison International:
5.25% 11/15/28		320,000	325,611
5.45% 6/15/29		1,500,000	1,542,356
5.75% 6/15/27		513,000	525,670
6.95% 11/15/29		729,000	797,225
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	500,000	591,665
5.5% 1/25/35 (Reg. S)	GBP	800,000	1,027,042
6.9% 5/23/53 (b)		390,000	444,706
EnBW International Finance BV 3.5% 7/22/31 (Reg. S)	EUR	800,000	889,008
ENEL Finance International NV:
2.5% 7/12/31 (b)		6,263,000	5,345,955
5.125% 6/26/29 (b)		7,130,000	7,237,575
5.5% 6/26/34 (b)		1,160,000	1,177,596
7.5% 10/14/32 (b)		217,000	249,255
Enel SpA 3.375% (Reg. S) (d)(h)	EUR	335,000	363,083
Entergy Corp. 7.125% 12/1/54 (d)		480,000	488,770
Entergy Louisiana LLC:
1.6% 12/15/30		218,000	182,498
2.4% 10/1/26		1,070,000	1,026,098
2.9% 3/15/51		118,000	75,675
3.12% 9/1/27		21,000	20,254
4.2% 4/1/50		40,000	32,940
5.7% 3/15/54		250,000	258,049
Entergy Mississippi LLC:
3.5% 6/1/51		96,000	69,661
3.85% 6/1/49		14,000	10,883
5% 9/1/33		323,000	324,610
Entergy Texas Restoration Funding II LLC 3.697% 12/15/36		85,000	79,758
Entergy, Inc.:
1.75% 3/15/31		3,109,000	2,591,682
2.65% 6/15/51		130,000	79,932
3.55% 9/30/49		22,000	16,141
5.55% 9/15/54		293,000	293,568
5.75% 6/1/54		70,000	72,748
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		1,298,000	1,298,402
6.35% 8/10/28 (Reg. S)		213,000	213,066
8.45% 8/10/28 (b)		671,000	695,780
8.45% 8/10/28 (Reg. S)		3,249,000	3,368,986
Evergy Kansas Central 4.125% 3/1/42		655,000	562,734
Evergy Kansas Metro 4.2% 6/15/47		21,000	17,600
Evergy Missouri West Storm Funding I LLC 5.104% 12/1/40		210,000	215,989
Eversource Energy:
3.375% 3/1/32		170,000	152,025
4.6% 7/1/27		15,000	14,998
5.45% 3/1/28		45,000	46,133
5.95% 2/1/29		2,000,000	2,096,870
Exelon Corp. 4.95% 6/15/35		3,000	2,948
Fells Point Funding Trust 3.046% 1/31/27 (b)		500,000	480,613
FirstEnergy Corp.:
2.25% 9/1/30		385,000	334,965
3.4% 3/1/50		558,000	396,777
4.15% 7/15/27		1,411,000	1,384,133
5.1% 7/15/47		242,000	216,024
Firstenergy Pennsylvania Elect:
4.15% 4/15/25 (b)		330,000	326,163
4.3% 1/15/29 (b)		2,755,000	2,721,580
FirstEnergy Transmission LLC:
4.55% 4/1/49 (b)		1,051,000	909,890
5.45% 7/15/44 (b)		23,000	22,214
Florida Power & Light Co.:
2.875% 12/4/51		528,000	353,957
3.15% 10/1/49		237,000	170,433
3.7% 12/1/47		164,000	130,770
3.8% 12/15/42		1,280,000	1,070,797
3.95% 3/1/48		117,000	97,006
3.99% 3/1/49		465,000	387,437
5.15% 6/15/29		925,000	957,832
5.25% 2/1/41		500,000	504,127
5.3% 4/1/53		35,000	35,630
5.4% 9/1/35		17,000	17,473
Fortis, Inc. 3.055% 10/4/26		301,000	290,362
Georgia Power Co.:
4.3% 3/15/42		525,000	463,620
4.7% 5/15/32		296,000	296,570
Indianapolis Power & Lt Co. 5.7% 4/1/54 (b)		2,200,000	2,274,939
Interstate Power and Light Co. 4.1% 9/26/28		23,000	22,669
ITC Holdings Corp.:
2.95% 5/14/30 (b)		262,000	238,712
4.95% 9/22/27 (b)		456,000	460,346
5.4% 6/1/33 (b)		637,000	650,366
5.65% 5/9/34 (b)		235,000	243,298
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		2,060,000	1,778,529
6.15% 6/1/37		23,000	24,948
Kentucky Utilities Co. 5.125% 11/1/40		35,000	34,597
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	337,838
Massachusetts Electric Co. 5.9% 11/15/39 (b)		28,000	28,999
Mid-Atlantic Interstate Transmission LLC 4.1% 5/15/28 (b)		95,000	93,711
MidAmerican Energy Co.:
3.65% 4/15/29		20,000	19,445
3.65% 8/1/48		58,000	45,335
5.3% 2/1/55		568,000	565,801
5.85% 9/15/54		90,000	96,844
Mississippi Power Co. 3.95% 3/30/28		16,000	15,708
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		210,820	202,980
Monongahela Power Co. 5.85% 2/15/34 (b)		50,000	52,772
Nevada Power Co.:
5.375% 9/15/40		18,000	17,908
6% 3/15/54		110,000	117,472
6.65% 4/1/36		1,550,000	1,732,475
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30		970,000	856,444
2.75% 11/1/29		1,660,000	1,530,750
3.55% 5/1/27		15,000	14,651
5% 7/15/32		30,000	30,383
5.25% 2/28/53		81,000	78,972
5.749% 9/1/25		1,175,000	1,184,674
6.051% 3/1/25		1,510,000	1,516,502
6.75% 6/15/54 (d)		260,000	271,857
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		29,000	28,752
7.25% 1/15/29 (b)		215,000	225,098
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	1,050,000	1,087,014
Niagara Mohawk Power Corp. 4.278% 12/15/28 (b)		19,000	18,640
Northern States Power Co.:
2.6% 6/1/51		68,000	42,851
2.9% 3/1/50		256,000	172,729
4.5% 6/1/52		78,000	68,911
6.2% 7/1/37		5,000	5,584
6.25% 6/1/36		370,000	411,850
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	2,993,605
2.45% 12/2/27 (b)		106,000	98,377
3.375% 2/15/29 (b)		173,000	158,757
3.625% 2/15/31 (b)		913,000	816,857
3.875% 2/15/32 (b)		754,000	675,886
5.25% 6/15/29 (b)		447,000	441,863
5.75% 1/15/28		630,000	630,142
6.625% 1/15/27		141,000	141,192
Ohio Power Co.:
1.625% 1/15/31		573,000	473,089
2.9% 10/1/51		513,000	325,731
4% 6/1/49		17,000	13,407
Oklahoma Gas & Electric Co. 5.4% 1/15/33		45,000	46,878
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49		54,000	37,313
4.95% 9/15/52		190,000	180,173
5.35% 10/1/52		16,000	15,849
Pacific Gas & Electric Co.:
2.95% 3/1/26		80,000	77,614
3.45% 7/1/25		97,686	96,300
3.95% 12/1/47		1,700,000	1,280,063
4% 12/1/46		1,045,000	789,719
4.2% 6/1/41		63,000	51,182
4.25% 3/15/46		540,000	425,046
4.5% 7/1/40		2,295,000	1,987,438
4.55% 7/1/30		3,952,000	3,864,785
4.6% 6/15/43		57,000	48,357
4.65% 8/1/28		2,319,000	2,302,754
4.95% 7/1/50		2,328,000	2,028,464
5.25% 3/1/52		291,000	261,918
5.8% 5/15/34		610,000	627,810
6.1% 1/15/29		383,000	400,485
6.4% 6/15/33		812,000	867,658
6.75% 1/15/53		1,010,000	1,104,540
PacifiCorp:
2.9% 6/15/52		1,000,000	626,528
4.125% 1/15/49		836,000	674,117
4.15% 2/15/50		448,000	358,158
5.25% 6/15/35		1,320,000	1,334,780
5.35% 12/1/53		1,240,000	1,190,115
5.75% 4/1/37		900,000	933,189
Palomino Funding Trust I 7.233% 5/17/28 (b)		300,000	320,405
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	86,547
PECO Energy Co.:
2.8% 6/15/50		401,000	261,452
2.85% 9/15/51		616,000	401,694
4.6% 5/15/52		110,000	98,107
Pepco Holdings LLC 7.45% 8/15/32		29,000	31,853
PG&E Corp.:
5% 7/1/28		1,112,000	1,089,130
5.25% 7/1/30		244,000	238,896
PG&E Recovery Funding LLC:
4.838% 6/1/35		3,400,000	3,462,720
5.231% 6/1/42		345,000	358,334
5.529% 6/1/51		415,000	434,360
5.536% 7/15/49		119,000	124,713
PG&E Wildfire Recovery:
4.263% 6/1/38		31,000	29,867
5.099% 6/1/54		85,000	85,929
5.212% 12/1/49		23,000	23,291
Pinnacle West Capital Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.1858% 6/10/26 (d)(f)		4,100,000	4,113,150
Potomac Electric Power Co. 6.5% 11/15/37		10,000	11,441
PPL Capital Funding, Inc. 5.25% 9/1/34		295,000	298,606
PPL Electric Utilities Corp.:
4.125% 6/15/44		925,000	797,567
4.15% 10/1/45		790,000	680,361
4.85% 2/15/34		460,000	464,399
5.25% 5/15/53		76,000	76,268
6.25% 5/15/39		350,000	394,317
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,403,685
Public Service Co. of Colorado:
2.7% 1/15/51		198,000	124,478
4.05% 9/15/49		77,000	61,350
5.25% 4/1/53		2,880,000	2,785,180
Public Service Co. of New Hampshire 5.35% 10/1/33		2,875,000	2,999,949
Public Service Co. of Oklahoma:
3.15% 8/15/51		70,000	47,465
5.25% 1/15/33		113,000	114,358
6.625% 11/15/37		32,000	35,129
Public Service Electric & Gas Co.:
2.05% 8/1/50		88,000	50,248
3.15% 1/1/50		324,000	232,538
3.6% 12/1/47		410,000	320,683
3.65% 9/1/28		960,000	935,145
3.65% 9/1/42		625,000	512,642
3.95% 5/1/42		505,000	430,125
4.65% 3/15/33		2,890,000	2,887,446
5.375% 11/1/39		12,000	12,254
5.8% 5/1/37		24,000	25,980
Puget Sound Energy, Inc.:
2.893% 9/15/51		38,000	24,689
5.448% 6/1/53		15,000	15,147
5.685% 6/15/54		931,000	968,827
5.764% 7/15/40		26,000	26,435
SCE Recovery Funding LLC:
4.697% 6/15/42		29,245	29,172
5.112% 12/14/49		9,000	8,981
Scottish Hydro Electric Transmission PLC 3.375% 9/4/32 (Reg. S)	EUR	575,000	631,054
SIGECO Securitization I LLC:
5.026% 11/15/38		20,913	21,246
5.172% 5/15/43		8,000	8,152
Southern California Edison Co.:
2.25% 6/1/30		730,000	644,469
2.5% 6/1/31		369,000	323,337
2.85% 8/1/29		52,000	48,073
2.95% 2/1/51		257,000	170,368
3.6% 2/1/45		2,937,000	2,258,557
3.65% 3/1/28		29,000	28,253
3.9% 12/1/41		595,000	484,603
4.125% 3/1/48		139,000	114,795
4.2% 3/1/29		214,000	211,167
4.9% 6/1/26		2,295,000	2,305,845
5.3% 3/1/28		3,814,000	3,911,509
5.45% 6/1/31		321,000	334,089
5.55% 1/15/36		128,000	132,637
5.55% 1/15/37		443,000	463,873
5.625% 2/1/36 (AMBAC Insured)		380,000	396,672
5.65% 10/1/28		500,000	521,297
5.875% 12/1/53		1,079,000	1,131,477
5.95% 2/1/38		8,000	8,532
Southern Co.:
1.875% 9/15/81 (d)	EUR	1,300,000	1,318,610
5.5% 3/15/29		320,000	333,107
5.7% 3/15/34		160,000	168,811
Southwestern Electric Power Co.:
3.25% 11/1/51		100,000	66,506
3.9% 4/1/45		36,000	28,033
5.3% 4/1/33		926,000	939,815
Southwestern Public Service Co.:
4.5% 8/15/41		35,000	30,908
5.15% 6/1/52		3,000,000	2,790,411
Systems Energy Resource, Inc. 6% 4/15/28		160,000	167,160
Tucson Electric Power Co.:
3.25% 5/15/32		1,200,000	1,078,910
4.85% 12/1/48		127,000	115,436
5.5% 4/15/53		133,000	132,493
Union Electric Co.:
3.9% 4/1/52		38,000	30,477
4% 4/1/48		59,000	48,588
5.25% 1/15/54		275,000	270,337
5.45% 3/15/53		240,000	241,929
Virginia Electric & Power Co.:
5.05% 8/15/34		672,000	676,411
5.55% 8/15/54		200,000	203,212
5.7% 8/15/53		250,000	258,845
6% 1/15/36		470,000	507,060
6% 5/15/37		930,000	1,004,351
6.35% 11/30/37		6,000	6,611
8.875% 11/15/38		19,000	25,962
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	2,822,074
4.3% 7/15/29 (b)		146,000	141,719
4.375% 5/1/29 (b)		1,091,000	1,044,476
5% 7/31/27 (b)		383,000	379,092
5.125% 5/13/25 (b)		300,000	298,505
5.5% 9/1/26 (b)		888,000	886,128
5.625% 2/15/27 (b)		6,179,000	6,169,706
6% 4/15/34 (b)		2,917,000	3,048,428
6.95% 10/15/33 (b)		88,000	97,758
7.75% 10/15/31 (b)		445,000	473,489
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	196,553
Wisconsin Public Service Corp. 4.752% 11/1/44		30,000	28,071
Xcel Energy, Inc.:
1.75% 3/15/27		880,000	820,840
3.4% 6/1/30		65,000	60,732
4% 6/15/28		1,700,000	1,664,836
			230,357,546
Gas Utilities - 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		478,000	466,894
5.875% 8/20/26		4,363,000	4,315,007
APA Infrastructure Ltd. 4.25% 7/15/27 (b)		17,000	16,928
Atmos Energy Corp.:
2.85% 2/15/52		27,000	17,597
4.15% 1/15/43		17,000	14,820
5.5% 6/15/41		57,000	58,802
5.75% 10/15/52		77,000	81,848
Boston Gas Co.:
3.001% 8/1/29 (b)		15,000	13,763
3.757% 3/16/32 (b)		320,000	288,196
Brooklyn Union Gas Co.:
3.865% 3/4/29 (b)		30,000	28,788
4.273% 3/15/48 (b)		29,000	22,972
Cameron LNG LLC:
3.302% 1/15/35 (b)		1,235,000	1,051,368
3.402% 1/15/38 (b)		276,000	231,114
3.701% 1/15/39 (b)		28,000	23,750
CenterPoint Energy Resources Corp.:
4% 4/1/28		127,000	124,550
4.4% 7/1/32		49,000	47,410
5.25% 3/1/28		3,110,000	3,176,992
Ferrellgas LP/Ferrellgas Finance Corp. 5.875% 4/1/29 (b)		870,000	815,630
Keyspan Gas East Corp. 5.994% 3/6/33 (b)		2,860,000	2,966,400
Nakilat, Inc. 6.067% 12/31/33 (b)		533,986	562,912
ONE Gas, Inc.:
4.5% 11/1/48		11,000	9,614
5.1% 4/1/29		45,000	46,204
Piedmont Natural Gas Co., Inc.:
2.5% 3/15/31		177,000	154,187
3.5% 6/1/29		23,000	21,970
5.05% 5/15/52		45,000	41,767
5.1% 2/15/35		1,190,000	1,188,022
Southern California Gas Co.:
2.55% 2/1/30		35,000	31,663
5.05% 9/1/34		1,360,000	1,379,299
Southern Co. Gas Capital Corp.:
3.15% 9/30/51		527,000	349,012
4.4% 6/1/43		870,000	755,824
4.4% 5/30/47		45,000	38,089
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		216,000	202,088
The East Ohio Gas Co. 2% 6/15/30 (b)		1,960,000	1,685,094
			20,228,574
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
3.75% 3/1/31 (b)		1,150,000	1,050,425
4.5% 2/15/28 (b)		317,000	307,442
5% 2/1/31 (b)		3,365,000	3,226,553
5.125% 3/15/28 (b)		2,815,000	2,746,865
5.25% 6/1/26 (b)		95,000	94,439
Constellation Energy Generation, LLC:
3.25% 6/1/25		32,000	31,553
5.6% 6/15/42		269,000	268,654
5.75% 10/1/41		580,000	589,432
5.75% 3/15/54		947,000	955,582
6.25% 10/1/39		45,000	48,862
6.5% 10/1/53		659,000	730,089
Emera U.S. Finance LP:
2.639% 6/15/31		995,000	854,954
4.75% 6/15/46		25,000	21,554
EPH Financing International A/S 6.651% 11/13/28 (Reg. S)	EUR	200,000	234,040
Greenko Dutch BV 3.85% 3/29/26 (b)		182,000	175,175
Project Infinity 5% 9/13/27 (e)(i)		443,000	449,113
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		1,229,000	1,268,762
Sunnova Energy Corp. 11.75% 10/1/28 (b)		105,000	97,490
TerraForm Power Operating LLC % (b)		645,000	632,789
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	10,486,877
3.95% 7/15/30 (b)		9,327,000	8,805,632
TransAlta Corp. 6.5% 3/15/40		165,000	171,377
			33,247,659
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp. 5.365% 6/15/26		3,865,000	3,892,677
Ameren Corp.:
1.95% 3/15/27		10,000	9,370
3.5% 1/15/31		119,000	110,630
Ameren Illinois Co.:
3.25% 3/15/50		115,000	81,963
4.15% 3/15/46		1,135,000	970,235
4.95% 6/1/33		744,000	752,344
Berkshire Hathaway Energy Co.:
2.85% 5/15/51		80,000	52,030
5.15% 11/15/43		90,000	88,701
6.125% 4/1/36		1,429,000	1,558,489
Consumers Energy Co.:
3.75% 2/15/50		242,000	195,174
3.95% 5/15/43		225,000	191,026
4.35% 4/15/49		14,000	12,394
4.35% 8/31/64		14,000	11,320
4.625% 5/15/33		279,000	277,203
4.9% 2/15/29		1,375,000	1,406,469
Dominion Energy, Inc.:
4.9% 8/1/41		1,000	919
5.25% 8/1/33		22,000	22,294
6.875% 2/1/55 (d)		280,000	297,846
7% 6/15/38		161,000	184,971
7% 6/1/54 (d)		180,000	191,472
DTE Energy Co.:
4.875% 6/1/28		280,000	283,094
4.95% 7/1/27		5,105,000	5,160,386
5.1% 3/1/29		300,000	305,716
5.85% 6/1/34		800,000	842,605
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	400,000	444,879
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	500,000	557,535
4.25% 9/6/34 (Reg. S)	EUR	400,000	460,119
5.625% 4/10/34 (b)		285,000	295,504
5.875% 4/10/54 (b)		205,000	210,644
NiSource, Inc.:
2.95% 9/1/29		11,398,000	10,559,177
4.8% 2/15/44		550,000	502,194
5.2% 7/1/29		3,060,000	3,133,131
5.25% 3/30/28		130,000	132,901
5.4% 6/30/33		275,000	282,447
5.95% 6/15/41		640,000	667,039
Public Service Enterprise Group, Inc. 5.2% 4/1/29		300,000	307,905
Puget Energy, Inc.:
2.379% 6/15/28		815,000	744,708
3.65% 5/15/25		1,014,000	1,001,977
4.1% 6/15/30		5,379,000	5,126,012
4.224% 3/15/32		5,488,000	5,060,633
San Diego Gas & Electric Co.:
1.7% 10/1/30		3,975,000	3,394,066
2.95% 8/15/51		80,000	54,746
3% 3/15/32		311,000	278,299
3.32% 4/15/50		1,324,000	954,587
3.75% 6/1/47		1,210,000	952,530
4.5% 8/15/40		7,000	6,537
4.95% 8/15/28		320,000	326,441
5.35% 4/1/53		515,000	514,335
6% 6/1/39		14,000	15,462
Sempra:
3.3% 4/1/25		1,255,000	1,239,705
4% 2/1/48		965,000	765,498
4.125% 4/1/52 (d)		3,845,000	3,576,937
6.875% 10/1/54 (d)		830,000	838,356
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.4922% 5/15/67 (d)(f)		1,012,000	984,490
1.8% 10/15/30		850,000	724,516
5.6% 9/12/26		230,000	234,611
			61,247,249
Water Utilities - 0.0%
American Water Capital Corp. 3.45% 6/1/29		18,000	17,269
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	315,000	419,520
6.293% 7/30/30 (Reg. S)	GBP	550,000	754,126
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	210,000	258,157
Southern Water Services Finance Ltd. 2.375% 5/28/28 (Reg. S)	GBP	490,000	514,605
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	240,000	275,769
Thames Water Utility Finance PLC:
4.375% 1/18/31 (Reg. S)	EUR	400,000	332,922
6.5% 2/9/32	GBP	1,000,000	1,014,442
			3,586,810
TOTAL UTILITIES			348,667,838
TOTAL NONCONVERTIBLE BONDS (Cost $4,974,291,860)			4,804,137,852

U.S. Government and Government Agency Obligations - 11.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.0%
Fannie Mae:
0% 3/17/31	515,000	392,632
0.5% 6/17/25	1,685,000	1,632,544
0.875% 8/5/30	125,000	105,402
6.625% 11/15/30	1,290,000	1,478,938
Federal Farm Credit Bank:
1.48% 11/26/32	965,000	778,315
1.77% 2/4/31	815,000	704,178
2.35% 3/10/36	1,825,000	1,465,715
2.46% 2/5/35	765,000	635,497
Federal Home Loan Bank:
1.25% 7/23/30	3,890,000	3,309,833
1.5% 9/30/33	2,000,000	1,567,872
1.75% 6/20/31	810,000	690,941
2.09% 2/22/36	1,760,000	1,381,195
Freddie Mac:
1.22% 8/19/30	1,530,000	1,297,644
6.25% 7/15/32	400,000	462,439
6.75% 3/15/31	2,560,000	2,973,453
Tennessee Valley Authority:
0.75% 5/15/25	845,000	821,926
1.5% 9/15/31	780,000	656,683
2.875% 2/1/27	1,060,000	1,034,487
4.375% 8/1/34	2,365,000	2,383,459
5.25% 9/15/39	150,000	161,084
7.125% 5/1/30	390,000	454,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,388,248
U.S. Treasury Inflation-Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	47,786,508	29,292,373
0.125% 2/15/52	5,417,280	3,271,152
2.125% 2/15/54 (j)(k)	20,678,538	21,016,816
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/25 (j)(k)	3,405,668	3,327,531
0.125% 10/15/25 (j)	1,695,162	1,651,960
0.375% 7/15/25 (k)	7,816,497	7,659,539
1.75% 1/15/34	613,242	611,461
1.875% 7/15/34	2,603,250	2,630,410
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		69,461,242
U.S. Treasury Obligations - 10.8%
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.3% 9/26/24 to 11/14/24 (j)(k)(l)	57,276,000	56,801,320
U.S. Treasury Bonds:
1.125% 5/15/40	11,219,200	7,261,802
1.125% 8/15/40	10,010,400	6,422,297
1.25% 5/15/50	144,280,000	75,797,723
1.375% 11/15/40	25,581,800	16,989,913
1.625% 11/15/50	36,990,700	21,389,583
1.75% 8/15/41	45,582,400	31,685,110
1.875% 2/15/41	35,593,700	25,596,875
1.875% 2/15/51	911,000	561,795
2% 11/15/41	19,966,000	14,410,616
2% 2/15/50	58,350,000	37,357,676
2% 8/15/51	8,419,000	5,337,515
2.25% 5/15/41	47,352,300	35,993,297
2.25% 8/15/46	570,000	400,692
2.25% 8/15/49	15,511,000	10,554,751
2.25% 2/15/52	74,430,300	50,074,729
2.375% 2/15/42	11,861,000	9,054,531
2.375% 5/15/51 (m)	233,094,700	161,736,764
2.5% 2/15/45	4,887,500	3,670,589
2.75% 11/15/42	1,357,900	1,091,412
2.75% 8/15/47	11,200,000	8,583,750
2.75% 11/15/47	6,011,000	4,597,006
2.875% 5/15/52	154,200,000	119,167,688
3% 5/15/42	711,000	598,073
3% 2/15/47	4,836,000	3,896,947
3% 5/15/47	3,394,000	2,730,314
3% 2/15/48	4,204,500	3,361,793
3% 8/15/48	3,389,000	2,701,668
3% 8/15/52	994,000	788,483
3.125% 11/15/41	4,804,100	4,159,300
3.125% 8/15/44	2,316,000	1,940,645
3.375% 5/15/44	3,476,000	3,033,489
3.375% 11/15/48	6,047,000	5,152,942
3.625% 8/15/43	713,200	648,650
3.625% 2/15/53	103,337,000	92,692,482
3.625% 5/15/53	1,552,000	1,393,102
3.75% 11/15/43	3,648,600	3,373,957
3.875% 2/15/43	7,699,000	7,286,081
4% 11/15/42	16,050,700	15,486,418
4% 11/15/52	102,780,000	98,636,681
4.125% 8/15/53	88,939,200	87,337,600
4.25% 8/15/44	36,300,000	35,420,859
4.25% 2/15/54	61,060,000	61,298,516
4.25% 8/15/54	54,855,000	55,197,844
4.375% 5/15/40	1,131,900	1,168,068
4.375% 5/15/41	4,017,100	4,123,177
4.5% 8/15/39	4,732,000	4,951,594
4.5% 2/15/44	5,058,000	5,184,450
4.625% 5/15/44	154,942,500	161,358,088
4.625% 5/15/54	37,621,000	40,207,444
4.75% 2/15/41	3,663,700	3,938,334
4.75% 11/15/43	17,049,500	18,075,134
4.75% 11/15/53	19,550,000	21,297,281
6.25% 5/15/30 (l)	2,860,000	3,220,070
stripped coupon:
0% 11/15/33	2,471,933	1,708,441
0% 5/15/39 (k)	56,395,000	29,798,103
0% 8/15/39	54,885,000	28,682,003
0% 5/15/40	4,427,000	2,228,257
0% 8/15/40	33,992,494	16,853,967
0% 5/15/41	41,450,000	19,768,530
0% 8/15/41	5,739,205	2,698,851
0% 11/15/41	20,220,000	9,343,237
0% 2/15/42	11,878,646	5,423,459
0% 5/15/42	557,284	251,345
0% 8/15/42	3,610,000	1,603,658
0% 11/15/42	229,800	100,480
0% 11/15/43	1,570,738	657,446
0% 5/15/44	14,845,000	6,074,485
0% 11/15/45	4,155,000	1,591,037
U.S. Treasury Notes:
0.375% 4/30/25	7,679,000	7,468,008
0.375% 1/31/26	29,600,000	28,083,000
0.375% 9/30/27	3,284,000	2,961,758
0.5% 4/30/27	11,346,000	10,401,091
0.5% 5/31/27 (k)	11,346,000	10,374,942
0.5% 8/31/27	13,292,000	12,066,125
0.5% 10/31/27	33,295,000	30,059,142
0.625% 7/31/26	1,196,000	1,123,165
0.75% 3/31/26	2,368,500	2,249,335
0.75% 4/30/26	103,196,200	97,786,461
0.75% 5/31/26	19,455,000	18,394,854
0.875% 6/30/26	21,240,000	20,085,905
1% 7/31/28 (l)	4,000,000	3,600,469
1.125% 10/31/26	8,797,500	8,296,455
1.25% 11/30/26	89,760,000	84,739,050
1.25% 5/31/28	4,928,000	4,497,955
1.25% 9/30/28	16,126,200	14,608,699
1.25% 8/15/31	16,599,000	14,011,890
1.5% 11/30/28	28,225,000	25,747,595
1.5% 2/15/30	3,466,000	3,080,408
1.625% 11/30/26	2,390,000	2,274,981
1.625% 5/15/31	6,021,000	5,248,148
1.875% 2/28/27	3,746,000	3,572,455
2.375% 3/31/29	6,141,000	5,786,213
2.75% 7/31/27	100,220,000	97,315,185
2.75% 5/31/29	64,460,000	61,665,054
2.75% 8/15/32	69,064,000	63,870,711
2.875% 6/15/25	5,832,000	5,756,822
2.875% 5/15/28	35,730,000	34,624,603
2.875% 5/15/32	3,039,000	2,843,127
3.125% 8/31/29	30,845,000	29,965,436
3.25% 6/30/29	2,264,100	2,213,600
3.375% 5/15/33	40,996,000	39,449,041
3.5% 1/31/30	63,400,000	62,550,539
3.5% 4/30/30	45,200,000	44,560,844
3.5% 2/15/33	193,100,000	187,850,094
3.625% 3/31/28	2,370,000	2,359,446
3.625% 5/31/28	7,000,000	6,965,547
3.625% 8/31/29	17,250,000	17,192,725
3.625% 8/31/29	23,020,000	22,926,481
3.625% 3/31/30	43,700,000	43,363,715
3.75% 4/15/26	25,105,000	24,985,359
3.75% 8/15/27	57,195,000	57,132,443
3.75% 12/31/28	1,260,000	1,259,852
3.75% 5/31/30	90,000,000	89,852,344
3.75% 6/30/30	149,200,000	148,914,422
3.75% 12/31/30	26,000	25,926
3.875% 11/30/27	7,561,000	7,580,493
3.875% 9/30/29	6,000,000	6,031,875
3.875% 12/31/29	36,038,000	36,216,782
3.875% 8/15/33	77,679,000	77,506,043
3.875% 8/15/34 (n)	200,730,000	199,976,841
4% 1/15/27	38,405,000	38,520,515
4% 6/30/28	9,370,000	9,450,157
4% 1/31/29	3,274,000	3,307,124
4% 7/31/29	179,457,000	181,555,445
4% 10/31/29	5,394,000	5,452,997
4% 2/28/30	65,431,000	66,161,987
4% 7/31/30	93,000	94,035
4% 1/31/31	90,000	90,988
4% 2/15/34	5,292,000	5,325,075
4.125% 10/31/27	1,719,000	1,735,720
4.125% 7/31/28	19,900,000	20,159,633
4.125% 3/31/29	10,900,000	11,072,016
4.125% 3/31/31	33,000	33,608
4.125% 7/31/31	324,700,000	330,709,190
4.125% 11/15/32	590,000	601,039
4.25% 12/31/25	5,540,000	5,542,068
4.25% 1/31/26	969,000	970,249
4.25% 2/28/29	1,930,000	1,970,862
4.25% 2/28/31	31,080,000	31,871,569
4.25% 6/30/31	1,040,000	1,067,300
4.375% 7/31/26	38,645,000	38,934,838
4.375% 8/15/26	128,000	129,030
4.375% 7/15/27	31,234,000	31,710,059
4.375% 11/30/28	8,701,400	8,911,117
4.375% 5/15/34	2,905,000	3,010,306
4.5% 11/15/25	2,264,000	2,270,456
4.5% 3/31/26	37,072,400	37,304,103
4.5% 4/15/27	3,350,000	3,405,354
4.5% 5/15/27	3,421,000	3,478,997
4.5% 5/31/29	260,000	268,582
4.5% 11/15/33	179,852,000	188,022,621
4.625% 6/30/26	623,000	629,814
4.625% 10/15/26	53,824,000	54,591,412
4.625% 6/15/27	11,919,000	12,176,003
4.625% 9/30/28	75,000	77,426
4.625% 4/30/29	2,803,000	2,907,675
4.625% 9/30/30	54,280,000	56,707,758
4.75% 7/31/25	30,607,000	30,687,821
4.875% 5/31/26	1,273,000	1,290,852
4.875% 10/31/28	417,000	434,739
4.875% 10/31/30	142,868,600	151,306,777
5% 8/31/25	3,196,500	3,214,680
5% 9/30/25	2,846,000	2,865,233
TOTAL U.S. TREASURY OBLIGATIONS		4,723,480,901
Other Government Related - 0.0%
Private Export Funding Corp. Secured 1.4% 7/15/28	2,605,000	2,368,460
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,904,460,480)		4,819,698,851

U.S. Government Agency - Mortgage Securities - 16.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.7%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (d)(f)	2,208	2,271
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 7.103% 5/1/35 (d)(f)	1,159	1,189
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (d)(f)	20,226	20,794
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.703% 7/1/37 (d)(f)	6,326	6,508
1.5% 11/1/35 to 10/1/51	101,024,215	81,841,845
1.56% 10/1/35	3,234,925	2,512,948
1.73% 11/1/31	4,370,000	3,723,277
1.82% 4/1/32	1,026,765	874,240
1.93% 1/1/32	6,000,000	5,128,132
1.96% 9/1/33	248,670	203,914
2% 2/1/28 to 3/1/52	428,000,378	359,593,368
2.02% 1/1/32	4,000,000	3,453,673
2.07% 5/1/32	443,451	378,588
2.11% 1/1/32	5,000,000	4,356,383
2.14% 8/1/36	363,035	292,881
2.2% 10/1/26	168,852	161,605
2.25% 4/1/33	1,272,605	1,092,564
2.39% 3/1/32	226,124	200,911
2.49% 5/1/26	264,348	255,227
2.5% 6/1/28 to 3/1/62	470,001,829	407,848,003
2.51% 10/1/30	737,087	668,701
2.6% 9/1/27 to 9/1/28	679,982	645,977
2.61% 6/1/26	296,122	288,094
2.62% 5/1/26	148,518	144,624
2.66% 8/1/29	656,840	615,966
2.67% 4/1/34	585,106	508,245
2.69% 12/1/28	441,052	416,286
2.73% 7/1/28	286,982	274,069
2.78% 4/1/26	204,787	199,989
2.81% 5/1/26	117,021	114,283
2.83% 10/1/27 to 4/1/30	1,239,714	1,176,425
2.835% to 2.84% 8/1/29 to 11/1/31	596,076	552,348
2.86% 12/1/29	584,962	550,448
2.87% 8/1/31	227,756	211,824
2.9% 5/1/29	100,701	95,319
2.93% 1/1/25	108,639	107,478
2.97% 4/1/28	178,060	171,844
3% 12/1/26 to 6/1/63 (j)	273,419,507	245,751,052
3.09% 10/1/25 to 5/1/32	1,198,559	1,126,048
3.12% 3/1/31	2,026,387	1,909,548
3.13% 2/1/26 to 7/1/36	1,280,474	1,222,924
3.16% 8/1/33	429,760	391,025
3.17% 1/1/29	492,542	473,598
3.19% 11/1/27	250,000	243,539
3.25% 6/1/29	262,330	252,868
3.26% 5/1/32	429,906	402,378
3.27% 12/1/28	246,090	237,920
3.32% 3/1/29	921,482	891,994
3.35% 1/1/29	245,438	237,979
3.37% 1/1/29	461,786	448,228
3.42% 5/1/30	382,363	366,354
3.5% 5/1/29 to 6/1/62 (j)	196,567,553	182,640,016
3.55% 8/1/28	329,893	322,660
3.67% 7/1/33	2,000,000	1,910,436
3.71% 9/1/30	733,284	712,961
3.75% 7/1/33 to 9/1/34	4,389,300	4,207,445
3.77% 9/1/32	2,000,000	1,929,555
3.78% 8/1/30	478,883	468,366
3.803% 12/1/26 (d)	60,787	60,222
3.81% 12/1/28	468,084	461,936
3.83% 9/1/32	6,000,000	5,813,290
3.84% 10/1/27	134,049	132,668
3.88% 12/1/28	8,484	8,396
3.895% 2/1/33	559,653	538,659
4% 7/1/37 to 9/1/62	217,963,528	208,601,782
4.11% 4/1/33	3,436,169	3,383,129
4.24% 3/1/33	5,391,997	5,365,796
4.33% 1/1/33	731,382	732,180
4.37% 10/1/30 to 5/1/33	2,987,100	2,987,831
4.42% 2/1/33	383,712	386,288
4.45% 10/1/33	2,000,000	2,014,012
4.48% 4/1/33	446,114	450,889
4.5% 6/1/25 to 12/1/61	105,173,990	103,167,085
4.51% 7/1/33 to 10/1/33	5,988,829	6,050,334
4.55% 9/1/33	3,115,000	3,153,991
4.56% 1/1/33	1,452,438	1,475,765
4.7% 9/1/33	3,907,344	4,002,991
4.73% 10/1/32	536,805	548,020
4.8% 12/1/30	2,000,000	2,043,237
4.81% 9/1/29	2,955,998	3,019,019
4.83% 2/1/34	2,429,000	2,510,875
4.88% 12/1/32	234,042	242,952
4.97% 1/1/32	864,665	893,916
5% 9/1/25 to 7/1/54	119,794,620	119,778,231
5.1% 6/1/29	2,551,000	2,636,080
5.17% 8/1/28	2,360,000	2,427,464
5.288% 8/1/41 (d)	165,943	167,659
5.5% 9/1/34 to 8/1/54	90,518,854	91,474,402
5.81% 6/1/31	261,000	274,294
6% to 6% 2/1/34 to 8/1/54	95,198,186	97,505,011
6.5% 2/1/36 to 9/1/54	36,403,786	37,846,799
6.723% 2/1/39 (d)	62,961	65,058
7% 6/1/33 to 3/1/53	735,648	768,614
7.5% 12/1/53 to 1/1/54	117,517	122,880
8% 12/1/36	10,696	11,114
4.32% 7/1/33	513,883	513,621
TOTAL FANNIE MAE		2,036,473,625
Freddie Mac - 2.5%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.229% 10/1/37 (d)(f)	1,374	1,414
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (d)(f)	724	745
1.5% 8/1/35 to 6/1/51	71,890,893	57,893,733
2% 1/1/32 to 4/1/52	189,675,405	161,146,891
2.5% 3/1/28 to 5/1/52	169,271,100	147,248,855
3% 10/1/28 to 10/1/53	214,343,245	192,579,361
3.05% 10/1/32	6,301,000	5,786,073
3.19% 7/1/33	6,000,000	5,554,648
3.5% 2/1/29 to 2/1/53	127,935,900	120,070,734
3.55% 11/1/32	437,504	418,181
3.85% 9/1/32	509,042	495,241
4% 2/1/26 to 7/1/54 (k)	149,756,315	143,179,902
4.17% 10/1/34	585,106	576,897
4.5% 7/1/25 to 5/1/53	68,726,944	67,366,928
5% 10/1/33 to 12/1/53	78,006,235	77,726,285
5.5% 12/1/37 to 2/1/54 (k)(l)(m)	69,769,524	70,750,824
5.5% 4/1/54	1,852,588	1,867,727
6% 2/1/28 to 4/1/54	39,756,740	40,616,203
6.5% 3/1/32 to 9/1/54 (l)	9,828,093	10,254,406
7.5% 1/1/32 to 1/1/54	60,744	64,316
TOTAL FREDDIE MAC		1,103,599,364
Ginnie Mae - 2.5%
U.S. TREASURY 1 YEAR INDEX + 1.550% 6.697% 3/20/72 (d)(f)(o)	607,768	626,322
U.S. TREASURY 1 YEAR INDEX + 1.650% 6.822% 3/20/72 (d)(f)(o)	568,589	589,206
U.S. TREASURY 1 YEAR INDEX + 1.660% 6.819% 4/20/72 (d)(f)(o)	1,009,572	1,046,261
U.S. TREASURY 1 YEAR INDEX + 1.690% 6.851% 3/20/72 (d)(f)(o)	1,391,132	1,442,327
U.S. TREASURY 1 YEAR INDEX + 1.700% 6.863% 2/20/72 (d)(f)(o)	1,072,350	1,111,992
U.S. TREASURY 1 YEAR INDEX + 1.710% 6.864% 3/20/72 (d)(f)(o)	362,508	376,103
U.S. TREASURY 1 YEAR INDEX + 1.730% 6.878% 3/20/72 (d)(f)(o)	406,815	421,670
U.S. TREASURY 1 YEAR INDEX + 1.730% 6.882% 4/20/72 (d)(f)(o)	597,766	622,521
U.S. TREASURY 1 YEAR INDEX + 1.740% 6.902% 3/20/72 (d)(f)(o)	866,131	901,076
U.S. TREASURY 1 YEAR INDEX + 1.750% 6.889% 3/20/72 (d)(f)(o)	1,000,183	1,040,973
2.967% 6/20/71 (d)	613,052	557,337
3.013% 7/20/71 (d)(o)	1,382,413	1,260,782
3.5% 9/20/40 to 5/20/53	62,548,899	58,655,916
4.5% 5/15/39 to 7/20/54	58,966,484	58,029,676
5.5% 6/15/36 to 6/20/63	8,975,108	9,091,273
2% 10/20/50 to 2/20/52	90,097,329	75,870,080
2% 9/1/54 (i)	2,650,000	2,231,160
2% 9/1/54 (i)	8,000,000	6,735,578
2% 9/1/54 (i)	20,100,000	16,923,141
2% 9/1/54 (i)	6,600,000	5,556,852
2% 9/1/54 (i)	3,616,000	3,044,481
2% 9/1/54 (i)	1,975,000	1,662,846
2% 9/1/54 (i)	6,025,000	5,072,732
2% 9/1/54 (i)	2,400,000	2,020,674
2% 9/1/54 (i)	6,222,000	5,238,596
2% 9/1/54 (i)	7,400,000	6,230,410
2% 9/1/54 (i)	19,300,000	16,249,583
2% 9/1/54 (i)	3,700,000	3,115,205
2% 9/1/54 (i)	2,900,000	2,441,647
2% 9/1/54 (i)	8,850,000	7,451,234
2% 9/1/54 (i)	3,175,000	2,673,183
2% 9/1/54 (i)	9,675,000	8,145,840
2% 10/1/54 (i)	3,850,000	3,245,106
2% 10/1/54 (i)	11,800,000	9,946,041
2.5% 8/20/46 to 7/20/54	162,498,183	141,837,605
2.5% 9/1/54 (i)	2,284,000	1,995,867
2.5% 9/1/54 (i)	21,600,000	18,875,102
2.5% 9/1/54 (i)	2,140,000	1,870,033
2.817% 7/20/71 (d)(o)	2,839,227	2,571,662
2.893% 8/20/71 (d)(o)	1,048,901	950,685
2.953% 5/20/71 (d)(o)	1,328,993	1,207,509
3% 8/20/42 to 4/20/53	68,856,937	62,484,188
3% 9/1/54 (i)	488,000	441,306
3% 9/1/54 (i)	2,100,000	1,899,061
3% 9/1/54 (i)	550,000	497,373
3% 9/1/54 (i)	2,100,000	1,899,061
3% 9/1/54 (i)	2,100,000	1,899,061
3% 9/1/54 (i)	550,000	497,373
3% 9/1/54 (i)	1,400,000	1,266,041
3% 9/1/54 (i)	5,300,000	4,792,868
3% 9/1/54 (i)	11,650,000	10,535,267
3% 9/1/54 (i)	3,050,000	2,758,160
3% 9/1/54 (i)	525,000	474,765
3% 9/1/54 (i)	1,975,000	1,786,022
3% 9/1/54 (i)	5,321,000	4,811,859
3% 9/1/54 (i)	1,625,000	1,469,512
3% 9/1/54 (i)	6,225,000	5,629,360
3% 9/1/54 (i)	4,900,000	4,431,143
3% 9/1/54 (i)	18,650,000	16,865,471
3% 10/1/54 (i)	2,750,000	2,488,799
3% 10/1/54 (i)	10,450,000	9,457,437
3% 10/1/54 (i)	1,400,000	1,267,025
3% 10/1/54 (i)	5,400,000	4,887,097
3.5% 9/1/54 (i)	5,500,000	5,118,449
3.5% 9/1/54 (i)	1,997,000	1,858,462
3.5% 9/1/54 (i)	1,400,000	1,302,878
3.5% 9/1/54 (i)	12,600,000	11,725,901
3.5% 9/1/54 (i)	1,000,000	930,627
3.5% 9/1/54 (i)	158,000	147,039
3.5% 9/1/54 (i)	1,900,000	1,768,191
3.5% 9/1/54 (i)	1,975,000	1,837,989
3.5% 9/1/54 (i)	8,500,000	7,910,330
3.5% 9/1/54 (i)	1,450,000	1,349,409
3.5% 9/1/54 (i)	6,300,000	5,862,951
3.5% 9/1/54 (i)	6,250,000	5,816,419
3.5% 9/1/54 (i)	1,475,000	1,372,675
3.75% 6/20/46 to 7/20/46	96,439	91,923
4% 5/20/40 to 12/20/52	46,655,940	45,212,485
4% 9/1/54 (i)	3,200,000	3,057,796
4% 9/1/54 (i)	1,459,000	1,394,164
4.5% 9/1/54 (i)	36,000	35,238
4.5% 9/1/54 (i)	1,300,000	1,272,478
4.5% 9/1/54 (i)	18,675,000	18,279,641
4.5% 9/1/54 (i)	1,377,000	1,347,848
4.5% 9/1/54 (i)	3,500,000	3,425,903
4.5% 9/1/54 (i)	2,650,000	2,593,898
4.5% 9/1/54 (i)	300,000	293,649
5% 6/20/34 to 6/20/63	16,481,563	16,601,701
5% 9/1/54 (i)	49,000	48,896
5% 9/1/54 (i)	11,550,000	11,525,590
5% 9/1/54 (i)	1,775,000	1,771,249
5% 9/1/54 (i)	3,985,000	3,976,578
5% 9/1/54 (i)	1,300,000	1,297,253
5% 9/1/54 (i)	4,100,000	4,091,335
5% 9/1/54 (i)	700,000	698,521
5% 9/1/54 (i)	2,200,000	2,195,351
5% 10/1/54 (i)	725,000	722,448
5% 10/1/54 (i)	2,300,000	2,291,905
5% 10/1/54 (i)	11,550,000	11,509,349
5% 10/1/54 (i)	1,600,000	1,594,369
5% 10/1/54 (i)	5,200,000	5,181,698
5% 10/1/54 (i)	11,550,000	11,509,349
5% 10/1/54 (i)	1,250,000	1,245,601
5% 10/1/54 (i)	4,050,000	4,035,746
5.5% 9/1/54 (i)	3,900,000	3,924,947
5.5% 9/1/54 (i)	10,900,000	10,969,723
5.5% 9/1/54 (i)	214,000	215,369
5.5% 9/1/54 (i)	210,000	211,343
5.5% 9/1/54 (i)	11,750,000	11,825,160
5.5% 9/1/54 (i)	2,900,000	2,918,550
5.5% 9/1/54 (i)	10,100,000	10,164,606
5.5% 9/1/54 (i)	2,450,000	2,465,672
5.5% 9/1/54 (i)	6,850,000	6,893,817
5.5% 9/1/54 (i)	3,857,000	3,881,672
5.5% 9/1/54 (i)	3,850,000	3,874,627
5.5% 9/1/54 (i)	10,650,000	10,718,124
5.5% 10/1/54 (i)	6,925,000	6,967,673
5.5% 10/1/54 (i)	20,325,000	20,450,247
6% 11/20/32 to 6/20/63	1,943,184	1,977,677
6% 7/20/53	1,122,563	1,156,796
6% 9/1/54 (i)	247,000	250,582
6% 9/1/54 (i)	19,250,000	19,529,162
6% 9/1/54 (i)	6,150,000	6,239,187
6% 9/1/54 (i)	1,050,000	1,065,227
6% 9/1/54 (i)	350,000	355,076
6% 9/1/54 (i)	297,000	301,307
6% 9/1/54 (i)	2,300,000	2,333,354
6% 9/1/54 (i)	3,600,000	3,652,207
6% 9/1/54 (i)	200,000	202,900
6% 9/1/54 (i)	300,000	304,351
6% 9/1/54 (i)	150,000	152,175
6% 9/1/54 (i)	4,600,000	4,666,709
6% 9/1/54 (i)	100,000	101,450
6% 9/1/54 (i)	2,950,000	2,992,781
6% 9/1/54 (i)	1,750,000	1,775,378
6% 9/1/54 (i)	2,775,000	2,815,243
6% 9/1/54 (i)	6,500,000	6,594,262
6% 9/1/54 (i)	13,100,000	13,289,975
6% 9/1/54 (i)	2,961,000	3,003,940
6% 9/1/54 (i)	2,075,000	2,105,091
6% 9/1/54 (i)	1,300,000	1,318,852
6% 9/1/54 (i)	4,100,000	4,159,458
6% 9/1/54 (i)	12,300,000	12,478,373
6% 10/1/54 (i)	8,600,000	8,721,022
6% 10/1/54 (i)	26,850,000	27,227,841
6.5% 10/20/39	3,997	4,152
6.5% 6/20/53	1,219,879	1,280,520
6.5% 7/20/53	1,465,651	1,538,511
6.5% 9/1/54 (i)	1,450,000	1,480,432
6.5% 9/1/54 (i)	4,300,000	4,390,246
6.5% 9/1/54 (i)	101,000	103,120
6.5% 9/1/54 (i)	152,000	155,190
6.5% 9/1/54 (i)	2,188,000	2,233,921
6.5% 9/1/54 (i)	3,625,000	3,701,080
6.5% 9/1/54 (i)	1,225,000	1,250,710
6.5% 9/1/54 (i)	1,625,000	1,659,105
6.5% 9/1/54 (i)	4,875,000	4,977,314
7% 6/20/32 to 1/20/39	13,534	13,989
7.5% 5/20/32	2,179	2,280
8% 9/20/31	3,682	3,803
TOTAL GINNIE MAE		1,082,824,097
Home Re - Ltd. - 0.0%
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.500% 10.8488% 10/25/34 (b)(d)(f)	563,164	590,080
Uniform Mortgage Backed Securities - 6.7%
1.5% 9/1/39 (i)	2,835,000	2,500,615
2% 9/1/39 (i)	800,000	723,438
2% 9/1/39 (i)	1,900,000	1,718,164
2% 9/1/39 (i)	2,409,000	2,178,451
2% 9/1/39 (i)	600,000	542,578
2% 10/1/39 (i)	750,000	680,449
2% 10/1/39 (i)	1,050,000	949,535
2% 9/1/54 (i)	11,775,000	9,630,662
2% 9/1/54 (i)	170,000	139,041
2% 9/1/54 (i)	5,825,000	4,764,213
2% 9/1/54 (i)	5,231,000	4,278,386
2% 9/1/54 (i)	40,575,000	33,185,911
2% 9/1/54 (i)	18,700,000	15,294,554
2% 9/1/54 (i)	38,300,000	31,325,210
2% 9/1/54 (i)	5,425,000	4,437,057
2% 9/1/54 (i)	225,000	184,025
2% 9/1/54 (i)	39,050,000	31,938,628
2% 9/1/54 (i)	59,350,000	48,541,807
2% 9/1/54 (i)	111,600,000	91,276,591
2% 9/1/54 (i)	52,500,000	42,939,257
2% 9/1/54 (i)	109,250,000	89,354,548
2% 9/1/54 (i)	54,300,000	44,411,460
2% 9/1/54 (i)	14,350,000	11,736,730
2% 9/1/54 (i)	5,300,000	4,334,820
2% 9/1/54 (i)	5,300,000	4,334,820
2% 9/1/54 (i)	14,350,000	11,736,730
2% 9/1/54 (i)	7,200,000	5,888,812
2% 9/1/54 (i)	7,200,000	5,888,812
2% 9/1/54 (i)	5,500,000	4,498,398
2% 9/1/54 (i)	14,350,000	11,736,730
2% 9/1/54 (i)	7,500,000	6,134,180
2% 9/1/54 (i)	5,250,000	4,293,926
2% 9/1/54 (i)	1,850,000	1,513,098
2% 9/1/54 (i)	2,200,000	1,799,359
2% 10/1/54 (i)	73,650,000	60,318,194
2% 10/1/54 (i)	29,500,000	24,160,037
2% 10/1/54 (i)	50,150,000	41,072,063
2% 10/1/54 (i)	24,200,000	19,819,420
2% 10/1/54 (i)	54,925,000	44,982,713
2% 10/1/54 (i)	45,800,000	37,509,481
2.5% 9/1/39 (i)	1,335,000	1,237,848
2.5% 9/1/54 (i)	495,000	421,968
2.5% 9/1/54 (i)	9,500,000	8,098,379
2.5% 9/1/54 (i)	7,375,000	6,286,899
2.5% 9/1/54 (i)	29,200,000	24,891,858
2.5% 9/1/54 (i)	6,962,000	5,934,833
2.5% 9/1/54 (i)	22,500,000	19,180,370
2.5% 9/1/54 (i)	25,250,000	21,524,638
2.5% 9/1/54 (i)	18,050,000	15,386,919
2.5% 9/1/54 (i)	4,775,000	4,070,501
2.5% 9/1/54 (i)	92,200,000	78,596,895
2.5% 9/1/54 (i)	12,750,000	10,868,876
2.5% 9/1/54 (i)	13,400,000	11,422,976
2.5% 9/1/54 (i)	27,400,000	23,357,429
2.5% 9/1/54 (i)	2,550,000	2,173,775
2.5% 9/1/54 (i)	4,800,000	4,091,812
2.5% 9/1/54 (i)	26,750,000	22,803,329
2.5% 9/1/54 (i)	2,500,000	2,131,152
2.5% 9/1/54 (i)	4,700,000	4,006,566
2.5% 9/1/54 (i)	5,650,000	4,816,404
2.5% 9/1/54 (i)	2,850,000	2,429,514
2.5% 9/1/54 (i)	1,150,000	980,330
2.5% 10/1/54 (i)	10,150,000	8,662,787
2.5% 10/1/54 (i)	115,150,000	98,277,830
2.5% 10/1/54 (i)	9,650,000	8,236,049
3% 9/1/39 (i)	750,000	711,738
3% 9/1/54 (i)	10,775,000	9,553,132
3% 9/1/54 (i)	4,101,000	3,635,953
3% 9/1/54 (i)	38,175,000	33,846,016
3% 9/1/54 (i)	6,475,000	5,740,745
3% 9/1/54 (i)	85,050,000	75,405,466
3% 9/1/54 (i)	13,100,000	11,614,481
3% 9/1/54 (i)	30,550,000	27,085,679
3% 9/1/54 (i)	12,900,000	11,437,161
3% 9/1/54 (i)	75,000	66,495
3% 9/1/54 (i)	2,372,000	2,103,019
3% 10/1/54 (i)	12,900,000	11,448,246
3% 10/1/54 (i)	12,250,000	10,871,396
3% 10/1/54 (i)	97,375,000	86,416,505
3% 10/1/54 (i)	8,250,000	7,321,552
3.5% 9/1/39 (i)	428,000	414,792
3.5% 9/1/54 (i)	5,081,000	4,676,703
3.5% 9/1/54 (i)	11,725,000	10,792,038
3.5% 9/1/54 (i)	1,022,000	940,679
3.5% 9/1/54 (i)	300,000	276,129
3.5% 9/1/54 (i)	3,300,000	3,037,418
3.5% 9/1/54 (i)	300,000	276,129
3.5% 9/1/54 (i)	700,000	644,301
3.5% 9/1/54 (i)	200,000	184,086
3.5% 9/1/54 (i)	1,100,000	1,012,473
3.5% 9/1/54 (i)	800,000	736,344
3.5% 9/1/54 (i)	300,000	276,129
3.5% 9/1/54 (i)	800,000	736,344
3.5% 9/1/54 (i)	226,000	208,017
3.5% 9/1/54 (i)	380,000	349,763
3.5% 9/1/54 (i)	100,000	92,043
3.5% 9/1/54 (i)	100,000	92,043
3.5% 9/1/54 (i)	16,700,000	15,371,176
3.5% 10/1/54 (i)	16,700,000	15,379,656
4% 9/1/39 (i)	248,000	244,416
4% 9/1/54 (i)	16,700,000	15,836,949
4% 9/1/54 (i)	12,950,000	12,280,748
4% 9/1/54 (i)	6,950,000	6,590,826
4% 9/1/54 (i)	5,600,000	5,310,594
4% 9/1/54 (i)	550,000	521,576
4% 9/1/54 (i)	2,599,400	2,465,064
4% 9/1/54 (i)	39,000,000	36,984,492
4% 9/1/54 (i)	6,218,000	5,896,656
4% 9/1/54 (i)	19,800,000	18,776,742
4% 10/1/54 (i)	82,000,000	77,816,713
4.5% 9/1/39 (i)	45,000	44,903
4.5% 9/1/39 (i)	836,000	834,204
4.5% 9/1/54 (i)	22,000	21,410
4.5% 9/1/54 (i)	53,500,000	52,064,279
4.5% 9/1/54 (i)	18,300,000	17,808,903
4.5% 9/1/54 (i)	1,616,200	1,572,828
4.5% 9/1/54 (i)	38,000,000	36,980,236
4.5% 9/1/54 (i)	122,950,000	119,650,526
4.5% 9/1/54 (i)	47,300,000	46,030,662
4.5% 9/1/54 (i)	74,250,000	72,257,434
4.5% 10/1/54 (i)	85,300,000	83,047,551
5% 9/1/39 (i)	1,350,000	1,359,439
5% 9/1/39 (i)	7,025,000	7,074,120
5% 9/1/39 (i)	1,050,000	1,057,342
5% 9/1/39 (i)	5,425,000	5,462,933
5% 9/1/39 (i)	1,200,000	1,208,391
5% 9/1/39 (i)	6,150,000	6,193,002
5% 9/1/54 (i)	43,600,000	43,281,515
5% 9/1/54 (i)	43,300,000	42,983,706
5% 9/1/54 (i)	16,707,735	16,585,690
5% 9/1/54 (i)	13,100,000	13,004,308
5% 10/1/54 (i)	78,500,000	77,935,781
5% 10/1/54 (i)	99,000,000	98,288,438
5% 10/1/54 (i)	52,600,000	52,221,938
5.5% 9/1/54 (i)	8,000,000	8,054,687
5.5% 9/1/54 (i)	34,998,000	35,237,243
5.5% 9/1/54 (i)	879,000	885,009
5.5% 9/1/54 (i)	306,000	308,092
5.5% 9/1/54 (i)	34,998,000	35,237,243
5.5% 9/1/54 (i)	64,002,000	64,439,511
5.5% 9/1/54 (i)	2,400,000	2,416,406
5.5% 9/1/54 (i)	4,700,000	4,732,129
5.5% 9/1/54 (i)	57,367,997	57,760,159
5.5% 9/1/54 (i)	1,640,000	1,651,211
5.5% 9/1/54 (i)	953,000	959,515
5.5% 10/1/54 (i)	8,000,000	8,054,687
5.5% 10/1/54 (i)	99,000,000	99,676,754
5.5% 10/1/54 (i)	34,998,000	35,237,243
6% 9/1/54 (i)	620,900	632,324
6% 9/1/54 (i)	1,500,000	1,527,598
6% 9/1/54 (i)	3,900,000	3,971,754
6% 9/1/54 (i)	7,500,000	7,637,988
6% 9/1/54 (i)	8,700,000	8,860,066
6% 9/1/54 (i)	851,000	866,657
6% 9/1/54 (i)	8,300,000	8,452,707
6% 9/1/54 (i)	2,150,000	2,189,557
6% 9/1/54 (i)	1,711,000	1,742,480
6% 9/1/54 (i)	750,000	763,799
6% 9/1/54 (i)	2,900,000	2,953,355
6% 9/1/54 (i)	1,750,000	1,782,197
6% 9/1/54 (i)	1,000,000	1,018,398
6% 9/1/54 (i)	1,750,000	1,782,197
6% 9/1/54 (i)	950,000	967,478
6% 9/1/54 (i)	10,461,000	10,653,466
6% 9/1/54 (i)	25,839,000	26,314,396
6% 10/1/54 (i)	25,839,000	26,313,386
6.5% 9/1/54 (i)	625,000	643,530
6.5% 9/1/54 (i)	1,900,000	1,956,332
6.5% 9/1/54 (i)	517,000	532,328
6.5% 9/1/54 (i)	2,600,000	2,677,086
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,953,979,970
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,245,694,316)		7,177,467,136

Asset-Backed Securities - 3.8%
		Principal Amount (a)	Value ($)
1988 Clo 5 Ltd. / 1988 Clo 5 Ll Series 2024-5A Class A1, CME Term SOFR 3 Month Index + 1.540% 6.8653% 7/15/37 (b)(d)(f)		250,000	250,819
37 Capital Clo 1 Ltd. Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.280% 0% 10/15/34 (d)(f)		11,500,000	11,500,000
37 Capital Clo Ii Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.290% 6.5914% 7/15/34 (b)(d)(f)		4,250,000	4,248,368
522 Funding Clo 2019-5 Ltd. / 522 F Series 2022-5A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6314% 4/15/35 (b)(d)(f)		1,000,000	998,845
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)		3,710,300	3,832,644
Class A2, 6.261% 5/16/49 (b)		3,335,023	3,444,992
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		2,017,031	1,446,200
Series 2019-1 Class A, 3.844% 5/15/39 (b)		357,229	344,736
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		4,418,129	4,214,052
Class B, 4.458% 10/16/39 (b)		1,333,003	799,814
Series 2021-1A Class A, 2.95% 11/16/41 (b)		3,971,986	3,692,942
Acc Trust 2022-1 Series 2022-1 Class C, 3.24% 10/20/25 (b)		303,000	125,896
Accelerated 2021-1H LLC Series 2021-1H Class D, 3.58% 10/20/40 (b)		99,503	86,755
Accredited Mortgage Loan Trust Series 2006-1 Class M1, CME Term SOFR 1 Month Index + 0.440% 1.5446% 4/25/36 (d)(f)		1,596,246	1,493,046
Ace Securities Corp. Mortgage L Series 2007-D1 Class A4, 6.93% 2/25/38 (b)		752,700	623,524
Achv Abs Trust Series 2023-3PL Class C, 7.35% 8/19/30 (b)		1,750,000	1,768,476
Affirm Asset Securitization Trust:
Series 2023-X1 Class A, 7.11% 11/15/28 (b)		204,689	205,407
Series 2024-A:
Class 1A, 5.61% 2/15/29 (b)		2,300,000	2,321,217
Class A, 5.61% 2/15/29 (b)		155,000	156,430
Series 2024-X1 Class A, 6.27% 5/15/29 (b)		1,853,952	1,858,961
Agl Clo 23 Ltd. Series 2022-23A Class A, CME Term SOFR 3 Month Index + 2.200% 7.482% 1/20/36 (b)(d)(f)		250,000	250,897
Agl Clo 32 Ltd. Series 2024-32A Class A1, CME Term SOFR 3 Month Index + 1.380% 1.4327% 7/21/37 (b)(d)(f)		250,000	250,348
AGL CLO Ltd. Series 2021-14A Class B1, CME Term SOFR 3 Month Index + 1.910% 7.1936% 12/2/34 (b)(d)(f)		250,000	250,296
AGL Core CLO 2 Ltd. Series 2024-2A Class A1R, CME Term SOFR 3 Month Index + 1.460% 6.7934% 7/20/37 (b)(d)(f)		250,000	250,876
Aimco Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 6.692% 7/22/37 (b)(d)(f)		2,821,000	2,831,486
AIMCO CLO:
Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.6874% 10/17/34 (b)(d)(f)		4,150,000	4,150,000
Series 2024-AA Class AR3, CME Term SOFR 3 Month Index + 1.250% 0% 10/17/34 (b)(d)(f)		11,600,000	11,600,000
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(d)(f)		4,828,000	4,829,637
Aimco Clo 20 Ltd. Series 2023-20A Class B1, CME Term SOFR 3 Month Index + 2.200% 7.4861% 10/16/36 (b)(d)(f)		500,000	504,703
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(d)(f)		4,144,000	4,162,457
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(d)(f)		1,080,000	1,084,163
AIMCO CLO Ltd.:
Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4558% 1/17/32 (b)(d)(f)		241,548	241,792
Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(d)(f)		4,867,000	4,866,927
Albacore Euro Clo Iv Dac Series 2024-4A Class AR, 3 month EURIBOR EURO INTER + 0.990% 4.626% 7/15/35 (b)(d)(f)	EUR	1,000,000	1,102,974
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(d)(f)		5,071,000	5,074,230
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6836% 7/20/34 (b)(d)(f)		4,673,000	4,667,140
Ally Auto Receivables Trust Series 2024-1:
Class A2, 5.32% 1/15/27		1,400,000	1,400,038
Class A3, 5.08% 12/15/28		3,210,000	3,237,174
American Credit Acceptance Rec Series 2023-2 Class D, 6.47% 8/13/29 (b)		1,000,000	1,014,320
American Credit Acceptance Receivables Series 2023-3 Class D, 6.82% 10/12/29 (b)		2,180,000	2,235,370
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28		7,680,000	7,730,670
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		519,000	518,539
Series 2015-SFR2 Class E, 6.07% 10/17/52 (b)		545,000	546,394
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, CME Term SOFR 1 Month Index + 1.310% 6.5924% 11/25/34 (d)(f)		3,108,480	2,847,247
Ammc Clo 18 Ltd. Series 2018-18A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.4329% 5/26/31 (b)(d)(f)		95,757	95,909
Amsr 2020-Sfr1 Series 2020-SFR1:
Class E, 3.218% 4/17/37 (b)		877,659	861,483
Class H, 5.302% 4/17/37 (b)		175,531	172,357
Amsr 2020-Sfr2 Trust Series 2020-SFR2:
Class E1, 4.028% 7/17/37 (b)		1,000,000	982,999
Class E2, 4.277% 7/17/37 (b)		469,108	461,692
Class G, 4% 7/17/37 (b)		160,904	156,939
Class H, 5.25% 7/17/37 (b)		577,704	563,170
Amsr 2020-Sfr3 Trust Series 2020-SFR3 Class F, 3.553% 9/17/37 (b)		356,300	345,628
Amsr 2020-Sfr4 Trust Series 2020-SFR4:
Class E2, 2.456% 11/17/37 (b)		672,872	645,126
Class F, 2.856% 11/17/37 (b)		1,055,106	1,013,988
Amsr 2021-Sfr1 Trust Series 2021-SFR1 Class B, 2.153% 6/17/38 (b)		4,000,000	3,639,559
Amsr 2021-Sfr2 Trust Series 2021-SFR2:
Class D, 2.278% 8/17/38 (b)		1,150,000	1,084,441
Class F1, 3.275% 8/17/38 (b)		380,318	357,102
Amsr 2021-Sfr3 Trust Series 2021-SFR3 Class E2, 2.427% 10/17/38 (b)		1,178,896	1,089,533
Amsr 2022-Sfr1 Trust Series 2022-SFR1 Class F, 6.021% 3/17/39 (b)		373,005	352,483
Amsr 2022-Sfr3 Trust Series 2022-SFR3 Class D, 4% 10/17/39 (b)		2,115,000	2,018,837
Amsr 2023-Sfr1 Trust Series 2023-SFR1 Class F, 4% 4/17/40 (b)		4,644,946	4,174,086
Amsr 2023-Sfr2 Trust Series 2023-SFR2:
Class E1, 3.95% 6/17/40 (b)		2,650,000	2,391,377
Class E2, 3.95% 6/17/40 (b)		3,100,000	2,748,422
AMSR Trust Series 2019-SFR1:
Class F, 3.867% 1/19/39 (b)		576,000	549,761
Class G, 4.857% 1/19/39 (b)		230,000	220,771
Class H, 6.04% 1/19/39 (b)		330,000	322,028
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.733% 7/15/34 (b)(d)(f)		10,500,000	10,507,350
Anchorage Capital Clo 2018-10 Series 2024-10A Class A1AR, CME Term SOFR 3 Month Index + 1.100% 6.4014% 10/15/31 (b)(d)(f)		3,100,000	3,100,236
Anchorage Capital Clo 29 Ltd. / Anc Series 2024-29A Class A1, CME Term SOFR 3 Month Index + 1.600% 6.9211% 7/20/37 (b)(d)(f)		250,000	251,243
Anchorage Capital Clo 6 Ltd. Series 2024-6A Class AR3, CME Term SOFR 3 Month Index + 1.440% 6.7646% 4/22/34 (b)(d)(f)		300,000	300,374
Anchorage Capital Clo 7 Ltd. / Anch Series 2024-7A Class BR3, CME Term SOFR 3 Month Index + 2.050% 7.3812% 4/28/37 (b)(d)(f)		700,000	702,326
Anchorage Capital Clo 8 Ltd. / Anch Series 2021-8A Class AR2A, CME Term SOFR 3 Month Index + 1.460% 6.7252% 10/27/34 (b)(d)(f)		250,000	250,221
Apex Credit Clo 2018-Ii Ltd. Series 2024-2A Class A1RR, CME Term SOFR 3 Month Index + 1.240% 6.522% 10/20/31 (b)(d)(f)		3,219,580	3,220,906
Apidos Clo Xxiv Series 2021-24A Class A1AL, CME Term SOFR 3 Month Index + 1.210% 6.4936% 10/20/30 (b)(d)(f)		364,064	364,319
Apidos Clo Xxxiii Series 2021-33A Class BR, CME Term SOFR 3 Month Index + 1.860% 7.145% 10/24/34 (b)(d)(f)		1,000,000	1,001,051
Apidos Clo Xxxiv Series 2021-34A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.6936% 1/20/35 (b)(d)(f)		250,000	250,339
Apidos Clo Xxxvii Series 2021-37A:
Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/22/34 (b)(d)(f)		1,650,000	1,652,249
Class D, CME Term SOFR 3 Month Index + 3.310% 8.5936% 10/22/34 (b)(d)(f)		250,000	250,693
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		1,469,111	1,403,015
Class B, 4.335% 1/16/40 (b)		345,680	286,018
Aqua Finance Trust Series 2020-AA:
Class B, 2.79% 7/17/46 (b)		1,690,000	1,591,541
Class C, 3.97% 7/17/46 (b)		124,000	116,880
Class D, 7.15% 7/17/46 (b)		1,500,000	1,459,139
Aqua Finance Trust 2019-A Series 2019-A Class B, 3.47% 7/16/40 (b)		347,037	332,545
Arbour Clo Dac Series 2024-11A Class AR, 3 month EURIBOR EURO INTER + 1.330% 5.114% 5/15/38 (b)(d)(f)	EUR	1,000,000	1,108,023
Arclo 2022-Florida1 A Series 2022-FL1 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.8035% 1/15/37 (b)(d)(f)		285,000	282,715
Areit 2021-Cre5 Trust Series 2021-CRE5 Class D, CME Term SOFR 1 Month Index + 2.760% 8.1061% 11/17/38 (b)(d)(f)		263,000	250,680
Areit 2024-Cre9 Ltd. / Areit 20 Series 2024-CRE9 Class A, CME Term SOFR 1 Month Index + 1.680% 7.028% 5/17/41 (b)(d)(f)		910,000	906,599
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(d)(f)		5,230,000	5,231,015
Ares Ln Funding V Ltd. / Ares Ln Fund Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/27/37 (b)(d)(f)		4,720,000	4,732,154
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.693% 7/15/34 (b)(d)(f)		4,228,000	4,232,668
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6314% 1/15/35 (b)(d)(f)		7,506,000	7,511,134
Argent Securities, Inc. Series 2006-M1 Class A2C, CME Term SOFR 1 Month Index + 0.410% 5.6924% 7/25/36 (f)		149,588	40,058
Argent Securities, Inc. pass-thru certificates:
Series 2005-W1 Class A2, CME Term SOFR 1 Month Index + 0.590% 5.8724% 5/25/35 (f)		467,680	369,242
Series 2005-W5 Class A2D, CME Term SOFR 1 Month Index + 0.750% 6.0324% 1/25/36 (d)(f)		2,266,804	2,111,753
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)		600,000	605,569
ArrowMark Colorado Holdings LLC Series 2021-3A Class A1R, CME Term SOFR 3 Month Index + 1.470% 6.7562% 1/25/35 (b)(d)(f)		9,500,000	9,512,911
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9 Class M1, CME Term SOFR 1 Month Index + 1.080% 6.3674% 12/25/34 (f)		991,996	928,043
Atlas Senior Loan Fund Xv Ltd. Series 2024-15A Class A1R, CME Term SOFR 3 Month Index + 1.220% 6.503% 10/23/32 (b)(d)(f)		5,900,000	5,903,098
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8136% 1/20/34 (b)(d)(f)		7,845,000	7,838,653
Atlas Senior Loan Fund Xxiii L Series 2024-23A Class B, CME Term SOFR 3 Month Index + 2.000% 7.3366% 7/20/37 (b)(d)(f)		14,000,000	13,987,526
Aurium Clo Ii Dac Series 2021-2A Class A1RR, 3 month EURIBOR EURO INTER + 0.930% 4.63% 6/22/34 (b)(d)(f)	EUR	1,000,000	1,100,913
Aurium Clo Viii Dac Series 2021-8A Class A, 3 month EURIBOR EURO INTER + 0.850% 4.55% 6/23/34 (b)(d)(f)	EUR	2,800,000	3,078,425
Avoca Clo Xvii Dac Series 2022-17A Class ARR, 3 month EURIBOR EURO INTER + 0.820% 4.505% 10/15/32 (b)(d)(f)	EUR	500,000	550,292
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 10/15/36 (b)(d)(f)		4,158,000	4,161,909
Bain Capital Credit Clo 2020-2 Series 2024-2A Class ARR, CME Term SOFR 3 Month Index + 1.240% 0% 7/19/34 (b)(d)(f)		8,600,000	8,600,000
Bain Capital Credit CLO, Ltd. Series 2024-2A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8456% 7/15/37 (b)(d)(f)		380,000	382,859
Barings Clo Ltd. Series 2024-4A Class A1R, CME Term SOFR 3 Month Index + 1.150% 6.4514% 10/15/30 (b)(d)(f)		3,738,235	3,740,829
Barings CLO Ltd. Series 2024-4A Class AR, 0% 10/20/37 (b)(d)		1,560,000	1,560,000
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.032% 1/20/37 (b)(d)(f)		7,479,000	7,566,078
Bastion Funding I LLC Series 2023-1A Class A2, 7.119% 4/25/38 (b)		1,327,672	1,331,788
Battalion CLO Ltd.:
Series 2021-10A Class A1R2, CME Term SOFR 3 Month Index + 1.430% 6.715% 1/25/35 (b)(d)(f)		12,000,000	12,003,576
Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.695% 4/24/34 (b)(d)(f)		22,750,000	22,757,690
Bear Stearns Asset Backed Sec Trust Series 2003-SD2 Class 2A, 6.5662% 6/25/43 (d)		2,771	2,669
Bear Stearns Asset Backed Securities I Trust Series 2005-2 Class M5, CME Term SOFR 1 Month Index + 5.360% 6.4514% 6/25/35 (f)		600,000	612,463
Bear Stearns Str Pr Trust 07 Emx1 Series 2007-EMX1 Class M1, CME Term SOFR 1 Month Index + 2.110% 7.3924% 3/25/37 (b)(f)		258,443	255,851
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.5858% 1/17/35 (b)(d)(f)		7,708,000	7,709,233
Benefit Str Partners Clo Viii Series 2018-8A Class A1AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 1/20/31 (b)(d)(f)		322,018	322,174
Benefit Street Partners Clo Xv Series 2021-17A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.643% 7/15/32 (b)(d)(f)		250,000	250,115
Benefit Street Partners Clo Xx:
Series 2021-20A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.733% 7/15/34 (b)(d)(f)		250,000	250,068
Series 2023-30A Class D, CME Term SOFR 3 Month Index + 5.600% 10.8846% 4/25/36 (b)(d)(f)		415,000	425,130
Series 2024-27A Class AR, CME Term SOFR 3 Month Index + 1.370% 6.5549% 10/20/37 (b)(d)(f)		470,000	470,000
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.693% 1/15/35 (b)(d)(f)		5,907,000	5,913,078
Betony Clo 2 Ltd. Series 2018-1A Class A1, CME Term SOFR 3 Month Index + 1.340% 6.597% 4/30/31 (b)(d)(f)		1,013,096	1,015,169
Birch Grove Clo Ltd. / Birch Gr Series 2024-19A Class A1RR, CME Term SOFR 3 Month Index + 1.590% 6.9123% 7/17/37 (b)(d)(f)		700,000	704,900
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)		4,197,145	4,162,687
Series 2021-1A Class A, 2.443% 7/15/46 (b)		6,920,911	6,301,960
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, CME Term SOFR 3 Month Index + 1.960% 7.2436% 4/20/33 (b)(d)(f)		8,500,000	8,507,336
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(d)(f)(i)		4,323,000	4,324,470
Bluemountain Clo 2018-2 Ltd. Series 2018-2A Class B, CME Term SOFR 3 Month Index + 1.960% 7.0797% 8/15/31 (b)(d)(f)		500,000	500,011
Bluemountain Clo 2018-3 Ltd. / Series 2024-3A Class BR, CME Term SOFR 3 Month Index + 1.850% 7.1346% 10/25/30 (b)(d)(f)		410,000	409,699
BlueMountain CLO Ltd. Series 2024-3A Class A1R2, CME Term SOFR 3 Month Index + 1.200% 6.3181% 11/15/30 (b)(d)(f)		830,117	830,602
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, CME Term SOFR 3 Month Index + 1.520% 6.823% 4/15/34 (b)(d)(f)		3,000,000	3,002,508
Bluemountain Fuji Eur Clo V Da Series 2019-5A Class A, 3 month EURIBOR EURO INTER + 0.910% 4.595% 1/15/33 (b)(d)(f)	EUR	1,000,000	1,105,404
Bnpp Am Euro Clo 2019 BV Series 2021-1A Class AR, 3 month EURIBOR EURO INTER + 0.820% 4.508% 7/22/32 (b)(d)(f)	EUR	249,919	275,063
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)		1,174,000	1,193,078
Brex Commercial Charge Card Massachusetts Series 2024-1 Class A1, 6.05% 7/15/27 (b)		134,000	135,490
Bridge 2022-Sfr1 Trust Series 2022-SFR1 Class A, 3.4% 11/17/37 (b)		5,475,000	5,341,298
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.553% 4/15/29 (b)(d)(f)		1,276,313	1,277,119
Business Jet Securities 2021-1 LLC Series 2021-1A Class A, 2.162% 4/15/36 (b)		118,285	118,244
Business Jet Securities 2022-1 Series 2022-1A Class C, 6.413% 6/15/37 (b)		354,950	347,564
Business Jet Securities 2024-1 LLC Series 2024-1A Class C, 9.132% 5/15/39 (b)		1,810,059	1,843,738
Bxg Receivables Nt Trust 2018-A Series 2018-A Class C, 4.44% 2/2/34 (b)		23,274	22,920
Bxg Receivables Nt Trust 2020-A Series 2020-A Class B, 2.49% 2/28/36 (b)		1,306,449	1,225,074
Bxg Receivables Nt Trust 2022-A Series 2022-A Class A, 4.12% 9/28/37 (b)		3,689,285	3,638,368
Bxg Receivables Nt Trust 2023-A Series 2023-A Class C, 7.38% 11/15/38 (b)		702,489	708,660
C-Bass 2006-MH1 Trust Series 2006-MH1 Class B2, 6.75% 10/25/36 (b)		1,068,895	865,791
CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		38,976	38,783
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28		5,000,000	4,997,752
Cardiff Auto Receivables Secur Series 2024-1:
Class C, SONIA O/N DEPOSIT RATES SWAP + 1.900% 6.8509% 8/20/31 (d)(f)	GBP	100,000	131,479
Class D SONIA O/N DEPOSIT RATES SWAP + 2.600% 7.55% 8/20/31 (d)(f)	GBP	100,000	131,655
Cards II Trust Series 2023-2A Class A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.1931% 7/15/28 (b)(d)(f)		2,450,000	2,455,047
Carlyle C17 Clo Ltd. / Carlyle Series 2018-C17A Class A1AR, CME Term SOFR 3 Month Index + 1.290% 6.547% 4/30/31 (b)(d)(f)		157,787	158,074
Carlyle Global Market Strategi:
Series 2018-2RA Class A1, CME Term SOFR 3 Month Index + 1.310% 6.4297% 5/15/31 (b)(d)(f)		789,910	792,808
Series 2024-4A Class A1RR, CME Term SOFR 3 Month Index + 1.220% 6.502% 7/20/32 (b)(d)(f)		500,000	500,869
Carlyle U.S. Clo 2020-1 Series 2021-1A Class A2R, CME Term SOFR 3 Month Index + 1.910% 7.1936% 7/20/34 (b)(d)(f)		250,000	250,306
Carlyle U.S. CLO Ltd.:
Series 2021-3A Class A2R, CME Term SOFR 3 Month Index + 1.690% 6.9736% 7/20/29 (b)(d)(f)		250,000	250,000
Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7329% 7/25/37 (b)(d)(f)		5,360,000	5,360,257
Series 2024-3A:
Class A1R2, CME Term SOFR 3 Month Index + 1.400% 0% 10/21/37 (b)(d)(f)		340,000	340,000
Class BR2, CME Term SOFR 3 Month Index + 1.780% 0% 10/21/37 (b)(d)(f)		250,000	250,000
Carmax Series 2023-3 Class A2A, 5.72% 11/16/26		3,103,279	3,106,961
CarMax Auto Owner Trust:
Series 2021-1 Class D, 1.28% 7/15/27		200,000	194,993
Series 2023 2 Class A2A, 5.5% 6/15/26		2,661,746	2,662,180
Carmax Auto Owner Trust Series 2024-2:
Class A2A, 5.65% 5/17/27		1,360,000	1,366,551
Class A3, 5.5% 1/16/29		2,253,000	2,299,196
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28		3,006,000	3,071,861
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27		1,000,000	1,004,138
Class A3, 5.4% 11/15/28		700,000	709,791
Carnow Auto Receivables Trust Series 2022-1A Class E, 8.29% 8/15/28 (b)		351,000	321,942
Carrington Mortgage Loan Trust Series 2005-FRE1 Class M2, CME Term SOFR 1 Month Index + 0.840% 6.1274% 12/25/35 (f)		7,985,625	7,581,548
Cars Mti-1 L P / Cars Mti-2 L Series 2020-1A Class A3, 3.1% 12/15/50 (b)		166,569	154,192
Cars-Db4 LP Series 2020-1A:
Class A6, 3.81% 2/15/50 (b)		136,733	122,959
Class B2, 4.52% 2/15/50 (b)		262,127	248,043
Class B3, 4.95% 2/15/50 (b)		292,260	259,918
Carvana Auto Receivables Series 2023-P3 Class A4, 5.71% 7/10/29 (b)		1,418,000	1,459,191
Carvana Auto Receivables Trust:
Series 2022-P1 Class A4, 3.52% 2/10/28		2,500,000	2,444,726
Series 2023-N1 Class A, 6.36% 4/12/27 (b)		287,619	288,310
Series 2023-P1 Class A3, 5.98% 12/10/27 (b)		891,009	895,411
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(d)		265,122	261,295
Cascade Mh Asset Trust 2019-Mh Series 2019-MH1 Class B, 5% 11/25/44 (b)		497,340	455,951
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		4,679,847	4,282,213
Class B, 5.095% 4/15/39 (b)		2,927,377	1,998,605
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		1,352,510	1,261,309
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(d)(f)		4,327,000	4,327,792
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(d)(f)		3,624,000	3,626,613
Series 2021-8A Class BR, CME Term SOFR 3 Month Index + 1.910% 7.1974% 10/17/34 (b)(d)(f)		250,000	250,469
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(d)(f)		7,060,000	7,059,520
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.132% 7/20/36 (b)(d)(f)		4,739,000	4,758,634
Centex Home Equity Loan Trust Series 2021-B Class A6, 6.36% 7/25/32		330	321
Cfin 2022-Rtl1 Issuer LLC Series 2022-RTL1 Class AA, 3.25% 2/16/26 (b)		170,276	167,126
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)		1,419,140	1,392,467
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		85,324	84,237
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)		3,005,000	3,047,077
Chase Issuance Trust:
Series 2023-A2 Class A, 5.08% 9/15/30		1,700,000	1,755,343
Series 2024-A2 Class A, 4.63% 1/15/31		1,200,000	1,221,435
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)		1,767,604	1,793,211
Series 2024-1A Class A1, 5.52% 5/15/36 (b)		2,976,439	3,005,723
Cifc Funding 2018-Iv Ltd. / Cifc Fund Series 2018-4A Class A1, CME Term SOFR 3 Month Index + 1.410% 6.6974% 10/17/31 (b)(d)(f)		2,272,207	2,274,763
Cifc Funding 2019-Ii Ltd. Series 2021-2A Class DR, CME Term SOFR 3 Month Index + 3.260% 8.5474% 4/17/34 (b)(d)(f)		550,000	551,135
Cifc Funding 2021-1 Ltd. Series 2024-1A Class BR, CME Term SOFR 3 Month Index + 1.750% 7.0925% 7/25/37 (b)(d)(f)		250,000	250,499
Cifc Funding 2023-Iii Ltd. / Cifc F Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.600% 6.882% 1/20/37 (b)(d)(f)		250,000	251,563
CIFC Funding Ltd.:
Series 2018-1A Class BR2, CME Term SOFR 3 Month Index + 1.660% 6.9409% 1/18/31 (b)(d)(f)		250,000	249,925
Series 2021-7A Class B, CME Term SOFR 3 Month Index + 1.860% 7.1446% 1/23/35 (b)(d)(f)		3,800,000	3,802,747
Series 2024-6A Class A1R, CME Term SOFR 3 Month Index + 1.450% 6.7782% 7/16/37 (b)(d)(f)		310,000	311,468
CIFC Funding Ltd. / CIFC Funding LLC Series 2024-4A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.5332% 7/23/37 (b)(d)(f)		250,000	250,085
Citi Mortgage Loan Trust Series 2007-1:
Class 1M2, CME Term SOFR 1 Month Index + 1.860% 7.1424% 10/25/37 (b)(f)		700,000	677,614
Class 2M2, CME Term SOFR 1 Month Index + 1.860% 7.1424% 10/25/37 (b)(f)		1,824,000	1,682,336
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30		5,400,000	5,344,239
Citizens Auto Receivables Trus Series 2023-1 Class A3, 5.84% 1/18/28 (b)		8,000,000	8,091,710
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)		2,603,000	2,634,784
Clover Clo 2018-1 LLC Series 2024-1A Class A1RR, CME Term SOFR 3 Month Index + 1.530% 6.8544% 4/20/37 (b)(d)(f)		350,000	351,223
Clover CLO LLC Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6436% 4/22/34 (b)(d)(f)		380,000	380,167
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26		1,225,182	1,225,359
College Ave Student Lns Series 2023-B Class A1A, 6.5% 6/25/54 (b)		314,654	325,653
College Ave Student Lns 2021-C Series 2021-C Class B, 7/26/55 (b)		355,399	320,712
College Ave Student Loans Trus Series 2024-A Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.750% 7.0988% 6/25/54 (b)(d)(f)		377,700	381,300
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7136% 10/20/34 (b)(d)(f)		5,895,000	5,900,889
Connecticut Avenue Securities Trust Series 2022-R01 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.900% 7.2488% 12/25/41 (b)(d)(f)		1,500,000	1,519,251
Contego Clo V Dac Series 2018-5A:
Class A, 3 month EURIBOR EURO INTER + 0.820% 4.505% 1/15/31 (b)(d)(f)	EUR	1,273,544	1,406,428
Class ANV, 3 month EURIBOR EURO INTER + 0.820% 4.505% 1/15/31 (b)(d)(f)	EUR	1,273,544	1,406,428
Coof Securitization Trust 2014 Series 2014-1 Class A, 2.7877% 6/25/40 (b)(d)(p)		42,571	2,933
Copar 2021-1 Series 2021-1 Class A3, 0.77% 9/15/26		4,220,128	4,142,827
Corevest American Finance Series 2018-1 Class E, 6.1406% 6/15/51 (b)(d)		3,034,000	2,937,773
CoreVest American Finance Trust Series 2020-2:
Class A, 3.376% 5/15/52 (b)		44,014	43,288
Class B, 4.244% 5/15/52 (b)		3,444,135	3,372,495
Countrywide Asset Bd Ctf 06-11 Series 2006-11 Class 1AF4, 6.3% 12/25/35 (AMBAC Insured) (d)		1,266,261	1,219,996
Countrywide Home Loans, Inc.:
Series 2004-1 Class 3A, CME Term SOFR 1 Month Index + 0.670% 5.9524% 4/25/34 (d)(f)		8,675	8,229
Series 2004-6 Class M1, CME Term SOFR 1 Month Index + 1.010% 6.2924% 10/25/34 (d)(f)		3,285	3,297
Cps Auto Receivables Trust 202 Series 2023-D Class C, 7.17% 1/15/30 (b)		2,500,000	2,580,251
Credit Acceptance Auto Ln Trust 2023-3 Series 2023-3A Class C, 7.62% 12/15/33 (b)		4,000,000	4,193,179
Credit Acceptance Auto Loan Trust:
Series 2021-3A Class C, 1.63% 9/16/30 (b)		250,000	248,234
Series 2022-3A:
Class A, 6.57% 10/15/32 (b)		2,748,000	2,765,293
Class D, 9% 4/18/33 (b)		292,000	301,771
Series 2023-1A Class C, 7.71% 7/15/33 (b)		1,008,000	1,052,271
Series 2023-2A Class C, 7.15% 9/15/33 (b)		658,000	680,590
Series 2023-5A Class C, 7.3% 4/17/34 (b)		2,550,000	2,658,999
Crown Point Clo 7 Ltd. Series 2024-7A Class AR, CME Term SOFR 3 Month Index + 1.230% 6.512% 10/20/31 (b)(d)(f)		1,396,033	1,396,096
Crown Point CLO, Ltd. / Crown Point CLO LLC Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6674% 1/17/34 (b)(d)(f)		1,000,000	998,366
Cwabs Asset Backed Nts Trust 2007 Series 2007-SEA2 Class 2A1, CME Term SOFR 1 Month Index + 1.610% 6.8924% 6/25/47 (b)(d)(f)		82,600	64,740
DataBank Issuer, LLC Series 2021-1A Class A2, 2.06% 2/27/51 (b)		564,627	532,426
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		6,836,720	6,636,453
Diameter Capital Clo 3 Ltd. / Diame Series 2022-3A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.6914% 4/15/37 (b)(d)(f)		250,000	249,997
Diameter Capital Clo 8 Ltd. Series 2024-8A Class A1A, CME Term SOFR 3 Month Index + 1.400% 0% 10/20/37 (b)(d)(f)(i)		1,100,000	1,100,194
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26		5,000,000	4,989,714
Series 2023 A1 Class A, 4.31% 3/15/28		3,700,000	3,687,267
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)		714,759	717,212
Class A3, 5.64% 2/22/28 (b)		2,091,000	2,130,076
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)		1,700,000	1,703,894
Series 2024-1A Class A3, 5.3% 7/20/29 (b)		979,000	999,265
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)		3,600,000	3,608,951
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)		1,196,160	1,121,764
Dryden 104 Clo Ltd. / Dryden 10 Series 2022-104A Class B1, CME Term SOFR 3 Month Index + 3.100% 8.2284% 8/20/34 (b)(d)(f)		300,000	301,474
Dryden 108 Clo Ltd. / Dryden 10 Series 2024-108A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6386% 7/18/37 (b)(d)(f)		8,569,000	8,571,562
Dryden 54 Sr Ln Fund / Dryden 54 Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.150% 6.4295% 10/19/29 (b)(d)(f)		220,904	221,023
Dryden 59 Euro Clo 2017 Dac Series 2018-59A Class A, 3 month EURIBOR EURO INTER + 0.750% 4.292% 5/15/32 (b)(d)(f)	EUR	3,147,262	3,454,408
Dryden 73 Euro Clo 2019 BV Series 2019-73A Class A1, 3 month EURIBOR EURO INTER + 0.940% 4.625% 1/15/34 (b)(d)(f)	EUR	3,700,000	4,078,266
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.582% 4/20/35 (b)(d)(f)		4,007,000	4,014,625
Dryden CLO, Ltd. Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(d)(f)		5,321,000	5,326,630
Dryden Senior Loan Fund:
Series 2021-72A:
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.4597% 5/15/32 (b)(d)(f)		3,941,489	3,946,306
Class BR, CME Term SOFR 3 Month Index + 1.910% 7.0297% 5/15/32 (b)(d)(f)		6,000,000	6,011,496
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.52% 2/20/35 (b)(d)(f)		3,054,000	3,058,569
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.6814% 7/15/37 (b)(d)(f)		4,840,000	4,847,497
Dt Auto Owner Trust 2020-3 Series 2020-3A Class D, 1.84% 6/15/26 (b)		165,469	163,504
Dt Auto Owner Trust 2023-3 Series 2023-3A Class D, 7.12% 5/15/29 (b)		3,936,000	4,089,065
E3 2019-1 Series 2019-1 Class A, 3.1% 9/20/55 (b)		131,951	116,001
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 1/15/35 (b)(d)(f)		6,200,000	6,202,158
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(d)(f)		4,210,000	4,230,751
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.6914% 10/15/37 (b)(d)(f)		3,921,000	3,935,908
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.813% 1/15/34 (b)(d)(f)		7,240,000	7,240,869
ECMC Group Student Loan Trust Series 2021-1A Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0333% 11/25/70 (b)(d)(f)		545,097	539,398
Elara Hgv Timeshare Issuer 201 Series 2019-A Class C, 3.45% 1/25/34 (b)		25,443	24,602
Elara Hgv Timeshare Issuer 202 Series 2021-A Class D, 3.32% 8/27/35 (b)		304,190	281,034
Elevation CLO, Ltd. Series 2021-13A Class A1, CME Term SOFR 3 Month Index + 1.450% 6.753% 7/15/34 (b)(d)(f)		8,500,000	8,504,233
Elfi Graduate Ln Program 2023- Series 2023-A Class A, 6.37% 2/4/48 (b)		595,969	621,752
Elmwood CLO 30 Ltd. Series 2024-6A Class A, CME Term SOFR 3 Month Index + 1.430% 6.7299% 7/17/37 (b)(d)(f)		250,000	251,133
Elmwood CLO Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 4/20/34 (b)(d)(f)		30,250,000	30,279,312
Series 2024-3A Class ERR, CME Term SOFR 3 Month Index + 5.950% 11.2706% 7/18/37 (b)(d)(f)		400,000	391,799
Elmwood CLO Vi Ltd. Series 2024-3A Class ARR, CME Term SOFR 3 Month Index + 1.380% 6.7186% 7/18/37 (b)(d)(f)		250,000	250,434
Enterprise Fleet Financing Series 2024-2:
Class A1, 5.613% 5/20/25 (b)		519,502	520,053
Class A2, 5.74% 12/20/26 (b)		1,900,000	1,917,684
Class A3, 5.61% 4/20/28 (b)		1,900,000	1,945,808
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)		4,547,571	4,632,268
Equity One ABS, Inc. Series 2003-3 Class M2, 4.1997% 12/25/33 (d)		836,576	701,099
Exeter Automobile Receivables:
Series 2023-4A:
Class D, 6.95% 12/17/29		1,205,000	1,248,570
Class E, 9.57% 2/18/31 (b)		1,015,000	1,087,453
Series 2023-5A Class D, 7.13% 2/15/30		1,467,000	1,536,369
Series 2024-2A Class A3, 5.63% 10/15/26		1,000,000	1,001,107
Fhf Issuer Trust 2023-2 Series 2023-2A Class C, 7.97% 12/17/29 (b)		3,000,000	3,197,774
Finance of America HECM Buyout Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(d)		2,553,702	2,506,716
First Franklin Mortgage Loan Trust Series 2006-FF13 Class A1, CME Term SOFR 1 Month Index + 0.350% 5.6324% 10/25/36 (f)		34,943	22,883
Firstkey Homes 2020-Sfr2 Series 2020-SFR2:
Class F1, 3.017% 10/19/37 (b)		638,000	616,574
Class F2, 3.117% 10/19/37 (b)		570,000	548,822
Firstkey Homes 2022-Sfr1 Trust Series 2022-SFR1 Class E1, 5% 5/19/39 (b)		1,826,000	1,776,096
Firstkey Homes 2022-Sfr2 Trust Series 2022-SFR2 Class E2, 4.5% 7/17/39 (b)		497,000	469,105
Firstkey Homes 2022-SFR3 Trust Series 2022-SFR3:
Class E1, 3.5% 7/17/38 (b)		3,500,000	3,321,046
Class E2, 3.5% 7/17/38 (b)		229,000	216,525
FirstKey Homes Trust:
Series 2020-SFR1:
Class F1, 3.638% 8/17/37 (b)		111,000	108,144
Class H, 0% 8/17/37 (b)(q)		3,500,000	3,250,107
Series 2021-SFR1:
Class C, 1.888% 8/17/38 (b)		1,100,000	1,029,496
Class E2, 2.489% 8/17/38 (b)		292,000	273,394
Class F1, 3.238% 8/17/38 (b)		300,000	280,504
Class F2, 3.452% 8/17/38 (b)		1,500,000	1,401,764
Series 2021-SFR2 Class E2, 2.358% 9/17/38 (b)		1,763,000	1,644,280
Flagship Credit Auto Trust 202 Series 2023-2 Class C, 5.81% 5/15/29 (b)		180,000	182,831
Flagship Credit Auto Trust 2023-3 Series 2023-3 Class D, 6.58% 8/15/29 (b)		1,091,000	1,126,662
Flagship Credit Auto Trust 2024-1 Series 2024-1 Class A2, 5.64% 3/15/28 (b)		1,000,000	1,005,235
Flatiron Clo 18 Ltd. Series 2018-1A Class A, CME Term SOFR 3 Month Index + 1.210% 6.4974% 4/17/31 (b)(d)(f)		157,940	158,080
Flatiron CLO Ltd.:
Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6511% 7/19/34 (b)(d)(f)		4,210,000	4,216,681
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.4371% 11/16/34 (b)(d)(f)		3,672,000	3,662,934
Class BR, CME Term SOFR 3 Month Index + 1.810% 6.9071% 11/16/34 (b)(d)(f)		600,000	600,317
Series 2024-1A:
Class A1R, 0% 10/19/37 (b)(d)		6,432,000	6,432,000
Class A2R, CME Term SOFR 3 Month Index + 1.580% 0% 10/19/37 (b)(d)(f)		250,000	250,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(d)(f)		8,080,000	8,086,424
Fmc Gmsr Issuer Trust:
Series 2020-GT1 Class A, 4.45% 1/25/26 (b)		438,000	417,485
Series 2021-GT1 Class B, 4.36% 7/25/26 (b)		234,042	209,957
Series 2021-GT2:
Class A, 3.85% 10/25/26 (b)		4,000,000	3,688,943
Class B, 4.44% 10/25/26 (b)		661,257	592,688
Series 2022-GT1:
Class A, 6.19% 4/25/27 (b)		4,292,553	4,255,008
Class B, 7.17% 4/25/27 (b)		675,797	653,457
Series 2022-GT2:
Class A, 7.9% 7/25/27 (b)		373,005	381,170
Class B, 10.07% 7/25/27 (b)		672,872	684,886
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,128,696
Ford Credit Floorplan Master Owner Trust:
Series 2019-4 Class B, 2.64% 9/15/26		549,000	548,268
Series 2023-1 Class A1, 4.92% 5/15/28 (b)		5,800,000	5,831,368
Foundation Finance Trust 2020-1 Series 2020-1A Class C, 5.75% 7/16/40 (b)		136,000	131,371
Foundation Finance Trust 2023- Series 2023-2A:
Class A, 6.53% 6/15/49 (b)		273,775	282,629
Class B, 6.97% 6/15/49 (b)		2,000,000	2,075,697
Freed Abs Trust 2021-3Fp Series 2021-3FP Class D, 2.37% 11/20/28 (b)		1,409,244	1,386,115
FRTKL Series 2021-SFR1 Class F, 3.171% 9/17/38 (b)		128,000	117,328
Galaxy Xviii Clo Ltd. Series 2018-28A Class A1, CME Term SOFR 3 Month Index + 1.360% 6.663% 7/15/31 (b)(d)(f)		389,881	390,320
Galaxy Xx Clo Ltd. Series 2018-20A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5436% 4/20/31 (b)(d)(f)		714,325	714,458
Galaxy Xxvi Clo Ltd. / Galaxy X Series 2024-26A Class BR, CME Term SOFR 3 Month Index + 1.600% 6.7211% 11/22/31 (b)(d)(f)		600,000	600,528
GE Capital Mortgage Services, Inc. Series 1999-HE1 Class A6, 6.7% 4/25/29		2,771	2,768
Generate Clo 16 Ltd. Series 2024-16A Class B, CME Term SOFR 3 Month Index + 1.850% 7.1714% 7/20/37 (b)(d)(f)		500,000	501,051
Generate Clo 4 Ltd. / Generate Series 2024-4A Class ARR, CME Term SOFR 3 Month Index + 1.430% 6.712% 7/20/37 (b)(d)(f)		500,000	500,497
Generate Clo 7 Ltd. / Generate Series 2024-7A Class A1R, CME Term SOFR 3 Month Index + 1.620% 6.902% 4/22/37 (b)(d)(f)		250,000	250,389
Gls Auto Receivables Issuer Trust:
Series 2022-1A Class D, 3.97% 1/18/28 (b)		4,619,000	4,538,984
Series 2023-2A Class C, 5.69% 3/15/29 (b)		341,000	341,863
Series 2024-2A Class A2, 5.77% 6/15/27 (b)		3,150,000	3,158,368
Gls Auto Receivables Trust 202 Series 2023-3A:
Class D, 6.44% 5/15/29 (b)		1,407,000	1,445,266
Class E, 9.27% 8/15/30 (b)		1,000,000	1,061,955
Gls Auto Select Receivables Trust Series 2023-1A Class B, 6.09% 3/15/29 (b)		175,000	180,230
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25		442,370	442,415
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28		2,830,000	2,862,766
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28		4,381,000	4,368,588
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26		1,377,000	1,384,373
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)		3,709,000	3,775,357
Goldman Home Improvement Trust Series 2022-GRN1 Class A, 4.5% 6/25/52 (b)		260,191	257,045
Golub Capital Partners Clo 41B Series 2021-41A Class AR, CME Term SOFR 3 Month Index + 1.580% 6.8636% 1/20/34 (b)(d)(f)		250,000	250,338
Goodgreen 2017-2 Trust Series 2017-2A Class A, 3.26% 10/15/53 (b)(k)		131,316	121,074
Goodgreen 2018-1 Series 2018-1A Class A, 3.93% 10/15/53 (b)(d)		113,840	105,501
Goodgreen 2023-1 Series 2023-1A Class A, 5.9% 1/17/61 (b)		637,005	636,082
Goodleap Sustainable Home Solutions:
Series 2023-3C Class A, 6.5% 7/20/55 (b)		903,916	937,752
Series 2023-4C Class A, 6.48% 3/20/57 (b)		1,689,080	1,747,827
Series 2024-1GS Class A, 6.25% 6/20/57 (b)		2,834,928	2,897,499
Gracie Point International Fun:
Series 2023-1A Class A, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.950% 7.2993% 9/1/26 (b)(d)(f)		103,133	103,801
Series 2023-2A Class A, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 7.5993% 3/1/27 (b)(d)(f)		623,531	625,219
Gracie Point International Funding Series 2024-1A Class A, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.700% 7.0496% 3/1/28 (b)(d)(f)(l)		318,000	319,138
Granite Park Equipment Leasing Series 2023-1A Class E, 7% 6/20/35 (b)		1,587,000	1,490,527
Green Tree Financial Corp. Series 1998-4 Class M1, 6.83% 4/1/30		297,161	284,212
Greensky Home Improvement Trus Series 2024-1:
Class A3, 5.55% 6/25/59 (b)		500,000	509,615
Class A4, 5.67% 6/25/59 (b)		1,767,000	1,785,689
Class B, 5.87% 6/25/59 (b)		100,000	101,452
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, CME Term SOFR 3 Month Index + 1.400% 6.7014% 4/15/34 (b)(d)(f)		35,000,000	35,020,125
Gsaa Home Equity Trust 2006-18 Series 2006-18 Class AF3A, 5.7723% 11/25/36		44,380	12,931
Gulf Stream Meridian 7 Ltd. / G Series 2022-7A Class A1, CME Term SOFR 3 Month Index + 1.360% 6.6614% 7/15/35 (b)(d)(f)		1,500,000	1,499,975
Ha Credit Partners Xvi Ltd. / Oha C Series 2024-16A Class AR, CME Term SOFR 3 Month Index + 1.350% 0% 10/18/37 (d)(f)		280,000	280,000
HalseyPoint CLO 6, Ltd. Series 2022-6A Class A1, CME Term SOFR 3 Month Index + 2.450% 7.732% 10/20/34 (b)(d)(f)		250,000	250,369
Harriman Park Clo Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.380% 6.6636% 4/20/34 (b)(d)(f)		500,000	500,244
Harris County Cultural Education Facilities Finance Corp. Rev. CME Term SOFR 1 Month Index + 2.060% 7.4076% 10/19/38 (b)(d)(f)		1,000,000	1,001,214
Harvest Clo Xxv Dac Series 2021-25A Class AR, 3 month EURIBOR EURO INTER + 0.950% 4.638% 10/21/34 (b)(d)(f)	EUR	3,500,000	3,844,197
Harvest Sba Loan Trust 2021-1 Series 2021-1 Class A, CME Term SOFR 1 Month Index + 2.110% 7.4641% 4/25/48 (b)(d)(f)		12,577	12,529
Hayfin Emerald Clo X Series 2024-10A Class AR, 3 month EURIBOR EURO INTER + 1.350% 5.072% 7/18/38 (b)(d)(f)	EUR	2,300,000	2,547,090
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR EURO INTER + 0.900% 4.585% 4/25/34 (b)(d)(f)	EUR	2,000,000	2,202,315
Henley Clo Vii Dac Series 2024-7A Class AR, 3 month EURIBOR EURO INTER + 0.990% 4.541% 4/25/34 (b)(d)(f)	EUR	3,700,000	4,086,459
Hero Funding 2017-2 Series 2017-2A Class A2, 4.07% 9/20/48 (b)		55,275	51,420
Hero Funding 2017-3 Series 2017-3A:
Class A1, 3.19% 9/20/48 (b)		57,877	52,046
Class A2, 3.95% 9/20/48 (b)		47,772	43,966
Hero Funding Ii 2016-4B Series 2016-4B Class B, 4.99% 9/20/47 (b)		9,624	9,595
Hero Funding Iii Series 2017-1A Class A, 3.5% 9/21/43 (b)		61,948	57,339
Hero Funding Trust 2015-3 Series 2015-3A Class A, 4.28% 9/20/41 (b)		33,881	32,811
Hero Funding Trust 2016-3 Series 2016-3A Class A1, 3.08% 9/20/42 (b)		15,062	13,891
Hero Funding Trust 2017-1A Series 2017-1A Class A2, 4.46% 9/20/47 (b)		51,956	49,046
Hertz Vehicle Financing LLC 20 Series 2023-3A Class A, 5.94% 2/25/28 (b)		1,197,000	1,220,439
Hgi Cre Clo 2021-Florida3 Ltd. Series 2022-FL3 Class D, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.750% 9.1035% 4/20/37 (b)(d)(f)		320,500	316,297
Hig Rcp 2023-Florida1 LLC Series 2023-FL1 Class A, CME Term SOFR 1 Month Index + 2.270% 7.6109% 9/19/38 (b)(d)(f)		677,519	677,517
Hilton Grand Vacations Trust Series 2020-AA Class C, 6.42% 2/25/39 (b)		69,009	69,472
Hilton Grand Vacations Trust 2 Series 2023-1A Class C, 6.94% 1/25/38 (b)		2,989,141	3,089,231
Hinnt 2024-A LLC Series 2024-A Class E, 8% 3/15/43 (b)		1,503,211	1,426,583
Home Partners of America Trust:
Series 2019-2 Class E, 3.32% 10/19/39 (b)		269,944	254,752
Series 2021-3 Class E2, 3.347% 1/17/41 (b)		393,302	348,192
Home Re, Ltd. Series 2021-2 Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.800% 8.1488% 1/25/34 (b)(d)(f)		767,149	776,592
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		2,594,299	2,399,721
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		5,934,308	5,489,223
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (b)		1,500,000	1,519,194
Hps Ln Management 2024-20 Ltd./LLC Series 2024-20A:
Class B1, CME Term SOFR 3 Month Index + 1.850% 7.086% 7/25/37 (b)(d)(f)		1,000,000	1,000,648
Class C, CME Term SOFR 3 Month Index + 2.200% 7.436% 7/25/37 (b)(d)(f)		250,000	250,814
Class D1, CME Term SOFR 3 Month Index + 3.300% 8.536% 7/25/37 (b)(d)(f)		250,000	250,319
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, CME Term SOFR 1 Month Index + 0.250% 5.5324% 1/25/37 (d)(f)		2,321,844	1,767,942
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)		896,902	898,680
Huntington Bank Auto Credit Series 2024-1 Class B2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 6.7532% 5/20/32 (b)(d)(f)		311,092	311,520
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)		5,373,000	5,446,780
Hyundai Auto Receivables Trust:
Series 2023-B Class A3, 5.48% 4/17/28		1,443,000	1,460,791
Series 2024-A Class A3, 4.99% 2/15/29		3,357,000	3,397,182
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/22/34 (b)(d)(f)		4,148,000	4,152,505
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR EURO INTER + 0.650% 4.335% 7/15/31 (b)(d)(f)	EUR	10,000,000	10,990,473
Invesco Euro Clo Vii Dac Series 2022-7A Class A, 3 month EURIBOR EURO INTER + 0.990% 4.675% 1/15/35 (b)(d)(f)	EUR	1,934,000	2,126,729
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(d)(f)		4,340,000	4,356,822
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(d)(f)		4,204,000	4,237,611
J P Morgan Mtg Trust 2024-He2 Series 2024-HE2 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5508% 10/20/54 (b)(d)(f)		917,425	917,887
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, CME Term SOFR 3 Month Index + 1.460% 6.7436% 10/20/34 (b)(d)(f)		13,000,000	13,011,960
Class A2R, CME Term SOFR 3 Month Index + 2.010% 7.2936% 10/20/34 (b)(d)(f)		10,600,000	10,616,282
Jamestown Clo Xviii Ltd. / Jame Series 2024-18A Class AR, CME Term SOFR 3 Month Index + 1.270% 0% 7/25/35 (d)(f)		11,700,000	11,700,000
Jonah Energy Abs I LLC Series 2022-1 Class A1, 7.2% 12/10/37 (b)		409,627	413,076
Juniper Valley Park CLO LLC Series 2024-1A Class BR, CME Term SOFR 3 Month Index + 1.550% 6.832% 7/20/36 (b)(d)(f)		250,000	250,065
Kgs-Alpha Sba Coof Trust 2013- Series 2013-2 Class A, 1.6677% 3/25/39 (b)(d)(p)		46,898	1,349
Kgs-Alpha Sba Coof Trust Ser 2012 Series 2012-2 Class A, 0.8776% 8/25/38 (b)(d)(p)		50,976	836
Kgs-Alpha Sba Coof Trust Serie Series 2012-4 Class A, 0.9315% 9/25/37 (b)(d)(p)		54,902	950
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6314% 4/15/35 (b)(d)(f)		9,327,000	9,331,617
KKR Financial CLO Ltd. Series 2021-33A Class A, CME Term SOFR 3 Month Index + 1.430% 6.7136% 7/20/34 (b)(d)(f)		18,900,000	18,918,617
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)		3,013,000	3,072,373
Lcm 31 Ltd. Series 2024-31A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.562% 7/20/34 (b)(d)(f)		4,500,000	4,508,325
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, CME Term SOFR 3 Month Index + 1.240% 6.5236% 3/20/30 (b)(d)(f)		1,840,831	1,841,657
Lending Funding Trust 2020-2 Series 2020-2A:
Class A, 2.32% 4/21/31 (b)		3,750,000	3,576,486
Class D, 6.77% 4/21/31 (b)		3,455,000	3,349,578
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	3,930,163
Class D, 5.05% 11/20/31 (b)		3,000,000	2,730,577
Lendmark Funding Trust 2021-2 Series 2021-2A Class D, 4.46% 4/20/32 (b)		3,000,000	2,659,220
Lendmark Funding Trust 2022-1 Series 2022-1A Class C, 6.6% 7/20/32 (b)		400,000	405,738
Lendmark Funding Trust 2023-1 Series 2023-1A Class D, 8.69% 5/20/33 (b)		1,939,000	2,011,839
Lendmark Funding Trust 2024-1 Series 2024-1A:
Class B, 5.88% 6/21/32 (b)		100,000	102,176
Class D, 7.21% 6/21/32 (b)		100,000	103,863
Lft Cre 2021-Florida1 Ltd. / Lft Cre Series 2021-FL1:
Class D, CME Term SOFR 1 Month Index + 2.560% 7.9014% 6/15/39 (b)(d)(f)		416,500	401,287
Class E, CME Term SOFR 1 Month Index + 3.060% 8.4014% 6/15/39 (b)(d)(f)		365,500	351,618
Louisiana Local Government Environment and Community Dev. Auth. Series 2022-2022A Class A2, 4.145% 2/1/33		260,000	257,527
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6436% 1/22/35 (b)(d)(f)		6,180,000	6,182,546
Madison Park Funding Ltd. Series 2024-14A Class AR3, CME Term SOFR 3 Month Index + 1.200% 6.482% 10/22/30 (b)(d)(f)		232,509	232,864
Madison Park Funding Lxii Ltd. Series 2023-62A Class AR, CME Term SOFR 3 Month Index + 1.850% 7.1358% 7/17/36 (b)(d)(f)		250,000	251,067
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.683% 7/15/34 (b)(d)(f)		4,233,000	4,232,962
Madison Park Funding Xxi Ltd. Series 2021-21A Class AARR, CME Term SOFR 3 Month Index + 1.340% 6.643% 10/15/32 (b)(d)(f)		250,000	249,998
Madison Park Funding Xxxi Ltd. Series 2024-31A Class B1R, CME Term SOFR 3 Month Index + 1.800% 7.1388% 7/23/37 (b)(d)(f)		600,000	601,443
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6662% 4/25/32 (b)(d)(f)		9,965,769	9,965,769
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6674% 7/17/34 (b)(d)(f)		12,500,000	12,507,313
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class B, CME Term SOFR 3 Month Index + 2.050% 7.3402% 4/25/37 (b)(d)(f)		270,000	271,378
Madison Pk Funding Xlii Ltd. Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.150% 6.433% 11/21/30 (b)(d)(f)		207,985	208,145
Madison Pk Funding Xxix Ltd. / Madi Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.180% 6.4592% 10/18/30 (b)(d)(f)		4,193,794	4,197,987
Madison Pk Funding Xxx Ltd. / LLC Series 2024-30A Class A1R, CME Term SOFR 3 Month Index + 1.360% 0% 7/16/37 (b)(d)(f)		600,000	600,105
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.082% 4/22/36 (b)(d)(f)		3,249,000	3,265,687
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6836% 10/20/34 (b)(d)(f)		1,417,000	1,419,178
Magnetite Xii Ltd. Series 2024-12A Class AR4, CME Term SOFR 3 Month Index + 1.150% 6.4514% 10/15/31 (b)(d)(f)		2,928,164	2,929,452
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6762% 1/25/35 (b)(d)(f)		4,904,000	4,911,626
Magnetite XXV Ltd. Series 2020-25A Class A, CME Term SOFR 3 Month Index + 1.460% 6.7462% 1/25/32 (b)(d)(f)		3,322,906	3,325,512
Marathon Clo Xiii Ltd. Series 2024-1A Class AAR2, CME Term SOFR 3 Month Index + 1.200% 6.5014% 4/15/32 (b)(d)(f)		998,224	998,972
Mariner Finance Issuance Trust:
Series 2021-AA Class E, 5.4% 3/20/36 (b)		4,500,000	4,175,811
Series 2021-BA Class E, 4.68% 11/20/36 (b)		3,000,000	2,651,026
Series 2022-AA:
Class A, 6.45% 10/20/37 (b)		954,000	957,741
Class D, 9.1% 10/20/37 (b)		337,000	346,985
Class E, 10.98% 10/20/37 (b)		2,400,000	2,471,922
Series 2023-AA:
Class A, 6.7% 10/22/35 (b)		1,364,000	1,392,777
Class B, 7.11% 10/22/35 (b)		733,000	757,000
Mariner Finance Issuance Trust 2024-A Series 2024-AA Class A, 5.13% 9/22/36 (b)		279,000	281,993
Marlette Funding Trust 2023-2 Series 2023-2A Class C, 6.96% 6/15/33 (b)		193,000	197,101
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)		1,110,450	1,114,347
MASTR Asset Backed Securities Trust Series 2005-WF1 Class M7, CME Term SOFR 1 Month Index + 1.830% 7.1174% 6/25/35 (d)(f)		1,816,559	1,851,857
Mastr Asset Backed South Carolina 2007-Ncw Series 2007-NCW Class A1, CME Term SOFR 1 Month Index + 0.410% 5.6924% 5/25/37 (Assured Guaranty Municipal Corp. Insured) (b)(d)(f)		1,081,414	958,244
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28		2,356,000	2,398,345
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/27		6,000,000	5,981,504
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)		4,678,694	4,733,591
Series 2024-1A Class A, 5.82% 4/20/37 (b)		3,103,000	3,142,784
Mercury Financial Credit Card Series 2023-1A Class A, 8.04% 9/20/27 (b)		4,463,000	4,487,467
Mid State Capital Corp. 05 1 Trust Series 2005-1 Class M1, 6.106% 1/15/40		19,638	19,587
Mid-State Capital Corp. 2006-1 Trust Series 2006-1:
Class A, 5.787% 10/15/40 (b)		17,808	17,831
Class M1, 6.083% 10/15/40 (b)		21,607	21,651
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6136% 10/20/30 (b)(d)(f)		5,073,713	5,081,389
Morgan Stanley ABS Capital I Trust:
Series 2003-SD1 Class M1, CME Term SOFR 1 Month Index + 2.360% 7.6424% 3/25/33 (f)		1,781	1,708
Series 2006-HE4 Class A4, CME Term SOFR 1 Month Index + 0.590% 5.8724% 6/25/36 (f)		3,384,841	1,749,410
Series 2007-NC3 Class A2D, CME Term SOFR 1 Month Index + 0.370% 5.6524% 5/25/37 (d)(f)		1,860,575	1,417,525
Morgan Stanley Mortgage Series 2006-16AX Class 2A3, CME Term SOFR 1 Month Index + 0.610% 5.8924% 11/25/36 (f)		41,195	11,440
Morgan Stanley Mtg 2006-12Xs Series 2006-12XS Class A4, 6.5119% 10/25/36		76,622	17,724
Morgan Stanley Mtg Ln Trust 7-3Xs Series 2017-3XS Class 2A4S, 6.4631% 1/25/47		829,684	297,092
Mosaic Solar Loan Trust 2023-4 Series 2023-4A Class A, 6.4% 5/20/53 (b)		217,164	226,108
Multi-Family 1 LLC Series 2024-FL14 Class A, CME Term SOFR 1 Month Index + 1.730% 7.0786% 3/19/39 (b)(d)(f)		100,000	99,751
Mvw 2019-1 LLC Series 2019-1A:
Class B, 3% 11/20/36 (b)		71,246	69,846
Class C, 3.33% 11/20/36 (b)		30,091	29,416
Mvw 2022-2 LLC Series 2022-2A Class D, 9% 10/21/41 (b)		297,844	301,071
Myers Park CLO Ltd. Series 2018-1A Class A2, CME Term SOFR 3 Month Index + 1.660% 6.9436% 10/20/30 (b)(d)(f)		290,000	290,277
Navient Private Ed Refi Ln Trust Series 2019-FA Class A2, 2.6% 8/15/68 (b)		2,103,156	2,004,016
Navient Private Education Refi Series 2024-A Class A, 5.66% 10/15/72 (b)		747,661	763,474
Navient Student Loan Trst Series 2023-BA:
Class A1A, 6.48% 3/15/72 (b)		149,766	153,819
Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.700% 7.0535% 3/15/72 (b)(d)(f)		208,338	209,940
Navient Student Loan Trust:
Series 2015-1 Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0633% 4/25/40 (d)(f)		1,730,045	1,703,454
Series 2016-2A Class A3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.610% 6.9633% 6/25/65 (b)(d)(f)		931,051	941,639
Series 2017-3A Class A3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.5133% 7/26/66 (b)(d)(f)		2,834,679	2,840,226
Nelnet Student Ln Trust 2021-A Series 2021-A Class B1, 2.85% 4/20/62 (b)		142,000	122,992
Nelnet Student Loan Trust Series 2013-1 Class A6, CME Term SOFR 3 Month Index + 0.710% 5.8134% 8/23/36 (b)(d)(f)		3,894,458	3,879,830
Nelnet Student Loan Trust 2023-Pl1 Series 2023-PL1A Class A1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.250% 7.5988% 11/25/53 (b)(d)(f)		151,835	151,834
Neuberger Berman CLO Ltd. Series 2024-56A Class B, CME Term SOFR 3 Month Index + 1.750% 7.0693% 7/24/37 (b)(d)(f)		500,000	499,110
Neuberger Berman Clo Xiv Ltd. / Series 2020-14A Class AR2, CME Term SOFR 3 Month Index + 1.290% 6.5552% 1/28/30 (b)(d)(f)		257,042	257,453
Neuberger Berman Loan Advisers:
Series 2021-33A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6277% 10/16/33 (b)(d)(f)		4,250,000	4,251,823
Series 2021-45A Class A, CME Term SOFR 3 Month Index + 1.390% 6.693% 10/14/35 (b)(d)(f)		500,000	500,417
Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(d)(f)		4,828,000	4,832,939
Series 2024-35A Class ANR, CME Term SOFR 3 Month Index + 1.300% 6.5795% 1/19/33 (b)(d)(f)		2,000,000	2,001,378
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6077% 4/16/33 (b)(d)(f)		248,169	248,556
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.180% 6.4609% 10/18/30 (b)(d)(f)		478,732	478,129
New Century Home Equity Loan Trust Series 2003-5 Class AI6, 4.8526% 11/25/33		5,518	5,366
New Mountain Clo 6 Ltd. Series 2024-6A Class A, CME Term SOFR 3 Month Index + 1.400% 0% 10/15/37 (b)(d)(f)(i)		250,000	250,000
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, CME Term SOFR 1 Month Index + 0.340% 5.6224% 4/25/37 (f)		1,647,516	1,618,340
Newday Funding Master Issuer PLC Series 2024-2X Class D, SONIA O/N DEPOSIT RATES SWAP + 2.650% 7.6% 7/15/32 (d)(f)	GBP	100,000	131,310
Newrez LLC / Newres Gmsr Exces Series 2021-GNT1 Class A, 3.474% 11/25/26 (b)		1,846,588	1,759,597
Nissan Auto Lease Trust 2023-B Series 2023-B Class A4, 5.61% 11/15/27		270,000	272,345
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, CME Term SOFR 3 Month Index + 1.470% 6.8152% 6/20/34 (b)(d)(f)		23,750,000	23,760,236
Nrz Excess Spread-Collateraliz Series 2020-PLS1 Class A, 3.844% 12/25/25 (b)		132,178	128,840
Nrz Fht Excess LLC Series 2020-FHT1 Class A, 4.212% 11/25/25 (b)		683,637	668,525
Nymt 2024-Rr1 Trust Series 2024-RR1 Class A, 7.375% 5/25/64 (b)		357,000	359,293
Oak Hill Credit Partners X-R, Ltd. Series 2021-10RA, Class BR, CME Term SOFR 3 Month Index + 1.810% 7.0936% 4/20/34 (b)(d)(f)		2,000,000	2,001,430
Ocean Trails Clo 8 Series 2024-8A Class ARR, CME Term SOFR 3 Month Index + 1.290% 6.4397% 7/15/34 (b)(d)(f)		6,000,000	5,999,586
Ocp Clo 2017-14 Ltd. Series 2024-14A Class D1R, CME Term SOFR 3 Month Index + 3.100% 7.8408% 7/20/37 (b)(d)(f)		250,000	249,786
Ocp Clo 2020-8R Ltd. Series 2021-8RA Class A1, CME Term SOFR 3 Month Index + 1.480% 6.7674% 1/17/32 (b)(d)(f)		241,690	242,244
OCP CLO Ltd. Series 2024-17A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.6964% 7/20/37 (b)(d)(f)		250,000	250,895
Octagon Investment Partners 20-R, Ltd. Series 2021-4A Class BR, CME Term SOFR 3 Month Index + 1.960% 7.0644% 5/12/31 (b)(d)(f)		2,500,000	2,500,000
Octagon Investment Partners 30 Ltd./L Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5436% 3/17/30 (b)(d)(f)		1,018,739	1,019,348
Octagon Investment Partners 39 Series 2024-3A Class BR, CME Term SOFR 3 Month Index + 1.800% 7.082% 10/20/30 (b)(d)(f)		360,000	360,411
Octagon Investment Partners Xxi Ltd. Series 2021-1A Class AAR3, CME Term SOFR 3 Month Index + 1.260% 6.3776% 2/14/31 (b)(d)(f)		416,463	416,450
Octane Receivables Trust 2023 Series 2023-2A Class C, 6.24% 6/20/31 (b)		2,589,000	2,639,819
Oha Credit Funding 17 LLC Series 2024-17A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7934% 4/20/37 (b)(d)(f)		250,000	250,812
Oha Credit Funding 3 Ltd. Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6836% 7/2/35 (b)(d)(f)		250,000	250,250
Oha Credit Funding 5 Ltd. Series 2020-5A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7109% 4/18/33 (b)(d)(f)		3,600,000	3,603,157
OHA Credit Funding 7 Ltd. Series 2022-7A Class AR, CME Term SOFR 3 Month Index + 1.300% 6.5795% 2/24/37 (b)(d)(f)		500,000	500,358
OHA Credit Funding Ltd. Series 2021-9A Class B, CME Term SOFR 3 Month Index + 1.960% 7.2411% 7/19/35 (b)(d)(f)		250,000	250,314
OHA Credit Partners XI Ltd. Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.460% 6.742% 4/20/37 (b)(d)(f)		500,000	501,086
Oha Loan Funding 2015-1 Ltd. Series 2021-1A Class AR3, CME Term SOFR 3 Month Index + 1.410% 6.6911% 1/19/37 (b)(d)(f)		250,000	250,359
Oha Loan Funding 2016-1 Ltd. Series 2024-1A Class A1R2, CME Term SOFR 3 Month Index + 1.460% 6.7953% 7/20/37 (b)(d)(f)		250,000	250,604
Onemain Financial Issuance Tru:
Series 2023-2A:
Class B, 6.17% 9/15/36 (b)		5,714,000	5,936,392
Class C, 6.74% 9/15/36 (b)		1,300,000	1,355,628
Class D, 7.52% 9/15/36 (b)		2,400,000	2,512,651
Series 2024-1A Class A, 5.79% 5/14/41 (b)		777,000	814,796
Onemain Financial Issuance Trust 2020- Series 2020-2A Class B, 2.21% 9/14/35 (b)		1,050,000	975,615
Oportun Funding XIV, LLC Series 2021-A Class A, 1.21% 3/8/28 (b)		191,097	185,982
Oportun Issuance Trust 2021-B Series 2021-B:
Class B, 1.96% 5/8/31 (b)		151,116	146,488
Class C, 3.65% 5/8/31 (b)		2,420,319	2,359,557
Oportun Issuance Trust 2021-C Series 2021-C Class A, 2.18% 10/8/31 (b)		5,000,000	4,835,783
Oportun Issuance Trust 2022-2 Series 2022-2 Class C, 9.36% 10/9/29 (b)		204,137	205,108
Oportun Issuance Trust 2022-3 Series 2022-3 Class C, 10.147% 1/8/30 (b)		228,000	232,663
Oportun Issuance Trust 2022-A Series 2022-A:
Class A, 5.05% 6/9/31 (b)		291,041	289,646
Class C, 7.4% 6/9/31 (b)		160,000	161,796
Orchard Pk Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.360% 0% 10/20/37 (b)(d)(f)(i)		730,000	730,000
Owl Rock CLO XVIII LLC Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.700% 6.9951% 7/24/36 (b)(d)(f)		250,000	250,108
Palmer Square 2024-2 LLC Series 2024-2A Class B, CME Term SOFR 3 Month Index + 1.650% 6.9439% 7/20/37 (b)(d)(f)		250,000	249,907
Palmer Square Clo 2015-2 Ltd. Series 2020-2A Class CR2, CME Term SOFR 3 Month Index + 3.010% 8.2936% 7/20/30 (b)(d)(f)		700,000	701,309
Palmer Square Clo 2019-1 Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.5276% 11/14/34 (b)(d)(f)		250,000	250,725
Palmer Square CLO, Ltd. Series 2021-1A Class A1, CME Term SOFR 3 Month Index + 1.450% 6.7336% 4/20/34 (b)(d)(f)		3,000,000	3,005,361
Palmer Square European Loan Fu Series 2024-2A Class A, 3 month EURIBOR EURO INTER + 0.990% 0% 5/15/34 (b)(d)(f)(i)	EUR	5,500,000	6,075,080
Palmer Square Loan Funding 202 Series 2024-3A Class A2R, CME Term SOFR 3 Month Index + 1.600% 6.9014% 4/15/31 (b)(d)(f)		660,000	660,049
Palmer Square Loan Funding, Ltd. Series 2021-2A Class B, CME Term SOFR 3 Month Index + 1.660% 6.79% 5/20/29 (b)(d)(f)		250,000	250,338
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, CME Term SOFR 3 Month Index + 1.260% 6.5436% 10/20/31 (b)(d)(f)		7,955,168	7,959,480
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.500% 6.6176% 2/14/34 (b)(d)(f)		2,000,000	2,000,390
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/20/34 (b)(d)(f)		5,651,000	5,653,984
Pfp 2024-11 Ltd. Series 2024-11 Class A, CME Term SOFR 1 Month Index + 1.830% 7.1724% 9/17/39 (b)(d)(f)		6,500,000	6,500,055
PFS Financing Corp. Series 2022-D Class B, 4.9% 8/15/27 (b)		1,047,000	1,042,593
Pikes Peak Clo 6 / Pikes Peak Series 2021-6A Class DR2, CME Term SOFR 3 Month Index + 3.360% 8.4632% 5/18/34 (b)(d)(f)		935,000	940,591
Pikes Peak Clo 8 / Pikes Peak Series 2021-8A Class B, CME Term SOFR 3 Month Index + 2.010% 7.2936% 7/20/34 (b)(d)(f)		1,230,000	1,231,212
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)		1,139,000	1,160,809
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		5,935,325	5,530,126
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)		4,580,565	4,381,097
Class A2II, 4.008% 12/5/51 (b)		4,093,770	3,770,014
Pmt Credit Risk Transfer Trust Series 2024-3R Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.100% 0% 5/1/47 (b)(d)(f)		4,800,000	4,800,000
Pret 2021-Npl6 LLC Series 2021-NPL6 Class A1, 2.4871% 7/25/51 (b)(d)		187,546	187,649
Pret 2023-Rn2 LLC Series 2023-RN2 Class A1, 8.1115% 11/25/53 (b)		276,045	279,384
Pret 2024-Npl4 LLC Series 2024-NPL4 Class A1, 6.9961% 7/25/54 (b)		335,715	338,726
Pret 2024-Rpl2 Trust Series 2024-RPL2 Class A1, 4.075% 6/25/64 (b)(d)		6,000,000	5,696,400
Pretium Mortgage Credit Partner Series 2024-NPL1 Class A1, 7.1429% 1/25/54 (b)		463,419	469,463
Pretium Mortgage Credit Partners Series 2024-NPL2 Class A1, 7.021% 2/25/54 (b)		347,028	351,458
Pretium Mtg Credit Partners I 2021 Series 2021-NPL4 Class A1, 2.3633% 10/27/60 (b)(d)		218,479	220,291
Progress Residential:
Series 2022-SFR3:
Class D, 4.45% 4/17/39 (b)		4,705,000	4,566,283
Class E2, 5.6% 4/17/39 (b)		588,000	577,191
Class F, 6.6% 4/17/39 (b)		335,000	328,959
Series 2023-SFR1 Class E1, 6.15% 3/17/40 (b)		1,822,000	1,836,522
Progress Residential 2021-Sfr1 Series 2021-SFR1 Class F, 2.757% 4/17/38 (b)		351,000	328,566
Progress Residential 2022-Sfr1 Series 2022-SFR1:
Class E1, 3.93% 2/17/41 (b)		479,000	444,510
Class F, 4.88% 2/17/41 (b)		4,000,000	3,665,393
Progress Residential 2023-Sfr2 Series 2023-SFR2:
Class D, 4.5% 10/17/40 (b)		2,550,000	2,443,234
Class E1, 4.75% 10/17/40 (b)		4,531,000	4,264,258
Progress Residential 2024-Sfr2 Series 2024-SFR2 Class E1, 3.4% 4/17/41 (b)(d)		100,000	89,347
Progress Residential Trust:
Series 2021-SFR11 Class E1, 3.378% 1/17/39 (b)		4,000,000	3,631,739
Series 2021-SFR2 Class E2, 2.647% 4/19/38 (b)		583,000	552,166
Series 2021-SFR3:
Class E2, 2.688% 5/17/26 (b)		281,728	264,323
Class F, 3.436% 5/17/26 (b)		1,500,000	1,408,317
Series 2021-SFR8:
Class E1, 2.382% 10/17/38 (b)		722,000	677,500
Class F, 3.181% 10/17/38 (b)		4,000,000	3,721,893
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)		643,616	614,331
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)		1,407,672	1,375,149
Rad CLO Ltd. Series 2024-7A:
Class B1R, CME Term SOFR 3 Month Index + 1.900% 7.1858% 4/17/36 (b)(d)(f)		250,000	250,346
Class CR, CME Term SOFR 3 Month Index + 2.600% 7.8858% 4/17/36 (b)(d)(f)		250,000	251,245
Rco Mortgage LLC Series 2024-1 Class A1, 7.0213% 1/25/29 (b)		272,226	274,812
Ready Capital Mortgage Financi Series 2023-FL11 Class A, CME Term SOFR 1 Month Index + 2.370% 7.652% 10/25/39 (b)(d)(f)		788,530	788,530
Recette CLO, Ltd. Series 2021-1A Class ARR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/34 (b)(d)(f)		9,600,000	9,599,789
Redwood Funding Trust 2023-1 Series 2023-1 Class A, 7.5% 7/25/59 (b)		196,207	195,050
Regata Xii Funding Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.663% 10/15/32 (b)(d)(f)		1,000,000	1,000,916
Regatta Ix Funding Ltd. Series 2024-1A Class B1R, CME Term SOFR 3 Month Index + 2.000% 7.317% 4/17/37 (b)(d)(f)		1,250,000	1,255,280
Regatta Xi Funding Ltd. Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7021% 7/17/37 (b)(d)(f)		300,000	300,296
Regatta Xix Funding Ltd. / Regatta Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(d)(f)		550,000	550,095
Regatta Xv Funding Ltd. Series 2024-4A Class A1R, CME Term SOFR 3 Month Index + 1.200% 6.4846% 10/25/31 (b)(d)(f)		1,294,427	1,295,848
Regatta Xvi Funding Ltd. Series 2024-2A Class A1R, CME Term SOFR 3 Month Index + 1.200% 0% 1/15/33 (b)(d)(f)		13,000,000	13,000,000
Regatta XX Funding Ltd. Series 2021-2A Class A, CME Term SOFR 3 Month Index + 1.420% 6.723% 10/15/34 (b)(d)(f)		908,889	910,820
Regatta Xxix Funding Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.380% 0% 9/6/37 (b)(d)(f)(i)		26,000,000	26,004,498
Regatta Xxvii Funding Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.530% 6.8256% 4/26/37 (b)(d)(f)		250,000	251,831
Regional Management Issuance T Series 2021-1:
Class B, 2.42% 3/17/31 (b)		239,000	228,670
Class D, 5.07% 3/17/31 (b)		800,000	760,928
Regional Management Issuance Trust 2022:
Series 2022-1 Class A, 3.07% 3/15/32 (b)		193,000	188,686
Series 2022-2B Class A, 7.1% 11/17/32 (b)		253,000	254,593
Renew 2017-1 Series 2017-1A:
Class A, 3.67% 9/20/52 (b)		25,440	23,876
Class B, 5.75% 9/20/52 (b)		14,912	14,745
Renew 2017-2 Series 2017-2A Class A, 3.22% 9/22/53 (b)		277,075	253,576
Renew 2023-1 Series 2023-1A Class A, 5.9% 11/20/58 (b)		2,800,473	2,797,663
Republic Finance Issuance Trust 2024- Series 2024-A Class B, 6.47% 8/20/32 (b)		280,000	284,160
Rocket Mortgage Trust Series 2024-CES1 Class A1A, 6.025% 2/25/44 (b)		1,729,523	1,746,800
Rockford Tower Europe Clo 2018 Series 2024-1A Class AR, 3 month EURIBOR EURO INTER + 1.370% 5.075% 4/24/37 (b)(d)(f)	EUR	1,000,000	1,107,617
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6636% 4/20/34 (b)(d)(f)		7,250,000	7,256,395
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7362% 7/10/34 (b)(d)(f)		13,250,000	13,258,758
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6414% 1/15/37 (b)(d)(f)		7,731,000	7,734,239
Rr15 Ltd. / Rr15 LLC Series 2021-15A Class A2, CME Term SOFR 3 Month Index + 1.710% 7.013% 4/15/36 (b)(d)(f)		1,000,000	1,000,530
Santander Drive Auto Receivabl:
Series 2023-2 Class C, 5.47% 12/16/30		740,000	751,300
Series 2023-5 Class A2, 6.31% 7/15/27		7,905,947	7,928,364
Series 2023-6 Class C, 6.4% 3/17/31		500,000	522,977
Series 2024-1 Class A2, 5.71% 2/16/27		589,565	589,742
Series 2024-2 Class D, 6.28% 8/15/31		1,000,000	1,037,257
Santander Drive Auto Receivables Trust:
Series 2021-1 Class D, 1.13% 11/16/26		988,802	975,984
Series 2022-6 Class D, 5.69% 2/18/31		3,300,000	3,337,820
Santander Revolving Auto Loan Series 2019-A:
Class A, 2.51% 1/26/32 (b)		957,000	949,583
Class C, 3% 1/26/32 (b)		314,000	311,532
Class D, 3.45% 1/26/32 (b)		219,000	217,410
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		4,776,723	4,384,124
Class B, 4.335% 3/15/40 (b)		524,950	414,841
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	7,922,446
1.884% 7/15/50 (b)		2,753,000	2,634,633
2.328% 7/15/52 (b)		2,105,000	1,928,749
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)		3,081,000	3,125,473
Scf Equipment Leasing Series 2023-1A Class B, 6.37% 5/20/32 (b)		2,500,000	2,649,619
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, CME Term SOFR 1 Month Index + 0.390% 5.6724% 6/25/36 (d)(f)		2,053,743	1,369,813
Service Experts Issuer 2024-1 Series 2024-1A Class A, 6.39% 11/20/35 (b)		198,972	203,739
Sesac Finance LLC 2022-1 Series 2024-1 Class A2, 6.421% 1/25/54 (b)		52,735	54,181
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (b)		365,830	365,882
Series 2024-2A Class A3, 5.33% 11/20/29 (b)		1,754,000	1,787,321
Sierra Timeshare 2022-1 Receiv Series 2022-1A Class D, 6% 10/20/38 (b)		160,058	155,996
Sierra Timeshare 2023-1 Receiv Series 2023-1A Class D, 9.8% 1/20/40 (b)		1,019,105	1,062,451
Sierra Timeshare 2023-2 Receiv Series 2023-2A Class D, 9.72% 4/20/40 (b)		676,675	694,928
Sierra Timeshare 2023-3 Receiv Series 2023-3A Class D, 9.44% 9/20/40 (b)		556,372	575,700
Signal Peak Clo 5 Ltd. / Signal Series 2024-5A Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8346% 4/25/37 (b)(d)(f)		250,000	250,957
Sixth Str Clo Ix Ltd./LLC Series 2024-9A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.663% 7/21/37 (b)(d)(f)		250,000	250,597
Sixth Street Clo Xx Ltd. Series 2021-20A Class A1, CME Term SOFR 3 Month Index + 1.420% 6.7036% 10/20/34 (b)(d)(f)		1,000,000	1,001,236
Smb Private Ed Ln Trust 2024-C Series 2024-C Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.4535% 6/17/52 (b)(d)(f)		166,863	165,611
Smb Private Education Loan Tru:
Series 2024-A:
Class A1A, 5.24% 3/15/56 (b)		2,305,107	2,336,485
Class A1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.8035% 3/15/56 (b)(d)(f)		2,573,076	2,587,742
Class B, 5.88% 3/15/56 (b)		423,000	432,982
Series 2024-D Class A1A, 5.38% 7/15/53 (b)		1,471,700	1,495,882
SoFi Personal Loan Trust Series 2024-1A:
Class A, 6.06% 2/12/31 (b)		476,112	480,258
Class R1, 0% 2/12/31 (b)(e)		10,000	378,759
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, CME Term SOFR 3 Month Index + 1.330% 6.6146% 10/23/31 (b)(d)(f)		8,608,217	8,608,630
Soundview Home Equity Loan Trust:
Series 2005-OPT3 Class M4, CME Term SOFR 1 Month Index + 1.130% 6.4124% 11/25/35 (d)(f)		45,000	33,921
Series 2007-OPT1 Class 2A1, CME Term SOFR 1 Month Index + 0.190% 5.4724% 6/25/37 (d)(f)		20,818	13,661
Soundview Home Loan Trust Series 2007-NS1 Class M1, CME Term SOFR 1 Month Index + 0.460% 5.7424% 1/25/37 (f)		31,275	29,681
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,476,250	1,320,763
Structured A/S Securities Corp. 7-Gel2 Series 2007-GEL2 Class M1, CME Term SOFR 1 Month Index + 1.160% 6.4424% 5/25/37 (b)(f)		84,323	64,673
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)		4,405,000	4,602,793
Class A2I, 6.028% 7/30/54 (b)		8,449,000	8,668,703
Class A2II, 6.268% 7/30/54 (b)		5,294,000	5,488,087
Sunrun Artemis Issuer 2024-2 L Series 2024-2A Class A1, 6.25% 7/30/59 (b)		4,953,422	5,125,893
Sycamore Tree Clo Ltd. Series 2024-5A Class B, CME Term SOFR 3 Month Index + 2.250% 7.5727% 4/20/36 (b)(d)(f)		250,000	250,197
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.603% 4/23/35 (b)(d)(f)		7,640,000	7,625,858
Symphony Clo 38 Ltd. Series 2023-38A Class C1, CME Term SOFR 3 Month Index + 2.900% 8.1834% 4/24/36 (b)(d)(f)		500,000	503,595
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(d)(f)		4,315,000	4,334,098
Symphony Clo Xviii Ltd. Series 2024-18A Class A1R3, CME Term SOFR 3 Month Index + 1.100% 6.2865% 7/23/33 (b)(d)(f)		4,500,000	4,500,788
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(d)(f)		768,000	768,718
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.493% 7/15/30 (b)(d)(f)		367,773	368,127
Tcw 2019-1A Asnr Series 2021-1A Class ASNR, CME Term SOFR 3 Month Index + 1.290% 6.3945% 8/16/34 (b)(d)(f)		5,900,000	5,903,634
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, CME Term SOFR 3 Month Index + 1.420% 6.7036% 4/20/34 (b)(d)(f)		5,500,000	5,509,400
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2524% 9/25/34 (d)(f)		3,053	3,101
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)		1,630,318	1,631,072
Tesla Auto Lease Trust 2023-B Series 2023-B Class A4, 6.22% 3/22/27 (b)		2,888,000	2,924,892
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)		3,262,000	3,273,242
Theorem Funding Trust 2022-2 Series 2022-2A Class A, 6.06% 12/15/28 (b)		119,047	119,106
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)		6,318,068	5,812,824
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		6,702,131	6,031,918
Tiaa Clo Iv Ltd. Series 2024-1A Class A1AR, CME Term SOFR 3 Month Index + 1.140% 6.422% 1/20/32 (b)(d)(f)		3,900,000	3,904,711
Ticp Clo Viii Ltd. Series 2021-8A Class A2R, CME Term SOFR 3 Month Index + 1.960% 7.2436% 10/20/34 (b)(d)(f)		250,000	250,148
Towd Point Mortgage Trust:
Series 2024-CES1 Class A1A, 5.848% 1/25/64 (b)		897,238	901,455
Series 2024-CES2 Class A1A, 6.125% 2/25/64 (b)		725,430	736,821
Towd PT Mtg Trust 2024-Ces3 Series 2024-CES3 Class A1, 6.29% 5/25/64 (b)		2,024,118	2,054,789
Toyota Auto Receivables Series 2022-D Class A3, 5.3% 9/15/27		4,800,000	4,827,247
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)		3,341,000	3,336,568
Series 2024-A Class A3, 5.25% 4/20/27 (b)		3,315,000	3,346,271
Tralee Clo Vi Ltd. Series 2024-6A Class A1RR, CME Term SOFR 3 Month Index + 1.220% 6.5046% 10/25/32 (b)(d)(f)		6,200,000	6,198,531
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, CME Term SOFR 3 Month Index + 1.580% 6.8662% 4/25/34 (b)(d)(f)		12,000,000	12,040,308
Trestles Clo V Ltd. / Trestles Series 2021-5A Class A1, CME Term SOFR 3 Month Index + 1.430% 6.7136% 10/20/34 (b)(d)(f)		3,500,000	3,502,429
Tricon American Homes:
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		204,000	197,534
Series 2020-SFR1 Class E, 3.544% 7/17/38 (b)		800,000	771,908
Trimaran Cavu 2019-1 Ltd. / Tri Series 2019-1A Class A1, CME Term SOFR 3 Month Index + 1.720% 7.0036% 7/20/32 (b)(d)(f)		1,000,000	1,001,618
Trinitas Clo Vi Ltd. / Trinitas Series 2024-6A Class ARRR, CME Term SOFR 3 Month Index + 1.330% 6.6146% 1/25/34 (b)(d)(f)		4,500,000	4,488,512
Trinitas Clo Xiv Ltd. Series 2024-14A Class A1R, CME Term SOFR 3 Month Index + 1.340% 6.6246% 1/25/34 (b)(d)(f)		1,500,000	1,503,191
Tstat 2022-1 Ltd. Series 2024-1A Class A1RR, CME Term SOFR 3 Month Index + 1.150% 6.432% 7/20/37 (b)(d)(f)		6,000,000	6,001,542
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)		241,460	240,654
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (b)		2,700,000	2,731,141
Valley Stream Park Clo Ltd. Series 2023-1A Class ER, CME Term SOFR 3 Month Index + 6.850% 12.132% 10/20/34 (b)(d)(f)		1,000,000	1,006,360
Vantage Data Centers Jersey Bo Series 2024-1X Class A2, 6.172% 5/28/39	GBP	200,000	266,271
VCAT Asset Securitization, LLC Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(d)		40,292	39,879
Venture 43 CLO, Ltd. Series 2021-43A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.803% 4/15/34 (b)(d)(f)		15,200,000	15,219,000
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)		2,260,881	2,296,701
Verdelite Static Clo 2024-1 Lt Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.130% 6.4239% 7/20/32 (b)(d)(f)		4,750,000	4,757,320
Vericrest Opportunity Loan Transferee Series 2021-NP11 Class A1, 4.8678% 8/25/51 (b)		3,211,889	3,201,779
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27		2,840,000	2,877,247
Volt 2021-Npl5 Series 2021-NPL5 Class A1, 5.1157% 3/27/51 (b)		333,561	334,004
Volt C LLC Series 2021-NPL9 Class A1, 4.9918% 5/25/51 (b)(d)		310,904	310,693
Volt Ci LLC Series 2021-NP10 Class A1, 4.9918% 5/25/51 (b)(d)		944,450	945,365
Volt Xciii LLC Series 2021-NPL2 Class A1, 4.8925% 2/27/51 (b)(d)		900,082	900,864
VOLT XCIV LLC Series 2021-NPL3 Class A1, 5.2395% 2/27/51 (b)(d)		4,048,747	4,046,877
Volt Xcix LLC Series 2021-NPL8 Class A1, 5.1157% 4/25/51 (b)		187,894	189,024
Volt Xcv LLC Series 2021-NPL4 Class A1, 5.2396% 3/27/51 (b)		98,340	99,260
Volt Xcvii LLC Series 2021-NPL6 Class A1, 5.2395% 4/25/51 (b)		225,782	228,439
Voya Clo 2014-1 Ltd. Series 2018-1A Class AAR2, CME Term SOFR 3 Month Index + 1.250% 6.5309% 4/18/31 (b)(d)(f)		142,459	143,319
Voya Clo 2016-1 Ltd. Series 2018-1A Class A1R, CME Term SOFR 3 Month Index + 1.330% 6.6136% 1/20/31 (b)(d)(f)		125,352	125,408
Voya Clo 2016-3 Ltd. Series 2024-3A Class A1R2, CME Term SOFR 3 Month Index + 1.150% 6.4292% 10/18/31 (b)(d)(f)		2,809,503	2,810,528
Voya Clo 2017-3A Ltd. Series 2021-3A Class DR, CME Term SOFR 3 Month Index + 7.210% 12.4936% 4/20/34 (b)(d)(f)		250,000	250,252
Voya Clo Ltd.:
Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(d)(f)		4,109,000	4,110,541
Series 2024-3A Class A1R2, CME Term SOFR 3 Month Index + 1.200% 6.5014% 10/15/31 (b)(d)(f)		441,573	442,161
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7011% 7/19/34 (b)(d)(f)		13,996,000	13,998,897
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 10/20/34 (b)(d)(f)		7,430,000	7,430,409
WaMu Asset-Backed Certificates Series 2007-HE2:
Class 2A2, CME Term SOFR 1 Month Index + 0.300% 5.5824% 4/25/37 (f)		2,390,842	896,402
Class 2A3, CME Term SOFR 1 Month Index + 0.250% 5.6424% 4/25/37 (d)(f)		2,709,958	978,376
Class 2A4, CME Term SOFR 1 Month Index + 0.360% 5.7524% 4/25/37 (d)(f)		1,239,996	449,032
Wamu Asset-Backed Ctfs 07-He1 Series 2007-HE1 Class 2A3, CME Term SOFR 1 Month Index + 0.260% 5.6924% 1/25/37 (d)(f)		1,612,679	750,593
Welk Resorts 2019-A LLC Series 2019-AA Class C, 3.34% 6/15/38 (b)		38,923	37,304
Westlake Automobile Receivable:
Series 2023-3A:
Class C, 6.02% 9/15/28 (b)		1,900,000	1,929,487
Class D, 6.47% 3/15/29 (b)		2,169,000	2,225,399
Series 2023-4A Class D, 7.19% 7/16/29 (b)		2,100,000	2,186,708
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)		11,599,798	11,679,311
Series 2024-1A Class A1, 5.49% 2/18/39 (b)		3,400,000	3,433,925
Series 2024-2A Class A1, 4.87% 6/21/39 (b)		4,653,000	4,672,786
Whitebox CLO I Ltd. Series 2024-1A Class A1RR, CME Term SOFR 3 Month Index + 1.320% 6.6606% 7/24/36 (b)(d)(f)		250,000	250,228
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)		1,073,368	1,140,339
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28		3,538,000	3,534,888
Series 2023-C Class A3, 5.15% 11/15/28		1,693,000	1,704,513
TOTAL ASSET-BACKED SECURITIES (Cost $1,655,103,402)			1,661,764,865

Collateralized Mortgage Obligations - 1.1%
		Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Admt Series 2023-NQM5 Class A1, 7.049% 11/25/68 (b)		363,062	370,312
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,413,287	1,234,178
Alternative Loan Trust:
floater Series 2007-OH3 Class A1B, CME Term SOFR 1 Month Index + 0.550% 5.8324% 9/25/47 (f)		1,708,971	1,528,925
Series 2006-28CB Class A14, 6.25% 10/25/36		46,123	23,684
Alternative Loan Trust 2007-Oa floater Series 2007-OA10 Class 2A1, CME Term SOFR 1 Month Index + 0.610% 5.8924% 9/25/47 (d)(f)		5,024,625	760,788
American Hm Mtg Investment Trust 2007-1 floater Series 2007-1 Class GA1C, CME Term SOFR 1 Month Index + 0.300% 5.5824% 5/25/47 (f)		748,914	425,420
Angel Oak Mortgage Trust Series 2021-6 Class A1, 1.458% 9/25/66 (b)		3,153,647	2,680,600
Angel Oak Mortgage Trust 2023- Series 2023-7 Class A1, 4.8% 11/25/67 (b)		475,205	473,955
Angel Oak Mortgage Trust 2024-:
Series 2024-1 Class A1, 5.21% 8/25/68 (b)		75,751	76,405
Series 2024-4 Class A1, 6.197% 1/25/69 (b)		453,031	459,074
Angel Oak Mtg Trust 2024-8 Series 2024-8 Class A1, 5.338% 5/27/69		2,400,000	2,399,964
Banc America Funding 2007-1 Trust Series 2007-1 Class 1A6, 5.75% 1/25/37		954	816
Banc America Funding Trust floater Series 2007-3 Class TA8, CME Term SOFR 1 Month Index + 0.290% 5.5724% 4/25/37 (d)(f)		1,331,927	1,089,648
Banc of America Alternative Ln Trust sequential payer Series 2006-7 Class A4, 6.4983% 10/25/36		68,796	20,534
Banc of America Alternative Loan Trust Series 2004-6 Class 4A1, 5% 5/25/48		273	240
Banc of America Funding Corp.:
planned amortization class Series 2005-5 Class 3A5, 5.5% 8/25/35		17,679	17,203
Series 2005-7 Class 30PO, 0% 11/25/35 (e)(q)		583	569
Banc of America Mortgage Securities, Inc.:
Series 2003-8 Class 1CB1, 5.5% 10/25/33		170,468	168,405
Series 2004-F Class 1A1, 6.6444% 7/25/34 (d)		1,159	1,118
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 5.8197% 1/26/37 (b)(d)		2,745,217	2,052,222
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-7 Class 3A, 7.0485% 10/25/33 (d)		273	273
Bear Stearns Alt-A Trust 2007-1 Series 2007-1 Class 21A1, 4.63% 1/25/47 (d)		186,892	92,011
Bear Stearns Asset Backed Securities I Trust floater:
Series 2006-AC2 Class 1A1, CME Term SOFR 1 Month Index + 0.460% 5.7424% 3/25/36 (d)(f)		130,514	35,163
Series 2006-IM1 Class A3, CME Term SOFR 1 Month Index + 0.670% 5.9524% 4/25/36 (f)		570,171	554,888
Bellemeade Re Ltd. floater Series 2024-1 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.150% 7.7381% 8/25/34 (b)(d)(f)		3,500,000	3,502,925
Binom Securitization Trust 202:
sequential payer Series 2022-INV1 Class A1, 4.441% 8/25/57 (b)		861,091	833,558
Series 2022-RPL1 Class A1, 3% 2/25/61 (b)		3,827,727	3,544,565
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)		450,650	446,086
Bravo Residential Funding Trus Series 2021-NQM1 Class B1, 3.172% 2/25/49 (b)		491,388	450,947
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)		6,774,455	6,189,455
Bravo Residential Funding Trust Series 2023-NQM6 Class A2, 6.956% 9/25/63 (b)		868,475	882,280
Cascade Mh Asset Trust Series 2022-MH1 Class M, 4.25% 8/25/54 (b)		431,202	345,134
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)		2,493,267	2,458,302
Cfmt 2024-Hb14 LLC sequential payer Series 2024-HB14 Class M3, 3% 6/25/34 (b)(d)		104,000	88,621
Cfmt 2024-Hb15 LLC:
sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(d)		1,297,000	1,272,227
Series 2024-HB15 Class M2, 4% 8/25/34 (b)		121,000	113,232
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(d)		2,363,226	2,260,010
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)		3,392,683	3,351,632
Chase Home Lending Mortgage Trust:
floater Series 2024-7 Class A11, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6488% 6/25/55 (b)(d)(f)		5,897,859	5,897,825
Series 2024-RPL3 Class A1A, 3.25% 9/25/64 (b)		2,081,942	1,859,362
Chase Home Lending Mtg Trust 2024 Series 2024-RPL2 Class A1A, 3.25% 8/25/64 (b)(d)		3,812,756	3,399,930
Chase Mortgage Finance Trust:
Series 2007-A1 Class 3A1, 5.7207% 2/25/37 (d)		334,429	322,847
Series 2007-A2 Class 2A1, 6.3304% 6/25/35 (d)		7,314	7,094
Chase Mtg Finance Trust Ser 2007-S5 Series 2007-S5 Class 1A10, 6% 7/25/37		2,455,030	1,136,017
CHL Mortgage Pass Through Trust sequential payer Series 2007-9:
Class A1, 5.75% 7/25/37		53,062	25,706
Class A11, 5.75% 7/25/37		29,024	14,226
Chl Mtg Pass Through Trust planned amortization class Series 2007-4 Class 1A47, 6% 5/25/37		740,059	343,112
Chl Mtg Pass Through Trust 2007 16 Series 2007-16 Class A1, 6.5% 10/25/37		212,622	91,058
Chl Mtg Pass-Through Trust:
sequential payer Series 2007-8:
Class 1A12, 5.875% 1/25/38		842,735	364,516
Class 1A24, 6% 1/25/38		260,700	115,064
Series 2007-3 Class A17, 6% 4/25/37		959,738	471,809
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		4,405,321	3,940,488
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		5,943,539	5,318,807
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(d)		5,856,191	4,986,092
Series 2022-NR1 Class A1, 5% 7/25/62 (b)		3,391,160	3,326,566
Cim Trust 2024-R1 sequential payer Series 2024-R1 Class A1, 4.75% 6/25/64 (b)		8,999,939	8,815,494
Citigroup Mortgage Loan Trust:
floater:
Series 2004-HYB4 Class AA, CME Term SOFR 1 Month Index + 0.440% 5.7224% 12/25/34 (d)(f)		517	482
Series 2007-6 Class 2A1, CME Term SOFR 1 Month Index + 0.610% 5.8924% 5/25/37 (d)(f)		76,499	71,131
Series 2024-1 Class A11, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6988% 7/25/54 (b)(d)(f)		6,507,895	6,507,848
Series 2004-UST1 Class A3, 6.0981% 8/25/34 (d)		765	738
Series 2005-9 Class 22A1, 6% 11/25/35		950,236	904,507
Citigroup Mtg Ln Trust 2009-12 sequential payer Series 2009-12 Class 5A2, 4.3453% 7/25/37 (b)(d)		355,799	169,729
Citigroup Mtg Ln Trust 2024-Rp2:
sequential payer Series 2024-RP2:
Class A1, 4.1% 2/25/63 (b)		7,675,878	7,342,610
Class A2, 4.2067% 2/25/63 (b)(d)		593,449	523,121
Series 2024-RP2:
Class B1, 0% 2/25/63 (b)(d)		179,547	132,432
Class B2, 0% 2/25/63 (b)(d)		64,822	43,148
Class B3, 0% 2/25/63 (b)(d)		164,547	20,565
Class B4, 0% 2/25/63 (b)(d)		299,249	25,176
Class M1, 4.2067% 2/25/63 (b)(d)		398,943	340,236
Class M2, 4.2067% 2/25/63 (b)(d)		304,204	246,868
Class SA, 0% 2/25/63 (b)(d)(e)		15,021	14,284
Class X, 0% 2/25/63 (b)(d)(e)(p)		9,730,466	6,811
Cmalt Citimortgage Ser 2007 A6 Series 2007-A6 Class 1A21, 5.5% 6/25/37		144,985	117,954
Colt 2022-5 Mortgage Loan Trus Series 2022-5 Class B1, 4.6683% 3/25/67 (b)(d)		116,000	103,004
Colt 2022-8 Mtg Ln Trust Series 2022-8 Class B1, 6.5231% 8/25/67 (b)(d)		100,000	97,590
Colt 2024-3 Mtg Ln Trust Series 2024-3 Class A1, 6.393% 6/25/69 (b)		2,166,146	2,196,501
Colt 2024-Investment2 Mtg Ln Trust Series 2024-INV2 Class A1, 6.421% 5/25/69 (b)		977,407	995,896
Connecticut Ave Securities Trust 2019-R floater Series 2019-R07 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.510% 8.8633% 10/25/39 (b)(d)(f)		3,248,363	3,366,733
Connecticut Ave Securities Trust 2023-R Series 2023-R06 Class 1M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 8.0488% 7/25/43 (b)(d)(f)		2,500,000	2,605,408
Connecticut Avenue Securities floater:
Series 2022-R03 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.250% 11.5988% 3/25/42 (b)(d)(f)		130,000	143,707
Series 2023-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.7478% 12/25/42 (b)(d)(f)		778,540	801,707
Series 2024-R05 Class 2M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.700% 7.0488% 7/25/44 (b)(d)(f)		250,000	250,323
Connecticut Avenue Securities Trust floater Series 2022-R08 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.600% 10.9488% 7/25/42 (b)(d)(f)		1,500,000	1,644,068
Countrywide Home Loans, Inc.:
floater Series 2006-OA2 Class A5, CME Term SOFR 1 Month Index + 0.570% 5.9102% 5/20/46 (d)(f)		589,956	505,325
Series 2005-22 Class 2A1, 4.6855% 11/25/35 (d)		4,700	3,848
Countrywide Home Loans, Inc.:
floater:
Series 2005-R1 Class 1AF2, CME Term SOFR 1 Month Index + 0.470% 5.7524% 3/25/35 (b)(d)(f)		1,206,739	1,150,455
Series 2005-R2 Class 1AF1, CME Term SOFR 1 Month Index + 0.340% 5.7324% 6/25/35 (b)(d)(f)		46,625	43,992
sequential payer Series 2003-J3 Class 2A1, 6.25% 12/25/33		273	287
Series 2004-3 Class A25, 5.75% 4/25/34		1,675	1,619
Series 2004-5 Class 2A9, 5.25% 5/25/34		1,871	1,840
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2005-11 Class 1A1, 6.5% 12/25/35		203,370	103,175
Credit Suisse First Boston Mortgage Securities Corp.:
planned amortization class Series 2005-10 Class 10A4, 6% 11/25/35		5,849	1,525
sequential payer Series 2005-10 Class 6A13, 5.5% 11/25/35		5,255	1,965
Series 2005-12 Class 2A1, 6.5% 1/25/36		1,949,703	1,110,763
Credit Suisse Mortgage Trust Series 2021-RP11 Class PT, 3.7525% 10/25/61 (b)(d)		7,391,268	6,044,504
Cross 2023-H2 Mortgage Trust Series 2023-H2 Class A1A, 7.135% 11/25/68 (b)		108,458	110,196
Cross 2024-H2 Mortgage Trust Series 2024-H2 Class A1, 6.093% 4/25/69 (b)		969,570	978,184
Cross 2024-H3 Mtg Trust Series 2024-H3 Class A1, 6.272% 6/25/69 (b)		1,166,658	1,181,669
Cross Mortgage Trust Series 2024-H4 Class A1, 6.147% 7/25/69 (b)(d)		2,459,952	2,487,400
CSMC floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.181% 5/27/37 (b)(d)(f)		89,900	88,653
Csmc 2022-Nqm3 Trust Series 2022-NQM3 Class A1B, 4.265% 3/25/67 (b)		146,000	142,285
Csmc Mortgage-Backed Trust Ser Series 2006-4 Class 4A1, 7% 5/25/36		345,753	91,061
Csmc Mtg Backed Trust sequential payer Series 2006-6 Class 1A8, 6% 7/25/36		1,932,695	936,932
Csmc Ser 2015-6R floater Series 2015-6R Class 5A2, CME Term SOFR 1 Month Index + 0.290% 3.8211% 3/27/36 (b)(d)(f)		62,762	46,645
CSMC Trust sequential payer Series 2020-RPL3 Class A1, 4.0865% 3/25/60 (b)(d)		1,079,881	1,104,990
Csmc Trust sequential payer:
Series 2021-JR1 Class A1, 5.465% 9/27/66 (b)(d)		160,954	160,139
Series 2022-JR1 Class A1, 4.267% 10/25/66 (b)(d)		366,598	365,150
CSMC Trust:
sequential payer Series 2022-RPL1 Class A1, 4.15% 4/25/61 (b)(d)		6,511,285	6,010,971
Series 2021-RP11 Class CERT, 3.7778% 10/27/61 (b)		312,646	250,756
Series 2022-NQM6 Class PT, 9.3531% 12/25/67 (b)(d)		505,998	512,050
Series 2022-RPL1 Class PT, 4.6656% 4/25/61 (b)(d)		8,145,777	7,157,198
Csmcm Trust Series 2022-RPL1 Class CERT, 4.231% 4/25/61 (b)		342,393	296,245
CWALT Alternative Loan Trust floater Series 2006-OA17 Class 1A1D, CME Term SOFR 1 Month Index + 0.400% 5.7402% 12/20/46 (f)		948,261	858,210
CWALT Alternatve Loan Trust floater Series 2006-OC10 Class 2A3, CME Term SOFR 1 Month Index + 0.460% 5.8524% 11/25/36 (d)(f)		2,241,998	1,909,701
Cwalt Trust 2006-J4 planned amortization class Series 2006-J4 Class 2A1, 6% 7/25/36		233,616	137,860
CWALT, Inc.:
floater:
Series 2005-31 Class 1A1, CME Term SOFR 1 Month Index + 0.670% 5.9524% 8/25/35 (f)		1,223,418	1,112,624
Series 2005-42CB:
Class A1, CME Term SOFR 1 Month Index + 0.790% 5.5% 10/25/35 (d)(f)		1,167,939	643,639
Class A2, CME Term SOFR 1 Month Index + 0.760% 5.5% 10/25/35 (d)(f)		884,356	485,826
Series 2005-59 Class 1A1, CME Term SOFR 1 Month Index + 0.660% 6.1102% 11/20/35 (d)(f)		27,400	25,793
Series 2006-OC1 Class 1A1, CME Term SOFR 1 Month Index + 0.570% 5.8524% 3/25/36 (f)		45,718	44,612
planned amortization class:
Series 2005-54CB Class 1A11, 5.5% 11/25/35		14,201	10,789
Series 2005-86CB Class A11, 5.5% 2/25/36		8,542	5,076
sequential payer:
Series 2004-22CB Class 1A1, 6% 10/25/34		6,147	6,212
Series 2005-23CB Class A2, 5.5% 7/25/35		3,734	3,094
Series 2005-11CB Class 2A6, 5.5% 6/25/25		20,510	16,724
CWALT, Inc. Alternative Loan Trust floater Series 2006-OC7 Class 2A3, CME Term SOFR 1 Month Index + 0.610% 5.8924% 7/25/46 (f)		646,869	581,258
Cwhl Trust sequential payer Series 2007-11 Class A1, 6% 8/25/37		1,440,166	616,148
Deephaven Residential Mortgage Series 2022-2 Class M1, 4.308% 3/25/67 (b)(d)		100,000	84,688
Deephaven Residential Mtg Trust 2 Series 2022-3 Class M1, 5.235% 7/25/67 (b)(d)		200,000	191,381
Deutsche Mtg Securities, Inc. Mtg6-Pr1 Series 2006-PR1 Class CWA1, 6% 6/25/35 (b)(d)		65,979	36,563
Eagle Re Ltd. floater Series 2021-1 Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.700% 8.0488% 10/25/33 (b)(d)(f)		296,973	297,233
Edenbrook Mortgage Funding PLC floater Series 2024-1 Class C, SONIA O/N DEPOSIT RATES SWAP + 1.950% 7.0399% 3/22/57 (f)	GBP	100,000	131,285
Ellington Financial Mortgage T Series 2022-4 Class B2, 5.9573% 9/25/67 (b)(d)		111,000	105,002
Fannie Mae:
planned amortization class Series 2011-126 Class KB, 4% 12/25/41		193,727	189,772
Series 2003-64 Class SX, 13.460% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.0859% 7/25/33 (d)(f)(r)		314	289
Fannie Mae Remic floater Series 2024-54 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3188% 8/25/54 (d)(f)		4,420,691	4,422,013
First Horizon Mortgage pass-thru Trust:
Series 2004-AA3 Class A1, 3.5338% 9/25/34 (d)		961	972
Series 2004-AR6 Class 2A1, 4.7203% 12/25/34 (d)		1,286	1,264
Series 2005-AA12 Class 2A1, 5.6218% 2/25/36 (d)		991	653
Freddie Mac Series 262 Class 35, 3.5% 7/15/42		45,410	43,341
Gcat 2021-Nqm3 Trust Series 2021-NQM3 Class B1, 3.471% 5/25/66 (b)		100,000	70,341
Gcat 2024-Nqm2 Trust Series 2024-NQM2 Class A1, 6.085% 6/25/59 (b)		1,379,334	1,393,834
GCAT Trust sequential payer Series 2023-NQM4 Class A1, 4.25% 5/25/67 (b)		257,366	243,958
Ginnie Mae guaranteed REMIC pass-thru certificates:
Series 2007-9 Class CI, 6.080% - CME Term SOFR 1 Month Index 0.7498% 3/20/37 (d)(p)(r)		7,979	811
Series 2008-40 Class SA, 6.280% - CME Term SOFR 1 Month Index 0.9469% 5/16/38 (d)(p)(r)		8,450	554
GMAC Mortgage Loan Trust:
sequential payer Series 2003-J10 Class A1, 4.75% 1/25/19 (e)		319	316
Series 2005-AR6 Class 2A1, 3.6426% 11/19/35 (d)		1,662,459	1,304,661
Government National Mortgage floater Series 2024-H04 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.0532% 2/20/74 (d)(f)		297,544	296,798
Government National Mtg Association Gtd R Series 2021-140 Class JI, 3% 8/20/51 (p)		53,413	8,790
Gs Mortgage-Backed Securities:
Series 2022-NQM1 Class A4, 4% 5/25/62 (b)(d)		73,956	68,762
Series 2024-RPL4 Class A1, 3.9% 9/25/61 (b)		6,663,822	6,412,366
GSAMP Trust Series 2004-6F:
Class 2A4, 5.5% 5/25/34		1,030	1,005
Class 3A4, 6.5% 5/25/34		1,340	1,345
GSR Mortgage Loan Trust:
floater Series 2005-5F:
Class 8A1, CME Term SOFR 1 Month Index + 0.610% 5.5% 6/25/35 (d)(f)		240	230
Class 8A3, CME Term SOFR 1 Month Index + 0.610% 5.5% 6/25/35 (d)(f)		139	134
planned amortization class Series 2004-8F Class 2A3, 6% 9/25/34		582	580
Series 2005-RP3 Class 2A1, 4.0688% 9/25/35 (b)(d)		408,874	361,790
Series 2006-2F Class 3A6, 6% 2/25/36		1,558,746	713,010
Headlands Residential Series 2021-RPL1 Class NOTE, 2.487% 9/25/26 (b)		280,938	276,725
Homeward Opportunities Fund Trust Series 2020-2 Class B1, 5.45% 5/25/65 (b)		1,545,000	1,520,659
Homeward Opportunities Fund Trust 2 Series 2022-1:
Class A1, 5.082% 7/25/67 (b)(d)		173,292	172,803
Class M1, 5.057% 7/25/67 (b)(d)		200,000	188,496
Impac CMB Trust floater Series 2004-10:
Class 3A1, CME Term SOFR 1 Month Index + 0.810% 6.0924% 3/25/35 (d)(f)		3,634	3,497
Class 3A2, CME Term SOFR 1 Month Index + 0.910% 6.1924% 3/25/35 (f)		2,375	2,291
Indymac Index Mortgage Loan Trust floater Series 2006-AR35 Class 2A1A, CME Term SOFR 1 Month Index + 0.450% 5.7324% 1/25/37 (d)(f)		23,415	21,053
J P Morgan Mtg Trust floater Series 2023-HE3 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.600% 6.9508% 5/25/54 (b)(d)(f)		356,515	358,754
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		11,475,507	9,548,429
Jp Morgan Mortgage Trust Serie Series 2024-VIS1 Class A1, 5.99% 7/25/64 (b)		955,177	965,543
JPMorgan Mortgage Trust:
sequential payer Series 2004-S2:
Class 4A5, 6% 11/25/34		5,740	5,400
Class 5A1, 5.5% 12/25/19		533	515
Series 2004-S1 Class 3A1, 5.5% 9/25/34 (e)		523	497
Series 2006-A2:
Class 4A1, 7.3286% 8/25/34 (d)		1,518	1,534
Class 5A3, 6.2551% 11/25/33 (d)		607	590
Legacy Mortgage Asset Trust sequential payer Series 2021-SL1 Class A, 4.991% 9/25/60 (b)(d)		205,445	205,258
LendingHome Mortgage Trust Series 2023-RTL4 Class A1, 7.628% 11/25/28 (b)		2,450,000	2,492,767
Lhome 2024-Rtl4 A1 sequential payer Series 2024-RTL4 Class A1, 5.921% 7/25/39 (b)		1,650,000	1,665,062
Lhome Mortgage Trust 2023-Rtl2 Series 2023-RTL2 Class A1, 8% 6/25/28 (b)		3,000,000	3,037,280
Lhome Mtg Trust Series 2023-RTL1 Class A1, 7.869% 1/25/28 (b)(d)		3,059,000	3,090,475
MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1, 6.4885% 4/21/34 (d)		431	423
MASTR Alternative Loan Trust Series 2004-6:
Class 6A1, 6.5% 7/25/34		6,652	6,706
Class 7A1, 6% 7/25/34		4,957	4,917
Mastr Resecuritization Trust Series 2005-PO Class 3PO, 0% 5/28/35 (b)(q)		250	190
MASTR Specialized Loan Trust sequential payer Series 2005-1 Class 1A3, 7% 8/25/34 (b)		1,034,697	742,697
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2004-C Class A2, CME Term SOFR 6 Month Index + 1.020% 6.3038% 7/25/29 (d)(f)		871	842
Series 2006-A2 Class 1A, CME Term SOFR 1 Month Index + 0.470% 5.7524% 2/25/36 (f)		5,420,052	3,215,269
Series 2004-D Class A3, 7.2097% 9/25/29 (d)		416	394
Merrill Lynch Mtg Investments Trust 2006 floater Series 2006-AF2 Class AV1, CME Term SOFR 1 Month Index + 0.430% 5.7124% 9/25/37 (d)(f)		28,627	16,400
MFA 2022-NQM1 Trust Series 2022-NQM1 Class M1, 4.2535% 12/25/66 (b)(d)		171,000	147,900
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (b)(d)		3,970,114	3,760,342
MFRA Trust sequential payer Series 2024-RTL1 Class A1, 7.093% 2/25/29 (b)		230,000	232,572
Miltonia Mortgage Finance Srl floater Series 2024-1 Class B, 3 month EURIBOR EURO INTER + 1.300% 4.986% 4/28/62 (f)	EUR	100,000	108,077
Morgan Stanley Capital I Trust Series 2004-3 Class 4A, 5.647% 4/25/34 (d)		2,977	2,895
Morgan Stanley Mortgage Loan Trust Series 2004-7AR Class 2A6, 6.2081% 9/25/34 (d)		780	761
Morgan Stanley Resecuritizatio floater Series 2015-R2 Class 1B, 12 Month Treasury Average + 0.710% 4.4314% 12/27/46 (b)(d)(f)		972,245	870,836
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class B1, 7.4969% 9/25/68 (b)(d)		100,000	99,184
Morgan Stanley Residential Mtg Series 2014-1A Class B3, 6.9492% 6/25/44 (b)(d)		585,474	600,988
Naac Reperforming Ln Remic Trust sequential payer Series 2004-R2 Class A1, 6.5% 10/25/34 (b)(d)		1,913	1,703
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		1,578,963	1,476,718
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (b)		3,654,189	3,550,939
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		5,161,426	4,705,851
Nomura Ast Corp. Alt Mptc 06Af1 Series 2006-AF1 Class 1A3, 6.408% 5/25/36		2,794,206	506,537
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)		3,272,294	3,013,977
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)		1,418,234	1,331,854
Obx 2023-Nqm8 Trust Series 2023-NQM8 Class A2, 7.248% 9/25/63 (b)		867,076	883,359
Obx 2024-Hyb2 Trust sequential payer Series 2024-HYB2 Class A1, 3.6087% 4/25/53 (b)(d)		449,065	438,830
Obx 2024-Nqm2 Trust Series 2024-NQM2 Class A1, 5.878% 12/25/63 (b)		1,177,413	1,184,477
Obx 2024-Nqm8 Trust Series 2024-NQM8 Class A1, 6.233% 5/25/64 (b)		2,316,443	2,345,295
OBX Trust:
sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)		11,775,393	9,503,806
Series 2024-NQM9 Class A1, 6.03% 1/25/64 (b)(d)		4,299,010	4,340,577
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)		484,981	472,418
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)		396,964	385,210
Onslow Bay Mortgage Loan Trust sequential payer Series 2021-NQM4 Class A2, 2.162% 10/25/61 (b)(d)		7,492,472	6,422,982
Phh Mortgage Trust Series 2008-CIM2 Class 5A1, 6% 7/25/38		1,140	1,134
Pmc Pls Esr Issuer LLC Series 2022-PLS1 Class A, 5.114% 2/25/27 (b)(d)		232,790	230,077
PMT Credit Risk Transfer Trust floater Series 2024-1R Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.500% 8.8488% 5/25/33 (b)(d)(f)		7,543,187	7,622,942
Pmt Credit Risk Transfer Trust floater Series 2024-2R Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.350% 8.6978% 3/29/27 (b)(d)(f)		5,186,379	5,225,832
Preston Ridge Partners Mortgage Trust:
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		1,450,887	1,318,611
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(d)		1,972,760	1,788,632
Pret 2024-Rn2 LLC sequential payer Series 2024-RN2 Class A1, 7.1249% 4/25/54 (b)		201,855	204,803
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)		1,972,617	1,878,973
PRET LLC sequential payer Series 2022-RN2 Class A1, 5% 6/25/52 (b)		7,985,840	7,866,817
Prime Mtg Trust sequential payer Series 2004-CL1 Class 1A1, 6% 2/25/34		1,015	999
Prkcm 2024-Home1 Trust Series 2024-HOME1 Class A1, 6.431% 5/25/59 (b)(d)		2,884,933	2,928,536
Prkcm Trust Series 2023-AFC3 Class A2, 6.987% 9/25/58 (b)		825,861	837,598
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (b)(d)(f)		1,705,486	1,700,215
PRPM Series 2022-INV1 Class A2, 4.4376% 4/25/67 (b)(d)		685,603	657,592
Prpm 2021-10 LLC Series 2021-10 Class A1, 2.487% 10/25/26 (b)		1,784,332	1,760,389
Prpm 2024-Nqm1 Series 2024-NQM1 Class A1, 6.265% 12/25/68 (b)		466,447	471,698
Prpm 2024-Nqm2 Trust Series 2024-NQM2 Class A1, 6.327% 6/25/69 (b)(d)		2,847,518	2,886,016
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)		1,386,966	1,355,832
Prpm 2024-Rcf5 LLC Series 2024-RCF5 Class A1, 4% 8/25/54 (b)		2,000,000	1,949,711
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(d)		3,555,773	3,426,823
Radnor Re floater Series 2022-1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 12.0988% 9/25/32 (b)(d)(f)		368,616	393,031
RALI Trust:
floater Series 2006-QA10 Class A2, CME Term SOFR 1 Month Index + 0.470% 5.7524% 12/25/36 (f)		103,429	88,133
Series 2006-QS4 Class A4, 6% 4/25/36		1,308,423	1,031,922
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,030,453	1,611,507
Series 2007-QS8 Class A5, 6% 6/25/37		776,640	622,808
Rckt Mortgage Trust 2024-Ces3 Series 2024-CES3 Class A1A, 6.591% 5/25/44 (b)(d)		955,061	970,861
Rckt Mortgage Trust 2024-Ces5 Series 2024-CES5 Class A1A, 5.846% 8/25/44 (b)		1,486,201	1,499,471
Rco Vi Mortgage LLC Series 2022-1 Class A1, 3% 1/25/27 (b)		261,718	258,360
Residential Accredit Loans, Inc. sequential payer Series 2005-QS5 Class A4, 5.75% 4/25/35		18,996	16,720
Residential Asset Securitizati:
floater Series 2007-A9 Class A1, CME Term SOFR 1 Month Index + 0.660% 5.9424% 9/25/37 (d)(f)		2,944,620	792,142
Series 2007-A9 Class A2, 6.330% - CME Term SOFR 1 Month Index 1.0576% 9/25/37 (d)(p)(r)		2,943,914	374,100
Residential Asset Securitization Trust sequential payer Series 2003-A8 Class A1, 3.75% 10/25/18		232	218
Residential Ast Trust 2006-A14Cb sequential payer Series 2006-A14C Class 1A2, 6.25% 12/25/36		930,003	663,754
Residential Mortgage Loan Trus sequential payer Series 2019-2 Class B2, 6.037% 5/25/59 (b)		100,000	99,325
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)		70,755	70,567
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		640,541	608,730
Saco I, Inc. sequential payer Series 1997-2 Class 1A5, 7% 8/25/36 (b)(e)		244	232
Saluda Grade Alternative Mortg Series 2024-RTL5 Class A1, 7.762% 4/25/30 (b)		233,000	236,232
Saluda Grade Alternative Mortgage Trust Series 2024-RTL4 Class A1, 7.5% 2/25/30 (b)(d)		404,000	407,260
Sequoia Mortgage Trust:
floater:
Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (d)(f)		582	538
Series 2004-8 Class A2, CME Term SOFR 6 Month Index + 1.160% 6.008% 9/20/34 (d)(f)		4,389	4,058
Series 2007-3 Class 2AA1, 4.6637% 7/20/37 (d)		412,853	330,455
Sg Residential Mtg Trust 2022-2 Series 2022-2:
Class B1, 5.2837% 8/25/62 (b)(d)		104,000	97,329
Class M1, 5.2837% 8/25/62 (b)(d)		485,000	471,422
Structured Adjustable Rate Mor Series 2007-6 Class 3A1, 4.6312% 7/25/37 (d)		1,360,213	877,415
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14 Class 1A, 5.9062% 10/25/34 (d)		558	547
Structured Asset Securities Corp.:
sequential payer:
Series 2003-26A Class 3A5, 6.5018% 9/25/33 (d)		7,548	7,261
Series 2003-37A Class 1A, 6.2146% 12/25/33 (d)		11,676	11,174
Series 2003-37A Class 2A, 5.9432% 12/25/33 (d)		913	872
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0324% 9/25/43 (d)(f)		944,004	898,367
Toorak Mortgage Corp. Series 2021-INV1 Class B1, 3.287% 7/25/56 (b)		100,000	71,361
Towd Point Mortgage Funding 20 floater Series 2024-GR6A Class A1, SONIA O/N DEPOSIT RATES SWAP + 0.920% 5.997% 7/20/53 (b)(f)	GBP	470,974	619,187
Towd Point Mortgage Trust:
Series 2016-1 Class B2, 4.5061% 2/25/55 (b)(d)		500,000	488,056
Series 2017-FRE2 Class M6, 4% 11/25/47 (b)		88,719	85,767
Series 2021-R1:
Class A1, 2.9181% 11/30/60 (b)(d)		1,050,341	929,130
Class A2C, 3.3072% 11/30/60 (b)(d)		877,659	752,813
Series 2021-SJ2 Class A2, 2.5% 12/25/61 (b)		1,500,000	1,353,981
Towd Point Mortgage Trust 2024 sequential payer Series 2024-3 Class A1A, 5.1077% 7/25/65 (b)(d)		3,951,096	3,940,885
Trk 2021-Investment2 Trust Series 2021-INV2 Class B1, 4.104% 11/25/56 (b)		148,000	118,003
Tvc Mortgage Trust 2023-Rtl1 sequential payer Series 2023-RTL1 Class A1, 8.25% 11/25/27 (b)		1,205,000	1,214,359
Verus Securitization Trust Series 2022-3 Class B1, 4.0704% 2/25/67 (b)(d)		158,000	124,833
Verus Securitization Trust 202:
Series 2021-3 Class B1, 3.203% 6/25/66 (b)		100,000	73,876
Series 2023-2 Class A1, 6.193% 3/25/68 (b)(d)		374,305	376,215
Series 2024-4 Class A1, 6.218% 6/25/69 (b)		1,445,878	1,464,896
Verus Securitization Trust 2024-5 Series 2024-5 Class A1, 6.192% 6/25/69 (b)		3,620,645	3,669,523
Visio 2022-1 Trust sequential payer Series 2022-1 Class B1, 6.1498% 8/25/57 (b)(d)		200,000	195,168
Vm Master Issuer LLC Series 2022-1 Class B, 7.877% 5/24/25 (b)(d)		669,945	665,122
Wachovia Mortgage Loan Trust S floater Series 2023-AMN1 Class A2, CME Term SOFR 1 Month Index + 0.410% 1.8175% 8/25/36 (f)		2,766,759	968,473
WaMu Mortgage Pass-Through 2007 0A5 Trust floater Series 2007-OA5 Class 1A, 12 Month Treasury Average + 0.750% 5.9124% 6/25/47 (d)(f)		261,507	204,002
WaMu Mortgage Pass-Through Certificates 07 Hy4 Series 2007-HY4 Class 1A1, 3.8417% 4/25/37 (d)		1,093,310	996,681
WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY3 Class 4A1, 5.1488% 3/25/37 (d)		1,336	1,224
WaMu Mortgage pass-thru certificates:
floater:
Series 2005-AR1 Class A1A, 5.9124% 12/25/35 (d)		461,481	398,984
Series 2005-AR2:
Class 2A1B, CME Term SOFR 1 Month Index + 0.850% 6.1324% 1/25/45 (f)		888,005	882,646
Class 2A21, CME Term SOFR 1 Month Index + 0.770% 6.0524% 1/25/45 (d)(f)		421	418
sequential payer Series 2004-RA1 Class 2A, 7% 3/25/34		2,216	2,212
Series 2003-AR8 Class A, 6.3051% 8/25/33 (d)		1,524	1,464
Series 2003-AR9 Class 1A6, 6.1123% 9/25/33 (d)		1,167	1,120
Series 2004-AR11 Class A, 6.5912% 10/25/34 (d)		3,204	3,101
Series 2004-AR3:
Class A1, 5.7151% 6/25/34 (d)		429	399
Class A2, 5.7151% 6/25/34 (d)		3,966	3,647
Series 2004-S2 Class 2A4, 5.5% 6/25/34		3,258	3,115
Series 2005-4 Class CB7, 5.5% 6/25/35		6,925	6,257
Series 2006-2 Class 3CB, 6% 3/25/36		1,117,772	859,753
Washington Mut Mtg Pass Through C:
floater Series 2006-7 Class A1B, CME Term SOFR 1 Month Index + 0.270% 3.8973% 9/25/36 (f)		1,978,205	560,647
Series 2006-7 Class A1A, 4.0272% 9/25/36		638,164	182,372
Washington Mut Mtg Pass-Throug:
Series 2006-4 Class 3A1, 7% 5/25/36		160,290	140,917
Series 2006-8 Class A4, 4.1294% 10/25/36		244,908	90,222
Washington Mutual Mortgage Pas floater:
Series 2007-OA2 Class 2A, 12 Month Treasury Average + 0.700% 5.8624% 1/25/47 (d)(f)		544,010	443,372
Series 2007-OC2 Class A3, CME Term SOFR 1 Month Index + 0.730% 6.0124% 6/25/37 (f)		35,963	34,246
Washington Mutual Mortgage Pass-Through floater Series 2007-OA1 Class 2A, 12 Month Treasury Average + 0.720% 5.8824% 12/25/46 (d)(f)		13,330	11,270
Wells Fargo Mortgage Backed Securities Trust Series 2004-K Class 1A2, 7.49% 7/25/34 (d)		963	971
Wells Fargo Mtg Bank Sec 04 U Trust Series 2021-U Class A1, 6.6005% 10/25/34 (d)		2,045	1,986
TOTAL PRIVATE SPONSOR			315,479,357
U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2004-72 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9633% 9/25/34 (d)(f)		858	857
Series 2019-51 Class AF, 5.8502% 9/25/49		794,805	787,785
Series 2022-R04 Class 1B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.250% 10.5988% 3/25/42 (b)(d)(f)		240,000	259,098
Series 2024-38 Class AF, 6.1158% 12/25/47		2,314,948	2,307,739
planned amortization class:
Series 2002-56 Class PE, 6% 9/25/32		8,204	8,515
Series 2002-86 Class PG, 6% 12/25/32		5,413	5,597
Series 2003-25 Class KP, 5% 4/25/33		16,220	16,367
Series 2003-47 Class PE, 5.75% 6/25/33		5,572	5,758
Series 2005-19 Class PB, 5.5% 3/25/35		29,485	30,155
Series 2005-84 Class XM, 5.75% 10/25/35		953	979
Series 2006-77 Class PC, 6.5% 8/25/36		1,851	1,925
Series 2010-10 Class NT, 5% 2/25/40		13,781	14,005
Series 2012-149:
Class DA, 1.75% 1/25/43		423,350	392,668
Class GA, 1.75% 6/25/42		509,477	471,563
Series 2016-33 Class JA, 3% 7/25/45		207,420	195,296
Series 2016-38 Class 0, 3% 1/25/46		165,925	153,658
Series 2017-32 Class PA, 2.7% 5/25/47		11,982,203	10,914,918
Series 2017-37 Class AB, 2.55% 9/25/46		2,370,775	2,175,456
Series 2021-45 Class DA, 3% 7/25/51		376,828	339,904
sequential payer:
Series 1997-11 Class E, 7% 3/18/27		66	67
Series 1997-20 Class D, 7% 3/17/27		198	199
Series 1997-63 Class ZA, 6.5% 9/18/27 (p)		139	140
Series 1999-47 Class JZ, 8% 9/18/29		1,551	1,601
Series 2000-8 Class Z, 7.5% 2/20/30		1,067	1,122
Series 2001-14 Class Z, 6% 5/25/31		680	694
Series 2001-16 Class Z, 6% 5/25/31		915	934
Series 2001-81 Class HE, 6.5% 1/25/32		6,191	6,452
Series 2003-22 Class Z, 6% 4/25/33		4,173	4,298
Series 2003-W3 Class 2A5, 5.356% 6/25/42		181	182
Series 2003-W4 Class 2A, 5.3072% 10/25/42 (d)		1,455	1,467
Series 2003-W6 Class 1A41, 5.398% 10/25/42		2,133	2,137
Series 2004-W9 Class 1A3, 6.05% 2/25/44		4,740	4,889
Series 2006-9 Class KZ, 6% 3/25/36		3,315	3,459
Series 2007-10 Class Z, 6% 2/25/37		497	525
Series 2007-71 Class GZ, 6% 7/25/47		2,195	2,310
Series 2020-43 Class MA, 2% 1/25/45		1,432,750	1,322,844
Series 2020-49 Class JA, 2% 8/25/44		169,399	157,283
Series 2020-56 Class AH, 2% 5/25/45		1,429,599	1,336,385
Series 2020-80 Class BA, 1.5% 3/25/45		2,217,589	1,952,723
Series 2021-85 Class L, 2.5% 8/25/48		194,492	173,297
Series 2021-95:
Class 0, 2.5% 9/25/48		2,154,858	1,924,739
Class BA, 2.5% 6/25/49		3,276,526	2,911,642
Series 2021-96 Class HA, 2.5% 2/25/50		313,226	278,743
Series 2021-W3 Class A, 7% 9/25/41 (d)		2,783	2,725
Series 2022-1 Class KA, 3% 5/25/48		1,066,549	991,700
Series 2022-11 Class B, 3% 6/25/49		889,921	831,969
Series 2022-13 Class HA, 3% 8/25/46		701,689	662,406
Series 2022-3:
Class D, 2% 2/25/48		3,123,409	2,809,562
Class N, 2% 10/25/47		8,539,953	7,646,595
Series 2022-30 Class E, 4.5% 7/25/48		3,063,400	3,025,248
Series 2022-4 Class B, 2.5% 5/25/49		227,707	203,492
Series 2022-42 Class BA, 4% 6/25/50		1,066,761	1,039,620
Series 2022-49 Class TC, 4% 12/25/48		974,374	944,530
Series 2022-5:
Class 0, 2.5% 6/25/48		742,278	673,952
Class DA, 2.25% 11/25/47		3,137,720	2,832,589
Series 2022-7:
Class A, 3% 5/25/48		1,519,114	1,412,575
Class E, 2.5% 11/25/47		3,145,814	2,873,679
Series 2022-9 Class BA, 3% 5/25/48		546,456	508,165
Series 1997-42 Class EG, 8% 7/18/27		369	378
Series 2001-36 Class ST, 8.380% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.0367% 11/25/30 (d)(p)(r)		1,403	151
Series 2001-72 Class SB, 7.380% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0367% 12/25/31 (d)(p)(r)		3,462	337
Series 2001-T12 Class IO, 0.4889% 8/25/41 (d)(p)		181,147	1,481
Series 2002-19 Class SC, 13.970% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 4.6278% 3/17/32 (d)(f)		173	174
Series 2002-T16 Class A2, 7% 7/25/42		8,868	9,253
Series 2002-T19 Class A1, 6.5% 7/25/42		7,401	7,678
Series 2002-T4:
Class A2, 7% 12/25/41		5,078	5,307
Class A4, 9.5% 12/25/41		8,908	10,075
Class IO, 0.3979% 12/25/41 (d)(p)		431,093	3,346
Series 2002-W10 Class IO, 0.8917% 8/25/42 (d)(p)		37,528	485
Series 2002-W7 Class IO1, 0.8704% 6/25/29 (d)(p)		68,283	1,128
Series 2003-130 Class HZ, 6% 1/25/34		141,504	148,051
Series 2004-T1 Class 1A1, 6% 1/25/44		3,487	3,572
Series 2004-T2:
Class 1A3, 7% 11/25/43		2,688	2,741
Class 1A4, 7.5% 11/25/43		2,734	2,781
Series 2004-T3 Class 1IO4, 0.6022% 2/25/44 (d)(p)		64,269	510
Series 2004-W11 Class 1IO1, 0.345% 5/25/44 (d)(p)		207,050	1,423
Series 2004-W2:
Class 1A, 6% 2/25/44		2,341	2,356
Class 2A2, 7% 2/25/44		596	609
Series 2004-W8 Class 3A, 7.5% 6/25/44		1,352	1,409
Series 2005-51 Class MO, 0% 6/25/35 (q)		469	328
Series 2005-53 Class CS, 6.580% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2367% 6/25/35 (d)(p)(r)		3,465	266
Series 2005-72 Class WS, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2867% 8/25/35 (d)(p)(r)		1,650	117
Series 2005-79 Class ZC, 5.9% 9/25/35		143,940	146,777
Series 2005-W4 Class 1A1, 6% 8/25/45		2,616	2,668
Series 2006-20 Class IB, 6.470% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1267% 4/25/36 (d)(p)(r)		3,182	308
Series 2007-109 Class YI, 6.330% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9867% 12/25/37 (d)(p)(r)		28,927	3,466
Series 2007-54 Class IB, 6.290% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9467% 6/25/37 (d)(p)(r)		54,401	5,362
Series 2008-62 Class SM, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7367% 7/25/38 (d)(p)(r)		9,518	954
Series 2008-91 Class SI, 5.880% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5367% 3/25/38 (d)(p)(r)		6,056	244
Series 2009-112:
Class ST, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7867% 1/25/40 (d)(p)(r)		5,648	536
Class SW, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7867% 1/25/40 (d)(p)(r)		3,713	391
Series 2009-52 Class PI, 5% 7/25/39 (p)		3,356	502
Series 2010-129 Class PZ, 4.5% 11/25/40		34,719	33,756
Series 2010-135 Class ZA, 4.5% 12/25/40		364,170	369,321
Series 2010-150 Class ZC, 4.75% 1/25/41		532,551	534,298
Series 2010-35 Class SB, 6.300% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9567% 4/25/40 (d)(p)(r)		6,243	565
Series 2010-70 Class SA, 91.220% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6% 4/25/38 (d)(f)(p)		10,690	2,093
Series 2010-95 Class ZC, 5% 9/25/40		1,108,952	1,123,274
Series 2011-19 Class ZY, 6.5% 7/25/36		3,028	3,224
Series 2011-4 Class PZ, 5% 2/25/41		191,723	188,496
Series 2012-100 Class WI, 3% 9/25/27 (p)		120,345	3,506
Series 2012-148 Class IE, 3% 1/25/33 (p)		61,961	4,835
Series 2012-46 Class KI, 3.5% 5/25/27 (p)		8,117	246
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0867% 6/25/41 (d)(p)(r)		4,757	21
Series 2013-13 Class IK, 2.5% 3/25/28 (p)		41,929	1,149
Series 2013-133 Class IB, 3% 4/25/32 (p)		28,745	332
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5867% 1/25/44 (d)(p)(r)		71,324	8,010
Series 2013-44 Class DJ, 1.85% 5/25/33		4,482,741	4,139,770
Series 2013-51 Class GI, 3% 10/25/32 (p)		272,378	12,714
Series 2015-42 Class IL, 6% 6/25/45 (p)		402,143	64,253
Series 2015-70 Class JC, 3% 10/25/45		344,171	328,236
Series 2017-30 Class AI, 5.5% 5/25/47 (p)		239,271	38,542
Series 2019-20 Class H, 3.5% 5/25/49		171,983	158,241
Series 2020-45 Class JL, 3% 7/25/40		60,313	55,458
Series 2021-59 Class H, 2% 6/25/48		204,380	169,896
Series 2021-66:
Class DA, 2% 1/25/48		219,085	182,965
Class DM, 2% 1/25/48		232,825	194,439
Series 2024-38 Class FA, 6.1358% 1/25/51		931,772	928,760
target amortization class Series 2006-27 Class OB, 0% 4/25/36 (q)		14,180	11,496
Fannie Mae Stripped Mortgage-Backed Securities:
Series 2001-313 Class 1, 0% 6/25/31 (q)		6,128	5,361
Series 2007-380 Class S36, 7.780% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.4367% 7/25/37 (d)(p)(r)		1,935	316
Series 2007-383:
Class 68, 6.5% 9/25/37 (p)		1,183	260
Class 69, 6.5% 10/25/37 (d)(p)		1,665	366
Series 2023-437 Class C11, 3% 7/25/52 (p)		463,640	82,898
Freddie Mac:
floater:
Series 2005-2995 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.718% 5/15/29 (d)(f)		935	929
Series 2024-5442 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3188% 8/25/54 (d)(f)		7,472,156	7,472,128
planned amortization class:
Series 1998-2022 Class PE, 6.5% 1/15/28		91	92
Series 1998-2091 Class PG, 6% 11/15/28		2,160	2,201
Series 2001-2325 Class JO, 0% 6/15/31 (q)		696	600
Series 2001-2330 Class PE, 6.5% 6/15/31		1,583	1,642
Series 2002-2410 Class QB, 6.25% 2/15/32		3,832	3,931
Series 2002-2427 Class GE, 6% 3/15/32		7,995	8,242
Series 2002-2430 Class WF, 6.5% 3/15/32		5,158	5,376
Series 2002-2466 Class DH, 6.5% 6/15/32		569	597
Series 2002-2543 Class YX, 6% 12/15/32		2,984	3,081
Series 2003-2699 Class W, 5.5% 11/15/33		2,847	2,921
Series 2004-2733 Class SB, 7.900% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.0888% 10/15/33 (d)(r)		3,650	3,625
Series 2004-2845 Class QH, 5% 8/15/34		2,150	2,188
Series 2005-2912 Class EH, 5.5% 1/15/35		11,581	11,925
Series 2006-3202 Class HI, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.182% 8/15/36 (d)(p)(r)		10,259	1,045
Series 2009-3605 Class NC, 5.5% 6/15/37		8,058	8,320
Series 2009-3610 Class CA, 4.5% 12/15/39		2,882	2,870
Series 2010-3653 Class HJ, 5% 4/15/40		1,387	1,404
Series 2010-3677 Class PB, 4.5% 5/15/40		19,501	19,542
Series 2010-3737 Class DG, 5% 10/15/30		393	392
Series 2020-4960 Class PB, 1.5% 10/25/49		1,866,420	1,562,622
Series 4135 Class AB, 1.75% 6/15/42		392,469	365,380
sequential payer:
Series 1999-2116 Class ZA, 6% 1/15/29		527	537
Series 1999-2148 Class ZA, 6% 4/15/29		151	154
Series 1999-2201 Class C, 8% 11/15/29		322	334
Series 2001-2293 Class ZA, 6% 3/15/31		700	717
Series 2001-2310 Class Z, 6% 4/15/31		116	119
Series 2003-2643 Class SA, 44.750% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 9.9579% 3/15/32 (d)(f)		137	183
Series 2005-2989 Class TG, 5% 6/15/25		86	86
Series 2005-3005 Class ED, 5% 7/15/25		318	317
Series 2006-3187 Class Z, 5% 7/15/36		14,112	14,394
Series 2006-3201 Class IN, 6.130% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.782% 8/15/36 (d)(p)(r)		2,707	192
Series 2007-3274 Class B, 6% 2/15/37		1,497	1,603
Series 2008-3409 Class DB, 6% 1/15/38		8,111	8,480
Series 2009-3592 Class BZ, 5% 10/15/39		32,023	32,740
Series 2010-3648 Class CY, 4.5% 3/15/30		4,374	4,332
Series 2012-4060 Class TB, 2.5% 6/15/27		91,433	89,035
Series 2018-4796 Class CZ, 4% 5/15/48		325,857	310,316
Series 2018-4830 Class WZ, 4% 9/15/48		319,352	303,890
Series 2020-4993 Class LA, 2% 8/25/44		1,360,093	1,263,504
Series 2020-5018:
Class LC, 3% 10/25/40		407,240	375,259
Class LY, 3% 10/25/40		309,349	284,980
Series 2021-5169 Class TP, 2.5% 6/25/49		806,632	716,009
Series 2021-5175 Class CB, 2.5% 4/25/50		1,132,259	1,005,517
Series 2021-5180 Class KA, 2.5% 10/25/47		225,989	205,672
Series 2022-5189:
Class DA, 2.5% 5/25/49		814,264	726,025
Class TP, 2.5% 5/25/49		707,556	631,651
Series 2022-5190:
Class BA, 2.5% 11/25/47		789,410	717,735
Class CA, 2.5% 5/25/49		591,530	528,015
Series 2022-5191 Class CA, 2.5% 4/25/50		265,286	234,095
Series 2022-5197:
Class A, 2.5% 6/25/49		591,532	528,015
Class DA, 2.5% 11/25/47		599,238	545,454
Series 2022-5198 Class BA, 2.5% 11/25/47		2,958,149	2,705,009
Series 2022-5202:
Class AG, 3% 1/25/49		411,311	381,093
Class LB, 2.5% 10/25/47		642,286	585,085
Series 1997-186 Class PO, 0% 8/1/27 (q)		852	796
Series 2002-2530 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.632% 6/15/29 (d)(p)(r)		2,763	223
Series 2002-2534 Class SI, 20.760% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8432% 2/15/32 (d)(f)		459	516
Series 2003-2586 Class IO, 6.5% 3/15/33 (p)		3,369	619
Series 2003-2594 Class IV, 7% 3/15/32 (p)		838	145
Series 2003-2610 Class UI, 6.5% 5/15/33 (p)		2,623	485
Series 2003-2656 Class AC, 6% 8/15/33		1,161	1,198
Series 2004-2764 Class S, 13.460% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.08% 7/15/33 (d)(f)		391	361
Series 2005-2980 Class QB, 6.5% 5/15/35		414	435
Series 2006-3184 Class YO, 0% 3/15/36 (q)		6,521	5,351
Series 2007-3305 Class IW, 6.330% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.982% 4/15/37 (d)(p)(r)		3,902	415
Series 2007-76 Class 2A, 2.3628% 10/25/37 (d)		5,203	4,761
Series 2009-3546 Class A, 6.3998% 2/15/39 (d)		858	920
Series 2009-3609 Class SA, 6.220% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.872% 12/15/39 (d)(p)(r)		6,320	396
Series 2011-3855 Class AM, 6.5% 11/15/36		1,815	1,867
Series 2012-279 Class 35, 3.5% 9/15/42		11,580	10,834
Series 2012-4030 Class IL, 3.5% 4/15/27 (p)		3,181	63
Series 2012-4146 Class KI, 3% 12/15/32 (p)		60,270	5,120
Series 2014-323 Class 300, 3% 1/15/44		44,889	40,900
Series 2014-334 Class 300, 3% 8/15/44		44,330	40,489
Series 2017-4683 Class LM, 3% 5/15/47		493,328	473,560
Series 2020-5041 Class LB, 3% 11/25/40		693,041	639,076
Series 2021-5083 Class VA, 1% 8/15/38		2,898,068	2,738,267
Series 2021-5182 Class A, 2.5% 10/25/48		1,486,371	1,326,071
Series 2024-5426:
Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.2247% 3/15/50 (d)(f)		2,777,114	2,771,849
Class CF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.2247% 12/15/50 (d)(f)		2,268,431	2,270,639
Series 2933 Class ZM, 5.75% 2/15/35		290,601	301,243
Series 2996 Class ZD, 5.5% 6/15/35		184,172	189,346
Series 3237 Class C, 5.5% 11/15/36		234,685	240,676
Series 3980 Class EP, 5% 1/15/42		1,373,260	1,411,376
Series 4055 Class BI, 3.5% 5/15/31 (p)		8,527	19
Series 4149 Class IO, 3% 1/15/33 (p)		153,296	10,953
Series 4314 Class AI, 5% 3/15/34 (p)		2,888	38
Series 4427 Class LI, 3.5% 2/15/34 (p)		158,856	7,056
Series 4471 Class PA 4% 12/15/40		113,356	111,984
target amortization class Series 2003-2557 Class HL, 5.3% 1/15/33		1,843	1,869
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1998-2036 Class PG, 6.5% 1/15/28		677	691
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48		795,663	709,266
Class GC, 2% 11/25/47		180,923	161,247
Series 2021-5164 Class M, 2.5% 7/25/48		810,973	723,234
Series 4386 Class AZ, 4.5% 11/15/40		416,247	409,295
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-4 Class MT, 3.5% 6/25/57		251,924	227,886
Series 2019-4 Class MB, 3% 2/25/59		1,256,223	939,773
Series 2018-4 Class HT, 3% 3/25/58		2,025,993	1,741,692
Series 2019-3 Class M55D, 4% 10/25/58		314,200	292,689
Series 2021-1 Class BXS, 11.1334% 9/25/60 (b)(d)		305,903	236,144
Series 2021-2 Class BXS, 15.0133% 11/25/60 (b)(d)		145,137	109,425
Series 2022-1 Class MTU, 3.25% 11/25/61		834,107	729,230
Series 2023-1 Class MT, 3% 10/25/62		5,331,198	4,511,412
Freddie Mac STACR REMIC Trust floater:
Series 2020-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.610% 7.9633% 2/25/50 (b)(d)(f)		1,000,000	1,071,250
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3488% 12/25/50 (b)(d)(f)		3,910,000	4,215,040
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.400% 8.7488% 8/25/33 (b)(d)(f)		1,980,000	2,201,073
Series 2021-DNA6 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8488% 10/25/41 (b)(d)(f)		1,799,396	1,806,458
Series 2021-HQA1 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3488% 8/25/33 (b)(d)(f)		1,500,000	1,643,500
Series 2022-DNA1 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1988% 1/25/42 (b)(d)(f)		11,800,000	11,906,959
Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.400% 7.7488% 2/25/42 (b)(d)(f)		2,240,000	2,293,453
Series 2022-DNA3 Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.900% 8.2488% 4/25/42 (b)(d)(f)		12,945,000	13,401,886
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.410% 7.7633% 1/25/50 (b)(d)(f)		6,600,000	6,903,600
Ginnie Mae planned amortization class Series 2021-97 Class LI, 3% 8/20/50 (p)		2,054,466	332,791
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
floater Series 2024-30 Class CF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.5% 2/20/54 (d)(f)		4,171,574	4,196,248
Series 2017-16 Class KU, 6.530% - CME Term SOFR 1 Month Index 1.1998% 4/20/37 (d)(p)(r)		8,229	795
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8264% 12/20/60 (d)(f)(o)		336,697	335,455
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9964% 9/20/61 (d)(f)(o)		974,445	973,153
Series 2012-H11 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1464% 2/20/62 (d)(f)		26,930	26,907
Series 2012-H18 Class NA, CME Term SOFR 1 Month Index + 0.630% 5.9664% 8/20/62 (d)(f)(o)		149,714	149,251
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (d)(f)(o)		3,673	3,662
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0464% 8/20/63 (d)(f)(o)		170,785	170,648
Series 2013-H20 Class FB, CME Term SOFR 1 Month Index + 1.110% 6.4464% 8/20/63 (d)(f)		9,784	9,804
Series 2013-H23 Class FA, CME Term SOFR 1 Month Index + 1.410% 6.7464% 9/20/63 (d)(f)		12,365	12,419
Series 2015-H04 Class FL, CME Term SOFR 1 Month Index + 0.580% 5.9143% 2/20/65 (d)(f)		86,818	86,478
Series 2015-H23 Class FB, CME Term SOFR 1 Month Index + 0.630% 5.9664% 9/20/65 (d)(f)		96,388	96,144
Series 2016-H16 Class FD, CME TERM SOFR 12 MONTH INDEX + 1.090% 6.2971% 6/20/66 (d)(f)		135,340	136,452
Series 2016-H17 Class FC, CME Term SOFR 1 Month Index + 0.940% 6.2764% 8/20/66 (d)(f)		86,549	86,501
Series 2016-H24 Class KF, CME TERM SOFR 12 MONTH INDEX + 0.960% 6.3988% 11/20/66 (d)(f)		602,139	601,969
Series 2017-H23 Class FA, CME Term SOFR 1 Month Index + 0.590% 5.9264% 10/20/67 (d)(f)		400,167	398,756
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9502% 10/20/49 (d)(f)		213,144	208,919
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9002% 2/20/49 (d)(f)		964,559	949,777
Series 2019-H09 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 5/20/69 (d)(f)		268,927	267,889
Series 2021-H10 Class AF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8532% 6/20/71 (d)(f)		685,662	682,525
planned amortization class:
Series 2003-18 Class PG, 5.5% 3/20/33		6,597	6,777
Series 2004-19 Class KE, 5% 3/16/34		26,924	27,399
Series 2006-26 Class S, 6.380% - CME Term SOFR 1 Month Index 1.0498% 6/20/36 (d)(p)(r)		8,493	849
Series 2006-33 Class PK, 6% 7/20/36		2,692	2,775
Series 2007-22 Class PK, 5.5% 4/20/37		13,210	13,671
Series 2007-24 Class SA, 6.390% - CME Term SOFR 1 Month Index 1.0598% 5/20/37 (d)(p)(r)		12,323	1,322
Series 2008-49 Class PH, 5.25% 6/20/38		13,628	14,008
Series 2008-55 Class PL, 5.5% 6/20/38		12,559	13,064
Series 2009-72 Class SM, 6.130% - CME Term SOFR 1 Month Index 0.7969% 8/16/39 (d)(p)(r)		4,517	406
Series 2015-157 Class GA, 3% 1/20/45		7,708	7,411
Series 2016-69 Class WA, 3% 2/20/46		248,704	233,157
Series 2017-134 Class BA, 2.5% 11/20/46		587,729	541,425
Series 2021-58 Class IY, 3% 2/20/51		1,725,346	279,101
Series 2021-78 Class IP, 3% 5/20/51 (p)		592,875	95,728
sequential payer:
Series 2009-81 Class A, 5.75% 9/20/36		1,451	1,489
Series 2010-160 Class DY, 4% 12/20/40		844,738	829,693
Series 2010-170 Class B, 4% 12/20/40		186,778	183,262
Series 2017-139 Class BA, 3% 9/20/47		2,520,458	2,300,848
Series 2022-22 Class UH, 3% 12/20/50		670,476	611,570
Series 2003-52 Class SB, 11.340% x CME Term SOFR 1 Month Index 2.007% 6/16/33 (d)(f)		790	774
Series 2007-7 Class EI, 6.080% - CME Term SOFR 1 Month Index 0.7498% 2/20/37 (d)(p)(r)		12,654	1,105
Series 2008-50 Class SA, 6.110% - CME Term SOFR 1 Month Index 0.7798% 6/20/38 (d)(p)(r)		18,505	2,000
Series 2009-106 Class XL, 6.630% - CME Term SOFR 1 Month Index 1.2998% 6/20/37 (d)(p)(r)		4,033	373
Series 2009-16 Class SJ, 6.680% - CME Term SOFR 1 Month Index 1.3498% 5/20/37 (d)(p)(r)		12,671	1,647
Series 2010-116 Class QB, 4% 9/16/40		1,364,533	1,317,532
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6498% 7/20/41 (d)(p)(r)		61,909	6,311
Series 2013-149 Class MA, 2.5% 5/20/40		456,338	444,666
Series 2013-H04 Class BA, 1.65% 2/20/63 (o)		160	147
Series 2014-105 Class SN, 5.980% - CME Term SOFR 1 Month Index 0.6498% 12/20/34 (d)(p)(r)		11,541	1,064
Series 2014-60 Class W, 4.1099% 2/20/29 (d)		4,824	4,778
Series 2015-H02 Class HA, 2.5% 1/20/65		13,008	12,705
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		3,363	3,241
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (d)(f)(o)		373,111	371,344
Series 2017-H08 Class XI, 1.3707% 3/20/67 (d)(p)		303,859	13,309
Series 2017-H11 Class XI, 1.7131% 5/20/67 (d)(p)		823,808	32,870
Series 2017-H14:
Class AI, 2.0078% 6/20/67 (d)(p)		377,176	22,029
Class XI, 1.53% 6/20/67 (d)(p)		327,351	10,344
Series 2017-H24 Class FQ, CME TERM SOFR 12 MONTH INDEX + 0.910% 6.3088% 11/20/67 (d)(f)		666,679	671,833
Series 2021-125 Class HA, 1.5% 4/20/51		752,823	655,167
Series 2021-155 Class PD, 1.25% 9/20/51		773,756	673,059
Series 2021-175 Class PB, 1% 3/20/50		324,610	257,316
Series 2021-215 Class LG, 1.75% 12/20/51		1,146,948	962,843
Series 2022-85 Class IK, 3% 5/20/51 (p)		313,190	50,660
target amortization class Series 2004-90 Class SI, 5.980% - CME Term SOFR 1 Month Index 0.6498% 10/20/34 (d)(p)(r)		4,938	395
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (b)		5,295,912	5,145,746
United States Department of Veterans Affairs guaranteed REMIC pass thru certificates:
sequential payer Series 1998-1 Class 2E, 7% 3/15/28		5,771	5,819
Series 1996-2 Class 1Z, 6.75% 6/15/26		1,202	1,217
Series 1999-1 Class 2Z, 6.5% 1/15/29		946	964
TOTAL U.S. GOVERNMENT AGENCY			179,729,918
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $500,757,782)			495,209,275

Commercial Mortgage Securities - 2.8%
		Principal Amount (a)	Value ($)
20 Times Square Trust 2018-20Ts Series 2018-20TS Class F, 3.2032% 5/15/35 (b)(d)		3,016,196	2,340,405
280 Park Avenue Mortgage Trust floater Series 2017-280P Class E, CME Term SOFR 1 Month Index + 2.410% 7.7449% 9/15/34 (b)(f)		154,796	141,043
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1:
Class A4, 2.253% 11/15/54		4,200,000	3,593,494
Class A5, 2.522% 11/15/54		1,000,000	856,324
Acre Commercial Mtg 2021-Florida4 Ltd. / A floater Series 2021-FL4 Class C, CME Term SOFR 1 Month Index + 1.860% 7.2061% 12/18/37 (b)(d)(f)		263,000	251,466
AG Trust 2024-Nlp floater Series 2024-NLP Class A, CME Term SOFR 1 Month Index + 2.010% 7.3156% 7/15/41 (b)(d)(f)		6,000,000	6,000,012
Arbor Multifamily Mortgage Securities Trust sequential payer:
Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)		9,500,000	8,200,289
Series 2021-MF3 Class A5, 2.5747% 10/15/54 (b)		1,000,000	872,404
Areit 2021-Cre5 Trust floater sequential payer Series 2021-CRE5 Class C, CME Term SOFR 1 Month Index + 2.360% 7.7061% 11/17/38 (b)(d)(f)		146,000	141,103
Ares Commercial Mortgage Trust floater sequential payer Series 2024-IND Class A, CME Term SOFR 1 Month Index + 1.690% 7.0285% 7/15/41 (b)(d)(f)		430,000	429,866
Ashford Hospitality Trust floater Series 2018-ASHF Class A, CME Term SOFR 1 Month Index + 1.070% 6.409% 4/15/35 (b)(d)(f)		2,892,924	2,873,115
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A CME Term SOFR 1 Month Index + 1.220% 6.564% 12/15/36 (b)(d)(f)		2,115,469	2,067,338
Bamll 2024-Bhp A floater Series 2024-BHP Class A, CME Term SOFR 1 Month Index + 2.350% 7.7% 8/15/39 (b)(d)(f)		280,000	279,997
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(d)(f)		4,172,000	4,112,724
Class B, CME Term SOFR 1 Month Index + 1.550% 6.887% 1/15/39 (b)(d)(f)		789,000	774,377
Class C, CME Term SOFR 1 Month Index + 2.150% 7.487% 1/15/39 (b)(d)(f)		562,000	550,368
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		6,500,000	6,288,750
Class ANM, 3.112% 11/5/32 (b)		4,963,000	4,615,590
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,113,000	959,963
Class CNM, 3.8425% 11/5/32 (b)(d)		461,000	335,378
Bamll Re-Remic Trust 2014-Frr8 Series 2014-FRR8:
Class A, 1.0139% 11/26/47 (b)(d)		351,063	348,976
Class C, 0% 11/26/47 (b)(d)		2,500,000	2,467,830
BANK:
sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60		7,200,000	7,062,436
Series 2019-BN19 Class A3, 3.183% 8/15/61		292,553	265,272
Series 2019-BN21:
Class A4, 2.6% 10/17/52		4,277,714	3,920,387
Class A5, 2.851% 10/17/52		838,000	756,297
Series 2019-BN23 Class ASB, 2.846% 12/15/52		400,000	382,020
Series 2020-BN28 Class A3, 1.584% 3/15/63		8,878,493	7,611,890
Series 2021-BN31 Class A3, 1.771% 2/15/54		2,000,000	1,694,005
Series 2021-BN32 Class A4, 2.349% 4/15/54		20,000,000	17,584,322
Series 2021-BN33 Class A4, 2.27% 5/15/64		9,000,000	7,824,668
Series 2021-BN35 Class ASB, 2.067% 6/15/64		1,300,000	1,170,393
Series 2020-BN25 Class XB, 0.5319% 1/15/63 (d)(p)		5,200,000	107,751
Series 2021-BN31 Class XB, 0.9731% 2/15/54 (d)(p)		7,000,000	293,041
Series 2021-BN33 Class XA, 1.163% 5/15/64 (d)(p)		13,387,654	643,554
Series 2021-BN34 Class XB, 0.6263% 6/15/63 (d)(p)		171,794,000	4,983,332
Bank5 2023-5Yr2 sequential payer Series 2023-5YR2 Class A3, 6.656% 7/15/56		15,000,000	15,879,794
Bank5 2023-5Yr4 sequential payer Series 2023-5YR4 Class A3, 6.5% 12/15/56		2,337,157	2,472,972
Bank5 2024-5Yr8 sequential payer Series 2024-5YR8 Class A3, 5.884% 8/15/57		12,900,000	13,510,109
Bank5 2024-5Yr9 sequential payer Series 2024-5YR9 Class A3, 5.6136% 8/15/57		13,500,000	13,952,824
Bank5 Trust 2024-5Yr6 sequential payer Series 2024-5YR6 Class A3, 6.225% 5/15/57		300,000	316,461
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, CME Term SOFR 1 Month Index + 0.710% 5.9924% 11/25/35 (b)(d)(f)		12,042	11,806
Series 2005-4A:
Class A2, CME Term SOFR 1 Month Index + 0.690% 5.9774% 1/25/36 (b)(d)(f)		28,470	27,307
Class M1, CME Term SOFR 1 Month Index + 0.780% 6.0674% 1/25/36 (b)(d)(f)		9,189	8,743
Series 2006-4A Class A2, CME Term SOFR 1 Month Index + 0.510% 5.7974% 12/25/36 (b)(d)(f)		60,181	57,051
Series 2007-1 Class A2, CME Term SOFR 1 Month Index + 0.510% 5.7974% 3/25/37 (b)(d)(f)		15,000	14,243
Series 2007-2A:
Class A1, CME Term SOFR 1 Month Index + 0.380% 5.7974% 7/25/37 (b)(d)(f)		50,203	47,000
Class A2, CME Term SOFR 1 Month Index + 0.430% 5.8724% 7/25/37 (b)(d)(f)		47,003	43,464
Class M1, CME Term SOFR 1 Month Index + 0.480% 5.9474% 7/25/37 (b)(d)(f)		15,999	14,694
Series 2007-3:
Class A2, CME Term SOFR 1 Month Index + 0.540% 5.8274% 7/25/37 (b)(d)(f)		17,283	16,337
Class M1, CME Term SOFR 1 Month Index + 0.570% 5.8574% 7/25/37 (b)(d)(f)		9,159	8,438
Class M2, CME Term SOFR 1 Month Index + 0.620% 5.9024% 7/25/37 (b)(d)(f)		9,796	8,933
Class M3, CME Term SOFR 1 Month Index + 0.660% 5.9474% 7/25/37 (b)(d)(f)		15,690	14,303
Class M4, CME Term SOFR 1 Month Index + 0.860% 6.1424% 7/25/37 (b)(d)(f)		24,769	22,781
Class M5, CME Term SOFR 1 Month Index + 1.010% 6.2924% 7/25/37 (b)(d)(f)		14,915	15,126
BB-UBS Trust:
sequential payer Series 2012-SHOW Class A, 3.4302% 11/5/36 (b)		407,000	401,966
Series 2012-SHOW Class E, 4.1602% 11/5/36 (b)(d)		437,000	395,324
Bbccre Trust 2015-Gtp sequential payer Series 2015-GTP Class A, 3.966% 8/10/33 (b)		274,000	264,959
Bbcms 2018-Tall Mtg Trust floater Series 2018-TALL Class A, CME Term SOFR 1 Month Index + 0.870% 6.256% 3/15/37 (b)(d)(f)		387,000	364,771
BBCMS Mortgage Trust:
sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52		3,554,943	3,283,973
Series 2021-C9 Class A4, 2.021% 2/15/54		10,000,000	8,602,263
Series 2023-C21 Class A3, 6.5064% 9/15/56 (d)		1,600,000	1,724,620
Series 2016-ETC Class E, 3.7292% 8/14/36 (b)(d)		4,500,000	3,771,671
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57		4,400,000	4,534,470
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51		1,700,000	1,664,310
Benchmark Mortgage Trust:
sequential payer:
Series 2018 B2 Class A4, 3.6147% 2/15/51		3,500,000	3,364,772
Series 2018-B4 Class A5, 4.121% 7/15/51		949,000	922,667
Series 2019-B10 Class A4, 3.717% 3/15/62		2,373,000	2,273,640
Series 2019-B13 Class A4, 2.952% 8/15/57		7,629,000	6,979,800
Series 2020-B16 Class A4, 2.483% 2/15/53		3,200,000	2,882,862
Series 2020-B18 Class A4, 1.672% 7/15/53		10,000,000	8,514,718
Series 2020-B19:
Class A3, 1.787% 9/15/53		5,800,000	5,310,291
Class A4, 1.546% 9/15/53		12,500,000	10,607,448
Series 2020-B22 Class A4, 1.685% 1/15/54		3,175,000	2,692,714
Series 2021-B23 Class A4A1, 1.823% 2/15/54		2,000,000	1,660,173
Series 2021-B24 Class A4, 2.2638% 3/15/54		17,600,000	15,264,390
Series 2021-B26 Class A4, 2.295% 6/15/54		8,800,000	7,638,693
Series 2023-C5 Class A2, 6.5176% 6/15/56		8,500,000	8,825,499
Series 2023-V2 Class A3, 5.8118% 5/15/55		13,000,000	13,401,266
Series 2023-V3 Class A3, 6.3629% 7/15/56		500,000	525,223
Series 2019-B12 Class XA, 1.2096% 8/15/52 (d)(p)		36,823,270	1,272,152
Series 2019-B14 Class XA, 0.8924% 12/15/62 (d)(p)		22,492,623	514,195
Bfld 2024-Wrhs floater Series 2024-WRHS Class A, CME Term SOFR 1 Month Index + 1.490% 6.829% 8/15/26 (b)(d)(f)		900,000	897,750
Bfld Trust floater sequential payer Series 2024-VICT Class A, CME Term SOFR 1 Month Index + 1.890% 7.2269% 7/15/41 (b)(d)(f)		2,906,000	2,902,370
BHMS floater Series 2018-ATLS Class A, CME Term SOFR 1 Month Index + 1.290% 6.8839% 7/15/35 (b)(d)(f)		3,384,821	3,383,743
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (b)(d)(f)		8,921,000	8,675,237
BLP Commercial Mortgage Trust:
floater sequential payer Series 2023-IND Class A, CME Term SOFR 1 Month Index + 1.690% 7.0289% 3/15/40 (b)(d)(f)		500,000	498,907
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(d)(f)		2,900,000	2,885,500
BMD2 Re-Remic Trust:
floater Series 2019-FRR1:
Class 1A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.610% 7.9616% 5/25/52 (b)(d)(f)		65,435	65,420
Class 1A5, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.310% 9.6616% 5/25/52 (b)(d)(f)		36,144	35,838
Series 2019-FRR1:
Class 5B13, 2.1882% 5/25/52 (b)(d)		4,000,000	3,231,365
Class 5D1, 5/25/52 (b)(q)		4,000,000	2,705,535
Bmo 2024-5C5 Mtg Trust sequential payer Series 2024-5C5 Class A3, 5.8574% 2/15/57		5,700,000	5,936,015
BMO Mortgage Trust sequential payer:
Series 2022-C1 Class A4, 3.119% 2/17/55		6,200,000	5,571,567
Series 2023-5C1 Class A3, 6.534% 8/15/56		12,500,000	13,178,550
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(d)(f)		3,750,000	3,734,766
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9785% 6/15/41 (b)(d)(f)		1,590,000	1,578,084
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1782% 6/15/41 (b)(d)(f)		1,060,000	1,050,725
Class E, CME Term SOFR 1 Month Index + 3.380% 8.7259% 6/15/41 (b)(d)(f)		124,000	121,832
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(d)(f)		15,784,000	15,803,730
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7839% 4/15/37 (b)(d)(f)		4,626,000	4,631,783
Bsst 2021-Sscp Mtg Trust floater Series 2021-SSCP:
Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 4/15/36 (b)(d)(f)		1,353,697	1,339,314
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5515% 4/15/36 (b)(d)(f)		83,883	80,843
Bway 2013-1515 Mtg Trust Series 2013-1515 Class F, 4.0578% 3/10/33 (b)(d)		146,276	125,677
Bx 2024-Palm floater sequential payer Series 2024-PALM Class A, CME Term SOFR 1 Month Index + 1.540% 6.8779% 6/15/37 (b)(d)(f)		700,000	696,719
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6833% 4/15/34 (b)(d)(f)		4,464,000	4,397,137
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9833% 4/15/34 (b)(d)(f)		2,952,000	2,896,730
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2833% 4/15/34 (b)(d)(f)		3,099,000	3,029,373
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0874% 10/15/26 (b)(d)(f)		2,051,770	2,024,200
Series 2021-CIP Class E, CME Term SOFR 1 Month Index + 2.930% 8.2715% 12/15/38 (b)(d)(f)		10,270,859	10,029,823
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(d)(f)		1,559,000	1,543,897
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(d)(f)		8,126,000	8,047,279
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3503% 10/15/36 (b)(d)(f)		1,201,000	1,177,731
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5501% 10/15/36 (b)(d)(f)		1,607,000	1,570,843
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7498% 10/15/36 (b)(d)(f)		1,560,000	1,518,075
Class E, CME Term SOFR 1 Month Index + 2.060% 7.399% 10/15/36 (b)(d)(f)		5,425,000	5,316,500
Series 2021-SOAR Class F, CME Term SOFR 1 Month Index + 2.460% 7.8015% 6/15/38 (b)(d)(f)		1,842,903	1,825,910
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.1038% 5/15/38 (b)(d)(f)		3,748,944	3,709,111
Series 2022-CSMO Class B, CME Term SOFR 1 Month Index + 3.140% 8.4776% 6/15/27 (b)(d)(f)		1,523,800	1,528,544
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (b)(d)(f)		5,787,836	5,766,315
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(d)(f)		4,232,604	4,243,185
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5277% 12/9/40 (b)(d)(f)		822,250	821,991
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9771% 12/9/40 (b)(d)(f)		445,798	445,241
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9257% 12/9/40 (b)(d)(f)		247,666	247,588
Series 2024-MF:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7785% 2/15/39 (b)(d)(f)		130,000	129,838
Class E, CME Term SOFR 1 Month Index + 3.730% 9.0752% 2/15/39 (b)(d)(f)		174,000	171,880
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3275% 11/15/32 (b)(d)(f)		2,389,891	2,387,650
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(d)(f)		3,532,346	3,499,278
Series 2020-VKNG Class A, CME Term SOFR 1 Month Index + 1.040% 6.3815% 10/15/37 (b)(d)(f)		964,700	960,479
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(d)(f)		15,584,425	15,535,724
sequential payer Series 2023-VLT3 Class A, CME Term SOFR 1 Month Index + 1.940% 7.2769% 11/15/28 (b)(d)(f)		550,000	546,565
Bx Commercial Mortgage Trust 2 floater Series 2024-AIRC Class A, CME Term SOFR 1 Month Index + 1.690% 6.9912% 8/15/39 (b)(d)(f)		5,864,000	5,867,652
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1284% 2/15/39 (b)(d)(f)		844,108	838,832
Class D, CME Term SOFR 1 Month Index + 3.130% 8.4765% 2/15/39 (b)(d)(f)		384,133	383,653
Class E, CME Term SOFR 1 Month Index + 4.180% 9.525% 2/15/39 (b)(d)(f)		206,841	205,949
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(d)(f)		2,613,227	2,590,379
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2778% 3/15/41 (b)(d)(f)		3,469,599	3,430,596
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(d)(f)		6,919,323	6,910,674
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(d)		8,765,227	8,748,804
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class A, CME Term SOFR 1 Month Index + 1.540% 6.8779% 5/15/34 (b)(d)(f)		170,000	169,575
BX Trust:
floater:
Series 2021-ARIA Class A, CME Term SOFR 1 Month Index + 1.010% 6.3506% 10/15/36 (b)(d)(f)		129,000	127,953
Series 2021-MFM1:
Class E, CME Term SOFR 1 Month Index + 2.360% 7.7015% 1/15/34 (b)(d)(f)		66,555	65,012
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4515% 1/15/34 (b)(d)(f)		40,957	39,922
Series 2021-VIEW Class F, CME Term SOFR 1 Month Index + 4.040% 9.3815% 6/15/36 (b)(d)(f)		61,000	54,609
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(d)(f)		4,154,555	4,159,743
Class B, CME Term SOFR 1 Month Index + 2.660% 8.0009% 8/15/41 (b)(d)(f)		490,734	490,729
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2769% 4/15/37 (b)(d)(f)		2,950,967	2,943,640
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6269% 4/15/37 (b)(d)(f)		666,061	664,818
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1759% 4/15/37 (b)(d)(f)		557,150	556,110
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(d)(f)		10,269,558	10,224,515
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0284% 4/15/41 (b)(d)(f)		1,608,235	1,588,634
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2781% 4/15/41 (b)(d)(f)		1,335,250	1,308,545
Class D, CME Term SOFR 1 Month Index + 2.690% 8.027% 4/15/41 (b)(d)(f)		137,481	135,548
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0255% 4/15/41 (b)(d)(f)		145,394	143,038
Series 2024-PAT:
Class A, CME Term SOFR 1 Month Index + 2.090% 7.4269% 3/15/41 (b)(d)(f)		150,000	149,250
Class C, CME Term SOFR 1 Month Index + 4.430% 9.7759% 3/15/41 (b)(d)(f)		321,000	322,573
Class D, CME Term SOFR 1 Month Index + 5.380% 10.7259% 3/15/41 (b)(d)(f)		155,000	155,418
Series 2024-VLT4:
Class E, CME Term SOFR 1 Month Index + 2.880% 8.2263% 7/15/29 (b)(d)(f)		150,000	148,734
Class F, CME Term SOFR 1 Month Index + 3.930% 9.2748% 7/15/29 (b)(d)(f)		390,000	384,154
floater sequential payer:
Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 1/15/34 (b)(d)(f)		1,953,872	1,937,997
Series 2024-VLT4 Class A, CME Term SOFR 1 Month Index + 1.490% 6.8283% 7/15/29 (b)(d)(f)		870,000	868,913
Bx Trust 2023-Delc floater sequential payer Series 2023-DELC Class A, CME Term SOFR 1 Month Index + 2.690% 8.0269% 5/15/38 (b)(d)(f)		1,150,000	1,151,436
BXMT, Ltd. floater Series 2020-FL3 Class A, CME Term SOFR 1 Month Index + 1.510% 6.8531% 11/15/37 (b)(f)		2,811,977	2,753,786
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class D, CME Term SOFR 1 Month Index + 3.180% 8.525% 3/15/35 (b)(d)(f)		8,167,000	8,050,748
Cali 2024-Sun floater sequential payer Series 2024-SUN Class A, CME Term SOFR 1 Month Index + 1.890% 7.228% 7/15/41 (b)(d)(f)		320,000	319,201
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.704% 12/15/37 (b)(d)(f)		3,800,000	3,797,625
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)		4,000,000	3,332,616
CD Mortgage Trust:
sequential payer Series 2017-CD5:
Class A3, 3.171% 8/15/50		2,700,000	2,579,123
Class A4, 3.431% 8/15/50		1,000,000	960,312
Series 2017-CD6 Class A3, 3.104% 11/13/50		2,500,000	2,406,551
Cent Trust 2023-City floater sequential payer Series 2023-CITY Class A, CME Term SOFR 1 Month Index + 2.620% 7.9569% 9/15/38 (b)(d)(f)		733,100	734,933
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)		16,578,699	15,939,597
Class A2, 1.99% 7/15/60 (b)		6,487,369	5,780,895
Series 2021-1A Class A1, 1.53% 3/15/61 (b)		8,434,906	7,854,825
CF Mortgage Trust sequential payer Series 2019-CF2 Class A4, 2.6236% 11/15/52		850,000	761,476
CFCRE Commercial Mortgage Trust Series 2011-C2 Class D, 5.2492% 12/15/47 (b)(d)		81,243	74,857
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49		923,168	891,004
Cfmt 2021-Frr1 Trust:
sequential payer Series 2021-FRR1 Class AK99, 0% 9/29/29 (b)		5,353,696	3,832,111
Series 2021-FRR1:
Class BK54, 0% 2/28/26 (b)		659,122	590,793
Class BK58, 2.4231% 9/29/29 (b)(d)		327,366	288,257
Class BK98, 0% 8/29/29 (b)		368,616	255,057
Class BK99, 0% 9/29/29 (b)		447,606	279,146
Class CK45, 1.3197% 2/28/25 (b)(d)		384,122	368,415
Class CK54, 0% 2/28/26 (b)		204,787	180,023
Class CKW1, 0% 1/29/26 (b)		263,297	237,081
Class DK45, 0% 2/28/25 (b)		321,808	304,522
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50		870,882	837,034
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2015-GC33 Class A3, 3.515% 9/10/58		1,551,420	1,530,632
Series 2016-GC37 Class A3, 3.05% 4/10/49		2,190,826	2,139,947
Series 2014-GC25 Class A/S, 4.017% 10/10/47		1,183,000	1,181,136
Series 2015-GC27 Class A5, 3.137% 2/10/48		500,000	497,672
Series 2015-GC29 Class XA, 1.1463% 4/10/48 (d)(p)		27,678,261	72,547
Series 2015-GC33:
Class AAB, 3.522% 9/10/58		229,267	227,036
Class XA, 1.0182% 9/10/58 (d)(p)		16,603,099	96,779
Series 2016-C2 Class A3, 2.575% 8/10/49		2,705,173	2,599,867
Series 2016-GC36 Class A4, 3.349% 2/10/49		2,500,000	2,427,409
Series 2016-P6 Class XA, 0.692% 12/10/49 (d)(p)		12,222,351	119,068
COMM Mortgage Trust:
floater Series 2024-WCL1:
Class B, CME Term SOFR 1 Month Index + 2.590% 7.9286% 6/15/41 (b)(d)(f)		237,000	234,412
Class E, CME Term SOFR 1 Month Index + 4.480% 9.8256% 6/15/41 (b)(d)(f)		313,000	309,330
floater sequential payer Series 2024-WCL1 Class A, CME Term SOFR 1 Month Index + 1.840% 7.1796% 6/15/41 (b)(d)(f)		400,000	396,505
sequential payer:
Series 2013-300P Class A1, 4.353% 8/10/30 (b)		500,000	472,630
Series 2015 LC19 Class A3, 2.922% 2/10/48		2,352,864	2,349,362
Series 2015-CR22 Class A4, 3.048% 3/10/48		5,265,000	5,227,554
Series 2015-CR24 Class A5, 3.696% 8/10/48		234,981	231,469
Series 2015-CR25 Class A4, 3.759% 8/10/48		200,574	197,505
Series 2016-COR1 Class A3, 2.826% 10/10/49		7,520,414	7,197,415
Series 2018-HOME Class A, 3.9422% 4/10/33 (b)(d)		699,201	664,709
Series 2014-CR20 Class XA, 0.8921% 11/10/47 (d)(p)		8,323,300	194
Series 2014-LC17 Class XA, 0.6896% 10/10/47 (d)(p)		15,710,731	280
Series 2014-UBS6:
Class A5, 3.644% 12/10/47		3,900,000	3,877,965
Class XA, 0.8612% 12/10/47 (d)(p)		6,282,836	134
Series 2015-CR24 Class A4, 3.432% 8/10/48		906,253	894,315
Series 2015-PC1 Class A4, 3.62% 7/10/50		434,600	432,351
Series 2020-CMB Class D, 3.7538% 2/10/37 (b)(d)		255,983	249,151
COMM Trust sequential payer Series 2017-COR2:
Class A3, 3.51% 9/10/50		11,380,000	10,807,366
Class ASB, 3.317% 9/10/50		726,904	708,288
Communication 2024-277P Mortgage Trust:
sequential payer Series 2024-277P Class A, 6.338% 8/10/44 (b)		1,800,000	1,881,540
Series 2024-277P Class X, 0.8943% 8/10/44 (b)(d)(p)		5,900,000	186,495
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52		3,181,000	3,126,480
Cone Trust 2024-Dfw1:
floater Series 2024-DFW1 Class E, CME Term SOFR 1 Month Index + 3.880% 9.2254% 8/15/41 (b)(d)(f)		315,000	314,084
floater sequential payer Series 2024-DFW1 Class A, CME Term SOFR 1 Month Index + 1.640% 6.9786% 8/15/41 (b)(d)(f)		320,000	320,000
Credit Suisse Mortgage Trust:
floater Series 2022-NWPT Class A, CME Term SOFR 1 Month Index + 3.140% 8.4799% 9/9/24 (b)(d)(f)		282,000	282,000
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)		1,300,027	1,239,019
Series 2020-NET Class B, 2.8159% 8/15/37 (b)		500,000	476,392
CSAIL Commercial Mortgage Trust:
sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48		359,957	354,055
Series 2021-C20 Class A2, 2.4862% 3/15/54		15,088,485	13,372,672
Series 2016-C7 Class A4, 3.21% 11/15/49		3,186,022	3,098,671
Csmc 2021-Adv floater Series 2021-ADV Class A, CME Term SOFR 1 Month Index + 1.510% 6.8515% 7/15/38 (b)(d)(f)		500,000	451,404
Csmc 2021-Bhar floater Series 2021-BHAR Class A, CME Term SOFR 1 Month Index + 1.260% 6.6015% 11/15/38 (b)(d)(f)		228,000	225,441
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49		2,000,000	1,944,856
CSMC Trust:
sequential payer Series 2014-U.S.A. Class A2, 3.953% 9/15/37 (b)		5,001,000	4,456,809
Series 2014-U.S.A. Class D, 4.3733% 9/15/37 (b)		3,944,000	2,926,896
Dbgs 2024-Sbl Mtg Trust floater Series 2024-SBL Class A, CME Term SOFR 1 Month Index + 1.880% 7.2021% 8/15/34 (b)(d)(f)		48,000	47,751
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class A3, 3.269% 6/10/50		912,662	902,972
Dbsg 2024-Alta Mtg Trust sequential payer Series 2024-ALTA Class A, 6.1438% 6/10/37 (b)(d)		121,211	122,787
Dbwf 2016-85T Mortgage Trust sequential payer Series 2016-85T Class A, 3.791% 12/10/36 (b)		665,000	626,977
DC Mortgage Trust:
sequential payer Series 2024-HLTN Class A, 5.9335% 4/13/40 (b)(d)		30,000	30,342
Series 2024-HLTN Class F, 10.6641% 4/13/40 (b)(d)		88,000	88,856
Dk Trust 2024-Spbx:
floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3369% 3/15/34 (b)(d)(f)		559,000	555,745
floater sequential payer Series 2024-SPBX Class A, CME Term SOFR 1 Month Index + 1.500% 6.8369% 3/15/34 (b)(d)(f)		197,000	196,198
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)		8,810,000	7,670,709
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(d)		1,352,000	1,383,051
Elm Trust 2024-Elm:
sequential payer Series 2024-ELM:
Class A10, 5.9942% 6/10/39 (b)(d)		460,000	464,848
Class A15, 5.9942% 6/10/39 (b)(d)		460,000	464,848
Series 2024-ELM:
Class E10, 8.0455% 6/10/39 (b)(d)		514,000	517,929
Class XP10, 0.2345% 6/10/39 (b)(d)(p)		2,414,000	9,483
Class XP15, 1.5612% 6/10/39 (b)(d)(p)		2,185,000	57,144
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(d)(f)		10,967,234	10,823,289
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5717% 11/15/38 (b)(d)(f)		973,866	957,452
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1185% 11/15/38 (b)(d)(f)		998,837	979,111
Eqt Trust 2024-Extr sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(d)		4,978,000	5,069,406
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(d)(f)		2,293,111	2,283,079
Class A1, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(d)(f)		179,922	179,462
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8315% 7/15/38 (b)(d)(f)		1,893,683	1,877,130
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1515% 7/15/38 (b)(d)(f)		1,396,198	1,384,004
Class D, CME Term SOFR 1 Month Index + 2.360% 7.7015% 7/15/38 (b)(d)(f)		2,821,183	2,807,091
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1515% 7/15/38 (b)(d)(f)		903,210	902,647
Fannie Mae:
sequential payer:
Series 2015-M1 Class A2, 2.532% 9/25/24		128,229	127,752
Series 2015-M10 Class A2, 3.092% 4/25/27		162,245	157,750
Series 2015-M13 Class A2, 2.7898% 6/25/25 (d)		34,996	34,354
Series 2015-M7 Class A2, 2.59% 12/25/24		196,520	194,782
Series 2016-M6 Class A2, 2.488% 5/25/26		204,002	197,300
Series 2016-M7 Class A2, 2.4994% 9/25/26		160,401	154,862
Series 2017-M3 Class A2, 2.547% 12/25/26 (d)		359,188	345,001
Series 2017-M5 Class A2, 3.0928% 4/25/29 (d)		505,652	482,367
Series 2017-M8 Class A2, 3.061% 5/25/27		228,898	222,017
Series 2018-M10 Class A2, 3.4689% 7/25/28 (d)		600,968	584,999
Series 2018-M2 Class A2, 3.0024% 1/25/28 (d)		780,152	751,605
Series 2018-M4 Class A2, 3.1587% 3/25/28 (d)		236,707	228,011
Series 2018-M7 Class A2, 3.1286% 3/25/28 (d)		797,455	769,806
Series 2019-M1 Class A2, 3.6613% 9/25/28 (d)		1,407,561	1,375,269
Series 2019-M12 Class A2, 2.885% 6/25/29 (d)		796,702	752,622
Series 2019-M7 Class A2, 3.143% 4/25/29		469,558	448,424
Series 2020-M38 Class 2A1, 1.594% 11/25/28		157,403	143,588
Series 2020-M50 Class A2, 1.2% 10/25/30		153,357	141,700
Series 2022-M2S Class A2, 3.8757% 8/25/32 (d)		412,499	395,893
Series 2015-M5 Class A1, 2.9577% 3/25/25 (d)		370,277	365,596
Series 2017-M1 Class A2, 2.4964% 10/25/26 (d)		220,909	212,530
Series 2017-T1 Class A, 2.898% 6/25/27		2,884,867	2,770,057
Series 2018-M14 Class A2, 3.7007% 8/25/28 (d)		1,005,738	983,073
Series 2018-M3 Class A2, 3.1711% 2/25/30 (d)		998,610	945,645
Series 2020-M38 Class X2, 2.0991% 11/25/28 (d)(p)		1,048,359	57,358
Series 2020-M50 Class X1, 1.9252% 10/25/30 (d)(p)		2,347,228	143,061
Series 2022-M10 Class A2, 2.0024% 1/25/32 (d)		9,000,000	7,655,044
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25		596,008	586,418
Series 2016-K054 Class A2, 2.745% 1/25/26		4,968,992	4,852,587
Series 2016-K152 Class A2, 3.08% 1/25/31		258,704	242,143
Series 2016-KS06 Class A2, 2.72% 7/25/26		294,893	286,540
Series 2017-K070 Class A2, 3.303% 11/25/27		3,276,848	3,198,752
Series 2017-KJ17 Class A2, 2.982% 11/25/25		139,973	138,260
Series 2018-K074 Class A2, 3.6% 1/25/28		5,600,000	5,504,062
Series 2018-W5FX Class AFX, 3.3361% 4/25/28 (d)		289,920	278,450
Series 2019-K098 Class A2, 2.425% 8/25/29		800,000	740,346
Series 2019-KJ26 Class A2, 2.606% 7/25/27		418,142	405,434
Series 2019-KS11 Class AFX2, 2.654% 6/25/29		1,462,765	1,364,567
Series 2020-1515 Class A2, 1.94% 2/25/35		1,053,190	837,816
Series 2020-K740 Class A2, 1.47% 9/25/27		3,100,000	2,862,658
Series 2022-K142 Class AM, 2.4% 3/25/32		643,616	566,136
Series 2022-K145 Class A2, 2.58% 5/25/32		546,050	486,103
Series 2022-K146:
Class A2, 2.92% 6/25/32		394,946	360,019
Class AM, 2.92% 7/25/32		380,318	345,075
Series 2022-K750 Class A2, 3% 9/25/29		7,300,000	6,940,924
Series 2023-K-153 Class A2, 3.82% 12/25/32		731,382	707,102
Series 2023-K751 Class A2, 4.412% 3/25/30		4,357,000	4,403,886
Series 2023-K752 Class A2, 4.284% 7/25/30		5,200,000	5,219,996
Series 2023-KJ48 Class A2, 5.028% 10/25/31		96,000	98,906
Series 2024-K517 Class A2, 5.355% 1/25/29		9,600,000	9,995,503
Series K065 Class A2, 3.243% 4/25/27		194,050	189,381
Series K069 Class A2, 3.187% 9/25/27		1,197,683	1,165,667
Series K071 Class A2, 3.286% 11/25/27		2,100,000	2,045,014
Series K072 Class A2, 3.444% 12/25/27		1,500,000	1,466,848
Series K073 Class A2, 3.35% 1/25/28		3,600,000	3,509,532
Series 2017-K068 Class A2, 3.244% 8/25/27		300,000	292,562
Series 2018-K075 Class A2, 3.65% 2/25/28		9,800,000	9,637,768
Series 2018-K081 Class A2, 3.9% 8/25/28		1,200,000	1,188,139
Series 2019-K095 Class X1, 1.0838% 6/25/29 (d)(p)		13,759,402	517,883
Series 2019-KC03 Class X1, 0.5957% 11/25/24 (d)		45,197,698	42,915
Series 2019-KL05 Class X1P, 1.0243% 6/25/29 (d)(p)		5,143,082	196,559
Series 2020-K106 Class X1, 1.4394% 1/25/30 (d)(p)		57,362,672	3,354,793
Series 2020-KX04 Class XFX, 1.7778% 1/25/34 (d)(p)		4,928,060	246,769
Series 2020-Q014 Class X, 2.7815% 10/25/55 (d)(p)		636,757	97,079
Series 2021-1520 Class X3, 3.1994% 4/25/39 (d)(p)		130,186	31,760
Series 2021-K128 Class X3, 2.8772% 4/25/31 (d)(p)		375,930	54,108
Series 2021-K741 Class X1, 0.6486% 12/25/27 (d)(p)		139,586,621	2,159,335
Series 2022 K748 Class A2, 2.26% 1/25/29		12,600,000	11,658,478
Series K047 Class A2, 3.329% 5/25/25		8,017,777	7,919,281
Series K076 Class A2, 3.9% 4/25/28		1,600,000	1,585,516
Series K077 Class A2, 3.85% 5/25/28		5,300,000	5,243,041
Series K084 Class A2, 3.78% 10/25/28		1,200,000	1,181,895
Freddie Mac Mscr Trust Mn7 floater Series 2023-MN7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 5.700% 11.0478% 9/25/43 (b)(d)(f)		1,030,000	1,091,827
Freddie Mac Multifamily Struct floater Series 2021-MN1 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.750% 9.0988% 1/25/51 (b)(d)(f)		893,281	905,522
Fremf 17-K68 Mortgage Trust Series 2017-K68 Class B, 3.9726% 10/25/49 (b)(d)		275,672	267,313
Fremf 2014-K40 Mtg Trust Series 2014-K40 Class C, 4.1623% 11/25/47 (b)(d)		249,898	248,800
Fremf 2015-K45 Mtg Trust Series 2015-K45 Class B, 3.7233% 4/25/48 (b)(d)		260,957	258,120
Fremf 2015-K46 Mtg Trust Series 2015-K46 Class C, 3.8207% 4/25/48 (b)(d)		103,710	102,181
Fremf 2015-K48 Mtg Trust Series 2015-K48:
Class B, 3.771% 8/25/48 (b)(d)		470,571	463,077
Class C, 3.771% 8/25/48 (b)(d)		515,000	505,243
Fremf 2015-K51 Mtg Trust Series 2015-K51 Class B, 4.0859% 10/25/48 (b)(d)		80,452	79,219
Fremf 2016-K55 Mortgage Trust Series 2016-K55 Class B, 4.3025% 4/25/49 (b)(d)		292,553	287,971
Fremf 2016-K56 Mortgage Trust Series 2016-K56 Class B, 4.0863% 6/25/49 (b)(d)		103,827	101,883
Fremf 2016-K58 Mortgage Trust Series 2016-K58 Class C, 3.8652% 9/25/49 (b)(d)		3,090,000	3,010,635
Fremf 2016-K59 Mtg Trust Series 2016-K59 Class B, 3.7003% 11/25/49 (b)(d)		137,909	134,195
Fremf 2017-K61 Mortgage Trust Series 2017-K61 Class C, 3.8218% 12/25/49 (b)(d)		156,369	150,679
Fremf 2017-K63 Mortgage Trust Series 2017-K63:
Class B, 4.0112% 2/25/50 (b)(d)		347,991	338,580
Class C, 4.0112% 2/25/50 (b)(d)		146,276	141,366
Fremf 2017-K727 Mortgage Trust Series 2017-K727 Class C, 3.7622% 7/25/24 (b)(d)		25,898	25,898
Fremf 2017-Kl1P Mortgage Trust Series 2017-KL1P Class BP, 3.4805% 10/25/25 (b)(d)		388,576	370,859
Fremf 2018-K733 Mtg Trust Series 2018-K733 Class B, 4.2058% 9/25/25 (b)(d)		384,000	378,403
Fremf 2018-K74 Mortgage Trust Series 2018-K74 Class B, 4.2302% 2/25/51 (b)(d)		292,553	285,877
Fremf 2018-K85 Mortgage Trust Series 2018-K85 Class C, 4.4639% 12/25/50 (b)(d)		1,000,000	964,711
Fremf 2018-Kbx1 Mtg Trust Series 2018-KBX1 Class C, 3.7296% 1/25/26 (b)(d)		219,414	203,053
Fremf 2018-Khg1 Mortgage Trust Series 2018-KHG1 Class C, 3.9515% 12/25/27 (b)(d)		971,831	892,785
Fremf 2018-Kl02 Mtg Trust Series 2018-KL2B Class CB, 3.8328% 1/25/25 (b)(d)		255,463	246,795
Fremf 2018-Kl03 Mortgage Trust Series 2018-KL3W Class CW, 4.2349% 8/25/25 (b)(d)		585,106	561,575
Fremf 2018-Ksl1 Mtg Trust Series 2018-KSL1 Class C, 3.9841% 11/25/25 (b)(d)		498,334	487,663
Fremf 2018-Kw06 Mtg Trust Series 2018-KW06:
Class C, 0% 6/25/28 (b)		365,011	277,969
Class X2A, 0.1% 6/25/28 (b)(p)		3,603,936	8,945
Class X2B, 0.1% 6/25/28 (b)(p)		486,684	1,510
Fremf 2018-Kw07 Mtg Trust Series 2018-KW07:
Class C, 10/25/31 (b)(q)		380,318	260,763
Class X2A, 0.1% 10/25/31 (b)(p)		4,328,970	9,924
Class X2B, 0.1% 10/25/31 (b)(p)		495,949	1,666
Fremf 2019-K736 Mtg Trust Series 2019-K736 Class B, 3.8845% 7/25/26 (b)(d)		905,000	882,330
Fremf 2019-K98 Mtg Trust Series 2019-K98 Class B, 3.8621% 10/25/52 (b)(d)		321,808	305,620
Fremf 2019-Kbf3 Mortgage Trust floater Series 2019-KBF3 Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.750% 10.2156% 1/25/29 (b)(d)(f)		454,267	435,481
Fremf 2019-Kl05 Mtg Trust Series 2019-KL05:
Class BHG, 4.5163% 2/25/29 (b)(d)		105,465	95,461
Class CHG, 4.37% 2/25/29 (b)		339,771	296,439
Fremf 2019-Kw10 Mortgage Trust Series 2019-KW10 Class B, 3.7549% 10/25/32 (b)(d)		268,271	244,856
FREMF Mortgage Trust floater Series 2018-KSW4 Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.450% 7.9156% 10/25/28 (d)(f)		3,949,698	3,748,802
Frr Re-Remic Trust 2018-C1:
sequential payer Series 2018-C1 Class AK43, 2.7979% 2/27/48 (b)(d)		146,276	142,889
Series 2018-C1 Class BK43, 2.6906% 2/27/48 (b)(d)		234,042	227,924
Gam Re-Remic Trust 2021-Frr1:
sequential payer Series 2021-FRR1 Class 2B, 0% 11/29/50 (b)(q)		3,400,000	2,680,921
Series 2021-FRR1 Class 1B, 0% 11/29/50 (b)		5,000,000	4,052,856
Gam Re-Remic Trust 2022-Frr3 Series 2022-FRR3 Class BK89, 1/27/52 (b)(q)		6,000,000	4,345,094
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
Series 2020-193 Class AC, 1.25% 9/16/62		1,422,285	1,066,043
Series 2021-14 Class AB, 1.34% 6/16/63		1,700,999	1,308,041
Series 2021-2 Class AH, 1.5% 6/16/63		4,005,971	3,084,928
Series 2021-21 Class AH, 1.4% 6/16/63		2,729,513	2,072,967
Series 2021-31 Class B, 1.25% 1/16/61		2,967,270	2,213,165
Series 2021-36 Class IO, 1.2884% 3/16/63 (d)		13,871,207	1,139,466
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer:
Series 2023-119 Class AD, 2.25% 4/16/65		99,115	81,715
Series 2023-50 Class AC, 3.25% 9/16/63 (d)		54,995	50,402
Series 2023-118 Class BA, 3.7474% 5/16/65 (d)		1,391,866	1,359,119
Great Wolf Trust floater Series 2024-WOLF Class A, CME Term SOFR 1 Month Index + 1.540% 6.8789% 3/15/39 (b)(d)(f)		100,000	99,563
GS Mortgage Securities Corp. II sequential payer Series 2005-ROCK Class A, 5.366% 5/3/32 (b)		5,100,000	5,036,291
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4015% 9/15/31 (b)(d)(f)		6,074,768	6,041,561
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(d)(f)		7,945,000	7,825,974
Class B, CME Term SOFR 1 Month Index + 1.260% 6.6015% 10/15/36 (b)(d)(f)		730,000	712,022
Class C, CME Term SOFR 1 Month Index + 1.660% 7.0015% 10/15/36 (b)(d)(f)		601,000	585,994
sequential payer:
Series 2015-GS1 Class A3, 3.734% 11/10/48		11,384,000	11,097,970
Series 2017-GS6 Class A2, 3.164% 5/10/50		476,294	454,167
Series 2018-GS10 Class A5, 4.155% 7/10/51		700,000	676,625
Series 2019-GC38 Class A4, 3.968% 2/10/52		909,839	870,568
Series 2019-GSA1 Class A4, 3.0479% 11/10/52		1,300,000	1,204,538
Series 2020-GC45 Class AAB, 2.8428% 2/13/53		900,000	857,175
Series 2020-GSA2 Class A4, 1.721% 12/12/53		4,940,000	4,198,773
Series 2023-SHIP Class A, 4.4664% 9/10/38 (b)(d)		4,140,000	4,073,011
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(d)		7,242,479	6,920,051
Series 2015-GC30 Class A3, 3.119% 5/10/50		1,883,924	1,862,715
Series 2015-GC34 Class XA, 1.3458% 10/10/48 (d)(p)		5,019,040	42,753
Series 2019-GC40 Class A3, 2.904% 7/10/52		2,000,000	1,816,611
Gs Mtg Securities Corp. Trust 2023-Fun floater sequential payer Series 2023-FUN Class B, CME Term SOFR 1 Month Index + 2.790% 8.1272% 3/15/28 (b)(d)(f)		1,400,000	1,401,290
Gs Mtg Securities Corp. Trust 2024-Rvr sequential payer Series 2024-RVR:
Class A, 5.3716% 8/10/29 (b)(d)		7,700,000	7,726,841
Class E, 7.7194% 8/10/29 (b)(d)		438,000	438,701
Gwt 2024-Wlf2 floater Series 2024-WLF2 Class A, CME Term SOFR 1 Month Index + 1.690% 7.0281% 5/15/41 (b)(d)(f)		811,000	809,226
Hilt Commercial Mortgage Trust:
floater Series 2024-ORL Class D, CME Term SOFR 1 Month Index + 3.180% 8.5258% 5/15/37 (b)(d)(f)		255,000	253,885
floater sequential payer Series 2024-ORL Class A, CME Term SOFR 1 Month Index + 1.540% 6.8781% 5/15/37 (b)(d)(f)		230,000	228,995
Hltn Commercial Mtg Trust 2024-Dplo floater sequential payer Series 2024-DPLO Class A, CME Term SOFR 1 Month Index + 1.640% 6.9784% 6/15/41 (b)(d)(f)		259,000	257,462
HONO 2021-Lulu Mortgage Trust floater Series 2021-LULU Class A, CME Term SOFR 1 Month Index + 1.260% 6.6015% 10/15/36 (b)(d)(f)		355,000	343,254
Htl Commercial Mortgage Trust:
sequential payer Series 2024-T53 Class A, 5.8756% 5/10/39 (b)(d)		100,000	101,294
Series 2024-T53 Class E, 10.6022% 5/10/39 (b)(d)		220,000	226,647
Independence Plaza Trust sequential payer Series 2018-INDP Class A, 3.763% 7/10/35 (b)		475,983	455,614
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (b)(d)(f)		8,682,000	8,690,139
J.P. Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9334% 4/15/37 (b)(d)(f)		4,686,142	4,498,917
Series 2022-NXSS Class A, CME Term SOFR 1 Month Index + 2.170% 7.5159% 9/15/39 (b)(d)(f)		31,000	31,019
Jp Morgan Chase Commercial Mor Series 2016-NINE Class B, 2.9492% 9/6/38 (b)(d)		300,000	281,420
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-PHH Class A, CME Term SOFR 1 Month Index + 1.250% 6.594% 6/15/35 (b)(d)(f)		484,543	424,360
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2015-C14 Class A5, 3.8218% 7/15/48		3,600,000	3,499,881
Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)		741,667	732,885
Series 2015-C30 Class A4, 3.5508% 7/15/48		1,195,435	1,178,934
Jpmcc Commercial Mortgage Security sequential payer Series 2017-JP6 Class A5, 3.4898% 7/15/50		5,000,000	4,738,106
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017 C5 Class A4, 3.414% 3/15/50		3,511,782	3,400,259
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9515% 9/15/29 (b)(d)(f)		2,447,207	2,300,721
Series 2021-MHC Class E, CME Term SOFR 1 Month Index + 2.810% 8.1515% 4/15/38 (b)(d)(f)		17,000	16,885
sequential payer Series 2018-AON Class A, 4.1283% 7/5/31 (b)		1,700,000	1,545,705
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)		2,700,000	2,466,954
Class CFX, 4.9498% 7/5/33 (b)		919,000	710,007
Class DFX, 5.3503% 7/5/33 (b)		1,414,000	1,024,707
Class XAFX, 1.2948% 7/5/33 (b)(d)(p)		10,000,000	197,916
Series 2019-COR4 Class A3, 3.7629% 3/10/52		5,400,000	5,138,333
Series 2021-MHC Class XCP, 0% 4/15/38 (b)(d)(e)(p)		164,060,500	164
Jw Commercial Mortgage Trust 2:
floater Series 2024-MRCO Class D, CME Term SOFR 1 Month Index + 3.180% 8.5275% 6/15/39 (b)(d)(f)		207,000	206,483
floater sequential payer Series 2024-MRCO Class A, CME Term SOFR 1 Month Index + 1.620% 6.9598% 6/15/39 (b)(d)(f)		267,000	266,333
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT:
Class A, CME Term SOFR 1 Month Index + 2.290% 7.6271% 12/15/36 (b)(d)(f)		300,000	300,844
Class D, CME Term SOFR 1 Month Index + 4.280% 9.6242% 12/15/36 (b)(d)(f)		857,000	859,141
LBA Trust:
floater Series 2024-BOLT Class F, CME Term SOFR 1 Month Index + 4.430% 9.7739% 6/15/26 (b)(d)(f)		99,000	97,253
floater sequential payer Series 2024-BOLT Class A, CME Term SOFR 1 Month Index + 1.590% 6.928% 6/15/26 (b)(d)(f)		610,000	609,238
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(d)(f)		12,656,000	12,381,777
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1308% 5/15/39 (b)(d)(f)		6,596,000	6,316,210
Class C, CME Term SOFR 1 Month Index + 2.090% 7.43% 5/15/39 (b)(d)(f)		3,893,000	3,663,507
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8788% 5/15/39 (b)(d)(f)		3,460,000	3,225,140
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(d)(f)		3,769,767	3,700,495
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3315% 3/15/38 (b)(d)(f)		1,326,120	1,293,904
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5515% 3/15/38 (b)(d)(f)		834,377	811,248
MCR 2024-HTL Mortgage Trust floater Series 2024-HTL Class E, CME Term SOFR 1 Month Index + 4.650% 9.9913% 2/15/37 (b)(d)(f)		105,318	104,562
MCR Mortgage Trust:
sequential payer Series 2024-TWA:
Class A, 5.924% 6/12/39 (b)		170,000	172,856
Class E, 8.725% 6/12/39 (b)		142,000	143,677
Series 2024-TWA Class XA, 0.92% 6/12/39 (b)(p)		783,000	15,135
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 7/15/38 (b)(d)(f)		200,000	197,813
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.5524% 4/15/38 (b)(d)(f)		4,550,906	4,505,397
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0524% 4/15/38 (b)(d)(f)		598,814	585,362
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48		3,030,143	3,009,805
Series 2016-C28 Class A3, 3.272% 1/15/49		3,302,603	3,233,689
Series 2015-C25:
Class A4, 3.372% 10/15/48		2,800,000	2,755,360
Class XA, 1.1751% 10/15/48 (d)(p)		8,854,970	49,507
Series 2015-C26 Class A4, 3.252% 10/15/48		3,200,000	3,162,751
Series 2016-C32 Class A3, 3.459% 12/15/49		8,677,804	8,446,104
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49		13,840,000	13,222,694
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.234% 8/15/33 (b)(d)(f)		4,512,912	3,684,116
Series 2019-PLND Class A, CME Term SOFR 1 Month Index + 1.110% 6.4515% 5/15/36 (b)(d)(f)		400,000	275,000
floater sequential payer Series 2019-NUGS Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 12/15/36 (b)(d)(f)		5,200,000	4,214,994
sequential payer:
Series 2014-150E Class A, 3.912% 9/9/32 (b)		520,000	445,952
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		13,482,000	12,910,940
Series 2021-L6 Class A3, 2.196% 6/15/54		7,000,000	6,017,667
Series 2015-UBS8 Class A3, 3.54% 12/15/48		2,233,746	2,196,214
Series 2016-UB12 Class A3, 3.337% 12/15/49		1,966,999	1,905,936
Series 2018-H4 Class A4, 4.31% 12/15/51		3,837,000	3,740,343
Series 2019-H6 Class D, 3% 6/15/52 (b)(e)		17,000	12,758
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)		1,558,000	1,476,427
Class C, 3.283% 11/10/36 (b)(d)		1,495,000	1,394,301
Class D, 3.283% 11/10/36 (b)(d)		2,340,000	2,147,284
Series 2021-L6 Class XA, 1.3148% 6/15/54 (d)(p)		12,097,872	610,747
Morgan Stanley Capital I Trust 2017-A floater Series 2017-ASHF:
Class B, CME Term SOFR 1 Month Index + 1.250% 6.884% 11/15/34 (b)(d)(f)		890,000	883,510
Class G, CME Term SOFR 1 Month Index + 7.190% 12.534% 11/15/34 (b)(f)		14,000	13,891
MRCD Mortgage Trust Series 2019-PARK:
Class E, 2.7175% 12/15/36 (b)		600,000	372,306
Class F, 2.7175% 12/15/36 (b)		1,228,000	712,743
Mscr 2021-Minnesota3 M1 floater Series 2021-MN3:
Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.300% 7.6488% 11/25/51 (b)(d)(f)		105,908	104,232
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 4.000% 9.3488% 11/25/51 (b)(d)(f)		1,605,728	1,563,472
Mscr 2022-Minnesota4 M2 floater Series 2022-MN4 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.500% 11.8488% 5/25/52 (b)(d)(f)		182,845	195,339
MSWF Commercial Mortgage Trust:
sequential payer Series 2023-2 Class A5, 6.014% 12/15/56		30,514	33,138
Series 2023-2 Class XA, 0.9071% 12/15/56 (d)(p)		2,223,728	142,905
MTN Commercial Mortgage Trust:
floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 4.280% 9.6291% 3/15/39 (b)(d)(f)		7,000,000	6,650,357
floater sequential payer Series 2022-LPFL Class A, CME Term SOFR 1 Month Index + 1.390% 6.7369% 3/15/39 (b)(d)(f)		100,000	99,188
Multi-family1 2021-W10X floater Series 2021-W10:
Class A, CME Term SOFR 1 Month Index + 1.070% 6.4073% 12/15/34 (b)(d)(f)		480,000	473,627
Class B, CME Term SOFR 1 Month Index + 1.370% 6.7073% 12/15/34 (b)(d)(f)		400,000	391,778
Multifamily Conn Ave Securities Trust 2:
floater:
Series 2020-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.860% 9.2133% 3/25/50 (b)(d)(f)		4,715,751	4,715,796
Series 2023-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 6.500% 11.8488% 11/25/53 (b)(d)(f)		3,525,000	3,898,362
Series 2019-01 Class M10, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 3.360% 8.7133% 10/25/49 (b)(d)(f)		4,405,115	4,405,123
NJ Trust 2023-GSP sequential payer Series 2023-GSP Class A, 6.6968% 1/6/29 (b)(d)		143,000	150,409
Nw Re-Remic Trust 2021-Frr1 Series 2021-FRR1 Class BK88, 2.6438% 12/18/51 (b)(d)		267,686	218,140
Nyc 2024-3Elv floater Series 2024-3ELV Class A, CME Term SOFR 1 Month Index + 1.990% 7.3278% 8/15/29 (b)(d)(f)		100,000	100,000
One Bryant Pk Trust 2019-OBP sequential payer Series 2019-OBP Class A, 2.5164% 9/15/54 (b)		4,690,000	4,132,045
One Market Plaza Trust 2017-1M Series 2017-1MKT Class D, 4.1455% 2/10/32 (b)		100,000	85,409
ONE Mortgage Trust floater Series 2021-PARK:
Class D, CME Term SOFR 1 Month Index + 1.610% 6.9515% 3/15/36 (b)(d)(f)		4,133,000	3,907,716
Class E, CME Term SOFR 1 Month Index + 1.860% 7.2015% 3/15/36 (b)(d)(f)		2,326,000	2,179,649
One New York Plaza Trust 2020-:
floater Series 2020-1NYP:
Class AJ, CME Term SOFR 1 Month Index + 1.360% 6.7015% 1/15/36 (b)(d)(f)		117,000	109,086
Class B, CME Term SOFR 1 Month Index + 1.610% 6.9515% 1/15/36 (b)(d)(f)		100,000	92,687
floater sequential payer Series 2020-1NYP Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 1/15/36 (b)(d)(f)		311,000	296,255
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(d)(f)		3,886,409	3,920,415
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(d)(f)		2,179,085	2,187,234
Pga Trust 2024-Rsr2 floater sequential payer Series 2024-RSR2 Class A, CME Term SOFR 1 Month Index + 1.890% 7.2278% 6/15/39 (b)(d)(f)		120,000	119,550
Rfm Reremic Trust 2022-Frr1 Series 2022-FRR1 Class BK64, 1.7% 3/1/50 (b)(d)		4,000,000	3,419,467
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2515% 4/15/36 (b)(d)(f)		1,900,000	1,880,330
Sbalr Commercial Mortgage 2020:
sequential payer Series 2020-RR1 Class A3, 2.825% 2/13/53 (b)		1,067,989	905,761
Series 2020-RR1 Class XA, 1.3609% 2/13/53 (b)(d)(p)		1,775,776	90,674
Sdal Trust 2024-Dal floater Series 2024-DAL Class A, CME Term SOFR 1 Month Index + 1.640% 6.9777% 4/15/37 (b)(d)(f)		100,000	99,002
Series Rr 2015-1 Trust Series 2015-1 Class B, 4/26/48 (b)(q)		555,850	530,581
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(d)		740,000	631,238
Class A2A, 3.659% 1/5/43 (b)(d)		9,930,000	8,819,139
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/39 (b)(d)		72,000	58,363
SMRT Commercial Mortgage Trust floater Series 2022 MINI Class D, CME Term SOFR 1 Month Index + 1.950% 7.287% 1/15/39 (b)(d)(f)		1,820,000	1,765,461
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3369% 2/15/39 (b)(d)(f)		1,890,000	1,849,996
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9869% 2/15/39 (b)(d)(f)		983,000	955,461
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.028% 7/15/36 (b)(d)(f)		3,980,000	3,934,918
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(d)(f)		10,584,817	10,455,815
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(d)(f)		4,052,314	4,001,722
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7804% 11/15/38 (b)(d)(f)		2,516,550	2,478,847
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0296% 11/15/38 (b)(d)(f)		1,653,459	1,620,390
Series 2021-MFP2 Class C, CME Term SOFR 1 Month Index + 1.480% 6.8222% 11/15/36 (b)(d)(f)		235,000	231,328
SUMIT Mortgage Trust sequential payer Series 2022-BVUE Class A, 2.789% 2/12/41 (b)		340,000	270,827
Taubman Centers Commercial Mor floater Series 2022-DPM Class A, CME Term SOFR 1 Month Index + 2.180% 7.5229% 5/15/37 (b)(d)(f)		1,400,000	1,402,625
THPT Mortgage Trust sequential payer Series 2023-THL Class A, 7.2271% 12/10/34 (b)(d)		100,000	102,442
TPGI Trust floater Series 2021-DGWD Class E, CME Term SOFR 1 Month Index + 2.460% 7.8045% 6/15/26 (b)(d)(f)		148,800	147,160
Tysn 2023-Crnr sequential payer Series 2023-CRNR Class A, 6.7991% 12/10/33 (b)(d)		100,000	105,143
UBS Commercial Mortgage Trust:
sequential payer:
Series 2018-C12:
Class A2, 4.1519% 8/15/51		628,776	620,894
Class A5, 4.2962% 8/15/51		3,000,000	2,913,152
Series 2019-C17 Class A3, 2.6686% 10/15/52		1,064,957	959,936
Series 2017-C1 Class A3, 3.283% 11/15/50		5,500,000	5,255,790
Ubs Commercial Mortgage Trust Series 2017-C4 Class A/S, 3.836% 10/15/50		1,690,000	1,583,206
UBS Commercial Mortgage Trust:
Series 2017-C7 Class XA, 1.1325% 12/15/50 (d)(p)		13,579,878	355,288
Series 2018-C13 Class A3, 4.0694% 10/15/51		5,542,499	5,421,514
Uk Logistics 2024-1 Dac floater Series 2024-1X Class A, SONIA O/N DEPOSIT RATES SWAP + 1.650% 6.63% 5/17/34 (d)(f)	GBP	100,000	131,592
Velocity Commercial Capital Ln Trust 2020-1 sequential payer Series 2020-1 Class AFX, 2.61% 2/25/50 (b)		155,224	141,808
Velocity Commercial Capital Lo:
Series 2022-4 Class M4, 7.5235% 8/25/52 (b)(d)		82,925	77,504
Series 2023-1 Class A, 6.55% 1/25/54 (b)		349,699	354,975
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)		3,760,000	3,073,642
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)		300,000	244,931
Class X, 0.5162% 10/10/42 (b)(d)(p)		8,700,000	189,697
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.482% 7/20/32 (b)(d)(f)		500,000	500,082
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(d)(f)		1,200,000	1,196,870
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(d)(f)		4,700,000	4,687,744
Wells Fargo Commercial Mortgag:
sequential payer:
Series 2024-1CHI Class A, 5.4844% 7/15/35 (b)(d)		137,000	137,167
Series 2024-BPRC:
Class B, 6.2153% 7/15/43 (b)		415,000	430,204
Class C, 6.4319% 7/15/43 (b)		264,000	270,921
Class D, 7.0816% 7/15/43 (b)		110,000	111,095
Series 2024-BPRC Class X, 0.3123% 7/15/43 (b)(d)		3,278,000	32,731
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (b)(d)(f)		4,470,000	4,356,124
sequential payer:
Series 2015-C30 Class A4, 3.664% 9/15/58		222,281	218,525
Series 2015-P2 Class A3, 3.541% 12/15/48		6,744,147	6,635,162
Series 2016-C34 Class A4, 3.096% 6/15/49		6,124,000	5,888,579
Series 2019-C54 Class ASB, 3.063% 12/15/52		2,700,000	2,596,636
Series 2021-C59 Class A4, 2.343% 4/15/54		5,000,000	4,310,695
Series 2021-C61 Class A3, 2.406% 11/15/54		7,300,000	6,342,940
Series 2015-C31 Class XA, 1.0985% 11/15/48 (d)(p)		6,095,372	41,534
Series 2017-C38 Class A/S, 3.665% 7/15/50		1,110,000	1,056,704
Series 2017-C42 Class XA, 1.004% 12/15/50 (d)(p)		33,880,462	780,240
Series 2018-C46 Class XA, 1.0782% 8/15/51 (d)(p)		11,480,016	262,726
Series 2019-C49 Class D, 3% 3/15/52 (b)		21,000	17,014
Series 2019-C50 Class XA, 1.4037% 5/15/52 (d)(p)		9,075,039	431,085
Wells Fargo Commercial Mtg Trust 2018-1 Series 2018-1745 Class A, 3.8737% 6/15/36 (b)(d)		400,000	356,800
Wells Fargo Commercial Mtg Trust 2022-O sequential payer Series 2022-ONL Class A, 3.862% 12/15/39 (b)		900,000	833,859
Wells Fargo Commercial Mtg Trust 2024-5 sequential payer Series 2024-5C1 Class A3, 5.928% 7/15/57		1,900,000	1,985,794
WF-RBS Commercial Mortgage Trust:
Series 2013-C11 Class D, 4.1974% 3/15/45 (b)(d)		194,255	155,243
Series 2014-C24 Class XA, 0.9584% 11/15/47 (d)(p)		3,353,520	84
Worldwide Plaza Trust sequential payer Series 2017-WWP Class A, 3.5263% 11/10/36 (b)		609,592	423,667
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,253,836,797)			1,212,690,150

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	90,000	121,858
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	3,265,000	3,705,440
Series 2010 S1, 7.043% 4/1/50	400,000	497,535
California Gen. Oblig.:
Series 2009:
7.5% 4/1/34	205,000	244,970
7.55% 4/1/39	290,000	361,323
Series 2018, 4.6% 4/1/38	530,000	523,306
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	48,728
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 A, 4.087% 11/1/51	1,010,000	877,322
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	77,908
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Proj.) Series 2024, 12%, tender 7/15/28 (b)(d)(s)	250,000	266,788
Florida State Board Administration Fin. Corp. Series 2024 A, 5.526% 7/1/34	1,500,000	1,555,504
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.637% 4/1/57	210,000	236,586
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B1, 3.85% 6/1/50	85,000	80,158
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	1,562,353	1,571,725
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	267,971
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34	500,000	403,237
2.163% 5/15/35	500,000	397,181
Louisiana Gas & Fuel Tax Rev. Series 2022 A, 2.952% 5/1/41	5,270,000	4,199,213
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	156,492
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	461,519
Michigan State Univ. Revs. Series 2022 A, 4.165% 8/15/22	2,810,000	2,275,481
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	2,070,000	2,527,950
Series 2010 A, 7.102% 1/1/41	855,000	1,014,587
Series 2021 B:
1.963% 1/1/32	1,000,000	849,271
2.113% 1/1/33	1,050,000	879,433
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2010 EE, 6.011% 6/15/42	70,000	76,239
Series 2011 CC, 5.882% 6/15/44	320,000	341,884
New York City Transitional Fin. Auth. Rev.:
Series 2021 E3, 1.97% 2/1/33	2,015,000	1,664,094
Series 2023 F3:
5.13% 2/1/35	750,000	773,161
5.15% 2/1/36	750,000	770,836
Series A5, 2.69% 5/1/33	2,015,000	1,755,931
New York Metropolitan Trans. Auth. Rev.:
Series 2010 A, 6.668% 11/15/39	380,000	424,503
Series 2010 E, 6.814% 11/15/40	30,000	33,612
New York State Dorm. Auth. Series 2009 F, 5.628% 3/15/39	990,000	1,030,279
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	138,455
Series 2011 A, 4.8% 6/1/11	1,503,000	1,406,967
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	515,000	467,338
Series 165, 5.647% 11/1/40	240,000	259,487
Series 180, 4.96% 8/1/46	80,000	78,335
Series 68, 4.926% 10/1/51	70,000	70,167
Port Beaumont Navigation District (Jefferson Gulf Coast Energy Proj.) Series 2024 B, 10% 7/1/26 (b)	475,000	485,524
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	731,812
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.808% 2/1/41	230,000	245,858
Texas Gen. Oblig. Series 2009 A, 5.517% 4/1/39	340,000	363,334
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	390,000	330,802
Univ. of California Regents Med. Ctr. Pool Rev. Series 2022 Q, 4.563% 5/15/53	875,000	816,321
Univ. of California Revs.:
Series 2012 AD, 4.858% 5/15/12	130,000	119,888
Series 2015 J, 4.131% 5/15/45	1,750,000	1,623,125
Univ. of Michigan Rev.:
Series 2020 B, 2.437% 4/1/40	1,050,000	804,179
Series 2022 A, 4.454% 4/1/22	4,790,000	4,194,447
Series 2022 B, 3.504% 4/1/52	1,080,000	868,532
Univ. of Minnesota Gen. Oblig. Series 2022, 4.048% 4/1/52	1,060,000	938,146
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	1,520,000	1,018,613
TOTAL MUNICIPAL SECURITIES (Cost $51,749,538)		45,433,355

Foreign Government and Government Agency Obligations - 0.4%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (b)		200,000	191,188
8.75% 4/14/32(Reg. S)		200,000	181,626
Arab Republic of Egypt:
7.3% 9/30/33(Reg. S)		200,000	164,000
7.6003% 3/1/29(Reg. S)		300,000	282,188
7.625% 5/29/32(Reg. S)		300,000	256,875
8.5% 1/31/47(Reg. S)		300,000	232,031
8.875% 5/29/50(Reg. S)		300,000	238,406
Bahrain Kingdom 5.45% 9/16/32 (b)		200,000	189,938
Belgian Kingdom 3.3% 6/22/54 (Reg. S) (b)	EUR	3,805,940	4,099,575
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		1,592,000	1,581,556
Brazilian Federative Republic:
4.75% 1/14/50		400,000	303,832
6% 10/20/33		500,000	500,650
6.125% 3/15/34		1,990,000	2,012,626
7.125% 5/13/54		488,000	499,722
10% 1/1/29	BRL	6,500,000	1,075,349
10% 1/1/33	BRL	4,500,000	714,849
10% 1/1/35	BRL	38,000,000	5,941,953
Canadian Government:
2.75% 6/1/33	CAD	380,000	274,145
3% 6/1/34	CAD	220,000	161,046
Colombian Republic:
3.125% 4/15/31		209,000	170,858
8% 4/20/33		200,000	213,100
8% 11/14/35		1,550,000	1,644,550
8.75% 11/14/53		2,673,000	2,908,090
10.375% 1/28/33		1,360,000	1,630,178
Costa Rican Republic:
6.55% 4/3/34(Reg. S)		200,000	210,688
7.3% 11/13/54 (b)		285,000	308,601
Dominican Republic:
4.5% 1/30/30 (b)		600,000	568,326
5.5% 2/22/29 (b)		2,662,000	2,665,328
5.5% 2/22/29(Reg. S)		161,000	161,201
5.95% 1/25/27 (b)		1,100,000	1,109,625
6% 7/19/28 (b)		1,429,000	1,456,694
6% 2/22/33 (Reg. S)		157,000	158,619
6.4% 6/5/49(Reg. S)		450,000	450,846
7.05% 2/3/31(Reg. S)		500,000	535,250
7.45% 4/30/44		100,000	111,719
Export Credit Bank of Turkey 9.375% 1/31/26 (b)		200,000	209,250
Finance Department Government of Sharjah:
6.125% 3/6/36 (b)		390,000	398,897
6.5% 11/23/32 (b)		202,000	214,752
French Government 3% 5/25/54(Reg. S) (b)	EUR	1,959,940	1,955,783
German Federal Republic:
1% 5/15/38(Reg. S) (j)	EUR	2,075,000	1,898,601
2.1% 11/15/29(Reg. S)	EUR	1,600,000	1,761,732
2.5% 7/4/44	EUR	2,035,000	2,229,327
3.25% 7/4/42	EUR	2,800,000	3,395,214
Guatemalan Republic:
3.7% 10/7/33 (Reg. S)		747,000	635,884
6.6% 6/13/36 (b)		200,000	208,602
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	1,175,551
2.125% 9/22/31 (b)		580,000	477,630
7.625% 3/29/41		2,300,000	2,716,875
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	3,151,944
3.05% 3/12/51		870,000	621,506
3.4% 9/18/29		420,000	399,656
3.5% 1/11/28		6,300,000	6,128,719
3.75% 6/14/28 (Reg. S)	EUR	2,000,000	2,228,486
4.65% 9/20/32		1,975,000	1,975,000
Israeli State:
5.5% 3/12/34		200,000	199,850
5.75% 3/12/54		783,000	751,680
Istanbul Metropolitan Municipality 10.5% 12/6/28 (b)		200,000	218,000
Ivory Coast:
5.25% 3/22/30(Reg. S)	EUR	1,138,000	1,184,827
5.875% 10/17/31(Reg. S)	EUR	2,209,000	2,273,855
6.125% 6/15/33(Reg. S)		600,000	548,438
Japan Government:
0.005% 2/1/25	JPY	483,250,000	3,303,382
1.8% 3/20/54	JPY	393,600,000	2,511,335
2.2% 6/20/54	JPY	162,400,000	1,132,352
Jordanian Kingdom 7.375% 10/10/47(Reg. S)		200,000	181,500
Mongolia Government 8.65% 1/19/28(Reg. S)		200,000	211,125
Moroccan Kingdom 6.5% 9/8/33(Reg. S)		200,000	213,518
Ontario Province 4.15% 6/2/34	CAD	1,900,000	1,444,897
Panamanian Republic:
2.252% 9/29/32		480,000	359,280
3.16% 1/23/30		1,020,000	885,360
3.298% 1/19/33		8,600,000	6,975,890
3.875% 3/17/28		720,000	680,400
4.3% 4/29/53		615,000	420,316
4.5% 4/16/50		400,000	284,240
4.5% 4/1/56		680,000	474,089
7.875% 3/1/57		200,000	219,126
Peruvian Republic:
2.783% 1/23/31		772,000	682,545
2.844% 6/20/30		800,000	723,200
3.55% 3/10/51		560,000	418,425
4.125% 8/25/27		200,000	197,308
5.375% 2/8/35		800,000	812,800
5.875% 8/8/54		2,600,000	2,710,500
Philippine Republic:
3% 2/1/28		1,130,000	1,079,856
3.2% 7/6/46		590,000	438,813
5.6% 5/14/49		520,000	549,575
Polish Government:
5.125% 9/18/34		300,000	307,707
5.5% 3/18/54		2,370,000	2,425,268
Quebec Province 4.45% 9/1/34	CAD	2,800,000	2,176,921
Republic of Benin 7.96% 2/13/38 (b)		200,000	191,438
Republic of Nigeria:
6.5% 11/28/27(Reg. S)		500,000	465,625
7.143% 2/23/30(Reg. S)		200,000	180,938
7.375% 9/28/33 (b)		500,000	418,125
7.625% 11/21/25(Reg. S)		200,000	200,375
Republic of Paraguay:
4.95% 4/28/31 (Reg. S)		650,000	642,281
5.4% 3/30/50(Reg. S)		819,000	750,171
5.6% 3/13/48(Reg. S)		400,000	375,252
6% 2/9/36 (b)		510,000	531,996
Republic of Senegal 6.75% 3/13/48(Reg. S)		200,000	148,750
Republic of Serbia:
1.5% 6/26/29 (b)	EUR	1,790,000	1,730,714
1.5% 6/26/29 (Reg. S)	EUR	3,203,000	3,096,915
1.65% 3/3/33 (b)	EUR	671,000	574,140
1.65% 3/3/33(Reg. S)	EUR	183,000	156,584
3.125% 5/15/27 (b)	EUR	1,458,000	1,564,080
3.125% 5/15/27 (Reg. S)	EUR	5,297,000	5,682,397
6% 6/12/34 (b)		500,000	506,438
6.25% 5/26/28 (b)		995,000	1,023,917
Romanian Republic:
3% 2/14/31 (Reg. S)		814,000	699,853
3.875% 10/29/35 (b)	EUR	125,000	118,399
5% 9/27/26 (b)	EUR	2,800,000	3,172,498
5.625% 5/30/37 (b)	EUR	1,800,000	1,938,107
6.375% 1/30/34 (b)		228,000	234,413
7.125% 1/17/33(Reg. S)		100,000	108,219
7.625% 1/17/53 (b)		100,000	112,113
South African Republic:
4.85% 9/30/29		211,000	201,353
5.875% 4/20/32		700,000	680,771
7.3% 4/20/52		500,000	481,250
Sultanate of Oman:
5.625% 1/17/28 (Reg. S)		575,000	587,039
7% 1/25/51 (b)		800,000	893,750
7% 1/25/51(Reg. S)		200,000	223,438
Turkish Republic:
7.625% 5/15/34		693,000	720,720
9.875% 1/15/28		200,000	222,750
Ukraine Government:
0% 2/1/30 (b)(t)		38,324	16,192
0% 2/1/34 (b)(t)		143,213	44,038
0% 2/1/35 (b)(t)		121,026	48,410
0% 2/1/36 (b)(t)		100,854	39,938
1.75% 2/1/29 (b)(g)		297,080	176,763
1.75% 2/1/34 (b)(g)		196,620	86,021
1.75% 2/1/35 (b)(g)		97,020	41,719
1.75% 2/1/36 (b)(g)		110,880	47,124
United Kingdom, Great Britain and Northern Ireland:
3.75% 10/22/53(Reg. S)	GBP	2,700,000	3,108,699
4.375% 7/31/54(Reg. S)	GBP	10,222,500	13,019,164
United Mexican States:
2.659% 5/24/31		4,695,000	3,987,816
3.5% 2/12/34		2,141,000	1,803,793
4.15% 3/28/27		275,000	271,477
4.28% 8/14/41		400,000	322,750
4.5% 4/22/29		2,920,000	2,859,790
4.5% 1/31/50		900,000	705,375
4.75% 3/8/44		206,000	171,624
6.05% 1/11/40		1,600,000	1,602,000
6.338% 5/4/53		200,000	196,438
6.35% 2/9/35		2,492,000	2,590,123
7.75% 11/23/34	MXN	80,100,000	3,566,680
8.5% 3/1/29	MXN	17,000,000	825,248
8.5% 5/31/29	MXN	34,000,000	1,649,374
Uruguay Republic:
4.375% 10/27/27		150,000	150,957
5.1% 6/18/50		280,000	277,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $172,917,037)			168,229,237

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 5% 1/24/29		745,000	763,498
European Investment Bank:
0.625% 1/22/29 (Reg. S)	EUR	3,600,000	3,671,472
3% 11/15/28 (Reg. S)	EUR	1,950,000	2,197,217
European Union:
0% 10/4/28 (Reg. S)	EUR	670,000	668,184
2.5% 10/4/52 (Reg. S)	EUR	505,000	474,065
3% 3/4/53 (Reg. S)	EUR	4,586,973	4,750,759
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $11,935,650)			12,525,195

Common Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (e)	104,255	332,573
Intelsat Emergence SA (e)	75,805	3,134,537
		3,467,110
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (e)	9,092	100,830
Cano Health, Inc. warrants (e)(u)	279	1,016
		101,846
TOTAL COMMON STOCKS (Cost $3,232,142)		3,568,956

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (e) (Cost $180,973)	10,979	114,511

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8014% 8/15/28 (Aa) (d)(f)	140,415	106,424
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.320% 9.4967% 3/9/27 (Aa) (d)(f)	191,889	177,896
		284,320
Entertainment - 0.0%
Showtime Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8/13/31 (Aa) (f)(v)	235,455	234,278
Interactive Media & Services - 0.0%
Delivery Hero Finco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 12/7/29 (Aa) (f)(v)	87,494	87,422
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 7/8/31 (Aa) (d)(f)	5,000	4,990
		92,412
Media - 0.0%
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9514% 4/15/27 (Aa) (d)(f)	395,204	332,169
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8369% 1/18/28 (Aa) (d)(f)	98,500	93,821
Diamond Sports Group LLC:
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% (Aa) (c)(f)	3,283,417	41,043
term loan 10% 8/2/27 (Aa)	499,968	637,460
Virgin Media Bristol LLC Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9514% 1/31/28 (Aa) (d)(f)	500,000	482,290
		1,586,783
Wireless Telecommunication Services - 0.0%
CCI Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 4.75% 12/17/27 (Aa) (d)(f)	130,568	130,731
Digicel International Finance Ltd. Tranche B, term loan CME Term SOFR 1 Month Index + 0.000% 12.0627% 5/29/27 (Aa) (d)(f)	858,567	841,035
Telenet Financing USD LLC Tranche AR, term loan CME Term SOFR 1 Month Index + 2.000% 7.4531% 4/30/28 (Aa) (d)(f)	111,723	108,511
		1,080,277
TOTAL COMMUNICATION SERVICES		3,278,070
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Tenneco, Inc. Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 11/17/28 (Aa) (f)(v)	1,106,574	1,054,610
Broadline Retail - 0.0%
Buzz Merger Sub Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 2.9586% 1/29/27 (Aa) (d)(f)	117,180	116,082
Peer Holding Iii BV Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3288% 6/23/31 (Aa) (d)(f)	255,420	256,059
Stubhub Holdco Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/12/30 (Aa) (f)(v)	79,382	79,018
		451,159
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7/31/28 (Aa) (f)(v)	87,645	87,727
Pre-Paid Legal Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/15/28 (Aa) (f)(v)	135,509	135,471
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (Aa) (d)(f)	1,173,189	993,105
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5/29/25 (Aa) (f)(v)	288,705	288,676
		1,504,979
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 9/23/30 (Aa) (d)(f)	232,912	230,911
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2061% 3/15/28 (Aa) (d)(f)	407,547	408,158
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0967% 5/3/29 (Aa) (d)(f)	209,093	209,703
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 12/30/26 (Aa) (d)(f)	260,000	236,340
		1,085,112
Household Durables - 0.0%
Sunset Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/6/28 (Aa) (f)(v)	25,000	18,764
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 4/15/28 (Aa) (d)(f)	1,202,602	982,502
TOTAL CONSUMER DISCRETIONARY		5,097,126
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
City Brewing Co. LLC 1LN, term loan:
CME Term SOFR 3 Month Index + 3.500% 4/5/28 (Aa) (f)(v)	137,147	115,203
CME Term SOFR 3 Month Index + 3.500% 4/5/28 (Aa) (f)(v)	217,866	142,974
CME Term SOFR 3 Month Index + 6.250% 4/5/28 (Aa) (f)(v)	57,093	53,667
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6846% 1/24/29 (Aa) (d)(f)	1,544,859	1,333,816
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4346% 1/24/30 (Aa) (d)(f)	274,373	201,837
		1,847,497
Consumer Staples Distribution & Retail - 0.0%
United Natural Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 5/1/31 (Aa) (f)(v)	232,736	233,318
Personal Care Products - 0.0%
Prestige Brands, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 2.5% 7/1/28 (Aa) (d)(f)	79,545	79,562
TOTAL CONSUMER STAPLES		2,160,377
FINANCIALS - 0.0%
Capital Markets - 0.0%
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0594% 4/9/27 (Aa) (d)(f)	553,422	548,956
Hudson River Trading LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 3/18/28 (Aa) (f)(v)	345,536	345,007
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9582% 1/26/28 (Aa) (d)(f)	229,369	229,470
		1,123,433
Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3115% 6/22/28 (Aa) (d)(f)	263,882	264,790
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7477% 8/1/31 (Aa) (d)(f)	72,321	72,372
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (Aa) (d)(f)	175,000	173,287
TransUnion LLC Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 6/6/31 (Aa) (d)(f)	197,706	197,706
		708,155
Insurance - 0.0%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 2/16/27 (Aa) (f)(v)	409,533	406,241
Asurion LLC Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 12/23/26 (Aa) (d)(f)	734,593	730,964
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/20/30 (Aa) (d)(f)	148,045	148,107
		1,285,312
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 2.6536% 4/23/26 (Aa) (d)(f)	483,503	473,832
TOTAL FINANCIALS		3,590,732
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/10/27 (Aa) (f)(v)	266,936	263,006
Carestream Dental Equipment In 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 9/3/24 (Aa) (f)(v)	230,610	220,233
Carestream Dental, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 11/23/28 (Aa) (f)(v)	70,270	66,475
		549,714
Health Care Providers & Services - 0.0%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (Aa) (d)(e)(f)	53,322	53,189
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (Aa) (d)(f)	731,061	661,303
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0816% 7/1/31 (Aa) (d)(f)	606,223	590,310
Star Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9/28/30 (Aa) (f)(v)	162,239	161,095
		1,465,897
Health Care Technology - 0.0%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/15/29 (Aa) (d)(f)	187,279	185,674
Pharmaceuticals - 0.0%
Grifols, S.A. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4021% 11/15/27 (Aa) (d)(f)	242,745	238,410
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 5/5/28 (Aa) (d)(f)	704,275	704,571
		942,981
TOTAL HEALTH CARE		3,144,266
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0846% 8/24/28 (Aa) (d)(f)	351,463	352,826
Commercial Services & Supplies - 0.0%
Amentum Government Services Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3612% 1/23/27 (Aa) (d)(f)	271,364	271,364
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (Aa) (d)(f)	162,419	160,744
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1112% 10/8/28 (Aa) (d)(f)	275,814	276,791
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (Aa) (d)(f)	15,000	15,032
Trugreen LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10/30/27 (Aa) (f)(v)	222,975	216,286
		940,217
Professional Services - 0.0%
DTI Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 4/26/29 (Aa) (f)(v)	93,930	94,145
Element Materials Technology Group:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 6/24/29 (Aa) (d)(f)	191,048	191,885
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 6/24/29 (Aa) (d)(f)	88,176	88,562
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2521% 7/31/31 (Aa) (d)(f)	78,059	78,123
		452,715
TOTAL INDUSTRIALS		1,745,758
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 4/4/26 (Aa) (d)(f)	902,492	856,619
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 7/2/29 (Aa) (d)(f)	58,287	58,403
IT Services - 0.0%
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5967% 12/4/27 (Aa) (d)(f)	258,925	249,459
Indy U.S. Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/6/28 (Aa) (f)(v)	72,940	72,439
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0967% 2/1/28 (Aa) (d)(f)	232,040	226,819
Sabre GLBL, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.1865% 6/30/28 (Aa) (d)(f)	68,295	64,231
		612,948
Software - 0.1%
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 2/23/32 (Aa) (d)(f)	5,000	5,175
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0054% 7/30/31 (Aa) (d)(f)	215,730	215,057
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 7/6/29 (Aa) (d)(f)	165,000	163,391
EagleView Technology Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 5.1133% 8/14/25 (Aa) (d)(f)	572,104	542,990
Gen Digital, Inc. Tranche A2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 9/12/27 (Aa) (f)(v)	333,756	333,172
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (Aa) (f)(v)	230,000	227,748
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 3/1/29 (Aa) (d)(f)	2,800,125	2,789,177
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4967% 5/3/28 (Aa) (d)(f)	84,258	83,990
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3612% 4/22/28 (Aa) (d)(f)	90,090	86,261
		4,446,961
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 11/19/29 (Aa) (f)(v)	181,394	179,806
TOTAL INFORMATION TECHNOLOGY		6,154,737
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (Aa) (d)(f)	274,308	216,154
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.3162% 7/1/29 (Aa) (d)(f)	1,022,918	1,026,028
TOTAL MATERIALS		1,242,182
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Healthpeak OP, LLC Tranche DD 1LN, term loan:
CME Term SOFR 1 Month Index + 0.850% 2/22/27 (Aa) (e)(f)(v)	225,641	220,564
CME Term SOFR 1 Month Index + 0.850% 8/20/27 (Aa) (e)(f)(v)	225,641	220,564
		441,128
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/20/31 (Aa) (d)(f)	98,750	98,807
Edgewater Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/26/30 (Aa) (f)(v)	73,191	73,801
Lackawanna Energy Center LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7/31/29 (Aa) (f)(v)	35,968	36,237
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7/31/29 (Aa) (f)(v)	7,840	7,899
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 12/20/30 (Aa) (d)(f)	43,715	43,816
		260,560
Independent Power and Renewable Electricity Producers - 0.0%
South Field Energy LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8/15/31 (Aa) (f)(v)	59,307	59,381
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8/15/31 (Aa) (f)(v)	3,638	3,642
		63,023
TOTAL UTILITIES		323,583
TOTAL BANK LOAN OBLIGATIONS (Cost $28,479,927)		27,177,959

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Citibank NA 5.57% 4/30/34	935,000	982,093
Discover Bank:
ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (d)(f)	3,503,000	3,598,884
3.45% 7/27/26	435,000	422,607
4.65% 9/13/28	500,000	498,311
Regions Bank 6.45% 6/26/37	2,533,000	2,697,129
TOTAL BANK NOTES (Cost $7,752,498)		8,199,024

Commercial Paper - 0.2%
	Principal Amount (a)	Value ($)
Alimentation Couche-Tard, Inc. 0% 9/5/24	2,200,000	2,197,984
Bacardi Martini BV yankee:
0% 9/12/24	4,000,000	3,991,708
0% 9/25/24 (b)	3,700,000	3,684,600
0% 9/26/24	3,700,000	3,684,003
0% 10/10/24	2,250,000	2,235,299
Campbell Soup Co. 0% 9/18/24	1,800,000	1,794,600
Canadian Natural Resources Ltd. yankee 0% 9/25/24	3,100,000	3,087,769
Conagra Brands, Inc. 0% 9/23/24	5,300,000	5,279,474
Constellation Brands, Inc. 0% 9/23/24	1,200,000	1,195,393
Dominion Energy, Inc. 0% 9/3/24	3,100,000	3,098,122
Entergy Corp. 0% 10/15/24	4,000,000	3,972,349
Huntington Ingalls Industries, Inc.:
0% 9/3/24	5,300,000	5,296,634
0% 9/4/24	3,100,000	3,097,539
Intercontinental Exchange, Inc. 0% 9/3/24 (b)	2,950,000	2,948,225
Jones Lang Lasalle Finance yankee 0% 9/19/24	6,050,000	6,031,472
Keurig Dr. Pepper, Inc. 0% 9/12/24	2,300,000	2,295,481
L3Harris Technologies, Inc. 0% 10/9/24	3,400,000	3,379,474
Marathon Oil Corp. 0% 9/6/24	3,400,000	3,396,199
NextEra Energy Capital Holdings, Inc. 0% 10/22/24 (b)	3,400,000	3,373,003
RTX Corp. 0% 9/23/24 (b)	8,000,000	7,975,645
Southern California Edison Co.:
0% 9/3/24 (b)	5,250,000	5,246,724
0% 9/5/24	1,300,000	1,298,783
0% 9/6/24	1,600,000	1,598,281
0% 10/4/24	10,000,000	9,944,794
Targa Resources Corp. 0% 9/25/24	2,300,000	2,291,707
The AES Corp. 0% 9/16/24	6,800,000	6,785,733
VW Credit, Inc. 0% 9/5/24	800,000	799,276
TOTAL COMMERCIAL PAPER (Cost $100,007,270)		99,980,271

Fixed-Income Funds - 57.5%
	Shares	Value ($)
High Yield Fixed-Income Funds - 1.1%
T. Rowe Price Emerging Markets Bond Fund Class I	20,891,353	194,498,499
TCW Emerging Markets Income Fund Class N	30,446,534	260,622,330
TOTAL HIGH YIELD FIXED-INCOME FUNDS		455,120,829
Intermediate Government Funds - 3.7%
Fidelity SAI U.S. Treasury Bond Index Fund (w)	182,751,448	1,628,315,403
Intermediate-Term Bond Funds - 45.7%
American Funds The Bond Fund of America Class F2	109,493,365	1,260,268,635
Baird Aggregate Bond Fund Class Institutional	107,019,307	1,065,912,295
Baird Core Plus Bond Fund - Institutional Class	90,650,341	933,698,517
Columbia Mortgage Opportunities Fund Class A	36,727,752	305,207,616
DoubleLine Total Return Bond Fund Class N	135,696,687	1,213,128,379
Fidelity SAI Total Bond Fund (w)	418,663,941	3,839,148,225
Fidelity U.S. Bond Index Fund (w)	1,274,007	13,402,557
iShares Core U.S. Aggregate Bond ETF	55,930	5,606,983
iShares iBoxx $ Investment Grade Corporate Bond ETF (n)	51,882	5,769,797
John Hancock Bond Fund Class R6	47,714,991	657,035,422
JPMorgan Core Bond Fund Class R6	51,800,804	540,282,390
PIMCO Income Fund Institutional Class	93,540,760	1,000,886,131
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	190,607,584	1,801,241,670
PIMCO Total Return Fund Institutional Class	311,923,099	2,726,207,886
Voya Intermediate Bond Fund Class I	150,556,152	1,339,949,750
Western Asset Core Bond Fund Class I	257,382,793	2,782,307,995
Western Asset Core Plus Bond Fund Class I	57,047,739	539,671,609
TOTAL INTERMEDIATE-TERM BOND FUNDS		20,029,725,857
Long Government Bond Funds - 7.0%
Fidelity SAI Long-Term Treasury Bond Index Fund (w)	58,615,699	432,583,856
iShares 7-10 Year Treasury Bond ETF (n)	20,290,619	1,969,610,386
SPDR Portfolio Long Term Treasury ETF	23,596,433	674,386,055
TOTAL LONG GOVERNMENT BOND FUNDS		3,076,580,297
Short-Term Bond - 0.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF (n)	315,350	16,502,266
TOTAL FIXED-INCOME FUNDS (Cost $27,283,034,307)		25,206,244,652

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
3.748% (Reg. S) (d)(h)	300,000	328,474
3.875% (Reg. S) (d)(h)	200,000	216,642
3.875% (Reg. S) (d)(h)	1,300,000	1,362,362
		1,907,478
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(h)	1,600,000	1,736,921
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC:
4.375% (d)(h)	1,454,000	1,458,546
4.875% (d)(h)	405,000	400,554
Energy Transfer LP:
6.5% (d)(h)	3,770,000	3,812,888
6.625% (d)(h)	541,000	527,810
7.125% (d)(h)	2,520,000	2,573,615
		8,773,413
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(h)	690,000	778,044
Banco Bilbao Vizcaya Argentaria SA 9.375% (d)(h)	555,000	616,683
Banco Santander SA 9.625% (d)(h)	400,000	438,915
Bank of Ireland Group PLC 7.5% (Reg. S) (d)(h)	700,000	803,922
Bank of Nova Scotia CME Term SOFR 3 Month Index + 2.900% 8.2137% (d)(f)(h)	12,927,000	12,848,840
Barclays PLC:
5.875% (Reg. S) (d)(h)	650,000	864,333
8.875% (d)(h)	300,000	415,284
CaixaBank SA 5.875% (Reg. S) (d)(h)	200,000	222,963
Citigroup, Inc.:
3.875% (d)(h)	4,320,000	4,157,086
4% (d)(h)	1,035,000	1,015,538
7.125% (d)(h)	1,520,000	1,583,335
Intesa Sanpaolo SpA 7.75% (Reg. S) (d)(h)	200,000	233,187
JPMorgan Chase & Co. 4.6% (d)(h)	7,120,000	7,109,878
NatWest Group PLC 8.125% (d)(h)	290,000	311,187
U.S. Bancorp 3.7% (d)(h)	4,850,000	4,310,953
Wells Fargo & Co.:
6.85% (d)(h)	930,000	962,604
7.625% (d)(h)	160,000	174,554
		36,847,306
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (d)(h)	220,000	193,625
5.375% (d)(h)	110,000	110,589
Credit Suisse Group AG Claim (c)(d)(h)	2,750,000	302,500
Goldman Sachs Group, Inc.:
3.65% (d)(h)	1,750,000	1,647,361
4.125% (d)(h)	2,505,000	2,406,914
7.5% (d)(h)	1,880,000	2,022,578
State Street Corp. 6.7% (d)(h)	431,000	447,425
UBS Group AG:
9.25% (b)(d)(h)	200,000	236,540
9.25% (b)(d)(h)	200,000	226,095
		7,593,627
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(h)	530,000	482,820
4.7% (d)(h)	45,000	37,562
American Express Co. 3.55% (d)(h)	770,000	726,514
		1,246,896
Financial Services - 0.0%
Fannie Mae Series 2015-M8 Class A2, 2.9% 1/25/25	234,499	232,854
TOTAL FINANCIALS		45,920,683
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(h)	320,000	396,861
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown Finance Sarl 7.875% (d)(h)	2,750,000	2,186,353
Aroundtown SA 3.375% (Reg. S) (d)(h)	2,200,000	1,747,291
Citycon Oyj 7.875% (Reg. S) (d)(h)	450,000	418,144
CPI Property Group SA 3.75% (Reg. S) (d)(h)	1,325,000	964,751
Grand City Properties SA 1.5% (Reg. S) (d)(h)	2,400,000	2,160,684
Heimstaden Bostad AB:
3.248% (Reg. S) (d)(h)	2,085,000	2,068,097
3.625% (Reg. S) (d)(h)	185,000	168,831
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(d)(h)	770,000	300,033
		10,014,184
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (d)(h)	635,000	824,343
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp. 7% (b)(d)(h)	2,575,000	2,640,019
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (d)(h)	290,000	330,710
TOTAL UTILITIES		3,795,072
TOTAL PREFERRED SECURITIES (Cost $79,865,058)		72,544,612

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (x)	203,240,413	203,281,061
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (w)(y)	27,565,685	27,565,685
Fidelity Securities Lending Cash Central Fund 5.39% (x)(z)	419,618,028	419,659,990
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (y)	191,216,435	191,216,435
TOTAL MONEY MARKET FUNDS (Cost $841,719,526)		841,723,171

Repurchase Agreements - 5.5%
	Maturity Amount ($)	Value ($)
With BNP Paribas S.A. at:
5.37%, dated 9/3/24 due 9/4/24 (Ab)	845,226,061	845,100,000
5.38%, dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $754,350,665, 2.75%, 8/15/32)	754,290,629	753,840,000
5.41%, dated 9/3/24 due 9/4/24 (Ab)	338,550,869	338,500,000
BofA Securities, Inc. at 5.41% dated 8/30/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $496,698,392, 4.00%, 11/15/52)	494,897,310	494,600,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,432,040,000)		2,432,040,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (d)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	6,600,000	88,481
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	9,000,000	304,432
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	18,300,000	226,241
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	13,700,000	457,565
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	9,000,000	347,621
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	7,700,000	110,215

TOTAL PUT OPTIONS			1,534,555
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	6,600,000	280,172
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	9,000,000	405,279
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	18,300,000	818,808
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	13,700,000	463,997
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	9,000,000	359,731
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	7,700,000	418,357
Option with an exercise rate of .6% on a credit default swap with Goldman Sachs Intl. to sell protection on the 5-Year CDX N.A. IG Series 42 Index expiring June 2029, receiving .8% quarterly.	11/20/24	500,000	520

TOTAL CALL OPTIONS			2,746,864
TOTAL PURCHASED SWAPTIONS (Cost $4,707,890)			4,281,419

TOTAL INVESTMENT IN SECURITIES - 112.0% (Cost $51,551,766,453)	49,093,030,491
NET OTHER ASSETS (LIABILITIES) - (12.0)%	(5,244,783,778)
NET ASSETS - 100.0%	43,848,246,713

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(3,850,000)	(3,241,493)
2% 9/1/54	(11,800,000)	(9,934,978)
3% 9/1/54	(2,750,000)	(2,486,866)
3% 9/1/54	(10,450,000)	(9,450,090)
3% 9/1/54	(1,400,000)	(1,266,041)
3% 9/1/54	(5,400,000)	(4,883,300)
3.5% 9/1/54	(1,100,000)	(1,023,690)
3.5% 9/1/54	(3,300,000)	(3,071,069)
4% 9/1/54	(2,100,000)	(2,006,678)
4.5% 9/1/54	(6,500,000)	(6,362,392)
5% 9/1/54	(725,000)	(723,468)
5% 9/1/54	(2,300,000)	(2,295,139)
5% 9/1/54	(1,600,000)	(1,596,619)
5% 9/1/54	(5,200,000)	(5,189,010)
5% 9/1/54	(1,250,000)	(1,247,358)
5% 9/1/54	(4,050,000)	(4,041,441)
5.5% 9/1/54	(6,925,000)	(6,969,296)
5.5% 9/1/54	(20,325,000)	(20,455,011)
6% 9/1/54	(8,600,000)	(8,724,716)
6% 9/1/54	(26,850,000)	(27,239,376)

TOTAL GINNIE MAE		(122,208,031)

Uniform Mortgage Backed Securities
2% 9/1/39	(750,000)	(678,223)
2% 9/1/39	(1,050,000)	(949,512)
2% 9/1/54	(1,000,000)	(817,891)
2% 9/1/54	(3,200,000)	(2,617,250)
2% 9/1/54	(5,000,000)	(4,089,453)
2% 9/1/54	(2,500,000)	(2,044,727)
2% 9/1/54	(18,700,000)	(15,294,554)
2% 9/1/54	(40,575,000)	(33,185,911)
2% 9/1/54	(38,300,000)	(31,325,210)
2% 9/1/54	(29,500,000)	(24,127,773)
2% 9/1/54	(73,650,000)	(60,237,643)
2% 9/1/54	(89,750,000)	(73,405,681)
2% 9/1/54	(50,150,000)	(41,017,214)
2% 9/1/54	(44,550,000)	(36,437,026)
2% 9/1/54	(47,850,000)	(39,136,065)
2% 9/1/54	(2,000,000)	(1,635,781)
2% 9/1/54	(24,200,000)	(19,792,953)
2% 9/1/54	(54,925,000)	(44,922,641)
2% 9/1/54	(45,800,000)	(37,459,389)
2% 9/1/54	(500,000)	(408,945)
2% 9/1/54	(1,100,000)	(899,680)
2% 10/1/54	(39,050,000)	(31,981,337)
2.5% 9/1/54	(200,000)	(170,492)
2.5% 9/1/54	(1,225,000)	(1,044,265)
2.5% 9/1/54	(700,000)	(596,723)
2.5% 9/1/54	(4,400,000)	(3,750,828)
2.5% 9/1/54	(2,400,000)	(2,045,906)
2.5% 9/1/54	(45,100,000)	(38,445,987)
2.5% 9/1/54	(37,800,000)	(32,223,022)
2.5% 9/1/54	(48,075,000)	(40,982,058)
2.5% 9/1/54	(8,700,000)	(7,416,410)
2.5% 9/1/54	(3,200,000)	(2,727,875)
2.5% 9/1/54	(4,000,000)	(3,409,844)
2.5% 9/1/54	(5,800,000)	(4,944,273)
2.5% 9/1/54	(9,650,000)	(8,226,248)
2.5% 9/1/54	(400,000)	(340,984)
2.5% 9/1/54	(115,150,000)	(98,160,873)
2.5% 9/1/54	(10,150,000)	(8,652,478)
2.5% 10/1/54	(25,250,000)	(21,550,284)
2.5% 10/1/54	(18,050,000)	(15,405,253)
2.5% 10/1/54	(4,775,000)	(4,075,351)
2.5% 10/1/54	(5,650,000)	(4,822,143)
2.5% 10/1/54	(2,850,000)	(2,432,408)
2.5% 10/1/54	(1,150,000)	(981,498)
3% 9/1/54	(450,000)	(398,971)
3% 9/1/54	(5,600,000)	(4,964,969)
3% 9/1/54	(1,800,000)	(1,595,883)
3% 9/1/54	(2,000,000)	(1,773,203)
3% 9/1/54	(45,225,000)	(40,096,557)
3% 9/1/54	(700,000)	(620,621)
3% 9/1/54	(2,400,000)	(2,127,844)
3% 9/1/54	(8,375,000)	(7,425,288)
3% 9/1/54	(97,375,000)	(86,332,831)
3% 9/1/54	(8,250,000)	(7,314,463)
3% 9/1/54	(12,250,000)	(10,860,870)
3% 9/1/54	(800,000)	(709,281)
3% 9/1/54	(800,000)	(709,281)
3% 9/1/54	(2,400,000)	(2,127,844)
3% 10/1/54	(38,175,000)	(33,878,820)
3% 10/1/54	(19,375,000)	(17,194,555)
3% 10/1/54	(75,000)	(66,560)
3% 10/1/54	(2,400,000)	(2,129,906)
3.5% 9/1/54	(400,000)	(368,172)
3.5% 9/1/54	(1,200,000)	(1,104,516)
3.5% 9/1/54	(1,100,000)	(1,012,473)
3.5% 9/1/54	(3,300,000)	(3,037,418)
3.5% 9/1/54	(300,000)	(276,129)
3.5% 9/1/54	(13,975,000)	(12,863,005)
3.5% 9/1/54	(7,300,000)	(6,719,137)
4% 9/1/54	(500,000)	(474,160)
4% 9/1/54	(1,200,000)	(1,137,984)
4% 9/1/54	(3,600,000)	(3,413,953)
4% 9/1/54	(2,900,000)	(2,750,129)
4% 9/1/54	(1,000,000)	(948,320)
4.5% 9/1/54	(2,500,000)	(2,432,910)
5% 9/1/54	(1,075,000)	(1,067,147)
5.5% 9/1/54	(200,000)	(201,367)
5.5% 10/1/54	(7,000,000)	(7,047,851)
6% 9/1/54	(325,000)	(330,979)
6% 9/1/54	(1,700,000)	(1,731,277)
6% 9/1/54	(5,100,000)	(5,193,832)
6% 9/1/54	(12,350,000)	(12,577,220)
6% 9/1/54	(3,950,000)	(4,022,674)
6% 9/1/54	(700,000)	(712,879)
6% 9/1/54	(200,000)	(203,680)
6% 9/1/54	(4,200,000)	(4,277,273)
6% 9/1/54	(8,400,000)	(8,554,547)
6.5% 9/1/54	(224,900)	(231,568)
6.5% 9/1/54	(538,000)	(553,951)
6.5% 9/1/54	(205,000)	(211,078)
6.5% 9/1/54	(367,000)	(377,881)
6.5% 9/1/54	(491,000)	(505,557)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,109,536,876)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,222,341,309)		(1,231,744,907)

Written Swaptions
	Expiration Date	Notional Amount (a)		Value ($)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.502% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29		2,900,000	(112,993)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay annually a floating rate based on the 6 month EURIBOR and receive semi-annually a fixed rate of 2.39%, expiring October 2034.	9/27/24	EUR	1,300,000	(3,300)
Option on an interest rate swap with NatWest Markets PLC to pay annually a floating rate based on the 6 month EURIBOR and receive semi-annually a fixed rate of 2.28%, expiring September 2029.	9/09/24	EUR	1,300,000	(193)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.1375%, expiring September 2034.	9/23/24		1,700,000	(2,381)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.151%, expiring September 2034.	9/26/24		1,800,000	(3,372)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.17%, expiring September 2034.	9/20/24		1,600,000	(2,257)
Option on an interest rate swap with BNP Paribas to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.195%, expiring October 2034.	9/27/24		900,000	(2,325)
Option on an interest rate swap with UBS AG to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.198%, expiring September 2034.	9/23/24		1,000,000	(2,101)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.205%, expiring September 2034.	9/19/24		3,400,000	(5,740)
Option on an interest rate swap with BNP Paribas to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.205%, expiring September 2034.	9/23/24		900,000	(1,979)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.231%, expiring September 2034.	9/16/24		1,700,000	(2,719)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.24%, expiring September 2034.	9/12/24		800,000	(914)
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.248%, expiring September 2034.	9/16/24		1,700,000	(3,116)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.2775%, expiring September 2034.	9/12/24		1,600,000	(2,608)

TOTAL CALL SWAPTIONS				(145,998)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.502% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring January 2034.	1/04/29		2,900,000	(107,759)
Option with an exercise rate of .8% on a credit default swap with Goldman Sachs Intl. to sell protection on the 5-Year CDX N.A. IG Series 42 Index expiring June 2029, receiving .8% quarterly.	11/20/24		1,000,000	(464)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay annually a floating rate based on the 6 month EURIBOR and receive semi-annually a fixed rate of 2.65%, expiring October 2034.	9/27/24	EUR	1,300,000	(2,873)
Option on an interest rate swap with NatWest Markets PLC to pay annually a floating rate based on the 6 month EURIBOR and receive semi-annually a fixed rate of 2.62%, expiring September 2029.	9/09/24	EUR	1,300,000	(328)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.5375%, expiring September 2034.	9/25/24		1,700,000	(8,626)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.551%, expiring September 2034.	9/26/24		1,800,000	(9,153)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.57%, expiring September 2034.	9/20/24		1,600,000	(5,924)
Option on an interest rate swap with BNP Paribas to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.595%, expiring October 2034.	9/27/24		3,677	(3,677)
Option on an interest rate swap with UBS AG to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.598%, expiring September 2034.	9/23/24		1,000,000	(3,501)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.605%, expiring September 2034.	9/19/24		3,400,000	(9,423)
Option on an interest rate swap with BNP Paribas to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.605%, expiring September 2034.	9/23/24		900,000	(3,012)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.631%, expiring September 2034.	9/16/24		1,700,000	(3,222)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.64%, expiring September 2034.	9/12/24		800,000	(968)
Option on an interest rate swap with Goldman Sachs Bank U.S.A to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.648%, expiring September 2034.	9/16/24		1,700,000	(2,788)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and receive annually a fixed rate of 3.6775%, expiring September 2034.	9/12/24		1,600,000	(1,303)

TOTAL PUT SWAPTIONS				(163,021)
TOTAL WRITTEN SWAPTIONS				(309,019)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	2	Dec 2024	259,245	(1,001)	(1,001)
TME 10 Year Canadian Note Contracts (Canada)	56	Dec 2024	5,113,613	(52,029)	(52,029)

TOTAL BOND INDEX CONTRACTS					(53,030)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	18	Sep 2024	1,420,278	36,465	36,465
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,052	Dec 2024	460,155,250	(2,634,149)	(2,634,149)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,227	Dec 2024	462,206,891	(248,471)	(248,471)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,063	Dec 2024	116,290,539	(346,392)	(346,392)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	294	Dec 2024	36,198,750	(518,515)	(518,515)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,383	Dec 2024	162,416,063	(1,419,105)	(1,419,105)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	835	Dec 2024	110,167,813	(1,278,130)	(1,278,130)

TOTAL TREASURY CONTRACTS					(6,408,297)

TOTAL PURCHASED					(6,461,327)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	6	Sep 2024	780,435	(1,150)	(1,150)
Eurex Euro-Bund Contracts (Germany)	5	Sep 2024	740,121	(2,304)	(2,304)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	28	Sep 2024	4,163,555	(118,097)	(118,097)
ICE Long Gilt Contracts (United Kingdom)	12	Dec 2024	1,555,473	10,575	10,575
JPN 10Y BOND(OSE) Contracts (Japan)	16	Sep 2024	15,839,114	(182,162)	(182,162)

TOTAL BOND INDEX CONTRACTS					(293,138)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	407	Dec 2024	46,219,938	333,871	333,871
CBOT Long Term U.S. Treasury Bond Contracts (United States)	79	Dec 2024	9,726,875	192,409	192,409
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1	Dec 2024	117,438	748	748

TOTAL TREASURY CONTRACTS					527,028

TOTAL SOLD					233,890

TOTAL FUTURES CONTRACTS					(6,227,437)
The notional amount of futures purchased as a percentage of Net Assets is 3.2%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	8,903,659	USD	6,594,033	Goldman Sachs Bank USA	9/03/24	12,771
EUR	63,439,854	USD	70,838,210	Bank of America, N.A.	9/03/24	(711,795)
EUR	38,926,000	USD	43,324,638	Morgan Stanley International	9/03/24	(295,838)
GBP	14,052,383	USD	18,547,020	Bank of America, N.A.	9/03/24	(92,025)
GBP	4,929,000	USD	6,500,858	Barclays Bank PLC	9/03/24	(27,602)
SGD	1,433,581	USD	1,099,203	Morgan Stanley International	9/03/24	(632)
TRY	122,683,451	USD	3,581,653	BNP Paribas S.A.	9/03/24	19,058
TRY	12,707,477	USD	343,343	Barclays Bank PLC	9/03/24	29,616
USD	6,425,009	CAD	8,885,459	Barclays Bank PLC	9/03/24	(168,290)
USD	4,098,840	EUR	3,698,000	BNP Paribas S.A.	9/03/24	11,070
USD	67,738,828	EUR	62,338,506	Bank of America, N.A.	9/03/24	(1,170,156)
USD	1,086,554	EUR	1,002,000	Bank of America, N.A.	9/03/24	(21,057)
USD	1,204,308	EUR	1,101,348	Bank of America, N.A.	9/03/24	(13,122)
USD	169,774	EUR	155,000	Goldman Sachs Bank USA	9/03/24	(1,563)
USD	3,780,314	EUR	3,430,000	Morgan Stanley International	9/03/24	(11,208)
USD	33,355,927	EUR	30,641,000	Royal Bank of Canada	9/03/24	(514,634)
USD	16,578,136	GBP	12,875,252	BNP Paribas S.A.	9/03/24	(330,933)
USD	6,340,030	GBP	4,929,000	BNP Paribas S.A.	9/03/24	(133,225)
USD	1,533,692	GBP	1,177,131	Bank of America, N.A.	9/03/24	(12,234)
USD	198,792	JPY	29,700,000	Barclays Bank PLC	9/03/24	(4,368)
USD	243,573	JPY	35,100,000	Goldman Sachs Bank USA	9/03/24	3,474
USD	198,280	JPY	28,100,000	JPMorgan Chase Bank, N.A.	9/03/24	6,064
USD	1,068,899	SGD	1,434,131	JPMorgan Chase Bank, N.A.	9/03/24	(30,094)
USD	3,973,170	TRY	135,401,656	Barclays Bank PLC	9/03/24	(816)
BRL	47,591,921	USD	8,414,116	BNP Paribas S.A.	9/04/24	30,232
BRL	6,224,980	USD	1,134,000	Canadian Imperial Bk. of Comm.	9/04/24	(29,487)
BRL	13,446,344	USD	2,460,087	JPMorgan Chase Bank, N.A.	9/04/24	(74,270)
BRL	11,195,802	USD	2,048,000	State Street Bank And Trust Co	9/04/24	(61,502)
BRL	6,434,071	USD	1,136,000	UBS AG	9/04/24	5,613
BRL	10,144,687	USD	1,846,000	UBS AG	9/04/24	(46,004)
EUR	1,689,356	USD	1,872,298	BNP Paribas S.A.	9/04/24	(4,883)
USD	8,641,293	BRL	47,591,921	BNP Paribas S.A.	9/04/24	196,945
USD	1,100,559	BRL	6,224,980	Canadian Imperial Bk. of Comm.	9/04/24	(3,954)
USD	2,377,275	BRL	13,446,344	JPMorgan Chase Bank, N.A.	9/04/24	(8,542)
USD	1,979,386	BRL	11,195,802	State Street Bank And Trust Co	9/04/24	(7,112)
USD	2,931,077	BRL	16,578,759	UBS AG	9/04/24	(10,531)
USD	1,834,247	EUR	1,689,356	BNP Paribas S.A.	9/04/24	(33,168)
TRY	135,456,566	USD	3,941,483	BNP Paribas S.A.	9/06/24	24,473
USD	65,483	TRY	2,604,586	Barclays Bank PLC	9/09/24	(10,497)
USD	134,897	TRY	5,386,437	Goldman Sachs Bank USA	9/09/24	(22,234)
TRY	31,487,497	USD	904,169	BNP Paribas S.A.	9/11/24	12,133
TWD	4,427,224	USD	137,070	BNP Paribas S.A.	9/13/24	1,359
TWD	5,069,579	USD	158,360	BNP Paribas S.A.	9/13/24	154
TWD	2,809,952	USD	86,142	JPMorgan Chase Bank, N.A.	9/13/24	1,719
TWD	26,204,449	USD	825,597	Morgan Stanley International	9/13/24	(6,243)
USD	111,843	TWD	3,608,950	BNP Paribas S.A.	9/13/24	(1,001)
USD	126,494	TWD	4,069,059	BNP Paribas S.A.	9/13/24	(736)
USD	146,872	TWD	4,726,488	BNP Paribas S.A.	9/13/24	(915)
USD	287,671	TWD	9,270,771	Goldman Sachs Bank USA	9/13/24	(2,205)
USD	151,104	TWD	4,867,966	JPMorgan Chase Bank, N.A.	9/13/24	(1,106)
USD	75,430	TWD	2,428,016	JPMorgan Chase Bank, N.A.	9/13/24	(489)
USD	151,486	TWD	4,874,365	JPMorgan Chase Bank, N.A.	9/13/24	(924)
USD	150,908	TWD	4,841,430	Morgan Stanley International	9/13/24	(473)
AUD	492,000	USD	328,012	BTIG, LLC	9/18/24	5,115
CAD	249,478	EUR	169,000	Deutsche Bank AG	9/18/24	(1,729)
EUR	1,292,000	USD	1,392,129	Societe Generale S.A.	9/18/24	36,964
MXN	8,200,000	USD	439,971	BNP Paribas S.A.	9/18/24	(24,512)
MXN	14,789,000	USD	820,824	BNP Paribas S.A.	9/18/24	(71,528)
MXN	16,522,000	USD	899,916	Barclays Bank PLC	9/18/24	(62,816)
MXN	5,054,000	USD	281,549	Barclays Bank PLC	9/18/24	(25,484)
MXN	9,521,808	USD	526,169	JPMorgan Chase Bank, N.A.	9/18/24	(43,739)
MXN	12,486,000	USD	678,552	Morgan Stanley International	9/18/24	(45,939)
MXN	9,391,000	USD	525,352	Morgan Stanley International	9/18/24	(49,550)
TRY	29,011,240	USD	818,786	Barclays Bank PLC	9/18/24	18,227
USD	751,771	BRL	4,100,000	BTIG, LLC	9/18/24	25,493
USD	644,127	BRL	3,520,000	BTIG, LLC	9/18/24	20,591
USD	404,412	BRL	2,200,000	BTIG, LLC	9/18/24	14,701
USD	401,572	BRL	2,200,000	BTIG, LLC	9/18/24	11,862
USD	6,431,260	BRL	35,115,325	Morgan Stanley Cap. Group, Inc	9/18/24	210,895
USD	318,495	EUR	296,000	BTIG, LLC	9/18/24	(8,913)
USD	7,210,378	EUR	6,641,000	Deutsche Bank AG	9/18/24	(135,291)
USD	165,683	EUR	154,000	Deutsche Bank AG	9/18/24	(4,658)
USD	463,722	EUR	431,000	Deutsche Bank AG	9/18/24	(13,011)
USD	123,705	EUR	115,000	Deutsche Bank AG	9/18/24	(3,498)
USD	465,863	EUR	433,000	Deutsche Bank AG	9/18/24	(13,082)
USD	161,291	EUR	150,000	Deutsche Bank AG	9/18/24	(4,625)
USD	459,683	EUR	428,392	Deutsche Bank AG	9/18/24	(14,166)
USD	78,125	EUR	72,000	Deutsche Bank AG	9/18/24	(1,515)
USD	41,271	EUR	38,000	Morgan Stanley International	9/18/24	(761)
USD	2,355,372	EUR	2,188,000	Societe Generale S.A.	9/18/24	(64,795)
USD	72,283	GBP	57,000	BTIG, LLC	9/18/24	(2,584)
USD	247,285	GBP	195,000	BTIG, LLC	9/18/24	(8,842)
USD	125,240	GBP	99,000	BTIG, LLC	9/18/24	(4,794)
USD	1,402,557	GBP	1,100,000	BTIG, LLC	9/18/24	(42,262)
USD	588,698	GBP	454,000	BTIG, LLC	9/18/24	(7,618)
USD	98,569	GBP	76,000	BTIG, LLC	9/18/24	(1,255)
USD	1,206,487	GBP	938,000	BTIG, LLC	9/18/24	(25,549)
USD	153,157	GBP	120,000	Bank of America, N.A.	9/18/24	(4,460)
USD	1,465,707	GBP	1,144,500	Deutsche Bank AG	9/18/24	(37,561)
USD	579,287	GBP	453,000	Societe Generale S.A.	9/18/24	(15,716)
USD	1,911,307	JPY	295,315,970	BTIG, LLC	9/18/24	(112,896)
USD	1,135,206	JPY	166,689,000	Bank of America, N.A.	9/18/24	(7,341)
USD	401,450	JPY	62,529,000	Deutsche Bank AG	9/18/24	(27,146)
USD	355,075	MXN	6,498,260	BTIG, LLC	9/18/24	25,835
USD	1,103,864	MXN	20,029,000	Barclays Bank PLC	9/18/24	89,080
USD	3,238,065	MXN	61,799,665	Morgan Stanley Cap. Group, Inc	9/18/24	106,938
USD	751,548	MXN	13,750,000	Morgan Stanley International	9/18/24	54,893
USD	714,422	MXN	13,005,000	Morgan Stanley International	9/18/24	55,514
USD	630,745	MXN	12,000,000	Morgan Stanley International	9/18/24	22,755
USD	562,082	MXN	10,490,000	Morgan Stanley International	9/18/24	30,599
INR	295,075,753	USD	3,522,557	Bank of America, N.A.	9/24/24	(5,003)
INR	51,623,798	USD	616,124	JPMorgan Chase Bank, N.A.	9/24/24	(725)
INR	59,510,238	USD	711,207	JPMorgan Chase Bank, N.A.	9/24/24	(1,794)
INR	75,645,093	USD	904,000	JPMorgan Chase Bank, N.A.	9/24/24	(2,246)
INR	232,748,295	USD	2,769,000	JPMorgan Chase Bank, N.A.	9/24/24	5,557
INR	172,113,920	USD	2,048,000	JPMorgan Chase Bank, N.A.	9/24/24	3,744
INR	11,535,897	USD	137,959	Morgan Stanley International	9/24/24	(441)
INR	68,129,725	USD	813,000	Royal Bank of Canada	9/24/24	(836)
INR	102,507,959	USD	1,222,000	State Street Bank And Trust Co	9/24/24	(18)
INR	178,562,424	USD	2,129,000	State Street Bank And Trust Co	9/24/24	(384)
INR	95,168,081	USD	1,134,000	State Street Bank And Trust Co	9/24/24	484
TRY	39,911,241	USD	1,128,680	Barclays Bank PLC	9/24/24	14,291
TRY	77,290,356	USD	2,192,628	Barclays Bank PLC	9/26/24	15,298
BRL	47,740,119	USD	8,641,293	BNP Paribas S.A.	10/02/24	(198,467)
BRL	9,735,036	USD	1,739,891	JPMorgan Chase Bank, N.A.	10/02/24	(18,252)
TRY	27,508,004	USD	776,777	Barclays Bank PLC	10/02/24	3,160
USD	1,375,704	BRL	7,813,512	BNP Paribas S.A.	10/02/24	(6,113)
USD	2,192,296	BRL	12,431,934	BNP Paribas S.A.	10/02/24	(6,288)
USD	6,594,033	CAD	8,895,402	Goldman Sachs Bank USA	10/02/24	(12,528)
USD	70,933,179	EUR	63,439,854	Bank of America, N.A.	10/02/24	716,824
USD	2,982,564	EUR	2,666,959	Barclays Bank PLC	10/02/24	30,726
USD	43,382,599	EUR	38,926,000	Morgan Stanley International	10/02/24	298,612
USD	18,552,080	GBP	14,052,383	Bank of America, N.A.	10/02/24	92,259
USD	6,502,559	GBP	4,929,000	Barclays Bank PLC	10/02/24	27,610
USD	1,099,203	SGD	1,431,328	Morgan Stanley International	10/02/24	488
USD	89,800	AUD	134,000	UBS AG	10/03/24	(964)
USD	532,325	CAD	727,000	Bank of America, N.A.	10/03/24	(7,630)
USD	1,874,783	EUR	1,689,356	BNP Paribas S.A.	10/03/24	4,888
USD	388,592	EUR	351,000	BNP Paribas S.A.	10/03/24	82
USD	80,903,756	EUR	73,186,000	Bank of America, N.A.	10/03/24	(103,512)
USD	320,610	EUR	288,000	Brown Brothers Harriman & Co	10/03/24	1,832
USD	29,711,100	GBP	22,931,000	State Street Bank and Trust Co	10/03/24	(412,339)
USD	3,318,137	JPY	482,200,000	Brown Brothers Harriman & Co	10/03/24	5,758
TRY	60,389,708	USD	1,703,638	Barclays Bank PLC	10/04/24	4,300
BRL	2,553,459	USD	447,614	Goldman Sachs Bank USA	11/04/24	2,375
BRL	4,384,835	USD	770,879	Goldman Sachs Bank USA	11/04/24	1,848
TRY	2,978,078	USD	80,445	JPMorgan Chase Bank, N.A.	11/06/24	459
TRY	2,562,587	USD	69,203	JPMorgan Chase Bank, N.A.	11/06/24	414
TRY	5,230,725	USD	141,104	JPMorgan Chase Bank, N.A.	11/07/24	849
TRY	15,763,162	USD	425,112	JPMorgan Chase Bank, N.A.	11/13/24	(2)
USD	137,070	TWD	4,394,738	BNP Paribas S.A.	11/18/24	(1,332)
USD	158,360	TWD	5,025,238	BNP Paribas S.A.	11/18/24	102
USD	3,692,000	TWD	118,317,524	Canadian Imperial Bk. of Comm.	11/18/24	(34,133)
USD	86,142	TWD	2,799,184	JPMorgan Chase Bank, N.A.	11/18/24	(2,012)
USD	825,597	TWD	25,952,642	Morgan Stanley International	11/18/24	8,279
USD	2,443,000	TWD	79,358,388	Royal Bank of Canada	11/18/24	(56,206)
TRY	20,885,507	USD	553,845	JPMorgan Chase Bank, N.A.	11/25/24	2,320
TRY	48,164,488	USD	1,275,796	Barclays Bank PLC	11/29/24	1,338
TRY	150,344,748	USD	3,973,170	Barclays Bank PLC	12/03/24	(3,623)
MXN	43,811,000	USD	2,204,337	Goldman Sachs Bank USA	12/18/24	(15,736)
TRY	6,284,772	USD	141,104	JPMorgan Chase Bank, N.A.	5/06/25	9,711
TRY	19,666,327	USD	442,447	JPMorgan Chase Bank, N.A.	5/20/25	29,484

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(3,276,853)
Unrealized Appreciation						2,367,235
Unrealized Depreciation						(5,644,088)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	360,000	(4,557)	4,286	(271)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	370,000	(4,684)	4,405	(279)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	770,000	(9,747)	9,169	(578)
American Electric Power, Inc.		Jun 2029	Bank of America, N.A.	(1%)	Quarterly		322,656	(10,148)	9,164	(984)
American Electric Power, Inc.		Jun 2029	Bank of America, N.A.	(3.2%)	Quarterly		404,344	(12,717)	11,484	(1,233)
American Electric Power, Inc.		Jun 2029	Goldman Sachs Intl.	(1%)	Quarterly		540,000	(16,983)	15,337	(1,646)
American Express Co.		Jun 2029	Goldman Sachs Intl.	(1%)	Quarterly		540,000	(17,544)	16,373	(1,171)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	900,000	1,579	(8,306)	(6,727)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	590,000	(16,834)	14,489	(2,345)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	760,000	(21,684)	18,586	(3,098)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	350,000	(9,986)	8,594	(1,392)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	550,000	(15,692)	13,510	(2,182)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		720,000	2,377	(6,421)	(4,044)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,140,000	7,065	(22,862)	(15,797)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		9,000,000	29,712	(143,197)	(113,485)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,000,000	19,808	(39,794)	(19,986)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		140,000	20,666	(31,067)	(10,401)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		470,000	69,378	(122,932)	(53,554)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		510,000	75,282	(139,396)	(64,114)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		710,000	104,805	(212,746)	(107,941)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs Bank USA	(3%)	Monthly		400,000	59,045	(77,174)	(18,129)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs Bank USA	(3%)	Monthly		330,000	48,712	(80,282)	(31,570)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs Bank USA	(3%)	Monthly		410,000	60,521	(99,757)	(39,236)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs Bank USA	(3%)	Monthly		780,000	115,138	(203,908)	(88,770)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs Bank USA	(3%)	Monthly		320,000	47,236	(76,362)	(29,126)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs Bank USA	(3%)	Monthly		580,000	85,615	(147,646)	(62,031)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs Bank USA	(3%)	Monthly		600,000	88,567	(98,299)	(9,732)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs Bank USA	(3%)	Monthly		550,000	81,187	(157,925)	(76,738)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		120,000	17,713	(31,525)	(13,812)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	16,237	(31,266)	(15,029)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,770,000	261,274	(532,688)	(271,414)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		880,000	129,899	(221,295)	(91,396)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	44,284	(50,255)	(5,971)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		220,000	32,475	(51,730)	(19,255)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	10,333	(17,206)	(6,873)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		670,000	98,900	(165,501)	(66,601)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		560,000	82,663	(128,142)	(45,479)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs Bank USA	(3%)	Monthly		700,000	77,038	(86,214)	(9,176)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs Bank USA	(3%)	Monthly		400,000	44,022	(57,095)	(13,073)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs Bank USA	(3%)	Monthly		400,000	44,022	(56,077)	(12,055)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		400,000	44,022	(52,665)	(8,643)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,011	(28,547)	(6,536)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,011	(27,853)	(5,842)
Dominion Energy, Inc.		Jun 2029	Goldman Sachs Intl.	(1%)	Quarterly		734,000	(21,692)	15,244	(6,448)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	800,000	(175,429)	162,375	(13,054)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	250,000	(54,822)	50,523	(4,299)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	950,000	13,330	(20,579)	(7,249)
Societe Generale		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,000,000	12,182	(6,593)	5,589
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	850,000	11,828	(17,840)	(6,012)

TOTAL BUY PROTECTION								1,508,418	(2,897,606)	(1,389,188)
Sell Protection
5-Year CDX N.A. HY Series 42	NR	Jun 2029	ICE	5%	Quarterly		32,165,484	406,766	0	406,766
5-Year CDX N.A. HY Series 42	NR	Jun 2029	ICE	5%	Quarterly		169,500,000	1,555,689	0	1,555,689
5-Year CDX N.A. IG Series 41	NR	Dec 2028	ICE	1%	Quarterly		1,500,000	2,480	0	2,480
5-Year CDX N.A. IG Series 42	NR	Jun 2029	ICE	1%	Quarterly		58,500,000	356,344	0	356,344
5-Year CDX N.A. IG Series 42	NR	Jun 2029	ICE	1%	Quarterly		405,000,000	617,108	0	617,108
CMBX N.A. AAA Index Series 12	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly		1,000,000	(811)	4,324	3,513
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,030,000	(23,208)	158,486	135,278
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		10,830,000	(35,753)	251,091	215,338
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		500,000	(5,310)	6,815	1,505
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		1,700,000	(18,054)	16,909	(1,145)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs Bank USA	0.5%	Monthly		2,960,000	(31,435)	78,562	47,127
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs Bank USA	0.5%	Monthly		6,460,000	(68,604)	165,091	96,487
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly		880,000	(9,345)	14,654	5,309
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		1,500,000	(22,228)	23,722	1,494
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		2,600,000	(38,528)	51,973	13,445
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly		9,700,000	(143,739)	195,303	51,564
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs Bank USA	0.5%	Monthly		3,400,000	(50,383)	68,207	17,824
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs Bank USA	0.5%	Monthly		2,800,000	(41,492)	36,880	(4,612)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,500,000	(37,046)	51,159	14,113
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Morgan Stanley Capital Services LLC	0.5%	Monthly		2,300,000	(34,083)	30,743	(3,340)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		1,500,000	(29,928)	31,370	1,442
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		2,700,000	(53,870)	67,398	13,528
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		9,700,000	(193,531)	243,684	50,153
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs Bank USA	0.5%	Monthly		2,700,000	(53,870)	60,953	7,083
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs Bank USA	0.5%	Monthly		3,200,000	(63,845)	80,448	16,603
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs Bank USA	0.5%	Monthly		2,600,000	(51,874)	69,677	17,803
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs Bank USA	0.5%	Monthly		400,000	(7,981)	10,151	2,170
The Boeing Co.	Baa3	Jun 2029	ICE	1%	Quarterly		800,000	(1,268)	0	(1,268)

TOTAL SELL PROTECTION								1,922,201	1,717,600	3,639,801
TOTAL CREDIT DEFAULT SWAPS								3,430,619	(1,180,006)	2,250,613

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
4.31%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Aug 2025		72,660,000	(8,237)	0	(8,237)
4.39%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Aug 2025		48,680,000	(45,982)	0	(45,982)
4.36%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Aug 2025		23,890,000	(11,575)	0	(11,575)
4.38%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Aug 2025		23,890,000	(17,277)	0	(17,277)
4.31%	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	At Maturity	CME	Aug 2025		15,147,000	(928)	0	(928)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026		85,227,000	(999,894)	0	(999,894)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027		41,977,000	(449,007)	0	(449,007)
6 month EURIBOR(4)	Semi-Annual	2.7%	Semi-Annual	LCH	Aug 2029	EUR	500,000	(5,407)	0	(5,407)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029		14,234,000	(287,503)	0	(287,503)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.69%	Annual	CME	Apr 2031		8,625,000	(56,477)	0	(56,477)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031		65,883,000	(1,514,849)	0	(1,514,849)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.61%	Annual	LCH	Aug 2034		1,200,000	(16,247)	0	(16,247)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.57%	Annual	LCH	Aug 2034		1,200,000	(11,597)	0	(11,597)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.6%	Annual	LCH	Aug 2034		1,000,000	(12,528)	0	(12,528)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.64%	Annual	LCH	Aug 2034		1,000,000	(16,235)	0	(16,235)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.56%	Annual	LCH	Aug 2034		1,000,000	(9,070)	0	(9,070)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.61%	Annual	LCH	Aug 2034		1,000,000	(13,697)	0	(13,697)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.6%	Annual	LCH	Aug 2034		900,000	(10,956)	0	(10,956)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.53%	Annual	LCH	Aug 2034		900,000	(6,190)	0	(6,190)
6 month EURIBOR(4)	Semi-Annual	2.58%	Annual	LCH	Aug 2034	EUR	800,000	(4,019)	0	(4,019)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.85%	Annual	LCH	Aug 2034		800,000	(26,823)	0	(26,823)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.8%	Annual	LCH	Aug 2034		800,000	(23,137)	0	(23,137)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.65%	Annual	LCH	Aug 2034		800,000	(13,084)	0	(13,084)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.72%	Annual	LCH	Aug 2034		800,000	(17,778)	0	(17,778)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.57%	Annual	LCH	Aug 2034		800,000	(7,992)	0	(7,992)
6 month EURIBOR(4)	Semi-Annual	2.71%	Annual	LCH	Aug 2034	EUR	700,000	(11,544)	0	(11,544)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.68%	Annual	LCH	Aug 2034		700,000	(13,454)	0	(13,454)
6 month EURIBOR(4)	Semi-Annual	2.59%	Annual	LCH	Aug 2034	EUR	600,000	(3,550)	0	(3,550)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.61%	Annual	LCH	Aug 2034		500,000	(6,517)	0	(6,517)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034		13,310,000	350,622	0	350,622
2.75%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Sep 2034	EUR	1,000,000	378	0	378
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Dec 2034		3,200,000	(26,093)	0	(26,093)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044		23,438,000	(477,957)	0	(477,957)
3.4%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	CME	Nov 2049		1,395,000	11,023	0	11,023
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.52%	Annual	CME	Dec 2053		15,755,000	(187,664)	0	(187,664)
2.49%	Semi-Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Feb 2054	EUR	1,666,170	(49,857)	0	(49,857)
2.51%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Feb 2054	EUR	1,666,170	(55,774)	0	(55,774)
2.51%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Feb 2054	EUR	1,633,000	(57,418)	0	(57,418)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR(4)	Annual	1%	Annual	LCH	Mar 2054	JPY	100,000,000	16,355	0	16,355
2.51%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Mar 2054	EUR	835,000	(29,090)	0	(29,090)
2.46%	Annual	3 month EURIBOR(4)	Semi-Annual	LCH	Mar 2054	EUR	351,000	(7,944)	0	(7,944)
2.54%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Apr 2054	EUR	1,357,000	(53,843)	0	(53,843)
2.44%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	May 2054	EUR	770,000	(11,385)	0	(11,385)
2.43%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Jun 2054	EUR	395,000	(6,445)	0	(6,445)
2.43%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Jun 2054	EUR	383,000	(6,276)	0	(6,276)
2.44%	Annual	6 month EURIBOR(4)	Semi-Annual	LCH	Jun 2054	EUR	269,000	5,151	0	5,151
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054		2,722,000	78,173	0	78,173
6 month EURIBOR(4)	Semi-Annual	2.5%	Annual	LCH	Sep 2054	EUR	900,000	14,298	0	14,298
TOTAL INTEREST RATE SWAPS								(4,115,300)	0	(4,115,300)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
SGD	-	Singapore dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,606,181,326 or 8.2% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,139,244.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $26,481,443.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,147,354.

(m)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,903,069.

(n)	Security or a portion of the security is on loan at period end.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(q)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(r)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(s)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(t)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(u)	Non-income producing
(v)	The coupon rate will be determined upon settlement of the loan after period end.
(w)	Affiliated Fund
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Investment made with cash collateral received from securities on loan.
(Aa)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(Ab)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	673,240,962	861,076,815	1,331,035,825	14,400,136	(890)	(1)	203,281,061	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	605,782,815	1,281,890,764	1,468,013,589	170,938	-	-	419,659,990	1.8%
Total	1,279,023,777	2,142,967,579	2,799,049,414	14,571,074	(890)	(1)	622,941,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	114,422,036	361,366,978	448,223,329	740,999	-	-	27,565,685
Fidelity SAI Long-Term Treasury Bond Index Fund	433,010,620	7,851,235	20,005,997	7,845,365	(8,094,296)	19,822,294	432,583,856
Fidelity SAI Total Bond Fund	4,455,694,529	93,766,443	823,651,385	93,759,040	(88,836,565)	202,175,203	3,839,148,225
Fidelity SAI U.S. Treasury Bond Index Fund	2,152,413,156	26,527,601	603,759,470	26,526,209	(64,514,431)	117,648,547	1,628,315,403
Fidelity U.S. Bond Index Fund	42,429,211	461,395	30,000,000	461,430	(1,299,473)	1,811,424	13,402,557
	7,197,969,552	489,973,652	1,925,640,181	129,333,043	(162,744,765)	341,457,468	5,941,015,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,581,621	-	-	3,581,621
Health Care	101,846	-	-	101,846

Corporate Bonds	4,804,137,852	-	4,797,039,214	7,098,638

U.S. Government and Government Agency Obligations	4,819,698,851	-	4,819,698,851	-

U.S. Government Agency - Mortgage Securities	7,177,467,136	-	7,177,467,136	-

Asset-Backed Securities	1,661,764,865	-	1,661,386,106	378,759

Collateralized Mortgage Obligations	495,209,275	-	495,186,566	22,709

Commercial Mortgage Securities	1,212,690,150	-	1,212,677,228	12,922

Municipal Securities	45,433,355	-	45,433,355	-

Foreign Government and Government Agency Obligations	168,229,237	-	168,229,237	-

Supranational Obligations	12,525,195	-	12,525,195	-

Bank Loan Obligations	27,177,959	-	26,683,642	494,317

Bank Notes	8,199,024	-	8,199,024	-

Commercial Paper	99,980,271	-	99,980,271	-

Fixed-Income Funds	25,206,244,652	25,206,244,652	-	-

Preferred Securities	72,544,612	-	72,544,612	-

Money Market Funds	841,723,171	841,723,171	-	-

Repurchase Agreements	2,432,040,000	-	2,432,040,000	-

Purchased Swaptions	4,281,419	-	4,281,419	-
Total Investments in Securities:	49,093,030,491	26,047,967,823	23,033,371,856	11,690,812
Derivative Instruments: Assets
Futures Contracts	574,068	574,068	-	-
Forward Foreign Currency Contracts	2,367,235	-	2,367,235	-
Swaps	5,315,324	-	5,315,324	-
Total Assets	8,256,627	574,068	7,682,559	-
Liabilities
Futures Contracts	(6,801,505)	(6,801,505)	-	-
Forward Foreign Currency Contracts	(5,644,088)	-	(5,644,088)	-
Swaps	(6,000,005)	-	(6,000,005)	-
Written Swaptions	(309,019)	-	(309,019)	-
Total Liabilities	(18,754,617)	(6,801,505)	(11,953,112)	-
Total Derivative Instruments:	(10,497,990)	(6,227,437)	(4,270,553)	-
Other Financial Instruments:
TBA Sale Commitments	(1,231,744,907)	-	(1,231,744,907)	-
Total Other Financial Instruments:	(1,231,744,907)	-	(1,231,744,907)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Purchased Swaptions (a)	520	0
Swaps (b)(c)	4,839,324	(1,408,705)
Written Swaptions (d)	0	(464)
Total Credit Risk	4,839,844	(1,409,169)
Foreign Exchange Risk
Forward Foreign Currency Contracts (e)	2,367,235	(5,644,088)
Total Foreign Exchange Risk	2,367,235	(5,644,088)
Interest Rate Risk
Futures Contracts (f)	574,068	(6,801,505)
Purchased Swaptions (a)	4,280,899	0
Swaps (b)	476,000	(4,591,300)
Written Swaptions (d)	0	(308,555)
Total Interest Rate Risk	5,330,967	(11,701,360)
Total Value of Derivatives	12,538,046	(18,754,617)

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(b)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(c)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(d)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
(e)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(f)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $409,366,664 and repurchase agreements of $2,432,040,000) - See accompanying schedule:
Unaffiliated issuers (cost $44,481,511,399)	$42,529,073,714
Fidelity Central Funds (cost $622,937,406)	622,941,051
Other affiliated issuers (cost $6,447,317,648)	5,941,015,726

Total Investment in Securities (cost $51,551,766,453)		$49,093,030,491
Segregated cash with brokers for derivative instruments		18,868,899
Restricted cash		3,308,773
Foreign currency held at value (cost $3,068,881)		3,074,476
Receivable for investments sold
Regular delivery		86,632,230
Delayed delivery		38,364,633
Receivable for premium on written options		389,144
Receivable for TBA sale commitments		1,222,341,309
Unrealized appreciation on forward foreign currency contracts		2,367,235
Receivable for fund shares sold		28,981,210
Dividends receivable		12,324,791
Interest receivable		125,516,512
Distributions receivable from Fidelity Central Funds		1,374,993
Receivable for daily variation margin on centrally cleared swaps		488,345
Bi-lateral OTC swaps, at value		1,900,937
Prepaid expenses		69,122
Other receivables		422,794
Total assets		50,639,455,894
Liabilities
Payable to custodian bank	$440,192
Segregated cash from brokers for mortgage/asset-backed securities	10,583,110
Payable for investments purchased
Regular delivery	1,473,071,208
Delayed delivery	3,592,130,774
TBA sale commitments, at value	1,231,744,907
Unrealized depreciation on forward foreign currency contracts	5,644,088
Payable for fund shares redeemed	50,105,624
Distributions payable	676,563
Bi-lateral OTC swaps, at value	1,407,437
Accrued management fee	1,516,265
Payable for daily variation margin on futures contracts	3,144,095
Written options, at value (premium receivable $389,144)	309,019
Other payables and accrued expenses	775,909
Collateral on securities loaned	419,659,990
Total liabilities		6,791,209,181
Net Assets		$43,848,246,713
Net Assets consist of:
Paid in capital		$50,563,540,337
Total accumulated earnings (loss)		(6,715,293,624)
Net Assets		$43,848,246,713
Net Asset Value, offering price and redemption price per share ($43,848,246,713 ÷ 4,730,095,178 shares)		$9.27
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$509,312,104
Affiliated issuers		129,802,121
Interest		385,993,715
Income from Fidelity Central Funds (including $170,938 from security lending)		14,571,074
Total income		1,039,679,014
Expenses
Management fee	$63,532,068
Custodian fees and expenses	181,687
Independent trustees' fees and expenses	121,921
Registration fees	257,391
Audit fees	42,862
Legal	36,668
Miscellaneous	156,593
Total expenses before reductions	64,329,190
Expense reductions	(55,920,711)
Total expenses after reductions		8,408,479
Net Investment income (loss)		1,031,270,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,208,589,823)
Fidelity Central Funds	(890)
Other affiliated issuers	(162,744,765)
Forward foreign currency contracts	814,353
Foreign currency transactions	(184,271)
Futures contracts	27,102,865
Swaps	3,747,625
Written options	312,361
Total net realized gain (loss)		(1,339,542,545)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,241,691,578
Fidelity Central Funds	(1)
Other affiliated issuers	341,457,468
Forward foreign currency contracts	(5,211,964)
Assets and liabilities in foreign currencies	73,183
Futures contracts	(8,868,681)
Swaps	(3,469,793)
Written options	19,328
TBA Sale commitments	(11,774,941)
Total change in net unrealized appreciation (depreciation)		2,553,916,177
Net gain (loss)		1,214,373,632
Net increase (decrease) in net assets resulting from operations		$2,245,644,167
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,031,270,535	$2,023,744,338
Net realized gain (loss)	(1,339,542,545)	(1,870,292,507)
Change in net unrealized appreciation (depreciation)	2,553,916,177	1,655,373,624
Net increase (decrease) in net assets resulting from operations	2,245,644,167	1,808,825,455
Distributions to shareholders	(982,014,130)	(1,968,339,756)

Share transactions
Proceeds from sales of shares	3,216,640,075	7,841,758,790
Reinvestment of distributions	953,931,128	1,780,344,557
Cost of shares redeemed	(7,921,509,002)	(12,557,686,674)

Net increase (decrease) in net assets resulting from share transactions	(3,750,937,799)	(2,935,583,327)
Total increase (decrease) in net assets	(2,487,307,762)	(3,095,097,628)

Net Assets
Beginning of period	46,335,554,475	49,430,652,103
End of period	$43,848,246,713	$46,335,554,475

Other Information
Shares
Sold	356,223,154	873,450,654
Issued in reinvestment of distributions	105,611,931	198,094,447
Redeemed	(875,747,952)	(1,398,370,378)
Net increase (decrease)	(413,912,867)	(326,825,277)

Financial Highlights
Strategic Advisers® Core Income Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$9.04	$10.42	$10.98	$11.13	$10.38
Income from Investment Operations
Net investment income (loss) B,C	.209	.375	.331	.250	.286	.354
Net realized and unrealized gain (loss)	.250	(.041)	(1.382)	(.468)	.116	.796
Total from investment operations	.459	.334	(1.051)	(.218)	.402	1.150
Distributions from net investment income	(.199)	(.364)	(.329)	(.252)	(.292)	(.350)
Distributions from net realized gain	-	-	-	(.090)	(.260)	(.050)
Total distributions	(.199)	(.364)	(.329)	(.342)	(.552)	(.400)
Net asset value, end of period	$9.27	$9.01	$9.04	$10.42	$10.98	$11.13
Total Return D,E	5.17%	3.78%	(10.12)%	(2.06)%	3.59%	11.25%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.04 % H	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.04% H	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.58% H	4.17%	3.53%	2.31%	2.54%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$43,848,247	$46,335,554	$49,430,652	$46,082,556	$41,506,260	$46,341,080
Portfolio turnover rate I	124 % H	112% J	116%	110%	109%	65%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and commercial paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers Core Income Fund	$422,695

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-Indexed securities and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$553,483,803
Gross unrealized depreciation	(3,059,727,164)
Net unrealized appreciation (depreciation)	$(2,506,243,361)
Tax cost	$51,578,586,056

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(741,645,475)
Long-term	(2,047,913,705)
Total capital loss carryforward	$(2,789,559,180)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Strategic Advisers Core Income Fund
Credit Risk
Purchased Options	(1,250)	(530)
Written Options	1,300	536
Swaps	1,239,350	2,267,497
Total Credit Risk	1,239,400	2,267,503
Foreign Exchange Risk
Forward Foreign Currency Contracts	814,353	(5,211,964)
Total Foreign Exchange Risk	814,353	(5,211,964)
Interest Rate Risk
Futures Contracts	27,102,865	(8,868,681)
Purchased Options	(339,362)	(399,066)
Written Options	311,061	18,792
Swaps	2,508,275	(5,737,290)
Total Interest Rate Risk	29,582,839	(14,986,245)
Totals	31,636,592	(17,930,706)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers Core Income Fund	18,421,510,616	22,937,483,766

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund redeemed shares of JPMorgan Core Plus Bond Fund Class A in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized loss on the Fund's redemptions of JPMorgan Core Plus Bond Fund Class A, which is included in "Net Realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.

Fund Name	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
JPMorgan Core Plus Bond Fund Class A	511,583,135	(87,099,159)	71,750,790
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. BlackRock Investment Management, LLC, FIAM LLC (an affiliate of the investment adviser), J.P. Morgan Investment Management, Inc., Pacific Investment Management Company LLC, PGIM, Inc. and TCW Investment Management LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers Core Income Fund	143

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers Core Income Fund	40,386
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers Core Income Fund	18,545	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $55,809,868.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $110,843.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	13%
Fidelity SAI Total Bond Fund	19%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.912889.114
SSC-SANN-1024
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Strategic Advisers® International Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 48.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
BT Group PLC	6,296,931	11,494,966
Cellnex Telecom SA (a)	436,027	16,837,222
Deutsche Telekom AG	2,386,618	67,906,483
Elisa Corp. (A Shares)	19,256	962,534
Hellenic Telecommunications Organization SA	152,055	2,464,076
HKT Trust/HKT Ltd. unit	5,569,630	7,078,283
Internet Initiative Japan, Inc.	66,500	1,348,741
KT Corp.	172,985	5,006,954
Liberty Global Ltd. Class C (b)	362,500	7,130,375
Nippon Telegraph & Telephone Corp.	14,471,200	15,466,773
Orange SA	632,483	7,214,059
PCCW Ltd.	115,000	65,038
Proximus	292,378	2,200,956
Singapore Telecommunications Ltd.	3,151,000	7,557,860
Telecom Italia SpA (c)	805,273	212,924
Telenor ASA	53,344	661,415
Telia Co. AB	184,010	570,585
United Internet AG	56,142	1,189,678
		155,368,922
Entertainment - 0.2%
Capcom Co. Ltd.	386,960	8,398,824
CTS Eventim AG	39,229	3,681,581
GungHo Online Entertainment, Inc.	100	2,073
Konami Group Corp.	8,300	746,313
MIXI, Inc.	31,100	586,515
Nexon Co. Ltd.	74,449	1,456,489
Nintendo Co. Ltd.	337,100	18,332,924
Nintendo Co. Ltd. ADR	11,008	149,709
Sea Ltd. ADR Class A (c)	119,340	9,345,515
Square Enix Holdings Co. Ltd.	89,800	3,309,068
Toho Co. Ltd.	17,300	662,818
		46,671,829
Interactive Media & Services - 0.3%
Auto Trader Group PLC (a)	117,838	1,316,979
CAR Group Ltd.	345,161	8,844,937
Hemnet Group AB	61,078	2,236,549
LY Corp.	5,184,340	14,207,704
NAVER Corp.	32,535	4,113,489
REA Group Ltd.	4,485	664,812
Scout24 AG (a)	6,285	480,068
SEEK Ltd.	139,389	2,174,663
Tencent Holdings Ltd.	491,400	23,832,856
Tencent Holdings Ltd. sponsored ADR	136,333	6,613,514
		64,485,571
Media - 0.2%
CyberAgent, Inc.	516,500	3,570,171
Hakuhodo DY Holdings, Inc. (b)	211,600	1,781,788
Informa PLC	513,962	5,629,386
JCDecaux SA (c)	176,003	3,632,318
Publicis Groupe SA	107,152	11,775,884
WPP PLC	2,201,425	21,087,336
		47,476,883
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL (For. Reg.)	836,500	6,075,140
KDDI Corp.	622,800	21,011,492
SoftBank Corp.	608,800	8,487,136
SoftBank Group Corp.	220,620	12,808,684
Tele2 AB (B Shares)	47,811	542,450
Vodafone Group PLC	4,799,365	4,704,365
Vodafone Group PLC sponsored ADR	819,529	8,006,798
		61,636,065
TOTAL COMMUNICATION SERVICES		375,639,270
CONSUMER DISCRETIONARY - 4.3%
Automobile Components - 0.4%
Aisin Seiki Co. Ltd.	12,900	448,619
ASTI Corp.	17,200	324,257
Autoliv, Inc. (depository receipt)	64,695	6,539,940
Bridgestone Corp.	145,200	5,675,943
Compagnie Generale des Etablissements Michelin SCA Series B	174,659	6,857,886
Continental AG	8,647	584,681
DENSO Corp.	2,627,110	40,783,014
Dowlais Group PLC	3,669,183	3,127,361
FCC Co. Ltd.	12,400	197,124
Fuyao Glass Industries Group Co. Ltd. (A Shares)	243,400	1,643,892
JTEKT Corp.	72,300	554,898
Koito Manufacturing Co. Ltd. (b)	179,200	2,626,894
Magna International, Inc. (b)	122,611	5,153,340
Musashi Seimitsu Industry Co. Ltd.	97,300	1,374,407
Nokian Tyres PLC	134,160	1,271,528
Stanley Electric Co. Ltd.	145,400	2,771,442
Sumitomo Electric Industries Ltd.	59,000	972,033
Tokai Rika Co. Ltd.	27,400	371,481
Toyoda Gosei Co. Ltd.	8,100	144,641
TPR Co. Ltd. (b)	19,100	304,419
Valeo SA	200,049	2,138,367
		83,866,167
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	29,153	2,705,518
Ferrari NV	10,145	5,039,935
Honda Motor Co. Ltd.	636,200	7,020,629
Isuzu Motors Ltd.	1,314,800	19,745,834
Mahindra & Mahindra Ltd.	146,935	4,916,937
Mazda Motor Corp.	44,200	373,322
Mercedes-Benz Group AG (Germany)	181,449	12,506,388
Renault SA	133,668	6,346,146
Stellantis NV	58,821	984,544
Stellantis NV (Italy)	340,780	5,702,458
Subaru Corp.	766,360	14,699,234
Suzuki Motor Corp.	1,068,800	12,381,235
Toyota Motor Corp.	722,300	13,790,827
Volkswagen AG	1,003	112,041
Yamaha Motor Co. Ltd.	460,000	3,986,730
		110,311,778
Broadline Retail - 0.4%
Alibaba Group Holding Ltd. sponsored ADR	24,220	2,018,495
Dollarama, Inc.	67,531	6,840,041
MercadoLibre, Inc. (c)	3,958	8,160,050
Next PLC	88,415	11,803,132
Pan Pacific International Holdings Ltd.	476,490	12,085,812
Prosus NV	720,110	26,692,732
Rakuten Group, Inc. (c)	1,597,600	11,294,340
Wesfarmers Ltd.	96,064	4,720,519
		83,615,121
Distributors - 0.0%
D'ieteren Group	4,948	1,197,825
Inchcape PLC	976,897	10,930,809
		12,128,634
Diversified Consumer Services - 0.0%
Global Kids Co. Corp.	15,500	81,322
Pearson PLC	491,000	6,842,604
		6,923,926
Hotels, Restaurants & Leisure - 0.9%
Accor SA	632,663	26,624,090
Amadeus IT Holding SA Class A	694,978	46,815,856
Aristocrat Leisure Ltd.	683,203	25,299,324
Compass Group PLC	1,665,350	52,633,884
Entain PLC	466,500	3,957,748
Evolution AB (a)	74,686	7,763,659
Flutter Entertainment PLC (c)	14,408	3,065,368
Genting Singapore Ltd.	541,500	334,042
Greggs PLC	53,914	2,254,439
InterContinental Hotel Group PLC	125,640	12,513,828
Meituan Class B (a)(c)	205,600	3,111,018
Sands China Ltd. (c)	1,186,000	2,165,821
Sodexo SA	165,133	14,694,310
The Indian Hotels Co. Ltd.	241,040	1,861,674
Trainline PLC (a)(c)	463,945	1,827,897
Trip.com Group Ltd. (c)	42,000	1,978,326
Whitbread PLC	118,641	4,495,154
Yum China Holdings, Inc.	78,355	2,649,183
Yum China Holdings, Inc. (Hong Kong)	6,000	206,366
		214,251,987
Household Durables - 0.5%
Barratt Developments PLC	1,217,179	8,107,699
Berkeley Group Holdings PLC	220,590	14,502,737
Haier Smart Home Co. Ltd. (A Shares)	27,900	97,305
Iida Group Holdings Co. Ltd.	53,800	827,848
Panasonic Holdings Corp.	1,501,400	12,452,613
Persimmon PLC	534,168	11,533,035
Sekisui Chemical Co. Ltd.	96,700	1,465,482
Sekisui House Ltd.	215,700	5,538,941
Sony Group Corp.	671,035	65,354,894
		119,880,554
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	51,800	1,108,001
Games Workshop Group PLC	27,415	3,766,031
GLOBERIDE, Inc.	85,300	1,114,461
Mars Group Holdings Corp.	11,700	296,522
Yamaha Corp.	92,300	2,207,901
YONEX Co. Ltd.	44,600	584,843
		9,077,759
Specialty Retail - 0.5%
ABC-MART, Inc. (b)	22,000	450,113
Fast Retailing Co. Ltd.	57,870	18,466,622
H&M Hennes & Mauritz AB (B Shares) (b)	485,957	7,690,541
Haruyama Holdings, Inc. (b)	38,400	152,087
IDOM, Inc.	7,400	58,009
Industria de Diseno Textil SA	437,750	23,715,352
JD Sports Fashion PLC	2,049,870	3,713,744
Kingfisher PLC	8,004,908	30,080,226
Kojima Co. Ltd. (b)	211,700	1,445,219
Super Retail Group Ltd.	62,280	752,874
Trent Ltd.	27,345	2,335,015
United Arrows Ltd.	13,600	202,991
WH Smith PLC	805,273	13,568,559
Zalando SE (a)(c)	479,693	12,429,122
ZOZO, Inc.	99,100	3,147,420
		118,207,894
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	74,654	19,145,227
Brunello Cucinelli SpA	24,613	2,414,640
Burberry Group PLC	354,290	3,112,614
Compagnie Financiere Richemont SA Series A	371,010	58,583,810
Hermes International SCA	11,349	27,210,505
Kering SA	149,248	42,797,562
Li Ning Co. Ltd.	1,508,000	2,835,066
LVMH Moet Hennessy Louis Vuitton SE	103,135	76,765,107
Moncler SpA	137,289	8,410,498
NIKE, Inc. Class B	24,695	2,057,587
Pandora A/S	6,845	1,197,959
Samsonite International SA (a)	1,065,900	2,711,977
Swatch Group AG (Bearer) (Reg.)	4,422	184,152
Titan Co. Ltd.	26,036	1,107,202
Yue Yuen Industrial (Holdings) Ltd.	568,000	984,811
		249,518,717
TOTAL CONSUMER DISCRETIONARY		1,007,782,537
CONSUMER STAPLES - 3.8%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	706,860	43,381,492
Coca-Cola HBC AG	16,801	622,226
Davide Campari Milano NV	806,390	7,437,704
Diageo PLC	2,310,847	75,036,304
Heineken Holding NV	128,796	9,688,353
Heineken NV (Bearer)	260,271	23,482,732
Kirin Holdings Co. Ltd.	644,400	9,708,537
Pernod Ricard SA	109,355	15,569,475
Suntory Beverage & Food Ltd.	92,500	3,385,149
Treasury Wine Estates Ltd.	1,142,120	8,835,892
Varun Beverages Ltd.	58,535	1,047,954
		198,195,818
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard, Inc. (multi-vtg.)	383,012	21,864,069
Bid Corp. Ltd.	101,116	2,547,304
Carrefour SA	655,800	10,565,116
Clicks Group Ltd.	57,276	1,200,503
MatsukiyoCocokara & Co.	107,200	1,721,770
Ocado Group PLC (b)(c)	405,231	1,815,832
Raia Drogasil SA	318,384	1,556,909
Seven & i Holdings Co. Ltd. (b)	4,019,700	57,899,048
Sonae SGPS SA	1,188,749	1,245,713
Sugi Holdings Co. Ltd.	12,400	214,343
Sundrug Co. Ltd.	47,200	1,368,958
Tesco PLC	5,623,104	26,216,882
Wal-Mart de Mexico SA de CV Series V	1,144,700	3,648,416
Welcia Holdings Co. Ltd. (b)	85,100	1,170,933
		133,035,796
Food Products - 0.8%
Ajinomoto Co., Inc.	356,150	13,635,485
Barry Callebaut AG	1,500	2,428,092
Britannia Industries Ltd.	21,699	1,515,513
Chocoladefabriken Lindt & Spruengli AG	470	6,203,635
Danone SA	554,628	38,539,423
Ezaki Glico Co. Ltd.	153,000	4,332,855
Itoham Yonekyu Holdings, Inc.	29,800	807,223
Megmilk Snow Brand Co. Ltd.	126,700	2,291,503
Meiji Holdings Co. Ltd.	18,400	456,381
Morozoff Ltd.	2,700	83,573
Mowi ASA	54,955	957,055
Nestle India Ltd.	34,530	1,030,010
Nestle SA (Reg. S)	801,238	85,924,882
Nissin Food Holdings Co. Ltd.	79,520	2,071,904
Orkla ASA	386,179	3,430,064
Salmar ASA	3,876	201,372
Toyo Suisan Kaisha Ltd.	224,000	13,920,514
WH Group Ltd. (a)	649,500	473,103
Wilmar International Ltd.	2,433,500	5,855,542
Yakult Honsha Co. Ltd.	56,400	1,187,104
		185,345,233
Household Products - 0.3%
Essity AB (B Shares)	573,498	17,403,437
Henkel AG & Co. KGaA	19,212	1,597,567
Lion Corp.	302,400	3,070,749
Reckitt Benckiser Group PLC	907,420	52,205,314
Unicharm Corp.	44,800	1,554,366
		75,831,433
Personal Care Products - 1.0%
Beiersdorf AG	111,455	16,108,708
Haleon PLC	9,310,410	46,894,220
Kao Corp. (b)	336,560	15,081,817
Kose Corp.	23,100	1,402,370
L'Oreal SA	101,203	44,403,308
Puig Brands SA Class B	107,459	3,012,392
Rohto Pharmaceutical Co. Ltd.	672,100	15,980,707
Unilever PLC	1,526,646	98,966,763
		241,850,285
Tobacco - 0.2%
British American Tobacco PLC:
(United Kingdom)	1,148,887	43,004,614
sponsored ADR	127,200	4,778,904
Imperial Brands PLC sponsored ADR	15,412	442,324
Japan Tobacco, Inc.	147,300	4,234,913
		52,460,755
TOTAL CONSUMER STAPLES		886,719,320
ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Tenaris SA	349,700	5,146,452
Vallourec SA (b)(c)	439,280	7,033,628
		12,180,080
Oil, Gas & Consumable Fuels - 2.4%
Aker BP ASA	1,026,169	24,566,557
BP PLC	10,404,662	58,903,709
BP PLC sponsored ADR	699,882	23,767,993
Cameco Corp. (b)	63,411	2,589,705
CSC Nanjing Tanker Corp. (A Shares) (c)	3,323,200	1,429,434
ENEOS Holdings, Inc.	2,247,150	12,135,747
Eni SpA	2,226,521	36,232,696
Eni SpA sponsored ADR (b)	6,480	211,054
Equinor ASA	900,746	24,169,338
Equinor ASA sponsored ADR (b)	44,438	1,194,938
Galp Energia SGPS SA	915,197	18,978,718
Gazprom OAO (c)(d)	3,670,010	394,192
Gazprom OAO sponsored ADR (Reg. S) (c)(d)	33,845	9,477
Idemitsu Kosan Co. Ltd.	80,500	583,142
INPEX Corp.	902,360	13,391,272
Japan Petroleum Exploration Co. Ltd.	18,600	740,488
Koninklijke Vopak NV	10,604	487,387
LUKOIL PJSC (c)(d)	35,755	11,360
OMV AG	123,777	5,388,094
Paladin Energy Ltd. (Australia) (c)	1,003,640	6,650,481
Parkland Corp.	63,476	1,717,783
Petroleo Brasileiro SA - Petrobras:
(ON)	86,300	657,515
(PN) sponsored ADR ADR (non-vtg.)	436,451	6,084,127
Reliance Industries Ltd.	454,000	16,350,444
Repsol SA	539,539	7,408,937
Rosneft Oil Co. OJSC (c)(d)	420,640	72,209
San-Ai Obbli Co. Ltd.	55,400	763,981
Santos Ltd.	3,489,810	17,014,125
Shell PLC:
ADR	167,564	12,007,636
(Amsterdam)	739,733	26,252,286
(London)	2,235,085	79,197,023
rights (c)(e)	2,269,545	780,723
rights (c)(e)	1,031,902	357,576
TotalEnergies SE	1,850,168	127,276,437
Whitehaven Coal Ltd.	2,501,389	11,326,606
Woodside Energy Group Ltd.	1,326,907	24,307,946
		563,411,136
TOTAL ENERGY		575,591,216
FINANCIALS - 10.6%
Banks - 5.3%
ABN AMRO Bank NV:
GDR (Bearer) (a)	40,746	697,679
rights (c)(e)	40,746	27,024
Agricultural Bank of China Ltd. (H Shares)	4,713,000	2,085,184
AIB Group PLC	8,161,230	49,121,652
AIB Group PLC	9,418	55,597
ANZ Group Holdings Ltd.	796,646	16,391,979
Banca Monte dei Paschi di Siena SpA	400,798	2,329,515
Banco Bilbao Vizcaya Argentaria SA	986,219	10,476,987
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	52,074	554,588
Banco BPM SpA	108,690	738,177
Banco Bradesco SA (PN) sponsored ADR ADR	4,764,247	13,244,607
Banco Comercial Portugues SA (Reg.)	726,365	333,936
Banco de Sabadell SA	4,752,577	10,207,548
Banco Santander SA	3,709	18,193
Banco Santander SA (Spain)	4,841,070	24,072,305
Banco Santander SA (Spain) sponsored ADR	146,996	732,040
Bank Hapoalim BM (Reg.)	105,676	1,048,464
Bank Leumi le-Israel BM	126,675	1,216,398
Bank of China Ltd. (H Shares)	9,426,000	4,279,161
Bank of Ireland Group PLC	3,648,751	41,825,625
Bank of Ningbo Co. Ltd. (A Shares)	336,300	960,417
Bankinter SA	993,535	8,781,636
Barclays PLC	22,635,622	68,440,569
Barclays PLC sponsored ADR	938,827	11,425,525
BAWAG Group AG (a)	108,442	8,289,134
BNP Paribas SA	1,033,642	71,494,554
BOC Hong Kong (Holdings) Ltd.	1,990,650	6,279,975
CaixaBank SA	10,483,745	63,145,174
Chiba Bank Ltd.	1,702,680	14,267,617
China Construction Bank Corp. (H Shares)	2,878,000	2,037,313
China Merchants Bank Co. Ltd.:
(A Shares)	104,800	475,171
(H Shares)	106,500	441,827
Commerzbank AG	271,677	4,018,171
Concordia Financial Group Ltd.	88,900	499,261
Credicorp Ltd. (United States)	8,511	1,517,937
Danske Bank A/S	57,931	1,807,956
DBS Group Holdings Ltd.	1,040,290	28,985,742
DNB Bank ASA	1,325,439	27,998,949
Erste Group Bank AG	68,755	3,762,848
Erste Group Bank AG	3,409	186,346
FinecoBank SpA	757,092	12,925,758
First International Bank of Israel	2,775	113,929
HDFC Bank Ltd.	1,082,288	21,173,183
HDFC Bank Ltd. sponsored ADR	58,100	3,550,491
HSBC Holdings PLC (United Kingdom)	4,310,605	37,892,935
Huaxia Bank Co. Ltd. (A Shares)	794,700	674,695
ICICI Bank Ltd.	360,975	5,296,262
Industrial & Commercial Bank of China Ltd. (H Shares)	18,859,000	10,859,077
ING Groep NV:
(Certificaten Van Aandelen)	4,198,962	76,346,105
sponsored ADR (b)	271,643	4,946,619
Intesa Sanpaolo SpA	8,072,940	33,739,903
Israel Discount Bank Ltd. (Class A)	104,164	574,878
Japan Post Bank Co. Ltd.	295,000	2,752,445
Jiangsu Suzhou Rural Commercial Bank Co. Ltd.	229,200	148,366
Jyske Bank A/S (Reg.)	22,223	1,783,280
KBC Group NV	442,543	34,409,416
Kyoto Financial Group, Inc.	195,670	3,091,851
Lloyds Banking Group PLC	70,342,380	54,341,789
Mebuki Financial Group, Inc.	882,000	3,440,156
Mediobanca SpA	43,038	727,172
Mitsubishi UFJ Financial Group, Inc.	2,599,943	27,429,986
Mizrahi Tefahot Bank Ltd.	12,978	494,274
Mizuho Financial Group, Inc.	892,080	18,524,915
National Bank of Canada	127,216	11,657,258
National Bank of Greece SA	461,627	4,009,800
NatWest Group PLC	11,238,183	51,197,657
Nordea Bank Abp	524,564	6,191,655
Nordea Bank Abp	20,579	242,748
Nordea Bank Abp (Helsinki Stock Exchange)	160,100	1,891,666
North Pacific Bank Ltd.	26,100	76,770
Ping An Bank Co. Ltd. (A Shares)	4,676,413	6,700,611
PT Bank Central Asia Tbk	24,874,400	16,617,805
Rakuten Bank Ltd. (c)	166,000	3,775,566
Resona Holdings, Inc.	3,124,800	22,026,858
Sberbank of Russia (c)(d)	1,813,540	11,445
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,146,600	1,363,162
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	2,861,384	2,663,348
Shinhan Financial Group Co. Ltd.	27,241	1,151,694
Shizuoka Financial Group	36,200	321,291
Skandinaviska Enskilda Banken AB (A Shares)	770,955	11,862,925
Societe Generale Series A	637,274	15,404,791
Standard Chartered PLC:
(Hong Kong)	12,100	123,517
(United Kingdom)	2,951,225	30,366,328
Sumitomo Mitsui Financial Group, Inc.	826,920	54,571,133
Sumitomo Mitsui Trust Holdings, Inc.	694,360	17,303,378
Svenska Handelsbanken AB (A Shares)	751,797	7,755,581
Swedbank AB (A Shares)	70,388	1,503,976
Sydbank A/S	50,229	2,544,164
UniCredit SpA	1,642,711	68,279,498
United Overseas Bank Ltd.	1,788,124	43,012,539
		1,242,137,430
Capital Markets - 1.8%
3i Group PLC	778,082	32,683,070
Allfunds Group PLC	337,628	2,026,552
Amundi SA (a)	205,760	15,466,403
Antin Infrastructure Partners SA	14,200	196,522
Azimut Holding SpA	131,942	3,325,350
Banca Generali SpA	73,686	3,285,794
Bridgepoint Group PLC (a)	896,150	3,561,341
Brookfield Corp. (Canada) Class A (b)	154,758	7,785,844
China Galaxy Securities Co. Ltd. (H Shares)	1,109,000	587,367
CVC Capital Partners PLC (a)	433,396	9,169,513
Daiwa Securities Group, Inc.	389,600	2,862,237
Deutsche Bank AG	122,527	1,997,489
Deutsche Bank AG (NY Shares)	347,649	5,701,444
Deutsche Borse AG	211,255	47,494,657
Euronext NV (a)	283,994	30,325,345
Georgia Capital PLC (c)	75,897	1,018,684
Hong Kong Exchanges and Clearing Ltd.	352,060	10,742,485
Intermediate Capital Group PLC	245,519	6,855,077
Japan Exchange Group, Inc.	232,200	5,349,542
JTC PLC (a)	218,000	3,109,211
Julius Baer Group Ltd.	734,817	43,000,373
London Stock Exchange Group PLC	494,313	66,723,654
Macquarie Group Ltd.	216,931	31,663,835
Nomura Holdings, Inc.	570,400	3,349,061
Nomura Holdings, Inc. sponsored ADR	32,822	192,009
Partners Group Holding AG	11,396	16,369,056
Quilter PLC (a)	401,539	731,422
S&P Global, Inc.	24,900	12,779,676
SBI Holdings, Inc. Japan (b)	534,300	13,040,443
Singapore Exchange Ltd.	73,200	607,499
UBS Group AG	1,541,100	47,082,368
UBS Group AG (b)	216,098	6,647,174
		435,730,497
Consumer Finance - 0.0%
Credit Saison Co. Ltd.	8,700	191,925
Financial Services - 0.5%
Adyen BV (a)(c)	8,661	12,781,937
Challenger Ltd.	465,869	2,169,425
Edenred SA	101,401	4,282,908
Eurazeo SA	3,241	255,439
EXOR NV	129,447	14,394,926
Groupe Bruxelles Lambert SA	71,700	5,528,188
Industrivarden AB:
(A Shares)	11,339	407,701
(C Shares)	51,499	1,847,669
Investor AB:
(A Shares)	2,454	72,677
(B Shares)	621,631	18,485,716
L E Lundbergforetagen AB (B Shares)	6,190	339,394
Mitsubishi HC Capital, Inc.	493,900	3,542,336
ORIX Corp.	1,151,160	28,694,350
Paragon Banking Group PLC	170,220	1,715,746
Visa, Inc. Class A	77,678	21,467,869
Wise PLC (c)	197,612	1,828,345
Worldline SA (a)(b)(c)	657,814	6,023,691
Zenkoku Hosho Co. Ltd.	7,000	281,599
		124,119,916
Insurance - 3.0%
AEGON NV	120,977	740,918
Ageas	47,469	2,441,008
AIA Group Ltd.	6,468,176	45,553,320
Allianz SE	285,034	88,547,601
Aon PLC	44,542	15,309,976
ASR Nederland NV	112,299	5,492,988
Aviva PLC	1,515,005	10,039,804
AXA SA	1,760,112	66,988,341
Baloise Holdings AG	3,709	716,013
Beazley PLC	1,852,631	18,247,952
Chubb Ltd.	11,937	3,392,257
Dai-ichi Mutual Life Insurance Co.	361,900	10,340,354
Definity Financial Corp.	94,662	3,512,114
Generali	1,359,329	37,384,745
Hannover Reuck SE	65,618	18,590,499
Hiscox Ltd.	973,107	15,041,841
Intact Financial Corp.	39,701	7,471,795
Japan Post Holdings Co. Ltd.	1,085,500	10,540,169
Japan Post Insurance Co. Ltd.	98,000	1,840,140
Legal & General Group PLC	8,307,490	24,417,087
Mandatum Holding OY	382,847	1,811,715
MAPFRE SA (Reg.)	1,272,068	3,203,196
Marsh & McLennan Companies, Inc.	62,100	14,128,371
MS&AD Insurance Group Holdings, Inc.	791,800	18,251,444
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	64,361	34,811,077
NN Group NV	58,788	2,878,153
Ping An Insurance Group Co. of China Ltd.:
ADR	80,310	759,733
(H Shares)	1,013,000	4,795,787
Poste Italiane SpA (a)	555,052	7,700,109
Prudential PLC	3,756,208	32,336,757
QBE Insurance Group Ltd.	542,991	5,803,195
Sampo Oyj (A Shares)	236,784	10,576,955
Samsung Fire & Marine Insurance Co. Ltd.	14,186	3,675,184
Sompo Holdings, Inc.	294,000	6,898,009
Steadfast Group Ltd.	2,381,501	10,429,116
Storebrand ASA (A Shares)	711,516	7,674,912
Sun Life Financial, Inc.	166,757	9,089,874
Swiss Life Holding AG	2,511	2,026,406
Swiss Re Ltd.	61,391	8,355,907
T&D Holdings, Inc.	225,100	3,770,144
Talanx AG	66,137	5,691,445
Tokio Marine Holdings, Inc.	1,664,500	63,341,736
Topdanmark A/S	15,314	847,386
UNIQA Insurance Group AG	110,504	945,450
Willis Towers Watson PLC	50,877	14,861,680
Zurich Insurance Group Ltd.	92,506	53,697,533
Zurich Insurance Group Ltd. ADR (b)	9,778	284,344
		715,254,540
TOTAL FINANCIALS		2,517,434,308
HEALTH CARE - 6.2%
Biotechnology - 0.2%
Argenx SE (c)	44,917	23,211,404
Argenx SE ADR (c)	10,818	5,596,368
BioNTech SE ADR (c)	43,860	3,869,329
CSL Ltd.	61,042	12,690,708
Genmab A/S (c)	21,526	5,986,654
		51,354,463
Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)	356,663	34,531,339
ConvaTec Group PLC (a)	3,539,564	11,109,937
DiaSorin SpA	18,439	2,119,777
Elekta AB (B Shares)	470,260	3,210,419
EssilorLuxottica SA	142,147	33,657,095
Fisher & Paykel Healthcare Corp.	8,603	191,463
Getinge AB (B Shares)	19,080	396,904
Hogy Medical Co. Ltd.	9,500	287,554
Hoya Corp.	175,910	24,781,903
Koninklijke Philips Electronics NV	1,320,264	39,767,314
Olympus Corp.	1,674,900	30,469,913
Siemens Healthineers AG (a)	414,874	24,113,278
Smith & Nephew PLC	1,138,495	17,532,034
Terumo Corp.	1,039,740	19,128,400
		241,297,330
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	13,945	1,152,311
Fresenius SE & Co. KGaA (c)	639,180	23,577,559
Galenica AG (a)	20,585	1,783,525
Max Healthcare Institute Ltd.	107,241	1,103,239
Medipal Holdings Corp.	14,500	253,172
Sonic Healthcare Ltd.	498,700	9,343,248
Suzuken Co. Ltd.	104,600	3,692,017
		40,905,071
Health Care Technology - 0.0%
M3, Inc.	586,400	5,702,250
Pro Medicus Ltd.	32,677	3,333,096
		9,035,346
Life Sciences Tools & Services - 0.4%
Addlife AB	198,700	3,154,214
Agilent Technologies, Inc.	104,039	14,869,254
Bruker Corp.	132,814	8,923,773
Eurofins Scientific SA	148,800	8,493,929
Evotec OAI AG (b)(c)	135,982	1,002,980
ICON PLC (c)	51,669	16,640,518
Lonza Group AG	14,259	9,319,805
QIAGEN NV (Germany)	295,278	13,535,821
Siegfried Holding AG	1,832	2,409,477
Stevanato Group SpA (b)	47,455	1,038,315
Tecan Group AG	8,784	2,945,050
Thermo Fisher Scientific, Inc.	11,400	7,011,798
		89,344,934
Pharmaceuticals - 4.4%
Astellas Pharma, Inc.	1,463,500	18,186,860
AstraZeneca PLC:
(United Kingdom)	644,228	112,911,030
sponsored ADR	319,389	27,984,864
Bayer AG	198,040	6,114,843
Chugai Pharmaceutical Co. Ltd.	584,100	29,486,847
Daiichi Sankyo Co. Ltd.	818,440	34,356,170
Eisai Co. Ltd.	210,140	8,820,182
Galderma Group AG	214,272	20,745,351
GSK PLC	3,139,618	68,379,534
GSK PLC sponsored ADR	255,593	11,223,089
Hikma Pharmaceuticals PLC	13,835	360,301
Kyowa Kirin Co., Ltd.	77,700	1,767,238
Merck KGaA	158,489	30,807,819
Novartis AG	682,357	82,441,121
Novartis AG sponsored ADR	5,810	702,371
Novo Nordisk A/S:
Series B	1,655,137	229,915,364
Series B sponsored ADR	43,101	5,997,935
Ono Pharmaceutical Co. Ltd.	30,000	443,501
Orion Oyj (B Shares)	9,480	502,687
Otsuka Holdings Co. Ltd.	201,400	11,784,497
Recordati SpA	121,500	7,118,223
Roche Holding AG (participation certificate)	496,379	168,034,618
Sandoz Group AG	196,196	8,609,036
Sanofi SA	697,441	78,279,461
Santen Pharmaceutical Co. Ltd.	230,300	2,956,139
Shionogi & Co. Ltd.	82,000	3,819,730
Takeda Pharmaceutical Co. Ltd.	847,300	25,225,817
Takeda Pharmaceutical Co. Ltd. ADR (b)	26,078	388,301
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	400,583	7,559,001
UCB SA	173,005	31,305,943
		1,036,227,873
TOTAL HEALTH CARE		1,468,165,017
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
Airbus Group NV	76,822	11,800,973
BAE Systems PLC	1,413,504	25,414,505
BAE Systems PLC sponsored ADR	19,117	1,367,248
Dassault Aviation SA	67,000	14,427,239
Hanwha Aerospace Co. Ltd. (d)	7,225	1,566,577
Kongsberg Gruppen ASA	19,679	2,081,894
Leonardo SpA	100,033	2,538,836
Melrose Industries PLC	1,302,808	8,245,202
MTU Aero Engines AG	64,682	19,304,860
Rheinmetall AG	43,782	26,230,970
Rolls-Royce Holdings PLC (c)	10,296,565	67,508,368
Safran SA	213,621	46,812,024
Singapore Technologies Engineering Ltd.	124,500	424,557
Thales SA	85,637	14,388,797
		242,112,050
Air Freight & Logistics - 0.2%
DHL Group	748,372	32,483,535
DSV A/S	35,043	6,257,586
Nippon Express Holdings, Inc.	6,700	340,706
		39,081,827
Building Products - 0.4%
AGC, Inc.	93,500	2,938,224
ASSA ABLOY AB (B Shares)	302,450	9,771,581
Belimo Holding AG (Reg.)	4,075	2,732,486
Compagnie de St.-Gobain	573,496	50,115,452
Daikin Industries Ltd.	96,928	12,383,625
Kingspan Group PLC (Ireland)	241,113	20,975,621
LIXIL Group Corp.	19,000	224,909
Noritz Corp.	6,700	89,599
Sekisui Jushi Corp.	38,100	624,445
Toto Ltd.	20,900	722,400
Xinyi Glass Holdings Ltd.	942,000	852,871
		101,431,213
Commercial Services & Supplies - 0.1%
Boyd Group Services, Inc.	5,906	984,122
Brambles Ltd.	114,321	1,410,604
Element Fleet Management Corp.	559,437	11,602,615
Japan Elevator Service Holdings Co. Ltd.	61,200	1,196,454
Pluxee France SA	145,200	3,442,010
RB Global, Inc.	80,401	6,924,938
Secom Co. Ltd.	12,600	919,392
Toppan Holdings, Inc.	19,300	578,644
		27,058,779
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	18,829	855,854
China State Construction Engineering Corp. Ltd. (A Shares)	2,780,080	2,113,265
COMSYS Holdings Corp.	17,500	383,781
Kajima Corp.	38,500	700,132
Kinden Corp.	38,800	828,073
Nishimatsu Construction Co. Ltd.	19,200	689,514
Obayashi Corp.	53,300	679,603
Okumura Corp.	6,000	190,232
Sanki Engineering Co. Ltd.	48,300	770,474
Taisei Corp.	166,100	7,502,280
VINCI SA	47,689	5,699,547
WorleyParsons Ltd.	561,492	5,788,098
		26,200,853
Electrical Equipment - 1.4%
ABB Ltd.:
(Reg.)	664,069	38,188,486
(Sweden)	35,524	2,031,485
sponsored ADR	18,552	1,065,070
China XD Electric Co. Ltd. (A Shares)	694,100	676,407
Eurogroup Laminations SpA (b)	138,293	564,698
Fuji Electric Co. Ltd.	158,530	9,451,724
Furukawa Electric Co. Ltd.	265,200	6,530,679
Havells India Ltd.	97,895	2,217,891
Henan Pinggao Electric Co. Ltd. (A Shares)	1,315,000	3,408,624
Hirakawa Hewtech Corp.	84,000	825,693
Legrand SA	577,109	64,638,244
Mitsubishi Electric Corp. (b)	3,705,000	62,414,606
Prysmian SpA	491,063	34,414,854
Schneider Electric SA	377,400	96,274,788
SWCC Showa Holdings Co. Ltd.	34,200	1,256,269
Vestas Wind Systems A/S (c)	148,570	3,394,524
Warom Technology, Inc. Co.	224,300	545,032
Weg SA	277,200	2,663,327
		330,562,401
Ground Transportation - 0.2%
Aurizon Holdings Ltd.	167,890	384,091
Ayvens SA (a)	167,537	1,164,879
Canadian National Railway Co.	9,176	1,081,184
Canadian Pacific Kansas City Ltd.	82,547	6,846,448
Canadian Pacific Kansas City Ltd.	271,224	22,514,621
Central Japan Railway Co.	250,300	5,794,121
Grab Holdings Ltd. (c)	1,270,502	4,091,016
Hankyu Hanshin Holdings, Inc.	19,200	587,203
Rumo SA	423,700	1,642,641
TFI International, Inc. (Canada)	34,867	5,160,259
Tokyu Corp.	12,700	154,852
		49,421,315
Industrial Conglomerates - 1.0%
CK Hutchison Holdings Ltd.	2,655,400	14,556,266
DCC PLC (United Kingdom)	252,627	17,766,553
Hitachi Ltd.	3,673,100	89,748,363
Jardine Matheson Holdings Ltd.	12,100	436,084
Jardine Matheson Holdings Ltd. ADR	999	36,104
Lifco AB (B Shares)	96,397	3,220,055
Siemens AG	506,482	95,272,045
Swire Pacific Ltd. (A Shares)	33,500	284,401
		221,319,871
Machinery - 1.7%
Airtac International Group	43,158	1,166,493
Alfa Laval AB	23,660	1,059,702
Alstom SA	2,257,353	46,026,150
Amada Co. Ltd.	31,000	318,079
Atlas Copco AB:
(A Shares)	933,091	16,975,865
(B Shares)	129,158	2,052,802
China CSSC Holdings Ltd. (A Shares)	24,100	130,412
CNH Industrial NV Class A	877,200	9,070,248
Daido Kogyo Co. Ltd.	10,100	55,409
Daifuku Co. Ltd.	155,900	3,009,873
Daimler Truck Holding AG	124,039	4,752,327
Epiroc AB (A Shares)	351,321	6,775,614
FANUC Corp.	1,335,500	39,423,109
GEA Group AG	412,370	19,327,353
GVS SpA (a)(c)	37,800	282,878
Harmonic Drive Systems, Inc.	46,000	1,101,307
Husqvarna AB (B Shares)	266,700	1,795,281
IMI PLC	866,280	20,831,022
Industrie de Nora SpA (b)	26,000	290,853
Indutrade AB	601,149	18,898,239
Kawasaki Heavy Industries Ltd.	123,940	4,367,022
KION Group AG	91,757	3,555,058
Kitz Corp.	20,700	145,844
Knorr-Bremse AG	107,761	8,856,498
Komatsu Ltd.	376,000	10,521,397
Kurita Water Industries Ltd. (b)	32,500	1,296,754
Makita Corp.	164,229	5,469,806
Metso Corp.	105,728	1,072,882
Misumi Group, Inc.	109,900	2,084,894
Mitsubishi Heavy Industries Ltd.	2,773,830	36,857,273
NGK Insulators Ltd.	73,100	970,816
Rheon Automatic Machinery Co. Ltd.	106,600	1,032,530
Rotork PLC	1,088,386	4,762,685
Sandvik AB	495,923	10,564,837
Schindler Holding AG (participation certificate)	25,937	7,194,806
SMC Corp. (b)	56,200	26,063,759
Spirax-Sarco Engineering PLC	59,039	5,966,389
Techtronic Industries Co. Ltd.	1,593,930	21,483,244
Techtronic Industries Co. Ltd. ADR (b)	15,512	1,041,941
The Weir Group PLC	273,606	7,208,095
THK Co. Ltd.	233,500	4,286,983
Toyota Industries Corp.	303,400	23,742,363
Trelleborg AB (B Shares)	16,762	653,294
Valmet Corp. (b)	33,808	967,918
VAT Group AG (a)	12,508	6,433,148
Volvo AB (B Shares)	134,678	3,575,429
Wartsila Corp.	41,756	924,065
Yangzijiang Shipbuilding Holdings Ltd.	4,084,300	7,793,331
		402,236,077
Marine Transportation - 0.0%
A.P. Moller - Maersk A/S:
Series A	253	367,234
Series B	377	563,724
Kawasaki Kisen Kaisha Ltd.	243,300	3,559,047
Mitsui OSK Lines Ltd.	29,100	1,042,456
Nippon Yusen KK	49,400	1,781,833
SITC International Holdings Co. Ltd.	118,000	277,530
Stolt-Nielsen SA	11,356	452,392
		8,044,216
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd. (a)(c)	49,155	2,831,975
Ryanair Holdings PLC sponsored ADR (b)	162,365	18,097,203
		20,929,178
Professional Services - 1.0%
Adecco SA (Reg.)	13,924	472,405
BayCurrent Consulting, Inc.	115,300	3,682,439
Bureau Veritas SA	167,644	5,529,760
Experian PLC	825,308	39,930,028
Intertek Group PLC	127,496	8,288,305
Meitec Group Holdings, Inc.	14,700	345,705
Persol Holdings Co. Ltd.	1,259,000	2,451,859
Recruit Holdings Co. Ltd.	339,464	21,169,639
RELX PLC:
(Euronext N.V.)	369,615	17,168,213
(London Stock Exchange)	905,321	42,260,552
rights (c)	369,615	79,800
sponsored ADR	35,878	1,674,067
SGS SA (Reg.)	96,278	10,719,075
TechnoPro Holdings, Inc.	300,600	6,075,864
Teleperformance	84,113	9,191,856
Timee, Inc. (b)	118,684	1,657,793
Wolters Kluwer NV	392,719	66,918,300
Wolters Kluwer NV:
ADR (b)	1,265	214,595
rights (c)(e)	392,719	360,313
		238,190,568
Trading Companies & Distributors - 0.9%
AddTech AB (B Shares)	192,077	6,075,710
AerCap Holdings NV	203,460	19,821,073
Ashtead Group PLC	217,810	15,440,972
Azelis Group NV	161,810	3,384,122
Beijer Ref AB (B Shares) (b)	249,929	4,300,895
Brenntag SE	67,001	4,978,509
Bunzl PLC	358,173	16,651,756
Diploma PLC	236,422	13,860,408
Ferguson Enterprises, Inc.	50,600	10,300,212
Hanwa Co. Ltd.	4,900	170,607
IMCD NV	100,782	16,465,574
Itochu Corp.	494,607	26,071,835
Kanamoto Co. Ltd.	27,800	549,763
Marubeni Corp.	118,100	2,009,130
Mitsubishi Corp.	493,700	10,175,238
Mitsui & Co. Ltd.	1,685,240	36,001,125
MonotaRO Co. Ltd.	191,900	3,035,321
Ochi Holdings Co. Ltd.	65,100	629,670
Rexel SA	135,200	3,413,440
Seven Group Holdings Ltd.	14,596	405,842
Sumitomo Corp.	452,200	10,659,287
Toromont Industries Ltd.	39,824	3,565,883
Toyota Tsusho Corp.	55,200	1,054,422
Wakita & Co. Ltd.	16,000	177,304
Yamazen Co. Ltd.	230,700	2,166,708
Yuasa Trading Co. Ltd.	15,900	561,215
		211,926,021
Transportation Infrastructure - 0.1%
Aena SME SA (a)	63,456	12,808,342
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	4,738	1,276,370
Huaihe Energy Group Co. Ltd. (A Shares)	187,901	94,338
Hubei Chutian Smart Communication Co. Ltd. (A Shares)	92,000	51,769
Mitsubishi Logistics Corp.	24,100	843,063
Svitzer A/S	4,519	173,478
The Sumitomo Warehouse Co. Ltd.	3,800	68,285
		15,315,645
TOTAL INDUSTRIALS		1,933,830,014
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.0%
Nokia Corp.	413,237	1,821,674
Telefonaktiebolaget LM Ericsson (B Shares)	1,179,951	8,802,682
Vtech Holdings Ltd.	56,700	368,654
		10,993,010
Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	23,700	5,347,668
Delta Electronics, Inc.	149,000	1,856,158
Halma PLC	506,971	17,350,879
Hamamatsu Photonics K.K. (b)	103,100	2,739,178
Hexagon AB (B Shares)	104,271	1,067,377
Hirose Electric Co. Ltd.	61,190	8,011,332
Keyence Corp.	42,356	20,168,282
Kyocera Corp.	1,185,700	14,687,964
Largan Precision Co. Ltd.	25,000	2,436,204
Murata Manufacturing Co. Ltd.	878,900	18,422,204
OMRON Corp.	78,400	3,231,674
Sanshin Electronic Co. Ltd.	8,100	113,197
Shenzhen Laibao Hi-Tech Co. Ltd. (A Shares)	89,800	106,254
Shimadzu Corp. (b)	515,700	17,091,227
TDK Corp.	84,417	5,686,122
Unimicron Technology Corp.	166,000	851,215
VusionGroup (b)	7,572	1,183,531
Yokogawa Electric Corp.	162,400	4,541,290
		124,891,756
IT Services - 0.8%
Accenture PLC Class A	18,251	6,240,929
Alten SA	52,900	5,941,127
Biprogy, Inc.	22,000	708,653
Capgemini SA	289,402	59,953,577
Fujitsu Ltd.	2,973,120	54,957,734
Mitsubishi Research Institute, Inc.	8,800	255,831
NEC Corp.	19,100	1,680,837
Net One Systems Co. Ltd.	3,200	74,555
Nomura Research Institute Ltd.	723,700	24,306,498
NS Solutions Corp.	30,300	769,988
OBIC Co. Ltd.	5,400	934,537
Otsuka Corp.	19,100	452,839
SCSK Corp.	66,900	1,337,863
Shopify, Inc. Class A (b)(c)	84,814	6,282,173
Softcat PLC	62,003	1,271,100
Suzuyo Sinwart Corp.	8,300	123,770
Tata Consultancy Services Ltd.	66,844	3,630,833
TIS, Inc.	197,930	4,932,341
Wix.com Ltd. (c)	19,528	3,253,755
		177,108,940
Semiconductors & Semiconductor Equipment - 2.6%
Advantest Corp.	171,345	7,888,648
Alchip Technologies Ltd.	18,000	1,497,222
Analog Devices, Inc.	66,400	15,593,376
ASM International NV (Netherlands)	3,904	2,636,759
ASML Holding NV (Netherlands)	222,891	201,010,695
ASMPT Ltd.	95,900	1,079,794
BE Semiconductor Industries NV	14,507	1,889,045
Broadcom, Inc.	119,640	19,479,785
Disco Corp.	46,900	13,596,987
Global Unichip Corp.	20,000	697,952
GlobalWafers Co. Ltd.	74,000	1,120,650
Infineon Technologies AG	1,387,191	50,908,794
Kokusai Electric Corp.	31,300	838,221
Lasertec Corp.	32,000	6,240,552
MediaTek, Inc.	104,000	4,033,926
NXP Semiconductors NV	67,381	17,273,793
Renesas Electronics Corp.	5,324,751	92,701,147
Screen Holdings Co. Ltd.	18,300	1,363,831
Shenzhen Goodix Technology Co. Ltd. (A Shares)	389	3,481
Siltronic AG (b)	9,983	817,157
SK Hynix, Inc.	36,021	4,678,122
Sumco Corp.	429,990	4,909,045
Taiwan Semiconductor Manufacturing Co. Ltd.	1,323,000	39,138,547
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	396,591	68,094,675
Tokyo Electron Ltd.	329,375	59,281,023
		616,773,227
Software - 1.4%
Cadence Design Systems, Inc. (c)	121,647	32,714,528
Check Point Software Technologies Ltd. (c)	108,879	20,959,208
Constellation Software, Inc.	11,256	36,755,958
Constellation Software, Inc. warrants 3/31/40 (c)(d)	6,340	0
CyberArk Software Ltd. (c)	7,228	2,072,557
Dassault Systemes SA	479,822	18,751,341
Lumine Group, Inc. (c)	25,800	622,194
Nemetschek SE	21,277	2,216,722
NICE Ltd. (c)	5,268	938,420
NICE Ltd. sponsored ADR (c)	35,181	6,112,347
Oracle Corp. Japan	12,800	1,153,129
Rakus Co. Ltd.	64,600	1,065,619
Sage Group PLC	536,969	7,129,586
Sansan, Inc. (c)	130,168	1,949,982
SAP SE	829,865	182,108,353
Technology One Ltd.	96,873	1,502,174
Topicus.Com, Inc.	8,700	844,532
Xero Ltd. (c)	95,260	9,209,856
		326,106,506
Technology Hardware, Storage & Peripherals - 0.9%
Brother Industries Ltd.	144,200	2,663,740
Canon, Inc.	1,008,400	34,606,627
FUJIFILM Holdings Corp.	1,149,220	30,993,987
Logitech International SA (b)	28,122	2,559,383
Logitech International SA (Reg.)	138,548	12,520,743
Ricoh Co. Ltd.	286,500	2,978,863
Samsung Electronics Co. Ltd.	2,189,851	121,652,022
Seiko Epson Corp.	215,000	3,986,302
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	69,130	779,946
TPV Technology Co. Ltd. (A Shares) (c)	224,000	62,865
Wacom Co. Ltd.	148,500	708,014
Wiwynn Corp.	22,000	1,311,631
		214,824,123
TOTAL INFORMATION TECHNOLOGY		1,470,697,562
MATERIALS - 3.3%
Chemicals - 1.6%
Air Liquide SA	270,615	50,509,774
Air Water, Inc.	26,400	367,585
Akzo Nobel NV	704,064	45,041,532
Arkema SA	22,967	2,136,377
Artience Co. Ltd.	36,500	933,785
Asahi Kasei Corp.	574,100	4,065,802
BASF AG	251,406	12,778,637
Covestro AG (a)(c)	85,739	5,250,584
Croda International PLC	212,693	11,472,071
DSM-Firmenich AG	14,977	2,036,336
Givaudan SA	2,159	11,063,589
Icl Group Ltd.	46,056	209,095
Icl Group Ltd. (b)	17,304	79,425
Johnson Matthey PLC	192,348	4,130,184
K+S AG (b)	215,900	2,556,004
Kansai Paint Co. Ltd.	313,290	5,575,100
Lanxess AG	570,574	16,102,090
Linde PLC	70,750	33,836,188
Linde PLC (b)	70,687	33,442,811
Methanex Corp.	40,238	1,879,555
Nitto Denko Corp.	79,000	6,546,857
NOF Corp.	202,000	3,135,221
Novonesis (NOVOZYMES) B Series B	203,102	14,085,704
PhosAgro PJSC (c)(d)	3,751	237
Shin-Etsu Chemical Co. Ltd.	1,121,840	49,661,843
Sika AG	153,579	49,142,389
Symrise AG	179,723	23,651,164
Teijin Ltd.	41,400	385,851
Toray Industries, Inc.	96,300	494,312
Umicore SA	150,098	1,884,269
		392,454,371
Construction Materials - 0.4%
CRH PLC (b)	197,427	17,920,449
HeidelbergCement AG	154,430	16,329,824
Holcim AG	543,880	52,687,317
Sumitomo Osaka Cement Co. Ltd.	88,800	2,354,394
Taiheiyo Cement Corp.	32,400	734,701
		90,026,685
Containers & Packaging - 0.1%
CCL Industries, Inc. Class B	123,600	7,066,657
Orora Ltd.	489,676	828,593
Smurfit Westrock PLC	343,393	16,283,696
		24,178,946
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	122,185	9,955,042
Anglo American PLC (United Kingdom)	291,263	8,496,357
Antofagasta PLC	514,872	12,529,641
ArcelorMittal SA (Netherlands)	1,112,756	26,039,957
Barrick Gold Corp.	739,053	14,921,480
Barrick Gold Corp. (Canada)	596,424	12,042,219
Bellevue Gold Ltd. (c)	1,622,617	1,389,309
BHP Group Ltd.	248,484	6,841,664
BHP Group Ltd. (London)	236,239	6,462,563
Boliden AB	163,200	4,990,631
First Quantum Minerals Ltd.	130,355	1,641,468
Franco-Nevada Corp.	241,173	29,449,359
Glencore PLC	48,398	253,408
Glencore PLC	9,408,033	49,521,123
Hill & Smith Holdings PLC	35,329	995,228
IGO Ltd.	589,418	2,214,159
Jiangxi Copper Co. Ltd. (A Shares)	116,100	333,036
Lundin Mining Corp.	314,345	3,260,893
Mitsui Mining & Smelting Co. Ltd.	69,500	2,226,814
Nippon Denko Co. Ltd.	98,200	201,519
Nippon Light Metal Holding Co. Ltd.	131,700	1,480,150
Northern Star Resources Ltd.	95,069	981,942
Osisko Gold Royalties Ltd. (b)	31,713	547,684
Pilbara Minerals Ltd. (b)	1,815,493	3,649,585
Rio Tinto Ltd.	224,850	16,976,764
Rio Tinto PLC	106,396	6,707,995
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	4,500,460	2,329,329
South32 Ltd.	1,364,041	2,872,531
Sumitomo Metal Mining Co. Ltd.	196,200	5,437,343
Tokyo Steel Manufacturing Co. Ltd.	10,700	146,312
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	563,500	247,151
Wesdome Gold Mines, Inc. (c)	76,208	728,914
Wheaton Precious Metals Corp.	199,792	12,347,921
Zijin Mining Group Co. Ltd. (H Shares)	1,148,000	2,329,036
		250,548,527
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	680,805	8,801,211
Svenska Cellulosa AB SCA (B Shares)	380,068	5,276,357
UPM-Kymmene Corp.	238,630	8,066,441
		22,144,009
TOTAL MATERIALS		779,352,538
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Gecina SA	1,454	159,922
Goodman Group unit	386,019	8,726,650
Great Portland Estates PLC	594,447	2,627,013
Klepierre SA	268,453	8,029,999
Link (REIT)	3,088,320	14,614,251
National Storage REIT unit	4,252,030	6,964,727
Scentre Group unit	3,396,678	7,908,703
Segro PLC	773,226	8,846,842
Stockland Corp. Ltd. unit	1,303,640	4,429,491
Unibail-Rodamco-Westfield NV	7,811	625,640
Vicinity Centres unit	217,527	326,858
Warehouses de Pauw	238,410	6,361,817
		69,621,913
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd.	2,415,640	9,773,711
Daito Trust Construction Co. Ltd.	10,100	1,243,587
Daiwa House Industry Co. Ltd.	18,500	568,072
LEG Immobilien AG	136,075	13,095,331
Mitsubishi Estate Co. Ltd.	337,310	5,769,503
Mitsui Fudosan Co. Ltd.	1,682,000	18,040,742
Sun Hung Kai Properties Ltd.	115,500	1,122,132
Wharf Real Estate Investment Co. Ltd.	139,000	405,531
		50,018,609
TOTAL REAL ESTATE		119,640,522
UTILITIES - 1.1%
Electric Utilities - 0.4%
Chubu Electric Power Co., Inc.	66,200	823,708
CK Infrastructure Holdings Ltd.	43,500	322,995
CLP Holdings Ltd.	558,000	4,978,690
Enel SpA	5,048,522	38,372,322
Fortum Corp.	442,874	7,078,935
Hokkaido Electric Power Co., Inc. (b)	285,600	1,972,181
Iberdrola SA	998,378	14,148,242
Kansai Electric Power Co., Inc.	878,110	15,527,152
Power Assets Holdings Ltd.	115,000	803,015
SSE PLC	679,870	16,848,519
The Okinawa Electric Power Co., Inc.	21,500	158,099
Tokyo Electric Power Co., Inc. (c)	454,400	2,159,636
		103,193,494
Gas Utilities - 0.1%
APA Group unit	483,106	2,481,856
China Resource Gas Group Ltd.	852,300	2,874,592
Osaka Gas Co. Ltd.	130,400	3,205,812
Tokyo Gas Co. Ltd.	324,900	8,098,609
		16,660,869
Independent Power and Renewable Electricity Producers - 0.1%
EF-ON, Inc.	94,700	246,159
Electric Power Development Co. Ltd.	466,000	7,902,141
RWE AG	589,752	21,271,884
		29,420,184
Multi-Utilities - 0.5%
A2A SpA	86,583	197,352
E.ON SE	1,150,346	16,289,100
Engie SA	2,108,957	37,143,522
Iren SpA	65,077	140,779
National Grid PLC	2,832,033	37,304,343
National Grid PLC sponsored ADR (b)	11,311	753,313
Veolia Environnement SA	563,476	18,666,852
		110,495,261
TOTAL UTILITIES		259,769,808
TOTAL COMMON STOCKS (Cost $8,454,249,562)		11,394,622,112

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	44,079	3,810,289
Dr. Ing. h.c. F. Porsche AG Series F (a)	67,815	5,318,691
Volkswagen AG	72,790	7,747,026
		16,876,006
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA	121,821	11,144,539
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,425,300	9,956,451
FINANCIALS - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	34	6,889
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $31,251,371)		37,983,885

Equity Funds - 44.8%
	Shares	Value ($)
Europe Stock Funds - 1.4%
iShares MSCI Eurozone ETF (b)	6,120,185	314,393,903
WisdomTree Europe Hedged Equity ETF	419,228	18,856,875
TOTAL EUROPE STOCK FUNDS		333,250,778
Foreign Large Blend Funds - 14.7%
Artisan International Value Fund Investor Class	19,276,947	1,005,100,022
Fidelity SAI International Index Fund (f)	47,706,335	727,521,605
Fidelity SAI International Low Volatility Index Fund (f)	86,991,376	1,058,685,056
Harbor International Fund Institutional Class	9,619	472,980
JPMorgan International Research Enhanced Equity ETF (b)	7,038,860	464,494,371
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	15,281,192	228,912,254
TOTAL FOREIGN LARGE BLEND FUNDS		3,485,186,288
Foreign Large Growth Funds - 13.5%
American Funds EuroPacific Growth Fund Class F2 (c)	160,513	9,556,959
Fidelity Advisor International Discovery Fund Class Z (f)	18,555,371	971,002,581
Fidelity Advisor International Growth Fund - Class Z (f)	6,341,507	134,757,017
Fidelity Diversified International Fund (f)	12,459,659	584,358,030
Fidelity SAI International Momentum Index Fund (f)	10,302,846	154,851,769
Fidelity SAI International Quality Index Fund (f)	41,855,397	573,418,937
Invesco Oppenheimer International Growth Fund Class A	313,977	12,235,698
JOHCM International Select Fund Investor Shares	14,448,928	365,702,373
WCM Focused International Growth Fund Investor Class	14,366,487	375,108,970
TOTAL FOREIGN LARGE GROWTH FUNDS		3,180,992,334
Foreign Large Value Funds - 7.8%
Fidelity SAI International Value Index Fund (f)	63,362,364	657,067,710
iShares MSCI EAFE Value ETF (b)	7,569,749	430,188,836
Oakmark International Fund Investor Class	18,057,116	490,250,687
Pear Tree Polaris Foreign Value Fund Institutional Shares	10,832,820	272,770,398
TOTAL FOREIGN LARGE VALUE FUNDS		1,850,277,631
Foreign Small Mid Blend Funds - 0.9%
Fidelity Advisor International Small Cap Fund Class Z (f)	1,055,265	35,910,657
Fidelity SAI International Small Cap Index Fund (f)	11,512,793	102,809,246
Victory Trivalent International Small-Cap Fund Class I	4,448,768	71,758,633
TOTAL FOREIGN SMALL MID BLEND FUNDS		210,478,536
Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund Class Z (f)	2,559,228	55,151,357
Oberweis International Opportunities Fund Institutional Class	1,417,377	13,635,167
T. Rowe Price International Discovery Fund	671,798	45,964,451
WCM International Small Capital Growth Fund Institutional Class (c)	120,135	2,590,101
TOTAL FOREIGN SMALL MID GROWTH FUNDS		117,341,076
Foreign Small Mid Value Funds - 0.5%
Brandes International Small Cap Equity Fund Class A	1,228,063	23,296,348
Oakmark International Small Cap Fund Investor Class	950,743	19,918,073
Transamerica International Small Cap Value Fund Class I	4,315,823	69,484,751
TOTAL FOREIGN SMALL MID VALUE FUNDS		112,699,172
Other - 5.5%
Fidelity Advisor Japan Fund Class Z (f)	15,545,049	287,583,405
Fidelity Japan Smaller Companies Fund (f)	5,697,781	96,292,505
Fidelity SAI Japan Stock Index Fund (f)	55,286,593	587,143,616
iShares MSCI Australia ETF (b)	10,001,860	258,748,118
WisdomTree Japan Hedged Equity ETF (b)	465,136	50,011,423
WisdomTree Japan SmallCap Dividend ETF	331,422	26,310,333
TOTAL OTHER		1,306,089,400
TOTAL EQUITY FUNDS (Cost $7,918,327,346)		10,596,315,215

U.S. Treasury Obligations - 0.2%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.03% to 5.32% 9/5/24 to 11/29/24 (h) (Cost $43,746,638)	44,130,000	43,763,457

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	14,071,926	14,074,740
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	369,126,757	369,163,670
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (k)	1,478,848,667	1,478,848,667
TOTAL MONEY MARKET FUNDS (Cost $1,862,087,077)		1,862,087,077

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $18,309,661,994)	23,934,771,746
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(275,300,687)
NET ASSETS - 100.0%	23,659,471,059

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	222	Sep 2024	43,306,650	310,703	310,703
ICE MSCI EAFE Index Contracts (United States)	10,357	Sep 2024	1,273,134,225	56,417,329	56,417,329

TOTAL FUTURES CONTRACTS					56,728,032
The notional amount of futures purchased as a percentage of Net Assets is 5.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $215,904,067 or 0.9% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,763,457.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,056,682	436,402,105	445,383,502	488,518	(545)	-	14,074,740	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	445,368,743	1,864,676,950	1,940,882,023	1,122,359	-	-	369,163,670	1.6%
Total	468,425,425	2,301,079,055	2,386,265,525	1,610,877	(545)	-	383,238,410

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	871,545,791	-	-	-	-	99,456,790	971,002,581
Fidelity Advisor International Small Cap Fund Class Z	34,894,545	-	1,680,474	-	272,703	2,423,883	35,910,657
Fidelity Advisor International Small Cap Opportunities Fund Class Z	51,133,370	-	1	-	-	4,017,988	55,151,357
Fidelity Advisor Japan Fund Class Z	256,648,758	-	-	-	-	30,934,647	287,583,405
Fidelity Diversified International Fund	521,415,928	14,999,999	-	-	-	47,942,103	584,358,030
Fidelity International Growth Fund Class Z	-	129,000,000	-	-	-	5,757,017	134,757,017
Fidelity Japan Smaller Companies Fund	88,315,611	-	-	-	-	7,976,894	96,292,505
Fidelity Overseas Fund	732,112,346	39,997,985	829,803,289	-	290,265,042	(232,572,084)	-
Fidelity SAI International Index Fund	378,783,520	340,000,000	45,000,000	-	1,611,657	52,126,428	727,521,605
Fidelity SAI International Low Volatility Index Fund	957,775,040	-	-	-	-	100,910,016	1,058,685,056
Fidelity SAI International Momentum Index Fund	141,355,041	-	-	-	-	13,496,728	154,851,769
Fidelity SAI International Quality Index Fund	192,739,045	346,000,000	-	-	-	34,679,892	573,418,937
Fidelity SAI International Small Cap Index Fund	96,125,276	1	2,500,000	-	(512,441)	9,696,410	102,809,246
Fidelity SAI International Value Index Fund	544,614,922	82,000,001	30,000,000	-	-	60,452,787	657,067,710
Fidelity SAI Japan Stock Index Fund	567,907,585	58,000,000	66,000,000	-	(76,219)	27,312,250	587,143,616
	5,435,366,778	1,009,997,986	974,983,764	-	291,560,742	264,611,749	6,026,553,491

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	375,639,270	147,222,418	228,416,852	-
Consumer Discretionary	1,024,658,543	492,548,818	532,109,725	-
Consumer Staples	897,863,859	308,146,315	589,717,544	-
Energy	585,547,667	205,403,766	379,656,663	487,238
Financials	2,517,441,197	1,138,105,736	1,379,324,016	11,445
Health Care	1,468,165,017	508,547,303	959,617,714	-
Industrials	1,933,830,014	1,053,104,264	879,159,173	1,566,577
Information Technology	1,470,697,562	594,559,318	876,138,244	-
Materials	779,352,538	532,367,237	246,985,064	237
Real Estate	119,640,522	118,518,390	1,122,132	-
Utilities	259,769,808	123,304,079	136,465,729	-

Equity Funds	10,596,315,215	10,596,315,215	-	-

Other Short-Term Investments	43,763,457	-	43,763,457	-

Money Market Funds	1,862,087,077	1,862,087,077	-	-
Total Investments in Securities:	23,934,771,746	17,680,229,936	6,252,476,313	2,065,497
Derivative Instruments: Assets
Futures Contracts	56,728,032	56,728,032	-	-
Total Assets	56,728,032	56,728,032	-	-
Total Derivative Instruments:	56,728,032	56,728,032	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	56,728,032	0
Total Equity Risk	56,728,032	0
Total Value of Derivatives	56,728,032	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $357,492,072) - See accompanying schedule:
Unaffiliated issuers (cost $13,113,933,759)	$17,524,979,845
Fidelity Central Funds (cost $383,238,410)	383,238,410
Other affiliated issuers (cost $4,812,489,825)	6,026,553,491

Total Investment in Securities (cost $18,309,661,994)		$23,934,771,746
Foreign currency held at value (cost $26,830,589)		26,800,162
Receivable for investments sold
Regular delivery		16,979,252
Delayed delivery		88,211
Receivable for fund shares sold		24,722,610
Dividends receivable		21,481,972
Reclaims receivable		37,918,159
Interest receivable		5,462,763
Distributions receivable from Fidelity Central Funds		170,452
Receivable for daily variation margin on futures contracts		2,944,471
Prepaid expenses		27,938
Other receivables		2,214,038
Total assets		24,073,581,774
Liabilities
Payable to custodian bank	$1,849,232
Payable for investments purchased
Regular delivery	18,809,859
Delayed delivery	1,612,546
Payable for fund shares redeemed	16,669,258
Accrued management fee	2,921,998
Deferred taxes	2,406,021
Other payables and accrued expenses	596,982
Collateral on securities loaned	369,244,819
Total liabilities		414,110,715
Net Assets		$23,659,471,059
Net Assets consist of:
Paid in capital		$17,551,208,807
Total accumulated earnings (loss)		6,108,262,252
Net Assets		$23,659,471,059
Net Asset Value, offering price and redemption price per share ($23,659,471,059 ÷ 1,838,705,623 shares)		$12.87
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$244,377,517
Interest		21,498,238
Income from Fidelity Central Funds (including $1,122,359 from security lending)		1,610,877
Income before foreign taxes withheld		$267,486,632
Less foreign taxes withheld		(18,496,669)
Total income		248,989,963
Expenses
Management fee	$43,156,787
Custodian fees and expenses	384,138
Independent trustees' fees and expenses	54,863
Registration fees	158,712
Audit fees	136,915
Legal	17,538
Miscellaneous	87,933
Total expenses before reductions	43,996,886
Expense reductions	(26,856,457)
Total expenses after reductions		17,140,429
Net Investment income (loss)		231,849,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $117,320)	127,073,351
Fidelity Central Funds	(545)
Other affiliated issuers	291,560,742
Foreign currency transactions	(1,094,886)
Futures contracts	11,040,266
Capital gain distributions from underlying funds:
Unaffiliated issuers	178,095
Total net realized gain (loss)		428,757,023
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,352,997)	1,020,789,508
Affiliated issuers	264,611,749
Assets and liabilities in foreign currencies	1,688,117
Futures contracts	40,255,831
Total change in net unrealized appreciation (depreciation)		1,327,345,205
Net gain (loss)		1,756,102,228
Net increase (decrease) in net assets resulting from operations		$1,987,951,762
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,849,534	$433,183,794
Net realized gain (loss)	428,757,023	304,822,553
Change in net unrealized appreciation (depreciation)	1,327,345,205	1,648,694,264
Net increase (decrease) in net assets resulting from operations	1,987,951,762	2,386,700,611
Distributions to shareholders	(33,411,574)	(428,173,704)

Share transactions
Proceeds from sales of shares	4,022,480,822	4,276,689,073
Reinvestment of distributions	33,175,144	371,761,231
Cost of shares redeemed	(1,730,731,055)	(2,773,852,087)

Net increase (decrease) in net assets resulting from share transactions	2,324,924,911	1,874,598,217
Total increase (decrease) in net assets	4,279,465,099	3,833,125,124

Net Assets
Beginning of period	19,380,005,960	15,546,880,836
End of period	$23,659,471,059	$19,380,005,960

Other Information
Shares
Sold	329,959,528	384,330,227
Issued in reinvestment of distributions	2,801,956	32,439,898
Redeemed	(141,798,659)	(251,991,459)
Net increase (decrease)	190,962,825	164,778,666

Financial Highlights
Strategic Advisers® International Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$10.48	$11.55	$12.55	$9.93	$10.03
Income from Investment Operations
Net investment income (loss) B,C	.13	.29	.22	.24	.13	.20
Net realized and unrealized gain (loss)	1.00	1.27	(.83)	(.12)	2.71	.06
Total from investment operations	1.13	1.56	(.61)	.12	2.84	.26
Distributions from net investment income	(.02)	(.28)	(.23)	(.26)	(.14)	(.22)
Distributions from net realized gain	-	-	(.22)	(.86)	(.08)	(.14)
Total distributions	(.02)	(.28)	(.46) D	(1.12)	(.22)	(.36)
Net asset value, end of period	$12.87	$11.76	$10.48	$11.55	$12.55	$9.93
Total Return E,F	9.62%	14.97%	(5.30)%	.30%	28.99%	2.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41%	.41%	.41%	.43%	.44%
Expenses net of fee waivers, if any	.16 % I	.16%	.16%	.16%	.18%	.19%
Expenses net of all reductions	.16% I	.16%	.16%	.16%	.18%	.19%
Net investment income (loss)	2.19% I	2.66%	2.16%	1.83%	1.25%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$23,659,471	$19,380,006	$15,546,881	$22,658,482	$19,800,311	$15,096,568
Portfolio turnover rate J	34 % I	27%	25%	29%	41%	33%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to certain managed account clients of Strategic Advisers LLC (Strategic Advisers), an affiliate of Fidelity Management & Research Company LLC (FMR).
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Strategic Advisers International Fund	$276,381

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,864,957,081
Gross unrealized depreciation	(308,506,859)
Net unrealized appreciation (depreciation)	$5,556,450,222
Tax cost	$18,435,049,556

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(94,393,973)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Strategic Advisers International Fund	4,886,608,455	3,472,305,236
5. Fees and Other Transactions with Affiliates.
Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month to the aggregate of the fee rates, payable monthly by the investment adviser, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, FIAM LLC (an affiliate of the investment adviser), Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC, T. Rowe Price Associates, Inc., Wellington Management Company LLP and William Blair Investment Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid as described in the Management Fee note.

Fidelity Diversifying Solutions LLC, FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Effective March 7, 2024, the Fund's sub-subadvisory agreement with FIL Investment Advisors (FIA) and FIL Investment Advisors (UK) Limited (FIA(UK)) was amended. Pursuant to the sub-subadvisory agreement, FIA may receive from the sub-subadviser investment research and advice on issuers outside the United States (non-discretionary services) and FIA may grant the sub-subadviser investment management authority and the authority to buy and sell securities if FIA believes it would be beneficial to the Fund (discretionary services). FIA, not the Fund, pays FIA(UK). For providing non-discretionary services, FIA pays FIA(UK) a fee equal to 110% of FIA(UK)'s costs incurred in connection with providing such services. For providing discretionary services, FIA pays FIA(UK) a fee equal to a percentage of the Fund's monthly average net assets managed by FIA(UK) on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIA(UK) on behalf of FIA pursuant to sub-advisory arrangements less any assets managed by FIA(UK) on behalf of FIA on which a reduction is applicable to the fee paid to FIA(UK) (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the following graduated fee rate schedule. FIA(UK)'s fee will not exceed 50% of the fee that FIA receives from Strategic Advisers for services provided on behalf of the Fund.

Average Group Assets	Annualized Fee Rate
From $0 - $500 million	.32%
$500 million - $1 billion	.27%
Over $1 billion	.24%

In September 2024, the Board approved the appointment of J.P. Morgan Investment Management, Inc. as an additional sub-adviser for the Fund.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Strategic Advisers International Fund	56

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Strategic Advisers International Fund	15,668,196	18,320,179	180,188

Affiliated Exchanges In-Kind. During the period, the Fund redeemed shares of Fidelity Overseas Fund in exchange for investments and cash, if any, as noted in the following table. The Fund had a net realized gain of $290,265,042 on the Fund's redemptions of Fidelity Overseas Fund, which is included in "Net Realized gain (loss): Other affiliated Issuers" in the accompanying Statement of Operations. The Fund recognize a net gain on the exchanges for federal income tax purposes.

	Value of Investments ($)	Net realized gain (loss) ($)	Shares redeemed
Strategic Advisers International Fund	829,303,289	290,265,042	12,202,990
6. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Strategic Advisers International Fund	17,281
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Strategic Advisers International Fund	121,759	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2027. During the period, this waiver reduced the Fund's management fee by $26,483,989. Expense reductions also include certain voluntary fee discount arrangements, which are currently in effect for the Fund. During the period, these voluntary arrangements amounted to $257,937.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $114,531.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Strategic Advisers International Fund
Fidelity Japan Fund	39%
Fidelity Japan Smaller Companies Fund	22%
Fidelity SAI International Low Volatility Index Fund	14%
Fidelity SAI International Momentum Index Fund	18%
Fidelity SAI International Quality Index Fund	34%
Fidelity SAI International Small Cap Index Fund	13%
Fidelity SAI International Value Index Fund	10%
Fidelity SAI Japan Stock Index Fund	84%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 9, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Charles S. Morrison
Affirmative	381,775,585,183.64	95.17
Withheld	19,363,639,577.49	4.83
TOTAL	401,139,224,761.13	100.00
Nancy D. Prior
Affirmative	381,252,305,731.53	95.04
Withheld	19,886,919,029.60	4.96
TOTAL	401,139,224,761.13	100.00
Mary C. Farrell
Affirmative	381,226,030,239.11	95.04
Withheld	19,913,194,522.02	4.96
TOTAL	401,139,224,761.13	100.00
Karen Kaplan
Affirmative	381,519,946,847.38	95.11
Withheld	19,619,277,913.75	4.89
TOTAL	401,139,224,761.13	100.00
Christine Marcks
Affirmative	380,186,327,029.51	94.78
Withheld	20,952,897,731.62	5.22
TOTAL	401,139,224,761.13	100.00
Harold Singleton III
Affirmative	382,499,458,473.65	95.35
Withheld	18,639,766,287.48	4.65
TOTAL	401,139,224,761.13	100.00
Heidi L. Steiger
Affirmative	380,661,676,515.00	94.90
Withheld	20,477,548,246.13	5.10
TOTAL	401,139,224,761.13	100.00

Proposal 3
To approve sub-advisory agreements among Strategic Advisers, Fidelity Diversifying Solutions LLC (FDS), and the trust, and sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan).

	# of Votes	% of Votes
Affirmative	19,560,769,300.60	92.93
Against	658,514,273.07	3.13
Abstain	829,374,437.13	3.94
TOTAL	21,048,658,010.80	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of New and Amended Sub-Advisory Agreements and New Sub-Subadvisory Agreements
Strategic Advisers International Fund
In March 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) a new sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), Fidelity Diversifying Solutions LLC (FDS or the New Sub-Adviser), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund (New Sub-Advisory Agreement), (ii) new sub-subadvisory agreements between FDS and each of FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Japan) Limited (FMR Japan), and Fidelity Management & Research (Hong Kong) Limited (FMR H.K., and together with FMR UK and FMR Japan, the New FMR Sub-Subadvisers) with respect to the fund (New FMR Sub-Subadvisory Agreements), (iii) a new sub-subadvisory agreement between T. Rowe Price Associates, Inc. (TRPA) and T. Rowe Price International Limited (T. Rowe International and together with the FMR New Sub-Subadvisers, the New Sub-Subadvisers) with respect to the fund (the New T. Rowe Sub-Subadvisory Agreement and together with the New FMR Sub-Subadvisory Agreements, the New Sub-Subadvisory Agreements; and the New Sub-Subadvisory Agreements together with the New Sub-Advisory Agreement, the New Agreements), and (iv) amendments to the fee schedule for one investment mandates in the existing sub-advisory agreement among Strategic Advisers, FIAM LLC (FIAM), and the Trust on behalf of the fund (Amended Agreement). The Board also approved changes to the fee schedule in the existing sub-subadvisory agreement between FIA and FIA (UK) for the fund. The Board noted that FIA, and not the fund, compensates FIA (UK) under the terms of the existing sub-subadvisory agreement, and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the changes will not impact the fees paid under the existing sub-advisory agreement with FIA. With respect to the Amended Agreement, the Board noted that the updated fee schedule in the Amended Agreement became effective as of March 1, 2024, and will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Agreement. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve each New and Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each New and Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each New and Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided. With respect to each New Agreement, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to the New T. Rowe Sub-Subadvisory Agreement and the Amended Agreement, the Board also considered that it reviewed this information regarding TRPA and FIAM in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2023 meeting.
The Board noted its familiarity with the nature, extent and quality of services provided by the New Sub-Adviser and the New Sub-Subadvisers to other Strategic Advisers funds with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the other Strategic Advisers funds will also provide services to the fund. The Board also took into consideration additional information regarding the investment mandates provided by Strategic Advisers and the New Sub-Adviser.
Resources Dedicated to Investment Management and Support Services.  With respect to the New Sub-Advisory Agreement, the Board reviewed the general qualifications and capabilities of the New Sub-Adviser's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the Amended Agreement, the Board noted that it had approved the existing sub-advisory agreement with FIAM at its September 2023 meeting and that the Amended Agreement will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by the New Sub-Adviser under the New Sub-Advisory Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance. With respect to the New Sub-Advisory Agreement, the Board considered the investment philosophy, investment process and portfolio characteristics for the new investment mandate. The Board did not consider performance to be a material factor in its decision to approve the T. Rowe Sub-Subadvisory Agreement or the Amended Agreement because neither approval will result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund (except that in the case of the T. Rowe Sub-Subadvisory Agreement, a portfolio manager will be added from T. Rowe International).
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each New and Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to the New Sub-Adviser. The Board also considered the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser.
The Board noted that neither the New nor Amended Agreements will result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee. The Board noted that the approval of the New Sub-Advisory Agreement will not initially result in any changes to the fund's management fee or total net expenses because Strategic Advisers does not expect to allocate assets to FDS at this time. The Board considered the hypothetical impact on the fund's management fee rate if Strategic Advisers were to allocate assets to FDS in the future.
With respect to the New Sub-Subadvisory Agreements, the Board considered that FDS or TRPA, as applicable, and not the fund, will compensate each New Sub-Subadviser under the terms of the applicable New Sub-Subadvisory Agreement, and that the fund and Strategic Advisers are not responsible for any such fees or expenses. The Board also considered that the New T. Rowe Sub-Subadvisory Agreement will not result in any changes to the fees paid under the sub-advisory agreement among Strategic Advisers, TRPA, and the Trust on behalf of the fund, and the New FMR Sub-Subadvisory Agreements will not impact the fees paid under the New Sub-Advisory Agreement.
Additionally, with respect to the Amended Agreement, the Board noted that because the amended fee schedule is for an existing unfunded mandate, the amended fee schedule will not change the fund's actual total management fee rate.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because each New and Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve each New and Amended Agreement.
Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each New and Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that the New Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve the New Sub-Subadvisory Agreements or the Amended Agreement because the fund will not bear any additional management fees or expenses under each New Sub-Subadvisory Agreement or the Amended Agreement.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each New and Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each New and Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval of each New and Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Amended Sub-Advisory Agreements
Strategic Advisers International Fund
In June 2024, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve (i) an amendment to the existing sub-advisory agreement among Strategic Advisers LLC (Strategic Advisers), FIAM LLC (FIAM), and Fidelity Rutland Square Trust II (Trust) on behalf of the fund to add a new investment mandate and to amend the fee schedule for one existing investment mandate (Amended FIAM Agreement), and (ii) an amendment to the fee schedule in the existing sub-advisory agreement among Strategic Advisers, T. Rowe Price Associates, Inc. (T. Rowe Price and together with FIAM, the Sub-Advisers), and the Trust on behalf of the fund (Amended T. Rowe Price Agreement and together with the Amended FIAM Agreement, the Amended Agreements). The Board noted that the updated fee schedule in the Amended FIAM Agreement became effective as of May 1, 2024, and the updated fee schedule in the Amended T. Rowe Price Agreement became effective as of March 1, 2024, and each will result in the same or lower fees at all asset levels. The Board also noted that no other material contract terms are impacted by the Amended Agreements. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
In considering whether to approve each Amended Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Agreement is in the best interests of the fund and its shareholders and does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. The Board's decision to approve each Amended Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.
Nature, Extent, and Quality of Services Provided.  With respect to the new FIAM mandate, the Board considered the backgrounds of the investment personnel that will provide services to the fund, the fund's investment objective, strategies and related investment philosophy, the current sub-adviser line-up, and the structure of the investment personnel compensation programs and whether such structure provides appropriate incentives to act in the best interests of the fund.
With respect to each Amended Agreement, the Board also considered that it reviewed this information regarding each Sub-Adviser in connection with its annual renewal of the fund's management contract, sub-advisory agreements and sub-subadvisory agreements at its September 2023 meeting.
With respect to the new FIAM mandate, the Board noted its familiarity with the nature, extent and quality of services provided by FIAM to the fund with different investment mandates, and that many of the same support staff, including compliance personnel, that currently provide services to the fund will also provide services to the fund for the new FIAM mandate.  The Board also took into consideration additional information regarding the investment mandate provided by Strategic Advisers and FIAM.
Resources Dedicated to Investment Management and Support Services.  With respect to the new FIAM mandate, the Board reviewed the general qualifications and capabilities of FIAM's investment staff, use of technology, and approach to managing and compensating investment personnel. The Board noted that FIAM's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in its deliberations, the Board considered FIAM's trading capabilities and resources and compliance infrastructure, which are integral parts of the investment management process, and its investment in business continuity planning.
With respect to the updated fee schedules, the Board noted that it had approved the existing sub-advisory agreement with the Sub-Adviser at its September 2023 meeting and that other than the new FIAM investment mandate, each Amended Agreement will not result in any changes to: (i) the nature, extent and quality of the services provided; (ii) the fund's investment processes or strategies; or (iii) the persons primarily responsible for the day-to-day management of the fund.
Shareholder and Administrative Services.  With respect to the new FIAM mandate, the Board considered (i) the nature, extent, quality, and cost of advisory services to be performed by FIAM under the Amended FIAM Agreement; and (ii) the resources to be devoted to the fund's compliance policies and procedures.
Investment Performance.  With respect to the new FIAM mandate, the Board considered the historical investment performance of FIAM and its portfolio managers in managing accounts under a similar investment mandate. With respect to the updated fee schedules, the Board did not consider performance to be a material factor in its decision to approve each Amended Agreement because the approval of each Amended Agreement will not result in any changes to: (i) the fund's investment processes or strategies; or (ii) the persons primarily responsible for the day-to-day management of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Agreement should benefit or continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Fund Expenses.  With respect to the new FIAM mandate, the Board considered the amount and nature of the fees to be paid by the fund to Strategic Advisers and by Strategic Advisers to FIAM, as well as the projected change in the fund's management fee and total operating expenses, if any, as a result of hiring FIAM for the new mandate.
The Board noted that each Amended Agreement will not result in changes to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its portion of the fund's management fee.
With respect to the new FIAM mandate, the Board considered that after allocating assets to FIAM, while the fund's management fee is expected to increase, the fund's total net expenses are expected to decrease. The Board also noted that both the fund's projected management fee and the fund's projected total net expenses are expected to continue to rank below the competitive peer group median reported in the June 2024 management contract renewal materials for the fund. Additionally, the Board also considered that with respect to the updated fee schedules, each Amended Agreement will not impact the fund's management fee at current asset levels.
Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability.  Because each Amended Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers' portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve each Amended Agreement.
Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board considered Strategic Advisers' representation that it does not anticipate that the approval of each Amended Agreement will have a significant impact on the profitability of, or potential fall-out benefits to, Strategic Advisers or its affiliates.
Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's management contract, sub-advisory agreements, and sub-subadvisory agreements. The Board noted that with respect to the new FIAM mandate and updated fee schedules, each Amended Agreement will provide or continue to provide, as applicable, for breakpoints that have the potential to reduce sub-advisory fees paid to the sub-adviser as assets allocated to the sub-adviser grow. The Board also noted that it did not consider the possible realization of economies of scale to be a significant factor in its decision to approve each Amended Agreement with respect to the updated fee schedules because the fund will not bear any additional expenses under each Amended Agreement.
Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that each Amended Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Amended Agreement is in the best interests of the fund and its shareholders and should be approved. In addition, the Board concluded that the approval each Amended Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

1.912867.114
SIT-SANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024